    As Filed with the Securities and Exchange Commission on April 24, 2009
                                                           File Nos. 333-102295
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 7

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 98

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                       Director, Senior Vice President,
                         Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                  Jocelyn Liu
                               Assistant Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, Il 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on          pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

Morgan Stanley Variable Annuity II

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.


The Contract currently offers 39 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 37 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):


 Morgan Stanley Variable Investment     AIM Variable Insurance Funds (Series
   Series (Class X Shares)                I Shares)

 The Universal Institutional Funds,     AllianceBernstein Variable Products
   Inc. (Class I Shares)                  Series Fund, Inc. (Class B Shares)

 Van Kampen Life Investment Trust       Franklin Templeton Variable Insurance
   (Class I and Class II Shares)          Products Trust (Class 2 Shares)

                                        Putnam Variable Trust (Class IB
                                          Shares)


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 59 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES  described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           Investment in the Contracts involves investment risks, including possible loss of principal.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------


                                                        Page
                   -----------------------------------------
                   Overview
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   Contract Features
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Access To Your Money               19
                   -----------------------------------------
                      Income Payments                    20
                   -----------------------------------------


                                                                   Page
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
           Longevity Reward Rider                                   28
        ---------------------------------------------------------------
        Other Information
        ---------------------------------------------------------------
           More Information:                                        29
        ---------------------------------------------------------------
             Allstate Life                                          29
        ---------------------------------------------------------------
             The Variable Account                                   29
        ---------------------------------------------------------------
             The Portfolios                                         30
        ---------------------------------------------------------------
             The Contract                                           30
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   31
        ---------------------------------------------------------------
             Legal Matters                                          31
        ---------------------------------------------------------------
           Taxes                                                    31
        ---------------------------------------------------------------
        Appendix A - Accumulation Unit Values                       40
        ---------------------------------------------------------------
        Appendix B - Calculation of Enhanced Earnings Death
         Benefit                                                    58
        ---------------------------------------------------------------
        Statement of Additional Information Table of Contents       59
        ---------------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                            Page
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                             11
               -------------------------------------------------
               Accumulation Unit Value                       11
               -------------------------------------------------
               Allstate Life ("We")                          29
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              25
               -------------------------------------------------
               Dollar Cost Averaging Program                 17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            24
               -------------------------------------------------
               Enhanced Death Benefit Option                 24
               -------------------------------------------------
               Enhanced Earnings Death Benefit Option        25
               -------------------------------------------------
               Fixed Account Options                         14
               -------------------------------------------------

                                                             Page
              ---------------------------------------------------
              Free Withdrawal Amount                          18
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Guarantee Periods                               14
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   25
              ---------------------------------------------------
              Income Plan                                     20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Longevity Reward Rider                          28
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Benefit Combination Option          25
              ---------------------------------------------------
              Performance Death Benefit Option                25
              ---------------------------------------------------
              Performance Income Benefit Option               22
              ---------------------------------------------------
              Portfolios                                      30
              ---------------------------------------------------
              Tax Qualified Contracts                         34
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                29
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

The Contract at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments        We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
----------------------------------------------------------------------------------------------------------
Expenses                 You will bear the following expenses:

                         . Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination Option 2 1.85%

                         . If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         . Annual contract maintenance charge of $30 (waived in certain cases)

                         . Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                            withdrawn (with certain exceptions)

                         . Transfer fee of $25 after 12th transfer in any Contract Year

                         . State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
----------------------------------------------------------------------------------------------------------
Investment Alternatives  The Contract offers 39 investment alternatives including:

                         . 2 Fixed Account Options (which credit interest at rates we guarantee)

                         . 37 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                         .         Morgan Stanley Investment Advisors Inc.

                         .         Morgan Stanley Investment Management, Inc./(1)/

                         .         Van Kampen Asset Management

                         .         Invesco A I M Advisors, Inc.

                         .         AllianceBernstein L.P.

                         .         Franklin Advisers, Inc.

                         .         Franklin Mutual Advisers, LLC

                         .         Putnam Investment Management, LLC

                         .         Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

                         (1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
                         Portfolios, does business in certain instances using the name Van Kampen.


                               4     PROSPECTUS

----------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  . Automatic Additions Program

                  . Automatic Portfolio Rebalancing Program

                  . Dollar Cost Averaging Program

                  . Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  . life income with payments guaranteed for 10 years

                  . joint and survivor life income payments

                  . guaranteed payments for a specified period
----------------------------------------------------------------------------------------------------
Death Benefits    If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
----------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract value
                  ("Contract Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                  There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").
----------------------------------------------------------------------------------------------------
Withdrawals       You may withdraw some or all of your Contract Value at anytime during the
                  Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                  Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
----------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------

The Contract basically works in two ways.


First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                               0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------
Applicable Charge                                                6%  5%  4%  3%  2%  1%   0%
--------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                     $30.00***
--------------------------------------------------------------------------------------------
Transfer Fee                                                          $25.00****
--------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.45%               0.10%               1.55%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.58%               0.10%               1.68%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.69%               0.10%               1.79%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.95%               0.10%               2.05%
---------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

Portfolio Annual Expenses - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.30%    1.62%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.


Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $831  $1,484  $2,151   $4,225
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $696  $1,084  $1,496   $2,974
---------------------------------------------------------------------------------


Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $406  $1,229  $2,066   $4,225
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $271  $  829  $1,411   $2,974
---------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option with a mortality and expense risk charge of 1.95%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $30. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               8     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

The Contract
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of

                               9     PROSPECTUS

Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

                               10     PROSPECTUS

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

Contract Value
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.


For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.


                               11     PROSPECTUS

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



Portfolio:                               Each Portfolio Seeks:                                   Investment Adviser:
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class X                      income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class X        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             Morgan Stanley Investment
 Portfolio - Class X                      investments                                            Advisors Inc.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class X               income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class X/(1)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income
 - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class X                      growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class X                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class X                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class X                      to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poors
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class X
-------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I    Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I                                  in growth-oriented equity securities of issuers in     Morgan Stanley Investment
                                          emerging market countries.                             Management, Inc./(2)/
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily
 Class I                                  in equity securities of non-U.S. issuers domiciled in
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I                                        three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                 Investment Adviser:
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II
-----------------------------------------------------------------------------------------------Van Kampen Asset
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in      Management
 Class I                                  equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I
-----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
 Series I/(3)/
                                                                                               Invesco A I M Advisors, Inc.
                                                                                               Sub-adviser: Invesco Trimark
                                                                                               Investment Management Inc.;
                                                                                               Invesco Global Asset
                                                                                               Management (N.A.), Inc.;
                                                                                               Invesco Institutional (N.A.),
                                                                                               Inc.; Invesco Senior Secured
                                                                                               Management, Inc.; Invesco
                                                                                               Hong Kong Limited; Invesco
-----------------------------------------------------------------------------------------------Asset Management Limited;
AIM V.I. Core Equity Fund - Series       Growth of capital                                     Invesco Asset Management
 I/(3)/                                                                                        (Japan) Limited; Invesco
-----------------------------------------------------------------------------------------------Asset Management
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital                           Deutschland, GmbH; and
 Series I/(3)/                                                                                 Invesco Australia Limited
-----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-----------------------------------------------------------------------------------------------AllianceBernstein L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
-----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-----------------------------------------------------------------------------------------------Franklin Advisers, Inc.
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-----------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.
 Securities Fund - Class 2
-----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal  Franklin Mutual Advisers,
 Class 2                                                                                       LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                             Templeton Investment
 - Class 2                                                                                     Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                 Putnam Investment
 Class IB                                                                                      Management, LLC
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(4)/
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------


                               13     PROSPECTUS

(1)Effective November 3, 2008, the Morgan Stanley VIS Utilities Portfolio changed its name to the Morgan Stanley VIS Global Infrastructure Portfolio.


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(4)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If y ou are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.


                               14     PROSPECTUS

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------
TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money
Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations

                               15     PROSPECTUS
are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.


                               16     PROSPECTUS

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

Expenses
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase

                               18     PROSPECTUS
payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

                               19     PROSPECTUS

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;


..   no later than the first day of the calendar month after the Annuitant's
    99th birthday, or the 10th Contract Anniversary, if later.


You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

Income Plan 1 - Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have

                               20     PROSPECTUS
made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.


Income Plan 2 - Joint and Survivor Life Income.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.


Income Plan 3 - Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed

                               21     PROSPECTUS
investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

Income Benefit Combination Option 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

Eligibility. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

                               22     PROSPECTUS

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

Withdrawal Adjustment.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Guaranteed Income Benefit. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

                               23     PROSPECTUS

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 25. The death benefit options may not be available in all states.

Enhanced Death Benefit Option. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 85th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

       .  (i) = the withdrawal amount

       .  (ii) = the Contract Value just before the withdrawal

       .  (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

                               24     PROSPECTUS

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Performance Benefit Combination Option. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 25) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Option. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

                               25     PROSPECTUS

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

                               26     PROSPECTUS

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named

Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the

                               27     PROSPECTUS

   Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

Longevity Reward Rider
--------------------------------------------------------------------------------
We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

Eligibility. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

Contract Maintenance Charge. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

Contract Continuation By a Surviving Spouse. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

                               28     PROSPECTUS

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

New Withdrawal Charge. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             Existing Purchase    New Purchase
                 Payments           Payments
                                                     Withdrawal
                                    Number of       Charge (as a
                                 Complete Years   Percentage of New
                Number of       Since We Received    or Existing
              Complete Years    the New Purchase      Purchase
               Since Rider        Payment Being       Payments
                   Date             Withdrawn        Withdrawn)
                    0                   0                 3%
                    1                   1                 2%
                    2                   2                 1%
                    3+                  3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

Free Withdrawal Amount. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

More Information
--------------------------------------------------------------------------------
ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial

                               29     PROSPECTUS

Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its

                               30     PROSPECTUS

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profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract owner records;

..   Contract owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON - QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax

                               31     PROSPECTUS

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purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments

                               32     PROSPECTUS

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for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

                               33     PROSPECTUS

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Tax Free Exchanges under Internal Revenue Code Section 1035.  A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

                               34     PROSPECTUS

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..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under

                               35     PROSPECTUS

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Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and


..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                               36     PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

                               37     PROSPECTUS

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death

                               38     PROSPECTUS
benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.


                               39     PROSPECTUS

Appendix A
Accumulation Unit Values
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:


The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account , Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Infrastructure - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Equity - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The UIF Equity Growth, Class I Sub-Account , UIF International Magnum, Class I Sub-Account, UIF Emerging Markets Equity, Class I Sub-Account , and Van Kampen LIT Strategic Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The UIF U.S. Mid Cap Value, Class I Sub-Account, the AIM V.I. Capital Appreciation - Series I Sub-Account, the AllianceBernstein VPS Growth - Class B Sub-Account, AllianceBernstein VPS Growth and Income - Class B Sub-Account, and AllianceBernstein VPS Large Cap Growth - Class B Sub-Account , and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.


The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account , FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account , FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004, The AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006.


On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio - Class X liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.


                               40     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                 1999       $10.000      $14.447       924,675
                                                                 2000       $14.447       $8.324       330,757
                                                                 2001        $8.324       $9.905     2,037,605
                                                                 2002        $9.905       $7.563     1,469,643
                                                                 2003        $7.563       $9.407     1,182,043
                                                                 2004        $9.407      $10.460       899,342
                                                                 2005       $10.460      $12.712       637,524
                                                                 2006       $12.712      $13.525       444,416
                                                                 2007       $13.525      $15.967       309,422
                                                                 2008       $15.967       $8.055       239,927
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                 1999       $36.725      $35.384    31,771,950
                                                                 2000       $35.384      $36.762    22,447,720
                                                                 2001       $36.762      $34.380    18,402,631
                                                                 2002       $34.380      $27.809    14,271,895
                                                                 2003       $27.809      $35.088    11,388,813
                                                                 2004       $35.088      $37.546     8,614,729
                                                                 2005       $37.546      $39.122     6,150,647
                                                                 2006       $39.122      $42.880     4,417,726
                                                                 2007       $42.880      $44.089     3,396,405
                                                                 2008       $44.089      $27.685     2,746,257
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                 1999       $50.025      $78.284    13,033,466
                                                                 2000       $78.284      $67.698    12,262,797
                                                                 2001       $67.698      $48.840     9,213,699
                                                                 2002       $48.840      $37.962     6,962,525
                                                                 2003       $37.962      $45.995     5,390,368
                                                                 2004       $45.995      $50.436     4,082,674
                                                                 2005       $50.436      $58.796     2,973,450
                                                                 2006       $58.796      $60.437     2,130,839
                                                                 2007       $60.437      $71.273     1,620,807
                                                                 2008       $71.273      $36.827     1,314,636
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                 1999       $34.083      $43.419     7,442,535
                                                                 2000       $43.419      $40.733     6,307,478
                                                                 2001       $40.733      $33.048     4,613,136
                                                                 2002       $33.048      $25.640     3,538,947
                                                                 2003       $25.640      $32.640     2,729,709
                                                                 2004       $32.640      $36.304     2,086,485
                                                                 2005       $36.304      $38.931     1,443,696
                                                                 2006       $38.931      $50.016     1,083,879
                                                                 2007       $50.016      $57.036       881,250
                                                                 2008       $57.036      $32.242       696,851


                               41     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                  1999        $9.728      $12.177     1,766,647
                                                                  2000       $12.177       $9.926     2,405,879
                                                                  2001        $9.926       $7.501     1,726,377
                                                                  2002        $7.501       $5.865     1,176,968
                                                                  2003        $5.865       $7.587     1,000,001
                                                                  2004        $7.587       $8.424       764,552
                                                                  2005        $8.424       $8.877       555,009
                                                                  2006        $8.877      $10.383       405,315
                                                                  2007       $10.383      $11.993       277,444
                                                                  2008       $11.993       $6.645       233,448
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                  1999       $16.991      $19.219    15,377,323
                                                                  2000       $19.219      $18.489    11,064,552
                                                                  2001       $18.489      $17.100     8,650,672
                                                                  2002       $17.100      $14.759     6,686,000
                                                                  2003       $14.759      $19.231     5,329,708
                                                                  2004       $19.231      $21.807     4,254,555
                                                                  2005       $21.807      $22.879     3,176,388
                                                                  2006       $22.879      $27.526     2,410,773
                                                                  2007       $27.526      $29.062     1,876,654
                                                                  2008       $29.062      $16.934     1,460,052
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                  1999       $24.658      $24.009     6,186,696
                                                                  2000       $24.009      $16.055     4,112,148
                                                                  2001       $16.055      $10.493     2,971,097
                                                                  2002       $10.493       $9.614     2,130,485
                                                                  2003        $9.614      $12.115     2,018,163
                                                                  2004       $12.115      $13.129     1,548,414
                                                                  2005       $13.129      $13.236       962,837
                                                                  2006       $13.236      $14.273       663,543
                                                                  2007       $14.273      $14.668       518,210
                                                                  2008       $14.668      $11.124       427,548
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                  1999       $12.297      $12.997     2,557,977
                                                                  2000       $12.997      $12.846     1,868,522
                                                                  2001       $12.846      $12.964     1,759,604
                                                                  2002       $12.964      $11.813     1,492,253
                                                                  2003       $11.813      $14.084     1,199,577
                                                                  2004       $14.084      $15.418       970,700
                                                                  2005       $15.418      $16.270       656,182
                                                                  2006       $16.270      $18.334       519,312
                                                                  2007       $18.334      $18.666       411,373
                                                                  2008       $18.666      $13.575       304,981


                               42     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                            1999       $19.265      $18.200    16,872,144
                                                            2000       $18.200      $19.949    12,923,991
                                                            2001       $19.949      $21.563    11,955,743
                                                            2002       $21.563      $22.447     9,891,692
                                                            2003       $22.447      $24.016     7,521,052
                                                            2004       $24.016      $24.933     5,706,741
                                                            2005       $24.933      $25.417     4,193,246
                                                            2006       $25.417      $26.505     3,197,996
                                                            2007       $26.505      $27.713     2,480,749
                                                            2008       $27.713      $24.902     1,984,019
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                            1999       $10.000      $10.065       127,159
                                                            2000       $10.065      $10.511       247,190
                                                            2001       $10.511      $11.067       998,378
                                                            2002       $11.067      $11.361     2,184,695
                                                            2003       $11.361      $11.459     1,875,942
                                                            2004       $11.459      $11.466     1,494,669
                                                            2005       $11.466      $11.524     1,125,988
                                                            2006       $11.524      $11.856       746,919
                                                            2007       $11.856      $12.041       572,372
                                                            2008       $12.041      $10.108       415,568
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                            1999       $12.979      $13.460    17,541,394
                                                            2000       $13.460      $14.083    13,100,511
                                                            2001       $14.083      $14.436    14,122,157
                                                            2002       $14.436      $14.433    12,828,970
                                                            2003       $14.433      $14.334     8,011,135
                                                            2004       $14.334      $14.265     6,004,073
                                                            2005       $14.265      $14.467     4,778,094
                                                            2006       $14.467      $14.932     4,181,794
                                                            2007       $14.932      $15.457     3,320,041
                                                            2008       $15.457      $15.623     3,384,187
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                            1999       $11.126      $13.198     4,729,418
                                                            2000       $13.198      $11.800     5,685,459
                                                            2001       $11.800      $10.217     4,881,154
                                                            2002       $10.217       $7.813     4,046,964
                                                            2003        $7.813       $9.856     3,888,379
                                                            2004        $9.856      $10.754     3,407,326
                                                            2005       $10.754      $11.102     2,439,845
                                                            2006       $11.102      $12.658     1,618,578
                                                            2007       $12.658      $13.140     1,225,377
                                                            2008       $13.140       $8.159     1,014,891


                               43     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                  1999       $26.875      $31.136    13,273,409
                                                                  2000       $31.136      $31.226    11,520,579
                                                                  2001       $31.226      $27.669     8,955,954
                                                                  2002       $27.669      $24.598     6,737,267
                                                                  2003       $24.598      $30.638     5,265,389
                                                                  2004       $30.638      $33.363     3,980,578
                                                                  2005       $33.363      $35.656     2,909,826
                                                                  2006       $35.656      $40.461     2,217,972
                                                                  2007       $40.461      $43.362     1,718,848
                                                                  2008       $43.362      $32.521     1,437,064
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                  1999       $29.461      $32.870    11,688,649
                                                                  2000       $32.870      $33.417     9,889,545
                                                                  2001       $33.417      $24.478     7,554,143
                                                                  2002       $24.478      $18.627     5,635,019
                                                                  2003       $18.627      $21.565     4,217,232
                                                                  2004       $21.565      $25.671     3,267,278
                                                                  2005       $25.671      $29.031     2,450,035
                                                                  2006       $29.031      $34.462     1,901,657
                                                                  2007       $34.462      $40.912     1,495,766
                                                                  2008       $40.912      $26.933     1,193,798
----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                  1999        $7.102      $13.643       609,573
                                                                  2000       $13.643       $8.224       496,918
                                                                  2001        $8.224       $7.586       391,194
                                                                  2002        $7.586       $6.819       461,316
                                                                  2003        $6.819      $10.069       507,331
                                                                  2004       $10.069      $12.230       464,745
                                                                  2005       $12.230      $16.151       380,097
                                                                  2006       $16.151      $21.854       301,731
                                                                  2007       $21.854      $30.281       237,077
                                                                  2008       $30.281      $12.958       139,006
----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                  1999       $10.104      $13.901     1,653,843
                                                                  2000       $13.901      $12.105     2,584,832
                                                                  2001       $12.105      $10.137     1,754,951
                                                                  2002       $10.137       $7.214     1,312,108
                                                                  2003        $7.214       $8.892     1,115,541
                                                                  2004        $8.892       $9.455       939,474
                                                                  2005        $9.455      $10.794       694,442
                                                                  2006       $10.794      $11.086       526,258
                                                                  2007       $11.086      $13.333       361,523
                                                                  2008       $13.333       $6.684       280,879


                               44     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                       1999        $9.790      $12.092      281,569
                                                       2000       $12.092      $10.448      521,562
                                                       2001       $10.448       $8.319      463,678
                                                       2002        $8.319       $6.827      405,211
                                                       2003        $6.827       $8.582      472,457
                                                       2004        $8.582       $9.940      449,004
                                                       2005        $9.940      $10.892      408,589
                                                       2006       $10.892      $13.447      343,994
                                                       2007       $13.447      $15.202      277,361
                                                       2008       $15.202       $8.305      241,222
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                       2002       $10.000       $7.326       35,545
                                                       2003        $7.326      $10.246      253,955
                                                       2004       $10.246      $12.292      324,513
                                                       2005       $12.292      $14.258      277,181
                                                       2006       $14.258      $15.373      223,398
                                                       2007       $15.373      $18.603      180,676
                                                       2008       $18.603       $9.770      151,607
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                       2000       $10.000      $10.243      130,014
                                                       2001       $10.243       $9.786      842,184
                                                       2002        $9.786       $6.949      863,660
                                                       2003        $6.949       $9.702      848,880
                                                       2004        $9.702      $10.969      819,612
                                                       2005       $10.969      $12.154      621,597
                                                       2006       $12.154      $14.474      472,554
                                                       2007       $14.474      $15.399      352,690
                                                       2008       $15.399       $8.919      280,399
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                       1999        $9.062       $8.808      230,000
                                                       2000        $8.808      $11.235      509,161
                                                       2001       $11.235      $12.174      494,048
                                                       2002       $12.174      $11.835      644,176
                                                       2003       $11.835      $16.167      567,867
                                                       2004       $16.167      $21.756      465,548
                                                       2005       $21.756      $25.125      294,218
                                                       2006       $25.125      $34.220      226,573
                                                       2007       $34.220      $27.996      159,524
                                                       2008       $27.996      $17.153      133,656
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                       2004       $10.000      $11.148       13,131
                                                       2005       $11.148      $12.221       24,994
                                                       2006       $12.221      $12.651       26,037
                                                       2007       $12.651      $14.678       12,416
                                                       2008       $14.678       $7.698       20,472


                               45     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                      2002       $10.000       $8.066       612,695
                                                      2003        $8.066      $10.425     1,477,236
                                                      2004       $10.425      $12.111     2,137,081
                                                      2005       $12.111      $12.472     1,989,581
                                                      2006       $12.472      $14.308     1,567,597
                                                      2007       $14.308      $13.827     1,236,076
                                                      2008       $13.827       $8.775       953,334
----------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                      1999       $11.997      $24.191     1,761,875
                                                      2000       $24.191      $21.445     3,397,290
                                                      2001       $21.445      $14.493     2,278,513
                                                      2002       $14.493       $9.654     1,675,939
                                                      2003        $9.654      $12.129     1,366,571
                                                      2004       $12.129      $12.808     1,059,152
                                                      2005       $12.808      $13.639       753,367
                                                      2006       $13.639      $13.841       528,733
                                                      2007       $13.841      $15.970       372,166
                                                      2008       $15.970       $8.037       306,263
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                      2000       $10.000       $8.324       330,757
                                                      2001        $8.324       $6.300       336,633
                                                      2002        $6.300       $4.702       284,291
                                                      2003        $4.702       $6.008       306,517
                                                      2004        $6.008       $6.320       291,181
                                                      2005        $6.320       $6.787       217,208
                                                      2006        $6.787       $7.118       241,036
                                                      2007        $7.118       $7.866       190,410
                                                      2008        $7.866       $4.462       166,645
----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                      2006       $10.000      $10.817       147,923
                                                      2007       $10.817      $11.536       118,456
                                                      2008       $11.536       $7.952       107,630
----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                      2004       $10.000      $10.838            20
                                                      2005       $10.838      $11.507       107,383
                                                      2006       $11.507      $12.630        64,974
                                                      2007       $12.630      $13.649        53,584
                                                      2008       $13.649       $9.626        54,545


                               46     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                2000       $10.000       $8.145       256,762
                                                                2001        $8.145       $6.135       375,013
                                                                2002        $6.135       $4.342       279,753
                                                                2003        $4.342       $5.770       582,899
                                                                2004        $5.770       $6.520       732,150
                                                                2005        $6.520       $7.181       549,286
                                                                2006        $7.181       $6.997       412,305
                                                                2007        $6.997       $7.777       271,554
                                                                2008        $7.777       $4.404       218,050
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                2000       $10.000      $10.764       710,787
                                                                2001       $10.764      $10.635     2,686,180
                                                                2002       $10.635       $8.156     2,122,155
                                                                2003        $8.156      $10.636     2,063,625
                                                                2004       $10.636      $11.671     1,740,326
                                                                2005       $11.671      $12.045     1,279,033
                                                                2006       $12.045      $13.902     1,186,867
                                                                2007       $13.902      $14.381       943,851
                                                                2008       $14.381       $8.414       734,524
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                2000       $10.000       $7.861     1,090,403
                                                                2001        $7.861       $6.406     1,004,407
                                                                2002        $6.406       $4.371       923,651
                                                                2003        $4.371       $5.320       670,836
                                                                2004        $5.320       $5.686       557,743
                                                                2005        $5.686       $6.443       503,519
                                                                2006        $6.443       $6.316       516,685
                                                                2007        $6.316       $7.079       368,977
                                                                2008        $7.079       $4.203       241,698
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                2004       $10.000      $10.713        73,220
                                                                2005       $10.713      $10.920        29,053
                                                                2006       $10.920      $11.783        37,421
                                                                2007       $11.783      $11.940        45,179
                                                                2008       $11.940       $9.026        40,584
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                2004       $10.000      $11.259       109,912
                                                                2005       $11.259      $11.286       293,020
                                                                2006       $11.286      $13.166       450,069
                                                                2007       $13.166      $13.477       470,818
                                                                2008       $13.477       $9.353       417,122
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                2005       $10.000      $11.352        57,973
                                                                2006       $11.352      $13.102       140,299
                                                                2007       $13.102      $12.617        84,460
                                                                2008       $12.617       $8.338        80,825


                               47     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                      2004       $10.000      $10.970       40,237
                                                      2005       $10.970      $11.965      200,311
                                                      2006       $11.965      $13.975      243,334
                                                      2007       $13.975      $14.266      222,495
                                                      2008       $14.266       $8.852      175,485
----------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                      2004       $10.000      $11.538       56,465
                                                      2005       $11.538      $12.541      218,833
                                                      2006       $12.541      $15.027      264,220
                                                      2007       $15.027      $17.116      241,130
                                                      2008       $17.116      $10.068      206,986
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      2000       $10.000      $10.800      294,258
                                                      2001       $10.800       $9.973      357,566
                                                      2002        $9.973       $7.971      337,171
                                                      2003        $7.971      $10.018      356,652
                                                      2004       $10.018      $10.982      281,169
                                                      2005       $10.982      $11.401      185,642
                                                      2006       $11.401      $13.039      157,795
                                                      2007       $13.039      $12.086      118,737
                                                      2008       $12.086       $7.310       71,743
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                      2000       $10.000       $9.083      577,155
                                                      2001        $9.083       $7.114      662,362
                                                      2002        $7.114       $5.778      594,387
                                                      2003        $5.778       $7.327      619,117
                                                      2004        $7.327       $8.400      469,236
                                                      2005        $8.400       $9.298      427,528
                                                      2006        $9.298      $11.717      421,805
                                                      2007       $11.717      $12.526      339,799
                                                      2008       $12.526       $6.926      244,382
----------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                      2002       $10.000       $7.308      198,217
                                                      2003        $7.308      $10.789      180,269
                                                      2004       $10.789      $13.435      144,803
                                                      2005       $13.435      $14.188       96,506
                                                      2006       $14.188      $16.419       68,930
                                                      2007       $16.419      $14.137       45,234
                                                      2008       $14.137       $8.457       39,650


                               48     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                      2000       $10.000       $8.125      594,706
                                      2001        $8.125       $6.219      647,820
                                      2002        $6.219       $4.508      801,112
                                      2003        $4.508       $5.555      457,530
                                      2004        $5.555       $5.757      381,566
                                      2005        $5.757       $6.003      281,603
                                      2006        $6.003       $6.245      192,384
                                      2007        $6.245       $6.501      123,721
                                      2008        $6.501       $4.038       89,897



* The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               49     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                 2000       $10.000      $10.129           0
                                                                 2001       $10.129       $7.098       1,652
                                                                 2002        $7.098       $5.382       1,817
                                                                 2003        $5.382       $6.647       2,091
                                                                 2004        $6.647       $7.340       2,005
                                                                 2005        $7.340       $8.857       1,314
                                                                 2006        $8.857       $9.359       1,139
                                                                 2007        $9.359      $10.970           0
                                                                 2008       $10.970       $5.496           0
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                 2000       $10.000      $10.495       3,475
                                                                 2001       $10.495       $9.745      41,334
                                                                 2002        $9.745       $7.828      55,944
                                                                 2003        $7.828       $9.808      62,454
                                                                 2004        $9.808      $10.422      30,254
                                                                 2005       $10.422      $10.783      26,322
                                                                 2006       $10.783      $11.737       9,654
                                                                 2007       $11.737      $11.983       5,851
                                                                 2008       $11.983       $7.472       5,782
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                 2000       $10.000      $10.128           0
                                                                 2001       $10.128       $9.745      69,035
                                                                 2002        $9.745       $5.600      82,007
                                                                 2003        $5.600       $6.737      85,882
                                                                 2004        $6.737       $7.336      49,330
                                                                 2005        $7.336       $8.493      46,632
                                                                 2006        $8.493       $8.669      23,798
                                                                 2007        $8.669      $10.151       9,615
                                                                 2008       $10.151       $5.209       3,698
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                 2000       $10.000      $10.401           0
                                                                 2001       $10.401       $8.378      25,476
                                                                 2002        $8.378       $6.455      33,850
                                                                 2003        $6.455       $8.160      33,441
                                                                 2004        $8.160       $9.013      19,099
                                                                 2005        $9.013       $9.598      17,253
                                                                 2006        $9.598      $12.244       9,856
                                                                 2007       $12.244      $13.865       6,427
                                                                 2008       $13.865       $7.783       2,393


                               50     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                  2000       $10.000       $9.869           0
                                                                  2001        $9.869       $7.411       5,126
                                                                  2002        $7.411       $5.749       8,431
                                                                  2003        $5.749       $7.386       7,075
                                                                  2004        $7.386       $8.143       6,273
                                                                  2005        $8.143       $8.521       5,603
                                                                  2006        $8.521       $9.897       4,414
                                                                  2007        $9.897      $11.352       1,869
                                                                  2008       $11.352       $6.246       1,812
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                  2000       $10.000      $10.319           0
                                                                  2001       $10.319       $9.476      18,699
                                                                  2002        $9.476       $8.121      27,267
                                                                  2003        $8.121      $10.509      33,076
                                                                  2004       $10.509      $11.833      26,554
                                                                  2005       $11.833      $12.328      23,800
                                                                  2006       $12.328      $14.729       8,567
                                                                  2007       $14.729      $15.442       7,297
                                                                  2008       $15.442       $8.935       4,180
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                  2000       $10.000       $9.542          98
                                                                  2001        $9.542       $6.192         204
                                                                  2002        $6.192       $5.633       1,853
                                                                  2003        $5.633       $7.050       2,331
                                                                  2004        $7.050       $7.586       1,648
                                                                  2005        $7.586       $7.595       1,648
                                                                  2006        $7.595       $8.133       1,648
                                                                  2007        $8.133       $8.299       1,647
                                                                  2008        $8.299       $6.250           0
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                  2000       $10.000      $10.277           0
                                                                  2001       $10.277      $10.483           0
                                                                  2002       $10.483       $9.318         936
                                                                  2003        $9.318      $11.032       8,277
                                                                  2004       $11.032      $11.993       7,491
                                                                  2005       $11.993      $12.568       9,338
                                                                  2006       $12.568      $14.063       3,376
                                                                  2007       $14.063      $14.218       3,410
                                                                  2008       $14.218      $10.267       1,152


                               51     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                            2000       $10.000      $10.017       2,755
                                                            2001       $10.017      $10.751      13,344
                                                            2002       $10.751      $11.114      18,094
                                                            2003       $11.114      $11.808      19,180
                                                            2004       $11.808      $12.173      22,351
                                                            2005       $12.173      $12.324      21,235
                                                            2006       $12.324      $12.762       9,848
                                                            2007       $12.762      $13.250       7,148
                                                            2008       $13.250      $11.823       4,674
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                            2000       $10.000      $10.007           0
                                                            2001       $10.007      $10.461       9,043
                                                            2002       $10.461      $10.664      30,423
                                                            2003       $10.664      $10.681       8,647
                                                            2004       $10.681      $10.613         474
                                                            2005       $10.613      $10.592           0
                                                            2006       $10.592      $10.822           0
                                                            2007       $10.822      $10.914           0
                                                            2008       $10.914       $9.098           0
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                            2000       $10.000      $10.017           0
                                                            2001       $10.017      $10.194           0
                                                            2002       $10.194      $10.121       7,283
                                                            2003       $10.121       $9.982      10,899
                                                            2004        $9.982       $9.864       5,213
                                                            2005        $9.864       $9.934       4,581
                                                            2006        $9.934      $10.182       2,596
                                                            2007       $10.182      $10.467       1,857
                                                            2008       $10.467      $10.505       1,799
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                            2000       $10.000       $9.978           0
                                                            2001        $9.978       $8.578       4,348
                                                            2002        $8.578       $6.514      10,101
                                                            2003        $6.514       $8.159       7,819
                                                            2004        $8.159       $8.841       6,666
                                                            2005        $8.841       $9.064       5,253
                                                            2006        $9.064      $10.262       3,694
                                                            2007       $10.262      $10.578       1,997
                                                            2008       $10.578       $6.522       1,269


                               52     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                  2000       $10.000      $10.071       3,347
                                                                  2001       $10.071       $8.861       5,682
                                                                  2002        $8.861       $7.822       3,623
                                                                  2003        $7.822       $9.675      11,837
                                                                  2004        $9.675      $10.462      11,558
                                                                  2005       $10.462      $11.104      10,797
                                                                  2006       $11.104      $12.512         576
                                                                  2007       $12.512      $13.315       1,211
                                                                  2008       $13.315       $9.916       1,054
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                  2000       $10.000      $10.139       6,315
                                                                  2001       $10.139       $7.374       3,081
                                                                  2002        $7.374       $5.573       1,656
                                                                  2003        $5.573       $6.406       2,634
                                                                  2004        $6.406       $7.573         571
                                                                  2005        $7.573       $8.505       3,652
                                                                  2006        $8.505      $10.026       3,254
                                                                  2007       $10.026      $11.818       2,505
                                                                  2008       $11.818       $7.726         630
----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                  2000       $10.000       $9.538           0
                                                                  2001        $9.538       $8.736       7,015
                                                                  2002        $8.736       $7.797      10,972
                                                                  2003        $7.797      $11.433      15,738
                                                                  2004       $11.433      $13.790      14,257
                                                                  2005       $13.790      $18.086      13,231
                                                                  2006       $18.086      $24.302       4,291
                                                                  2007       $24.302      $33.436       2,783
                                                                  2008       $33.436      $14.208       2,002
----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                  2000       $10.000       $9.829           0
                                                                  2001        $9.829       $8.172       6,041
                                                                  2002        $8.172       $5.775       8,634
                                                                  2003        $5.775       $7.069       8,594
                                                                  2004        $7.069       $7.464       6,644
                                                                  2005        $7.464       $8.461       4,914
                                                                  2006        $8.461       $8.631       3,183
                                                                  2007        $8.631      $10.306       1,650
                                                                  2008       $10.306       $5.130       1,563


                               53     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                       2000       $10.000      $10.198           0
                                                       2001       $10.198       $8.062       4,891
                                                       2002        $8.062       $6.571       8,959
                                                       2003        $6.571       $8.202       7,729
                                                       2004        $8.202       $9.433       6,724
                                                       2005        $9.433      $10.265       5,050
                                                       2006       $10.265      $12.586       4,200
                                                       2007       $12.586      $14.128       2,196
                                                       2008       $14.128       $7.664       2,215
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                       2002       $10.000       $7.291       9,244
                                                       2003        $7.291      $10.127       9,732
                                                       2004       $10.127      $12.065       4,775
                                                       2005       $12.065      $13.897       4,568
                                                       2006       $13.897      $14.879         572
                                                       2007       $14.879      $17.879         639
                                                       2008       $17.879       $9.324         567
-----------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                       2000       $10.000      $10.319           0
                                                       2001       $10.319       $9.790       7,459
                                                       2002        $9.790       $6.903       9,315
                                                       2003        $6.903       $9.571      14,752
                                                       2004        $9.571      $10.745      14,091
                                                       2005       $10.745      $11.823      14,685
                                                       2006       $11.823      $13.981       6,105
                                                       2007       $13.981      $14.771       4,471
                                                       2008       $14.771       $8.496       2,499
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                       2000       $10.000      $10.025           0
                                                       2001       $10.025      $10.786       4,991
                                                       2002       $10.786      $10.412       9,476
                                                       2003       $10.412      $14.124       6,979
                                                       2004       $14.124      $18.874       5,869
                                                       2005       $18.874      $21.646       5,673
                                                       2006       $21.646      $29.277       4,460
                                                       2007       $29.277      $23.784       3,927
                                                       2008       $23.784      $14.470       1,622
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                       2004       $10.000      $11.095           0
                                                       2005       $11.095      $12.077           0
                                                       2006       $12.077      $12.415           0
                                                       2007       $12.415      $14.302           0
                                                       2008       $14.302       $7.449           0


                               54     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                      2002       $10.000       $8.029         359
                                                      2003        $8.029      $10.304       8,291
                                                      2004       $10.304      $11.887       8,941
                                                      2005       $11.887      $12.156      11,009
                                                      2006       $12.156      $13.849       4,818
                                                      2007       $13.849      $13.289       4,484
                                                      2008       $13.289       $8.375       1,654
----------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                      2000       $10.000       $9.838           0
                                                      2001        $9.838       $6.601      17,319
                                                      2002        $6.601       $4.366      25,304
                                                      2003        $4.366       $5.448      24,193
                                                      2004        $5.448       $5.713      18,048
                                                      2005        $5.713       $6.041      16,689
                                                      2006        $6.041       $6.088       7,685
                                                      2007        $6.088       $6.975       2,765
                                                      2008        $6.975       $3.486       2,548
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                      2000       $10.000       $9.895           0
                                                      2001        $9.895       $7.436      13,961
                                                      2002        $7.436       $5.510      25,054
                                                      2003        $5.510       $6.992      21,313
                                                      2004        $6.992       $7.304      19,669
                                                      2005        $7.304       $7.789      16,512
                                                      2006        $7.789       $8.112      15,014
                                                      2007        $8.112       $8.901       8,466
                                                      2008        $8.901       $5.015       6,872
----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                      2006       $10.000      $10.765       2,385
                                                      2007       $10.765      $11.399       1,323
                                                      2008       $11.399       $7.804       1,289
----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                      2004       $10.000      $10.787           8
                                                      2005       $10.787      $11.372       2,367
                                                      2006       $11.372      $12.394       2,380
                                                      2007       $12.394      $13.301       2,187
                                                      2008       $13.301       $9.314           0
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                      2000       $10.000       $9.927           0
                                                      2001        $9.927       $7.424       4,367
                                                      2002        $7.424       $5.217       6,161
                                                      2003        $5.217       $6.885       5,057
                                                      2004        $6.885       $7.726       4,213
                                                      2005        $7.726       $8.450       3,888
                                                      2006        $8.450       $8.176       3,081
                                                      2007        $8.176       $9.024       2,186
                                                      2008        $9.024       $5.075       2,042


                               55     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                2000       $10.000      $10.359           0
                                                                2001       $10.359      $10.162       5,013
                                                                2002       $10.162       $7.739       7,042
                                                                2003        $7.739      $10.022      12,771
                                                                2004       $10.022      $10.920      13,421
                                                                2005       $10.920      $11.191      12,715
                                                                2006       $11.191      $12.827       5,038
                                                                2007       $12.827      $13.176       3,662
                                                                2008       $13.176       $7.655       2,527
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                2000       $10.000       $9.807           0
                                                                2001        $9.807       $7.935       5,423
                                                                2002        $7.935       $5.376       5,914
                                                                2003        $5.376       $6.498       4,757
                                                                2004        $6.498       $6.897       4,215
                                                                2005        $6.897       $7.761       7,717
                                                                2006        $7.761       $7.555       6,070
                                                                2007        $7.555       $8.408       4,796
                                                                2008        $8.408       $4.957       1,295
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                2004       $10.000      $10.662           0
                                                                2005       $10.662      $10.791           0
                                                                2006       $10.791      $11.562           0
                                                                2007       $11.562      $11.634           0
                                                                2008       $11.634       $8.733           0
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                2004       $10.000      $11.205           0
                                                                2005       $11.205      $11.157          77
                                                                2006       $11.157      $12.926         321
                                                                2007       $12.926      $13.138         729
                                                                2008       $13.138       $9.054         620
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                2005       $10.000      $11.298       2,383
                                                                2006       $11.298      $12.950       2,715
                                                                2007       $12.950      $12.383       2,651
                                                                2008       $12.383       $8.126         273
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                2004       $10.000      $10.917          20
                                                                2005       $10.917      $11.825         788
                                                                2006       $11.825      $13.715         760
                                                                2007       $13.715      $13.903         328
                                                                2008       $13.903       $8.566         353


                               56     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                             Combination Option 2

                          Mortality & Expense = 1.95



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                      2004       $10.000      $11.483          20
                                                      2005       $11.483      $12.394       2,859
                                                      2006       $12.394      $14.747       2,821
                                                      2007       $14.747      $16.679       2,105
                                                      2008       $16.679       $9.742         289
----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                      2000       $10.000      $10.225           0
                                                      2001       $10.225       $9.375       3,587
                                                      2002        $9.375       $7.441       5,340
                                                      2003        $7.441       $9.286      11,842
                                                      2004        $9.286      $10.109      12,033
                                                      2005       $10.109      $10.422      11,947
                                                      2006       $10.422      $11.836       2,918
                                                      2007       $11.836      $10.894       2,193
                                                      2008       $10.894       $6.543       2,353
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                      2000       $10.000      $10.316           0
                                                      2001       $10.316       $8.022       4,133
                                                      2002        $8.022       $6.470       7,113
                                                      2003        $6.470       $8.147       7,249
                                                      2004        $8.147       $9.275       4,937
                                                      2005        $9.275      $10.195       4,319
                                                      2006       $10.195      $12.758       2,526
                                                      2007       $12.758      $13.543       1,700
                                                      2008       $13.543       $7.437       1,704
----------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                      2002       $10.000       $7.274         158
                                                      2003        $7.274      $10.664         315
                                                      2004       $10.664      $13.187         271
                                                      2005       $13.187      $13.828           0
                                                      2006       $13.828      $15.892           0
                                                      2007       $15.892      $13.587           0
                                                      2008       $13.587       $8.072           0
----------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                      2000       $10.000       $9.817           0
                                                      2001        $9.817       $7.522       4,086
                                                      2002        $7.522       $5.414       7,096
                                                      2003        $5.414       $6.625       6,303
                                                      2004        $6.625       $6.817       5,753
                                                      2005        $6.817       $7.060       4,821
                                                      2006        $7.060       $7.293       3,192
                                                      2007        $7.293       $7.538       2,508
                                                      2008        $7.538       $4.650       2,481



* Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above this table. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               57     PROSPECTUS

Appendix B
Calculation Of Enhanced Earnings Death Benefit
--------------------------------------------------------------------------------

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals =                $0
       -----------------------------------------------------------------
       In-Force Premium =                 $100,000 ($100,000 + $0 -$0)
       -----------------------------------------------------------------
       Death Benefit Earnings =           $25,000 ($125,000 - $100,000)
       -----------------------------------------------------------------
       Enhanced Earnings Death Benefit =     40% X $25,000 = $10,000
       -----------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

      Excess of Earnings Withdrawals =      $5,000 ($10,000 - $5,000)
      --------------------------------------------------------------------
      In-Force Premium =                 $95,000 ($100,000 + $0 - $5,000)
      --------------------------------------------------------------------
      Death Benefit Earnings =             $19,000 ($114,000 - $95,000)
      --------------------------------------------------------------------
      Enhanced Earnings Death Benefit =       40%X $19,000 = $7,600
      --------------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

  Excess of Earnings Withdrawals =         $30,000 ($50,000 - $20,000)
  ---------------------------------------------------------------------------
  In-Force Premium =                 $120,000 ($110,000 + $40,000 - $30,000)
  ---------------------------------------------------------------------------
  Death Benefit Earnings =                $20,000 ($140,000 - $120,000)
  ---------------------------------------------------------------------------
  Enhanced Earnings Death Benefit =          25% of $20,000 = $5,000
  ---------------------------------------------------------------------------

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               58     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

                   -----------------------------------------
                   Additions, Deletions or Substitutions
                    of Investments
                   -----------------------------------------
                   The Contract
                   -----------------------------------------
                      Purchases
                   -----------------------------------------
                      Tax-free Exchanges (1035
                      Exchanges, Rollovers and Transfers)
                   -----------------------------------------
                      Calculation of Accumulation Unit
                      Values
                   -----------------------------------------
                      Calculation of Variable Income
                      Payments
                   -----------------------------------------
                   General Matters
                   -----------------------------------------
                      Incontestability
                   -----------------------------------------
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                       Premium Taxes
                    ----------------------------------------
                       Tax Reserves
                    ----------------------------------------
                    Experts
                    ----------------------------------------
                    Financial Statements
                    ----------------------------------------
                    Appendix A - Accumulation Unit Values
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               59     PROSPECTUS

40137

[LOGO]

Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.


The Contract offers 39 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 36 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisor Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):


 Morgan Stanley Variable Investment     AIM Variable Insurance Funds (Series
   Series (Class Y Shares)                I Shares)

 The Universal Institutional Funds,     AllianceBernstein Variable Products
   Inc. (Class I Shares)                  Series Fund, Inc. (Class B Shares)

 Van Kampen Life Investment Trust       Franklin Templeton Variable Insurance
   (Class I and Class II Shares)          Products Trust (Class 2 Shares)

                                        Putnam Variable Trust (Class IB
                                          Shares)


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 57 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES  described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           Investment in the Contracts involves investment risks, including possible loss of principal.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                   -----------------------------------------
                   Overview
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   Contract Features
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------

                                                                 Page
          -----------------------------------------------------------
             Access To Your Money                                 19
          -----------------------------------------------------------
             Income Payments                                      20
          -----------------------------------------------------------
             Death Benefits                                       23
          -----------------------------------------------------------
          Other Information
          -----------------------------------------------------------
             More Information:                                    27
          -----------------------------------------------------------
               Allstate Life                                      27
          -----------------------------------------------------------
               The Variable Account                               27
          -----------------------------------------------------------
               The Portfolios                                     28
          -----------------------------------------------------------
               The Contract                                       28
          -----------------------------------------------------------
                Non-Qualified Annuities Held Within a
                 Qualified Plan                                   29
          -----------------------------------------------------------
               Legal Matters                                      29
          -----------------------------------------------------------
             Taxes                                                29
          -----------------------------------------------------------
          Appendix A - Calculation of Enhanced Earnings Death
           Benefit Plus                                           38
          -----------------------------------------------------------
          Appendix B - Accumulation Unit Values                   40
          -----------------------------------------------------------
          Statement of Additional Information Table of Contents   57
          -----------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            Page
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                              9
               -------------------------------------------------
               Accumulation Unit Value                        9
               -------------------------------------------------
               Allstate Life ("We")                          27
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  4
               -------------------------------------------------
               Death Benefit Anniversary                     23
               -------------------------------------------------
               Death Benefit Combination Option              24
               -------------------------------------------------
               Dollar Cost Averaging                         17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Earnings Death Benefit Plus Option   25
               -------------------------------------------------
               Excess of Earnings Withdrawals                25
               -------------------------------------------------

                                                             Page
              ---------------------------------------------------
              Fixed Account Options                           14
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   24
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              In-Force Premium                                25
              ---------------------------------------------------
              In-Force Earnings                               25
              ---------------------------------------------------
              Income Plans                                    20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Death Benefit Option                24
              ---------------------------------------------------
              Portfolios                                      28
              ---------------------------------------------------
              Qualified Contracts                             32
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                27
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

The Contract at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments        You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------
Expenses                 You will bear the following expenses:

                         . Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Performance Death Benefit Option or
                            1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you
                            select the Income and Death Benefit Combination Option 2)

                         . If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or
                            0.35% (depending on the age of the oldest Contract owner (or
                            Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider
                            Application Date"))

                         . Annual contract maintenance charge of $35 (waived in certain cases)

                         . Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                            withdrawn (with certain exceptions)

                         . Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)

                         . State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------
Investment Alternatives  The Contract offers 39 investment alternatives including:

                         . 3 Fixed Account Options (which credit interest at rates we guarantee)

                         . 36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                         .         Morgan Stanley Investment Advisors Inc.

                         .         Morgan Stanley Investment Management, Inc. (1)

                         .         Van Kampen Asset Management

                         .         Invesco A I M Advisors, Inc.

                         .         AllianceBernstein L.P.

                         .         Franklin Advisers, Inc.

                         .         Franklin Mutual Advisers, LLC

                         .         Putnam Investment Management, LLC

                         .         Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at
                         1-800-457-7617.

                         (1)Morgan Stanley Investment Management, Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van
                            Kampen.


                               4     PROSPECTUS

------------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  . Automatic Additions Program

                  . Automatic Portfolio Rebalancing Program

                  . Dollar Cost Averaging Program

                  . Systematic Withdrawal Program
------------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  . life income with payments guaranteed for 120 months

                  . joint and survivor life income with guaranteed payments

                  . guaranteed payments for a specified period
------------------------------------------------------------------------------------------------------
Death Benefits    If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.
------------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract value ("Contract
                  Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                  Guarantee Period must be at least $500.

                  We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "Contract Year,"
                  which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").
------------------------------------------------------------------------------------------------------
Withdrawals       You may withdraw some or all of your Contract Value at any time during the
                  Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
------------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------


The Contract basically works in two ways.


First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
---------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%   0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                            $35.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25***
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.60%               0.10%               1.70%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.73%               0.10%               1.83%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.84%               0.10%               1.94%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.90%               0.10%               2.00%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             2.10%               0.10%               2.20%
---------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

Portfolio Annual Expense - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.55%    1.73%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.


Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $863  $1,661  $2,384   $4,493
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $742  $1,306  $1,807   $3,414
---------------------------------------------------------------------------------


Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $438  $1,321  $2,214   $4,493
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $317  $  966  $1,637   $3,414
---------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75) with a mortality and expense risk charge of 2.10%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $35. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               8     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information.
To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

The Contract
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent

                               10     PROSPECTUS
instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

Contract Value
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------



You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.


                               11     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                   Investment Advisor:
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y                      income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             Morgan Stanley Investment
 Portfolio - Class Y                      investments                                            Advisors Inc.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y               income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class Y/(1)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income
 - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y                      growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y                      to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poors
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I    Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
---------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I                                  in growth-oriented equity securities of issuers in
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily   Morgan Stanley Investment
 Class I                                  in equity securities of non-U.S. issuers domiciled in  Management, Inc./(2)/
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I                                        three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                 Investment Advisor:
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II
-----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in      Van Kampen Asset
 Class II                                 equity securities, including common stocks,          Management
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(3)/
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II/(3)/
-----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
 Series I/(4)/
                                                                                               Invesco A I M Advisors, Inc.
                                                                                               Sub-adviser: Invesco Trimark
                                                                                               Investment Management Inc.;
                                                                                               Invesco Global Asset
                                                                                               Management (N.A.), Inc.;
                                                                                               Invesco Institutional (N.A.),
                                                                                               Inc.; Invesco Senior Secured
                                                                                               Management, Inc.; Invesco
                                                                                               Hong Kong Limited; Invesco
-----------------------------------------------------------------------------------------------Asset Management Limited;
AIM V.I. Core Equity Fund - Series       Growth of capital                                     Invesco Asset Management
 I/(4)/                                                                                        (Japan) Limited; Invesco
-----------------------------------------------------------------------------------------------Asset Management
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital                           Deutschland, GmbH; and
 Series I/(4)/                                                                                 Invesco Australia Limited
-----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
-----------------------------------------------------------------------------------------------AllianceBernstein L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
-----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.                                Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal  Franklin Mutual Advisers,
 Class 2                                                                                       LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                             Templeton Investment
 - Class 2                                                                                     Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                 Putnam Investment
 Class IB                                                                                      Management, LLC
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------




(1)Effective November 3, 2008, the Morgan Stanley VIS Utilities Portfolio changed its name to the Morgan Stanley VIS Global Infrastructure Portfolio.


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth Portfolio, Class I.

(4)The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.



Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                               13     PROSPECTUS

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described on page 14. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.


You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described on page 15. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                               14     PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

                               15     PROSPECTUS

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

                               16     PROSPECTUS

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

Expenses
--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

                               18     PROSPECTUS

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal.

                               19     PROSPECTUS

If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:


..   the Annuitant's 99th Birthday, or


..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

Income Plan 1 - Life Income With Payments Guaranteed for 120 Months. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

                               20     PROSPECTUS

Income Plan 2 -Joint and Survivor Life Income.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 - Guaranteed Payments For a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

                               21     PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

Withdrawal Adjustment.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply

                               22     PROSPECTUS
your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


Death Benefits
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the

                               23     PROSPECTUS

Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

Death Benefit A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Income and Death Benefit Combination Option 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Plus Option You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced

                               24     PROSPECTUS

Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in

                               25     PROSPECTUS
   proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

                               26     PROSPECTUS

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

More Information
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities

                               27     PROSPECTUS
relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. Incorporated for selling the Contracts. We may pay to Morgan Stanley & Co. Incorporated up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. Incorporated for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. Incorporated an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of

                               28     PROSPECTUS
total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. Incorporated in accordance with Morgan Stanley & Co. Incorporated's practices.

We also make additional payments to Morgan Stanley & Co. Incorporated for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract owner records;

..   Contract owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.



Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

                               29     PROSPECTUS

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your

                               30     PROSPECTUS
investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age

                               31     PROSPECTUS

59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

                               32     PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA)


                               33     PROSPECTUS
may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and


..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can


                               34     PROSPECTUS
be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax- deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the

                               35     PROSPECTUS
death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               36     PROSPECTUS

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.


                               37     PROSPECTUS

Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $125,000.00
-----------------------------------------------------------------------------------
(B) Total Purchase Payments                                             $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $      0.00
-----------------------------------------------------------------------------------
(D) In-Force Premium:                            (D) = (B) - (C)        $100,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 25,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $100,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $ 12,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $105,000.00
----------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                       $100,000.00
----------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                          $      0.00
----------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                              $100,000.00
----------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)              $  5,000.00
----------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                             $ 10,000.00
----------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $  5,000.00
----------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $  5,000.00
----------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $114,000.00
-----------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                               $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $  5,000.00
-----------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $ 95,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 19,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $ 95,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  9,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               38     PROSPECTUS

Example 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $130,000.00
---------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                                 $110,000.00
---------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                         $      0.00
---------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                             $110,000.00
---------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)             $ 20,000.00
---------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                            $ 50,000.00
---------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $ 30,000.00
---------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $ 30,000.00
---------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                         $140,000.00
-------------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                              $110,000.00
-------------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                   $ 30,000.00
-------------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                            $ 40,000.00
-------------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                               $120,000.00
-------------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                               (F) = (A) - (E)        $ 20,000.00
-------------------------------------------------------------------------------------------------------
(G) Cap:                                                             (G) = 50% X (E)        $ 60,000.00
-------------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                      (H) = MIN [25% X (F); (G)]  $  5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               39     PROSPECTUS

Appendix B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio -- Class Y liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.



                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                          2000       $10.000       $9.677       198,351
                          2001        $9.677       $6.815       316,721
                          2002        $6.815       $5.188       283,883
                          2003        $5.188       $6.438       272,336
                          2004        $6.438       $7.144       234,755
                          2005        $7.144       $8.650       227,739
                          2006        $8.650       $9.186       204,772
                          2007        $9.186      $10.819       162,276
                          2008       $10.819       $5.444       107,805
        ----------------------------------------------------------------
        Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                          2000       $10.000      $10.683       251,851
                          2001       $10.683       $9.968     1,048,759
                          2002        $9.968       $8.041     1,067,569
                          2003        $8.041      $10.116     1,139,957
                          2004       $10.116      $10.800       990,965
                          2005       $10.800      $11.226       811,829
                          2006       $11.226      $12.276       688,174
                          2007       $12.276      $12.582       528,128
                          2008       $12.582       $7.888       355,823
        ----------------------------------------------------------------
        Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                          2000       $10.000       $9.528       675,279
                          2001        $9.528       $6.855     1,600,336
                          2002        $6.855       $5.312     1,731,827
                          2003        $5.312       $6.423     1,648,842
                          2004        $6.423       $7.025     1,202,257
                          2005        $7.025       $8.172     1,050,552
                          2006        $8.172       $8.379       827,076
                          2007        $8.379       $9.856       654,237
                          2008        $9.856       $5.081       419,421


                               40     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS European Equity Portfolio--Class Y
                          2000       $10.000       $9.190      244,691
                          2001        $9.190       $7.442      511,559
                          2002        $7.442       $5.761      356,625
                          2003        $5.761       $7.316      309,363
                          2004        $7.316       $8.118      272,927
                          2005        $8.118       $8.679      234,229
                          2006        $8.679      $11.121      211,820
                          2007       $11.121      $12.655      135,423
                          2008       $12.655       $7.136      105,002
        ----------------------------------------------------------------
        Morgan Stanley VIS Global Advantage Portfolio--Class Y
                          2000       $10.000       $8.414       83,033
                          2001        $8.414       $6.347      111,943
                          2002        $6.347       $4.950      109,629
                          2003        $4.950       $6.386      102,666
                          2004        $6.386       $7.074       86,414
                          2005        $7.074       $7.429       81,526
                          2006        $7.429       $8.675       73,406
                          2007        $8.675       $9.986       69,193
                          2008        $9.986       $5.521       51,624
        ----------------------------------------------------------------
        Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                          2000       $10.000       $9.931       33,924
                          2001        $9.931       $9.166      100,886
                          2002        $9.166       $7.893      218,644
                          2003        $7.893      $10.251      269,243
                          2004       $10.251      $11.595      283,766
                          2005       $11.595      $12.146      253,561
                          2006       $12.146      $14.572      264,127
                          2007       $14.572      $15.349      192,603
                          2008       $15.349       $8.921      127,411
        ----------------------------------------------------------------
        Morgan Stanley VIS High Yield Portfolio--Class Y
                          2000       $10.000       $6.944       33,813
                          2001        $6.944       $4.527      224,510
                          2002        $4.527       $4.138      353,006
                          2003        $4.138       $5.202      391,579
                          2004        $5.202       $5.623      320,319
                          2005        $5.623       $5.654      239,792
                          2006        $5.654       $6.081      169,994
                          2007        $6.081       $6.233      125,010
                          2008        $6.233       $4.723       69,806


                               41     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS Income Builder Portfolio--Class Y
                          2000       $10.000      $10.030        27,433
                          2001       $10.030      $10.103       103,772
                          2002       $10.103       $9.174       178,947
                          2003        $9.174      $10.907       220,708
                          2004       $10.907      $11.915       220,046
                          2005       $11.915      $12.544       198,756
                          2006       $12.544      $14.104       180,290
                          2007       $14.104      $14.312       132,123
                          2008       $14.312      $10.386        70,981
        ----------------------------------------------------------------
        Morgan Stanley VIS Income Plus Portfolio--Class Y
                          2000       $10.000      $10.748       176,424
                          2001       $10.748      $11.593       967,824
                          2002       $11.593      $12.039     1,319,879
                          2003       $12.039      $12.838     1,348,933
                          2004       $12.838      $13.309     1,129,562
                          2005       $13.309      $13.535     1,005,575
                          2006       $13.535      $14.067       811,450
                          2007       $14.067      $14.672       699,813
                          2008       $14.672      $13.157       552,949
        ----------------------------------------------------------------
        Morgan Stanley VIS Limited Duration Portfolio--Class Y
                          2000       $10.000      $10.303        22,608
                          2001       $10.303      $10.824       196,418
                          2002       $10.824      $11.085       713,418
                          2003       $11.085      $11.153       772,405
                          2004       $11.153      $11.132       662,808
                          2005       $11.132      $11.149       573,784
                          2006       $11.149      $11.443       498,856
                          2007       $11.443      $11.605       363,337
                          2008       $11.605       $9.707       216,564
        ----------------------------------------------------------------
        Morgan Stanley VIS Money Market Portfolio--Class Y
                          2000       $10.000      $10.262       272,169
                          2001       $10.262      $10.492     1,063,770
                          2002       $10.492      $10.464     1,408,669
                          2003       $10.464      $10.367       905,962
                          2004       $10.367      $10.291       604,071
                          2005       $10.291      $10.410       520,195
                          2006       $10.410      $10.718       473,348
                          2007       $10.718      $11.067       389,279
                          2008       $11.067      $11.158       379,606


                               42     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                          2000       $10.000       $8.959       301,630
                          2001        $8.959       $7.731       975,139
                          2002        $7.731       $5.898     1,267,235
                          2003        $5.898       $7.421     1,514,029
                          2004        $7.421       $8.075     1,558,007
                          2005        $8.075       $8.321     1,419,666
                          2006        $8.321       $9.458     1,199,301
                          2007        $9.458       $9.798       858,655
                          2008        $9.798       $6.064       665,953
        ----------------------------------------------------------------
        Morgan Stanley VIS Strategist Portfolio--Class Y
                          2000       $10.000       $9.922       426,068
                          2001        $9.922       $8.770     1,061,403
                          2002        $8.770       $7.777       963,286
                          2003        $7.777       $9.659       932,750
                          2004        $9.659      $10.494       783,532
                          2005       $10.494      $11.188       610,562
                          2006       $11.188      $12.667       483,042
                          2007       $12.667      $13.542       344,448
                          2008       $13.542      $10.127       262,329
        ----------------------------------------------------------------
        Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                          2000       $10.000      $10.130       337,753
                          2001       $10.130       $7.396       773,382
                          2002        $7.396       $5.613       539,074
                          2003        $5.613       $6.489       462,973
                          2004        $6.489       $7.700       390,011
                          2005        $7.700       $8.687       355,076
                          2006        $8.687      $10.288       290,239
                          2007       $10.288      $12.183       213,254
                          2008       $12.183       $8.000       155,752
        ----------------------------------------------------------------
        UIF Emerging Markets Equity Portfolio, Class I
                          2000       $10.000       $6.386        61,310
                          2001        $6.386       $5.891        73,439
                          2002        $5.891       $5.295       117,274
                          2003        $5.295       $7.819       128,637
                          2004        $7.819       $9.497       112,553
                          2005        $9.497      $12.542       110,994
                          2006       $12.542      $16.971        90,909
                          2007       $16.971      $23.514        63,180
                          2008       $23.514      $10.062        47,253


                               43     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF Capital Growth Portfolio, Class I
                          2000       $10.000       $8.335      182,173
                          2001        $8.335       $6.980      206,607
                          2002        $6.980       $4.968      217,248
                          2003        $4.968       $6.123      207,602
                          2004        $6.123       $6.510      200,709
                          2005        $6.510       $7.432      152,389
                          2006        $7.432       $7.634      180,242
                          2007        $7.634       $9.181      145,613
                          2008        $9.181       $4.602       82,608
        ----------------------------------------------------------------
        UIF International Magnum Portfolio, Class I
                          2000       $10.000       $9.054       41,665
                          2001        $9.054       $7.209       75,869
                          2002        $7.209       $5.916       98,575
                          2003        $5.916       $7.437      120,003
                          2004        $7.437       $8.613      129,973
                          2005        $8.613       $9.439      128,034
                          2006        $9.439      $11.653      126,493
                          2007       $11.653      $13.173      107,935
                          2008       $13.173       $7.197       73,228
        ----------------------------------------------------------------
        UIF U.S. Mid Cap Growth Portfolio, Class I
                          2002       $10.000       $7.326       22,083
                          2003        $7.326      $10.246       69,239
                          2004       $10.246      $12.292       79,478
                          2005       $12.292      $14.258       75,045
                          2006       $14.258      $15.373       84,049
                          2007       $15.373      $18.603       54,578
                          2008       $18.603       $9.770       32,323
        ----------------------------------------------------------------
        UIF U.S. Mid Cap Value Portfolio, Class I
                          2000       $10.000      $10.231       54,051
                          2001       $10.231       $9.775      274,260
                          2002        $9.775       $6.942      557,452
                          2003        $6.942       $9.691      543,989
                          2004        $9.691      $10.957      541,279
                          2005       $10.957      $12.141      463,148
                          2006       $12.141      $14.458      389,524
                          2007       $14.458      $15.382      271,927
                          2008       $15.382       $8.910      187,046
        ----------------------------------------------------------------
        UIF U.S. Real Estate Portfolio, Class I
                          2000       $10.000      $11.503       20,901
                          2001       $11.503      $12.465       83,055
                          2002       $12.465      $12.117      150,580
                          2003       $12.117      $16.552      156,443
                          2004       $16.552      $22.274      137,651
                          2005       $22.274      $25.724      121,936
                          2006       $25.724      $35.036      105,373
                          2007       $35.036      $28.663       76,408
                          2008       $28.663      $17.562       49,233


                               44     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Van Kampen LIT Mid Cap Growth Portfolio, Class II
                          2004       $10.000      $11.148       28,289
                          2005       $11.148      $12.221       34,063
                          2006       $12.221      $12.651       35,502
                          2007       $12.651      $14.677       30,778
                          2008       $14.677       $7.698       18,419
        ----------------------------------------------------------------
        Van Kampen LIT Comstock Portfolio, Class II
                          2002       $10.000       $8.054      586,029
                          2003        $8.054      $10.391      781,942
                          2004       $10.391      $12.038      849,641
                          2005       $12.038      $12.366      874,617
                          2006       $12.366      $14.158      795,608
                          2007       $14.158      $13.642      563,059
                          2008       $13.642       $8.640      380,976
        ----------------------------------------------------------------
        Van Kampen LIT Capital Growth Portfolio, Class I (1)
                          2000       $10.000       $8.129      472,104
                          2001        $8.129       $5.494      722,796
                          2002        $5.494       $3.659      343,933
                          2003        $3.659       $4.597      288,538
                          2004        $4.597       $4.855      257,735
                          2005        $4.855       $5.170      214,331
                          2006        $5.170       $5.246      181,710
                          2007        $5.246       $6.054      135,127
                          2008        $6.054       $3.047      114,228
        ----------------------------------------------------------------
        Van Kampen LIT Capital Growth Portfolio, Class II (1)
                          2001       $10.000       $8.106      175,128
                          2002        $8.106       $5.385      242,253
                          2003        $5.385       $6.750      221,320
                          2004        $6.750       $7.111      210,046
                          2005        $7.111       $7.551      184,695
                          2006        $7.551       $7.646      164,496
                          2007        $7.646       $8.798      117,771
                          2008        $8.798       $4.417       85,726
        ----------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund--Series I
                          2000       $10.000       $8.285       90,817
                          2001        $8.285       $6.270      201,850
                          2002        $6.270       $4.679      144,764
                          2003        $4.679       $5.979      152,197
                          2004        $5.979       $6.290      155,432
                          2005        $6.290       $6.754      215,906
                          2006        $6.754       $7.084      255,483
                          2007        $7.084       $7.828      274,469
                          2008        $7.828       $4.441      214,667


                               45     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Core Equity Fund--Series I
                          2006       $10.000      $10.818      314,621
                          2007       $10.818      $11.538      222,562
                          2008       $11.538       $7.952      125,960
        ----------------------------------------------------------------
        AIM V.I. Mid Cap Core Equity Fund--Series I
                          2004       $10.000      $10.838        6,388
                          2005       $10.838      $11.508       14,794
                          2006       $11.508      $12.630       16,695
                          2007       $12.630      $13.650       12,652
                          2008       $13.650       $9.626       11,423
        ----------------------------------------------------------------
        AllianceBernstein VPS Growth Portfolio--Class B
                          2000       $10.000       $8.000      119,976
                          2001        $8.000       $6.026      269,657
                          2002        $6.026       $4.265      256,501
                          2003        $4.265       $5.667      264,050
                          2004        $5.667       $6.404      257,682
                          2005        $6.404       $7.053      225,528
                          2006        $7.053       $6.873      170,381
                          2007        $6.873       $7.639      107,566
                          2008        $7.639       $4.326       82,660
        ----------------------------------------------------------------
        AllianceBernstein VPS Growth and Income Portfolio--Class B
                          2000       $10.000      $10.242      102,708
                          2001       $10.242      $10.119      642,105
                          2002       $10.119       $7.761      826,573
                          2003        $7.761      $10.121      819,711
                          2004       $10.121      $11.106      771,745
                          2005       $11.106      $11.461      704,582
                          2006       $11.461      $13.228      574,562
                          2007       $13.228      $13.684      411,598
                          2008       $13.684       $8.006      317,530
        ----------------------------------------------------------------
        AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                          2000       $10.000       $7.978      304,578
                          2001        $7.978       $6.501      358,857
                          2002        $6.501       $4.436      306,552
                          2003        $4.436       $5.399      286,209
                          2004        $5.399       $5.771      259,495
                          2005        $5.771       $6.539      260,704
                          2006        $6.539       $6.410      268,191
                          2007        $6.410       $7.185      175,058
                          2008        $7.185       $4.266      144,019
        ----------------------------------------------------------------
        FTVIP Franklin High Income Securities Fund--Class 2
                          2004       $10.000      $10.713        1,181
                          2005       $10.713      $10.920       12,375
                          2006       $10.920      $11.782        8,082
                          2007       $11.782      $11.939        7,802
                          2008       $11.939       $9.025        8,635


                               46     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP Franklin Income Securities Fund--Class 2
                          2004       $10.000      $11.259       30,303
                          2005       $11.259      $11.286       72,954
                          2006       $11.286      $13.166      138,166
                          2007       $13.166      $13.477      136,424
                          2008       $13.477       $9.353      118,802
        ----------------------------------------------------------------
        FTVIP Mutual Shares Securities Fund--Class 2
                          2004       $10.000      $10.970        5,679
                          2005       $10.970      $11.965       38,802
                          2006       $11.965      $13.975       71,535
                          2007       $13.975      $14.266       73,763
                          2008       $14.266       $8.852       57,637
        ----------------------------------------------------------------
        FTVIP Templeton Foreign Securities Fund--Class 2
                          2004       $10.000      $11.538       17,573
                          2005       $11.538      $12.541       53,868
                          2006       $12.541      $15.027       63,797
                          2007       $15.027      $17.116       68,905
                          2008       $17.116      $10.068       46,145
        ----------------------------------------------------------------
        Putnam VT Growth and Income Fund--Class IB
                          2000       $10.000      $10.564       73,374
                          2001       $10.564       $9.755      366,952
                          2002        $9.755       $7.797      285,561
                          2003        $7.797       $9.799      355,263
                          2004        $9.799      $10.741      327,179
                          2005       $10.741      $11.152      285,586
                          2006       $11.152      $12.753      206,667
                          2007       $12.753      $11.822      155,345
                          2008       $11.822       $7.150      120,078
        ----------------------------------------------------------------
        Putnam VT International Equity Fund--Class IB
                          2000       $10.000       $9.016      187,566
                          2001        $9.016       $7.061      474,491
                          2002        $7.061       $5.735      573,617
                          2003        $5.735       $7.272      537,358
                          2004        $7.272       $8.337      464,986
                          2005        $8.337       $9.229      440,036
                          2006        $9.229      $11.629      444,760
                          2007       $11.629      $12.432      258,927
                          2008       $12.432       $6.875      204,944
        ----------------------------------------------------------------
        Putnam VT Small Cap Value Fund--Class IB
                          2002       $10.000       $7.308      257,805
                          2003        $7.308      $10.789      278,343
                          2004       $10.789      $13.435      260,878
                          2005       $13.435      $14.188      253,085
                          2006       $14.188      $16.419      216,399
                          2007       $16.419      $14.137      112,304
                          2008       $14.137       $8.457       81,294


                               47     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                          Mortality & Expense = 1.25



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Putnam VT Voyager Fund--Class IB
                          2000       $10.000       $8.117      211,436
                          2001        $8.117       $6.213      340,965
                          2002        $6.213       $4.503      424,724
                          2003        $4.503       $5.549      410,372
                          2004        $5.549       $5.751      319,118
                          2005        $5.751       $5.997      286,756
                          2006        $5.997       $6.238      220,007
                          2007        $6.238       $6.494      174,855
                          2008        $6.494       $4.034      142,717





* Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Van Kampen LIT Capital Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub- Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

(1)The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth Portfolio, Class I.








                               48     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                          2001       $10.000       $9.157        3,625
                          2002        $9.157       $6.912       34,442
                          2003        $6.912       $8.504       36,657
                          2004        $8.504       $9.356       21,802
                          2005        $9.356      $11.234       19,146
                          2006       $11.234      $11.829       18,704
                          2007       $11.829      $13.814       16,082
                          2008       $13.814       $6.891       11,969
        ----------------------------------------------------------------
        Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                          2001       $10.000       $9.282       66,076
                          2002        $9.282       $7.424      151,394
                          2003        $7.424       $9.262      187,461
                          2004        $9.262       $9.804      182,934
                          2005        $9.804      $10.105      142,402
                          2006       $10.105      $10.956      132,871
                          2007       $10.956      $11.134      112,405
                          2008       $11.134       $6.921       81,169
        ----------------------------------------------------------------
        Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                          2001       $10.000       $9.190       42,655
                          2002        $9.190       $7.061      134,909
                          2003        $7.061       $8.466      161,433
                          2004        $8.466       $9.181      150,953
                          2005        $9.181      $10.589      128,743
                          2006       $10.589      $10.765      117,118
                          2007       $10.765      $12.556       80,969
                          2008       $12.556       $6.417       63,633
        ----------------------------------------------------------------
        Morgan Stanley VIS European Equity Portfolio--Class Y
                          2001       $10.000       $9.526        7,447
                          2002        $9.526       $7.312       49,709
                          2003        $7.312       $9.206       49,736
                          2004        $9.206      $10.130       50,739
                          2005       $10.130      $10.739       42,930
                          2006       $10.739      $13.644       41,036
                          2007       $13.644      $15.394       22,836
                          2008       $15.394       $8.607       19,192
        ----------------------------------------------------------------
        Morgan Stanley VIS Global Advantage Portfolio--Class Y
                          2001       $10.000       $8.948        2,373
                          2002        $8.948       $6.920        7,000
                          2003        $6.920       $8.852        7,473
                          2004        $8.852       $9.723        6,162
                          2005        $9.723      $10.125        4,844
                          2006       $10.125      $11.723        4,835
                          2007       $11.723      $13.379        3,074
                          2008       $13.379       $7.334        2,581


                               49     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                          2001       $10.000       $9.656       15,650
                          2002        $9.656       $8.244       55,252
                          2003        $8.244      $10.617       66,972
                          2004       $10.617      $11.907       69,173
                          2005       $11.907      $12.368       58,205
                          2006       $12.368      $14.714       52,241
                          2007       $14.714      $15.365       47,585
                          2008       $15.365       $8.855       35,478
        ----------------------------------------------------------------
        Morgan Stanley VIS High Yield Portfolio--Class Y
                          2001       $10.000       $7.694       11,886
                          2002        $7.694       $6.973       28,418
                          2003        $6.973       $8.692       57,287
                          2004        $8.692       $9.316       26,938
                          2005        $9.316       $9.289       24,907
                          2006        $9.289       $9.906       20,594
                          2007        $9.906      $10.067       15,346
                          2008       $10.067       $7.564       12,676
        ----------------------------------------------------------------
        Morgan Stanley VIS Income Builder Portfolio--Class Y
                          2001       $10.000       $9.597       11,722
                          2002        $9.597       $8.641       38,298
                          2003        $8.641      $10.187       40,683
                          2004       $10.187      $11.034       37,223
                          2005       $11.034      $11.518       38,479
                          2006       $11.518      $12.841       32,246
                          2007       $12.841      $12.920       23,533
                          2008       $12.920       $9.297       16,857
        ----------------------------------------------------------------
        Morgan Stanley VIS Income Plus Portfolio--Class Y
                          2001       $10.000      $10.389       83,474
                          2002       $10.389      $10.698      208,916
                          2003       $10.698      $11.311      184,067
                          2004       $11.311      $11.627      120,227
                          2005       $11.627      $11.724       78,497
                          2006       $11.724      $12.082       80,658
                          2007       $12.082      $12.495       91,664
                          2008       $12.495      $11.109       43,056
        ----------------------------------------------------------------
        Morgan Stanley VIS Limited Duration Portfolio--Class Y
                          2001       $10.000      $10.247       32,220
                          2002       $10.247      $10.406       82,074
                          2003       $10.406      $10.381       86,453
                          2004       $10.381      $10.274       76,730
                          2005       $10.274      $10.203       59,571
                          2006       $10.203      $10.383       56,300
                          2007       $10.383      $10.441       45,662
                          2008       $10.441       $8.659       35,293


                               50     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Morgan Stanley VIS Money Market Portfolio--Class Y
                          2001       $10.000      $10.022       59,819
                          2002       $10.022       $9.911      142,108
                          2003        $9.911       $9.735      178,188
                          2004        $9.735       $9.582       41,556
                          2005        $9.582       $9.612       39,922
                          2006        $9.612       $9.813       43,346
                          2007        $9.813      $10.046       75,997
                          2008       $10.046      $10.043      111,558
        ----------------------------------------------------------------
        Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                          2001       $10.000       $9.419       24,696
                          2002        $9.419       $7.125       96,995
                          2003        $7.125       $8.890      138,852
                          2004        $8.890       $9.591      140,324
                          2005        $9.591       $9.799      120,601
                          2006        $9.799      $11.045      100,807
                          2007       $11.045      $11.344       82,340
                          2008       $11.344       $6.961       70,217
        ----------------------------------------------------------------
        Morgan Stanley VIS Strategist Portfolio--Class Y
                          2001       $10.000       $9.503       36,980
                          2002        $9.503       $8.356       85,975
                          2003        $8.356      $10.290       97,199
                          2004       $10.290      $11.085       82,276
                          2005       $11.085      $11.718       70,690
                          2006       $11.718      $13.155       63,990
                          2007       $13.155      $13.945       58,218
                          2008       $13.945      $10.340       58,894
        ----------------------------------------------------------------
        Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                          2001       $10.000       $8.283       17,626
                          2002        $8.283       $6.232       31,085
                          2003        $6.232       $7.144       41,878
                          2004        $7.144       $8.406       40,647
                          2005        $8.406       $9.403       36,244
                          2006        $9.403      $11.042       31,667
                          2007       $11.042      $12.965       29,383
                          2008       $12.965       $8.441       17,297
        ----------------------------------------------------------------
        UIF Emerging Markets Equity Portfolio, Class I
                          2001       $10.000       $9.736        3,571
                          2002        $9.736       $8.676        6,324
                          2003        $8.676      $12.703        4,688
                          2004       $12.703      $15.299        6,847
                          2005       $15.299      $20.035       11,855
                          2006       $20.035      $26.880        9,024
                          2007       $26.880      $36.928        7,939
                          2008       $36.928      $15.668        6,887


                               51     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF Capital Growth Portfolio, Class I
                          2001       $10.000       $9.604        4,178
                          2002        $9.604       $6.777        8,993
                          2003        $6.777       $8.282       12,298
                          2004        $8.282       $8.732       13,989
                          2005        $8.732       $9.884       20,721
                          2006        $9.884      $10.067       24,826
                          2007       $10.067      $12.003       22,896
                          2008       $12.003       $5.966       24,944
        ----------------------------------------------------------------
        UIF International Magnum Portfolio, Class I
                          2001       $10.000       $9.069        5,001
                          2002        $9.069       $7.380        8,835
                          2003        $7.380       $9.199        8,460
                          2004        $9.199      $10.564        7,719
                          2005       $10.564      $11.479        7,505
                          2006       $11.479      $14.052        8,894
                          2007       $14.052      $15.750        5,224
                          2008       $15.750       $8.531        4,084
        ----------------------------------------------------------------
        UIF U.S. Mid Cap Growth Portfolio, Class I
                          2002       $10.000       $7.284       21,474
                          2003        $7.284      $10.102       44,789
                          2004       $10.102      $12.016       40,019
                          2005       $12.016      $13.821       38,555
                          2006       $13.821      $14.775       34,841
                          2007       $14.775      $17.728       28,595
                          2008       $17.728       $9.231       23,131
        ----------------------------------------------------------------
        UIF U.S. Mid Cap Growth Portfolio, Class I
                          2001       $10.000       $9.826       34,561
                          2002        $9.826       $6.918      159,570
                          2003        $6.918       $9.577      108,644
                          2004        $9.577      $10.736       96,549
                          2005       $10.736      $11.796       84,584
                          2006       $11.796      $13.928       66,275
                          2007       $13.928      $14.693       57,793
                          2008       $14.693       $8.438       49,807
        ----------------------------------------------------------------
        UIF U.S. Real Estate Portfolio, Class I
                          2001       $10.000      $10.225       16,325
                          2002       $10.225       $9.855       49,735
                          2003        $9.855      $13.349       43,639
                          2004       $13.349      $17.812       43,644
                          2005       $17.812      $20.396       35,891
                          2006       $20.396      $27.546       28,872
                          2007       $27.546      $22.344       28,916
                          2008       $22.344      $13.573       19,337


                               52     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        Van Kampen LIT Mid Cap Growth Portfolio, Class II
                          2004       $10.000      $11.084       14,991
                          2005       $11.084      $12.048        9,733
                          2006       $12.048      $12.366        9,940
                          2007       $12.366      $14.225        9,234
                          2008       $14.225       $7.398        2,316
        ----------------------------------------------------------------
        Van Kampen LIT Comstock Portfolio, Class II
                          2002       $10.000       $8.008      197,550
                          2003        $8.008      $10.245      137,220
                          2004       $10.245      $11.768      145,475
                          2005       $11.768      $11.986      121,757
                          2006       $11.986      $13.608      116,192
                          2007       $13.608      $13.000       91,124
                          2008       $13.000       $8.164       73,104
        ----------------------------------------------------------------
        Van Kampen LIT Capital Growth Portfolio, Class I (1)
                          2001       $10.000       $9.241            0
                          2002        $9.241       $5.781        9,693
                          2003        $5.781       $7.201       10,484
                          2004        $7.201       $7.540        5,962
                          2005        $7.540       $7.962        3,696
                          2006        $7.962       $8.011        3,062
                          2007        $8.011       $9.165        2,234
                          2008        $9.165       $4.573        1,787
        ----------------------------------------------------------------
        Van Kampen LIT Capital Growth Portfolio, Class II (1)
                          2001       $10.000       $8.740       33,708
                          2002        $8.740       $5.757       74,725
                          2003        $5.757       $7.155       88,587
                          2004        $7.155       $7.474       59,538
                          2005        $7.474       $7.870       48,503
                          2006        $7.870       $7.901       47,902
                          2007        $7.901       $9.015       38,746
                          2008        $9.015       $4.487       31,968
        ----------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund--Series I
                          2001       $10.000       $9.206       13,272
                          2002        $9.206       $6.812       48,520
                          2003        $6.812       $8.631       49,580
                          2004        $8.631       $9.002       45,718
                          2005        $9.002       $9.585       32,142
                          2006        $9.585       $9.968       36,864
                          2007        $9.968      $10.921       25,815
                          2008       $10.921       $6.144       21,564
        ----------------------------------------------------------------
        AIM V.I. Core Equity Fund--Series I
                          2006       $10.000      $10.756       40,723
                          2007       $10.756      $11.375       25,757
                          2008       $11.375       $7.773       25,609


                               53     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. Mid Cap Core Equity Fund--Series I
                          2004       $10.000      $10.776           41
                          2005       $10.776      $11.345           49
                          2006       $11.345      $12.347          511
                          2007       $12.347      $13.230        2,971
                          2008       $13.230       $9.251        4,497
        ----------------------------------------------------------------
        AllianceBernstein VPS Growth Portfolio--Class B
                          2001       $10.000       $9.101        1,281
                          2002        $9.101       $6.386       20,135
                          2003        $6.386       $8.416       27,475
                          2004        $8.416       $9.429       27,853
                          2005        $9.429      $10.297       31,006
                          2006       $10.297       $9.949       23,602
                          2007        $9.949      $10.963       20,580
                          2008       $10.963       $6.156       17,318
        ----------------------------------------------------------------
        AllianceBernstein VPS Growth and Income Portfolio--Class B
                          2001       $10.000       $9.490       73,305
                          2002        $9.490       $7.217      169,183
                          2003        $7.217       $9.332      165,403
                          2004        $9.332      $10.153      155,011
                          2005       $10.153      $10.389      128,916
                          2006       $10.389      $11.890      109,590
                          2007       $11.890      $12.195       88,398
                          2008       $12.195       $7.075       81,158
        ----------------------------------------------------------------
        AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                          2001       $10.000       $9.288       17,059
                          2002        $9.288       $6.283       36,076
                          2003        $6.283       $7.583       52,980
                          2004        $7.583       $8.037       45,259
                          2005        $8.037       $9.030       26,842
                          2006        $9.030       $8.777       25,192
                          2007        $8.777       $9.754       19,456
                          2008        $9.754       $5.742       18,596
        ----------------------------------------------------------------
        FTVIP Franklin High Income Securities Fund--Class 2
                          2004       $10.000      $10.651          772
                          2005       $10.651      $10.763        6,242
                          2006       $10.763      $11.516          734
                          2007       $11.516      $11.570          694
                          2008       $11.570       $8.672        2,700
        ----------------------------------------------------------------
        FTVIP Franklin Income Securities Fund--Class 2
                          2004       $10.000      $11.194       27,077
                          2005       $11.194      $11.124       38,953
                          2006       $11.124      $12.868       39,348
                          2007       $12.868      $13.060       36,169
                          2008       $13.060       $8.986        8,882


                               54     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1



                                                               Number
                                   Accumulation Accumulation  of Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP Mutual Shares Securities Fund--Class 2
                          2004       $10.000      $10.906       5,220
                          2005       $10.906      $11.794      16,167
                          2006       $11.794      $13.659      23,031
                          2007       $13.659      $13.825      25,553
                          2008       $13.825       $8.505      18,332
        ----------------------------------------------------------------
        FTVIP Templeton Foreign Securities Fund--Class 2
                          2004       $10.000      $11.472       4,198
                          2005       $11.472      $12.362      17,260
                          2006       $12.362      $14.687      16,838
                          2007       $14.687      $16.586      18,229
                          2008       $16.586       $9.674      13,506
        ----------------------------------------------------------------
        Putnam VT Growth and Income Fund--Class IB
                          2001       $10.000       $9.424      21,590
                          2002        $9.424       $7.468      50,216
                          2003        $7.468       $9.307      58,800
                          2004        $9.307      $10.116      43,382
                          2005       $10.116      $10.414      34,460
                          2006       $10.414      $11.809      31,512
                          2007       $11.809      $10.853      26,909
                          2008       $10.853       $6.508      23,241
        ----------------------------------------------------------------
        Putnam VT International Equity Fund--Class IB
                          2001       $10.000       $9.150      12,096
                          2002        $9.150       $7.369      91,404
                          2003        $7.369       $9.265      56,386
                          2004        $9.265      $10.531      58,334
                          2005       $10.531      $11.560      41,656
                          2006       $11.560      $14.443      38,366
                          2007       $14.443      $15.310      31,740
                          2008       $15.310       $8.394      27,801
        ----------------------------------------------------------------
        Putnam VT Small Cap Value Fund--Class IB
                          2002       $10.000       $7.266      83,657
                          2003        $7.266      $10.637      52,971
                          2004       $10.637      $13.134      40,838
                          2005       $13.134      $13.752      35,746
                          2006       $13.752      $15.781      29,283
                          2007       $15.781      $13.472      23,113
                          2008       $13.472       $7.991      14,118
        ----------------------------------------------------------------
        Putnam VT Voyager Fund--Class IB
                          2001       $10.000       $9.087      25,087
                          2002        $9.087       $6.531      47,887
                          2003        $6.531       $7.980      48,058
                          2004        $7.980       $8.199      37,632
                          2005        $8.199       $8.478      34,095
                          2006        $8.478       $8.745      32,627
                          2007        $8.745       $9.026      28,466
                          2008        $9.026       $5.559      23,573


                               55     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and
               The Income and Death Benefit Combination Option 2

                           Mortality & Expense = 2.1

* Contracts with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. All the Variable Sub-Accounts were first offered with these options on May 1, 2001 except for the Van Kampen LIT Capital Growth, Class II Sub-Account which commenced operations May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub- Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

(1)The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth Portfolio, Class I.







                               56     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

                    ----------------------------------------
                    Additions, Deletions or Substitutions
                     of Investments
                    ----------------------------------------
                    The Contract
                    ----------------------------------------
                       Purchase of Contracts
                    ----------------------------------------
                    Calculation of Accumulation Unit
                     Values
                    ----------------------------------------
                    Net Investment Factor
                    ----------------------------------------
                    Calculation of Variable Amount Income
                     Payments
                    ----------------------------------------
                    Calculation of Annuity Unit Values
                    ----------------------------------------
                    ----------------------------------------
                    General Matters
                    ----------------------------------------
                       Incontestability
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                    Experts
                    ----------------------------------------
                    Financial Statements
                    ----------------------------------------
                    Appendix A-Accumulation Unit Values
                    ----------------------------------------
This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                               57     PROSPECTUS

41336

[LOGO]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company
                      Statement of Additional Information

                Allstate Financial Advisors Separate Account I

                               Dated May 1, 2009

                                P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2009, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments   2
The Contract                                           2
   Purchases                                           2
   Tax-free Exchanges (1035 Exchanges, Rollovers and   3
   Transfers)
   Calculation of Accumulation Unit Values             3
   Calculation of Variable Income Payments             4
General Matters                                        5
   Incontestability                                    5
   Settlements                                         5
   Safekeeping of the Variable Account's Assets        5
   Premium Taxes                                       5
   Tax Reserves                                        5
Experts                                                6
Financial Statements                                   6
Appendix A - Accumulation Unit Values                  A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $32,225,579, $15,977,935, and $9,100,883 for the years 2006,
2007 and 2008 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related consolidated financial statement schedules, and

   . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2008 and for each of the periods in the two-year period then ended,

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A
                           ACCUMULATION UNIT VALUES

                 Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Global Infrastructure, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The UIF U.S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004, the AIM V.I. Core Equity- Series I Sub-Account was first offered on May 1, 2006.


On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio -- Class X liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                      2000       $10.000       $9.695        72,420
                                                                      2001        $9.695       $6.847        69,330
                                                                      2002        $6.847       $5.232        78,923
                                                                      2003        $5.232       $6.511        57,670
                                                                      2004        $6.511       $7.246        57,150
                                                                      2005        $7.246       $8.811        85,931
                                                                      2006        $8.811       $9.382        78,596
                                                                      2007        $9.382      $11.083        59,347
                                                                      2008       $11.083       $5.595        58,015
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.702       996,619
                                                                      2001       $10.702      $10.016     1,735,966
                                                                      2002       $10.016       $8.107     2,069,193
                                                                      2003        $8.107      $10.236     1,985,789
                                                                      2004       $10.236      $10.961     1,878,483
                                                                      2005       $10.961      $11.429     2,227,912
                                                                      2006       $11.429      $12.536     1,854,236
                                                                      2007       $12.536      $12.898     1,550,578
                                                                      2008       $12.898       $8.105     1,231,868
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                      2000       $10.000       $9.543     1,289,081
                                                                      2001        $9.543       $6.890     1,905,766
                                                                      2002        $6.890       $5.359     2,177,746
                                                                      2003        $5.359       $6.497     2,098,413
                                                                      2004        $6.497       $7.130     2,025,062
                                                                      2005        $7.130       $8.317     2,377,828
                                                                      2006        $8.317       $8.555     1,829,964
                                                                      2007        $8.555      $10.096     1,535,579
                                                                      2008       $10.096       $5.221     1,277,472

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                      2000       $10.000       $9.208       434,294
                                                                      2001        $9.208       $7.476       649,898
                                                                      2002        $7.476       $5.805       776,990
                                                                      2003        $5.805       $7.394       738,423
                                                                      2004        $7.394       $8.230       713,485
                                                                      2005        $8.230       $8.832       822,776
                                                                      2006        $8.832      $11.354       655,127
                                                                      2007       $11.354      $12.957       553,835
                                                                      2008       $12.957       $7.330       437,552
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                      2000       $10.000       $8.434        36,893
                                                                      2001        $8.434       $6.383        26,764
                                                                      2002        $6.383       $4.990        40,415
                                                                      2003        $4.990       $6.460        41,645
                                                                      2004        $6.460       $7.178        72,052
                                                                      2005        $7.178       $7.568        65,157
                                                                      2006        $7.568       $8.858        57,555
                                                                      2007        $8.858      $10.239        30,689
                                                                      2008       $10.239       $5.678        26,674
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                      2000       $10.000       $9.951       220,380
                                                                      2001        $9.951       $9.209       383,696
                                                                      2002        $9.209       $7.954       500,284
                                                                      2003        $7.954      $10.372       543,582
                                                                      2004       $10.372      $11.769       608,087
                                                                      2005       $11.769      $12.356       799,018
                                                                      2006       $12.356      $14.876       669,466
                                                                      2007       $14.876      $15.717       575,992
                                                                      2008       $15.717       $9.165       460,244
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                      2000       $10.000       $6.956        94,315
                                                                      2001        $6.956       $4.550        39,386
                                                                      2002        $4.550       $4.171       171,317
                                                                      2003        $4.171       $5.260       262,468
                                                                      2004        $5.260       $5.704       199,512
                                                                      2005        $5.704       $5.755       318,388
                                                                      2006        $5.755       $6.210       261,402
                                                                      2007        $6.210       $6.386       219,537
                                                                      2008        $6.386       $4.847       193,341
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                      2000       $10.000      $10.050         9,550
                                                                      2001       $10.050      $10.150        56,983
                                                                      2002       $10.150       $9.255        58,092
                                                                      2003        $9.255      $11.041        91,299
                                                                      2004       $11.041      $12.096       109,425
                                                                      2005       $12.096      $12.773       125,512
                                                                      2006       $12.773      $14.403        99,804
                                                                      2007       $14.403      $14.675        90,393
                                                                      2008       $14.675      $10.680        88,710

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                      2000       $10.000      $10.774       374,073
                                                                      2001       $10.774      $11.653       908,741
                                                                      2002       $11.653      $12.140     1,239,228
                                                                      2003       $12.140      $12.997     1,200,593
                                                                      2004       $12.997      $13.503     1,061,043
                                                                      2005       $13.503      $13.775     1,098,818
                                                                      2006       $13.775      $14.375       843,188
                                                                      2007       $14.375      $15.041       752,646
                                                                      2008       $15.041      $13.524       640,520
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                      2000       $10.000      $10.008             0
                                                                      2001       $10.008      $10.880        83,420
                                                                      2002       $10.880      $11.178       220,576
                                                                      2003       $11.178      $11.281       204,283
                                                                      2004       $11.281      $11.296       185,724
                                                                      2005       $11.296      $11.361       201,071
                                                                      2006       $11.361      $11.697       185,022
                                                                      2007       $11.697      $11.888       151,045
                                                                      2008       $11.888       $9.987       118,985
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                      2000       $10.000      $10.281       185,342
                                                                      2001       $10.281      $10.545       390,513
                                                                      2002       $10.545      $10.550       463,153
                                                                      2003       $10.550      $10.486       389,404
                                                                      2004       $10.486      $10.442       276,452
                                                                      2005       $10.442      $10.597       340,368
                                                                      2006       $10.597      $10.946       386,163
                                                                      2007       $10.946      $11.339       239,947
                                                                      2008       $11.339      $11.469       321,999
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                      2000       $10.000       $8.970        70,626
                                                                      2001        $8.970       $7.771        92,819
                                                                      2002        $7.771       $5.947       148,845
                                                                      2003        $5.947       $7.507       162,008
                                                                      2004        $7.507       $8.197       229,570
                                                                      2005        $8.197       $8.468       359,888
                                                                      2006        $8.468       $9.662       246,650
                                                                      2007        $9.662      $10.037       213,121
                                                                      2008       $10.037       $6.236       158,027
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                      2000       $10.000       $9.940     1,009,853
                                                                      2001        $9.940       $8.814     1,726,975
                                                                      2002        $8.814       $7.841     1,820,120
                                                                      2003        $7.841       $9.773     1,860,045
                                                                      2004        $9.773      $10.650     1,860,567
                                                                      2005       $10.650      $11.390     1,864,221
                                                                      2006       $11.390      $12.934     1,600,534
                                                                      2007       $12.934      $13.870     1,322,649
                                                                      2008       $13.870      $10.410     1,069,708

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                      2000       $10.000      $10.142       781,016
                                                                      2001       $10.142       $7.434     1,174,451
                                                                      2002        $7.434       $5.661     1,139,800
                                                                      2003        $5.661       $6.559     1,050,788
                                                                      2004        $6.559       $7.813       881,636
                                                                      2005        $7.813       $8.842     1,083,037
                                                                      2006        $8.842      $10.503       900,613
                                                                      2007       $10.503      $12.478       773,690
                                                                      2008       $12.478       $8.220       630,140
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                      2000       $10.000       $6.389         4,827
                                                                      2001        $6.389       $5.898        10,560
                                                                      2002        $5.898       $5.304        11,069
                                                                      2003        $5.304       $7.838        23,523
                                                                      2004        $7.838       $9.527        39,331
                                                                      2005        $9.527      $12.591        63,026
                                                                      2006       $12.591      $17.049        38,261
                                                                      2007       $17.049      $23.639        24,769
                                                                      2008       $23.639      $10.123        20,824
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $8.339        16,016
                                                                      2001        $8.339       $6.988        51,206
                                                                      2002        $6.988       $4.977        68,489
                                                                      2003        $4.977       $6.138        87,619
                                                                      2004        $6.138       $6.531       161,926
                                                                      2005        $6.531       $7.461       177,312
                                                                      2006        $7.461       $7.669       139,008
                                                                      2007        $7.669       $9.230       113,591
                                                                      2008        $9.230       $4.630        75,159
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                      2000       $10.000       $9.057         1,690
                                                                      2001        $9.057       $7.217        35,642
                                                                      2002        $7.217       $5.927        48,702
                                                                      2003        $5.927       $7.456        55,816
                                                                      2004        $7.456       $8.641        72,356
                                                                      2005        $8.641       $9.476        78,380
                                                                      2006        $9.476      $11.707        61,253
                                                                      2007       $11.707      $13.243        45,985
                                                                      2008       $13.243       $7.240        41,188
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                      2002       $10.000       $7.329         5,836
                                                                      2003        $7.329      $10.258        22,505
                                                                      2004       $10.258      $12.315        32,443
                                                                      2005       $12.315      $14.295        50,928
                                                                      2006       $14.295      $15.423        32,275
                                                                      2007       $15.423      $18.677        23,703
                                                                      2008       $18.677       $9.816        20,819

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                      2000       $10.000      $10.235         2,735
                                                                      2001       $10.235       $9.786        41,817
                                                                      2002        $9.786       $6.954        71,617
                                                                      2003        $6.954       $9.716        98,437
                                                                      2004        $9.716      $10.992       102,584
                                                                      2005       $10.992      $12.188       122,411
                                                                      2006       $12.188      $14.524        95,028
                                                                      2007       $14.524      $15.464        61,086
                                                                      2008       $15.464       $8.963        49,681
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                      2000       $10.000      $11.507         9,341
                                                                      2001       $11.507      $12.478        29,381
                                                                      2002       $12.478      $12.139        32,174
                                                                      2003       $12.139      $16.594        29,685
                                                                      2004       $16.594      $22.345        28,214
                                                                      2005       $22.345      $25.824        37,960
                                                                      2006       $25.824      $35.197        30,355
                                                                      2007       $35.197      $28.815        22,829
                                                                      2008       $28.815      $17.667        15,783
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                      2004       $10.000      $11.153           400
                                                                      2005       $11.153      $12.236           640
                                                                      2006       $12.236      $12.675           640
                                                                      2007       $12.675      $14.716             0
                                                                      2008       $14.716       $7.724             0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                      2002       $10.000       $8.070        55,955
                                                                      2003        $8.070      $10.437       137,662
                                                                      2004       $10.437      $12.134       434,447
                                                                      2005       $12.134      $12.504       616,400
                                                                      2006       $12.504      $14.355       520,894
                                                                      2007       $14.355      $13.882       402,162
                                                                      2008       $13.882       $8.816       299,483
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $8.132        95,704
                                                                      2001        $8.132       $5.500       171,875
                                                                      2002        $5.500       $3.666       153,303
                                                                      2003        $3.666       $4.609       183,071
                                                                      2004        $4.609       $4.870       183,777
                                                                      2005        $4.870       $5.190       219,627
                                                                      2006        $5.190       $5.271       125,779
                                                                      2007        $5.271       $6.086       101,418
                                                                      2008        $6.086       $3.065        93,852

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                      2000       $10.000       $8.288        18,076
                                                                      2001        $8.288       $6.277        55,783
                                                                      2002        $6.277       $4.688        60,405
                                                                      2003        $4.688       $5.994        54,583
                                                                      2004        $5.994       $6.130        54,787
                                                                      2005        $6.310       $6.781        51,166
                                                                      2006        $6.781       $7.117        94,759
                                                                      2007        $7.117       $7.870        61,641
                                                                      2008        $7.870       $4.468        56,417
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                      2000       $10.000       $8.325        33,192
                                                                      2001        $8.325       $7.186       105,969
                                                                      2002        $7.186       $4.947        57,370
                                                                      2003        $4.947       $6.110        71,986
                                                                      2006       $10.000      $10.822        22,931
                                                                      2007       $10.822      $11.550        17,578
                                                                      2008       $11.550       $7.967        24,547
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                      2004       $10.000      $10.843         3,752
                                                                      2005       $10.843      $11.521         9,628
                                                                      2006       $11.521      $12.654        19,765
                                                                      2007       $12.654      $13.685         6,080
                                                                      2008       $13.685       $9.657         6,436
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                      2000       $10.000       $8.003        18,271
                                                                      2001        $8.003       $6.033        21,838
                                                                      2002        $6.033       $4.272        13,414
                                                                      2003        $4.272       $5.682        23,470
                                                                      2004        $5.682       $6.425        45,367
                                                                      2005        $6.425       $7.081        67,670
                                                                      2006        $7.081       $6.904        59,906
                                                                      2007        $6.904       $7.679        42,118
                                                                      2008        $7.679       $4.352        38,363
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                      2000       $10.000      $10.246         6,267
                                                                      2001       $10.246      $10.131       201,245
                                                                      2002       $10.131       $7.775       308,682
                                                                      2003        $7.775      $10.146       304,110
                                                                      2004       $10.146      $11.141       262,876
                                                                      2005       $11.141      $11.506       273,254
                                                                      2006       $11.506      $13.289       220,462
                                                                      2007       $13.289      $13.757       138,909
                                                                      2008       $13.757       $8.055       114,561

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                      2000       $10.000       $7.982        14,138
                                                                      2001        $7.982       $6.508        27,732
                                                                      2002        $6.508       $4.444        42,579
                                                                      2003        $4.444       $5.412        33,651
                                                                      2004        $5.412       $5.790        39,117
                                                                      2005        $5.790       $6.565        45,016
                                                                      2006        $6.565       $6.440        48,279
                                                                      2007        $6.440       $7.223        23,849
                                                                      2008        $7.223       $4.291        19,016
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                      2004       $10.000      $10.718           377
                                                                      2005       $10.718      $10.933         1,470
                                                                      2006       $10.933      $11.805         1,782
                                                                      2007       $11.805      $11.970         1,120
                                                                      2008       $11.970       $9.055         2,394
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.264        10,378
                                                                      2005       $11.264      $11.299        52,610
                                                                      2006       $11.299      $13.191       100,385
                                                                      2007       $13.191      $13.512       110,866
                                                                      2008       $13.512       $9.384       134,812
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2005       $10.000      $11.357         9,410
                                                                      2006       $11.357      $13.117         9,049
                                                                      2007       $13.117      $12.641         3,192
                                                                      2008       $12.641       $8.360         3,084
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2004       $10.000      $10.975         4,359
                                                                      2005       $10.975      $11.979        21,014
                                                                      2006       $11.979      $14.001        53,070
                                                                      2007       $14.001      $14.303        54,075
                                                                      2008       $14.303       $8.881        42,596
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2004       $10.000      $11.544         3,345
                                                                      2005       $11.544      $12.556        78,568
                                                                      2006       $12.556      $15.055        84,892
                                                                      2007       $15.055      $17.160        68,790
                                                                      2008       $17.160      $10.101        67,001

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2000       $10.000      $10.568            79
                                                                      2001       $10.568       $9.766        19,767
                                                                      2002        $9.766       $7.811        35,624
                                                                      2003        $7.811       $9.823        43,176
                                                                      2004        $9.823      $10.776        39,057
                                                                      2005       $10.776      $11.195        30,538
                                                                      2006       $11.195      $12.812        27,760
                                                                      2007       $12.812      $11.884        21,026
                                                                      2008       $11.884       $7.193        17,836
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2000       $10.000       $9.019        24,612
                                                                      2001        $9.019       $7.069        76,988
                                                                      2002        $7.069       $5.745       140,025
                                                                      2003        $5.745       $7.291       107,076
                                                                      2004        $7.291       $8.364       159,662
                                                                      2005        $8.364       $9.265       182,134
                                                                      2006        $9.265      $11.683       158,006
                                                                      2007       $11.683      $12.499       140,631
                                                                      2008       $12.499       $6.916        72,436
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                      2002       $10.000       $7.311         2,641
                                                                      2003        $7.311      $10.802         6,304
                                                                      2004       $10.802      $13.460         3,628
                                                                      2005       $13.460      $14.224         3,881
                                                                      2006       $14.224      $16.472         4,408
                                                                      2007       $16.472      $14.193         3,688
                                                                      2008       $14.193       $8.497         1,693
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2000       $10.000       $8.120        25,462
                                                                      2001        $8.120       $6.220        59,547
                                                                      2002        $6.220       $4.511        73,129
                                                                      2003        $4.511       $5.563        79,963
                                                                      2004        $5.563       $5.769        69,245
                                                                      2005        $5.769       $6.020        70,217
                                                                      2006        $6.020       $6.267        48,218
                                                                      2007        $6.267       $6.528        38,457
                                                                      2008        $6.528       $4.058        37,144



* Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000       $10.000       $9.688        32,338
                                                                     2001        $9.688       $6.833        29,849
                                                                     2002        $6.833       $5.214        22,928
                                                                     2003        $5.214       $6.481        36,637
                                                                     2004        $6.481       $7.203        35,684
                                                                     2005        $7.203       $8.748        99,456
                                                                     2006        $8.748       $9.302        97,090
                                                                     2007        $9.302      $10.974        56,113
                                                                     2008       $10.974       $5.533        46,258
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.694       274,154
                                                                     2001       $10.694       $9.995       574,872
                                                                     2002        $9.995       $8.080       683,253
                                                                     2003        $8.080      $10.189       829,863
                                                                     2004       $10.189      $10.896       905,170
                                                                     2005       $10.896      $11.346     1,844,726
                                                                     2006       $11.346      $12.429     1,571,338
                                                                     2007       $12.429      $12.772     1,240,461
                                                                     2008       $12.772       $8.015     1,026,689
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000       $10.000       $9.536       323,143
                                                                     2001        $9.536       $6.876       548,984
                                                                     2002        $6.876       $5.341       625,271
                                                                     2003        $5.341       $6.467       820,106
                                                                     2004        $6.467       $7.087       973,779
                                                                     2005        $7.087       $8.257     2,224,244
                                                                     2006        $8.257       $8.483     1,906,651
                                                                     2007        $8.483       $9.997     1,502,886
                                                                     2008        $9.997       $5.163     1,244,953

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000       $10.000       $9.202       118,339
                                                                     2001        $9.202       $7.461       245,887
                                                                     2002        $7.461       $5.785       253,460
                                                                     2003        $5.785       $7.360       269,434
                                                                     2004        $7.360       $8.181       267,130
                                                                     2005        $8.181       $8.768       564,921
                                                                     2006        $8.768      $11.258       490,532
                                                                     2007       $11.258      $12.830       410,916
                                                                     2008       $12.830       $7.248       344,149
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000       $10.000       $8.427         5,746
                                                                     2001        $8.427       $6.370        12,618
                                                                     2002        $6.370       $4.974         7,764
                                                                     2003        $4.974       $6.430        14,167
                                                                     2004        $6.430       $7.135        39,053
                                                                     2005        $7.135       $7.514        72,838
                                                                     2006        $7.514       $8.783        66,198
                                                                     2007        $8.783      $10.139        30,365
                                                                     2008       $10.139       $5.615        25,768
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000       $10.000       $9.943        95,817
                                                                     2001        $9.943       $9.191       211,641
                                                                     2002        $9.191       $7.928       250,523
                                                                     2003        $7.928      $10.324       287,875
                                                                     2004       $10.324      $11.699       302,991
                                                                     2005       $11.699      $12.267       598,046
                                                                     2006       $12.267      $14.750       477,853
                                                                     2007       $14.750      $15.564       389,843
                                                                     2008       $15.564       $9.063       306,115
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000       $10.000       $6.951        24,508
                                                                     2001        $6.951       $4.540        23,364
                                                                     2002        $4.540       $4.157        33,980
                                                                     2003        $4.157       $5.236        57,374
                                                                     2004        $5.236       $5.671       100,343
                                                                     2005        $5.671       $5.714       171,558
                                                                     2006        $5.714       $6.157       152,718
                                                                     2007        $6.157       $6.324       111,441
                                                                     2008        $6.324       $4.793        70,633
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2000       $10.000      $10.042         1,966
                                                                     2001       $10.042      $10.129        20,197
                                                                     2002       $10.129       $9.224        15,096
                                                                     2003        $9.224      $10.990        35,341
                                                                     2004       $10.990      $12.024        83,247
                                                                     2005       $12.024      $12.681       141,118
                                                                     2006       $12.681      $14.281       134,361
                                                                     2007       $14.281      $14.531        91,496
                                                                     2008       $14.531      $10.561        83,540

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000       $10.000      $10.766       108,499
                                                                     2001       $10.766      $11.630       245,837
                                                                     2002       $11.630      $12.099       324,541
                                                                     2003       $12.099      $12.937       355,309
                                                                     2004       $12.937      $13.423       355,286
                                                                     2005       $13.423      $13.676       613,650
                                                                     2006       $13.676      $14.253       534,244
                                                                     2007       $14.253      $14.893       458,141
                                                                     2008       $14.893      $13.374       353,527
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000       $10.000      $10.320             0
                                                                     2001       $10.320      $10.858        13,568
                                                                     2002       $10.858      $11.140        77,630
                                                                     2003       $11.140      $11.229        72,936
                                                                     2004       $11.229      $11.229        70,226
                                                                     2005       $11.229      $11.279       128,466
                                                                     2006       $11.279      $11.598       143,012
                                                                     2007       $11.598      $11.771        87,644
                                                                     2008       $11.771       $9.876        45,639
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000       $10.000      $10.273         8,043
                                                                     2001       $10.273      $10.524        45,902
                                                                     2002       $10.524      $10.515       158,833
                                                                     2003       $10.515      $10.437       114,053
                                                                     2004       $10.437      $10.380       101,027
                                                                     2005       $10.380      $10.521       143,030
                                                                     2006       $10.521      $10.853       148,718
                                                                     2007       $10.853      $11.228       135,509
                                                                     2008       $11.228      $11.342       196,692
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000       $10.000       $8.963        41,057
                                                                     2001        $8.963       $7.756        71,445
                                                                     2002        $7.756       $5.927        89,352
                                                                     2003        $5.927       $7.472       141,795
                                                                     2004        $7.472       $8.148       159,396
                                                                     2005        $8.148       $8.407       354,596
                                                                     2006        $8.407       $9.580       296,168
                                                                     2007        $9.580       $9.939       228,252
                                                                     2008        $9.939       $6.167       187,242
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000       $10.000       $9.932       326,654
                                                                     2001        $9.932       $8.796       560,497
                                                                     2002        $8.796       $7.815       541,067
                                                                     2003        $7.815       $9.728       613,074
                                                                     2004        $9.728      $10.587       803,910
                                                                     2005       $10.587      $11.308     1,095,506
                                                                     2006       $11.308      $12.824       958,510
                                                                     2007       $12.824      $13.735       718,962
                                                                     2008       $13.735      $10.295       627,426

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS-Global Infrastructure Portfolio--Class X
                                                                     2000       $10.000      $10.135       226,311
                                                                     2001       $10.135       $7.419       357,307
                                                                     2002        $7.419       $5.642       341,997
                                                                     2003        $5.642       $6.528       338,944
                                                                     2004        $6.528       $7.767       350,343
                                                                     2005        $7.767       $8.778       629,330
                                                                     2006        $8.778      $10.414       496,285
                                                                     2007       $10.414      $12.356       419,321
                                                                     2008       $12.356       $8.129       346,780
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000       $10.000       $6.389            12
                                                                     2001        $6.389       $5.886            10
                                                                     2002        $5.886       $5.287        19,656
                                                                     2003        $5.287       $7.802        29,445
                                                                     2004        $7.802       $9.471        48,002
                                                                     2005        $9.471      $12.500       112,111
                                                                     2006       $12.500      $16.904        83,983
                                                                     2007       $16.904      $23.408        61,058
                                                                     2008       $23.408      $10.011        50,602
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $8.333        17,488
                                                                     2001        $8.333       $6.974        19,987
                                                                     2002        $6.974       $4.960        11,310
                                                                     2003        $4.960       $6.110        26,818
                                                                     2004        $6.110       $6.492        63,555
                                                                     2005        $6.492       $7.408       153,571
                                                                     2006        $7.408       $7.604       143,922
                                                                     2007        $7.604       $9.139       119,242
                                                                     2008        $9.139       $4.579        92,344
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000       $10.000       $9.051         3,672
                                                                     2001        $9.051       $7.202        11,730
                                                                     2002        $7.202       $5.907        12,608
                                                                     2003        $5.907       $7.421        22,820
                                                                     2004        $7.421       $8.590        32,386
                                                                     2005        $8.590       $9.407        63,969
                                                                     2006        $9.407      $11.607        82,413
                                                                     2007       $11.607      $13.114        70,306
                                                                     2008       $13.114       $7.160        65,726
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.323         5,206
                                                                     2003        $7.323      $10.236         8,564
                                                                     2004       $10.236      $12.272        17,776
                                                                     2005       $12.272      $14.227        73,335
                                                                     2006       $14.227      $15.330        68,854
                                                                     2007       $15.330      $18.539        55,108
                                                                     2008       $18.539       $9.731        48,609

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.320             0
                                                                     2001       $10.320       $9.766        19,804
                                                                     2002        $9.766       $6.931        36,225
                                                                     2003        $6.931       $9.671        48,989
                                                                     2004        $9.671      $10.927        65,854
                                                                     2005       $10.927      $12.100       141,560
                                                                     2006       $12.100      $14.401       130,694
                                                                     2007       $14.401      $15.312       100,782
                                                                     2008       $15.312       $8.864        79,602
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000       $10.000      $11.499           452
                                                                     2001       $11.499      $12.453         5,850
                                                                     2002       $12.453      $12.098        12,835
                                                                     2003       $12.098      $16.517        27,913
                                                                     2004       $16.517      $22.213        28,430
                                                                     2005       $22.213      $25.638        38,879
                                                                     2006       $25.638      $34.898        37,837
                                                                     2007       $34.898      $28.533        27,791
                                                                     2008       $28.533      $17.472        21,662
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.144         3,822
                                                                     2005       $11.144      $12.209         5,267
                                                                     2006       $12.209      $12.631         6,756
                                                                     2007       $12.631      $14.646         7,246
                                                                     2008       $14.646       $7.677         6,955
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.063        20,208
                                                                     2003        $8.063      $10.414        51,404
                                                                     2004       $10.414      $12.092       146,680
                                                                     2005       $12.092      $12.444       384,883
                                                                     2006       $12.444      $14.268       325,991
                                                                     2007       $14.268      $13.780       271,827
                                                                     2008       $13.780       $8.740       204,204
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $8.126        49,523
                                                                     2001        $8.126       $5.489        58,602
                                                                     2002        $5.489       $3.654        56,884
                                                                     2003        $3.654       $4.588       184,934
                                                                     2004        $4.588       $4.842       229,324
                                                                     2005        $4.842       $5.153       346,125
                                                                     2006        $5.153       $5.226       311,883
                                                                     2007        $5.226       $6.026       192,539
                                                                     2008        $6.026       $3.031       180,252

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $8.282         4,937
                                                                     2001        $8.282       $6.264         9,044
                                                                     2002        $6.264       $4.672        20,204
                                                                     2003        $4.672       $5.967        45,160
                                                                     2004        $5.967       $6.273        46,044
                                                                     2005        $6.273       $6.732        34,856
                                                                     2006        $6.732       $7.056        60,721
                                                                     2007        $7.056       $7.793        45,363
                                                                     2008        $7.793       $4.418        44,240
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000       $10.000      $10.159             0
                                                                     2001       $10.159       $7.171        31,111
                                                                     2002        $7.171       $4.931        24,045
                                                                     2003        $4.931       $6.081         9,217
                                                                     2006       $10.000      $10.813        21,759
                                                                     2007       $10.813      $11.524        16,050
                                                                     2008       $11.524       $7.939        12,644
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.834         5,192
                                                                     2005       $10.834      $11.499        15,496
                                                                     2006       $11.499      $12.610        15,599
                                                                     2007       $12.610      $13.619        13,756
                                                                     2008       $13.619       $9.599        12,836
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $7.998         6,857
                                                                     2001        $7.998       $6.020        17,963
                                                                     2002        $6.020       $4.258         9,039
                                                                     2003        $4.258       $5.655        18,045
                                                                     2004        $5.655       $6.386        29,462
                                                                     2005        $6.386       $7.030        90,937
                                                                     2006        $7.030       $6.846        91,570
                                                                     2007        $6.846       $7.604        75,568
                                                                     2008        $7.604       $4.304        63,531
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000      $10.239        10,486
                                                                     2001       $10.239      $10.110        43,606
                                                                     2002       $10.110       $7.749        96,407
                                                                     2003        $7.749      $10.099       166,608
                                                                     2004       $10.099      $11.075       222,746
                                                                     2005       $11.075      $11.423       380,216
                                                                     2006       $11.423      $13.176       320,959
                                                                     2007       $13.176      $13.622       251,275
                                                                     2008       $13.622       $7.965       210,638

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $7.976         5,139
                                                                     2001        $7.976       $6.495         9,497
                                                                     2002        $6.495       $4.429        13,771
                                                                     2003        $4.429       $5.387        31,798
                                                                     2004        $5.387       $5.755        33,878
                                                                     2005        $5.755       $6.517        79,082
                                                                     2006        $6.517       $6.385        69,377
                                                                     2007        $6.385       $7.152        67,200
                                                                     2008        $7.152       $4.244        64,152
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.709         1,083
                                                                     2005       $10.709      $10.909        14,447
                                                                     2006       $10.909      $11.764        15,801
                                                                     2007       $11.764      $11.913         9,717
                                                                     2008       $11.913       $9.000         7,296
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.254        26,676
                                                                     2005       $11.254      $11.275       113,496
                                                                     2006       $11.275      $13.145       175,989
                                                                     2007       $13.145      $13.447       207,971
                                                                     2008       $13.447       $9.327       184,750
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.347             0
                                                                     2006       $11.347      $13.089        26,924
                                                                     2007       $13.089      $12.597        25,023
                                                                     2008       $12.597       $8.320        26,836
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.965             0
                                                                     2005       $10.965      $11.952        54,279
                                                                     2006       $11.952      $13.952        61,800
                                                                     2007       $13.952      $14.234        76,218
                                                                     2008       $14.234       $8.826        60,783
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.533         3,448
                                                                     2005       $11.533      $12.529        64,333
                                                                     2006       $12.529      $15.004        77,890
                                                                     2007       $15.004      $17.079        76,293
                                                                     2008       $17.079      $10.040        65,615

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
            DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.560         5,428
                                                                     2001       $10.560       $9.746         7,204
                                                                     2002        $9.746       $7.785        28,718
                                                                     2003        $7.785       $9.778        44,525
                                                                     2004        $9.778      $10.712        41,833
                                                                     2005       $10.712      $11.115        58,716
                                                                     2006       $11.115      $12.703        49,340
                                                                     2007       $12.703      $11.768        31,755
                                                                     2008       $11.768       $7.113        28,992
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000       $9.013         3,997
                                                                     2001        $9.013       $7.054        15,017
                                                                     2002        $7.054       $5.726        28,263
                                                                     2003        $5.726       $7.257        57,485
                                                                     2004        $7.257       $8.314        71,627
                                                                     2005        $8.314       $9.198       136,746
                                                                     2006        $9.198      $11.584       147,320
                                                                     2007       $11.584      $12.376       122,835
                                                                     2008       $12.376       $6.839       108,749
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.305         7,820
                                                                     2003        $7.305      $10.778        11,144
                                                                     2004       $10.778      $13.414         7,962
                                                                     2005       $13.414      $14.156        12,409
                                                                     2006       $14.156      $16.373        10,699
                                                                     2007       $16.373      $14.089         7,918
                                                                     2008       $14.089       $8.424         7,886
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $8.114         3,404
                                                                     2001        $8.114       $6.207         4,428
                                                                     2002        $6.207       $4.496        14,057
                                                                     2003        $4.496       $5.538        38,335
                                                                     2004        $5.538       $5.735        39,607
                                                                     2005        $5.735       $5.977        68,847
                                                                     2006        $5.977       $6.214        71,299
                                                                     2007        $6.214       $6.464        40,024
                                                                     2008        $6.464       $4.013        37,894



* Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     1999       $10.000      $14.465     1,122,012
                                                                     2000       $14.465      $14.005     4,013,767
                                                                     2001       $14.005       $9.871     2,725,210
                                                                     2002        $9.871       $7.528     1,948,166
                                                                     2003        $7.528       $9.350     1,714,271
                                                                     2004        $9.350      $10.384     1,361,018
                                                                     2005       $10.384      $12.602     1,019,103
                                                                     2006       $12.602      $13.391       780,467
                                                                     2007       $13.391      $15.788       596,222
                                                                     2008       $15.788       $7.955       475,560
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     1999       $36.590      $35.192    20,053,835
                                                                     2000       $35.192      $36.516    14,630,929
                                                                     2001       $36.516      $34.106    12,948,190
                                                                     2002       $34.106      $27.551    10,489,433
                                                                     2003       $27.551      $34.717     8,870,731
                                                                     2004       $34.717      $37.102     7,047,011
                                                                     2005       $37.102      $38.608     4,911,800
                                                                     2006       $38.608      $42.263     3,546,322
                                                                     2007       $42.263      $43.397     2,610,482
                                                                     2008       $43.397      $27.215     2,059,988
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     1999       $49.830      $77.861    10,374,793
                                                                     2000       $77.861      $67.245    10,575,220
                                                                     2001       $67.245      $48.450     8,138,160
                                                                     2002       $48.450      $37.610     6,331,379
                                                                     2003       $37.610      $45.509     5,231,139
                                                                     2004       $45.509      $49.838     4,131,819
                                                                     2005       $49.838      $58.024     2,949,664
                                                                     2006       $58.024      $59.566     2,194,479
                                                                     2007       $59.566      $70.154     1,597,858
                                                                     2008       $70.154      $36.202     1,291,072

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     1999       $33.940      $43.185     4,444,148
                                                                     2000       $43.185      $40.461     4,301,593
                                                                     2001       $40.461      $32.784     3,317,658
                                                                     2002       $32.784      $25.402     2,548,744
                                                                     2003       $25.402      $32.295     2,066,923
                                                                     2004       $32.295      $35.874     1,686,266
                                                                     2005       $35.874      $38.420     1,201,751
                                                                     2006       $38.420      $49.295       894,573
                                                                     2007       $49.295      $56.141       652,689
                                                                     2008       $56.141      $31.695       523,320
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     1999        $9.720      $12.152     2,481,411
                                                                     2000       $12.152       $9.893     2,978,593
                                                                     2001        $9.893       $7.473     2,262,652
                                                                     2002        $7.473       $5.830     1,684,270
                                                                     2003        $5.830       $7.532     1,459,745
                                                                     2004        $7.532       $8.352     1,190,435
                                                                     2005        $8.352       $8.789       854,304
                                                                     2006        $8.789      $10.267       622,718
                                                                     2007       $10.267      $11.844       470,489
                                                                     2008       $11.844       $6.554       357,203
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     1999       $16.920      $19.115     8,775,455
                                                                     2000       $19.115      $18.366     6,909,685
                                                                     2001       $18.366      $16.964     5,770,297
                                                                     2002       $16.964      $14.622     4,777,066
                                                                     2003       $14.622      $19.028     4,093,574
                                                                     2004       $19.028      $21.548     3,493,723
                                                                     2005       $21.548      $22.579     2,606,536
                                                                     2006       $22.579      $27.129     1,915,298
                                                                     2007       $27.129      $28.606     1,437,205
                                                                     2008       $28.606      $16.647     1,142,883
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     1999       $24.560      $23.879     4,203,079
                                                                     2000       $23.879      $15.948     2,849,935
                                                                     2001       $15.948      $10.409     2,178,760
                                                                     2002       $10.409       $9.524     1,675,719
                                                                     2003        $9.524      $11.987     1,699,286
                                                                     2004       $11.987      $12.973     1,377,197
                                                                     2005       $12.973      $13.062       945,262
                                                                     2006       $13.062      $14.067       710,366
                                                                     2007       $14.067      $14.437       508,852
                                                                     2008       $14.437      $10.935       395,345

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X

                                                                     1999       $12.274      $12.947     3,133,231
                                                                     2000       $12.947      $12.780     2,229,410
                                                                     2001       $12.780      $12.881     2,367,507
                                                                     2002       $12.881      $11.722     2,012,059
                                                                     2003       $11.722      $13.957     1,733,127
                                                                     2004       $13.957      $15.260     1,464,501
                                                                     2005       $15.260      $16.082     1,065,844
                                                                     2006       $16.082      $18.098       790,698
                                                                     2007       $18.098      $18.403       628,159
                                                                     2008       $18.403      $13.366       487,539
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     1999       $19.200      $18.101     5,167,349
                                                                     2000       $18.101      $19.815     4,441,671
                                                                     2001       $19.815      $21.390     5,113,210
                                                                     2002       $21.390      $22.238     5,001,207
                                                                     2003       $22.238      $23.762     4,034,766
                                                                     2004       $23.762      $24.637     3,076,944
                                                                     2005       $24.637      $25.084     2,234,168
                                                                     2006       $25.084      $26.123     1,646,739
                                                                     2007       $26.123      $27.278     1,280,252
                                                                     2008       $27.278      $24.479       996,265
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     1999       $10.000      $10.056       121,549
                                                                     2000       $10.056      $10.490       243,983
                                                                     2001       $10.490      $11.029       822,746
                                                                     2002       $11.029      $11.307     2,600,397
                                                                     2003       $11.307      $11.389     1,967,285
                                                                     2004       $11.389      $11.382     1,658,557
                                                                     2005       $11.382      $11.424     1,253,495
                                                                     2006       $11.424      $11.739     1,036,788
                                                                     2007       $11.739      $11.906       746,305
                                                                     2008       $11.906       $9.982       584,564
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     1999       $12.960      $13.390     4,058,485
                                                                     2000       $13.390      $13.989     8,280,928
                                                                     2001       $13.989      $14.320    11,669,438
                                                                     2002       $14.320      $14.299    10,573,509
                                                                     2003       $14.299      $14.183     5,773,240
                                                                     2004       $14.183      $14.096     3,746,714
                                                                     2005       $14.096      $14.277     2,747,066
                                                                     2006       $14.277      $14.717     2,447,475
                                                                     2007       $14.717      $15.214     2,071,826
                                                                     2008       $15.214      $15.358     2,037,145
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     1999       $11.120      $13.170     6,559,093
                                                                     2000       $13.170      $11.760     6,719,790
                                                                     2001       $11.760      $10.169     5,764,581
                                                                     2002       $10.169       $7.766     5,971,731
                                                                     2003        $7.766       $9.784     5,882,954
                                                                     2004        $9.784      $10.661     5,142,081
                                                                     2005       $10.661      $10.992     3,722,566
                                                                     2006       $10.992      $12.517     2,631,419
                                                                     2007       $12.517      $12.977     1,974,643
                                                                     2008       $12.977       $8.047     1,574,580

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     1999       $26.780      $30.968     6,209,831
                                                                     2000       $30.968      $31.017     7,535,806
                                                                     2001       $31.017      $27.448     6,817,073
                                                                     2002       $27.448      $24.370     4,631,326
                                                                     2003       $24.370      $30.314     3,912,134
                                                                     2004       $30.314      $32.968     3,178,632
                                                                     2005       $32.968      $35.188     2,306,062
                                                                     2006       $35.188      $39.878     1,770,166
                                                                     2007       $39.878      $42.681     1,362,995
                                                                     2008       $42.681      $31.969     1,094,968
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     1999       $29.440      $32.693     4,016,659
                                                                     2000       $32.693      $33.193     4,175,987
                                                                     2001       $33.193      $24.282     3,506,974
                                                                     2002       $24.282      $18.455     2,659,431
                                                                     2003       $18.455      $21.337     2,213,596
                                                                     2004       $21.337      $25.367     1,799,377
                                                                     2005       $25.367      $28.650     1,356,098
                                                                     2006       $28.650      $33.966     1,001,339
                                                                     2007       $33.966      $40.270       746,655
                                                                     2008       $40.270      $26.476       609,966
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     1999        $7.095      $13.679       689,216
                                                                     2000       $13.679       $8.194       884,729
                                                                     2001        $8.194       $7.549       695,767
                                                                     2002        $7.549       $6.776       746,143
                                                                     2003        $6.776       $9.993       765,582
                                                                     2004        $9.993      $12.122       752,985
                                                                     2005       $12.122      $15.989       657,079
                                                                     2006       $15.989      $21.606       524,432
                                                                     2007       $21.606      $29.898       368,351
                                                                     2008       $29.898      $12.777       272,999
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     1999       $10.094      $13.869     2,952,648
                                                                     2000       $13.869      $12.061     4,201,929
                                                                     2001       $12.061      $10.087     3,084,036
                                                                     2002       $10.087       $7.169     2,467,852
                                                                     2003        $7.169       $8.825     2,198,775
                                                                     2004        $8.825       $9.371     1,827,817
                                                                     2005        $9.371      $10.685     1,393,539
                                                                     2006       $10.685      $10.961       990,122
                                                                     2007       $10.961      $13.164       721,808
                                                                     2008       $13.164       $6.591       606,443

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     1999        $9.780      $12.063       416,818
                                                                     2000       $12.063      $10.410       713,739
                                                                     2001       $10.410       $8.278       651,537
                                                                     2002        $8.278       $6.785       580,876
                                                                     2003        $6.785       $8.518       710,369
                                                                     2004        $8.518       $9.852       673,859
                                                                     2005        $9.852      $10.782       564,965
                                                                     2006       $10.782      $13.295       534,694
                                                                     2007       $13.295      $15.009       400,579
                                                                     2008       $15.009       $8.189       319,952
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2001       $10.000      $12.092             0
                                                                     2002       $12.092       $7.319        82,841
                                                                     2003        $7.319      $10.224       474,262
                                                                     2004       $10.224      $12.250       571,267
                                                                     2005       $12.250      $14.191       519,595
                                                                     2006       $14.191      $15.280       408,245
                                                                     2007       $15.280      $18.466       302,026
                                                                     2008       $18.466       $9.685       213,660
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.234       119,091
                                                                     2001       $10.234       $9.765     1,367,293
                                                                     2002        $9.765       $6.925     1,483,690
                                                                     2003        $6.925       $9.656     1,742,730
                                                                     2004        $9.656      $10.902     1,679,162
                                                                     2005       $10.902      $12.065     1,299,789
                                                                     2006       $12.065      $14.349     1,049,995
                                                                     2007       $14.349      $15.246       700,083
                                                                     2008       $15.246       $8.819       514,021
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     1999        $9.054       $8.790       194,964
                                                                     2000        $8.790      $11.197       526,895
                                                                     2001       $11.197      $12.117       613,092
                                                                     2002       $12.117      $11.764       812,682
                                                                     2003       $11.764      $16.049       712,547
                                                                     2004       $16.049      $21.569       610,706
                                                                     2005       $21.569      $24.877       473,300
                                                                     2006       $24.877      $33.839       354,666
                                                                     2007       $33.839      $27.648       200,264
                                                                     2008       $27.648      $16.918       145,180
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.138        40,008
                                                                     2005       $11.138      $12.195        43,994
                                                                     2006       $12.195      $12.608        35,417
                                                                     2007       $12.608      $14.608        27,395
                                                                     2008       $14.608       $7.652        27,412

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.059       882,878
                                                                     2003        $8.059      $10.402     2,134,435
                                                                     2004       $10.402      $12.069     3,144,760
                                                                     2005       $12.069      $12.412     3,041,301
                                                                     2006       $12.412      $14.222     2,426,538
                                                                     2007       $14.222      $13.725     1,705,057
                                                                     2008       $13.725       $8.699     1,230,348
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     1999       $11.985      $24.135     2,522,689
                                                                     2000       $10.000      $21.368     5,404,064
                                                                     2001       $21.368      $14.422     4,150,641
                                                                     2002       $14.422       $9.594     2,831,762
                                                                     2003        $9.594      $12.038     2,449,383
                                                                     2004       $12.038      $12.695     1,901,939
                                                                     2005       $12.695      $13.501     1,408,260
                                                                     2006       $13.501      $13.683       980,607
                                                                     2007       $13.683      $15.768       741,908
                                                                     2008       $15.768       $7.925       589,233
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     1999       $10.000      $14.447             0
                                                                     2000       $14.447       $8.317       403,019
                                                                     2001        $8.317       $6.287       510,155
                                                                     2002        $6.287       $4.686       511,129
                                                                     2003        $4.686       $5.980       524,081
                                                                     2004        $5.980       $6.282       534,172
                                                                     2005        $6.282       $6.737       392,447
                                                                     2006        $6.737       $7.057       433,180
                                                                     2007        $7.057       $7.788       328,849
                                                                     2008        $7.788       $4.412       252,649
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     1999       $10.000      $14.447             0
                                                                     2000       $14.447       $7.994       867,766
                                                                     2001        $7.994       $6.886     1,317,408
                                                                     2002        $6.886       $4.732     1,091,493
                                                                     2003        $4.732       $5.832       879,147
                                                                     2004        $5.832       $6.078       686,372
                                                                     2005        $6.078       $6.327       485,608
                                                                     2006       $10.000      $10.807       259,256
                                                                     2007       $10.807      $11.511       209,314
                                                                     2008       $11.511       $7.924       180,600
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.829        60,758
                                                                     2005       $10.829      $11.483       174,142
                                                                     2006       $11.483      $12.586       206,849
                                                                     2007       $12.586      $13.584       102,079
                                                                     2008       $13.584       $9.567        87,924

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     1999       $10.000      $14.447             0
                                                                     2000       $14.447       $8.138       253,019
                                                                     2001        $8.138       $6.121       457,425
                                                                     2002        $6.121       $4.326       353,529
                                                                     2003        $4.326       $5.742       743,523
                                                                     2004        $5.742       $6.480       923,315
                                                                     2005        $6.480       $7.128       852,090
                                                                     2006        $7.128       $6.936       738,855
                                                                     2007        $6.936       $7.699       614,118
                                                                     2008        $7.699       $4.355       415,941
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     1999       $10.000      $14.447             0
                                                                     2000       $14.447      $10.755       756,656
                                                                     2001       $10.755      $10.612     3,317,724
                                                                     2002       $10.612       $8.128     2,563,335
                                                                     2003        $8.128      $10.586     2,741,141
                                                                     2004       $10.586      $11.601     2,504,349
                                                                     2005       $11.601      $11.956     1,925,548
                                                                     2006       $11.956      $13.782     1,502,358
                                                                     2007       $13.782      $14.238     1,122,028
                                                                     2008       $14.238       $8.320       830,146
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     1999       $10.000      $14.447             0
                                                                     2000       $14.447       $7.854     1,370,194
                                                                     2001        $7.854       $6.392     1,117,648
                                                                     2002        $6.392       $4.355       953,511
                                                                     2003        $4.355       $5.294     1,039,818
                                                                     2004        $5.294       $5.652       867,095
                                                                     2005        $5.652       $6.396       732,068
                                                                     2006        $6.396       $6.261       798,997
                                                                     2007        $6.261       $7.009       561,092
                                                                     2008        $7.009       $4.156       428,037
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.703        16,340
                                                                     2005       $10.703      $10.896        35,988
                                                                     2006       $10.896      $11.741        87,585
                                                                     2007       $11.741      $11.882        71,951
                                                                     2008       $11.882       $8.971        58,991
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.249       136,380
                                                                     2005       $11.249      $11.261       401,874
                                                                     2006       $11.261      $13.121       666,843
                                                                     2007       $13.121      $13.412       623,476
                                                                     2008       $13.412       $9.296       581,641

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.342        84,541
                                                                     2006       $11.342      $13.073       329,440
                                                                     2007       $13.073      $12.574       185,907
                                                                     2008       $12.574       $8.298       115,268
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.960       128,383
                                                                     2005       $10.960      $11.939       408,502
                                                                     2006       $11.939      $13.926       675,203
                                                                     2007       $13.926      $14.198       522,379
                                                                     2008       $14.198       $8.798       366,965
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.528        97,324
                                                                     2005       $11.528      $12.514       387,782
                                                                     2006       $12.514      $14.975       553,193
                                                                     2007       $14.975      $17.034       403,597
                                                                     2008       $17.034      $10.007       330,022
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.791       220,718
                                                                     2001       $10.791       $9.952       458,634
                                                                     2002        $9.952       $7.944       597,267
                                                                     2003        $7.944       $9.970       552,457
                                                                     2004        $9.970      $10.915       457,153
                                                                     2005       $10.915      $11.318       334,455
                                                                     2006       $11.320      $12.930       240,380
                                                                     2007       $12.926      $11.966       183,364
                                                                     2008       $11.966       $7.228       137,784
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000       $9.076       562,467
                                                                     2001        $9.076       $7.098       605,965
                                                                     2002        $7.098       $5.758       777,124
                                                                     2003        $5.758       $7.292       775,816
                                                                     2004        $7.292       $8.349       811,538
                                                                     2005        $8.349       $9.230       726,556
                                                                     2006        $9.230      $11.616       712,821
                                                                     2007       $11.616      $12.402       549,659
                                                                     2008       $12.402       $6.849       421,955
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.301       232,446
                                                                     2003        $7.301      $10.766       298,655
                                                                     2004       $10.766      $13.389       218,058
                                                                     2005       $13.389      $14.120       160,174
                                                                     2006       $14.120      $16.320       110,309
                                                                     2007       $16.320      $14.033        70,088
                                                                     2008       $14.033       $8.384        49,787

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $8.118       786,759
                                                                     2001        $8.118       $6.206       864,153
                                                                     2002        $6.206       $4.492       888,918
                                                                     2003        $4.492       $5.529       894,868
                                                                     2004        $5.529       $5.722       771,536
                                                                     2005        $5.722       $5.959       557,264
                                                                     2006        $5.959       $6.191       408,396
                                                                     2007        $6.191       $6.436       290,349
                                                                     2008        $6.436       $3.993       180,582



* Contracts with the with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000       $10.000      $10.130            0
                                                                     2001       $10.130       $7.140        8,274
                                                                     2002        $7.140       $5.445        2,542
                                                                     2003        $5.445       $6.763        1,721
                                                                     2004        $6.763       $7.511        1,721
                                                                     2005        $7.511       $9.115          729
                                                                     2006        $9.115       $9.686          729
                                                                     2007        $9.686      $11.419          729
                                                                     2008       $11.419       $5.754          728
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.500            0
                                                                     2001       $10.500       $9.803       32,767
                                                                     2002        $9.803       $7.919       42,750
                                                                     2003        $7.919       $9.979       42,787
                                                                     2004        $9.979      $10.664       53,435
                                                                     2005       $10.664      $11.097       40,658
                                                                     2006       $11.097      $12.148       38,857
                                                                     2007       $12.148      $12.474       37,273
                                                                     2008       $12.474       $7.823       37,422
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000       $10.000      $10.130            0
                                                                     2001       $10.130       $7.298       42,019
                                                                     2002        $7.298       $5.665       64,478
                                                                     2003        $5.665       $6.855       74,136
                                                                     2004        $6.855       $7.507       73,329
                                                                     2005        $7.507       $8.740       40,658
                                                                     2006        $8.740       $8.972       23,587
                                                                     2007        $8.972      $10.567       16,815
                                                                     2008       $10.567       $5.453       17,707

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000       $10.000      $10.400            0
                                                                     2001       $10.400       $8.428       15,632
                                                                     2002        $8.428       $6.530       22,600
                                                                     2003        $6.530       $8.302       21,150
                                                                     2004        $8.302       $9.222       22,618
                                                                     2005        $9.222       $9.877       11,102
                                                                     2006        $9.877      $12.673        8,270
                                                                     2007       $12.673      $14.433        8,084
                                                                     2008       $14.433       $8.148        8,082
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000       $10.000       $9.870            0
                                                                     2001        $9.870       $7.455        2,872
                                                                     2002        $7.455       $5.817        2,872
                                                                     2003        $5.817       $7.515            0
                                                                     2004        $7.515       $8.333          768
                                                                     2005        $8.333       $8.769        1,415
                                                                     2006        $8.769      $10.243        1,414
                                                                     2007       $10.243      $11.816          617
                                                                     2008       $11.816       $6.539          617
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.320            0
                                                                     2001       $10.320       $9.532       10,847
                                                                     2002        $9.532       $8.216       20,590
                                                                     2003        $8.216      $10.692       20,537
                                                                     2004       $10.692      $12.108       22,011
                                                                     2005       $12.108      $12.687       18,483
                                                                     2006       $12.687      $15.244        8,209
                                                                     2007       $15.244      $16.074        7,142
                                                                     2008       $16.074       $9.354        7,298
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000       $10.000       $9.540            0
                                                                     2001        $9.540       $6.229        1,095
                                                                     2002        $6.229       $5.699        3,098
                                                                     2003        $5.699       $7.173        3,466
                                                                     2004        $7.173       $7.763        3,619
                                                                     2005        $7.763       $7.816        2,136
                                                                     2006        $7.816       $8.417        2,152
                                                                     2007        $8.417       $8.639        2,019
                                                                     2008        $8.639       $6.543        1,910
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2000       $10.000      $10.280            0
                                                                     2001       $10.280      $10.524            0
                                                                     2002       $10.524       $9.427        3,451
                                                                     2003        $9.427      $11.224        3,541
                                                                     2004       $11.224      $12.272        3,582
                                                                     2005       $12.272      $12.933        1,535
                                                                     2006       $12.933      $14.555        1,522
                                                                     2007       $14.555      $14.799            0
                                                                     2008       $14.799      $10.749            0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000       $10.000      $10.020            0
                                                                     2001       $10.020      $10.815       13,397
                                                                     2002       $10.815      $11.244       30,063
                                                                     2003       $11.244      $12.014       32,090
                                                                     2004       $12.014      $12.457       20,752
                                                                     2005       $12.457      $12.682       18,809
                                                                     2006       $12.682      $13.208       20,068
                                                                     2007       $13.208      $13.792       15,423
                                                                     2008       $13.792      $12.377       12,465
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000       $10.000      $10.010            0
                                                                     2001       $10.010      $10.523        2,790
                                                                     2002       $10.523      $10.789       11,646
                                                                     2003       $10.789      $10.867        9,583
                                                                     2004       $10.867      $10.860       14,163
                                                                     2005       $10.860      $10.900       11,671
                                                                     2006       $10.900      $11.200       13,956
                                                                     2007       $11.200      $11.360       11,715
                                                                     2008       $11.360       $9.524        9,530
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000       $10.000      $10.020            0
                                                                     2001       $10.020      $10.217            0
                                                                     2002       $10.217      $10.239        6,065
                                                                     2003       $10.239      $10.156        6,224
                                                                     2004       $10.156      $10.094        7,414
                                                                     2005       $10.094      $10.223        8,697
                                                                     2006       $10.223      $10.539        6,810
                                                                     2007       $10.539      $10.895        6,859
                                                                     2008       $10.895      $10.998        6,225
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000       $10.000       $9.980            0
                                                                     2001        $9.980       $8.629        2,300
                                                                     2002        $8.629       $6.590       17,670
                                                                     2003        $6.590       $8.302       21,148
                                                                     2004        $8.302       $9.047       22,901
                                                                     2005        $9.047       $9.327       10,957
                                                                     2006        $9.327      $10.621        3,301
                                                                     2007       $10.621      $11.011        3,661
                                                                     2008       $11.011       $6.828        3,714
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000       $10.000      $10.070            0
                                                                     2001       $10.070       $8.913       16,838
                                                                     2002        $8.913       $7.914       39,436
                                                                     2003        $7.914       $9.844       39,654
                                                                     2004        $9.844      $10.706       34,113
                                                                     2005       $10.706      $11.427       28,478
                                                                     2006       $11.427      $12.950       25,606
                                                                     2007       $12.950      $13.860       25,947
                                                                     2008       $13.860      $10.381       23,735

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS-Global Infrastructure Portfolio--Class X
                                                                     2000       $10.000      $10.140            0
                                                                     2001       $10.140       $7.418       15,501
                                                                     2002        $7.418       $5.638       17,202
                                                                     2003        $5.638       $6.518       17,738
                                                                     2004        $6.518       $7.749       31,354
                                                                     2005        $7.749       $8.752       23,904
                                                                     2006        $8.752      $10.376       21,584
                                                                     2007       $10.376      $12.302       21,346
                                                                     2008       $12.302       $8.088       21,209
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000       $10.000       $9.540            0
                                                                     2001        $9.540       $8.788        1,255
                                                                     2002        $8.788       $7.888          649
                                                                     2003        $7.888      $11.633          648
                                                                     2004       $11.633      $14.111          832
                                                                     2005       $14.111      $18.612        1,442
                                                                     2006       $18.612      $25.151        1,240
                                                                     2007       $25.151      $34.803        1,184
                                                                     2008       $34.803      $14.874        1,278
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.830            0
                                                                     2001        $9.830       $8.252            0
                                                                     2002        $8.252       $5.843            0
                                                                     2003        $5.843       $7.192            0
                                                                     2004        $7.192       $7.637            0
                                                                     2005        $7.637       $8.708          400
                                                                     2006        $8.708       $8.932            0
                                                                     2007        $8.932      $10.728            0
                                                                     2008       $10.728       $5.371            0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000       $10.000      $10.200            0
                                                                     2001       $10.200       $8.110        5,712
                                                                     2002        $8.110       $6.647        4,909
                                                                     2003        $6.647       $8.346        4,736
                                                                     2004        $8.346       $9.653        5,792
                                                                     2005        $9.653      $10.564        4,258
                                                                     2006       $10.564      $13.026        3,826
                                                                     2007       $13.026      $14.706        3,378
                                                                     2008       $14.706       $8.023        3,734

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.319            0
                                                                     2003        $7.319      $10.224            0
                                                                     2004       $10.224      $12.250          333
                                                                     2005       $12.250      $14.191          664
                                                                     2006       $14.191      $15.280        1,262
                                                                     2007       $15.280      $18.466          546
                                                                     2008       $18.466       $9.685          476
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.320            0
                                                                     2001       $10.320       $9.848        2,318
                                                                     2002        $9.848       $6.984        3,395
                                                                     2003        $6.984       $9.738          980
                                                                     2004        $9.738      $10.995        2,089
                                                                     2005       $10.995      $12.167          456
                                                                     2006       $12.167      $14.470        1,070
                                                                     2007       $14.470      $15.375          313
                                                                     2008       $15.375       $8.894          234
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000       $10.000      $10.030            0
                                                                     2001       $10.030      $11.192            0
                                                                     2002       $11.192      $10.534          345
                                                                     2003       $10.534      $14.371          345
                                                                     2004       $14.371      $19.313          661
                                                                     2005       $19.313      $22.275          312
                                                                     2006       $22.275      $30.300          990
                                                                     2007       $30.300      $24.756          315
                                                                     2008       $24.756      $15.148          346
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.138            0
                                                                     2005       $11.138      $12.194            0
                                                                     2006       $12.194      $12.606            0
                                                                     2007       $12.606      $14.606            0
                                                                     2008       $14.606       $7.651            0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.059        5,914
                                                                     2003        $8.059      $10.402        5,415
                                                                     2004       $10.402      $12.069        6,312
                                                                     2005       $12.069      $12.412       11,014
                                                                     2006       $12.412      $14.222       10,255
                                                                     2007       $14.222      $13.725       10,728
                                                                     2008       $13.725       $8.699       10,676
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.840            0
                                                                     2001        $9.840       $6.641        5,649
                                                                     2002        $6.641       $4.417        1,319
                                                                     2003        $4.417       $5.543        1,291
                                                                     2004        $5.543       $5.846        1,315
                                                                     2005        $5.846       $6.217          637
                                                                     2006        $6.217       $6.301          653
                                                                     2007        $6.301       $7.261          575
                                                                     2008        $7.261       $3.649          690

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $9.900            0
                                                                     2001        $9.900       $7.605            0
                                                                     2002        $7.605       $5.575          912
                                                                     2003        $5.575       $7.115          947
                                                                     2004        $7.115       $7.475        1,641
                                                                     2005        $7.475       $8.016        1,568
                                                                     2006        $8.016       $8.396        1,579
                                                                     2007        $8.396       $9.266        1,474
                                                                     2008        $9.266       $5.250        1,593
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000       $10.000      $10.160            0
                                                                     2001       $10.160       $8.752        2,532
                                                                     2002        $8.752       $6.014        2,532
                                                                     2003        $6.014       $7.411            0
                                                                     2006       $10.000      $10.807            0
                                                                     2007       $10.807      $11.511            0
                                                                     2008       $11.511       $7.924            0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.829            0
                                                                     2005       $10.829      $11.482            0
                                                                     2006       $11.482      $12.586            0
                                                                     2007       $12.586      $13.584            0
                                                                     2008       $13.584       $9.567            0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $9.930            0
                                                                     2001        $9.930       $7.645            0
                                                                     2002        $7.645       $5.278            0
                                                                     2003        $5.278       $7.006          869
                                                                     2004        $7.006       $7.906          830
                                                                     2005        $7.906       $8.696        2,872
                                                                     2006        $8.696       $8.463        3,247
                                                                     2007        $8.463       $9.393        3,201
                                                                     2008        $9.393       $5.313        3,302
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000      $10.360            0
                                                                     2001       $10.360      $10.222        8,207
                                                                     2002       $10.222       $7.829       12,552
                                                                     2003        $7.829      $10.197       10,278
                                                                     2004       $10.197      $11.175       11,954
                                                                     2005       $11.175      $11.517        6,419
                                                                     2006       $11.517      $13.276        6,363
                                                                     2007       $13.276      $13.715        4,614
                                                                     2008       $13.715       $8.014        2,126

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $9.810            0
                                                                     2001        $9.810       $7.982            0
                                                                     2002        $7.982       $5.439            0
                                                                     2003        $5.439       $6.611           85
                                                                     2004        $6.611       $7.058           85
                                                                     2005        $7.058       $7.987          348
                                                                     2006        $7.987       $7.819          347
                                                                     2007        $7.819       $8.752          346
                                                                     2008        $8.752       $5.190          498
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.703            0
                                                                     2005       $10.703      $10.896          290
                                                                     2006       $10.896      $11.741          284
                                                                     2007       $11.741      $11.882          278
                                                                     2008       $11.882       $8.970          196
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.249        7,572
                                                                     2005       $11.249      $11.262        6,857
                                                                     2006       $11.262      $13.121        9,948
                                                                     2007       $13.121      $13.413        5,826
                                                                     2008       $13.413       $9.296        3,958
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.342        1,889
                                                                     2006       $11.342      $13.073        2,373
                                                                     2007       $13.073      $12.574        1,217
                                                                     2008       $12.574       $8.298        1,109
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.960            0
                                                                     2005       $10.960      $11.939          330
                                                                     2006       $11.939      $13.926          330
                                                                     2007       $13.926      $14.198          329
                                                                     2008       $14.198       $8.798          329
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.528            0
                                                                     2005       $11.528      $12.513        2,894
                                                                     2006       $12.513      $14.974        2,784
                                                                     2007       $14.974      $17.034        2,698
                                                                     2008       $17.034      $10.006        2,432

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.230            0
                                                                     2001       $10.230       $9.431        2,347
                                                                     2002        $9.431       $7.528        2,347
                                                                     2003        $7.528       $9.448            0
                                                                     2004        $9.448      $10.344          917
                                                                     2005       $10.344      $10.725          737
                                                                     2006       $10.725      $12.249          737
                                                                     2007       $12.249      $11.340          737
                                                                     2008       $11.340       $6.849          737
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000      $10.320            0
                                                                     2001       $10.320       $8.069        2,833
                                                                     2002        $8.069       $6.546        3,124
                                                                     2003        $6.546       $8.289        2,972
                                                                     2004        $8.289       $9.490        3,719
                                                                     2005        $9.490      $10.492        5,087
                                                                     2006       $10.492      $13.204        7,531
                                                                     2007       $13.204      $14.098        4,654
                                                                     2008       $14.098       $7.785        5,141
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.301            0
                                                                     2003        $7.301      $10.766            0
                                                                     2004       $10.766      $13.389            0
                                                                     2005       $13.389      $14.120            0
                                                                     2006       $14.120      $16.320            0
                                                                     2007       $16.320      $14.033            0
                                                                     2008       $14.033       $8.384            0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $9.820            0
                                                                     2001        $9.820       $7.566        2,587
                                                                     2002        $7.566       $5.477          890
                                                                     2003        $5.477       $6.741          980
                                                                     2004        $6.741       $6.976        1,027
                                                                     2005        $6.976       $7.265        1,018
                                                                     2006        $7.265       $7.548        1,030
                                                                     2007        $7.548       $7.847          995
                                                                     2008        $7.847       $4.868          968



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000        $10.000       $9.682       3,790
                                                                     2001         $9.682       $6.821       3,592
                                                                     2002         $6.821       $5.200       6,292
                                                                     2003         $5.200       $6.456       9,282
                                                                     2004         $6.456       $7.167      18,652
                                                                     2005         $7.167       $8.694      21,685
                                                                     2006         $8.694       $9.235      19,378
                                                                     2007         $9.235      $10.883      18,544
                                                                     2008        $10.883       $5.481      19,585
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000        $10.000      $10.688      50,253
                                                                     2001        $10.688       $9.978     130,186
                                                                     2002         $9.978       $8.057     121,293
                                                                     2003         $8.057      $10.149     132,918
                                                                     2004        $10.149      $10.841     201,114
                                                                     2005        $10.841      $11.277     257,558
                                                                     2006        $11.277      $12.340     229,748
                                                                     2007        $12.340      $12.666     145,445
                                                                     2008        $12.666       $7.940     136,325
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000        $10.000       $9.530      55,513
                                                                     2001         $9.530       $6.864     122,771
                                                                     2002         $6.864       $5.326      97,168
                                                                     2003         $5.326       $6.442     125,713
                                                                     2004         $6.442       $7.052     140,268
                                                                     2005         $7.052       $8.207     241,473
                                                                     2006         $8.207       $8.422     188,461
                                                                     2007         $8.422       $9.915     165,865
                                                                     2008         $9.915       $5.114     149,256

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000        $10.000       $9.196      23,454
                                                                     2001         $9.196       $7.448      37,252
                                                                     2002         $7.448       $5.769      47,375
                                                                     2003         $5.769       $7.331      43,203
                                                                     2004         $7.331       $8.140      58,810
                                                                     2005         $8.140       $8.715      88,725
                                                                     2006         $8.715      $11.177      67,849
                                                                     2007        $11.177      $12.724      65,513
                                                                     2008        $12.724       $7.180      63,916
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000        $10.000       $9.869           0
                                                                     2001         $9.869       $6.857           0
                                                                     2002         $6.857       $4.960         494
                                                                     2003         $4.960       $6.405         494
                                                                     2004         $6.405       $7.099         494
                                                                     2005         $7.099       $7.468       2,513
                                                                     2006         $7.468       $8.720       1,341
                                                                     2007         $8.720      $10.055       1,302
                                                                     2008        $10.055       $5.562       3,779
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000        $10.000       $9.937      13,949
                                                                     2001         $9.937       $9.175      37,059
                                                                     2002         $9.175       $7.905      42,631
                                                                     2003         $7.905      $10.283      61,916
                                                                     2004        $10.283      $11.640      72,505
                                                                     2005        $11.640      $12.192     121,814
                                                                     2006        $12.192      $14.644     108,877
                                                                     2007        $14.644      $15.434      83,752
                                                                     2008        $15.434       $8.978      69,387
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000        $10.000       $6.947       4,679
                                                                     2001         $6.947       $4.532       5,065
                                                                     2002         $4.532       $4.146      15,389
                                                                     2003         $4.146       $5.215      16,556
                                                                     2004         $5.215       $5.642      22,282
                                                                     2005         $5.642       $5.679      37,232
                                                                     2006         $5.679       $6.113      32,294
                                                                     2007         $6.113       $6.271      27,562
                                                                     2008         $6.271       $4.748      21,347
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2000        $10.000      $10.277           0
                                                                     2001        $10.277      $10.112      30,858
                                                                     2002        $10.112       $9.198      11,696
                                                                     2003         $9.198      $10.947       8,820
                                                                     2004        $10.947      $11.964      26,357
                                                                     2005        $11.964      $12.604      44,906
                                                                     2006        $12.604      $14.178      27,742
                                                                     2007        $14.178      $14.411      20,535
                                                                     2008        $14.411      $10.462      16,969

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000        $10.000      $10.759       9,069
                                                                     2001        $10.759      $11.609      38,761
                                                                     2002        $11.609      $12.065      40,119
                                                                     2003        $12.065      $12.887      61,233
                                                                     2004        $12.887      $13.356      61,127
                                                                     2005        $13.356      $13.592      81,861
                                                                     2006        $13.592      $14.150      65,971
                                                                     2007        $14.150      $14.770      64,761
                                                                     2008        $14.770      $13.249      43,751
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000        $10.000      $10.310           0
                                                                     2001        $10.310      $10.839       1,344
                                                                     2002        $10.839      $11.109       9,484
                                                                     2003        $11.109      $11.185      10,026
                                                                     2004        $11.185      $11.173      15,470
                                                                     2005        $11.173      $11.210      24,262
                                                                     2006        $11.210      $11.514      23,734
                                                                     2007        $11.514      $11.674      18,251
                                                                     2008        $11.674       $9.783      10,111
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000        $10.000      $10.267       2,122
                                                                     2001        $10.267      $10.506      24,050
                                                                     2002        $10.506      $10.485      23,607
                                                                     2003        $10.485      $10.396      27,338
                                                                     2004        $10.396      $10.328      36,878
                                                                     2005        $10.328      $10.457      36,620
                                                                     2006        $10.457      $10.775      52,665
                                                                     2007        $10.775      $11.135      46,208
                                                                     2008        $11.135      $11.235      70,987
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000        $10.000       $8.957       9,545
                                                                     2001         $8.957       $7.742       8,769
                                                                     2002         $7.742       $5.911      16,817
                                                                     2003         $5.911       $7.443      11,192
                                                                     2004         $7.443       $8.107      12,703
                                                                     2005         $8.107       $8.356      40,893
                                                                     2006         $8.356       $9.511      40,201
                                                                     2007         $9.511       $9.856      34,160
                                                                     2008         $9.856       $6.109      24,877
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000        $10.000       $9.926      52,247
                                                                     2001         $9.926       $8.780     180,367
                                                                     2002         $8.780       $7.793     105,669
                                                                     2003         $7.793       $9.690     144,775
                                                                     2004         $9.690      $10.533     117,831
                                                                     2005        $10.533      $11.238     126,554
                                                                     2006        $11.238      $12.731     111,525
                                                                     2007        $12.731      $13.621      99,969
                                                                     2008        $13.621      $10.198      89,673

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     2000        $10.000      $10.128      30,526
                                                                     2001        $10.128       $7.406      72,900
                                                                     2002         $7.406       $5.627      67,904
                                                                     2003         $5.627       $6.503      74,314
                                                                     2004         $6.503       $7.728      78,558
                                                                     2005         $7.728       $8.724      89,956
                                                                     2006         $8.724      $10.339      93,096
                                                                     2007        $10.339      $12.253      79,705
                                                                     2008        $12.253       $8.053      60,324
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000        $10.000       $9.538           0
                                                                     2001         $9.538       $5.568           0
                                                                     2002         $5.568       $5.272       6,165
                                                                     2003         $5.272       $7.771       3,790
                                                                     2004         $7.771       $9.423      11,797
                                                                     2005         $9.423      $12.424      70,216
                                                                     2006        $12.424      $16.782      72,527
                                                                     2007        $16.782      $23.213      79,423
                                                                     2008        $23.213       $9.917      98,099
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.327      11,936
                                                                     2001         $8.327       $6.961      15,170
                                                                     2002         $6.961       $4.946       6,235
                                                                     2003         $4.946       $6.086      10,156
                                                                     2004         $6.086       $6.460      26,153
                                                                     2005         $6.460       $7.362      36,554
                                                                     2006         $7.362       $7.549      34,992
                                                                     2007         $7.549       $9.063      20,902
                                                                     2008         $9.063       $4.536      17,816
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000        $10.000       $9.045       1,098
                                                                     2001         $9.045       $7.189       5,136
                                                                     2002         $7.189       $5.890       9,222
                                                                     2003         $5.890       $7.392       9,873
                                                                     2004         $7.392       $8.547      17,590
                                                                     2005         $8.547       $9.350      23,231
                                                                     2006         $9.350      $11.524      24,810
                                                                     2007        $11.524      $13.005      15,779
                                                                     2008        $13.005       $7.093      14,800

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.317         887
                                                                     2003         $7.317      $10.217       8,193
                                                                     2004        $10.217      $12.236      12,396
                                                                     2005        $12.236      $14.170      15,630
                                                                     2006        $14.170      $15.251      11,272
                                                                     2007        $15.251      $18.424      22,203
                                                                     2008        $18.424       $9.660      17,496
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000        $10.000      $10.221         361
                                                                     2001        $10.221       $9.749      11,011
                                                                     2002         $9.749       $6.911      14,736
                                                                     2003         $6.911       $9.633      17,598
                                                                     2004         $9.633      $10.872      20,113
                                                                     2005        $10.872      $12.026      61,240
                                                                     2006        $12.026      $14.297      62,775
                                                                     2007        $14.297      $15.185      65,728
                                                                     2008        $15.185       $8.781      53,200
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000        $10.000      $10.025           0
                                                                     2001        $10.025      $12.431         144
                                                                     2002        $12.431      $12.064       1,927
                                                                     2003        $12.064      $16.452       3,216
                                                                     2004        $16.452      $22.102       8,569
                                                                     2005        $22.102      $25.482      16,457
                                                                     2006        $25.482      $34.647      13,944
                                                                     2007        $34.647      $28.297       7,396
                                                                     2008        $28.297      $17.308       6,196
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.135       2,594
                                                                     2005        $11.135      $12.187       3,141
                                                                     2006        $12.187      $12.595       4,837
                                                                     2007        $12.595      $14.587       4,045
                                                                     2008        $14.587       $7.638       4,036
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002        $10.000       $8.057         205
                                                                     2003         $8.057      $10.395       8,269
                                                                     2004        $10.395      $12.057      42,824
                                                                     2005        $12.057      $12.394      91,027
                                                                     2006        $12.394      $14.195      85,371
                                                                     2007        $14.195      $13.694      79,601
                                                                     2008        $13.694       $8.676      61,204
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.121      14,669
                                                                     2001         $8.121       $5.479      16,442
                                                                     2002         $5.479       $3.643      20,987
                                                                     2003         $3.643       $4.570      38,535
                                                                     2004         $4.570       $4.817      70,463
                                                                     2005         $4.817       $5.121     119,379
                                                                     2006         $5.121       $5.188      94,371
                                                                     2007         $5.188       $5.976      84,339
                                                                     2008         $5.976       $3.002      76,746

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000        $10.000       $9.895           0
                                                                     2001         $9.895       $6.253         475
                                                                     2002         $6.253       $4.659       1,687
                                                                     2003         $4.659       $5.943       2,161
                                                                     2004         $5.943       $6.241      17,146
                                                                     2005         $6.241       $6.691      18,156
                                                                     2006         $6.691       $7.005      20,083
                                                                     2007         $7.005       $7.728      10,367
                                                                     2008         $7.728       $4.377       8,207
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000        $10.000       $8.313         101
                                                                     2001         $8.313       $7.159          99
                                                                     2002         $7.159       $4.917       3,349
                                                                     2003         $4.917       $6.057       3,370
                                                                     2006        $10.000      $10.804       5,693
                                                                     2007        $10.804      $11.503       5,461
                                                                     2008        $11.503       $7.916       2,527
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.826           0
                                                                     2005        $10.826      $11.475      12,449
                                                                     2006        $11.475      $12.572      13,121
                                                                     2007        $12.572      $13.564       9,875
                                                                     2008        $13.564       $9.549       8,573
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000        $10.000       $9.927           0
                                                                     2001         $9.927       $6.153           0
                                                                     2002         $6.153       $4.246           0
                                                                     2003         $4.246       $5.633           0
                                                                     2004         $5.633       $6.354      10,400
                                                                     2005         $6.354       $6.987      23,815
                                                                     2006         $6.987       $6.796      27,978
                                                                     2007         $6.796       $7.541      17,791
                                                                     2008         $7.541       $4.263      11,650
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000        $10.000      $10.359           0
                                                                     2001        $10.359      $10.092       6,026
                                                                     2002        $10.092       $7.727      12,958
                                                                     2003         $7.727      $10.060      19,313
                                                                     2004        $10.060      $11.020      22,522
                                                                     2005        $11.020      $11.353      59,040
                                                                     2006        $11.353      $13.081      52,134
                                                                     2007        $13.081      $13.509      37,570
                                                                     2008        $13.509       $7.891      36,758

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000        $10.000       $7.971       1,954
                                                                     2001         $7.971       $6.484       3,244
                                                                     2002         $6.484       $4.416       3,632
                                                                     2003         $4.416       $5.366       5,179
                                                                     2004         $5.366       $5.726       4,621
                                                                     2005         $5.726       $6.477       9,752
                                                                     2006         $6.477       $6.339      14,317
                                                                     2007         $6.339       $7.093      11,209
                                                                     2008         $7.093       $4.204      16,812
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.701           0
                                                                     2005        $10.701      $10.888       1,451
                                                                     2006        $10.888      $11.728       1,462
                                                                     2007        $11.728      $11.864       1,479
                                                                     2008        $11.864       $8.953       2,799
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.246       5,173
                                                                     2005        $11.246      $11.254      13,076
                                                                     2006        $11.254      $13.106      19,241
                                                                     2007        $13.106      $13.392      15,465
                                                                     2008        $13.392       $9.278      13,565
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005        $10.000      $11.339           0
                                                                     2006        $11.339      $13.065      17,519
                                                                     2007        $13.065      $12.560      28,261
                                                                     2008        $12.560       $8.286      26,621
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.957       1,650
                                                                     2005        $10.957      $11.930      24,837
                                                                     2006        $11.930      $13.911      27,846
                                                                     2007        $13.911      $14.176      26,279
                                                                     2008        $14.176       $8.781      22,201
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.525         351
                                                                     2005        $11.525      $12.505      30,728
                                                                     2006        $12.505      $14.958      24,011
                                                                     2007        $14.958      $17.008      29,948
                                                                     2008        $17.008       $9.988      28,213

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                       OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000        $10.000      $10.225           0
                                                                     2001        $10.225       $9.729       1,234
                                                                     2002         $9.729       $7.763       2,855
                                                                     2003         $7.763       $9.739       3,109
                                                                     2004         $9.739      $10.658       7,921
                                                                     2005        $10.658      $11.047      22,040
                                                                     2006        $11.047      $12.612      21,435
                                                                     2007        $12.612      $11.670      17,489
                                                                     2008        $11.670       $7.046       6,035
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000        $10.000      $10.316           0
                                                                     2001        $10.316       $7.042         820
                                                                     2002         $7.042       $5.710       2,127
                                                                     2003         $5.710       $7.228       2,104
                                                                     2004         $7.228       $8.272      14,061
                                                                     2005         $8.272       $9.142      27,526
                                                                     2006         $9.142      $11.500      24,109
                                                                     2007        $11.500      $12.273      30,068
                                                                     2008        $12.273       $6.775      27,932
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.299       1,942
                                                                     2003         $7.299      $10.759       1,625
                                                                     2004        $10.759      $13.374         701
                                                                     2005        $13.374      $14.099         701
                                                                     2006        $14.099      $16.289         701
                                                                     2007        $16.289      $14.002         701
                                                                     2008        $14.002       $8.362         462
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000        $10.000       $8.109         482
                                                                     2001         $8.109       $6.196       1,050
                                                                     2002         $6.196       $4.483       3,471
                                                                     2003         $4.483       $5.516       6,470
                                                                     2004         $5.516       $5.706      20,971
                                                                     2005         $5.706       $5.940      29,031
                                                                     2006         $5.940       $6.169      28,932
                                                                     2007         $6.169       $6.411      18,038
                                                                     2008         $6.411       $3.976      18,028



* Contracts with the Longevity Reward Rider with the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000       $10.000      $10.130            0
                                                                     2001       $10.130       $7.135       12,656
                                                                     2002        $7.135       $5.437       12,653
                                                                     2003        $5.437       $6.748       12,649
                                                                     2004        $6.748       $7.489        5,903
                                                                     2005        $7.489       $9.083        7,843
                                                                     2006        $9.083       $9.645       12,018
                                                                     2007        $9.645      $11.363        3,394
                                                                     2008       $11.363       $5.722        3,393
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.496            0
                                                                     2001       $10.496       $9.796       55,801
                                                                     2002        $9.796       $7.908       65,323
                                                                     2003        $7.908       $9.958       53,149
                                                                     2004        $9.958      $10.634       42,195
                                                                     2005       $10.634      $11.058       25,782
                                                                     2006       $11.058      $12.096       10,598
                                                                     2007       $12.096      $12.412        4,911
                                                                     2008       $12.412       $7.779        2,501
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000       $10.000      $10.128            0
                                                                     2001       $10.128       $7.292      109,861
                                                                     2002        $7.292       $5.657      109,820
                                                                     2003        $5.657       $6.840       93,305
                                                                     2004        $6.840       $7.486       64,110
                                                                     2005        $7.486       $8.709       35,753
                                                                     2006        $8.709       $8.934       14,913
                                                                     2007        $8.934      $10.515        8,669
                                                                     2008       $10.515       $5.422        8,174

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000       $10.000      $10.401            0
                                                                     2001       $10.401       $8.422       15,831
                                                                     2002        $8.422       $6.521       17,262
                                                                     2003        $6.521       $8.285       19,778
                                                                     2004        $8.285       $9.196       11,690
                                                                     2005        $9.196       $9.842       10,945
                                                                     2006        $9.842      $12.619        7,008
                                                                     2007       $12.619      $14.362        4,079
                                                                     2008       $14.362       $8.102        3,548
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000       $10.000       $9.869            0
                                                                     2001        $9.869       $7.450            0
                                                                     2002        $7.450       $5.808        4,767
                                                                     2003        $5.808       $7.499        4,766
                                                                     2004        $7.499       $8.309        4,765
                                                                     2005        $8.309       $8.738            0
                                                                     2006        $8.738      $10.200            0
                                                                     2007       $10.200      $11.758            0
                                                                     2008       $11.758       $6.502            0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.320            0
                                                                     2001       $10.320       $9.525        7,798
                                                                     2002        $9.525       $8.204        7,793
                                                                     2003        $8.204      $10.669       11,703
                                                                     2004       $10.669      $12.074        3,941
                                                                     2005       $12.074      $12.642        4,222
                                                                     2006       $12.642      $15.180        2,054
                                                                     2007       $15.180      $15.995        2,048
                                                                     2008       $15.995       $9.301          296
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000       $10.000       $9.543            0
                                                                     2001        $9.543       $6.224        9,421
                                                                     2002        $6.224       $5.691        8,884
                                                                     2003        $5.691       $7.158        7,761
                                                                     2004        $7.158       $7.741          696
                                                                     2005        $7.741       $7.789        1,189
                                                                     2006        $7.789       $8.382          681
                                                                     2007        $8.382       $8.597          680
                                                                     2008        $8.597       $6.507          679
Morgan Stanley VIS Income Builder Portfolio--Class X
-------------------------------------------------------------------------------------------------------------------
                                                                     2000       $10.000      $10.278            0
                                                                     2001       $10.278      $10.352        2,625
                                                                     2002       $10.352       $9.414          238
                                                                     2003        $9.414      $11.201          238
                                                                     2004       $11.201      $12.237          237
                                                                     2005       $12.237      $12.888          237
                                                                     2006       $12.888      $14.493          237
                                                                     2007       $14.493      $14.727            0
                                                                     2008       $14.727      $10.688            0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000       $10.000      $10.018            0
                                                                     2001       $10.018      $10.807       34,608
                                                                     2002       $10.807      $11.228       24,930
                                                                     2003       $11.228      $11.989       24,246
                                                                     2004       $11.989      $12.421       21,972
                                                                     2005       $12.421      $12.638       11,928
                                                                     2006       $12.638      $13.152       11,360
                                                                     2007       $13.152      $13.724        8,483
                                                                     2008       $13.724      $12.307        8,482
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000       $10.000      $10.010            0
                                                                     2001       $10.010      $10.515        1,041
                                                                     2002       $10.515      $10.773          841
                                                                     2003       $10.773      $10.844        1,001
                                                                     2004       $10.844      $10.829            0
                                                                     2005       $10.829      $10.862            0
                                                                     2006       $10.862      $11.153            0
                                                                     2007       $11.153      $11.304            0
                                                                     2008       $11.304       $9.471            0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000       $10.000      $10.017            0
                                                                     2001       $10.017      $10.247       22,571
                                                                     2002       $10.247      $10.225       29,440
                                                                     2003       $10.225      $10.135       19,771
                                                                     2004       $10.135      $10.065       13,483
                                                                     2005       $10.065      $10.187       11,621
                                                                     2006       $10.187      $10.494       11,352
                                                                     2007       $10.494      $10.841           49
                                                                     2008       $10.841      $10.936           49
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000       $10.000       $9.979            0
                                                                     2001        $9.979       $8.622        7,168
                                                                     2002        $8.622       $6.581        8,291
                                                                     2003        $6.581       $8.284       12,326
                                                                     2004        $8.284       $9.021       12,307
                                                                     2005        $9.021       $9.295       12,290
                                                                     2006        $9.295      $10.576       11,965
                                                                     2007       $10.576      $10.957       10,072
                                                                     2008       $10.957       $6.789       10,067
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000       $10.000      $10.072            0
                                                                     2001       $10.072       $8.907       38,063
                                                                     2002        $8.907       $7.902       25,869
                                                                     2003        $7.902       $9.823       20,237
                                                                     2004        $9.823      $10.675       16,794
                                                                     2005       $10.675      $11.386        4,986
                                                                     2006       $11.386      $12.895        4,023
                                                                     2007       $12.895      $13.792        3,067
                                                                     2008       $13.792      $10.323          714

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45




                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     2000       $10.000      $10.140            0
                                                                     2001       $10.140       $7.413       38,052
                                                                     2002        $7.413       $5.630       34,088
                                                                     2003        $5.630       $6.504       33,975
                                                                     2004        $6.504       $7.728       17,973
                                                                     2005        $7.728       $8.721        8,199
                                                                     2006        $8.721      $10.332        6,810
                                                                     2007       $10.332      $12.242           77
                                                                     2008       $12.242       $8.043           76
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000       $10.000       $9.538            0
                                                                     2001        $9.538       $8.781            0
                                                                     2002        $8.781       $7.877            0
                                                                     2003        $7.877      $11.608            0
                                                                     2004       $11.608      $14.072            0
                                                                     2005       $14.072      $18.547            0
                                                                     2006       $18.547      $25.045            0
                                                                     2007       $25.045      $34.633            0
                                                                     2008       $34.633      $14.790            0
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.829            0
                                                                     2001        $9.829       $8.215       10,841
                                                                     2002        $8.215       $5.835       10,836
                                                                     2003        $5.835       $7.177       14,407
                                                                     2004        $7.177       $7.616       10,827
                                                                     2005        $7.616       $8.677       10,823
                                                                     2006        $8.677       $8.895       10,820
                                                                     2007        $8.895      $10.676       10,817
                                                                     2008       $10.676       $5.341       10,812
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000       $10.000      $10.199            0
                                                                     2001       $10.199       $8.104        1,531
                                                                     2002        $8.104       $6.638        1,557
                                                                     2003        $6.638       $8.328        1,483
                                                                     2004        $8.328       $9.626            0
                                                                     2005        $9.626      $10.527        6,953
                                                                     2006       $10.527      $12.971        6,952
                                                                     2007       $12.971      $14.634        6,951
                                                                     2008       $14.634       $7.978        6,949

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45




                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.316        1,281
                                                                     2003        $7.316      $10.212        2,965
                                                                     2004       $10.212      $12.227        2,964
                                                                     2005       $12.227      $14.154        1,682
                                                                     2006       $14.154      $15.230        1,682
                                                                     2007       $15.230      $18.393        1,681
                                                                     2008       $18.393       $9.640        1,680
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.320            0
                                                                     2001       $10.320       $9.841        2,487
                                                                     2002        $9.841       $6.974        2,457
                                                                     2003        $6.974       $9.717        2,439
                                                                     2004        $9.717      $10.964        2,416
                                                                     2005       $10.964      $12.124        2,395
                                                                     2006       $12.124      $14.409        2,490
                                                                     2007       $14.409      $15.300          533
                                                                     2008       $15.300       $8.844          533
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000       $10.000      $10.025            0
                                                                     2001       $10.025      $10.842          195
                                                                     2002       $10.842      $10.519          332
                                                                     2003       $10.519      $14.340          331
                                                                     2004       $14.340      $19.259          331
                                                                     2005       $19.259      $22.197          330
                                                                     2006       $22.197      $30.172          330
                                                                     2007       $30.172      $24.635          136
                                                                     2008       $24.635      $15.063          136
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.133            0
                                                                     2005       $11.133      $12.179            0
                                                                     2006       $12.179      $12.583            0
                                                                     2007       $12.583      $14.569            0
                                                                     2008       $14.569       $7.626            0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.055        6,585
                                                                     2003        $8.055      $10.390        6,583
                                                                     2004       $10.390      $12.047        4,292
                                                                     2005       $12.047      $12.380        8,965
                                                                     2006       $12.380      $14.175        8,963
                                                                     2007       $14.175      $13.671        8,952
                                                                     2008       $13.671       $8.659        8,950
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.839            0
                                                                     2001        $9.839       $6.636        9,781
                                                                     2002        $6.636       $4.411        9,938
                                                                     2003        $4.411       $5.531        9,901
                                                                     2004        $5.531       $5.829        7,304
                                                                     2005        $5.829       $6.195        3,221
                                                                     2006        $6.195       $6.274        3,220
                                                                     2007        $6.274       $7.225            0
                                                                     2008        $7.225       $3.629            0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45




                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $9.896            0
                                                                     2001        $9.896       $7.601            0
                                                                     2002        $7.601       $5.567            0
                                                                     2003        $5.567       $7.099            0
                                                                     2004        $7.099       $7.453            0
                                                                     2005        $7.453       $7.988            0
                                                                     2006        $7.988       $8.361            0
                                                                     2007        $8.361       $9.220            0
                                                                     2008        $9.220       $5.221            0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000       $10.000      $10.159            0
                                                                     2001       $10.159       $8.745            0
                                                                     2002        $8.745       $6.005            0
                                                                     2003        $6.005       $7.396            0
                                                                     2006       $10.000      $10.802            0
                                                                     2007       $10.802      $11.497            0
                                                                     2008       $11.497       $7.909            0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.824            0
                                                                     2005       $10.824      $11.468            0
                                                                     2006       $11.468      $12.562          197
                                                                     2007       $12.562      $13.549          197
                                                                     2008       $13.549       $9.535          197
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $9.928            0
                                                                     2001        $9.928       $7.642            0
                                                                     2002        $7.642       $5.271            0
                                                                     2003        $5.271       $6.991            0
                                                                     2004        $6.991       $7.883            0
                                                                     2005        $7.883       $8.666            0
                                                                     2006        $8.666       $8.427            0
                                                                     2007        $8.427       $9.347            0
                                                                     2008        $9.347       $5.283            0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000      $10.359            0
                                                                     2001       $10.359      $10.214       15,086
                                                                     2002       $10.214       $7.818        5,823
                                                                     2003        $7.818      $10.175        8,822
                                                                     2004       $10.175      $11.143        6,961
                                                                     2005       $11.143      $11.476        6,825
                                                                     2006       $11.476      $13.220        2,849
                                                                     2007       $13.220      $13.648            1
                                                                     2008       $13.648       $7.969            1

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45




                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $9.808            0
                                                                     2001        $9.808       $8.110            0
                                                                     2002        $8.110       $5.431       15,221
                                                                     2003        $5.431       $6.597       19,513
                                                                     2004        $6.597       $7.038        4,292
                                                                     2005        $7.038       $7.958        4,291
                                                                     2006        $7.958       $7.786            0
                                                                     2007        $7.786       $8.709            0
                                                                     2008        $8.709       $5.160            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.698            0
                                                                     2005       $10.698      $10.882            0
                                                                     2006       $10.882      $11.719            0
                                                                     2007       $11.719      $11.851            0
                                                                     2008       $11.851       $8.941            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.243            0
                                                                     2005       $11.243      $11.248            0
                                                                     2006       $11.248      $13.095          740
                                                                     2007       $13.095      $13.377          739
                                                                     2008       $13.377       $9.265          739
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.336            0
                                                                     2006       $11.336      $13.058          192
                                                                     2007       $13.058      $12.550          192
                                                                     2008       $12.550       $8.277          192
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.955            0
                                                                     2005       $10.955      $11.924            0
                                                                     2006       $11.924      $13.899        1,065
                                                                     2007       $13.899      $14.161        1,064
                                                                     2008       $14.161       $8.769        1,063
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.522            0
                                                                     2005       $11.522      $12.498          311
                                                                     2006       $12.498      $14.946          310
                                                                     2007       $14.946      $16.989          305
                                                                     2008       $16.989       $9.973          305

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45




                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.226            0
                                                                     2001       $10.226       $9.424        2,533
                                                                     2002        $9.424       $7.517        2,440
                                                                     2003        $7.517       $9.428        2,353
                                                                     2004        $9.428      $10.315        1,973
                                                                     2005       $10.315      $10.687          273
                                                                     2006       $10.687      $12.198            0
                                                                     2007       $12.198      $11.284            0
                                                                     2008       $11.284       $6.811            0
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000      $10.316            0
                                                                     2001       $10.316       $8.063        1,298
                                                                     2002        $8.063       $6.536        1,297
                                                                     2003        $6.536       $8.272        1,297
                                                                     2004        $8.272       $9.464        1,297
                                                                     2005        $9.464      $10.455        1,297
                                                                     2006       $10.455      $13.148        2,274
                                                                     2007       $13.148      $14.028          977
                                                                     2008       $14.028       $7.742          977
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.298        2,080
                                                                     2003        $7.298      $10.753        2,080
                                                                     2004       $10.753      $13.364            0
                                                                     2005       $13.364      $14.084            0
                                                                     2006       $14.084      $16.266            0
                                                                     2007       $16.266      $13.978            0
                                                                     2008       $13.978       $8.345            0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $9.818            0
                                                                     2001        $9.818       $7.561        1,587
                                                                     2002        $7.561       $5.469        1,690
                                                                     2003        $5.469       $6.727        1,643
                                                                     2004        $6.727       $6.956          540
                                                                     2005        $6.956       $7.240          516
                                                                     2006        $7.240       $7.516            0
                                                                     2007        $7.516       $7.808            0
                                                                     2008        $7.808       $4.841            0



* Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                   2000       $10.000      $10.129           0
                                                                   2001       $10.129       $6.605           0
                                                                   2002        $6.605       $4.941           0
                                                                   2003        $4.941       $6.131           0
                                                                   2004        $6.131       $6.802           0
                                                                   2005        $6.802       $8.247           0
                                                                   2006        $8.247       $8.755           0
                                                                   2007        $8.755      $10.311           0
                                                                   2008       $10.311       $5.190           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.495           0
                                                                   2001       $10.495       $9.726       1,066
                                                                   2002        $9.726       $7.849      11,886
                                                                   2003        $7.849       $9.881      14,734
                                                                   2004        $9.881      $10.549      14,673
                                                                   2005       $10.549      $10.966       8,993
                                                                   2006       $10.966      $11.992       2,466
                                                                   2007       $11.992      $12.302       2,466
                                                                   2008       $12.302       $7.707       1,807
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                   2000       $10.000      $10.128           0
                                                                   2001       $10.128       $6.674       5,104
                                                                   2002        $6.674       $5.176      16,549
                                                                   2003        $5.176       $6.256      13,735
                                                                   2004        $6.256       $6.844      11,088
                                                                   2005        $6.844       $7.961      11,110
                                                                   2006        $7.961       $8.164       5,293
                                                                   2007        $8.164       $9.606       4,303
                                                                   2008        $9.606       $4.952       4,172

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                   2000       $10.000      $10.401           0
                                                                   2001       $10.401       $8.363       2,012
                                                                   2002        $8.363       $6.473       7,417
                                                                   2003        $6.473       $8.222      10,658
                                                                   2004        $8.222       $9.124       9,910
                                                                   2005        $9.124       $9.762       4,520
                                                                   2006        $9.762      $12.512       2,473
                                                                   2007       $12.512      $14.235       1,531
                                                                   2008       $14.235       $8.029       1,523
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                   2000       $10.000       $9.870           0
                                                                   2001        $9.870       $7.368           0
                                                                   2002        $7.368       $5.324           0
                                                                   2003        $5.324       $6.872       1,557
                                                                   2004        $6.872       $7.612       1,557
                                                                   2005        $7.612       $8.002       1,557
                                                                   2006        $8.002       $9.339         954
                                                                   2007        $9.339      $10.762         954
                                                                   2008       $10.762       $5.950           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.319           0
                                                                   2001       $10.319       $9.925           0
                                                                   2002        $9.925       $8.171       8,755
                                                                   2003        $8.171      $10.623       7,222
                                                                   2004       $10.623      $12.018       8,185
                                                                   2005       $12.018      $12.580       3,620
                                                                   2006       $12.580      $15.100       2,891
                                                                   2007       $15.100      $15.906       2,891
                                                                   2008       $15.906       $9.247         735
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                   2000       $10.000       $9.540           0
                                                                   2001        $9.540       $6.486           0
                                                                   2002        $6.486       $4.983           0
                                                                   2003        $4.983       $6.264       1,888
                                                                   2004        $6.264       $6.773       1,886
                                                                   2005        $6.773       $6.813       1,884
                                                                   2006        $6.813       $7.329       1,883
                                                                   2007        $7.329       $7.515         594
                                                                   2008        $7.515       $5.686         594
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                   2000       $10.000      $10.277           0
                                                                   2001       $10.277      $10.258           0
                                                                   2002       $10.258       $9.176           0
                                                                   2003        $9.176      $10.915           0
                                                                   2004       $10.915      $11.922           0
                                                                   2005       $11.922      $12.552           0
                                                                   2006       $12.552      $14.111           0
                                                                   2007       $14.111      $14.334           0
                                                                   2008       $14.334      $10.400           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                   2000       $10.000      $10.018           0
                                                                   2001       $10.018      $11.011           0
                                                                   2002       $11.011      $11.651       3,384
                                                                   2003       $11.651      $12.437       8,083
                                                                   2004       $12.437      $12.882           0
                                                                   2005       $12.882      $13.102           0
                                                                   2006       $13.102      $13.632           0
                                                                   2007       $13.632      $14.220           0
                                                                   2008       $14.220      $12.748           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                   2000       $10.000      $10.007           0
                                                                   2001       $10.007      $10.418           0
                                                                   2002       $10.418      $10.856           0
                                                                   2003       $10.856      $10.924           0
                                                                   2004       $10.924      $10.906           0
                                                                   2005       $10.906      $10.936           0
                                                                   2006       $10.936      $11.226           0
                                                                   2007       $11.226      $11.374           0
                                                                   2008       $11.374       $9.526           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                   2000       $10.000      $10.017           0
                                                                   2001       $10.017      $10.264           0
                                                                   2002       $10.264      $10.272       2,635
                                                                   2003       $10.272      $10.179       2,632
                                                                   2004       $10.179      $10.106         848
                                                                   2005       $10.106      $10.226         848
                                                                   2006       $10.226      $10.530       1,100
                                                                   2007       $10.530      $10.875         505
                                                                   2008       $10.875      $10.967         505
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                   2000       $10.000       $9.978           0
                                                                   2001        $9.978       $8.232           0
                                                                   2002        $8.232       $6.072           0
                                                                   2003        $6.072       $7.641           0
                                                                   2004        $7.641       $8.318           0
                                                                   2005        $8.318       $8.568           0
                                                                   2006        $8.568       $9.746           0
                                                                   2007        $9.746      $10.095           0
                                                                   2008       $10.095       $6.253           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                   2000       $10.000      $10.071           0
                                                                   2001       $10.071       $8.466       2,056
                                                                   2002        $8.466       $7.509       3,712
                                                                   2003        $7.509       $9.331      20,526
                                                                   2004        $9.331      $10.138       5,142
                                                                   2005       $10.138      $10.810       5,142
                                                                   2006       $10.810      $12.239       2,593
                                                                   2007       $12.239      $13.086       2,593
                                                                   2008       $13.086       $9.792         828

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                   2000       $10.000      $10.139           0
                                                                   2001       $10.139       $7.325           0
                                                                   2002        $7.325       $5.562       2,297
                                                                   2003        $5.562       $6.424       2,297
                                                                   2004        $6.424       $7.630       2,297
                                                                   2005        $7.630       $8.608       2,297
                                                                   2006        $8.608      $10.195           0
                                                                   2007       $10.195      $12.076           0
                                                                   2008       $12.076       $7.931           0
-----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                   2000       $10.000       $9.538           0
                                                                   2001        $9.538       $7.320           0
                                                                   2002        $7.320       $6.924           0
                                                                   2003        $6.924      $10.201         872
                                                                   2004       $10.201      $12.362         872
                                                                   2005       $12.362      $16.288         872
                                                                   2006       $16.288      $21.989         745
                                                                   2007       $21.989      $30.397         745
                                                                   2008       $30.397      $12.978           0
-----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.829           0
                                                                   2001        $9.829       $7.204           0
                                                                   2002        $7.204       $5.094         699
                                                                   2003        $5.094       $6.264         698
                                                                   2004        $6.264       $6.645         696
                                                                   2005        $6.645       $7.568         695
                                                                   2006        $7.568       $7.756           0
                                                                   2007        $7.756       $9.306           0
                                                                   2008        $9.306       $4.654           0
-----------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                   2000       $10.000      $10.199           0
                                                                   2001       $10.199       $8.410           0
                                                                   2002        $8.410       $6.399           0
                                                                   2003        $6.399       $8.026       7,117
                                                                   2004        $8.026       $9.274           0
                                                                   2005        $9.274      $10.140         237
                                                                   2006       $10.140      $12.490         215
                                                                   2007       $12.490      $14.087           0
                                                                   2008       $14.087       $7.678           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                   2002       $10.000       $7.314           0
                                                                   2003        $7.314      $10.207           0
                                                                   2004       $10.207      $12.217           0
                                                                   2005       $12.217      $14.139           0
                                                                   2006       $14.139      $15.209           0
                                                                   2007       $15.209      $18.362           0
                                                                   2008       $18.362       $9.621           0
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                   2000       $10.000      $10.319           0
                                                                   2001       $10.319       $9.486           0
                                                                   2002        $9.486       $6.642         326
                                                                   2003        $6.642       $9.252      12,477
                                                                   2004        $9.252      $10.436       1,243
                                                                   2005       $10.436      $11.537       1,242
                                                                   2006       $11.537      $13.707         918
                                                                   2007       $13.707      $14.550         918
                                                                   2008       $14.550       $8.408           0
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                   2000       $10.000      $10.025           0
                                                                   2001       $10.025      $11.993           0
                                                                   2002       $11.993      $11.272           0
                                                                   2003       $11.272      $15.363         114
                                                                   2004       $15.363      $20.626         104
                                                                   2005       $20.626      $23.766         111
                                                                   2006       $23.766      $32.296         102
                                                                   2007       $32.296      $26.360          83
                                                                   2008       $26.360      $16.113          88
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                   2004       $10.000      $11.131           0
                                                                   2005       $11.131      $12.173           0
                                                                   2006       $12.173      $12.573           0
                                                                   2007       $12.573      $14.552           0
                                                                   2008       $14.552       $7.615           0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                   2002       $10.000       $8.054           0
                                                                   2003        $8.054      $10.385      11,512
                                                                   2004       $10.385      $12.037       7,659
                                                                   2005       $12.037      $12.367       2,229
                                                                   2006       $12.367      $14.156       2,251
                                                                   2007       $14.156      $13.648       2,072
                                                                   2008       $13.648       $8.642         579
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.838           0
                                                                   2001        $9.838       $5.763           0
                                                                   2002        $5.763       $3.635         583
                                                                   2003        $3.635       $4.557         581
                                                                   2004        $4.557       $4.801         580
                                                                   2005        $4.801       $5.101         579
                                                                   2006        $5.101       $5.164           0
                                                                   2007        $5.164       $5.945           0
                                                                   2008        $5.945       $2.985           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                   2000       $10.000       $9.895           0
                                                                   2001        $9.895       $6.326           0
                                                                   2002        $6.326       $4.631           0
                                                                   2003        $4.631       $5.905           0
                                                                   2004        $5.905       $6.197           0
                                                                   2005        $6.197       $6.639         356
                                                                   2006        $6.639       $6.947         908
                                                                   2007        $6.947       $7.659         541
                                                                   2008        $7.659       $4.336           0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                   2000       $10.000      $10.158           0
                                                                   2001       $10.158       $8.320           0
                                                                   2002        $8.320       $5.558           0
                                                                   2003        $5.558       $6.843           0
                                                                   2006       $10.000      $10.800           0
                                                                   2007       $10.800      $11.491           0
                                                                   2008       $11.491       $7.903           0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                   2004       $10.000      $10.821           0
                                                                   2005       $10.821      $11.462          72
                                                                   2006       $11.462      $12.552          73
                                                                   2007       $12.552      $13.534           0
                                                                   2008       $13.534       $9.522           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                   2000       $10.000       $9.927           0
                                                                   2001        $9.927       $6.819           0
                                                                   2002        $6.819       $4.701           0
                                                                   2003        $4.701       $6.233       1,083
                                                                   2004        $6.233       $7.027       1,009
                                                                   2005        $7.027       $7.722           0
                                                                   2006        $7.722       $7.507           0
                                                                   2007        $7.507       $8.325           0
                                                                   2008        $8.325       $4.703           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                   2000       $10.000      $10.359           0
                                                                   2001       $10.359       $9.801       1,014
                                                                   2002        $9.801       $7.499       1,014
                                                                   2003        $7.499       $9.757       1,014
                                                                   2004        $9.757      $10.682       2,097
                                                                   2005       $10.682      $10.998       1,014
                                                                   2006       $10.998      $12.665           0
                                                                   2007       $12.665      $13.071           0
                                                                   2008       $13.071       $7.630           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                   2000       $10.000       $9.807           0
                                                                   2001        $9.807       $7.305           0
                                                                   2002        $7.305       $4.890           0
                                                                   2003        $4.890       $5.939           0
                                                                   2004        $5.939       $6.333           0
                                                                   2005        $6.333       $7.160           0
                                                                   2006        $7.160       $7.003           0
                                                                   2007        $7.003       $7.831           0
                                                                   2008        $7.831       $4.638           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                   2004       $10.000      $10.696           0
                                                                   2005       $10.696      $10.877           0
                                                                   2006       $10.877      $11.709           0
                                                                   2007       $11.709      $11.838           0
                                                                   2008       $11.838       $8.928           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                   2004       $10.000      $11.241           0
                                                                   2005       $11.241      $11.242           0
                                                                   2006       $11.242      $13.085           0
                                                                   2007       $13.085      $13.362           0
                                                                   2008       $13.362       $9.252           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                   2005       $10.000      $11.334          73
                                                                   2006       $11.334      $13.052          70
                                                                   2007       $13.052      $12.540           0
                                                                   2008       $12.540       $8.268           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                   2004       $10.000      $10.953           0
                                                                   2005       $10.953      $11.918           0
                                                                   2006       $11.918      $13.888           0
                                                                   2007       $13.888      $14.145           0
                                                                   2008       $14.145       $8.756           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                   2004       $10.000      $11.520           0
                                                                   2005       $11.520      $12.492           0
                                                                   2006       $12.492      $14.934           0
                                                                   2007       $14.934      $16.970           0
                                                                   2008       $16.970       $9.959           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                   2000       $10.000      $10.225           0
                                                                   2001       $10.225       $9.282       1,039
                                                                   2002        $9.282       $7.402       1,547
                                                                   2003        $7.402       $9.281       1,546
                                                                   2004        $9.281      $10.150       1,545
                                                                   2005       $10.150      $10.514       1,544
                                                                   2006       $10.514      $11.997           0
                                                                   2007       $11.997      $11.094           0
                                                                   2008       $11.094       $6.694           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                   2000       $10.000      $10.316           0
                                                                   2001       $10.316       $8.217           0
                                                                   2002        $8.217       $6.296         451
                                                                   2003        $6.296       $7.965         450
                                                                   2004        $7.965       $9.110         449
                                                                   2005        $9.110      $10.062         448
                                                                   2006       $10.062      $12.650           0
                                                                   2007       $12.650      $13.493           0
                                                                   2008       $13.493       $7.444           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                   2002       $10.000       $7.296           0
                                                                   2003        $7.296      $10.748         172
                                                                   2004       $10.748      $13.353         147
                                                                   2005       $13.353      $14.069         143
                                                                   2006       $14.069      $16.244         148
                                                                   2007       $16.244      $13.954         150
                                                                   2008       $13.954       $8.329         187
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                   2000       $10.000       $9.817           0
                                                                   2001        $9.817       $7.100           0
                                                                   2002        $7.100       $4.859           0
                                                                   2003        $4.859       $5.975           0
                                                                   2004        $5.975       $6.177           0
                                                                   2005        $6.177       $6.427           0
                                                                   2006        $6.427       $6.670           0
                                                                   2007        $6.670       $6.927           0
                                                                   2008        $6.927       $4.294           0



* Contracts with the Longevity Reward Rider with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     1999       $10.000      $14.454       458,487
                                                                     2000       $14.454      $13.980     1,751,421
                                                                     2001       $13.980       $9.842     1,396,166
                                                                     2002        $9.842       $7.497     1,100,322
                                                                     2003        $7.497       $9.302       936,114
                                                                     2004        $9.302      $10.319       786,828
                                                                     2005       $10.319      $12.510       692,992
                                                                     2006       $12.510      $13.279       558,156
                                                                     2007       $13.279      $15.638       369,913
                                                                     2008       $15.638       $7.871       256,091
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     1999       $36.031      $34.614     1,434,477
                                                                     2000       $34.614      $35.877     1,488,899
                                                                     2001       $35.877      $33.471     1,469,841
                                                                     2002       $33.471      $27.009     1,236,385
                                                                     2003       $27.009      $33.997     1,146,502
                                                                     2004       $33.997      $36.292     1,026,499
                                                                     2005       $36.292      $37.724       774,588
                                                                     2006       $37.724      $41.250       552,084
                                                                     2007       $41.250      $42.310       391,679
                                                                     2008       $42.310      $26.504       320,829
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     1999       $49.060      $76.581       950,293
                                                                     2000       $76.581      $55.067     1,396,798
                                                                     2001       $55.067      $47.549     1,180,919
                                                                     2002       $47.549      $36.870       963,009
                                                                     2003       $36.870      $44.564       862,396
                                                                     2004       $44.564      $48.750       708,400
                                                                     2005       $48.750      $56.695       548,534
                                                                     2006       $56.695      $58.138       391,964
                                                                     2007       $58.138      $68.396       273,298
                                                                     2008       $68.396      $35.256       220,235

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     1999       $33.452      $42.510       392,050
                                                                     2000       $42.510      $39.785       635,143
                                                                     2001       $39.785      $32.201       508,808
                                                                     2002       $32.201      $24.923       439,161
                                                                     2003       $24.923      $31.651       389,513
                                                                     2004       $31.651      $35.120       334,106
                                                                     2005       $35.120      $37.572       256,371
                                                                     2006       $37.572      $48.153       191,573
                                                                     2007       $48.153      $54.780       139,659
                                                                     2008       $54.780      $30.892       112,440
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     1999        $9.714      $12.130       489,657
                                                                     2000       $12.130       $9.864       810,537
                                                                     2001        $9.864       $7.443       635,032
                                                                     2002        $7.443       $5.801       477,241
                                                                     2003        $5.801       $7.486       416,584
                                                                     2004        $7.486       $8.292       324,955
                                                                     2005        $8.292       $8.716       257,313
                                                                     2006        $8.716      $10.170       197,125
                                                                     2007       $10.170      $11.719       152,112
                                                                     2008       $11.719       $6.478       127,593
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     1999       $16.794      $18.951       488,336
                                                                     2000       $18.951      $18.188       611,375
                                                                     2001       $18.188      $16.781       578,485
                                                                     2002       $16.781      $14.449       527,173
                                                                     2003       $14.449      $18.782       499,186
                                                                     2004       $18.782      $21.246       511,112
                                                                     2005       $21.246      $22.237       436,822
                                                                     2006       $22.237      $26.690       307,136
                                                                     2007       $26.690      $28.112       207,958
                                                                     2008       $28.112      $16.341       175,964
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     1999       $24.176      $23.477       290,136
                                                                     2000       $23.477      $15.662       271,440
                                                                     2001       $15.662      $10.211       263,472
                                                                     2002       $10.211       $9.333       232,640
                                                                     2003        $9.333      $11.733       238,029
                                                                     2004       $11.733      $12.685       217,455
                                                                     2005       $12.685      $12.758       170,920
                                                                     2006       $12.758      $13.724       104,383
                                                                     2007       $13.724      $14.070        70,672
                                                                     2008       $14.070      $10.645        61,653

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     1999       $12.248      $12.906       270,771
                                                                     2000       $12.906      $12.725       228,558
                                                                     2001       $12.725      $12.812       316,173
                                                                     2002       $12.812      $11.646       279,620
                                                                     2003       $11.646      $13.851       294,943
                                                                     2004       $13.851      $15.127       252,681
                                                                     2005       $15.127      $15.925       181,022
                                                                     2006       $15.925      $17.902       139,480
                                                                     2007       $17.902      $18.182       103,964
                                                                     2008       $18.182      $13.191        83,388
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     1999       $18.906      $17.804       328,139
                                                                     2000       $17.804      $19.468       388,445
                                                                     2001       $19.468      $20.992       744,296
                                                                     2002       $20.992      $21.801       815,016
                                                                     2003       $21.801      $23.269       706,544
                                                                     2004       $23.269      $24.099       598,113
                                                                     2005       $24.099      $24.509       460,366
                                                                     2006       $24.509      $25.497       344,442
                                                                     2007       $25.497      $26.595       277,439
                                                                     2008       $26.595      $23.840       191,910
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     1999       $10.000      $10.049        34,947
                                                                     2000       $10.049      $10.470        68,599
                                                                     2001       $10.470      $10.996       186,207
                                                                     2002       $10.996      $11.262       615,331
                                                                     2003       $11.262      $11.331       677,384
                                                                     2004       $11.331      $11.311       549,730
                                                                     2005       $11.311      $11.341       457,645
                                                                     2006       $11.341      $11.640       332,221
                                                                     2007       $11.640      $11.793       294,491
                                                                     2008       $11.793       $9.877       215,876
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     1999       $12.766      $13.166     1,263,421
                                                                     2000       $13.166      $13.743     1,085,418
                                                                     2001       $13.743      $14.053     1,927,404
                                                                     2002       $14.053      $14.016     1,869,783
                                                                     2003       $14.016      $13.887     1,023,409
                                                                     2004       $13.887      $13.787       713,532
                                                                     2005       $13.787      $13.949       537,764
                                                                     2006       $13.949      $14.363       454,914
                                                                     2007       $14.363      $14.832       448,542
                                                                     2008       $14.832      $14.956       498,934
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     1999       $11.110      $13.146     1,877,442
                                                                     2000       $13.146      $11.727     2,621,084
                                                                     2001       $11.727      $10.128     2,479,435
                                                                     2002       $10.128       $7.727     2,143,724
                                                                     2003        $7.727       $9.724     1,923,322
                                                                     2004        $9.724      $10.584     1,699,726
                                                                     2005       $10.584      $10.901     1,304,095
                                                                     2006       $10.901      $12.399       979,066
                                                                     2007       $12.399      $12.840       668,100
                                                                     2008       $12.840       $7.953       530,507

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     1999       $26.371      $30.459     1,004,838
                                                                     2000       $30.459      $30.474     1,334,894
                                                                     2001       $30.474      $26.937     1,250,916
                                                                     2002       $26.937      $23.891     1,089,895
                                                                     2003       $23.891      $29.685       988,019
                                                                     2004       $29.685      $32.248       831,106
                                                                     2005       $32.248      $34.382       620,128
                                                                     2006       $34.382      $38.922       466,433
                                                                     2007       $38.922      $41.612       338,512
                                                                     2008       $41.612      $31.133       277,545
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     1999       $28.985      $32.155       340,744
                                                                     2000       $32.155      $32.612       558,866
                                                                     2001       $32.612      $23.831       503,281
                                                                     2002       $23.831      $18.091       375,148
                                                                     2003       $18.091      $20.894       325,600
                                                                     2004       $20.894      $24.813       298,991
                                                                     2005       $24.813      $27.994       246,774
                                                                     2006       $27.994      $33.151       191,485
                                                                     2007       $33.151      $39.261       140,655
                                                                     2008       $39.261      $25.784       118,365
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     1999        $7.089      $13.584       210,592
                                                                     2000       $13.584       $8.169       449,505
                                                                     2001        $8.169       $7.518       318,648
                                                                     2002        $7.518       $6.740       299,268
                                                                     2003        $6.740       $9.930       287,030
                                                                     2004        $9.930      $10.859       195,077
                                                                     2005       $12.032      $15.852       266,461
                                                                     2006       $15.852      $21.398       229,253
                                                                     2007       $21.398      $29.577       165,388
                                                                     2008       $29.577      $12.627       125,288
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     1999       $10.370      $13.842       495,861
                                                                     2000       $13.842      $12.024       915,909
                                                                     2001       $12.024      $10.045       789,440
                                                                     2002       $10.045       $7.132       671,758
                                                                     2003        $7.132       $8.769       622,830
                                                                     2004        $8.769       $9.302       541,735
                                                                     2005        $9.302      $10.594       418,498
                                                                     2006       $10.594      $10.855       316,705
                                                                     2007       $10.855      $13.023       244,103
                                                                     2008       $13.023       $6.513       206,714

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     1999        $9.771      $12.040       172,588
                                                                     2000       $12.040      $10.378       359,209
                                                                     2001       $10.378       $8.243       352,646
                                                                     2002        $8.243       $6.749       307,511
                                                                     2003        $6.749       $8.464       294,087
                                                                     2004        $8.464       $9.779       323,407
                                                                     2005        $9.779      $10.690       279,738
                                                                     2006       $10.690      $13.167       224,033
                                                                     2007       $13.167      $14.849       170,861
                                                                     2008       $14.849       $8.092       157,355
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.314        23,737
                                                                     2003        $7.314      $10.205       143,566
                                                                     2004       $10.205      $12.214       163,930
                                                                     2005       $12.214      $14.134       135,132
                                                                     2006       $14.134      $15.201       129,398
                                                                     2007       $15.201      $18.351       100,264
                                                                     2008       $18.351       $9.615        86,308
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.226        67,804
                                                                     2001       $10.226       $9.747       439,613
                                                                     2002        $9.747       $6.905       525,390
                                                                     2003        $6.905       $9.617       576,286
                                                                     2004        $9.617      $10.847       667,647
                                                                     2005       $10.847      $11.990       541,289
                                                                     2006       $11.990      $14.244       481,937
                                                                     2007       $14.244      $15.118       327,039
                                                                     2008       $15.118       $8.736       243,322
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     1999        $9.048       $8.774        93,827
                                                                     2000        $8.774      $11.165       165,007
                                                                     2001       $11.165      $12.069       258,530
                                                                     2002       $12.069      $11.704       241,081
                                                                     2003       $11.704      $15.950       241,022
                                                                     2004       $15.950      $21.413       228,234
                                                                     2005       $21.413      $24.670       193,931
                                                                     2006       $24.670      $33.520       132,182
                                                                     2007       $33.520      $27.357        80,278
                                                                     2008       $27.357      $16.721        62,592
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.130        20,987
                                                                     2005       $11.130      $12.173        20,104
                                                                     2006       $12.173      $12.571        24,913
                                                                     2007       $12.571      $14.549        25,323
                                                                     2008       $14.549       $7.613        21,176

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.053       167,424
                                                                     2003        $8.053      $10.383       432,096
                                                                     2004       $10.383      $12.034       867,838
                                                                     2005       $12.034      $12.362       991,168
                                                                     2006       $12.362      $14.149       798,244
                                                                     2007       $14.149      $13.640       561,599
                                                                     2008       $13.640       $8.636       452,274
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     1999       $12.590      $24.088       818,855
                                                                     2000       $24.088      $21.302     2,158,492
                                                                     2001       $21.302      $14.362     1,771,972
                                                                     2002       $14.362       $9.543     1,377,228
                                                                     2003        $9.543      $11.961     1,216,620
                                                                     2004       $11.961      $12.601       992,268
                                                                     2005       $12.601      $13.386       755,142
                                                                     2006       $13.386      $13.552       526,881
                                                                     2007       $13.552      $15.599       385,270
                                                                     2008       $15.599       $7.832       320,077
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $8.311       252,723
                                                                     2001        $8.311       $6.275       284,246
                                                                     2002        $6.275       $4.672       271,424
                                                                     2003        $4.672       $5.955       271,052
                                                                     2004        $5.955       $6.250       236,279
                                                                     2005        $6.250       $6.695       197,593
                                                                     2006        $6.695       $7.005       205,733
                                                                     2007        $7.005       $7.722       152,398
                                                                     2008        $7.722       $4.371       112,922
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006       $10.000      $10.799        78,487
                                                                     2007       $10.799      $11.489        55,426
                                                                     2008       $11.489       $7.901        46,332
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.821        47,583
                                                                     2005       $10.821      $11.461        96,570
                                                                     2006       $11.461      $12.549        92,001
                                                                     2007       $12.549      $13.530        66,741
                                                                     2008       $13.530       $9.518        51,006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $8.132       145,135
                                                                     2001        $8.132       $6.110       131,345
                                                                     2002        $6.110       $4.314       168,550
                                                                     2003        $4.314       $5.719       198,533
                                                                     2004        $5.719       $6.447       291,146
                                                                     2005        $6.447       $7.084       261,849
                                                                     2006        $7.084       $6.886       168,370
                                                                     2007        $6.886       $7.635       130,882
                                                                     2008        $7.635       $4.313        98,306

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000      $10.747       282,835
                                                                     2001       $10.747      $10.592       876,470
                                                                     2002       $10.592       $8.104       874,921
                                                                     2003        $8.104      $10.543       953,732
                                                                     2004       $10.543      $11.541       954,974
                                                                     2005       $11.541      $11.882       713,596
                                                                     2006       $11.882      $13.681       505,215
                                                                     2007       $13.681      $14.119       326,168
                                                                     2008       $14.119       $8.241       245,356
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $7.850       505,325
                                                                     2001        $7.850       $6.380       463,774
                                                                     2002        $6.380       $4.340       386,342
                                                                     2003        $4.340       $5.273       290,112
                                                                     2004        $5.273       $5.623       229,089
                                                                     2005        $5.623       $6.356       197,617
                                                                     2006        $6.356       $6.216       228,467
                                                                     2007        $6.216       $6.950       139,639
                                                                     2008        $6.950       $4.116       107,575
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.695        11,017
                                                                     2005       $10.695      $10.876        19,067
                                                                     2006       $10.876      $11.707        26,301
                                                                     2007       $11.707      $11.835        15,019
                                                                     2008       $11.835       $8.925        15,701
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.240       134,298
                                                                     2005       $11.240      $11.240       283,686
                                                                     2006       $11.240      $13.082       250,351
                                                                     2007       $13.082      $13.358       201,496
                                                                     2008       $13.358       $9.248       177,967
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.333             0
                                                                     2006       $11.333      $13.049        95,424
                                                                     2007       $13.049      $12.537        58,784
                                                                     2008       $12.537       $8.265        53,530
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.952        56,369
                                                                     2005       $10.952      $11.917       173,535
                                                                     2006       $11.917      $13.885       273,442
                                                                     2007       $13.885      $14.141       191,828
                                                                     2008       $14.141       $8.753       160,979

                     Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION
                                     OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.519        48,500
                                                                     2005       $11.519      $12.491       150,618
                                                                     2006       $12.491      $14.931       192,836
                                                                     2007       $14.931      $16.965       150,627
                                                                     2008       $16.965       $9.955       119,215
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     1999       $10.000      $10.783             0
                                                                     2000       $10.783       $9.934        86,919
                                                                     2001        $9.934       $9.034       148,690
                                                                     2002        $9.034       $7.920       180,981
                                                                     2003        $7.920       $9.930       211,577
                                                                     2004        $9.930      $10.859       195,077
                                                                     2005       $10.859      $11.247       146,737
                                                                     2006       $11.247      $12.832       116,393
                                                                     2007       $12.832      $11.866        50,373
                                                                     2008       $11.866       $7.159        40,999
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000       $9.069       430,045
                                                                     2001        $9.069       $7.085       555,094
                                                                     2002        $7.085       $5.741       563,131
                                                                     2003        $5.741       $7.263       532,300
                                                                     2004        $7.263       $8.306       482,357
                                                                     2005        $8.306       $9.173       395,391
                                                                     2006        $9.173      $11.531       384,374
                                                                     2007       $11.531      $12.298       307,367
                                                                     2008       $12.298       $6.784       207,734
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.296        88,462
                                                                     2003        $7.296      $10.746        92,387
                                                                     2004       $10.746      $13.349        62,877
                                                                     2005       $13.349      $14.063        41,540
                                                                     2006       $14.063      $16.236        25,716
                                                                     2007       $16.236      $13.946        13,426
                                                                     2008       $13.946       $8.323        10,024
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $8.112       361,221
                                                                     2001        $8.112       $6.195       386,861
                                                                     2002        $6.195       $4.479       361,566
                                                                     2003        $4.479       $5.507       334,698
                                                                     2004        $5.507       $5.693       293,046
                                                                     2005        $5.693       $5.922       212,282
                                                                     2006        $5.922       $6.146       135,468
                                                                     2007        $6.146       $6.382        75,994
                                                                     2008        $6.382       $3.955        65,674



* Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                      2000       $10.000      $10.130           0
                                                                      2001       $10.130       $7.125       6,584
                                                                      2002        $7.125       $5.430           0
                                                                      2003        $5.430       $6.736           0
                                                                      2004        $6.736       $7.471           0
                                                                      2005        $7.471       $9.056           0
                                                                      2006        $9.056       $9.610           0
                                                                      2007        $9.610      $11.315           0
                                                                      2008       $11.315       $5.694           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.495      18,159
                                                                      2001       $10.495       $9.790      36,377
                                                                      2002        $9.790       $7.898      71,083
                                                                      2003        $7.898       $9.939      75,289
                                                                      2004        $9.939      $10.608      74,505
                                                                      2005       $10.608      $11.025      90,045
                                                                      2006       $11.025      $12.126      75,621
                                                                      2007       $12.126      $12.443      70,238
                                                                      2008       $12.443       $7.741      64,292
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                      2000       $10.000      $10.128      31,703
                                                                      2001       $10.128       $7.288      49,917
                                                                      2002        $7.288       $5.650      70,133
                                                                      2003        $5.650       $6.828      95,253
                                                                      2004        $6.828       $7.467      83,819
                                                                      2005        $7.467       $8.683     101,797
                                                                      2006        $8.683       $8.956      99,627
                                                                      2007        $8.956      $10.541      96,697
                                                                      2008       $10.541       $5.396      85,662

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                      2000       $10.000      $10.401      23,608
                                                                      2001       $10.401       $8.417      13,473
                                                                      2002        $8.417       $6.513      12,220
                                                                      2003        $6.513       $8.270      17,274
                                                                      2004        $8.270       $9.174      16,765
                                                                      2005        $9.174       $9.813      40,083
                                                                      2006        $9.813      $12.650      37,659
                                                                      2007       $12.650      $14.398      36,497
                                                                      2008       $14.398       $8.063      35,963
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                      2000       $10.000       $9.869           0
                                                                      2001        $9.869       $8.031           0
                                                                      2002        $8.031       $5.801           0
                                                                      2003        $5.801       $7.485           0
                                                                      2004        $7.485       $8.289           0
                                                                      2005        $8.289       $8.711           0
                                                                      2006        $8.711      $10.163           0
                                                                      2007       $10.163      $11.709           0
                                                                      2008       $11.709       $6.471           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.319      11,559
                                                                      2001       $10.319       $9.519      16,653
                                                                      2002        $9.519       $8.194      18,274
                                                                      2003        $8.194      $10.650      17,321
                                                                      2004       $10.650      $12.045      17,415
                                                                      2005       $12.045      $12.604      15,073
                                                                      2006       $12.604      $15.125      13,690
                                                                      2007       $15.125      $15.927      12,919
                                                                      2008       $15.927       $9.257      12,306
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                      2000       $10.000       $9.542       5,110
                                                                      2001        $9.542       $6.220       3,793
                                                                      2002        $6.220       $5.684       1,640
                                                                      2003        $5.684       $7.144       1,635
                                                                      2004        $7.144       $7.722       1,631
                                                                      2005        $7.722       $7.765       1,626
                                                                      2006        $7.765       $8.352       2,467
                                                                      2007        $8.352       $8.560       2,232
                                                                      2008        $8.560       $6.475       1,614
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                      2000       $10.000       $9.593           0
                                                                      2001        $9.593      $10.345       1,634
                                                                      2002       $10.345       $9.402       1,634
                                                                      2003        $9.402      $11.180       1,634
                                                                      2004       $11.180      $12.208       1,634
                                                                      2005       $12.208      $12.849           0
                                                                      2006       $12.849      $14.441           0
                                                                      2007       $14.441      $14.665           0
                                                                      2008       $14.665      $10.637           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                      2000       $10.000      $10.018           0
                                                                      2001       $10.018      $10.800       1,594
                                                                      2002       $10.800      $11.214       2,479
                                                                      2003       $11.214      $11.967       7,530
                                                                      2004       $11.967      $12.391       4,023
                                                                      2005       $12.391      $12.600       2,087
                                                                      2006       $12.600      $13.105       2,851
                                                                      2007       $13.105      $13.666       2,486
                                                                      2008       $13.666      $12.248       1,223
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                      2000       $10.000      $10.010           0
                                                                      2001       $10.010      $10.330           0
                                                                      2002       $10.330      $10.760          66
                                                                      2003       $10.760      $10.824         579
                                                                      2004       $10.824      $10.803         636
                                                                      2005       $10.803      $10.829         702
                                                                      2006       $10.829      $11.113       5,707
                                                                      2007       $11.113      $11.257       3,703
                                                                      2008       $11.257       $9.425          77
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                      2000       $10.000      $10.017           0
                                                                      2001       $10.017      $10.241           0
                                                                      2002       $10.241      $10.212       7,378
                                                                      2003       $10.212      $10.116      14,580
                                                                      2004       $10.116      $10.041      16,991
                                                                      2005       $10.041      $10.157      10,780
                                                                      2006       $10.157      $10.456      10,855
                                                                      2007       $10.456      $10.796       9,644
                                                                      2008       $10.796      $10.883      18,207
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                      2000       $10.000       $9.979           0
                                                                      2001        $9.979       $8.617         793
                                                                      2002        $8.617       $6.573       4,489
                                                                      2003        $6.573       $8.269      17,514
                                                                      2004        $8.269       $8.999      11,128
                                                                      2005        $8.999       $9.267       4,486
                                                                      2006        $9.267      $10.538       7,205
                                                                      2007       $10.538      $10.911       4,484
                                                                      2008       $10.911       $6.757       4,483
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                      2000       $10.000      $10.072      20,031
                                                                      2001       $10.072       $8.901      13,653
                                                                      2002        $8.901       $7.893      22,795
                                                                      2003        $7.893       $9.805      53,168
                                                                      2004        $9.805      $10.650      52,874
                                                                      2005       $10.650      $11.352      47,255
                                                                      2006       $11.352      $12.849      46,736
                                                                      2007       $12.849      $13.734      37,079
                                                                      2008       $13.734      $10.273      24,521

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                      2000       $10.000      $10.140           0
                                                                      2001       $10.140       $7.408      34,512
                                                                      2002        $7.408       $5.623      31,969
                                                                      2003        $5.623       $6.493      41,789
                                                                      2004        $6.493       $7.709      42,181
                                                                      2005        $7.709       $8.695      41,322
                                                                      2006        $8.695      $10.295      29,667
                                                                      2007       $10.295      $12.190      24,220
                                                                      2008       $12.190       $8.004      23,134
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                      2000       $10.000       $9.538           0
                                                                      2001        $9.538       $8.326           0
                                                                      2002        $8.326       $7.867       1,079
                                                                      2003        $7.867      $11.587       1,538
                                                                      2004       $11.587      $14.037       1,537
                                                                      2005       $14.037      $18.491       1,079
                                                                      2006       $18.491      $24.955       1,080
                                                                      2007       $24.955      $34.487       1,080
                                                                      2008       $34.487      $14.719       1,080
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $9.829           0
                                                                      2001        $9.829       $8.210       2,081
                                                                      2002        $8.210       $5.827       2,079
                                                                      2003        $5.827       $7.164       2,075
                                                                      2004        $7.164       $7.597       2,073
                                                                      2005        $7.597       $8.651       2,071
                                                                      2006        $8.651       $8.863       2,069
                                                                      2007        $8.863      $10.631       2,067
                                                                      2008       $10.631       $5.315       2,067
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                      2000       $10.000      $10.199           0
                                                                      2001       $10.199       $8.099       2,017
                                                                      2002        $8.099       $6.630         268
                                                                      2003        $6.630       $8.313         263
                                                                      2004        $8.313       $9.602         244
                                                                      2005        $9.602      $10.495       4,447
                                                                      2006       $10.495      $12.924       7,708
                                                                      2007       $12.924      $14.572       7,102
                                                                      2008       $14.572       $7.940       6,085
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                      2002       $10.000       $7.313       2,108
                                                                      2003        $7.313      $10.202       3,788
                                                                      2004       $10.202      $12.207       3,718
                                                                      2005       $12.207      $14.123       3,520
                                                                      2006       $14.123      $15.187       3,528
                                                                      2007       $15.187      $18.331       3,397
                                                                      2008       $18.331       $9.602       3,397

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                      2000       $10.000      $10.320           0
                                                                      2001       $10.320       $9.834       4,883
                                                                      2002        $9.834       $6.965       5,129
                                                                      2003        $6.965       $9.699       5,253
                                                                      2004        $9.699      $10.937       5,247
                                                                      2005       $10.937      $12.088         346
                                                                      2006       $12.088      $14.357       2,261
                                                                      2007       $14.357      $15.235       2,123
                                                                      2008       $15.235       $8.802       2,156
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                      2000       $10.000      $10.025           0
                                                                      2001       $10.025      $11.182           0
                                                                      2002       $11.182      $10.506         749
                                                                      2003       $10.506      $14.314         947
                                                                      2004       $14.314      $19.212         170
                                                                      2005       $19.212      $22.130         161
                                                                      2006       $22.130      $30.064         302
                                                                      2007       $30.064      $24.531         169
                                                                      2008       $24.531      $14.991         169
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                      2004       $10.000      $11.128           0
                                                                      2005       $11.128      $12.167         164
                                                                      2006       $12.167      $12.563         152
                                                                      2007       $12.563      $14.536         121
                                                                      2008       $14.536       $7.605           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                      2002       $10.000       $8.052         214
                                                                      2003        $8.052      $10.380       4,034
                                                                      2004       $10.380      $12.028      10,094
                                                                      2005       $12.028      $12.353      14,986
                                                                      2006       $12.353      $14.136      18,855
                                                                      2007       $14.136      $13.625      15,965
                                                                      2008       $13.625       $8.624      11,473
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $9.838           0
                                                                      2001        $9.838       $6.632         616
                                                                      2002        $6.632       $4.406       1,150
                                                                      2003        $4.406       $5.521       3,077
                                                                      2004        $5.521       $5.815       3,435
                                                                      2005        $5.815       $6.176       2,519
                                                                      2006        $6.176       $6.251       1,865
                                                                      2007        $6.251       $7.194       1,756
                                                                      2008        $7.194       $3.611       1,617

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                      2000       $10.000       $9.896           0
                                                                      2001        $9.896       $7.464       5,678
                                                                      2002        $7.464       $5.560           0
                                                                      2003        $5.560       $7.087           0
                                                                      2004        $7.087       $7.435           0
                                                                      2005        $7.435       $7.964           0
                                                                      2006        $7.964       $8.330       1,625
                                                                      2007        $8.330       $9.181       1,300
                                                                      2008        $9.181       $5.195         303
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                      2000       $10.000      $10.159           0
                                                                      2001       $10.159       $8.740         954
                                                                      2002        $8.740       $5.998         954
                                                                      2003        $5.998       $7.382         954
                                                                      2006       $10.000      $10.798         306
                                                                      2007       $10.798      $11.485         306
                                                                      2008       $11.485       $7.897           0
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                      2004       $10.000      $10.819           0
                                                                      2005       $10.819      $11.457           0
                                                                      2006       $11.457      $12.542         816
                                                                      2007       $12.542      $13.519         816
                                                                      2008       $13.519       $9.509         816
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                      2000       $10.000       $9.928           0
                                                                      2001        $9.928       $7.639           0
                                                                      2002        $7.639       $5.264           0
                                                                      2003        $5.264       $6.978       1,517
                                                                      2004        $6.978       $7.864       4,938
                                                                      2005        $7.864       $8.640      13,238
                                                                      2006        $8.640       $8.396       9,818
                                                                      2007        $8.396       $9.308       9,818
                                                                      2008        $9.308       $5.257       9,817
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                      2000       $10.000      $10.359           0
                                                                      2001       $10.359      $10.208       2,843
                                                                      2002       $10.208       $7.808       5,213
                                                                      2003        $7.808      $10.157      10,026
                                                                      2004       $10.157      $11.116      12,137
                                                                      2005       $11.116      $11.442      27,779
                                                                      2006       $11.442      $13.172      20,831
                                                                      2007       $13.172      $13.590      20,530
                                                                      2008       $13.590       $7.931      18,409

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                      2000       $10.000       $9.808           0
                                                                      2001        $9.808       $7.971       1,017
                                                                      2002        $7.971       $5.424       1,545
                                                                      2003        $5.424       $6.585       1,542
                                                                      2004        $6.585       $7.021       1,540
                                                                      2005        $7.021       $7.935       1,538
                                                                      2006        $7.935       $7.758       1,537
                                                                      2007        $7.758       $8.673       1,535
                                                                      2008        $8.673       $5.136       1,533
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                      2004       $10.000      $10.694           0
                                                                      2005       $10.694      $10.871           0
                                                                      2006       $10.871      $11.700           0
                                                                      2007       $11.700      $11.825           0
                                                                      2008       $11.825       $8.916           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.239       1,255
                                                                      2005       $11.239      $11.236       2,854
                                                                      2006       $11.236      $13.074       8,466
                                                                      2007       $13.075      $13.348       6,572
                                                                      2008       $13.348       $9.239       1,883
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2005       $10.000      $11.332           0
                                                                      2006       $11.332      $13.045         615
                                                                      2007       $13.045      $12.530         615
                                                                      2008       $12.530       $8.259         615
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2004       $10.000      $10.950           0
                                                                      2005       $10.950      $11.912           0
                                                                      2006       $11.912      $13.877       3,922
                                                                      2007       $13.877      $14.129       1,885
                                                                      2008       $14.129       $8.744       1,885
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2004       $10.000      $11.518           0
                                                                      2005       $11.518      $12.486       3,642
                                                                      2006       $12.486      $14.922       3,616
                                                                      2007       $14.922      $16.952       3,595
                                                                      2008       $16.952       $9.945       3,486

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH
                                 BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2000       $10.000      $10.225           0
                                                                      2001       $10.225       $9.856           0
                                                                      2002        $9.856       $7.508           0
                                                                      2003        $7.508       $9.411       1,663
                                                                      2004        $9.411      $10.290       1,588
                                                                      2005       $10.290      $10.655           0
                                                                      2006       $10.655      $12.154           0
                                                                      2007       $12.154      $11.236           0
                                                                      2008       $11.236       $6.778           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2000       $10.000      $10.316           0
                                                                      2001       $10.316       $8.058       2,709
                                                                      2002        $8.058       $6.528       2,709
                                                                      2003        $6.528       $8.257       3,068
                                                                      2004        $8.257       $9.441       2,858
                                                                      2005        $9.441      $10.424       3,105
                                                                      2006       $10.424      $13.101       3,884
                                                                      2007       $13.101      $13.969       3,569
                                                                      2008       $13.969       $7.704       2,759
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                      2002       $10.000       $7.295       2,094
                                                                      2003        $7.295      $10.743       2,230
                                                                      2004       $10.743      $13.342       2,220
                                                                      2005       $13.342      $14.053       2,216
                                                                      2006       $14.053      $16.221       2,216
                                                                      2007       $16.221      $13.930       2,094
                                                                      2008       $13.930       $8.312       2,094
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2000       $10.000       $9.817           0
                                                                      2001        $9.817       $7.556         858
                                                                      2002        $7.556       $5.463         858
                                                                      2003        $5.463       $6.714         858
                                                                      2004        $6.714       $6.940         858
                                                                      2005        $6.940       $7.218      13,689
                                                                      2006        $7.218       $7.489      12,740
                                                                      2007        $7.489       $7.775      12,736
                                                                      2008        $7.775       $4.818      12,736



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                               2000           $10.000       $9.210           0
                                                               2001            $9.210       $6.480       1,833
                                                               2002            $6.480       $4.933         650
                                                               2003            $4.933       $6.117       7,209
                                                               2004            $6.117       $6.782       6,437
                                                               2005            $6.782       $8.217      10,057
                                                               2006            $8.217       $8.717       3,317
                                                               2007            $8.717      $10.259       2,973
                                                               2008           $10.259       $5.161       2,249
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                               2000           $10.000      $10.423           0
                                                               2001           $10.423       $9.718      24,417
                                                               2002            $9.718       $7.837      25,783
                                                               2003            $7.837       $9.859      27,423
                                                               2004            $9.859      $10.518      23,818
                                                               2005           $10.518      $10.927      11,535
                                                               2006           $10.927      $11.941       7,097
                                                               2007           $11.941      $12.240       4,055
                                                               2008           $12.240       $7.663       2,484
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                               2000           $10.000       $9.271           0
                                                               2001            $9.271       $6.669      23,789
                                                               2002            $6.669       $5.168      34,036
                                                               2003            $5.168       $6.242      47,044
                                                               2004            $6.242       $6.825      39,820
                                                               2005            $6.825       $7.932      27,448
                                                               2006            $7.932       $8.129      16,409
                                                               2007            $8.129       $9.558      14,220
                                                               2008            $9.558       $4.924       9,206

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                               2000           $10.000      $10.330           0
                                                               2001           $10.330       $8.356      11,431
                                                               2002            $8.356       $6.464      16,926
                                                               2003            $6.464       $8.204      13,718
                                                               2004            $8.204       $9.097      13,149
                                                               2005            $9.097       $9.726      10,014
                                                               2006            $9.726      $12.458       7,450
                                                               2007           $12.458      $14.164       7,370
                                                               2008           $14.164       $7.983       5,928
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                               2000           $10.000       $9.051           0
                                                               2001            $9.051       $6.826           0
                                                               2002            $6.826       $5.316           0
                                                               2003            $5.316       $6.857           0
                                                               2004            $6.857       $7.590           0
                                                               2005            $7.590       $7.974           0
                                                               2006            $7.974       $9.299           0
                                                               2007            $9.299      $10.708           0
                                                               2008           $10.708       $5.916           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                               2000           $10.000      $10.283           0
                                                               2001           $10.283       $9.482       1,963
                                                               2002            $9.482       $8.159       3,173
                                                               2003            $8.159      $10.600       4,465
                                                               2004           $10.600      $11.983       3,981
                                                               2005           $11.983      $12.535       1,369
                                                               2006           $12.535      $15.036       1,138
                                                               2007           $15.036      $15.827       1,036
                                                               2008           $15.827       $9.195           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                               2000           $10.000       $8.358           0
                                                               2001            $8.358       $5.446      12,725
                                                               2002            $5.446       $4.975      13,026
                                                               2003            $4.975       $6.251      13,666
                                                               2004            $6.251       $6.753      13,010
                                                               2005            $6.753       $6.788       1,039
                                                               2006            $6.788       $7.298         651
                                                               2007            $7.298       $7.477         247
                                                               2008            $7.477       $5.654         256
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                               2000           $10.000      $10.024           0
                                                               2001           $10.024      $10.253           0
                                                               2002           $10.253       $9.163         175
                                                               2003            $9.163      $10.891         376
                                                               2004           $10.891      $11.887         375
                                                               2005           $11.887      $12.507         375
                                                               2006           $12.507      $14.051         375
                                                               2007           $14.051      $14.263         375
                                                               2008           $14.263      $10.341         375

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                               2000           $10.000      $10.401           0
                                                               2001           $10.401      $11.209       2,626
                                                               2002           $11.209      $11.633       4,355
                                                               2003           $11.633      $12.409       6,819
                                                               2004           $12.409      $12.844       5,892
                                                               2005           $12.844      $13.055       5,365
                                                               2006           $13.055      $13.573       5,375
                                                               2007           $13.573      $14.149       5,328
                                                               2008           $14.149      $12.676       5,273
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                               2000           $10.000      $10.090           0
                                                               2001           $10.090      $10.591       1,106
                                                               2002           $10.591      $10.840       2,815
                                                               2003           $10.840      $10.900       2,843
                                                               2004           $10.900      $10.874       2,901
                                                               2005           $10.874      $10.896       2,950
                                                               2006           $10.896      $11.177       3,005
                                                               2007           $11.177      $11.317       2,848
                                                               2008           $11.317       $9.472       1,118
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                               2000           $10.000      $10.069           0
                                                               2001           $10.069      $10.290       8,224
                                                               2002           $10.290      $10.257      17,127
                                                               2003           $10.257      $10.156       7,756
                                                               2004           $10.156      $10.077       7,785
                                                               2005           $10.077      $10.189         729
                                                               2006           $10.189      $10.485         755
                                                               2007           $10.485      $10.821         719
                                                               2008           $10.821      $10.905       2,980
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                               2000           $10.000       $9.212           0
                                                               2001            $9.212       $7.951       3,772
                                                               2002            $7.951       $6.063       3,969
                                                               2003            $6.063       $7.625       4,645
                                                               2004            $7.625       $8.294       7,558
                                                               2005            $8.294       $8.537       3,088
                                                               2006            $8.537       $9.705       2,698
                                                               2007            $9.705      $10.044       2,695
                                                               2008           $10.044       $6.218       2,692
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                               2000           $10.000       $9.576           0
                                                               2001            $9.576       $8.459      31,531
                                                               2002            $8.459       $7.498      33,650
                                                               2003            $7.498       $9.311      33,598
                                                               2004            $9.311      $10.109      32,956
                                                               2005           $10.109      $10.771      20,005
                                                               2006           $10.771      $12.186      18,847
                                                               2007           $12.186      $13.020      10,016
                                                               2008           $13.020       $9.736       9,253

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                               2000           $10.000      $10.022           0
                                                               2001           $10.022       $7.319      11,476
                                                               2002            $7.319       $5.553       8,429
                                                               2003            $5.553       $6.410       8,593
                                                               2004            $6.410       $7.608       8,357
                                                               2005            $7.608       $8.577       8,227
                                                               2006            $8.577      $10.152       6,045
                                                               2007           $10.152      $12.015           0
                                                               2008           $12.015       $7.886           0
-----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                               2000           $10.000       $8.387           0
                                                               2001            $8.387       $7.315           0
                                                               2002            $7.315       $6.913         292
                                                               2003            $6.913      $10.178       1,366
                                                               2004           $10.178      $12.326         641
                                                               2005           $12.326      $16.230         640
                                                               2006           $16.230      $21.895         639
                                                               2007           $21.895      $30.246         638
                                                               2008           $30.246      $12.904           0
-----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                               2000           $10.000       $8.585           0
                                                               2001            $8.585       $7.168         596
                                                               2002            $7.168       $5.086         955
                                                               2003            $5.086       $6.250       1,405
                                                               2004            $6.250       $6.625         645
                                                               2005            $6.625       $7.541         637
                                                               2006            $7.541       $7.723         172
                                                               2007            $7.723       $9.259           0
                                                               2008            $9.259       $4.628           0
-----------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                               2000           $10.000       $9.838           0
                                                               2001            $9.838       $8.405           0
                                                               2002            $8.405       $6.390           0
                                                               2003            $6.390       $8.009           0
                                                               2004            $8.009       $9.247           0
                                                               2005            $9.247      $10.103           0
                                                               2006           $10.103      $12.436           0
                                                               2007           $12.436      $14.017           0
                                                               2008           $14.017       $7.634           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                               2002           $10.000       $7.311           0
                                                               2003            $7.311      $10.195       3,751
                                                               2004           $10.195      $12.194       3,731
                                                               2005           $12.194      $14.103         120
                                                               2006           $14.103      $15.159          98
                                                               2007           $15.159      $18.289          79
                                                               2008           $18.289       $9.576          53
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                               2000           $10.000       $9.834           0
                                                               2001            $9.834       $9.368         334
                                                               2002            $9.368       $6.632       4,187
                                                               2003            $6.632       $9.231      10,642
                                                               2004            $9.231      $10.405       9,776
                                                               2005           $10.405      $11.496       2,466
                                                               2006           $11.496      $13.649       2,445
                                                               2007           $13.649      $14.477       1,999
                                                               2008           $14.477       $8.360         759
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                               2000           $10.000      $10.749           0
                                                               2001           $10.749      $11.987           0
                                                               2002           $11.987      $11.255          71
                                                               2003           $11.255      $15.329         108
                                                               2004           $15.329      $20.567         197
                                                               2005           $20.567      $23.681         195
                                                               2006           $23.681      $32.157         100
                                                               2007           $32.157      $26.229          92
                                                               2008           $26.229      $16.022          91
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                               2004           $10.000      $11.125           0
                                                               2005           $11.125      $12.159           0
                                                               2006           $12.159      $12.549           0
                                                               2007           $12.549      $14.515           0
                                                               2008           $14.515       $7.590           0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                               2002           $10.000       $8.050         130
                                                               2003            $8.050      $10.373       2,942
                                                               2004           $10.373      $12.015       8,123
                                                               2005           $12.015      $12.335      11,003
                                                               2006           $12.335      $14.109       6,423
                                                               2007           $14.109      $13.594       6,475
                                                               2008           $13.594       $8.601       5,117
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                               2000           $10.000       $8.112           0
                                                               2001            $8.112       $5.466         946
                                                               2002            $5.466       $3.630       3,710
                                                               2003            $3.630       $4.547       4,155
                                                               2004            $4.547       $4.787       3,682
                                                               2005            $4.787       $5.082       1,979
                                                               2006            $5.082       $5.142       1,999
                                                               2007            $5.142       $5.916       1,822
                                                               2008            $5.916       $2.968         357

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                               2000           $10.000       $8.237           0
                                                               2001            $8.237       $6.215         184
                                                               2002            $6.215       $4.625         220
                                                               2003            $4.625       $5.892       6,481
                                                               2004            $5.892       $6.179       6,448
                                                               2005            $6.179       $6.616       2,363
                                                               2006            $6.616       $6.918       2,368
                                                               2007            $6.918       $7.621       2,300
                                                               2008            $7.621       $4.311       2,361
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                               2000           $10.000       $9.407           0
                                                               2001            $9.407       $8.315           0
                                                               2002            $8.315       $5.550           0
                                                               2003            $5.550       $6.828       3,561
                                                               2006           $10.000      $10.795           0
                                                               2007           $10.795      $11.477           0
                                                               2008           $11.477       $7.888           0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                               2004           $10.000      $10.816           0
                                                               2005           $10.816      $11.449           0
                                                               2006           $11.449      $12.528           0
                                                               2007           $12.528      $13.499           0
                                                               2008           $13.499       $9.491           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                               2000           $10.000       $8.859           0
                                                               2001            $8.859       $6.815           0
                                                               2002            $6.810       $4.694           0
                                                               2003            $4.694       $6.220         294
                                                               2004            $6.220       $7.007         293
                                                               2005            $7.007       $7.694         293
                                                               2006            $7.694       $7.475           0
                                                               2007            $7.475       $8.283           0
                                                               2008            $8.283       $4.677           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                               2000           $10.000       $9.941           0
                                                               2001            $9.941       $9.793       4,956
                                                               2002            $9.793       $7.488       8,612
                                                               2003            $7.488       $9.736       7,484
                                                               2004            $9.736      $10.651       7,442
                                                               2005           $10.651      $10.959       4,389
                                                               2006           $10.959      $12.611       1,291
                                                               2007           $12.611      $13.006         855
                                                               2008           $13.006       $7.587         962

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                               2000           $10.000       $8.835           0
                                                               2001            $8.835       $7.178         428
                                                               2002            $7.178       $4.883         427
                                                               2003            $4.883       $5.926         159
                                                               2004            $5.926       $6.315         158
                                                               2005            $6.315       $7.134         145
                                                               2006            $7.134       $6.973         160
                                                               2007            $6.973       $7.791           0
                                                               2008            $7.791       $4.612           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                               2004           $10.000      $10.691           0
                                                               2005           $10.691      $10.864           0
                                                               2006           $10.864      $11.687           0
                                                               2007           $11.687      $11.807           0
                                                               2008           $11.807       $8.899           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                               2004           $10.000      $11.236           0
                                                               2005           $11.236      $11.230       2,780
                                                               2006           $11.230      $13.061           0
                                                               2007           $13.061      $13.329           0
                                                               2008           $13.329       $9.222           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                               2005           $10.000      $11.329           0
                                                               2006           $11.329      $13.036           0
                                                               2007           $13.036      $12.517           0
                                                               2008           $12.517       $8.247           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                               2004           $10.000      $10.947           0
                                                               2005           $10.947      $11.905       2,843
                                                               2006           $11.905      $13.863           0
                                                               2007           $13.863      $14.110          69
                                                               2008           $14.110       $8.728          46
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                               2004           $10.000      $11.515           0
                                                               2005           $11.515      $12.477           0
                                                               2006           $12.477      $14.906           0
                                                               2007           $14.906      $16.927           0
                                                               2008           $16.927       $9.927           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                               2000           $10.000      $10.074           0
                                                               2001           $10.074       $9.275           0
                                                               2002            $9.275       $7.391         163
                                                               2003            $7.391       $9.260           0
                                                               2004            $9.260      $10.121           0
                                                               2005           $10.121      $10.476           0
                                                               2006           $10.476      $11.945           0
                                                               2007           $11.945      $11.039           0
                                                               2008           $11.039       $6.656           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                               2000           $10.000       $9.942           0
                                                               2001            $9.942       $7.763         597
                                                               2002            $7.763       $6.287       3,292
                                                               2003            $6.287       $7.948       2,930
                                                               2004            $7.948       $9.084       2,871
                                                               2005            $9.084      $10.026         930
                                                               2006           $10.026      $12.596         850
                                                               2007           $12.596      $13.425         788
                                                               2008           $13.425       $7.401         941
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                               2002           $10.000       $7.293          95
                                                               2003            $7.293      $10.735          94
                                                               2004           $10.735      $13.328          94
                                                               2005           $13.328      $14.032          94
                                                               2006           $14.032      $16.191          93
                                                               2007           $16.191      $13.899          93
                                                               2008           $13.899       $8.290           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                               2000           $10.000       $7.661           0
                                                               2001            $7.661       $6.714         509
                                                               2002            $6.714       $4.852         627
                                                               2003            $4.852       $5.962         588
                                                               2004            $5.962       $6.159         593
                                                               2005            $6.159       $6.404         576
                                                               2006            $6.404       $6.641         599
                                                               2007            $6.641       $6.893         605
                                                               2008            $6.893       $4.269         752



* Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000       $10.000      $10.130            0
                                                                     2001       $10.130       $7.125        6,584
                                                                     2002        $7.125       $5.423        5,568
                                                                     2003        $5.423       $6.722        5,625
                                                                     2004        $6.722       $7.450        3,083
                                                                     2005        $7.450       $9.024        2,915
                                                                     2006        $9.024       $9.570        2,887
                                                                     2007        $9.570      $11.260        2,827
                                                                     2008       $11.260       $5.662        2,976
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.495        5,188
                                                                     2001       $10.495       $9.783      152,030
                                                                     2002        $9.783       $7.887      136,698
                                                                     2003        $7.887       $9.918      111,771
                                                                     2004        $9.918      $10.578      108,879
                                                                     2005       $10.578      $10.986       72,994
                                                                     2006       $10.986      $12.002       48,364
                                                                     2007       $12.002      $12.299       24,205
                                                                     2008       $12.299       $7.698       22,687
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000       $10.000      $10.128        4,354
                                                                     2001       $10.128       $7.283      170,453
                                                                     2002        $7.283       $5.642      269,947
                                                                     2003        $5.642       $6.813      102,699
                                                                     2004        $6.813       $7.446       88,503
                                                                     2005        $7.446       $8.652       44,698
                                                                     2006        $8.652       $8.864       29,004
                                                                     2007        $8.864      $10.419       20,583
                                                                     2008       $10.419       $5.366       20,721

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000       $10.000      $10.401            0
                                                                     2001       $10.401       $8.410       74,523
                                                                     2002        $8.410       $6.504       64,578
                                                                     2003        $6.504       $8.252       53,393
                                                                     2004        $8.252       $9.148       52,538
                                                                     2005        $9.148       $9.778       24,352
                                                                     2006        $9.778      $12.521       21,247
                                                                     2007       $12.521      $14.231       10,617
                                                                     2008       $14.231       $8.018       10,570
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000       $10.000       $9.869            0
                                                                     2001        $9.869       $7.440        6,087
                                                                     2002        $7.440       $5.793        4,292
                                                                     2003        $5.793       $7.469        4,290
                                                                     2004        $7.469       $8.266        4,288
                                                                     2005        $8.266       $8.681        4,287
                                                                     2006        $8.681      $10.120        4,285
                                                                     2007       $10.120      $11.651        4,284
                                                                     2008       $11.651       $6.435        4,282
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.319        1,060
                                                                     2001       $10.319       $9.512       41,357
                                                                     2002        $9.512       $8.183       37,187
                                                                     2003        $8.183      $10.627       17,868
                                                                     2004       $10.627      $12.011       18,470
                                                                     2005       $12.011      $12.560       17,125
                                                                     2006       $12.560      $15.061       16,769
                                                                     2007       $15.061      $15.849       15,554
                                                                     2008       $15.849       $9.205       15,678
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000       $10.000       $9.542        2,053
                                                                     2001        $9.542       $6.216        7,045
                                                                     2002        $6.216       $5.676        9,732
                                                                     2003        $5.676       $7.129        8,393
                                                                     2004        $7.129       $7.701        4,611
                                                                     2005        $7.701       $7.738        4,703
                                                                     2006        $7.738       $8.316        3,692
                                                                     2007        $8.316       $8.518        1,874
                                                                     2008        $8.518       $6.439        1,573
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2000       $10.000      $10.277        9,373
                                                                     2001       $10.277      $10.338        6,147
                                                                     2002       $10.338       $9.389        6,205
                                                                     2003        $9.389      $11.156       14,829
                                                                     2004       $11.156      $12.173       17,568
                                                                     2005       $12.173      $12.804       14,896
                                                                     2006       $12.804      $14.380       14,844
                                                                     2007       $14.380      $14.593       11,797
                                                                     2008       $14.593      $10.577       11,242

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000       $10.000      $10.018       14,084
                                                                     2001       $10.018      $10.793       36,716
                                                                     2002       $10.793      $11.198       30,753
                                                                     2003       $11.198      $11.941       13,698
                                                                     2004       $11.941      $12.356       13,464
                                                                     2005       $12.356      $12.555       13,212
                                                                     2006       $12.555      $13.050        8,538
                                                                     2007       $13.050      $13.599        7,777
                                                                     2008       $13.599      $12.180        5,659
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000       $10.000      $10.007            0
                                                                     2001       $10.007      $10.501           92
                                                                     2002       $10.501      $10.745           18
                                                                     2003       $10.745      $10.801       23,668
                                                                     2004       $10.801      $10.772       23,264
                                                                     2005       $10.772      $10.791       22,775
                                                                     2006       $10.791      $11.066       16,494
                                                                     2007       $11.066      $11.201            0
                                                                     2008       $11.201       $9.372            0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000       $10.000      $10.017            0
                                                                     2001       $10.017      $10.233       15,344
                                                                     2002       $10.233      $10.198        8,807
                                                                     2003       $10.198      $10.095        9,148
                                                                     2004       $10.095      $10.013        8,613
                                                                     2005       $10.013      $10.121        8,466
                                                                     2006       $10.121      $10.412        5,357
                                                                     2007       $10.412      $10.743          596
                                                                     2008       $10.743      $10.822          596
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000       $10.000       $9.979            0
                                                                     2001        $9.979       $8.611       30,583
                                                                     2002        $8.611       $6.563       27,663
                                                                     2003        $6.563       $8.252       22,062
                                                                     2004        $8.252       $8.974       16,280
                                                                     2005        $8.974       $9.234       13,600
                                                                     2006        $9.234      $10.493       11,359
                                                                     2007       $10.493      $10.857       10,532
                                                                     2008       $10.857       $6.719       10,472
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000       $10.000      $10.072       11,272
                                                                     2001       $10.072       $8.895       33,660
                                                                     2002        $8.895       $7.882       38,904
                                                                     2003        $7.882       $9.784       35,686
                                                                     2004        $9.784      $10.620       34,358
                                                                     2005       $10.620      $11.312       31,135
                                                                     2006       $11.312      $12.794       26,903
                                                                     2007       $12.794      $13.666       24,369
                                                                     2008       $13.666      $10.216       21,783

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     2000       $10.000      $10.139        6,965
                                                                     2001       $10.139       $7.403       39,374
                                                                     2002        $7.403       $5.615       33,686
                                                                     2003        $5.615       $6.479       33,095
                                                                     2004        $6.479       $7.687       30,664
                                                                     2005        $7.687       $8.664       24,526
                                                                     2006        $8.664      $10.252       17,246
                                                                     2007       $10.252      $12.130       10,849
                                                                     2008       $12.130       $7.959        9,641
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000       $10.000       $9.538            0
                                                                     2001        $9.538       $8.770       10,484
                                                                     2002        $8.770       $7.856        7,309
                                                                     2003        $7.856      $11.562        3,758
                                                                     2004       $11.562      $13.998        8,221
                                                                     2005       $13.998      $18.426        7,656
                                                                     2006       $18.426      $24.850        7,720
                                                                     2007       $24.850      $34.317        6,713
                                                                     2008       $34.317      $14.637        7,558
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.829        1,183
                                                                     2001        $9.829       $8.204       26,681
                                                                     2002        $8.204       $5.819       23,623
                                                                     2003        $5.819       $7.149       23,389
                                                                     2004        $7.149       $7.576       18,921
                                                                     2005        $7.576       $8.620       16,845
                                                                     2006        $8.620       $8.825       15,025
                                                                     2007        $8.825      $10.578       12,958
                                                                     2008       $10.578       $5.285       12,957
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000       $10.000      $10.199            0
                                                                     2001       $10.199       $8.093        4,053
                                                                     2002        $8.093       $6.620        5,540
                                                                     2003        $6.620       $8.295        5,205
                                                                     2004        $8.295       $9.575        5,870
                                                                     2005        $9.575      $10.458        5,522
                                                                     2006       $10.458      $12.870        1,302
                                                                     2007       $12.870      $14.500        1,264
                                                                     2008       $14.500       $7.895        1,534

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.310            0
                                                                     2003        $7.310      $10.190            0
                                                                     2004       $10.190      $12.184        1,978
                                                                     2005       $12.184      $14.087          872
                                                                     2006       $14.087      $15.138          621
                                                                     2007       $15.138      $18.258          596
                                                                     2008       $18.258       $9.557          563
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.320            0
                                                                     2001       $10.320       $9.834        4,883
                                                                     2002        $9.834       $6.955       11,310
                                                                     2003        $6.955       $9.679       15,104
                                                                     2004        $9.679      $10.906       20,531
                                                                     2005       $10.906      $12.045       20,354
                                                                     2006       $12.045      $14.297       17,404
                                                                     2007       $14.297      $15.160       17,371
                                                                     2008       $15.160       $8.752       17,813
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000       $10.000      $10.025        5,505
                                                                     2001       $10.025      $10.827        3,542
                                                                     2002       $10.827      $10.491        5,026
                                                                     2003       $10.491      $14.284        2,575
                                                                     2004       $14.284      $19.158        2,484
                                                                     2005       $19.158      $22.052        2,212
                                                                     2006       $22.052      $29.937        1,697
                                                                     2007       $29.937      $24.410          122
                                                                     2008       $24.410      $14.907            0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.123            0
                                                                     2005       $11.123      $12.153          366
                                                                     2006       $12.153      $12.539          350
                                                                     2007       $12.539      $14.499            0
                                                                     2008       $14.499       $7.580            0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.048        4,570
                                                                     2003        $8.048      $10.367        8,888
                                                                     2004       $10.367      $12.005       21,797
                                                                     2005       $12.005      $12.322       17,192
                                                                     2006       $12.322      $14.090       15,363
                                                                     2007       $14.090      $13.571       10,240
                                                                     2008       $13.571       $8.584       10,142
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.838          463
                                                                     2001        $9.838       $6.627       20,768
                                                                     2002        $6.627       $4.400       17,731
                                                                     2003        $4.400       $5.509       18,911
                                                                     2004        $5.509       $5.799        8,543
                                                                     2005        $5.799       $6.155       10,492
                                                                     2006        $6.155       $6.225       10,131
                                                                     2007        $6.225       $7.159        2,674
                                                                     2008        $7.159       $3.591        2,922

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $9.896            0
                                                                     2001        $9.896       $7.464        5,678
                                                                     2002        $7.464       $5.552        1,987
                                                                     2003        $5.552       $7.072        5,057
                                                                     2004        $7.072       $7.414        4,603
                                                                     2005        $7.414       $7.936        4,144
                                                                     2006        $7.936       $8.295        3,024
                                                                     2007        $8.295       $9.136        6,702
                                                                     2008        $9.136       $5.166        6,331
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000       $10.000      $10.159            0
                                                                     2001       $10.159       $8.734        6,178
                                                                     2002        $8.734       $5.989          763
                                                                     2003        $5.989       $7.367          763
                                                                     2006       $10.000      $10.793          636
                                                                     2007       $10.793      $11.472            0
                                                                     2008       $11.472       $7.882            0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.814            0
                                                                     2005       $10.814      $11.443            0
                                                                     2006       $11.443      $12.518            0
                                                                     2007       $12.518      $13.484            0
                                                                     2008       $13.484       $9.477            0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $9.928            0
                                                                     2001        $9.928       $7.453        1,080
                                                                     2002        $7.453       $5.257            0
                                                                     2003        $5.257       $6.963            0
                                                                     2004        $6.963       $7.842        9,707
                                                                     2005        $7.842       $8.609        1,676
                                                                     2006        $8.609       $8.361        1,377
                                                                     2007        $8.361       $9.262            0
                                                                     2008        $9.262       $5.228            0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000      $10.359            0
                                                                     2001       $10.359      $10.201       23,723
                                                                     2002       $10.201       $7.797       15,277
                                                                     2003        $7.797      $10.135       35,028
                                                                     2004       $10.135      $11.085       41,146
                                                                     2005       $11.085      $11.402       23,572
                                                                     2006       $11.402      $13.116       16,545
                                                                     2007       $13.116      $13.524       26,858
                                                                     2008       $13.524       $7.886       27,451

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $9.808            0
                                                                     2001        $9.808       $7.965        2,592
                                                                     2002        $7.965       $5.417        1,096
                                                                     2003        $5.417       $6.571        1,096
                                                                     2004        $6.571       $7.001        1,095
                                                                     2005        $7.001       $7.907        1,094
                                                                     2006        $7.907       $7.725        1,094
                                                                     2007        $7.725       $8.630        5,485
                                                                     2008        $8.630       $5.107        5,484
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.689            0
                                                                     2005       $10.689      $10.858            0
                                                                     2006       $10.858      $11.678            0
                                                                     2007       $11.678      $11.794            0
                                                                     2008       $11.794       $8.886            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.233        2,579
                                                                     2005       $11.233      $11.223        4,497
                                                                     2006       $11.223      $13.049          989
                                                                     2007       $13.049      $13.313            0
                                                                     2008       $13.313       $9.209            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.327            0
                                                                     2006       $11.327      $13.030            0
                                                                     2007       $13.030      $12.507            0
                                                                     2008       $12.507       $8.237            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.945            0
                                                                     2005       $10.945      $11.898        2,038
                                                                     2006       $11.898      $13.851            0
                                                                     2007       $13.851      $14.093            0
                                                                     2008       $14.093       $8.715            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.512            0
                                                                     2005       $11.512      $12.471        1,413
                                                                     2006       $12.471      $14.894          600
                                                                     2007       $14.894      $16.912          237
                                                                     2008       $16.912       $9.913          244

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.226            0
                                                                     2001       $10.226       $9.411          920
                                                                     2002        $9.411       $7.497            0
                                                                     2003        $7.497       $9.391        4,769
                                                                     2004        $9.391      $10.261        4,613
                                                                     2005       $10.261      $10.618        4,758
                                                                     2006       $10.618      $12.103        4,471
                                                                     2007       $12.103      $11.181        4,915
                                                                     2008       $11.181       $6.740        5,003
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000      $10.316            0
                                                                     2001       $10.316       $8.052        2,054
                                                                     2002        $8.052       $6.519          320
                                                                     2003        $6.519       $8.239          320
                                                                     2004        $8.239       $9.414          319
                                                                     2005        $9.414      $10.387            0
                                                                     2006       $10.387      $13.046          286
                                                                     2007       $13.046      $13.901        2,786
                                                                     2008       $13.901       $7.661        2,821
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.292          275
                                                                     2003        $7.292      $10.730          275
                                                                     2004       $10.730      $13.317          275
                                                                     2005       $13.317      $14.017            0
                                                                     2006       $14.017      $16.168            0
                                                                     2007       $16.168      $13.875            0
                                                                     2008       $13.875       $8.273            0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $9.818            0
                                                                     2001        $9.818       $7.551        1,684
                                                                     2002        $7.551       $5.455          724
                                                                     2003        $5.455       $6.700       13,649
                                                                     2004        $6.700       $6.920       17,816
                                                                     2005        $6.920       $7.192        5,256
                                                                     2006        $7.192       $7.457          722
                                                                     2007        $7.457       $7.737          722
                                                                     2008        $7.737       $4.791          722



* Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                   2000       $10.000      $10.129            0
                                                                   2001       $10.129       $7.122          685
                                                                   2002        $7.122       $5.418          683
                                                                   2003        $5.418       $6.714          529
                                                                   2004        $6.714       $7.438        1,799
                                                                   2005        $7.438       $9.006        1,645
                                                                   2006        $9.006       $9.547        1,665
                                                                   2007        $9.547      $11.228            0
                                                                   2008       $11.228       $5.644            0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.495       11,924
                                                                   2001       $10.495       $9.779       26,520
                                                                   2002        $9.779       $7.880       68,216
                                                                   2003        $7.880       $9.906       70,032
                                                                   2004        $9.906      $10.561       70,821
                                                                   2005       $10.561      $10.964       87,204
                                                                   2006       $10.964      $11.973       56,693
                                                                   2007       $11.973      $12.265       49,583
                                                                   2008       $12.265       $7.673       35,472
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                   2000       $10.000      $10.128        3,680
                                                                   2001       $10.128       $7.280       24,391
                                                                   2002        $7.280       $5.637       62,104
                                                                   2003        $5.637       $6.805       70,827
                                                                   2004        $6.805       $7.434       69,444
                                                                   2005        $7.434       $8.635      104,670
                                                                   2006        $8.635       $8.843       81,223
                                                                   2007        $8.843      $10.390       63,707
                                                                   2008       $10.390       $5.349       54,986

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                   2000       $10.000      $10.401        9,466
                                                                   2001       $10.401       $8.407        9,998
                                                                   2002        $8.407       $6.498       23,556
                                                                   2003        $6.498       $8.242       27,735
                                                                   2004        $8.242       $9.133       28,315
                                                                   2005        $9.133       $9.758       26,626
                                                                   2006        $9.758      $12.491       19,381
                                                                   2007       $12.491      $14.191       11,531
                                                                   2008       $14.191       $7.992       10,525
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                   2000       $10.000       $9.869            0
                                                                   2001        $9.869       $8.025            0
                                                                   2002        $8.025       $5.788            0
                                                                   2003        $5.788       $7.460          404
                                                                   2004        $7.460       $8.252        1,075
                                                                   2005        $8.252       $8.663        1,119
                                                                   2006        $8.663      $10.096        1,042
                                                                   2007       $10.096      $11.618            0
                                                                   2008       $11.618       $6.414            0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.319        8,932
                                                                   2001       $10.319       $9.508        9,555
                                                                   2002        $9.508       $8.176       19,240
                                                                   2003        $8.176      $10.614       21,539
                                                                   2004       $10.614      $11.991       25,861
                                                                   2005       $11.991      $12.535       25,247
                                                                   2006       $12.535      $15.025       12,751
                                                                   2007       $15.025      $15.805       10,347
                                                                   2008       $15.805       $9.175        8,164
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                   2000       $10.000       $9.542        3,187
                                                                   2001        $9.542       $6.213        1,156
                                                                   2002        $6.213       $5.671        1,898
                                                                   2003        $5.671       $7.121        3,465
                                                                   2004        $7.121       $7.688        2,309
                                                                   2005        $7.688       $7.722        7,228
                                                                   2006        $7.722       $8.296        6,286
                                                                   2007        $8.296       $8.494        4,919
                                                                   2008        $8.494       $6.418        4,919
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                   2000       $10.000      $10.277        3,460
                                                                   2001       $10.277      $10.334        3,291
                                                                   2002       $10.334       $9.381        3,223
                                                                   2003        $9.381      $11.143        1,835
                                                                   2004       $11.143      $12.154        1,835
                                                                   2005       $12.154      $12.778        1,835
                                                                   2006       $12.778      $14.346        1,835
                                                                   2007       $14.346      $14.552        1,835
                                                                   2008       $14.552      $10.543        1,835

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                   2000       $10.000      $10.018            0
                                                                   2001       $10.018      $10.788       30,313
                                                                   2002       $10.788      $11.189       40,152
                                                                   2003       $11.189      $11.927       48,405
                                                                   2004       $11.927      $12.337       18,622
                                                                   2005       $12.337      $12.530       27,659
                                                                   2006       $12.530      $13.018       21,104
                                                                   2007       $13.018      $13.561       15,838
                                                                   2008       $13.561      $12.140       14,440
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                   2000       $10.000      $10.010            0
                                                                   2001       $10.010      $10.322            0
                                                                   2002       $10.322      $10.736          612
                                                                   2003       $10.736      $10.788            0
                                                                   2004       $10.788      $10.755          191
                                                                   2005       $10.755      $10.770        1,211
                                                                   2006       $10.770      $11.040        3,513
                                                                   2007       $11.040      $11.170        3,513
                                                                   2008       $11.170       $9.342        2,493
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                   2000       $10.000      $10.017            0
                                                                   2001       $10.017      $10.229        8,819
                                                                   2002       $10.229      $10.189          512
                                                                   2003       $10.189      $10.082        1,799
                                                                   2004       $10.082       $9.997       13,218
                                                                   2005        $9.997      $10.101        1,307
                                                                   2006       $10.101      $10.387        3,029
                                                                   2007       $10.387      $10.712        1,724
                                                                   2008       $10.712      $10.788        1,161
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                   2000       $10.000       $9.978            0
                                                                   2001        $9.978       $8.908            0
                                                                   2002        $8.908       $6.558       10,797
                                                                   2003        $6.558       $8.242       11,050
                                                                   2004        $8.242       $8.959       14,880
                                                                   2005        $8.959       $9.215       14,996
                                                                   2006        $9.215      $10.468        4,107
                                                                   2007       $10.468      $10.827        2,605
                                                                   2008       $10.827       $6.697            0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                   2000       $10.000      $10.071        1,636
                                                                   2001       $10.071       $8.891       20,009
                                                                   2002        $8.891       $7.875       49,021
                                                                   2003        $7.875       $9.773       59,626
                                                                   2004        $9.773      $10.602       61,133
                                                                   2005       $10.602      $11.289       75,099
                                                                   2006       $11.289      $12.764       68,338
                                                                   2007       $12.764      $13.628       58,789
                                                                   2008       $13.628      $10.183       52,845

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                   2000       $10.000      $10.139        1,818
                                                                   2001       $10.139       $7.400        2,088
                                                                   2002        $7.400       $5.610       15,213
                                                                   2003        $5.610       $6.471       14,147
                                                                   2004        $6.471       $7.675       11,092
                                                                   2005        $7.675       $8.647       17,619
                                                                   2006        $8.647      $10.227        9,285
                                                                   2007       $10.227      $12.096        9,074
                                                                   2008       $12.096       $7.934        8,251
-----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                   2000       $10.000       $9.538            0
                                                                   2001        $9.538       $8.314            0
                                                                   2002        $8.314       $7.850           72
                                                                   2003        $7.850      $11.548        2,072
                                                                   2004       $11.548      $13.975        2,841
                                                                   2005       $13.975      $18.389        1,566
                                                                   2006       $18.389      $24.790        1,463
                                                                   2007       $24.790      $34.221          286
                                                                   2008       $34.221      $14.590          286
-----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.829            0
                                                                   2001        $9.829       $8.200          272
                                                                   2002        $8.200       $5.814          984
                                                                   2003        $5.814       $7.140        3,987
                                                                   2004        $7.140       $7.564        2,553
                                                                   2005        $7.564       $8.603        5,195
                                                                   2006        $8.603       $8.804        5,262
                                                                   2007        $8.804      $10.549        3,640
                                                                   2008       $10.549       $5.268        3,638
-----------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                   2000       $10.000      $10.199            0
                                                                   2001       $10.199       $8.709            0
                                                                   2002        $8.709       $6.615           85
                                                                   2003        $6.615       $8.285        1,574
                                                                   2004        $8.285       $9.560        5,651
                                                                   2005        $9.560      $10.437        5,219
                                                                   2006       $10.437      $12.839        1,836
                                                                   2007       $12.839      $14.460        1,308
                                                                   2008       $14.460       $7.870            0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                   2002       $10.000       $7.308            0
                                                                   2003        $7.308      $10.183          229
                                                                   2004       $10.183      $12.171          582
                                                                   2005       $12.171      $14.066          545
                                                                   2006       $14.066      $15.110          550
                                                                   2007       $15.110      $18.217          473
                                                                   2008       $18.217       $9.532            0
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                   2000       $10.000      $10.319            0
                                                                   2001       $10.319       $9.823        4,366
                                                                   2002        $9.823       $6.950        5,625
                                                                   2003        $6.950       $9.667        6,359
                                                                   2004        $9.667      $10.889        9,214
                                                                   2005       $10.889      $12.021        5,765
                                                                   2006       $12.021      $14.262        2,786
                                                                   2007       $14.262      $15.118        1,045
                                                                   2008       $15.118       $8.724          479
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                   2000       $10.000      $10.025            0
                                                                   2001       $10.025      $10.823        1,035
                                                                   2002       $10.823      $10.482        1,049
                                                                   2003       $10.482      $14.267          454
                                                                   2004       $14.267      $19.127        1,937
                                                                   2005       $19.127      $22.008        1,901
                                                                   2006       $22.008      $29.865        1,809
                                                                   2007       $29.865      $24.342          243
                                                                   2008       $24.342      $14.859          243
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                   2004       $10.000      $11.120            0
                                                                   2005       $11.120      $12.144            0
                                                                   2006       $12.144      $12.525            0
                                                                   2007       $12.525      $14.477            0
                                                                   2008       $14.477       $7.565            0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                   2002       $10.000       $8.046        1,534
                                                                   2003        $8.046      $10.361        1,824
                                                                   2004       $10.361      $11.992        7,406
                                                                   2005       $11.992      $12.304       12,710
                                                                   2006       $12.304      $14.063        9,643
                                                                   2007       $14.063      $13.540        8,597
                                                                   2008       $13.540       $8.561        7,066
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.838        3,527
                                                                   2001        $9.838       $6.982            0
                                                                   2002        $6.982       $4.396        2,081
                                                                   2003        $4.396       $5.503        4,849
                                                                   2004        $5.503       $5.789        8,506
                                                                   2005        $5.789       $6.142       12,432
                                                                   2006        $6.142       $6.210        6,726
                                                                   2007        $6.210       $7.139        3,974
                                                                   2008        $7.139       $3.579        3,974

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                   2000       $10.000       $9.895            0
                                                                   2001        $9.895       $7.592            0
                                                                   2002        $7.592       $5.548          236
                                                                   2003        $5.548       $7.063          572
                                                                   2004        $7.063       $7.402        2,302
                                                                   2005        $7.402       $7.920        2,276
                                                                   2006        $7.920       $8.275        4,062
                                                                   2007        $8.275       $9.111           22
                                                                   2008        $9.111       $5.150           22
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                   2000       $10.000      $10.158            0
                                                                   2001       $10.158       $8.975            0
                                                                   2002        $8.975       $5.984           55
                                                                   2003        $5.984       $7.358           17
                                                                   2006       $10.000      $10.790          989
                                                                   2007       $10.790      $11.464          712
                                                                   2008       $11.464       $7.874          711
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                   2004       $10.000      $10.811            0
                                                                   2005       $10.811      $11.435          741
                                                                   2006       $11.435      $12.505          741
                                                                   2007       $12.505      $13.464          741
                                                                   2008       $13.464       $9.460          741
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                   2000       $10.000       $9.927            0
                                                                   2001        $9.927       $7.633            0
                                                                   2002        $7.633       $5.253           60
                                                                   2003        $5.253       $6.955           18
                                                                   2004        $6.955       $7.830          368
                                                                   2005        $7.830       $8.592          370
                                                                   2006        $8.592       $8.341          373
                                                                   2007        $8.341       $9.236           22
                                                                   2008        $9.236       $5.211           21
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                   2000       $10.000      $10.359            0
                                                                   2001       $10.359      $10.196       10,100
                                                                   2002       $10.196       $7.791       13,476
                                                                   2003        $7.791      $10.123       20,083
                                                                   2004       $10.123      $11.067       23,653
                                                                   2005       $11.067      $11.379       25,611
                                                                   2006       $11.379      $13.085       15,549
                                                                   2007       $13.085      $13.485       12,548
                                                                   2008       $13.485       $7.861        8,840

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                   2000       $10.000       $9.810          576
                                                                   2001        $9.810       $8.100            0
                                                                   2002        $8.100       $5.412           58
                                                                   2003        $5.412       $6.563           19
                                                                   2004        $6.563       $6.990          382
                                                                   2005        $6.990       $7.891          362
                                                                   2006        $7.891       $7.707          362
                                                                   2007        $7.707       $8.606            0
                                                                   2008        $8.606       $5.090            0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                   2004       $10.000      $10.686            0
                                                                   2005       $10.686      $10.851          728
                                                                   2006       $10.851      $11.665          728
                                                                   2007       $11.666      $11.777        1,743
                                                                   2008       $11.777       $8.870        1,743
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                   2004       $10.000      $11.230        1,381
                                                                   2005       $11.230      $11.216        4,392
                                                                   2006       $11.216      $13.036        4,684
                                                                   2007       $13.036      $13.294        4,426
                                                                   2008       $13.294       $9.192        4,762
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                   2005       $10.000      $11.324            0
                                                                   2006       $11.324      $13.021            0
                                                                   2007       $13.021      $12.493            0
                                                                   2008       $12.493       $8.225            0
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                   2004       $10.000      $10.942            0
                                                                   2005       $10.942      $11.891        1,820
                                                                   2006       $11.891      $13.837        6,617
                                                                   2007       $13.837      $14.073        8,516
                                                                   2008       $14.073       $8.700        8,517
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                   2004       $10.000      $11.509            0
                                                                   2005       $11.509      $12.462        1,482
                                                                   2006       $12.462      $14.878        2,836
                                                                   2007       $14.878      $16.883        2,835
                                                                   2008       $16.883       $9.894        2,835

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
      BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                   2000       $10.000      $10.225            0
                                                                   2001       $10.225       $9.407        1,046
                                                                   2002        $9.407       $7.491        1,088
                                                                   2003        $7.491       $9.380        1,013
                                                                   2004        $9.380      $10.244          967
                                                                   2005       $10.244      $10.596            0
                                                                   2006       $10.596      $12.073            0
                                                                   2007       $12.073      $11.150            0
                                                                   2008       $11.150       $6.718            0
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                   2000       $10.000      $10.316            0
                                                                   2001       $10.316       $8.517            0
                                                                   2002        $8.517       $6.514           87
                                                                   2003        $6.514       $8.229        2,070
                                                                   2004        $8.229       $9.399        3,175
                                                                   2005        $9.399      $10.366        1,483
                                                                   2006       $10.366      $13.014        1,346
                                                                   2007       $13.014      $13.861            0
                                                                   2008       $13.861       $7.636            0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                   2002       $10.000       $7.290            0
                                                                   2003        $7.290      $10.723            0
                                                                   2004       $10.723      $13.303          897
                                                                   2005       $13.303      $13.997          897
                                                                   2006       $13.997      $16.138          897
                                                                   2007       $16.138      $13.844            0
                                                                   2008       $13.844       $8.251            0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                   2000       $10.000       $9.817            0
                                                                   2001        $9.817       $7.979            0
                                                                   2002        $7.979       $5.450        5,560
                                                                   2003        $5.450       $6.692        5,951
                                                                   2004        $6.692       $6.909        7,436
                                                                   2005        $6.909       $7.178        9,394
                                                                   2006        $7.178       $7.439        5,273
                                                                   2007        $7.439       $7.716        1,478
                                                                   2008        $7.716       $4.775            0



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                      2000       $10.000      $10.129           0
                                                                      2001       $10.129       $7.254           0
                                                                      2002        $7.254       $5.412           0
                                                                      2003        $5.412       $6.701           0
                                                                      2004        $6.701       $7.420           0
                                                                      2005        $7.420       $8.979           0
                                                                      2006        $8.979       $9.512           0
                                                                      2007        $9.512      $11.181           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.495           0
                                                                      2001       $10.495      $10.473           0
                                                                      2002       $10.473       $7.871           0
                                                                      2003        $7.871       $9.888       1,371
                                                                      2004        $9.888      $10.536       1,295
                                                                      2005       $10.536      $10.931       1,222
                                                                      2006       $10.931      $11.930       1,154
                                                                      2007       $11.930      $12.213         362
                                                                      2008       $12.213       $7.636         361
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                      2000       $10.000      $10.128           0
                                                                      2001       $10.128       $7.242           0
                                                                      2002        $7.242       $5.630           0
                                                                      2003        $5.630       $6.793      10,363
                                                                      2004        $6.793       $7.416      10,252
                                                                      2005        $7.416       $8.609      10,153
                                                                      2006        $8.609       $8.811      10,064
                                                                      2007        $8.811      $10.346       8,500
                                                                      2008       $10.346       $5.323       6,541

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                      2000       $10.000      $10.401           0
                                                                      2001       $10.401       $8.774           0
                                                                      2002        $8.774       $6.491           0
                                                                      2003        $6.491       $8.227         818
                                                                      2004        $8.227       $9.111         782
                                                                      2005        $9.111       $9.729         750
                                                                      2006        $9.729      $12.445         723
                                                                      2007       $12.445      $14.131         307
                                                                      2008       $14.131       $7.954         306
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                      2000       $10.000       $9.869           0
                                                                      2001        $9.869       $8.021           0
                                                                      2002        $8.021       $5.781           0
                                                                      2003        $5.781       $7.446           0
                                                                      2004        $7.446       $8.232           0
                                                                      2005        $8.232       $8.637           0
                                                                      2006        $8.637      $10.059           0
                                                                      2007       $10.059      $11.569           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.319           0
                                                                      2001       $10.319       $9.946           0
                                                                      2002        $9.946       $8.166           0
                                                                      2003        $8.166      $10.595         372
                                                                      2004       $10.595      $11.962         371
                                                                      2005       $11.962      $12.497         370
                                                                      2006       $12.497      $14.971         369
                                                                      2007       $14.971      $15.738         369
                                                                      2008       $15.738       $9.131         368
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                      2000       $10.000       $9.542           0
                                                                      2001        $9.542       $7.393           0
                                                                      2002        $7.393       $5.664           0
                                                                      2003        $5.664       $7.108           0
                                                                      2004        $7.108       $7.670           0
                                                                      2005        $7.670       $7.699           0
                                                                      2006        $7.699       $8.266           0
                                                                      2007        $8.266       $8.458           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                      2000       $10.000      $10.277           0
                                                                      2001       $10.277      $10.503           0
                                                                      2002       $10.503       $9.370           0
                                                                      2003        $9.370      $11.123           0
                                                                      2004       $11.123      $12.124           0
                                                                      2005       $12.124      $12.740           0
                                                                      2006       $12.740      $14.294           0
                                                                      2007       $14.294      $14.490           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                      2000       $10.000      $10.018           0
                                                                      2001       $10.018      $10.591           0
                                                                      2002       $10.591      $11.175           0
                                                                      2003       $11.175      $11.905       5,085
                                                                      2004       $11.905      $12.307       5,048
                                                                      2005       $12.307      $12.492       5,011
                                                                      2006       $12.492      $12.971       4,975
                                                                      2007       $12.971      $13.504       4,742
                                                                      2008       $13.504      $12.082       4,741
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                      2000       $10.000      $10.007           0
                                                                      2001       $10.007      $10.318           0
                                                                      2002       $10.318      $10.723           0
                                                                      2003       $10.723      $10.769           0
                                                                      2004       $10.769      $10.729           0
                                                                      2005       $10.729      $10.737           0
                                                                      2006       $10.737      $11.000           0
                                                                      2007       $11.000      $11.123           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                      2000       $10.000      $10.017           0
                                                                      2001       $10.017      $10.196           0
                                                                      2002       $10.196      $10.177           0
                                                                      2003       $10.177      $10.064         821
                                                                      2004       $10.064       $9.972         746
                                                                      2005        $9.972      $10.070         670
                                                                      2006       $10.070      $10.350         596
                                                                      2007       $10.350      $10.667           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                      2000       $10.000       $9.978           0
                                                                      2001        $9.978       $8.904           0
                                                                      2002        $8.904       $6.550           0
                                                                      2003        $6.550       $8.227           0
                                                                      2004        $8.227       $8.938           0
                                                                      2005        $8.938       $9.188           0
                                                                      2006        $9.188      $10.430           0
                                                                      2007       $10.430      $10.781           0
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                      2000       $10.000      $10.071           0
                                                                      2001       $10.071       $9.115           0
                                                                      2002        $9.115       $7.866           0
                                                                      2003        $7.866       $9.755         740
                                                                      2004        $9.755      $10.577         740
                                                                      2005       $10.577      $11.255         740
                                                                      2006       $11.255      $12.718         740
                                                                      2007       $12.718      $13.570           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                      2000       $10.000      $10.139           0
                                                                      2001       $10.139       $8.352           0
                                                                      2002        $8.352       $5.603           0
                                                                      2003        $5.603       $6.459       6,026
                                                                      2004        $6.459       $7.656       6,026
                                                                      2005        $7.656       $8.621       6,026
                                                                      2006        $8.621      $10.190       6,026
                                                                      2007       $10.190      $12.045       6,026
                                                                      2008       $12.045       $7.895       4,331
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                      2000       $10.000       $9.538           0
                                                                      2001        $9.538       $8.310           0
                                                                      2002        $8.310       $7.840           0
                                                                      2003        $7.840      $11.527           0
                                                                      2004       $11.527      $13.942           0
                                                                      2005       $13.942      $18.333           0
                                                                      2006       $18.333      $24.700           0
                                                                      2007       $24.700      $34.077           0
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $9.829           0
                                                                      2001        $9.829       $8.235           0
                                                                      2002        $8.235       $5.807           0
                                                                      2003        $5.807       $7.127           0
                                                                      2004        $7.127       $7.545           0
                                                                      2005        $7.545       $8.577           0
                                                                      2006        $8.577       $8.772           0
                                                                      2007        $8.772      $10.504           0
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                      2000       $10.000      $10.199           0
                                                                      2001       $10.199       $8.706           0
                                                                      2002        $8.706       $6.607           0
                                                                      2003        $6.607       $8.270           0
                                                                      2004        $8.270       $9.537           0
                                                                      2005        $9.537      $10.406           0
                                                                      2006       $10.406      $12.792           0
                                                                      2007       $12.792      $14.399           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                      2002       $10.000       $7.305           0
                                                                      2003        $7.305      $10.173           0
                                                                      2004       $10.173      $12.152           0
                                                                      2005       $12.152      $14.036           0
                                                                      2006       $14.036      $15.067           0
                                                                      2007       $15.067      $18.155           0
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                      2000       $10.000      $10.319           0
                                                                      2001       $10.319       $9.940           0
                                                                      2002        $9.940       $6.941           0
                                                                      2003        $6.941       $9.649           0
                                                                      2004        $9.649      $10.862           0
                                                                      2005       $10.862      $11.985           0
                                                                      2006       $11.985      $14.211           0
                                                                      2007       $14.211      $15.054           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                      2000       $10.000      $10.025           0
                                                                      2001       $10.025      $11.169           0
                                                                      2002       $11.169      $10.469           0
                                                                      2003       $10.469      $14.241           0
                                                                      2004       $14.241      $19.081           0
                                                                      2005       $19.081      $21.942           0
                                                                      2006       $21.942      $29.757           0
                                                                      2007       $29.757      $24.239           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                      2004       $10.000      $11.116           0
                                                                      2005       $11.116      $12.132           0
                                                                      2006       $12.132      $12.505           0
                                                                      2007       $12.505      $14.445           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                      2002       $10.000       $8.043           0
                                                                      2003        $8.043      $10.350           0
                                                                      2004       $10.350      $11.973           0
                                                                      2005       $11.973      $12.277           0
                                                                      2006       $12.277      $14.024           0
                                                                      2007       $14.024      $13.494           0
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $9.838           0
                                                                      2001        $9.838       $6.979           0
                                                                      2002        $6.979       $4.390           0
                                                                      2003        $4.390       $5.493           0
                                                                      2004        $5.493       $5.775           0
                                                                      2005        $5.775       $6.124           0
                                                                      2006        $6.124       $6.188           0
                                                                      2007        $6.188       $7.109           0
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                      2000       $10.000       $9.895           0
                                                                      2001        $9.895       $7.589           0
                                                                      2002        $7.589       $5.541           0
                                                                      2003        $5.541       $7.050           0
                                                                      2004        $7.050       $7.385           0
                                                                      2005        $7.385       $7.896           0
                                                                      2006        $7.896       $8.245           0
                                                                      2007        $8.245       $9.072           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                      2000       $10.000      $10.158           0
                                                                      2001       $10.158       $8.971           0
                                                                      2002        $8.971       $5.977           0
                                                                      2003        $5.977       $7.344           0
                                                                      2006       $10.000      $10.785           0
                                                                      2007       $10.785      $11.452           0
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                      2004       $10.000      $10.807           0
                                                                      2005       $10.807      $11.424           0
                                                                      2006       $11.424      $12.484           0
                                                                      2007       $12.484      $13.434           0
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                      2000       $10.000       $9.927           0
                                                                      2001        $9.927       $7.630           0
                                                                      2002        $7.630       $5.246           0
                                                                      2003        $5.246       $6.942           0
                                                                      2004        $6.942       $7.811           0
                                                                      2005        $7.811       $8.566           0
                                                                      2006        $8.566       $8.311           0
                                                                      2007        $8.311       $9.197           0
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                      2000       $10.000      $10.356           0
                                                                      2001       $10.356      $10.534           0
                                                                      2002       $10.534       $7.781           0
                                                                      2003        $7.781      $10.104           0
                                                                      2004       $10.104      $11.040           0
                                                                      2005       $11.040      $11.344           0
                                                                      2006       $11.344      $13.038           0
                                                                      2007       $13.038      $13.429           0
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                      2000       $10.000       $9.807           0
                                                                      2001        $9.807       $8.097           0
                                                                      2002        $8.097       $5.406           0
                                                                      2003        $5.406       $6.551           0
                                                                      2004        $6.551       $6.973           0
                                                                      2005        $6.973       $7.867           0
                                                                      2006        $7.867       $7.679           0
                                                                      2007        $7.679       $8.570           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                      2004       $10.000      $10.682           0
                                                                      2005       $10.682      $10.840           0
                                                                      2006       $10.840      $11.647           0
                                                                      2007       $11.647      $11.751           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.226           0
                                                                      2005       $11.226      $11.204           0
                                                                      2006       $11.204      $13.014           0
                                                                      2007       $13.014      $13.264           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2005       $10.000      $11.319           0
                                                                      2006       $11.319      $13.008       4,583
                                                                      2007       $13.008      $12.473           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2004       $10.000      $10.938           0
                                                                      2005       $10.938      $11.878           0
                                                                      2006       $11.878      $13.814           0
                                                                      2007       $13.814      $14.041           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2004       $10.000      $11.504           0
                                                                      2005       $11.504      $12.450           0
                                                                      2006       $12.450      $14.854           0
                                                                      2007       $14.854      $16.846           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2000       $10.000      $10.225           0
                                                                      2001       $10.225       $9.844           0
                                                                      2002        $9.844       $7.482           0
                                                                      2003        $7.482       $9.362           0
                                                                      2004        $9.362      $10.219           0
                                                                      2005       $10.219      $10.564           0
                                                                      2006       $10.564      $12.030           0
                                                                      2007       $12.030      $11.103           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2000       $10.000      $10.316           0
                                                                      2001       $10.316       $8.514           0
                                                                      2002        $8.514       $6.506           0
                                                                      2003        $6.506       $8.214           0
                                                                      2004        $8.214       $9.376           0
                                                                      2005        $9.376      $10.335           0
                                                                      2006       $10.335      $12.967           0
                                                                      2007       $12.967      $13.803           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                      2002       $10.000       $7.287           0
                                                                      2003        $7.287      $10.712           0
                                                                      2004       $10.712      $13.282           0
                                                                      2005       $13.282      $13.966           0
                                                                      2006       $13.966      $16.093           0
                                                                      2007       $16.093      $13.797           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                       INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2000       $10.000       $9.817           0
                                                                      2001        $9.817       $7.976           0
                                                                      2002        $7.976       $5.444           0
                                                                      2003        $5.444       $6.680           0
                                                                      2004        $6.680       $6.892           0
                                                                      2005        $6.892       $7.156           0
                                                                      2006        $7.156       $7.413           0
                                                                      2007        $7.413       $7.683           0



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                      2000       $10.000      $10.129           0
                                                                      2001       $10.129       $6.594           0
                                                                      2002        $6.594       $4.920           0
                                                                      2003        $4.920       $6.092         826
                                                                      2004        $6.092       $6.746         825
                                                                      2005        $6.746       $8.162         824
                                                                      2006        $8.162       $8.648         823
                                                                      2007        $8.648      $10.165         822
                                                                      2008       $10.165       $5.106         822
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.494           0
                                                                      2001       $10.494       $9.704      10,388
                                                                      2002        $9.704       $7.815      19,689
                                                                      2003        $7.815       $9.819      33,534
                                                                      2004        $9.819      $10.462      25,533
                                                                      2005       $10.462      $10.854      36,899
                                                                      2006       $10.854      $11.846      30,433
                                                                      2007       $11.846      $12.127      18,178
                                                                      2008       $12.127       $7.582      15,234
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                      2000       $10.000      $10.127           0
                                                                      2001       $10.127       $6.659       6,558
                                                                      2002        $6.659       $5.153      27,362
                                                                      2003        $5.153       $6.217      48,892
                                                                      2004        $6.217       $6.788      41,361
                                                                      2005        $6.788       $7.879      44,749
                                                                      2006        $7.879       $8.064      33,366
                                                                      2007        $8.064       $9.469      26,821
                                                                      2008        $9.469       $4.872      23,995

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                      2000       $10.000      $10.400           0
                                                                      2001       $10.400       $8.344       3,180
                                                                      2002        $8.344       $6.446      13,466
                                                                      2003        $6.446       $8.170      24,573
                                                                      2004        $8.170       $9.048      18,963
                                                                      2005        $9.048       $9.662      19,057
                                                                      2006        $9.662      $12.359      15,677
                                                                      2007       $12.359      $14.033      14,253
                                                                      2008       $14.033       $7.899      14,009
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                      2000       $10.000       $9.868           0
                                                                      2001        $9.868       $7.356           0
                                                                      2002        $7.356       $5.301           0
                                                                      2003        $5.301       $6.829       1,144
                                                                      2004        $6.829       $7.549       1,127
                                                                      2005        $7.549       $7.920       1,370
                                                                      2006        $7.920       $9.225       1,344
                                                                      2007        $9.225      $10.609       1,324
                                                                      2008       $10.609       $5.853       1,301
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                      2000       $10.000      $10.318           0
                                                                      2001       $10.318       $9.468         126
                                                                      2002        $9.468       $8.136       9,357
                                                                      2003        $8.136      $10.556      14,353
                                                                      2004       $10.556      $11.919       9,577
                                                                      2005       $11.919      $12.451      11,113
                                                                      2006       $12.451      $14.916       7,278
                                                                      2007       $14.916      $15.681       7,510
                                                                      2008       $15.681       $9.098       4,212
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                      2000       $10.000       $9.541           0
                                                                      2001        $9.541       $5.438         426
                                                                      2002        $5.438       $4.961       2,107
                                                                      2003        $4.961       $6.225       2,720
                                                                      2004        $6.225       $6.717       2,557
                                                                      2005        $6.717       $6.743       1,868
                                                                      2006        $6.743       $7.240       1,254
                                                                      2007        $7.240       $7.408       1,244
                                                                      2008        $7.408       $5.594         335
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                      2000       $10.000      $10.276           0
                                                                      2001       $10.276      $10.242           0
                                                                      2002       $10.242       $9.137           0
                                                                      2003        $9.137      $10.846       1,796
                                                                      2004       $10.846      $11.823       1,070
                                                                      2005       $11.823      $12.423       1,205
                                                                      2006       $12.423      $13.939         218
                                                                      2007       $13.939      $14.131         979
                                                                      2008       $14.131      $10.232         869

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                      2000       $10.000      $10.017           0
                                                                      2001       $10.017      $11.192           0
                                                                      2002       $11.192      $11.601      12,379
                                                                      2003       $11.601      $12.359      15,998
                                                                      2004       $12.359      $12.775      11,235
                                                                      2005       $12.775      $12.968      12,084
                                                                      2006       $12.968      $13.465      12,224
                                                                      2007       $13.465      $14.018      12,766
                                                                      2008       $14.018      $12.542      12,556
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                      2000       $10.000      $10.006           0
                                                                      2001       $10.006      $10.401           0
                                                                      2002       $10.401      $10.810       2,594
                                                                      2003       $10.810      $10.856       9,747
                                                                      2004       $10.856      $10.816      12,536
                                                                      2005       $10.816      $10.824      16,513
                                                                      2006       $10.824      $11.089      15,658
                                                                      2007       $11.089      $11.213      14,516
                                                                      2008       $11.213       $9.372      14,926
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                      2000       $10.000      $10.016           0
                                                                      2001       $10.016      $10.274       1,302
                                                                      2002       $10.274      $10.228       8,893
                                                                      2003       $10.228      $10.115       4,973
                                                                      2004       $10.115      $10.023       5,949
                                                                      2005       $10.023      $10.121      13,472
                                                                      2006       $10.121      $10.402      22,394
                                                                      2007       $10.402      $10.721      16,764
                                                                      2008       $10.721      $10.790      25,252
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                      2000       $10.000       $9.978           0
                                                                      2001        $9.978       $8.218           0
                                                                      2002        $8.218       $6.046       5,382
                                                                      2003        $6.046       $7.593       7,145
                                                                      2004        $7.593       $8.250       5,534
                                                                      2005        $8.250       $8.480       6,659
                                                                      2006        $8.480       $9.627       5,653
                                                                      2007        $9.627       $9.951       4,540
                                                                      2008        $9.951       $6.152       4,544
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                      2000       $10.000      $10.071           0
                                                                      2001       $10.071       $8.447      16,545
                                                                      2002        $8.447       $7.477      30,864
                                                                      2003        $7.477       $9.273      34,527
                                                                      2004        $9.273      $10.054      80,279
                                                                      2005       $10.054      $10.699      79,224
                                                                      2006       $10.699      $12.089      58,835
                                                                      2007       $12.089      $12.900      60,892
                                                                      2008       $12.900       $9.633      39,513

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                      2000       $10.000      $10.139           0
                                                                      2001       $10.139       $7.308       2,704
                                                                      2002        $7.308       $5.538       4,008
                                                                      2003        $5.538       $6.384       6,900
                                                                      2004        $6.384       $7.567       5,496
                                                                      2005        $7.567       $8.520       5,897
                                                                      2006        $8.520      $10.071       3,704
                                                                      2007       $10.071      $11.904       6,042
                                                                      2008       $11.904       $7.803       6,014
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                      2000       $10.000       $9.537           0
                                                                      2001        $9.537       $7.308           0
                                                                      2002        $7.308       $6.894         949
                                                                      2003        $6.894      $10.137       1,030
                                                                      2004       $10.137      $12.260       1,920
                                                                      2005       $12.260      $16.121       2,734
                                                                      2006       $16.121      $21.720       4,257
                                                                      2007       $21.720      $29.966       3,247
                                                                      2008       $29.966      $12.768         351
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $9.828           0
                                                                      2001        $9.828       $7.192           0
                                                                      2002        $7.192       $5.072       3,861
                                                                      2003        $5.072       $6.224       1,931
                                                                      2004        $6.224       $6.590       1,957
                                                                      2005        $6.590       $7.491       2,028
                                                                      2006        $7.491       $7.661       2,037
                                                                      2007        $7.661       $9.174       1,913
                                                                      2008        $9.174       $4.579       1,987
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                      2000       $10.000      $10.198           0
                                                                      2001       $10.198       $8.396           0
                                                                      2002        $8.396       $6.372           0
                                                                      2003        $6.372       $7.976         111
                                                                      2004        $7.976       $9.198         453
                                                                      2005        $9.198      $10.036       1,201
                                                                      2006       $10.036      $12.337       1,172
                                                                      2007       $12.337      $13.887       1,152
                                                                      2008       $13.887       $7.554         224

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                      2002       $10.000       $7.305           0
                                                                      2003        $7.305      $10.173       1,029
                                                                      2004       $10.173      $12.152       2,782
                                                                      2005       $12.152      $14.036       3,298
                                                                      2006       $14.036      $15.067       2,214
                                                                      2007       $15.067      $18.155       1,446
                                                                      2008       $18.155       $9.494       1,166
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                      2000       $10.000      $10.319           0
                                                                      2001       $10.319       $9.471           0
                                                                      2002        $9.471       $6.613       6,599
                                                                      2003        $6.613       $9.194       8,897
                                                                      2004        $9.194      $10.349       4,690
                                                                      2005       $10.349      $11.419       6,683
                                                                      2006       $11.419      $13.540       6,618
                                                                      2007       $13.540      $14.343       6,004
                                                                      2008       $14.343       $8.272       5,639
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                      2000       $10.000      $10.024           0
                                                                      2001       $10.024      $11.974           0
                                                                      2002       $11.974      $11.224         356
                                                                      2003       $11.224      $15.267         915
                                                                      2004       $15.267      $20.456       1,308
                                                                      2005       $20.456      $23.523       1,678
                                                                      2006       $23.523      $31.901       1,617
                                                                      2007       $31.901      $25.986       1,573
                                                                      2008       $25.986      $15.853       1,083
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                      2004       $10.000      $11.116         203
                                                                      2005       $11.116      $12.135         194
                                                                      2006       $12.135      $12.508         199
                                                                      2007       $12.508      $14.449         179
                                                                      2008       $14.449       $7.546         222
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                      2002       $10.000       $8.043       2,151
                                                                      2003        $8.043      $10.350       7,639
                                                                      2004       $10.350      $11.973       9,193
                                                                      2005       $11.973      $12.277      19,535
                                                                      2006       $12.277      $14.024      16,587
                                                                      2007       $14.024      $13.494      16,310
                                                                      2008       $13.494       $8.527      14,374
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                      2000       $10.000       $9.837           0
                                                                      2001        $9.837       $5.754           0
                                                                      2002        $5.754       $3.620       5,789
                                                                      2003        $3.620       $4.528       4,743
                                                                      2004        $4.528       $4.761       5,792
                                                                      2005        $4.761       $5.049       9,459
                                                                      2006        $5.049       $5.101       8,374
                                                                      2007        $5.101       $5.861       8,502
                                                                      2008        $5.861       $2.937       4,980

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                      2000       $10.000       $9.895           0
                                                                      2001        $9.895       $6.316           0
                                                                      2002        $6.316       $4.612           0
                                                                      2003        $4.612       $5.868         202
                                                                      2004        $5.868       $6.146       1,252
                                                                      2005        $6.146       $6.571       1,329
                                                                      2006        $6.571       $6.863       1,441
                                                                      2007        $6.863       $7.551       1,548
                                                                      2008        $7.551       $4.265       1,544
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                      2000       $10.000      $10.158           0
                                                                      2001       $10.158       $8.307           0
                                                                      2002        $8.307       $5.534           0
                                                                      2003        $5.534       $6.800         122
                                                                      2004        $6.800       $7.066         126
                                                                      2005        $7.066       $7.334         131
                                                                      2006       $10.000      $10.785         102
                                                                      2007       $10.785      $11.452         100
                                                                      2008       $11.452       $7.861          98
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                      2004       $10.000      $10.807           0
                                                                      2005       $10.807      $11.424         739
                                                                      2006       $11.424      $12.484         723
                                                                      2007       $12.484      $13.434           0
                                                                      2008       $13.434       $9.433           0
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                      2000       $10.000       $9.927           0
                                                                      2001        $9.927       $6.808           0
                                                                      2002        $6.808       $4.681           0
                                                                      2003        $4.681       $6.194          25
                                                                      2004        $6.194       $6.969       4,201
                                                                      2005        $6.969       $7.643       5,091
                                                                      2006        $7.643       $7.415       5,175
                                                                      2007        $7.415       $8.206       5,367
                                                                      2008        $8.206       $4.627       3,926
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                      2000       $10.000      $10.356           0
                                                                      2001       $10.356      $10.108           0
                                                                      2002       $10.108       $7.467      10,597
                                                                      2003        $7.467       $9.696       9,853
                                                                      2004        $9.696      $10.594       7,909
                                                                      2005       $10.594      $10.886      11,801
                                                                      2006       $10.886      $12.511      11,751
                                                                      2007       $12.511      $12.886      10,537
                                                                      2008       $12.886       $7.507       9,508

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                      2000       $10.000       $9.807           0
                                                                      2001        $9.807       $7.294           0
                                                                      2002        $7.294       $4.869           0
                                                                      2003        $4.869       $5.901           0
                                                                      2004        $5.901       $6.281           0
                                                                      2005        $6.281       $7.086           0
                                                                      2006        $7.086       $6.917           0
                                                                      2007        $6.917       $7.719           0
                                                                      2008        $7.719       $4.563           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                      2004       $10.000      $10.682           0
                                                                      2005       $10.682      $10.840           0
                                                                      2006       $10.840      $11.647           0
                                                                      2007       $11.647      $11.751           0
                                                                      2008       $11.751       $8.845           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.226           0
                                                                      2005       $11.226      $11.204       1,344
                                                                      2006       $11.204      $13.014       1,371
                                                                      2007       $13.014      $13.264           0
                                                                      2008       $13.264       $9.166       3,005
--------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                      2005       $10.000      $11.319         850
                                                                      2006       $11.319      $13.008         832
                                                                      2007       $13.008      $12.473           0
                                                                      2008       $12.473       $8.207           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2004       $10.000      $10.938           0
                                                                      2005       $10.938      $11.878       1,333
                                                                      2006       $11.878      $13.814       1,317
                                                                      2007       $13.814      $14.041           0
                                                                      2008       $14.041       $8.674           0
--------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2004       $10.000      $11.504       1,509
                                                                      2005       $11.504      $12.451       4,832
                                                                      2006       $12.451      $14.856       4,678
                                                                      2007       $14.856      $16.848       3,261
                                                                      2008       $16.848       $9.867       2,676

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                    OPTION 2

                           Mortality & Expense = 1.68



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2000       $10.000      $10.224           0
                                                                      2001       $10.224       $9.697           0
                                                                      2002        $9.697       $7.370           0
                                                                      2003        $7.370       $9.223           0
                                                                      2004        $9.223      $10.067           0
                                                                      2005       $10.067      $10.406           0
                                                                      2006       $10.406      $11.850           0
                                                                      2007       $11.850      $10.937           0
                                                                      2008       $10.937       $6.586           0
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2000       $10.000      $10.315           0
                                                                      2001       $10.315       $8.204           0
                                                                      2002        $8.204       $6.269       4,846
                                                                      2003        $6.269       $7.915       4,320
                                                                      2004        $7.915       $9.035       4,289
                                                                      2005        $9.035       $9.959       3,790
                                                                      2006        $9.959      $12.496       3,745
                                                                      2007       $12.496      $13.301       3,714
                                                                      2008       $13.301       $7.323       3,811
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                      2002       $10.000       $7.287           0
                                                                      2003        $7.287      $10.712       2,197
                                                                      2004       $10.712      $13.282       2,174
                                                                      2005       $13.282      $13.966       1,863
                                                                      2006       $13.966      $16.093         809
                                                                      2007       $16.093      $13.797         180
                                                                      2008       $13.797       $8.218         216
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2000       $10.000       $9.816           0
                                                                      2001        $9.816       $7.089           0
                                                                      2002        $7.089       $4.839           0
                                                                      2003        $4.839       $5.937          26
                                                                      2004        $5.937       $6.126           4
                                                                      2005        $6.126       $6.361           4
                                                                      2006        $6.361       $6.589           0
                                                                      2007        $6.589       $6.829           0
                                                                      2008        $6.829       $4.224           0



* Contracts with the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2002       $10.000       $8.823           0
                                                                     2003        $8.823      $10.927           0
                                                                     2004       $10.927      $12.099           0
                                                                     2005       $12.099      $14.639           0
                                                                     2006       $14.639      $15.510           0
                                                                     2007       $15.510      $18.230           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2002       $10.000       $8.532           0
                                                                     2003        $8.532      $10.719         541
                                                                     2004       $10.719      $11.421         520
                                                                     2005       $11.421      $11.849         499
                                                                     2006       $11.849      $12.932         479
                                                                     2007       $12.932      $13.239           0
                                                                     2008       $13.239       $8.277           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2002       $10.000       $8.737           0
                                                                     2003        $8.737      $10.540       1,488
                                                                     2004       $10.540      $11.508       1,430
                                                                     2005       $11.508      $13.358       1,372
                                                                     2006       $13.358      $13.672       1,317
                                                                     2007       $13.672      $16.054           0
                                                                     2008       $16.054       $8.260           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2002       $10.000       $8.304           0
                                                                     2003        $8.304      $10.526         549
                                                                     2004       $10.526      $11.657         548
                                                                     2005       $11.657      $12.447         547
                                                                     2006       $12.447      $15.922         546
                                                                     2007       $15.922      $18.079         546
                                                                     2008       $18.079      $10.176         545

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2002       $10.000       $8.584           0
                                                                     2003        $8.584      $11.057           0
                                                                     2004       $11.057      $12.224           0
                                                                     2005       $12.224      $12.825           0
                                                                     2006       $12.825      $14.937           0
                                                                     2007       $14.937      $17.179           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2002       $10.000       $8.611           0
                                                                     2003        $8.611      $11.172       1,219
                                                                     2004       $11.172      $12.614       1,178
                                                                     2005       $12.614      $13.178       1,141
                                                                     2006       $13.178      $15.786       1,100
                                                                     2007       $15.786      $16.595           0
                                                                     2008       $16.595       $9.629           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2002       $10.000       $9.625           0
                                                                     2003        $9.625      $12.077           0
                                                                     2004       $12.077      $13.032           0
                                                                     2005       $13.032      $13.082           0
                                                                     2006       $13.082      $14.046           0
                                                                     2007       $14.046      $14.373           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2002       $10.000       $9.379           0
                                                                     2003        $9.379      $11.134           0
                                                                     2004       $11.134      $12.137           0
                                                                     2005       $12.137      $12.753           0
                                                                     2006       $12.753      $14.309           0
                                                                     2007       $14.309      $14.505           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2002       $10.000      $10.415           0
                                                                     2003       $10.415      $11.095         403
                                                                     2004       $11.095      $11.470         424
                                                                     2005       $11.470      $11.642         456
                                                                     2006       $11.642      $12.089         513
                                                                     2007       $12.089      $12.585           0
                                                                     2008       $12.585      $11.260           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2002       $10.000      $10.142           0
                                                                     2003       $10.142      $10.185           0
                                                                     2004       $10.185      $10.148           0
                                                                     2005       $10.148      $10.155           0
                                                                     2006       $10.155      $10.404           0
                                                                     2007       $10.404      $10.520           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2002       $10.000       $9.972           0
                                                                     2003        $9.972       $9.861           0
                                                                     2004        $9.861       $9.771           0
                                                                     2005        $9.771       $9.867           0
                                                                     2006        $9.867      $10.141           0
                                                                     2007       $10.141      $10.452           0
                                                                     2008       $10.452      $10.519           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2002       $10.000       $9.065           0
                                                                     2003        $9.065      $11.386           0
                                                                     2004       $11.386      $12.370           0
                                                                     2005       $12.370      $12.716           0
                                                                     2006       $12.716      $14.436           0
                                                                     2007       $14.436      $14.922           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2002       $10.000       $9.435           0
                                                                     2003        $9.435      $11.701       1,991
                                                                     2004       $11.701      $12.687       1,947
                                                                     2005       $12.687      $13.501       1,896
                                                                     2006       $13.501      $15.255       1,843
                                                                     2007       $15.255      $16.278           0
                                                                     2008       $16.278      $12.156           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     2002       $10.000       $9.337           0
                                                                     2003        $9.337      $10.763         627
                                                                     2004       $10.763      $12.758         602
                                                                     2005       $12.758      $14.366         578
                                                                     2006       $14.366      $16.981         555
                                                                     2007       $16.981      $20.072           0
                                                                     2008       $20.072      $13.157           0
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2002       $10.000       $8.882           0
                                                                     2003        $8.882      $13.059         122
                                                                     2004       $13.059      $15.794         116
                                                                     2005       $15.794      $20.769          97
                                                                     2006       $20.769      $27.982          83
                                                                     2007       $27.982      $38.605           0
                                                                     2008       $38.605      $16.449           0
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2002       $10.000       $8.919           0
                                                                     2003        $8.919      $10.946         473
                                                                     2004       $10.946      $11.589         473
                                                                     2005       $11.589      $13.174         472
                                                                     2006       $13.174      $13.473         471
                                                                     2007       $13.473      $16.134         471
                                                                     2008       $16.134       $8.053         470

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2002       $10.000       $8.432           0
                                                                     2003        $8.432      $10.554           0
                                                                     2004       $10.554      $12.171           0
                                                                     2005       $12.171      $13.280           0
                                                                     2006       $13.280      $16.326           0
                                                                     2007       $16.326      $18.376           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $8.683           0
                                                                     2003        $8.683      $12.092           0
                                                                     2004       $12.092      $14.445           0
                                                                     2005       $14.445      $16.684           0
                                                                     2006       $16.684      $17.910           0
                                                                     2007       $17.910      $21.580           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2002       $10.000       $8.855           0
                                                                     2003        $8.855      $12.310         251
                                                                     2004       $12.310      $13.857         256
                                                                     2005       $13.857      $15.289         242
                                                                     2006       $15.289      $18.129         238
                                                                     2007       $18.129      $19.204           0
                                                                     2008       $19.204      $11.076           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2002       $10.000       $8.930           0
                                                                     2003        $8.930      $12.147         125
                                                                     2004       $12.147      $16.276         109
                                                                     2005       $16.276      $18.716          99
                                                                     2006       $18.716      $25.383          84
                                                                     2007       $25.383      $20.676           0
                                                                     2008       $20.676      $12.613           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.116           0
                                                                     2005       $11.116      $12.132           0
                                                                     2006       $12.132      $12.505           0
                                                                     2007       $12.505      $14.445           0
                                                                     2008       $14.445       $7.544           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $9.119           0
                                                                     2003        $9.119      $11.735         402
                                                                     2004       $11.735      $13.575         386
                                                                     2005       $13.575      $13.919         395
                                                                     2006       $13.919      $15.901         395
                                                                     2007       $15.901      $15.300           0
                                                                     2008       $15.300       $9.668           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2002       $10.000       $8.379           0
                                                                     2003        $8.379      $10.482         238
                                                                     2004       $10.482      $11.022         238
                                                                     2005       $11.022      $11.687         237
                                                                     2006       $11.687      $11.809         237
                                                                     2007       $11.809      $13.567         237
                                                                     2008       $13.567       $6.798         236
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2002       $10.000       $9.021           0
                                                                     2003        $9.021      $11.479           0
                                                                     2004       $11.479      $12.023           0
                                                                     2005       $12.023      $12.856           0
                                                                     2006       $12.856      $13.425           0
                                                                     2007       $13.425      $14.771           0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2002       $10.000       $8.972           0
                                                                     2003        $8.972      $11.024       1,048
                                                                     2004       $11.024      $11.454       1,023
                                                                     2005       $11.454      $11.889         997
                                                                     2006       $10.000      $10.785       1,213
                                                                     2007       $10.785      $11.452         500
                                                                     2008       $11.452       $7.861         499
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.807           0
                                                                     2005       $10.807      $11.424           0
                                                                     2006       $11.424      $12.484           0
                                                                     2007       $12.484      $13.434           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2002       $10.000       $9.003           0
                                                                     2003        $9.003      $11.913           0
                                                                     2004       $11.913      $13.404           0
                                                                     2005       $13.404      $14.700           0
                                                                     2006       $14.700      $14.262           0
                                                                     2007       $14.262      $15.783           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2002       $10.000       $9.059           0
                                                                     2003        $9.059      $11.764         713
                                                                     2004       $11.764      $12.853         686
                                                                     2005       $12.853      $13.208         658
                                                                     2006       $13.208      $15.179         631
                                                                     2007       $15.179      $15.634           0
                                                                     2008       $15.634       $9.108           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2002       $10.000       $8.939           0
                                                                     2003        $8.939      $10.833           0
                                                                     2004       $10.833      $11.530           0
                                                                     2005       $11.530      $13.009           0
                                                                     2006       $13.009      $12.698           0
                                                                     2007       $12.698      $14.171           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.682           0
                                                                     2005       $10.682      $10.840           0
                                                                     2006       $10.840      $11.647           0
                                                                     2007       $11.647      $11.751           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.226           0
                                                                     2005       $11.226      $11.204           0
                                                                     2006       $11.204      $13.014           0
                                                                     2007       $13.014      $13.264           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.319           0
                                                                     2006       $11.319      $13.008           0
                                                                     2007       $13.008      $12.473           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.938           0
                                                                     2005       $10.938      $11.878           0
                                                                     2006       $11.878      $13.814           0
                                                                     2007       $13.814      $14.041           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.504           0
                                                                     2005       $11.504      $12.450           0
                                                                     2006       $12.450      $14.854           0
                                                                     2007       $14.854      $16.846           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2002       $10.000       $8.994           0
                                                                     2003        $8.994      $11.255       1,212
                                                                     2004       $11.255      $12.285       1,195
                                                                     2005       $12.285      $12.700       1,178
                                                                     2006       $12.700      $14.462       1,164
                                                                     2007       $14.462      $13.347           0
                                                                     2008       $13.347       $8.038           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2002       $10.000       $8.497           0
                                                                     2003        $8.497      $10.729           0
                                                                     2004       $10.729      $12.247           0
                                                                     2005       $12.247      $13.499           0
                                                                     2006       $13.499      $16.937           0
                                                                     2007       $16.937      $18.029           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $8.034           0
                                                                     2003        $8.034      $11.811           0
                                                                     2004       $11.811      $14.645           0
                                                                     2005       $14.645      $15.399           0
                                                                     2006       $15.399      $17.744           0
                                                                     2007       $17.744      $15.213           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2002       $10.000       $8.981           0
                                                                     2003        $8.981      $11.021           0
                                                                     2004       $11.021      $11.371           0
                                                                     2005       $11.371      $11.807           0
                                                                     2006       $11.807      $12.230           0
                                                                     2007       $12.230      $12.676           0



* Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                   2000       $10.000      $10.129            0
                                                                   2001       $10.129       $7.117       25,339
                                                                   2002        $7.117       $5.410       27,103
                                                                   2003        $5.410       $6.699       28,266
                                                                   2004        $6.699       $7.417       26,075
                                                                   2005        $7.417       $8.974       25,801
                                                                   2006        $8.974       $9.507       25,208
                                                                   2007        $9.507      $11.173       23,141
                                                                   2008       $11.173       $5.612       23,136
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.496            0
                                                                   2001       $10.496       $9.772       82,875
                                                                   2002        $9.772       $7.869       92,065
                                                                   2003        $7.869       $9.885      126,141
                                                                   2004        $9.885      $10.532       97,863
                                                                   2005       $10.532      $10.925       81,167
                                                                   2006       $10.925      $11.923       73,240
                                                                   2007       $11.923      $12.205       66,472
                                                                   2008       $12.205       $7.630       63,301
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                   2000       $10.000      $10.128            0
                                                                   2001       $10.128       $7.274      139,672
                                                                   2002        $7.274       $5.629      149,747
                                                                   2003        $5.629       $6.790      114,285
                                                                   2004        $6.790       $7.413       86,778
                                                                   2005        $7.413       $8.604       61,508
                                                                   2006        $8.604       $8.806       44,228
                                                                   2007        $8.806      $10.339       45,750
                                                                   2008       $10.339       $5.319       45,943

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                   2000       $10.000      $10.401            0
                                                                   2001       $10.401       $8.401       40,707
                                                                   2002        $8.401       $6.489       53,867
                                                                   2003        $6.489       $8.225       27,866
                                                                   2004        $8.225       $9.108       19,440
                                                                   2005        $9.108       $9.724       16,477
                                                                   2006        $9.724      $12.438       15,678
                                                                   2007       $12.438      $14.121       13,569
                                                                   2008       $14.121       $7.947       12,370
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                   2000       $10.000       $9.869            0
                                                                   2001        $9.869       $7.431       18,778
                                                                   2002        $7.431       $5.780        4,312
                                                                   2003        $5.780       $7.444        4,190
                                                                   2004        $7.444       $8.229        3,085
                                                                   2005        $8.229       $8.633          747
                                                                   2006        $8.633      $10.053          737
                                                                   2007       $10.053      $11.561          707
                                                                   2008       $11.561       $6.378          704
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.319            0
                                                                   2001       $10.319       $9.501       23,606
                                                                   2002        $9.501       $8.164       34,121
                                                                   2003        $8.164      $10.592       51,184
                                                                   2004       $10.592      $11.957       48,062
                                                                   2005       $11.957      $12.491       39,468
                                                                   2006       $12.491      $14.962       38,836
                                                                   2007       $14.962      $15.727       43,019
                                                                   2008       $15.727       $9.124       43,009
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                   2000       $10.000       $9.542            0
                                                                   2001        $9.542       $6.209        2,570
                                                                   2002        $6.209       $5.663        5,380
                                                                   2003        $5.663       $7.106        6,300
                                                                   2004        $7.106       $7.666        4,535
                                                                   2005        $7.666       $7.695        5,392
                                                                   2006        $7.695       $8.261        3,671
                                                                   2007        $8.261       $8.453        3,741
                                                                   2008        $8.453       $6.382        3,660
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                   2000       $10.000      $10.277            0
                                                                   2001       $10.277      $10.326           11
                                                                   2002       $10.326       $9.368       30,977
                                                                   2003        $9.368      $11.119       21,311
                                                                   2004       $11.119      $12.119       18,924
                                                                   2005       $12.119      $12.733       10,961
                                                                   2006       $12.733      $14.285       10,201
                                                                   2007       $14.285      $14.480        8,086
                                                                   2008       $14.480      $10.484        7,894

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                   2000       $10.000      $10.018            0
                                                                   2001       $10.018      $10.780       46,655
                                                                   2002       $10.780      $11.173       20,623
                                                                   2003       $11.173      $11.902       17,910
                                                                   2004       $11.902      $12.302       16,913
                                                                   2005       $12.302      $12.486        8,392
                                                                   2006       $12.486      $12.963        6,825
                                                                   2007       $12.963      $13.494        8,094
                                                                   2008       $13.494      $12.072        6,245
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                   2000       $10.000      $10.010            0
                                                                   2001       $10.010      $10.489        4,863
                                                                   2002       $10.489      $10.721       16,691
                                                                   2003       $10.721      $10.765        4,921
                                                                   2004       $10.765      $10.725        1,129
                                                                   2005       $10.725      $10.732        1,218
                                                                   2006       $10.732      $10.993        1,193
                                                                   2007       $10.993      $11.115          773
                                                                   2008       $11.115       $9.290          772
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                   2000       $10.000      $10.017            0
                                                                   2001       $10.017      $10.222       42,162
                                                                   2002       $10.222      $10.175       23,643
                                                                   2003       $10.175      $10.061       18,215
                                                                   2004       $10.061       $9.968        7,858
                                                                   2005        $9.968      $10.065       11,203
                                                                   2006       $10.065      $10.343       11,387
                                                                   2007       $10.343      $10.660       11,278
                                                                   2008       $10.660      $10.727       16,606
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                   2000       $10.000       $9.978            0
                                                                   2001        $9.978       $8.601       42,471
                                                                   2002        $8.601       $6.549       27,039
                                                                   2003        $6.549       $8.224       16,303
                                                                   2004        $8.224       $8.934       12,033
                                                                   2005        $8.934       $9.183       10,921
                                                                   2006        $9.183      $10.424        3,029
                                                                   2007       $10.424      $10.774        2,119
                                                                   2008       $10.774       $6.660          926
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                   2000       $10.000      $10.072            0
                                                                   2001       $10.072       $8.885       67,992
                                                                   2002        $8.885       $7.864       60,627
                                                                   2003        $7.864       $9.752       47,003
                                                                   2004        $9.752      $10.572       37,597
                                                                   2005       $10.572      $11.250       25,324
                                                                   2006       $11.250      $12.710       11,762
                                                                   2007       $12.710      $13.561       10,523
                                                                   2008       $13.561      $10.126        9,676

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                   2000       $10.000      $10.139            0
                                                                   2001       $10.139       $7.394       33,478
                                                                   2002        $7.394       $5.602       26,391
                                                                   2003        $5.602       $6.457       47,205
                                                                   2004        $6.457       $7.653       37,897
                                                                   2005        $7.653       $8.617       36,090
                                                                   2006        $8.617      $10.184       31,227
                                                                   2007       $10.184      $12.037       30,951
                                                                   2008       $12.037       $7.889       30,920
-----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                   2000       $10.000       $9.538            0
                                                                   2001        $9.538       $8.760        6,110
                                                                   2002        $8.760       $7.838        5,442
                                                                   2003        $7.838      $11.524        5,563
                                                                   2004       $11.524      $13.936        4,008
                                                                   2005       $13.936      $18.324        4,745
                                                                   2006       $18.324      $24.685        8,155
                                                                   2007       $24.685      $34.053        7,690
                                                                   2008       $34.053      $14.508        6,894
-----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.829            0
                                                                   2001        $9.829       $8.194       27,025
                                                                   2002        $8.194       $5.806        9,582
                                                                   2003        $5.806       $7.125        8,958
                                                                   2004        $7.125       $7.542        6,500
                                                                   2005        $7.542       $8.573        7,861
                                                                   2006        $8.573       $8.767        9,235
                                                                   2007        $8.767      $10.497        8,522
                                                                   2008       $10.497       $5.239       11,699
-----------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                   2000       $10.000      $10.199            0
                                                                   2001       $10.199       $8.084        3,255
                                                                   2002        $8.084       $6.606        3,203
                                                                   2003        $6.606       $8.267        1,719
                                                                   2004        $8.267       $9.533        2,270
                                                                   2005        $9.533      $10.401        2,243
                                                                   2006       $10.401      $12.785        3,266
                                                                   2007       $12.785      $14.389        3,269
                                                                   2008       $14.389       $7.826        3,012

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                   2002       $10.000       $7.304          160
                                                                   2003        $7.304      $10.171        1,909
                                                                   2004       $10.171      $12.149        7,342
                                                                   2005       $12.149      $14.030       14,689
                                                                   2006       $14.030      $15.060        3,722
                                                                   2007       $15.060      $18.144        4,198
                                                                   2008       $18.144       $9.487        3,458
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                   2000       $10.000      $10.320            0
                                                                   2001       $10.320       $9.816        5,227
                                                                   2002        $9.816       $6.940        7,785
                                                                   2003        $6.940       $9.646       12,229
                                                                   2004        $9.646      $10.858       12,204
                                                                   2005       $10.858      $11.979       18,421
                                                                   2006       $11.979      $14.202       17,977
                                                                   2007       $14.202      $15.043       19,441
                                                                   2008       $15.043       $8.675       18,758
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                   2000       $10.000      $10.025            0
                                                                   2001       $10.025      $10.815        2,973
                                                                   2002       $10.815      $10.467        7,607
                                                                   2003       $10.467      $14.236       16,619
                                                                   2004       $14.236      $19.073       12,940
                                                                   2005       $19.073      $21.931       14,111
                                                                   2006       $21.931      $29.739       12,811
                                                                   2007       $29.739      $24.222       11,837
                                                                   2008       $24.222      $14.775       10,559
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                   2004       $10.000      $11.115            0
                                                                   2005       $11.115      $12.130            0
                                                                   2006       $12.130      $12.502          194
                                                                   2007       $12.502      $14.440            0
                                                                   2008       $14.440       $7.541            0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                   2002       $10.000       $8.043        6,510
                                                                   2003        $8.043      $10.348       19,932
                                                                   2004       $10.348      $11.970       19,541
                                                                   2005       $11.970      $12.272       26,871
                                                                   2006       $12.272      $14.018       27,948
                                                                   2007       $14.018      $13.486       28,321
                                                                   2008       $13.486       $8.521       26,727
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.838            0
                                                                   2001        $9.838       $6.619       29,475
                                                                   2002        $6.619       $4.390       41,330
                                                                   2003        $4.390       $5.491       15,371
                                                                   2004        $5.491       $5.773       12,790
                                                                   2005        $5.773       $6.121       12,098
                                                                   2006        $6.121       $6.184       11,668
                                                                   2007        $6.184       $7.104        9,893
                                                                   2008        $7.104       $3.559        7,331

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                   2000       $10.000       $9.895            0
                                                                   2001        $9.895       $7.456        2,415
                                                                   2002        $7.456       $5.540        3,758
                                                                   2003        $5.540       $7.048        5,875
                                                                   2004        $7.048       $7.382        2,400
                                                                   2005        $7.382       $7.892        4,735
                                                                   2006        $7.892       $8.240        6,468
                                                                   2007        $8.240       $9.066        4,307
                                                                   2008        $9.066       $5.121        3,928
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                   2000       $10.000      $10.159            0
                                                                   2001       $10.159       $8.724       13,177
                                                                   2002        $8.724       $5.976        8,868
                                                                   2003        $5.976       $7.342        7,625
                                                                   2006       $10.000      $10.785        4,202
                                                                   2007       $10.785      $11.450        3,757
                                                                   2008       $11.450       $7.859        2,861
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                   2004       $10.000      $10.806            0
                                                                   2005       $10.806      $11.422            0
                                                                   2006       $11.422      $12.481            0
                                                                   2007       $12.481      $13.429            0
                                                                   2008       $13.429       $9.429            0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                   2000       $10.000       $9.927            0
                                                                   2001        $9.927       $7.444        3,249
                                                                   2002        $7.444       $5.245        2,288
                                                                   2003        $5.245       $6.940        4,861
                                                                   2004        $6.940       $7.807        2,297
                                                                   2005        $7.807       $8.562        2,143
                                                                   2006        $8.562       $8.306          268
                                                                   2007        $8.306       $9.191          279
                                                                   2008        $9.191       $5.182          278
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                   2000       $10.000      $10.359            0
                                                                   2001       $10.359      $10.189       24,208
                                                                   2002       $10.189       $7.780       35,560
                                                                   2003        $7.780      $10.101       40,357
                                                                   2004       $10.101      $11.036       16,427
                                                                   2005       $11.036      $11.339       10,124
                                                                   2006       $11.339      $13.030        8,856
                                                                   2007       $13.030      $13.419       10,400
                                                                   2008       $13.419       $7.817        8,262

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                   2000       $10.000       $9.808            0
                                                                   2001        $9.808       $7.956        4,364
                                                                   2002        $7.956       $5.405          294
                                                                   2003        $5.405       $6.549       19,631
                                                                   2004        $6.549       $6.970          310
                                                                   2005        $6.970       $7.863          300
                                                                   2006        $7.863       $7.674        2,596
                                                                   2007        $7.674       $8.564        1,759
                                                                   2008        $8.564       $5.062        1,723
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                   2004       $10.000      $10.681            0
                                                                   2005       $10.681      $10.838            0
                                                                   2006       $10.838      $11.644            0
                                                                   2007       $11.644      $11.746            0
                                                                   2008       $11.746       $8.841            0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                   2004       $10.000      $11.225          506
                                                                   2005       $11.225      $11.203        2,906
                                                                   2006       $11.203      $13.012       15,516
                                                                   2007       $13.013      $13.261       15,848
                                                                   2008       $13.261       $9.162        5,563
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                   2005       $10.000      $11.318            0
                                                                   2006       $11.318      $13.006       15,142
                                                                   2007       $13.006      $12.470       15,239
                                                                   2008       $12.470       $8.204       15,074
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                   2004       $10.000      $10.937          144
                                                                   2005       $10.937      $11.877          940
                                                                   2006       $11.877      $13.812          939
                                                                   2007       $13.810      $14.036        2,310
                                                                   2008       $14.036       $8.671        1,463
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                   2004       $10.000      $11.504          141
                                                                   2005       $11.504      $12.449        3,600
                                                                   2006       $12.449      $14.851        4,436
                                                                   2007       $14.850      $16.840        4,517
                                                                   2008       $16.840       $9.862        1,826

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
               COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                   2000       $10.000      $10.225            0
                                                                   2001       $10.230       $9.400        1,125
                                                                   2002        $9.400       $7.480        4,191
                                                                   2003        $7.480       $9.360        2,965
                                                                   2004        $9.360      $10.215        2,684
                                                                   2005       $10.215      $10.559        2,427
                                                                   2006       $10.559      $12.023        2,957
                                                                   2007       $12.023      $11.095        3,835
                                                                   2008       $11.095       $6.681        3,552
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                   2000       $10.000      $10.316            0
                                                                   2001       $10.316       $8.043        3,661
                                                                   2002        $8.043       $6.504        2,746
                                                                   2003        $6.504       $8.212        2,389
                                                                   2004        $8.212       $9.372        1,402
                                                                   2005        $9.372      $10.330        1,569
                                                                   2006       $10.330      $12.960        1,540
                                                                   2007       $12.960      $13.793          949
                                                                   2008       $13.793       $7.594          960
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                   2002       $10.000       $7.286        3,261
                                                                   2003        $7.286      $10.710        2,542
                                                                   2004       $10.710      $13.278          276
                                                                   2005       $13.278      $13.961          276
                                                                   2006       $13.961      $16.085            0
                                                                   2007       $16.085      $13.789            0
                                                                   2008       $13.789       $8.213            0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                   2000       $10.000       $9.817            0
                                                                   2001        $9.820       $7.542        3,758
                                                                   2002        $7.540       $5.443        4,247
                                                                   2003        $5.443       $6.678       15,540
                                                                   2004        $6.678       $6.889        2,945
                                                                   2005        $6.889       $7.153        2,948
                                                                   2006        $7.153       $7.408        1,645
                                                                   2007        $7.408       $7.678        1,652
                                                                   2008        $7.678       $4.749          324



* Contracts with the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                   2000       $10.000      $10.129           0
                                                                   2001       $10.129       $7.250           0
                                                                   2002        $7.250       $5.404           0
                                                                   2003        $5.404       $6.687           0
                                                                   2004        $6.687       $7.399           0
                                                                   2005        $7.399       $8.947           0
                                                                   2006        $8.947       $9.472           0
                                                                   2007        $9.472      $11.126           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.495           0
                                                                   2001       $10.495       $9.765       3,793
                                                                   2002        $9.765       $7.859       5,739
                                                                   2003        $7.859       $9.867       6,873
                                                                   2004        $9.867      $10.506       1,133
                                                                   2005       $10.506      $10.892           0
                                                                   2006       $10.892      $11.880           0
                                                                   2007       $11.880      $12.153           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                   2000       $10.000      $10.128           0
                                                                   2001       $10.128       $7.270       5,498
                                                                   2002        $7.270       $5.622       9,016
                                                                   2003        $5.622       $6.778       9,013
                                                                   2004        $6.778       $7.395         788
                                                                   2005        $7.395       $8.578         786
                                                                   2006        $8.578       $8.774           0
                                                                   2007        $8.774      $10.295           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                   2000       $10.000      $10.400           0
                                                                   2001       $10.400       $8.396           0
                                                                   2002        $8.396       $6.481           0
                                                                   2003        $6.481       $8.210           0
                                                                   2004        $8.210       $9.086           0
                                                                   2005        $9.086       $9.695           0
                                                                   2006        $9.695      $12.393           0
                                                                   2007       $12.393      $14.062           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                   2000       $10.000       $9.868           0
                                                                   2001        $9.868       $8.018           0
                                                                   2002        $8.018       $5.773           0
                                                                   2003        $5.773       $7.431           0
                                                                   2004        $7.431       $8.209           0
                                                                   2005        $8.209       $8.607           0
                                                                   2006        $8.607      $10.017           0
                                                                   2007       $10.017      $11.513           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                   2000       $10.000      $10.319           0
                                                                   2001       $10.319       $9.495       3,784
                                                                   2002        $9.495       $8.155       6,045
                                                                   2003        $8.155      $10.573       6,044
                                                                   2004       $10.573      $11.929           0
                                                                   2005       $11.929      $12.453           0
                                                                   2006       $12.453      $14.908           0
                                                                   2007       $14.908      $15.661           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                   2000       $10.000       $9.541           0
                                                                   2001        $9.541       $6.205           0
                                                                   2002        $6.205       $5.656           0
                                                                   2003        $5.656       $7.093           0
                                                                   2004        $7.093       $7.648           0
                                                                   2005        $7.648       $7.672           0
                                                                   2006        $7.672       $8.232           0
                                                                   2007        $8.232       $8.417           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                   2000       $10.000      $10.277           0
                                                                   2001       $10.277      $10.498           0
                                                                   2002       $10.498       $9.356           0
                                                                   2003        $9.356      $11.099           0
                                                                   2004       $11.099      $12.090           0
                                                                   2005       $12.090      $12.695           0
                                                                   2006       $12.695      $14.234           0
                                                                   2007       $14.234      $14.419           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                   2000       $10.000      $10.017           0
                                                                   2001       $10.017      $10.774         506
                                                                   2002       $10.774      $11.159         504
                                                                   2003       $11.159      $11.880         503
                                                                   2004       $11.880      $12.272         502
                                                                   2005       $12.272      $12.448         500
                                                                   2006       $12.448      $12.917           0
                                                                   2007       $12.917      $13.438           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                   2000       $10.000      $10.010           0
                                                                   2001       $10.010      $10.313           0
                                                                   2002       $10.313      $10.708           0
                                                                   2003       $10.708      $10.746           0
                                                                   2004       $10.746      $10.699           0
                                                                   2005       $10.699      $10.699           0
                                                                   2006       $10.699      $10.953           0
                                                                   2007       $10.953      $11.068           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                   2000       $10.000      $10.016           0
                                                                   2001       $10.016      $10.215      14,901
                                                                   2002       $10.215      $10.162           0
                                                                   2003       $10.162      $10.043           0
                                                                   2004       $10.043       $9.944           0
                                                                   2005        $9.944      $10.035           0
                                                                   2006       $10.035      $10.306           0
                                                                   2007       $10.306      $10.615           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                   2000       $10.000       $9.978           0
                                                                   2001        $9.978      $10.313           0
                                                                   2002       $10.313       $6.541       6,883
                                                                   2003        $6.541       $8.209       9,787
                                                                   2004        $8.209       $8.912       2,903
                                                                   2005        $8.912       $9.155           0
                                                                   2006        $9.155      $10.386           0
                                                                   2007       $10.386      $10.728           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                   2000       $10.000      $10.071           0
                                                                   2001       $10.071       $8.879       4,132
                                                                   2002        $8.879       $7.854       6,639
                                                                   2003        $7.854       $9.734       6,638
                                                                   2004        $9.734      $10.547           0
                                                                   2005       $10.547      $11.216           0
                                                                   2006       $11.216      $12.664           0
                                                                   2007       $12.664      $13.504           0
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                   2000       $10.000      $10.139           0
                                                                   2001       $10.139       $7.390           0
                                                                   2002        $7.390       $5.595           0
                                                                   2003        $5.595       $6.445           0
                                                                   2004        $6.445       $7.635           0
                                                                   2005        $7.635       $8.591           0
                                                                   2006        $8.591      $10.147           0
                                                                   2007       $10.147      $11.986           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                   2000       $10.000       $9.537           0
                                                                   2001        $9.537       $8.307           0
                                                                   2002        $8.307       $7.829           0
                                                                   2003        $7.829      $11.503           0
                                                                   2004       $11.503      $13.902           0
                                                                   2005       $13.902      $18.269           0
                                                                   2006       $18.269      $24.596           0
                                                                   2007       $24.596      $33.910           0
-----------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.828           0
                                                                   2001        $9.828       $8.231           0
                                                                   2002        $8.231       $5.799           0
                                                                   2003        $5.799       $7.112           0
                                                                   2004        $7.112       $7.524           0
                                                                   2005        $7.524       $8.547           0
                                                                   2006        $8.547       $8.735           0
                                                                   2007        $8.735      $10.453           0
-----------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                   2000       $10.000      $10.198           0
                                                                   2001       $10.198       $8.702           0
                                                                   2002        $8.702       $6.597           0
                                                                   2003        $6.597       $8.252           0
                                                                   2004        $8.252       $9.510           0
                                                                   2005        $9.510      $10.369           0
                                                                   2006       $10.369      $12.738           0
                                                                   2007       $12.738      $14.328           0
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                   2002       $10.000       $7.301           0
                                                                   2003        $7.301      $10.161           0
                                                                   2004       $10.161      $12.129           0
                                                                   2005       $12.129      $14.000           0
                                                                   2006       $14.000      $15.018           0
                                                                   2007       $15.018      $18.083           0
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                   2000       $10.000      $10.319           0
                                                                   2001       $10.319       $9.935           0
                                                                   2002        $9.935       $6.931           0
                                                                   2003        $6.931       $9.629           0
                                                                   2004        $9.629      $10.832           0
                                                                   2005       $10.832      $11.943           0
                                                                   2006       $11.943      $14.151           0
                                                                   2007       $14.151      $14.980           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                   2000       $10.000      $10.025           0
                                                                   2001       $10.025      $11.164           0
                                                                   2002       $11.164      $10.454           0
                                                                   2003       $10.454      $14.210           0
                                                                   2004       $14.210      $19.027           0
                                                                   2005       $19.027      $21.865           0
                                                                   2006       $21.865      $29.632           0
                                                                   2007       $29.632      $24.120           0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                   2004       $10.000      $11.110           0
                                                                   2005       $11.110      $12.118           0
                                                                   2006       $12.118      $12.482           0
                                                                   2007       $12.482      $14.408           0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                   2002       $10.000       $8.039           0
                                                                   2003        $8.039      $10.338       1,579
                                                                   2004       $10.338      $11.951       1,578
                                                                   2005       $11.951      $12.245           0
                                                                   2006       $12.245      $13.978           0
                                                                   2007       $13.978      $13.440           0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                   2000       $10.000       $9.838           0
                                                                   2001        $9.838       $6.976           0
                                                                   2002        $6.976       $4.384           0
                                                                   2003        $4.384       $5.481           0
                                                                   2004        $5.481       $5.759           0
                                                                   2005        $5.759       $6.102           0
                                                                   2006        $6.102       $6.162           0
                                                                   2007        $6.162       $7.074           0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                   2000       $10.000       $9.895           0
                                                                   2001        $9.895       $7.586           0
                                                                   2002        $7.586       $5.533           0
                                                                   2003        $5.533       $7.035           0
                                                                   2004        $7.035       $7.364           0
                                                                   2005        $7.364       $7.868           0
                                                                   2006        $7.868       $8.211           0
                                                                   2007        $8.211       $9.028           0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                   2000       $10.000      $10.158           0
                                                                   2001       $10.158       $8.967           0
                                                                   2002        $8.967       $5.968           0
                                                                   2003        $5.968       $7.329           0
                                                                   2006       $10.000      $10.780           0
                                                                   2007       $10.780      $11.438           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                   2004       $10.000      $10.802           0
                                                                   2005       $10.802      $11.410           0
                                                                   2006       $11.410      $12.461           0
                                                                   2007       $12.461      $13.399           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                   2000       $10.000       $9.927           0
                                                                   2001        $9.927       $7.626           0
                                                                   2002        $7.626       $5.239           0
                                                                   2003        $5.239       $6.927           0
                                                                   2004        $6.927       $7.788           0
                                                                   2005        $7.788       $8.536           0
                                                                   2006        $8.536       $8.276           0
                                                                   2007        $8.276       $9.152           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                   2000       $10.000      $10.358           0
                                                                   2001       $10.358      $10.183           0
                                                                   2002       $10.183       $7.770           0
                                                                   2003        $7.770      $10.083           0
                                                                   2004       $10.083      $11.009           0
                                                                   2005       $11.009      $11.304           0
                                                                   2006       $11.304      $12.983           0
                                                                   2007       $12.983      $13.363           0
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                   2000       $10.000       $9.807           0
                                                                   2001        $9.807       $8.093           0
                                                                   2002        $8.093       $5.398           0
                                                                   2003        $5.398       $6.537           0
                                                                   2004        $6.537       $6.953           0
                                                                   2005        $6.953       $7.839           0
                                                                   2006        $7.839       $7.647           0
                                                                   2007        $7.647       $8.527           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                   2004       $10.000      $10.677           0
                                                                   2005       $10.677      $10.827           0
                                                                   2006       $10.827      $11.625           0
                                                                   2007       $11.625      $11.720           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                   2004       $10.000      $11.220           0
                                                                   2005       $11.220      $11.191           0
                                                                   2006       $11.191      $12.990           0
                                                                   2007       $12.990      $13.230           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                   2005       $10.000      $11.314       2,383
                                                                   2006       $11.314      $12.993       2,715
                                                                   2007       $12.993      $12.450           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                   2004       $10.000      $10.932           0
                                                                   2005       $10.932      $11.864           0
                                                                   2006       $11.864      $13.788           0
                                                                   2007       $13.788      $14.005           0
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                   2004       $10.000      $11.499           0
                                                                   2005       $11.499      $12.435           0
                                                                   2006       $12.435      $14.826           0
                                                                   2007       $14.826      $16.802           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                   2000       $10.000      $10.225           0
                                                                   2001       $10.225       $9.840           0
                                                                   2002        $9.840       $7.471           0
                                                                   2003        $7.471       $9.343           0
                                                                   2004        $9.343      $10.190           0
                                                                   2005       $10.190      $10.527           0
                                                                   2006       $10.527      $11.979           0
                                                                   2007       $11.979      $11.048           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                   2000       $10.000      $10.160           0
                                                                   2001       $10.160       $8.510           0
                                                                   2002        $8.510       $6.496           0
                                                                   2003        $6.496       $8.197       2,272
                                                                   2004        $8.197       $9.350       2,271
                                                                   2005        $9.350      $10.298           0
                                                                   2006       $10.298      $12.913           0
                                                                   2007       $12.913      $13.735           0
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                   2002       $10.000       $7.283           0
                                                                   2003        $7.283      $10.700           0
                                                                   2004       $10.700      $13.257           0
                                                                   2005       $13.257      $13.930           0
                                                                   2006       $13.930      $16.041           0
                                                                   2007       $16.041      $13.742           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                   2000       $10.000       $9.817           0
                                                                   2001        $9.817       $7.972           0
                                                                   2002        $7.972       $5.436           0
                                                                   2003        $5.436       $6.666           0
                                                                   2004        $6.666       $6.873           0
                                                                   2005        $6.873       $7.131           0
                                                                   2006        $7.131       $7.381           0
                                                                   2007        $7.381       $7.645           0



* Contracts with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000       $10.000       $9.210       2,135
                                                                     2001        $9.210       $6.465      21,622
                                                                     2002        $6.465       $4.912      30,043
                                                                     2003        $4.912       $6.079      32,007
                                                                     2004        $6.079       $6.726      28,468
                                                                     2005        $6.726       $8.133      27,456
                                                                     2006        $8.133       $8.611      30,853
                                                                     2007        $8.611      $10.114      22,855
                                                                     2008       $10.114       $5.077      17,393
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.420      17,411
                                                                     2001       $10.420       $9.696     162,997
                                                                     2002        $9.696       $7.803     228,110
                                                                     2003        $7.803       $9.797     293,361
                                                                     2004        $9.797      $10.431     227,838
                                                                     2005       $10.431      $10.815     158,922
                                                                     2006       $10.815      $11.795     109,240
                                                                     2007       $11.795      $12.067      87,041
                                                                     2008       $12.067       $7.539      75,968
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000       $10.000       $9.270      44,843
                                                                     2001        $9.270       $6.653     275,064
                                                                     2002        $6.653       $5.146     364,305
                                                                     2003        $5.146       $6.203     420,656
                                                                     2004        $6.203       $6.768     310,095
                                                                     2005        $6.768       $7.851     216,204
                                                                     2006        $7.851       $8.030     178,335
                                                                     2007        $8.030       $9.422     130,938
                                                                     2008        $9.422       $4.844     110,932

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000       $10.000      $10.333       8,533
                                                                     2001       $10.333       $8.337      69,755
                                                                     2002        $8.337       $6.436      93,851
                                                                     2003        $6.436       $8.152     113,318
                                                                     2004        $8.152       $9.022      85,785
                                                                     2005        $9.022       $9.627      62,937
                                                                     2006        $9.627      $12.306      50,633
                                                                     2007       $12.306      $13.963      25,894
                                                                     2008       $13.963       $7.854      23,117
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000       $10.000       $9.050           0
                                                                     2001        $9.050       $6.810       7,009
                                                                     2002        $6.810       $5.293      10,650
                                                                     2003        $5.293       $6.813      19,978
                                                                     2004        $6.813       $7.527      19,644
                                                                     2005        $7.527       $7.892      16,720
                                                                     2006        $7.892       $9.185      16,086
                                                                     2007        $9.185      $10.556      11,447
                                                                     2008       $10.556       $5.820      11,400
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.280       5,147
                                                                     2001       $10.280       $9.460      37,562
                                                                     2002        $9.460       $8.124      64,609
                                                                     2003        $8.124      $10.533      93,369
                                                                     2004       $10.533      $11.884     102,733
                                                                     2005       $11.884      $12.406      77,443
                                                                     2006       $12.406      $14.852      44,403
                                                                     2007       $14.852      $15.602      35,714
                                                                     2008       $15.602       $9.046      27,718
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000       $10.000       $8.360       3,234
                                                                     2001        $8.360       $5.434      18,175
                                                                     2002        $5.434       $4.954      14,611
                                                                     2003        $4.954       $6.211      29,408
                                                                     2004        $6.211       $6.698      23,913
                                                                     2005        $6.698       $6.719      14,287
                                                                     2006        $6.719       $7.209       7,578
                                                                     2007        $7.209       $7.371       4,922
                                                                     2008        $7.371       $5.563       3,226
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2000       $10.000      $10.063           0
                                                                     2001       $10.063       $9.247       6,190
                                                                     2002        $9.247       $9.123       8,977
                                                                     2003        $9.123      $10.823      18,815
                                                                     2004       $10.823      $11.789      14,185
                                                                     2005       $11.789      $12.379       8,697
                                                                     2006       $12.379      $13.879       5,167
                                                                     2007       $13.879      $14.060       3,525
                                                                     2008       $14.060      $10.174       1,680

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000       $10.000      $10.400       6,003
                                                                     2001       $10.400      $11.183      39,929
                                                                     2002       $11.183      $11.583      65,507
                                                                     2003       $11.583      $12.331      85,873
                                                                     2004       $12.331      $12.738      78,891
                                                                     2005       $12.738      $12.921      66,178
                                                                     2006       $12.921      $13.407      46,127
                                                                     2007       $13.407      $13.948      33,898
                                                                     2008       $13.948      $12.471      22,190
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000       $10.000      $10.088           0
                                                                     2001       $10.088      $10.566         565
                                                                     2002       $10.566      $10.793      36,300
                                                                     2003       $10.793      $10.832      63,057
                                                                     2004       $10.832      $10.784      42,187
                                                                     2005       $10.784      $10.785      30,808
                                                                     2006       $10.785      $11.041      21,857
                                                                     2007       $11.041      $11.157      18,737
                                                                     2008       $11.157       $9.319       8,724
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000       $10.000      $10.070       4,189
                                                                     2001       $10.070      $10.266      34,948
                                                                     2002       $10.266      $10.213     144,203
                                                                     2003       $10.213      $10.092      53,703
                                                                     2004       $10.092       $9.993      39,662
                                                                     2005        $9.993      $10.084      25,479
                                                                     2006       $10.084      $10.357      17,287
                                                                     2007       $10.357      $10.667      10,558
                                                                     2008       $10.667      $10.728      38,951
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000       $10.000       $9.210      19,728
                                                                     2001        $9.210       $7.933      62,351
                                                                     2002        $7.933       $6.037      94,444
                                                                     2003        $6.037       $7.577     144,901
                                                                     2004        $7.577       $8.226     122,419
                                                                     2005        $8.226       $8.450      99,695
                                                                     2006        $8.450       $9.586      70,161
                                                                     2007        $9.586       $9.902      62,388
                                                                     2008        $9.902       $6.117      59,785
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000       $10.000       $9.573         314
                                                                     2001        $9.573       $8.440      64,590
                                                                     2002        $8.440       $7.466     279,760
                                                                     2003        $7.466       $9.252     298,815
                                                                     2004        $9.252      $10.025     182,549
                                                                     2005       $10.025      $10.661     145,729
                                                                     2006       $10.661      $12.037      61,412
                                                                     2007       $12.037      $12.836      47,835
                                                                     2008       $12.836       $9.578      35,254

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     2000       $10.000      $10.021       1,268
                                                                     2001       $10.021       $7.303      57,623
                                                                     2002        $7.303       $5.529      67,816
                                                                     2003        $5.529       $6.370      66,227
                                                                     2004        $6.370       $7.545      49,683
                                                                     2005        $7.545       $8.489      43,122
                                                                     2006        $8.489      $10.028      26,562
                                                                     2007       $10.028      $11.845      18,111
                                                                     2008       $11.845       $7.759      17,037
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000       $10.000       $8.387           0
                                                                     2001        $8.387       $7.697         391
                                                                     2002        $7.697       $6.884       3,280
                                                                     2003        $6.884      $10.114       3,756
                                                                     2004       $10.114      $12.224       7,978
                                                                     2005       $12.224      $16.063       7,332
                                                                     2006       $16.063      $21.627       7,347
                                                                     2007       $21.627      $29.816       5,908
                                                                     2008       $29.816      $12.695       2,353
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $8.584         721
                                                                     2001        $8.584       $7.151      16,825
                                                                     2002        $7.151       $5.064      24,796
                                                                     2003        $5.064       $6.210      38,524
                                                                     2004        $6.210       $6.571      37,045
                                                                     2005        $6.571       $7.464      24,528
                                                                     2006        $7.464       $7.628      21,248
                                                                     2007        $7.628       $9.128      17,110
                                                                     2008        $9.128       $4.553      18,805
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000       $10.000       $9.836           0
                                                                     2001        $9.836       $7.791         516
                                                                     2002        $7.791       $6.362       1,624
                                                                     2003        $6.362       $7.958       2,830
                                                                     2004        $7.958       $9.171       5,834
                                                                     2005        $9.171      $10.000       7,252
                                                                     2006       $10.000      $12.285      10,031
                                                                     2007       $12.285      $13.817       8,078
                                                                     2008       $13.817       $7.511       5,632

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.301      13,040
                                                                     2003        $7.301      $10.161      22,868
                                                                     2004       $10.161      $12.129      18,936
                                                                     2005       $12.129      $14.000      16,914
                                                                     2006       $14.000      $15.018       9,167
                                                                     2007       $15.018      $18.083       6,969
                                                                     2008       $18.083       $9.449       5,402
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000       $9.832           0
                                                                     2001        $9.832       $9.346      16,142
                                                                     2002        $9.346       $6.604      30,234
                                                                     2003        $6.604       $9.173      47,180
                                                                     2004        $9.173      $10.319      50,117
                                                                     2005       $10.319      $11.378      39,026
                                                                     2006       $11.378      $13.482      28,814
                                                                     2007       $13.482      $14.272      15,630
                                                                     2008       $14.272       $8.225       9,207
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000       $10.000      $10.747           0
                                                                     2001       $10.747      $11.586       2,387
                                                                     2002       $11.586      $11.207      13,890
                                                                     2003       $11.207      $15.233      20,305
                                                                     2004       $15.233      $20.397      15,512
                                                                     2005       $20.397      $23.438      12,929
                                                                     2006       $23.438      $31.765      10,906
                                                                     2007       $31.765      $25.856       7,275
                                                                     2008       $25.856      $15.763       4,752
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.110         411
                                                                     2005       $11.110      $12.121         409
                                                                     2006       $12.121      $12.485         411
                                                                     2007       $12.485      $14.412         384
                                                                     2008       $14.412       $7.521         621
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.039      17,868
                                                                     2003        $8.039      $10.338      55,677
                                                                     2004       $10.338      $11.951      71,853
                                                                     2005       $11.951      $12.245      61,998
                                                                     2006       $12.245      $13.978      43,977
                                                                     2007       $13.978      $13.440      25,584
                                                                     2008       $13.440       $8.487      22,981
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $8.110       6,591
                                                                     2001        $8.110       $5.453      72,989
                                                                     2002        $5.453       $3.614      78,885
                                                                     2003        $3.614       $4.518      93,400
                                                                     2004        $4.518       $4.747      63,359
                                                                     2005        $4.747       $5.030      57,840
                                                                     2006        $5.030       $5.079      44,530
                                                                     2007        $5.079       $5.832      40,186
                                                                     2008        $5.832       $2.920      31,171

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $8.233           0
                                                                     2001        $8.233       $6.201       6,247
                                                                     2002        $6.201       $4.605      12,799
                                                                     2003        $4.605       $5.855      19,664
                                                                     2004        $5.855       $6.128      25,056
                                                                     2005        $6.128       $6.548      22,843
                                                                     2006        $6.548       $6.833      22,062
                                                                     2007        $6.833       $7.513      13,008
                                                                     2008        $7.513       $4.241       7,570
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000       $10.000       $9.406           0
                                                                     2001        $9.406       $8.072       2,372
                                                                     2002        $8.072       $5.526       6,588
                                                                     2003        $5.526       $6.785       8,143
                                                                     2006       $10.000      $10.780       5,895
                                                                     2007       $10.780      $11.438       3,680
                                                                     2008       $11.438       $7.846       3,616
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.802           0
                                                                     2005       $10.802      $11.413           4
                                                                     2006       $11.413      $12.464         471
                                                                     2007       $12.464      $13.402         608
                                                                     2008       $13.402       $9.404         457
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $8.858           0
                                                                     2001        $8.858       $6.637       6,281
                                                                     2002        $6.637       $4.674       1,597
                                                                     2003        $4.674       $6.181       5,809
                                                                     2004        $6.181       $6.949      16,717
                                                                     2005        $6.949       $7.616      10,669
                                                                     2006        $7.616       $7.384       5,694
                                                                     2007        $7.384       $8.165       3,315
                                                                     2008        $8.165       $4.601       3,336
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000       $9.940           0
                                                                     2001        $9.940       $9.770      33,844
                                                                     2002        $9.770       $7.456      55,529
                                                                     2003        $7.456       $9.675      68,144
                                                                     2004        $9.675      $10.563      50,289
                                                                     2005       $10.563      $10.847      42,214
                                                                     2006       $10.847      $12.457      27,676
                                                                     2007       $12.457      $12.822      19,625
                                                                     2008       $12.822       $7.464      12,596

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $8.830         661
                                                                     2001        $8.830       $7.162       3,489
                                                                     2002        $7.162       $4.862       9,508
                                                                     2003        $4.862       $5.888       9,233
                                                                     2004        $5.888       $6.263       9,211
                                                                     2005        $6.263       $7.061       5,939
                                                                     2006        $7.061       $6.887       7,309
                                                                     2007        $6.887       $7.681       7,914
                                                                     2008        $7.681       $4.537       6,772
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.677           0
                                                                     2005       $10.677      $10.828       2,474
                                                                     2006       $10.828      $11.626           0
                                                                     2007       $11.626      $11.721           0
                                                                     2008       $11.721       $8.816           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.220           0
                                                                     2005       $11.220      $11.191       3,301
                                                                     2006       $11.191      $12.991       8,186
                                                                     2007       $12.991      $13.230      10,360
                                                                     2008       $13.230       $9.136      10,538
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.314         789
                                                                     2006       $11.314      $12.993       4,583
                                                                     2007       $12.993      $12.450       3,747
                                                                     2008       $12.450       $8.186       3,421
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.932           0
                                                                     2005       $10.932      $11.865       4,867
                                                                     2006       $11.865      $13.789      10,351
                                                                     2007       $13.789      $14.006       7,625
                                                                     2008       $14.006       $8.647       9,477
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.499           0
                                                                     2005       $11.499      $12.437       6,840
                                                                     2006       $12.437      $14.828       4,288
                                                                     2007       $14.828      $16.804       1,254
                                                                     2008       $16.804       $9.835       2,151

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.072           0
                                                                     2001       $10.072       $9.253       1,873
                                                                     2002        $9.253       $7.359       8,929
                                                                     2003        $7.359       $9.202      11,895
                                                                     2004        $9.202      $10.037       9,242
                                                                     2005       $10.037      $10.369       7,277
                                                                     2006       $10.369      $11.799       5,607
                                                                     2007       $11.799      $10.882       4,083
                                                                     2008       $10.882       $6.549       5,121
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000       $9.940           0
                                                                     2001        $9.940       $7.745       6,602
                                                                     2002        $7.745       $6.260      17,401
                                                                     2003        $6.260       $7.898      16,442
                                                                     2004        $7.898       $9.009      16,766
                                                                     2005        $9.009       $9.923      14,612
                                                                     2006        $9.923      $12.442      21,948
                                                                     2007       $12.442      $13.235      11,301
                                                                     2008       $13.235       $7.282      11,667
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.283       2,826
                                                                     2003        $7.283      $10.700       2,713
                                                                     2004       $10.700      $13.257       1,717
                                                                     2005       $13.257      $13.930       1,548
                                                                     2006       $13.930      $16.041         549
                                                                     2007       $16.041      $13.742         547
                                                                     2008       $13.742       $8.180         458
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $7.659           0
                                                                     2001        $7.659       $6.699       3,663
                                                                     2002        $6.699       $4.831       6,287
                                                                     2003        $4.831       $5.924       6,437
                                                                     2004        $5.924       $6.108       4,767
                                                                     2005        $6.108       $6.338       5,483
                                                                     2006        $6.338       $6.560       1,787
                                                                     2007        $6.560       $6.795         657
                                                                     2008        $6.795       $4.200         576



* Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class X
                                                                     2000       $10.000      $10.129           0
                                                                     2001       $10.129       $7.244           0
                                                                     2002        $7.244       $5.390           0
                                                                     2003        $5.390       $6.661       1,847
                                                                     2004        $6.661       $7.360         997
                                                                     2005        $7.360       $8.889       1,288
                                                                     2006        $8.889       $9.398       1,201
                                                                     2007        $9.398      $11.025       1,245
                                                                     2008       $11.025       $5.527         303
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.495           0
                                                                     2001       $10.495       $9.752      13,010
                                                                     2002        $9.752       $7.839      34,183
                                                                     2003        $7.839       $9.828      20,007
                                                                     2004        $9.828      $10.451      41,870
                                                                     2005       $10.451      $10.821      42,035
                                                                     2006       $10.821      $11.787      15,535
                                                                     2007       $11.787      $12.043      15,134
                                                                     2008       $12.043       $7.514      14,330
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class X
                                                                     2000       $10.000      $10.128           0
                                                                     2001       $10.128       $7.260      21,280
                                                                     2002        $7.260       $5.608      28,648
                                                                     2003        $5.608       $6.751      26,500
                                                                     2004        $6.751       $7.357      46,242
                                                                     2005        $7.357       $8.523      45,614
                                                                     2006        $8.523       $8.705      15,680
                                                                     2007        $8.705      $10.201      15,080
                                                                     2008       $10.201       $5.238      14,112

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class X
                                                                     2000       $10.000      $10.401           0
                                                                     2001       $10.401       $8.384       1,081
                                                                     2002        $8.384       $6.464       6,524
                                                                     2003        $6.464       $8.177      12,549
                                                                     2004        $8.177       $9.038      20,517
                                                                     2005        $9.038       $9.631      18,875
                                                                     2006        $9.631      $12.296       5,937
                                                                     2007       $12.296      $13.934       5,556
                                                                     2008       $13.934       $7.827       4,881
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class X
                                                                     2000       $10.000       $9.869           0
                                                                     2001        $9.869       $8.010           0
                                                                     2002        $8.010       $5.758           0
                                                                     2003        $5.758       $7.401       1,439
                                                                     2004        $7.401       $8.166         778
                                                                     2005        $8.166       $8.551         806
                                                                     2006        $8.551       $9.939         800
                                                                     2007        $9.939      $11.408         732
                                                                     2008       $11.408       $6.281           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class X
                                                                     2000       $10.000      $10.319           0
                                                                     2001       $10.319       $9.483       9,479
                                                                     2002        $9.483       $8.133      24,369
                                                                     2003        $8.133      $10.531       9,468
                                                                     2004       $10.531      $11.866      18,479
                                                                     2005       $11.866      $12.372      17,240
                                                                     2006       $12.372      $14.791       4,099
                                                                     2007       $14.791      $15.518       3,768
                                                                     2008       $15.518       $8.985       3,273
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class X
                                                                     2000       $10.000       $9.542           0
                                                                     2001        $9.542       $7.383           0
                                                                     2002        $7.383       $5.641       3,013
                                                                     2003        $5.641       $7.065       1,471
                                                                     2004        $7.065       $7.608       1,471
                                                                     2005        $7.608       $7.622       1,471
                                                                     2006        $7.622       $8.167       1,471
                                                                     2007        $8.167       $8.340       1,471
                                                                     2008        $8.340       $6.286       1,471
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class X
                                                                     2000       $10.000       $9.593           0
                                                                     2001        $9.593      $10.488           0
                                                                     2002       $10.488       $9.332           0
                                                                     2003        $9.332      $11.055       8,960
                                                                     2004       $11.055      $12.027       8,960
                                                                     2005       $12.027      $12.612       8,960
                                                                     2006       $12.612      $14.123       8,960
                                                                     2007       $14.123      $14.288       8,960
                                                                     2008       $14.288      $10.325       8,960

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class X
                                                                     2000       $10.000      $10.018           0
                                                                     2001       $10.018      $10.576           0
                                                                     2002       $10.576      $11.130       4,182
                                                                     2003       $11.130      $11.833       5,233
                                                                     2004       $11.833      $12.208       2,307
                                                                     2005       $12.208      $12.367       1,928
                                                                     2006       $12.367      $12.816       1,006
                                                                     2007       $12.816      $13.315         658
                                                                     2008       $13.315      $11.889          29
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class X
                                                                     2000       $10.000      $10.007           0
                                                                     2001       $10.007      $10.304           0
                                                                     2002       $10.304      $10.680       2,753
                                                                     2003       $10.680      $10.703          66
                                                                     2004       $10.703      $10.643           0
                                                                     2005       $10.643      $10.630           0
                                                                     2006       $10.630      $10.868           0
                                                                     2007       $10.868      $10.968           0
                                                                     2008       $10.968       $9.149           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class X
                                                                     2000       $10.000      $10.017           0
                                                                     2001       $10.017      $10.183           0
                                                                     2002       $10.183      $10.135         390
                                                                     2003       $10.135      $10.003         389
                                                                     2004       $10.003       $9.892       1,215
                                                                     2005        $9.892       $9.969       1,263
                                                                     2006        $9.969      $10.226       1,295
                                                                     2007       $10.226      $10.518       1,350
                                                                     2008       $10.518      $10.565         513
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class X
                                                                     2000       $10.000       $9.978           0
                                                                     2001        $9.978       $8.892           0
                                                                     2002        $8.892       $6.523           0
                                                                     2003        $6.523       $8.177       1,896
                                                                     2004        $8.177       $8.866       1,429
                                                                     2005        $8.866       $9.096       2,086
                                                                     2006        $9.096      $10.305       1,256
                                                                     2007       $10.305      $10.631       1,223
                                                                     2008       $10.631       $6.559       4,781
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class X
                                                                     2000       $10.000      $10.072           0
                                                                     2001       $10.072       $8.867         996
                                                                     2002        $8.867       $7.834      10,041
                                                                     2003        $7.834       $9.696      13,255
                                                                     2004        $9.696      $10.492      11,233
                                                                     2005       $10.492      $11.143      10,025
                                                                     2006       $11.143      $12.565       7,800
                                                                     2007       $12.565      $13.381       5,925
                                                                     2008       $13.381       $9.972       4,474

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class X
                                                                     2000       $10.000      $10.139           0
                                                                     2001       $10.139       $7.380      13,036
                                                                     2002        $7.380       $5.580      13,436
                                                                     2003        $5.580       $6.420       2,852
                                                                     2004        $6.420       $7.595       2,500
                                                                     2005        $7.595       $8.535       2,499
                                                                     2006        $8.535      $10.068         497
                                                                     2007       $10.068      $11.877         478
                                                                     2008       $11.877       $7.769         439
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000       $10.000       $9.538           0
                                                                     2001        $9.538       $8.299           0
                                                                     2002        $8.299       $7.808           0
                                                                     2003        $7.808      $11.458       2,080
                                                                     2004       $11.458      $13.829       1,662
                                                                     2005       $13.829      $18.150       1,769
                                                                     2006       $18.150      $24.404       1,119
                                                                     2007       $24.404      $33.601         483
                                                                     2008       $33.601      $14.288         203
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.829           0
                                                                     2001        $9.829       $8.224           0
                                                                     2002        $8.224       $5.784           0
                                                                     2003        $5.784       $7.084       1,591
                                                                     2004        $7.084       $7.485         823
                                                                     2005        $7.485       $8.491         859
                                                                     2006        $8.491       $8.667         863
                                                                     2007        $8.667      $10.357         847
                                                                     2008       $10.357       $5.159           0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000       $10.000      $10.199           0
                                                                     2001       $10.199       $8.694           0
                                                                     2002        $8.694       $6.580           0
                                                                     2003        $6.580       $8.220          25
                                                                     2004        $8.220       $9.460          24
                                                                     2005        $9.460      $10.302          23
                                                                     2006       $10.302      $12.639          21
                                                                     2007       $12.639      $14.198           0
                                                                     2008       $14.198       $7.707           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002       $10.000       $7.295           0
                                                                     2003        $7.295      $10.139         815
                                                                     2004       $10.139      $12.087       5,338
                                                                     2005       $12.087      $13.933       5,315
                                                                     2006       $13.933      $14.928         395
                                                                     2007       $14.928      $17.950         385
                                                                     2008       $17.950       $9.368           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000       $10.000      $10.320           0
                                                                     2001       $10.320       $9.927           0
                                                                     2002        $9.927       $6.913           0
                                                                     2003        $6.913       $9.591       4,464
                                                                     2004        $9.591      $10.775       3,952
                                                                     2005       $10.775      $11.865       3,936
                                                                     2006       $11.865      $14.041       3,931
                                                                     2007       $14.041      $14.844       3,873
                                                                     2008       $14.844       $8.544       3,359
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000       $10.000      $10.025           0
                                                                     2001       $10.025      $11.154           0
                                                                     2002       $11.154      $10.427           0
                                                                     2003       $10.427      $14.154         723
                                                                     2004       $14.154      $18.928         386
                                                                     2005       $18.928      $21.722         310
                                                                     2006       $21.722      $29.401         283
                                                                     2007       $29.401      $23.901         280
                                                                     2008       $23.901      $14.551           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004       $10.000      $11.100           0
                                                                     2005       $11.100      $12.091           0
                                                                     2006       $12.091      $12.438           0
                                                                     2007       $12.438      $14.339           0
                                                                     2008       $14.339       $7.474           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
                                                                     2002       $10.000       $8.032           0
                                                                     2003        $8.032      $10.316       1,032
                                                                     2004       $10.316      $11.909         546
                                                                     2005       $11.909      $12.187         541
                                                                     2006       $12.187      $13.894         560
                                                                     2007       $13.894      $13.342         547
                                                                     2008       $13.342       $8.414           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000       $10.000       $9.838           0
                                                                     2001        $9.838       $6.969           0
                                                                     2002        $6.969       $4.373       1,362
                                                                     2003        $4.373       $5.459       2,229
                                                                     2004        $5.459       $5.729         543
                                                                     2005        $5.729       $6.062         545
                                                                     2006        $6.062       $6.113         546
                                                                     2007        $6.113       $7.009           0
                                                                     2008        $7.009       $3.505           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000       $10.000       $9.895           0
                                                                     2001        $9.895       $7.579           0
                                                                     2002        $7.579       $5.518           0
                                                                     2003        $5.518       $7.007       1,791
                                                                     2004        $7.007       $7.325       1,018
                                                                     2005        $7.325       $7.817       1,085
                                                                     2006        $7.817       $8.147       1,989
                                                                     2007        $8.147       $8.945       1,986
                                                                     2008        $8.945       $5.043           0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2000       $10.000      $10.159           0
                                                                     2001       $10.159       $8.959           0
                                                                     2002        $8.959       $5.953           0
                                                                     2003        $5.953       $7.300       3,110
                                                                     2004        $7.300       $7.570       3,110
                                                                     2005        $7.570       $7.841       3,110
                                                                     2006       $10.000      $10.771       2,558
                                                                     2007       $10.771      $11.413       2,558
                                                                     2008       $11.413       $7.819       2,558
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004       $10.000      $10.792           0
                                                                     2005       $10.792      $11.385           0
                                                                     2006       $11.385      $12.417           0
                                                                     2007       $12.417      $13.335           0
                                                                     2008       $13.335       $9.345           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000       $10.000       $9.927           0
                                                                     2001        $9.927       $7.619           0
                                                                     2002        $7.619       $5.225           0
                                                                     2003        $5.225       $6.900           0
                                                                     2004        $6.900       $7.748           0
                                                                     2005        $7.748       $8.480           0
                                                                     2006        $8.480       $8.211           0
                                                                     2007        $8.211       $9.069           0
                                                                     2008        $9.069       $5.103           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000       $10.000      $10.359           0
                                                                     2001       $10.359      $10.519           0
                                                                     2002       $10.519       $7.750       2,436
                                                                     2003        $7.750      $10.043       7,853
                                                                     2004       $10.043      $10.951       7,361
                                                                     2005       $10.951      $11.231       7,371
                                                                     2006       $11.231      $12.881       7,408
                                                                     2007       $12.881      $13.241       7,338
                                                                     2008       $13.241       $7.698       6,768

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000       $10.000       $9.807           0
                                                                     2001        $9.807       $8.086           0
                                                                     2002        $8.086       $5.384           0
                                                                     2003        $5.384       $6.512           0
                                                                     2004        $6.512       $6.917           0
                                                                     2005        $6.917       $7.788           0
                                                                     2006        $7.788       $7.587           0
                                                                     2007        $7.587       $8.450           0
                                                                     2008        $8.450       $4.985           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004       $10.000      $10.667           0
                                                                     2005       $10.667      $10.803           0
                                                                     2006       $10.803      $11.584           0
                                                                     2007       $11.584      $11.664           0
                                                                     2008       $11.664       $8.762           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004       $10.000      $11.211       3,137
                                                                     2005       $11.211      $11.168       3,137
                                                                     2006       $11.168      $12.947       3,749
                                                                     2007       $12.947      $13.168       3,748
                                                                     2008       $13.168       $9.081       3,747
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund--Class 2
                                                                     2005       $10.000      $11.304           0
                                                                     2006       $11.304      $12.965           0
                                                                     2007       $12.965      $12.407           0
                                                                     2008       $12.407       $8.147           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004       $10.000      $10.923           0
                                                                     2005       $10.923      $11.838           0
                                                                     2006       $11.838      $13.740           0
                                                                     2007       $13.740      $13.937           0
                                                                     2008       $13.937       $8.593           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004       $10.000      $11.489           0
                                                                     2005       $11.489      $12.408           0
                                                                     2006       $12.408      $14.774           0
                                                                     2007       $14.774      $16.722           0
                                                                     2008       $16.722       $9.774           0

                    Morgan Stanley Variable Annuity II - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000       $10.000      $10.225           0
                                                                     2001       $10.225       $9.831           0
                                                                     2002        $9.831       $7.451           0
                                                                     2003        $7.451       $9.306           0
                                                                     2004        $9.306      $10.137         595
                                                                     2005       $10.137      $10.459         607
                                                                     2006       $10.459      $11.886         636
                                                                     2007       $11.886      $10.948         638
                                                                     2008       $10.948       $6.579           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000       $10.000      $10.316           0
                                                                     2001       $10.316       $8.502           0
                                                                     2002        $8.502       $6.479           0
                                                                     2003        $6.479       $8.164       1,296
                                                                     2004        $8.164       $9.301           0
                                                                     2005        $9.301      $10.231           0
                                                                     2006       $10.231      $12.812           0
                                                                     2007       $12.812      $13.610           0
                                                                     2008       $13.610       $7.478           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002       $10.000       $7.277           0
                                                                     2003        $7.277      $10.676           0
                                                                     2004       $10.676      $13.211           0
                                                                     2005       $13.211      $13.864           0
                                                                     2006       $13.864      $15.944           0
                                                                     2007       $15.944      $13.641           0
                                                                     2008       $13.641       $8.109           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000       $10.000       $9.817           0
                                                                     2001        $9.817       $7.965           0
                                                                     2002        $7.965       $5.421           0
                                                                     2003        $5.421       $6.639       1,508
                                                                     2004        $6.639       $6.837         853
                                                                     2005        $6.837       $7.085         915
                                                                     2006        $7.085       $7.324       1,006
                                                                     2007        $7.324       $7.576       1,055
                                                                     2008        $7.576       $4.677           0



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information

                               Dated May 1, 2009


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 758565
Topeka, KS 66675-8565
1  (800) 457-7617

The Contracts are no longer offered for sale.


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2009, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

          TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
   Net Investment Factor
   Calculation of Variable Amount Income Payments
   Calculation of Annuity Unit Values

General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A--Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $32,225,579, $15,977,935, and $9,100,883 for the years 2006,
2007, and 2008 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

    . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

    . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS


The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related consolidated financial statement schedules, and

    . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2008 and for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                            ACCUMULATION UNIT VALUES

On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio -- Class Y liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.


                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2000        $10.000       $9.670      383,413
                                                                     2001         $9.670       $6.801      454,677
                                                                     2002         $6.801       $5.171       62,720
                                                                     2003         $5.171       $6.408      417,628
                                                                     2004         $6.408       $7.101      356,858
                                                                     2005         $7.101       $8.587      352,351
                                                                     2006         $8.587       $9.108      333,941
                                                                     2007         $9.108      $10.713      258,460
                                                                     2008        $10.713       $5.383      201,641
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2000        $10.000      $10.675      438,718
                                                                     2001        $10.675       $9.948    1,236,410
                                                                     2002         $9.948       $8.014    1,359,754
                                                                     2003         $8.014      $10.070    1,396,083
                                                                     2004        $10.070      $10.736    1,258,432
                                                                     2005        $10.736      $11.145    1,076,026
                                                                     2006        $11.145      $12.171      867,687
                                                                     2007        $12.171      $12.459      615,844
                                                                     2008        $12.459       $7.800      489,231
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2000        $10.000       $9.521    1,035,141
                                                                     2001         $9.521       $6.841    1,706,161
                                                                     2002         $6.841       $5.295    1,693,321
                                                                     2003         $5.295       $6.393    1,683,190
                                                                     2004         $6.393       $6.984    1,443,163
                                                                     2005         $6.984       $8.113    1,179,382
                                                                     2006         $8.113       $8.307      988,392
                                                                     2007         $8.307       $9.759      731,931
                                                                     2008         $9.759       $5.024      580,065

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2000        $10.000       $9.183      284,828
                                                                     2001         $9.183       $7.426      418,373
                                                                     2002         $7.426       $5.742      395,883
                                                                     2003         $5.742       $7.282      425,781
                                                                     2004         $7.282       $8.070      381,556
                                                                     2005         $8.070       $8.616      304,520
                                                                     2006         $8.616      $11.027      274,133
                                                                     2007        $11.027      $12.531      199,125
                                                                     2008        $12.531       $7.057      144,654
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2000        $10.000       $8.407      181,032
                                                                     2001         $8.407       $6.334      227,577
                                                                     2002         $6.334       $4.934      151,012
                                                                     2003         $4.934       $6.356      145,534
                                                                     2004         $6.356       $7.032      137,568
                                                                     2005         $7.032       $7.376      128,432
                                                                     2006         $7.376       $8.601      119,819
                                                                     2007         $8.601       $9.888       74,658
                                                                     2008         $9.888       $5.460       57,147
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2000        $10.000       $9.924       73,926
                                                                     2001         $9.924       $9.147      176,270
                                                                     2002         $9.147       $7.866      287,520
                                                                     2003         $7.866      $10.203      333,317
                                                                     2004        $10.203      $11.526      322,125
                                                                     2005        $11.526      $12.058      326,131
                                                                     2006        $12.058      $14.449      285,784
                                                                     2007        $14.449      $15.198      227,470
                                                                     2008        $15.198       $8.822      158,628
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2000        $10.000       $6.939       40,393
                                                                     2001         $6.939       $4.518      179,817
                                                                     2002         $4.518       $4.124      243,294
                                                                     2003         $4.124       $5.178      421,935
                                                                     2004         $5.178       $5.589      356,879
                                                                     2005         $5.589       $5.613      308,894
                                                                     2006         $5.613       $6.029      225,268
                                                                     2007         $6.029       $6.172      148,072
                                                                     2008         $6.172       $4.671      102,245
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2000        $10.000      $10.022       17,095
                                                                     2001        $10.022      $10.082      108,292
                                                                     2002        $10.082       $9.143      164,567
                                                                     2003         $9.143      $10.857      206,462
                                                                     2004        $10.857      $11.844      203,182
                                                                     2005        $11.844      $12.453      192,707
                                                                     2006        $12.453      $13.984      170,479
                                                                     2007        $13.984      $14.172      122,922
                                                                     2008        $14.172      $10.271       81,547

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2000        $10.000      $10.741      106,629
                                                                     2001        $10.741      $11.569      644,029
                                                                     2002        $11.569      $11.999      956,318
                                                                     2003        $11.999      $12.779      829,644
                                                                     2004        $12.779      $13.230      764,010
                                                                     2005        $13.230      $13.437      694,113
                                                                     2006        $13.437      $13.947      612,984
                                                                     2007        $13.947      $14.529      482,791
                                                                     2008        $14.529      $13.011      372,809
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2000        $10.000      $10.295       32,340
                                                                     2001        $10.295      $10.802      200,505
                                                                     2002        $10.802      $11.048      576,822
                                                                     2003        $11.048      $11.101      602,541
                                                                     2004        $11.101      $11.066      603,850
                                                                     2005        $11.066      $11.069      490,183
                                                                     2006        $11.069      $11.346      416,159
                                                                     2007        $11.346      $11.491      327,752
                                                                     2008        $11.491       $9.600      225,522
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2000        $10.000      $10.254      333,297
                                                                     2001        $10.254      $10.471      951,781
                                                                     2002        $10.471      $10.429    1,463,833
                                                                     2003        $10.429      $10.319      908,235
                                                                     2004        $10.319      $10.230      616,028
                                                                     2005        $10.230      $10.335      496,319
                                                                     2006        $10.335      $10.627      446,959
                                                                     2007        $10.627      $10.959      349,352
                                                                     2008        $10.959      $11.035      512,848
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2000        $10.000       $8.952      424,465
                                                                     2001         $8.952       $7.715    1,051,174
                                                                     2002         $7.715       $5.878    1,366,831
                                                                     2003         $5.878       $7.387    1,426,535
                                                                     2004         $7.387       $8.027    1,328,127
                                                                     2005         $8.027       $8.261    1,139,468
                                                                     2006         $8.261       $9.378      954,977
                                                                     2007         $9.378       $9.702      693,609
                                                                     2008         $9.702       $5.996      493,112
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2000        $10.000       $9.915      474,436
                                                                     2001         $9.915       $8.752      917,051
                                                                     2002         $8.752       $7.751    1,027,725
                                                                     2003         $7.751       $9.614    1,038,099
                                                                     2004         $9.614      $10.431      945,026
                                                                     2005        $10.431      $11.107      840,536
                                                                     2006        $11.107      $12.559      739,984
                                                                     2007        $12.559      $13.410      509,548
                                                                     2008        $13.410      $10.015      342,609

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2000        $10.000      $10.122      377,975
                                                                     2001        $10.122       $7.381      647,789
                                                                     2002         $7.381       $5.594      595,281
                                                                     2003         $5.594       $6.459      584,580
                                                                     2004         $6.459       $7.655      514,501
                                                                     2005         $7.655       $8.625      463,318
                                                                     2006         $8.625      $10.201      411,299
                                                                     2007        $10.201      $12.064      285,331
                                                                     2008        $12.064       $7.911      235,771
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000        $10.000       $6.381       31,762
                                                                     2001         $6.381       $5.879       66,955
                                                                     2002         $5.879       $5.277      118,128
                                                                     2003         $5.277       $7.782      112,751
                                                                     2004         $7.782       $9.441      110,348
                                                                     2005         $9.441      $12.452      106,944
                                                                     2006        $12.452      $16.826      104,252
                                                                     2007        $16.826      $23.284       77,892
                                                                     2008        $23.284       $9.951       62,567
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.329      441,371
                                                                     2001         $8.329       $6.966      657,405
                                                                     2002         $6.966       $4.951      595,843
                                                                     2003         $4.951       $6.094      559,323
                                                                     2004         $6.094       $6.472      530,988
                                                                     2005         $6.472       $7.379      367,080
                                                                     2006         $7.379       $7.569      301,065
                                                                     2007         $7.569       $9.091      227,824
                                                                     2008         $9.091       $4.551      172,404
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000        $10.000       $9.047       38,115
                                                                     2001         $9.047       $7.194      134,109
                                                                     2002         $7.194       $5.896      133,204
                                                                     2003         $5.896       $7.403      169,601
                                                                     2004         $7.403       $8.562      181,261
                                                                     2005         $8.562       $9.371      163,192
                                                                     2006         $9.371      $11.554      158,361
                                                                     2007        $11.554      $13.044      115,259
                                                                     2008        $13.044       $7.117       71,962

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.319       50,957
                                                                     2003         $7.319      $10.224      107,052
                                                                     2004        $10.224      $12.250      121,693
                                                                     2005        $12.250      $14.191      118,192
                                                                     2006        $14.191      $15.280      105,867
                                                                     2007        $15.280      $18.466       80,537
                                                                     2008        $18.466       $9.685       52,155
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000        $10.000      $10.224       88,818
                                                                     2001        $10.224       $9.755      432,708
                                                                     2002         $9.755       $6.918      600,780
                                                                     2003         $6.918       $9.646      583,068
                                                                     2004         $9.646      $10.892      557,824
                                                                     2005        $10.892      $12.053      515,859
                                                                     2006        $12.053      $14.335      454,153
                                                                     2007        $14.335      $15.231      346,740
                                                                     2008        $15.231       $8.811      250,388
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000        $10.000      $11.494       25,524
                                                                     2001        $11.494      $12.439       72,958
                                                                     2002        $12.439      $12.076      131,902
                                                                     2003        $12.076      $16.476      139,260
                                                                     2004        $16.476      $22.142      126,800
                                                                     2005        $22.142      $25.538      112,085
                                                                     2006        $25.538      $34.738       98,413
                                                                     2007        $34.738      $28.383       62,315
                                                                     2008        $28.383      $17.367       38,551
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.138       23,031
                                                                     2005        $11.138      $12.195       29,797
                                                                     2006        $12.195      $12.608       26,037
                                                                     2007        $12.608      $14.608       24,174
                                                                     2008        $14.608       $7.652       17,403
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.047      280,004
                                                                     2003         $8.047      $10.369      506,782
                                                                     2004        $10.369      $11.997      644,084
                                                                     2005        $11.997      $12.307      699,360
                                                                     2006        $12.307      $14.072      608,840
                                                                     2007        $14.072      $13.542      490,947
                                                                     2008        $13.542       $8.566      340,570
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.123      788,781
                                                                     2001         $8.123       $5.483      840,217
                                                                     2002         $5.483       $3.647      684,505
                                                                     2003         $3.647       $4.576      640,748
                                                                     2004         $4.576       $4.826      550,386
                                                                     2005         $4.826       $5.133      429,514
                                                                     2006         $5.133       $5.202      350,600
                                                                     2007         $5.202       $5.994      245,404
                                                                     2008         $5.994       $3.013      188,267

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.099      172,187
                                                                     2002         $8.099       $5.374      270,543
                                                                     2003         $5.374       $6.727      292,764
                                                                     2004         $6.727       $7.077      259,756
                                                                     2005         $7.077       $7.506      203,011
                                                                     2006         $7.506       $7.590      182,969
                                                                     2007         $7.590       $8.723      138,072
                                                                     2008         $8.723       $4.373       76,417
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000        $10.000       $8.279      255,570
                                                                     2001         $8.279       $6.257      334,318
                                                                     2002         $6.257       $4.664      350,929
                                                                     2003         $4.664       $5.952      330,297
                                                                     2004         $5.952       $6.253      304,454
                                                                     2005         $6.253       $6.706      254,117
                                                                     2006         $6.706       $7.024      422,934
                                                                     2007         $7.024       $7.751      253,773
                                                                     2008         $7.751       $4.392      186,111
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.808      333,459
                                                                     2007        $10.808      $11.513      220,803
                                                                     2008        $11.513       $7.924      156,131
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.829        6,246
                                                                     2005        $10.829      $11.483       14,826
                                                                     2006        $11.483      $12.587       15,925
                                                                     2007        $12.587      $13.585       17,665
                                                                     2008        $13.585       $9.568       14,761
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000        $10.000       $7.994      132,881
                                                                     2001         $7.994       $6.014      228,473
                                                                     2002         $6.014       $4.250      214,930
                                                                     2003         $4.250       $5.641      255,157
                                                                     2004         $5.641       $6.366      270,886
                                                                     2005         $6.366       $7.003      265,129
                                                                     2006         $7.003       $6.814      208,416
                                                                     2007         $6.814       $7.564      135,983
                                                                     2008         $7.564       $4.278      109,514

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000        $10.000      $10.235      146,820
                                                                     2001        $10.235      $10.099    1,033,578
                                                                     2002        $10.099       $7.735    1,215,178
                                                                     2003         $7.735      $10.074    1,184,630
                                                                     2004        $10.074      $11.040    1,062,106
                                                                     2005        $11.040      $11.378      955,381
                                                                     2006        $11.378      $13.116      850,938
                                                                     2007        $13.116      $13.550      620,749
                                                                     2008        $13.550       $7.918      428,660
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000        $10.000       $7.973      403,783
                                                                     2001         $7.973       $6.488      539,301
                                                                     2002         $6.488       $4.421      541,542
                                                                     2003         $4.421       $5.374      533,138
                                                                     2004         $5.374       $5.737      458,318
                                                                     2005         $5.737       $6.492      435,012
                                                                     2006         $6.492       $6.356      386,171
                                                                     2007         $6.356       $7.114      289,805
                                                                     2008         $7.114       $4.218      197,671
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.703        2,191
                                                                     2005        $10.703      $10.896        4,489
                                                                     2006        $10.896      $11.742        8,268
                                                                     2007        $11.742      $11.883        8,571
                                                                     2008        $11.883       $8.971        7,714
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.249       27,352
                                                                     2005        $11.249      $11.261      104,600
                                                                     2006        $11.261      $13.120      155,445
                                                                     2007        $13.120      $13.412      152,634
                                                                     2008        $13.412       $9.296      149,300
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.960        7,179
                                                                     2005        $10.960      $11.939       65,412
                                                                     2006        $11.939      $13.926      103,491
                                                                     2007        $13.926      $14.198      112,155
                                                                     2008        $14.198       $8.798       51,799
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.528       17,571
                                                                     2005        $11.528      $12.514       72,747
                                                                     2006        $12.514      $14.975       82,536
                                                                     2007        $14.975      $17.034       77,683
                                                                     2008        $17.034      $10.007       63,614

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000        $10.000      $10.556        3,293
                                                                     2001        $10.556       $9.735      285,053
                                                                     2002         $9.735       $7.771      344,419
                                                                     2003         $7.771       $9.753      304,659
                                                                     2004         $9.753      $10.678      285,760
                                                                     2005        $10.678      $11.071      240,104
                                                                     2006        $11.071      $12.645      206,718
                                                                     2007        $12.645      $11.706      136,891
                                                                     2008        $11.706       $7.070      103,233
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000        $10.000       $9.009      267,159
                                                                     2001         $9.009       $7.046      434,350
                                                                     2002         $7.046       $5.716      588,980
                                                                     2003         $5.716       $7.239      533,525
                                                                     2004         $7.239       $8.288      472,533
                                                                     2005         $8.288       $9.162      428,281
                                                                     2006         $9.162      $11.531      431,954
                                                                     2007        $11.531      $12.311      351,287
                                                                     2008        $12.311       $6.798      237,180
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.301       71,944
                                                                     2003         $7.301      $10.766      123,936
                                                                     2004        $10.766      $13.389      127,561
                                                                     2005        $13.389      $14.120      138,750
                                                                     2006        $14.120      $16.320      136,771
                                                                     2007        $16.320      $14.033      107,288
                                                                     2008        $14.033       $8.384       78,453
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000        $10.000       $8.111      307,692
                                                                     2001         $8.111       $6.200      600,738
                                                                     2002         $6.200       $4.488      662,928
                                                                     2003         $4.488       $5.524      621,618
                                                                     2004         $5.524       $5.716      545,296
                                                                     2005         $5.716       $5.953      390,753
                                                                     2006         $5.953       $6.185      331,284
                                                                     2007         $6.185       $6.430      241,927
                                                                     2008         $6.430       $3.989      156,233



* Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                                     2001        $10.000       $9.191       2,706
                                                                     2002         $9.191       $6.987       4,552
                                                                     2003         $6.987       $8.656       4,551
                                                                     2004         $8.656       $9.591       4,550
                                                                     2005         $9.591      $11.596       4,549
                                                                     2006        $11.596      $12.296       4,549
                                                                     2007        $12.296      $14.460       4,260
                                                                     2008        $14.460       $7.265       1,846
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
                                                                     2001        $10.000       $9.317       1,011
                                                                     2002         $9.317       $7.505       1,011
                                                                     2003         $7.505       $9.428       1,011
                                                                     2004         $9.428      $10.050       1,011
                                                                     2005        $10.050      $10.431       1,011
                                                                     2006        $10.431      $11.389       1,011
                                                                     2007        $11.389      $11.656       1,011
                                                                     2008        $11.656       $7.296       1,011
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio - Class Y
                                                                     2001        $10.000       $9.225       4,427
                                                                     2002         $9.225       $7.138       6,013
                                                                     2003         $7.138       $8.617       8,253
                                                                     2004         $8.617       $9.411       8,253
                                                                     2005         $9.411      $10.931       8,253
                                                                     2006        $10.931      $11.190       7,881
                                                                     2007        $11.190      $13.144       7,881
                                                                     2008        $13.144       $6.765       5,446
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                                     2001        $10.000       $9.976           0
                                                                     2002         $9.976       $7.391         288
                                                                     2003         $7.391       $9.371         288
                                                                     2004         $9.371      $10.384         287
                                                                     2005        $10.384      $11.085         255
                                                                     2006        $11.085      $14.183         255
                                                                     2007        $14.183      $16.115         254
                                                                     2008        $16.115       $9.073           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                                     2001        $10.000       $8.982           0
                                                                     2002         $8.982       $6.995         286
                                                                     2003         $6.995       $9.010         285
                                                                     2004         $9.010       $9.967         284
                                                                     2005         $9.967      $10.451         284
                                                                     2006        $10.451      $12.185         283
                                                                     2007        $12.185      $14.006           0
                                                                     2008        $14.006       $7.732           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
                                                                     2001        $10.000      $10.136           0
                                                                     2002        $10.136       $8.334         277
                                                                     2003         $8.334      $10.807         277
                                                                     2004        $10.807      $12.206         277
                                                                     2005        $12.206      $12.767         245
                                                                     2006        $12.767      $15.294         245
                                                                     2007        $15.294      $16.085         245
                                                                     2008        $16.085       $9.335           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
                                                                     2001        $10.000       $9.196           0
                                                                     2002         $9.196       $7.048         113
                                                                     2003         $7.048       $8.848           0
                                                                     2004         $8.848       $9.549           0
                                                                     2005         $9.549       $9.589           0
                                                                     2006         $9.589      $10.297           0
                                                                     2007        $10.297      $10.539           0
                                                                     2008        $10.539       $7.974           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y
                                                                     2001        $10.000       $9.789           0
                                                                     2002         $9.789       $8.735         868
                                                                     2003         $8.735      $10.370           0
                                                                     2004        $10.370      $11.310           0
                                                                     2005        $11.310      $11.890           0
                                                                     2006        $11.890      $13.348           0
                                                                     2007        $13.348      $13.525           0
                                                                     2008        $13.525       $9.801           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                                     2001        $10.000      $10.428       1,996
                                                                     2002        $10.428      $10.813       3,393
                                                                     2003        $10.813      $11.514       3,391
                                                                     2004        $11.514      $11.918       3,389
                                                                     2005        $11.918      $12.102       3,365
                                                                     2006        $12.102      $12.559       3,363
                                                                     2007        $12.559      $13.080       3,362
                                                                     2008        $13.080      $11.711       3,184

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                                     2001        $10.000      $10.116           0
                                                                     2002        $10.116      $10.518         727
                                                                     2003        $10.518      $10.567         726
                                                                     2004        $10.567      $10.532         726
                                                                     2005        $10.532      $10.532         643
                                                                     2006        $10.532      $10.793         642
                                                                     2007        $10.793      $10.929         642
                                                                     2008        $10.929       $9.128           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                                     2001        $10.000      $10.060      45,369
                                                                     2002        $10.060      $10.018      44,522
                                                                     2003        $10.018       $9.910      15,933
                                                                     2004         $9.910       $9.822       3,656
                                                                     2005         $9.822       $9.922         132
                                                                     2006         $9.922      $10.200         132
                                                                     2007        $10.200      $10.516         132
                                                                     2008        $10.516      $10.587           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
                                                                     2001        $10.000       $9.455       1,990
                                                                     2002         $9.455       $7.202       2,368
                                                                     2003         $7.202       $9.049       2,770
                                                                     2004         $9.049       $9.832       2,769
                                                                     2005         $9.832      $10.115       2,681
                                                                     2006        $10.115      $11.481       2,680
                                                                     2007        $11.481      $11.875       2,679
                                                                     2008        $11.875       $7.338       1,990
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                                     2001        $10.000       $9.787           0
                                                                     2002         $9.787       $8.446       3,500
                                                                     2003         $8.446      $10.475       4,319
                                                                     2004        $10.475      $11.362       4,317
                                                                     2005        $11.362      $12.096       4,316
                                                                     2006        $12.096      $13.674       4,024
                                                                     2007        $13.674      $14.598       4,023
                                                                     2008        $14.598      $10.900       4,021
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                     2001        $10.000       $8.314       1,019
                                                                     2002         $8.314       $6.300       1,019
                                                                     2003         $6.300       $7.272       1,019
                                                                     2004         $7.272       $8.616       1,019
                                                                     2005         $8.616       $9.707       1,019
                                                                     2006         $9.707      $11.478       1,019
                                                                     2007        $11.478      $13.572       1,019
                                                                     2008        $13.572       $8.898       1,019

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.772         793
                                                                     2002         $9.772       $8.770       2,091
                                                                     2003         $8.770      $12.931           0
                                                                     2004        $12.931      $15.683           0
                                                                     2005        $15.683      $20.681           0
                                                                     2006        $20.681      $27.941           0
                                                                     2007        $27.941      $38.656           0
                                                                     2008        $38.656      $16.517           0
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.678           0
                                                                     2002         $9.678       $6.850         373
                                                                     2003         $6.850       $8.431         373
                                                                     2004         $8.431       $8.951         372
                                                                     2005         $8.951      $10.203         330
                                                                     2006        $10.203      $10.464         330
                                                                     2007        $10.464      $12.565         329
                                                                     2008        $12.565       $6.290           0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.793           0
                                                                     2002         $9.793       $7.460           0
                                                                     2003         $7.460       $9.364           0
                                                                     2004         $9.364      $10.829           0
                                                                     2005        $10.829      $11.849           0
                                                                     2006        $11.849      $14.607           0
                                                                     2007        $14.607      $16.487           0
                                                                     2008        $16.487       $8.994           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.318       1,498
                                                                     2003         $7.318      $10.221       1,498
                                                                     2004        $10.221      $12.243       1,498
                                                                     2005        $12.243      $14.180       1,498
                                                                     2006        $14.180      $15.265       1,498
                                                                     2007        $15.265      $18.445       1,498
                                                                     2008        $18.445       $9.673       1,498
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.863         276
                                                                     2002         $9.863       $6.993       2,156
                                                                     2003         $6.993       $9.749       1,850
                                                                     2004         $9.749      $11.005       1,850
                                                                     2005        $11.005      $12.176       1,849
                                                                     2006        $12.176      $14.478       1,848
                                                                     2007        $14.478      $15.380       1,576
                                                                     2008        $15.380       $8.895       1,576

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.263       1,620
                                                                     2002        $10.263       $9.962       1,707
                                                                     2003         $9.962      $13.588          88
                                                                     2004        $13.588      $18.258          87
                                                                     2005        $18.258      $21.054          78
                                                                     2006        $21.054      $28.633          77
                                                                     2007        $28.633      $23.389          77
                                                                     2008        $23.389      $14.309           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.137           0
                                                                     2005        $11.137      $12.190           0
                                                                     2006        $12.190      $12.600           0
                                                                     2007        $12.600      $14.596           0
                                                                     2008        $14.596       $7.644           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.046           0
                                                                     2003         $8.046      $10.365           0
                                                                     2004        $10.365      $11.990           0
                                                                     2005        $11.990      $12.298           0
                                                                     2006        $12.298      $14.059           0
                                                                     2007        $14.059      $13.526           0
                                                                     2008        $13.526       $8.554           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.253           0
                                                                     2002         $9.253       $5.843           0
                                                                     2003         $5.843       $7.330           0
                                                                     2004         $7.330       $7.729           0
                                                                     2005         $7.729       $8.218           0
                                                                     2006         $8.218       $8.328           0
                                                                     2007         $8.328       $9.594           0
                                                                     2008         $9.594       $4.821           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.773       2,245
                                                                     2002         $8.773       $5.820       1,102
                                                                     2003         $5.820       $7.283           0
                                                                     2004         $7.283       $7.661           0
                                                                     2005         $7.661       $8.124           0
                                                                     2006         $8.124       $8.213           0
                                                                     2007         $8.213       $9.437           0
                                                                     2008         $9.437       $4.730           0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
                                                                     2001        $10.000       $9.240         293
                                                                     2002         $9.240       $6.886         453
                                                                     2003         $6.886       $8.786         452
                                                                     2004         $8.786       $9.228         451
                                                                     2005         $9.228       $9.895         432
                                                                     2006         $9.895      $10.362         431
                                                                     2007        $10.362      $11.433         142
                                                                     2008        $11.433       $6.477           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
                                                                     2006        $10.000      $10.807       3,425
                                                                     2007        $10.807      $11.509       3,425
                                                                     2008        $11.509       $7.920       3,425
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
                                                                     2004        $10.000      $10.827           0
                                                                     2005        $10.827      $11.478           0
                                                                     2006        $11.478      $12.579           0
                                                                     2007        $12.579      $13.574           0
                                                                     2008        $13.574       $9.558           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                     2001        $10.000       $9.353           0
                                                                     2002         $9.353       $6.456           0
                                                                     2003         $6.456       $8.566           0
                                                                     2004         $8.566       $9.665           0
                                                                     2005         $9.665      $10.630           0
                                                                     2006        $10.630      $10.342           0
                                                                     2007        $10.342      $11.477           0
                                                                     2008        $11.477       $6.490           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                     2001        $10.000       $9.526       2,580
                                                                     2002         $9.526       $7.295       4,034
                                                                     2003         $7.295       $9.499       5,985
                                                                     2004         $9.499      $10.408       5,984
                                                                     2005        $10.408      $10.725       5,983
                                                                     2006        $10.725      $12.360       5,652
                                                                     2007        $12.360      $12.766       5,377
                                                                     2008        $12.766       $7.458       3,075
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                     2001        $10.000       $9.323       7,034
                                                                     2002         $9.323       $6.352       6,992
                                                                     2003         $6.352       $7.719       6,537
                                                                     2004         $7.719       $8.239       6,537
                                                                     2005         $8.239       $9.321       6,537
                                                                     2006         $9.321       $9.124       6,129
                                                                     2007         $9.124      $10.211       6,129
                                                                     2008        $10.211       $6.053       3,790

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
                                                                     2004        $10.000      $10.702           0
                                                                     2005        $10.702      $10.892           0
                                                                     2006        $10.892      $11.735           0
                                                                     2007        $11.735      $11.873           0
                                                                     2008        $11.873       $8.962           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
                                                                     2004        $10.000      $11.247           0
                                                                     2005        $11.247      $11.257           0
                                                                     2006        $11.257      $13.113           0
                                                                     2007        $13.113      $13.402           0
                                                                     2008        $13.402       $9.287           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
                                                                     2004        $10.000      $10.958           0
                                                                     2005        $10.958      $11.934           0
                                                                     2006        $11.934      $13.918           0
                                                                     2007        $13.918      $14.187           0
                                                                     2008        $14.187       $8.789           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
                                                                     2004        $10.000      $11.526           0
                                                                     2005        $11.526      $12.509           0
                                                                     2006        $12.509      $14.966           0
                                                                     2007        $14.966      $17.021           0
                                                                     2008        $17.021       $9.997           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                                     2001        $10.000       $9.895           0
                                                                     2002         $9.895       $7.549       1,421
                                                                     2003         $7.549       $9.473       3,366
                                                                     2004         $9.473      $10.369       3,366
                                                                     2005        $10.369      $10.749       3,366
                                                                     2006        $10.749      $12.275       3,039
                                                                     2007        $12.275      $11.361       3,039
                                                                     2008        $11.361       $6.861       3,039
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                                     2001        $10.000       $9.184       5,772
                                                                     2002         $9.184       $7.449       5,918
                                                                     2003         $7.449       $9.431       5,490
                                                                     2004         $9.431      $10.795       5,490
                                                                     2005        $10.795      $11.932       5,490
                                                                     2006        $11.932      $15.014       5,151
                                                                     2007        $15.014      $16.026       5,151
                                                                     2008        $16.026       $8.849       5,151
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
                                                                     2002        $10.000       $7.300       1,452
                                                                     2003         $7.300      $10.762       1,452
                                                                     2004        $10.762      $13.381       1,452
                                                                     2005        $13.381      $14.110       1,452
                                                                     2006        $14.110      $16.304       1,452
                                                                     2007        $16.304      $14.017       1,452
                                                                     2008        $14.017       $8.373       1,452

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                            Mortality & Expense = 1.4



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                                     2001        $10.000       $9.121         285
                                                                     2002         $9.121       $6.601       1,988
                                                                     2003         $6.601       $8.123       4,360
                                                                     2004         $8.123       $8.405       4,360
                                                                     2005         $8.405       $8.751       4,359
                                                                     2006         $8.751       $9.090       3,962
                                                                     2007         $9.090       $9.448       3,680
                                                                     2008         $9.448       $5.861       3,680



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                                     2000        $10.000       $9.664      256,441
                                                                     2001         $9.664       $6.789      436,004
                                                                     2002         $6.789       $5.156      500,733
                                                                     2003         $5.156       $6.383      490,963
                                                                     2004         $6.383       $7.066      427,422
                                                                     2005         $7.066       $8.535      340,319
                                                                     2006         $8.535       $9.043      335,593
                                                                     2007         $9.043      $10.624      278,593
                                                                     2008        $10.624       $5.333      220,696
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
                                                                     2000        $10.000      $10.669      279,490
                                                                     2001        $10.669       $9.930      994,366
                                                                     2002         $9.930       $7.991    1,381,111
                                                                     2003         $7.991      $10.030    1,488,302
                                                                     2004        $10.030      $10.682    1,347,847
                                                                     2005        $10.682      $11.077    1,142,480
                                                                     2006        $11.077      $12.084    1,005,855
                                                                     2007        $12.084      $12.356      857,701
                                                                     2008        $12.356       $7.727      620,699
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio - Class Y
                                                                     2000        $10.000       $9.515      692,900
                                                                     2001         $9.515       $6.829    1,351,618
                                                                     2002         $6.829       $5.280    1,722,405
                                                                     2003         $5.280       $6.368    1,791,930
                                                                     2004         $6.368       $6.949    1,549,931
                                                                     2005         $6.949       $8.063    1,272,029
                                                                     2006         $8.063       $8.248    1,099,288
                                                                     2007         $8.248       $9.678      923,998
                                                                     2008         $9.678       $4.977      700,210
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                                     2000        $10.000       $9.178      222,221
                                                                     2001         $9.178       $7.414      359,098
                                                                     2002         $7.414       $5.726      441,085
                                                                     2003         $5.726       $7.253      462,045
                                                                     2004         $7.253       $8.030      433,021
                                                                     2005         $8.030       $8.564      387,345
                                                                     2006         $8.564      $10.947      369,392
                                                                     2007        $10.947      $12.427      309,595
                                                                     2008        $12.427       $6.991      242,076

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                                     2000        $10.000       $8.402      110,885
                                                                     2001         $8.402       $6.323      137,873
                                                                     2002         $6.323       $4.920      127,797
                                                                     2003         $4.920       $6.331      133,453
                                                                     2004         $6.331       $6.997      131,478
                                                                     2005         $6.997       $7.331      115,446
                                                                     2006         $7.331       $8.539      100,291
                                                                     2007         $8.539       $9.806       88,718
                                                                     2008         $9.806       $5.408       74,498
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
                                                                     2000        $10.000       $9.918       34,125
                                                                     2001         $9.918       $9.131      173,267
                                                                     2002         $9.131       $7.844      358,014
                                                                     2003         $7.844      $10.163      446,295
                                                                     2004        $10.163      $11.468      481,525
                                                                     2005        $11.468      $11.985      470,394
                                                                     2006        $11.985      $14.345      430,061
                                                                     2007        $14.345      $15.072      374,913
                                                                     2008        $15.072       $8.739      296,589
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
                                                                     2000        $10.000       $6.935      139,820
                                                                     2001         $6.935       $4.510      213,247
                                                                     2002         $4.510       $4.112      335,188
                                                                     2003         $4.112       $5.157      642,860
                                                                     2004         $5.157       $5.561      540,477
                                                                     2005         $5.561       $5.579      384,421
                                                                     2006         $5.579       $5.986      299,875
                                                                     2007         $5.986       $6.121      241,105
                                                                     2008         $6.121       $4.627      185,064
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y
                                                                     2000        $10.000      $10.016       36,714
                                                                     2001        $10.016      $10.065      150,236
                                                                     2002        $10.065       $9.118      248,486
                                                                     2003         $9.118      $10.814    1,168,417
                                                                     2004        $10.814      $11.785    1,004,477
                                                                     2005        $11.785      $12.377      798,338
                                                                     2006        $12.377      $13.883      652,666
                                                                     2007        $13.883      $14.054      457,445
                                                                     2008        $14.054      $10.175      222,392
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                                     2000        $10.000      $10.248       83,975
                                                                     2001        $10.248      $11.549      821,947
                                                                     2002        $11.549      $11.965    1,812,603
                                                                     2003        $11.965      $12.729    1,527,428
                                                                     2004        $12.729      $13.164    1,301,953
                                                                     2005        $13.164      $13.355    1,111,321
                                                                     2006        $13.355      $13.847      979,647
                                                                     2007        $13.847      $14.408      935,609
                                                                     2008        $14.408      $12.889      804,286

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                                     2000        $10.000      $10.289       21,819
                                                                     2001        $10.289      $10.783      335,922
                                                                     2002        $10.783      $11.017      858,697
                                                                     2003        $11.017      $11.058    1,125,940
                                                                     2004        $11.058      $11.011      951,252
                                                                     2005        $11.011      $11.001      829,027
                                                                     2006        $11.001      $11.264      774,764
                                                                     2007        $11.264      $11.396      910,349
                                                                     2008        $11.396       $9.509      679,532
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                                     2000        $10.000      $10.248      322,690
                                                                     2001        $10.248      $10.453    1,095,666
                                                                     2002        $10.453      $10.400    1,597,019
                                                                     2003        $10.400      $10.278    1,123,944
                                                                     2004        $10.278      $10.178      741,890
                                                                     2005        $10.178      $10.272      720,117
                                                                     2006        $10.272      $10.551      671,275
                                                                     2007        $10.551      $10.868      482,907
                                                                     2008        $10.868      $10.931      727,014
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
                                                                     2000        $10.000       $8.946      283,453
                                                                     2001         $8.946       $7.702      851,343
                                                                     2002         $7.702       $5.862    1,585,106
                                                                     2003         $5.862       $7.358    2,047,393
                                                                     2004         $7.358       $7.987    1,910,356
                                                                     2005         $7.987       $8.210    1,700,618
                                                                     2006         $8.210       $9.310    1,454,502
                                                                     2007         $9.310       $9.621    1,268,974
                                                                     2008         $9.621       $5.940      927,538
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                                     2000        $10.000       $9.909      456,525
                                                                     2001         $9.909       $8.837      932,911
                                                                     2002         $8.837       $7.729    1,309,753
                                                                     2003         $7.729       $9.577    1,377,829
                                                                     2004         $9.577      $10.379    1,334,249
                                                                     2005        $10.379      $11.040    1,151,169
                                                                     2006        $11.040      $12.469    1,028,880
                                                                     2007        $12.469      $13.298      862,141
                                                                     2008        $13.298       $9.921      665,917
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                     2000        $10.000      $10.116      357,734
                                                                     2001        $10.116       $7.369      564,418
                                                                     2002         $7.369       $5.578      668,026
                                                                     2003         $5.578       $6.433      734,509
                                                                     2004         $6.433       $7.616      657,696
                                                                     2005         $7.616       $8.572      538,300
                                                                     2006         $8.572      $10.127      463,568
                                                                     2007        $10.127      $11.964      476,162
                                                                     2008        $11.964       $7.837      367,946

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000        $10.000       $6.377       78,128
                                                                     2001         $6.377       $5.869      125,949
                                                                     2002         $5.869       $5.262      172,084
                                                                     2003         $5.262       $7.752      144,846
                                                                     2004         $7.752       $9.393      150,964
                                                                     2005         $9.393      $12.376      163,988
                                                                     2006        $12.376      $16.705      163,047
                                                                     2007        $16.705      $23.091      132,893
                                                                     2008        $23.091       $9.857      126,959
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.324      301,548
                                                                     2001         $8.324       $6.954      431,332
                                                                     2002         $6.954       $4.937      456,897
                                                                     2003         $4.937       $6.071      532,130
                                                                     2004         $6.071       $6.439      514,290
                                                                     2005         $6.439       $7.334      436,679
                                                                     2006         $7.334       $7.515      320,230
                                                                     2007         $7.515       $9.015      320,992
                                                                     2008         $9.015       $4.509      249,014
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000        $10.000       $9.041       73,831
                                                                     2001         $9.041       $7.181      120,221
                                                                     2002         $7.181       $5.880      163,628
                                                                     2003         $5.880       $7.374      236,961
                                                                     2004         $7.374       $8.519      238,284
                                                                     2005         $8.519       $9.313      200,916
                                                                     2006         $9.313      $11.471      193,947
                                                                     2007        $11.471      $12.936      148,990
                                                                     2008        $12.936       $7.050      137,663
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.314       78,423
                                                                     2003         $7.314      $10.205      184,747
                                                                     2004        $10.205      $12.214      188,752
                                                                     2005        $12.214      $14.134      200,084
                                                                     2006        $14.134      $15.201      170,680
                                                                     2007        $15.201      $18.351      133,847
                                                                     2008        $18.351       $9.615      125,651

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000        $10.000      $10.217       98,471
                                                                     2001        $10.217       $9.739      484,236
                                                                     2002         $9.739       $6.899      930,000
                                                                     2003         $6.899       $9.609    1,028,980
                                                                     2004         $9.609      $10.837      936,164
                                                                     2005        $10.837      $11.980      880,280
                                                                     2006        $11.980      $14.232      808,535
                                                                     2007        $14.232      $15.105      698,820
                                                                     2008        $15.105       $8.728      534,639
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000        $10.000      $11.487       23,718
                                                                     2001        $11.487      $12.418       90,218
                                                                     2002        $12.418      $12.042      200,431
                                                                     2003        $12.042      $16.411      234,006
                                                                     2004        $16.411      $22.031      215,474
                                                                     2005        $22.031      $25.382      189,199
                                                                     2006        $25.382      $34.489      174,366
                                                                     2007        $34.489      $28.147      147,644
                                                                     2008        $28.147      $17.204      105,745
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.130       35,346
                                                                     2005        $11.130      $12.172       34,037
                                                                     2006        $12.172      $12.571       31,569
                                                                     2007        $12.571      $14.549       30,125
                                                                     2008        $14.549       $7.613       29,720
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.041      663,761
                                                                     2003         $8.041      $10.350    1,266,222
                                                                     2004        $10.350      $11.962    1,531,776
                                                                     2005        $11.962      $12.257    1,529,185
                                                                     2006        $12.257      $14.000    1,368,211
                                                                     2007        $14.000      $13.457    1,120,545
                                                                     2008        $13.457       $8.503      838,853
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.118      663,700
                                                                     2001         $8.118       $5.473      845,177
                                                                     2002         $5.473       $3.637      708,543
                                                                     2003         $3.637       $4.558      656,167
                                                                     2004         $4.558       $4.802      528,663
                                                                     2005         $4.802       $5.101      378,012
                                                                     2006         $5.101       $5.164      282,336
                                                                     2007         $5.164       $5.945      237,121
                                                                     2008         $5.945       $2.984      243,847

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.094      182,095
                                                                     2002         $8.094       $5.364      495,589
                                                                     2003         $5.364       $6.707      500,983
                                                                     2004         $6.707       $7.049      461,976
                                                                     2005         $7.049       $7.468      400,905
                                                                     2006         $7.468       $7.543      370,838
                                                                     2007         $7.543       $8.659      309,055
                                                                     2008         $8.659       $4.337      249,218
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
                                                                     2000        $10.000       $8.273      146,236
                                                                     2001         $8.273       $6.247      267,191
                                                                     2002         $6.247       $4.650      412,123
                                                                     2003         $4.650       $5.928      599,760
                                                                     2004         $5.928       $6.221      533,269
                                                                     2005         $6.221       $6.665      501,230
                                                                     2006         $6.665       $6.973      730,504
                                                                     2007         $6.973       $7.687      659,889
                                                                     2008         $7.687       $4.351      607,338
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
                                                                     2006        $10.000      $10.800      376,947
                                                                     2007        $10.800      $11.492      344,264
                                                                     2008        $11.492       $7.901      306,370
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
                                                                     2004        $10.000      $10.821       17,828
                                                                     2005        $10.821      $11.462       22,544
                                                                     2006        $11.462      $12.550       15,855
                                                                     2007        $12.550      $13.530       17,147
                                                                     2008        $13.530       $9.518       15,857
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                     2000        $10.000       $7.989      126,220
                                                                     2001         $7.989       $6.003      223,872
                                                                     2002         $6.003       $4.238      302,481
                                                                     2003         $4.238       $5.619      421,273
                                                                     2004         $5.619       $6.334      451,056
                                                                     2005         $6.334       $6.960      432,132
                                                                     2006         $6.960       $6.765      372,439
                                                                     2007         $6.765       $7.501      288,911
                                                                     2008         $7.501       $4.238      174,538

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                     2000        $10.000      $10.228      139,161
                                                                     2001        $10.228      $10.081    1,024,922
                                                                     2002        $10.081       $7.713    1,562,496
                                                                     2003         $7.713      $10.035    1,690,954
                                                                     2004        $10.035      $10.985    1,671,288
                                                                     2005        $10.985      $11.309    1,431,212
                                                                     2006        $11.309      $13.021    1,291,664
                                                                     2007        $13.021      $13.438    1,037,397
                                                                     2008        $13.438       $7.843      849,268
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                     2000        $10.000       $7.968      373,195
                                                                     2001         $7.968       $6.477      577,287
                                                                     2002         $6.477       $4.408      602,725
                                                                     2003         $4.408       $5.353      766,215
                                                                     2004         $5.353       $5.708      721,643
                                                                     2005         $5.708       $6.452      708,345
                                                                     2006         $6.452       $6.310      657,344
                                                                     2007         $6.310       $7.055      532,648
                                                                     2008         $7.055       $4.179      528,359
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
                                                                     2004        $10.000      $10.695       15,886
                                                                     2005        $10.695      $10.876       16,833
                                                                     2006        $10.876      $11.708       28,331
                                                                     2007        $11.708      $11.835       26,896
                                                                     2008        $11.835       $8.925       13,369
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
                                                                     2004        $10.000      $11.240       42,318
                                                                     2005        $11.240      $11.241      108,603
                                                                     2006        $11.241      $13.082      217,490
                                                                     2007        $13.082      $13.358      200,595
                                                                     2008        $13.358       $9.248      158,472
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
                                                                     2004        $10.000      $10.952       24,502
                                                                     2005        $10.952      $11.916      144,079
                                                                     2006        $11.916      $13.885      213,727
                                                                     2007        $13.885      $14.140      157,763
                                                                     2008        $14.140       $8.752      118,539
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
                                                                     2004        $10.000      $11.519       44,013
                                                                     2005        $11.519      $12.491      134,184
                                                                     2006        $12.491      $14.931      177,843
                                                                     2007        $14.931      $16.965      160,437
                                                                     2008        $16.965       $9.955      123,592

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                    WITH THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                                     2000        $10.000      $10.549       59,847
                                                                     2001        $10.549       $9.718      313,375
                                                                     2002         $9.718       $7.749      545,726
                                                                     2003         $7.749       $9.715      744,288
                                                                     2004         $9.715      $10.624      591,161
                                                                     2005        $10.624      $11.004      507,798
                                                                     2006        $11.004      $12.554      443,981
                                                                     2007        $12.554      $11.609      396,694
                                                                     2008        $11.609       $7.004      298,142
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                                     2000        $10.000       $9.003      180,652
                                                                     2001         $9.003       $7.034      401,979
                                                                     2002         $7.034       $5.700      569,619
                                                                     2003         $5.700       $7.210      564,642
                                                                     2004         $7.210       $8.246      516,366
                                                                     2005         $8.246       $9.106      533,021
                                                                     2006         $9.106      $11.447      515,718
                                                                     2007        $11.447      $12.209      446,897
                                                                     2008        $12.209       $6.735      352,540
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
                                                                     2002        $10.000       $7.296      305,980
                                                                     2003         $7.296      $10.746      445,143
                                                                     2004        $10.746      $13.349      485,217
                                                                     2005        $13.349      $14.063      459,194
                                                                     2006        $14.063      $16.236      456,712
                                                                     2007        $16.236      $13.946      422,535
                                                                     2008        $13.946       $8.323      355,678
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                                     2000        $10.000       $8.106      292,798
                                                                     2001         $8.106       $6.189      570,627
                                                                     2002         $6.189       $4.475      734,266
                                                                     2003         $4.475       $5.502      661,226
                                                                     2004         $5.502       $5.688      617,844
                                                                     2005         $5.688       $5.917      492,552
                                                                     2006         $5.917       $6.140      435,359
                                                                     2007         $6.140       $6.377      353,975
                                                                     2008         $6.377       $3.952      287,897



* Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.186         149
                                                                     2002         $9.186       $6.976           0
                                                                     2003         $6.976       $8.634           0
                                                                     2004         $8.634       $9.557           0
                                                                     2005         $9.557      $11.543           0
                                                                     2006        $11.543      $12.229           0
                                                                     2007        $12.229      $14.366           0
                                                                     2008        $14.366       $7.210           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.312      10,910
                                                                     2002         $9.312       $7.493      14,181
                                                                     2003         $7.493       $9.404      24,848
                                                                     2004         $9.404      $10.014      24,079
                                                                     2005        $10.014      $10.384      10,668
                                                                     2006        $10.384      $11.326      10,668
                                                                     2007        $11.326      $11.580      10,668
                                                                     2008        $11.580       $7.241      10,668
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.182           0
                                                                     2002         $9.182       $7.127           0
                                                                     2003         $7.127       $8.596           0
                                                                     2004         $8.596       $9.378           0
                                                                     2005         $9.378      $10.881           0
                                                                     2006        $10.881      $11.129           0
                                                                     2007        $11.129      $13.058           0
                                                                     2008        $13.058       $6.715           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.974           0
                                                                     2002         $9.974       $7.380           0
                                                                     2003         $7.380       $9.348           0
                                                                     2004         $9.348      $10.347           0
                                                                     2005        $10.347      $11.035       1,421
                                                                     2006        $11.035      $14.105       1,421
                                                                     2007        $14.105      $16.010           0
                                                                     2008        $16.010       $9.005           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.698           0
                                                                     2002         $9.698       $6.985           0
                                                                     2003         $6.985       $8.988           0
                                                                     2004         $8.988       $9.932         776
                                                                     2005         $9.932      $10.404         775
                                                                     2006        $10.404      $12.118         775
                                                                     2007        $12.118      $13.914         696
                                                                     2008        $13.914       $7.674           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000      $10.134           0
                                                                     2002        $10.134       $8.321           0
                                                                     2003         $8.321      $10.780           0
                                                                     2004        $10.780      $12.163           0
                                                                     2005        $12.163      $12.709           0
                                                                     2006        $12.709      $15.210           0
                                                                     2007        $15.210      $15.980           0
                                                                     2008        $15.980       $9.265           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $9.195           0
                                                                     2002         $9.195       $7.037           0
                                                                     2003         $7.037       $8.825           0
                                                                     2004         $8.825       $9.516           0
                                                                     2005         $9.516       $9.545           0
                                                                     2006         $9.545      $10.240           0
                                                                     2007        $10.240      $10.470           0
                                                                     2008        $10.470       $7.914           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.628       1,438
                                                                     2002         $9.628       $8.721       2,759
                                                                     2003         $8.721      $10.343       2,845
                                                                     2004        $10.343      $11.270       2,207
                                                                     2005        $11.270      $11.836       1,733
                                                                     2006        $11.836      $13.275       1,810
                                                                     2007        $13.275      $13.437       1,802
                                                                     2008        $13.437       $9.727       1,605
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.422       1,612
                                                                     2002        $10.422      $10.797       4,551
                                                                     2003        $10.797      $11.485       2,344
                                                                     2004        $11.485      $11.876       2,428
                                                                     2005        $11.876      $12.048       2,240
                                                                     2006        $12.048      $12.490       2,266
                                                                     2007        $12.490      $12.995         270
                                                                     2008        $12.995      $11.623         226

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.280       1,488
                                                                     2002        $10.280      $10.502       4,504
                                                                     2003        $10.502      $10.540       4,247
                                                                     2004        $10.540      $10.494       4,247
                                                                     2005        $10.494      $10.484           0
                                                                     2006        $10.484      $10.734           0
                                                                     2007        $10.734      $10.858           0
                                                                     2008        $10.858       $9.060           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.031           0
                                                                     2002        $10.031      $10.002           0
                                                                     2003        $10.002       $9.885           0
                                                                     2004         $9.885       $9.788           0
                                                                     2005         $9.788       $9.877           0
                                                                     2006         $9.877      $10.144           0
                                                                     2007        $10.144      $10.448           0
                                                                     2008        $10.448      $10.507           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.449       8,443
                                                                     2002         $9.449       $7.191       9,701
                                                                     2003         $7.191       $9.026       9,248
                                                                     2004         $9.026       $9.797       8,412
                                                                     2005         $9.797      $10.069         680
                                                                     2006        $10.069      $11.418         654
                                                                     2007        $11.418      $11.798         631
                                                                     2008        $11.798       $7.283         600
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.534         146
                                                                     2002         $9.534       $8.433         142
                                                                     2003         $8.433      $10.448         140
                                                                     2004        $10.448      $11.322         227
                                                                     2005        $11.322      $12.042         235
                                                                     2006        $12.042      $13.599         235
                                                                     2007        $13.599      $14.502         233
                                                                     2008        $14.502      $10.818         226
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.309         912
                                                                     2002         $8.309       $6.290         964
                                                                     2003         $6.290       $7.253         964
                                                                     2004         $7.253       $8.586         306
                                                                     2005         $8.586       $9.663         280
                                                                     2006         $9.663      $11.415         293
                                                                     2007        $11.415      $13.484         262
                                                                     2008        $13.484       $8.831         289

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.259           0
                                                                     2002         $9.259       $8.757           0
                                                                     2003         $8.757      $12.898           0
                                                                     2004        $12.898      $15.628           0
                                                                     2005        $15.628      $20.587         817
                                                                     2006        $20.587      $27.787         817
                                                                     2007        $27.787      $38.405           0
                                                                     2008        $38.405      $16.393           0
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.676           0
                                                                     2002         $9.676       $6.840           0
                                                                     2003         $6.840       $8.409           0
                                                                     2004         $8.409       $8.919           0
                                                                     2005         $8.919      $10.157           0
                                                                     2006        $10.157      $10.406           0
                                                                     2007        $10.406      $12.484           0
                                                                     2008        $12.484       $6.242           0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.791           0
                                                                     2002         $9.791       $7.449           0
                                                                     2003         $7.449       $9.340           0
                                                                     2004         $9.340      $10.790           0
                                                                     2005        $10.790      $11.795           0
                                                                     2006        $11.795      $14.526           0
                                                                     2007        $14.526      $16.380           0
                                                                     2008        $16.380       $8.926           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.314           0
                                                                     2003         $7.314      $10.204           0
                                                                     2004        $10.204      $12.210           0
                                                                     2005        $12.210      $14.128           0
                                                                     2006        $14.128      $15.194           0
                                                                     2007        $15.194      $18.341           0
                                                                     2008        $18.341       $9.608           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.858       2,378
                                                                     2002         $9.858       $6.982       8,179
                                                                     2003         $6.982       $9.724       9,829
                                                                     2004         $9.724      $10.966       9,785
                                                                     2005        $10.966      $12.121       8,388
                                                                     2006        $12.121      $14.399       8,380
                                                                     2007        $14.399      $15.280       1,336
                                                                     2008        $15.280       $8.829         761

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.586           0
                                                                     2002        $10.586       $9.947         515
                                                                     2003         $9.947      $13.554         461
                                                                     2004        $13.554      $18.193         456
                                                                     2005        $18.193      $20.959         423
                                                                     2006        $20.959      $28.475         361
                                                                     2007        $28.475      $23.237         426
                                                                     2008        $23.237      $14.201         440
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.129           0
                                                                     2005        $11.129      $12.169           0
                                                                     2006        $12.169      $12.566           0
                                                                     2007        $12.566      $14.542           0
                                                                     2008        $14.542       $7.608           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.041       1,595
                                                                     2003         $8.041      $10.348         513
                                                                     2004        $10.348      $11.958       1,175
                                                                     2005        $11.958      $12.253         663
                                                                     2006        $12.253      $13.994         663
                                                                     2007        $13.994      $13.450         594
                                                                     2008        $13.450       $8.497           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.251           0
                                                                     2002         $9.251       $5.834           0
                                                                     2003         $5.834       $7.312           0
                                                                     2004         $7.312       $7.702           0
                                                                     2005         $7.702       $8.181           0
                                                                     2006         $8.181       $8.282           0
                                                                     2007         $8.282       $9.532           0
                                                                     2008         $9.532       $4.785           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.768          46
                                                                     2002         $8.768       $5.811         289
                                                                     2003         $5.811       $7.265         288
                                                                     2004         $7.265       $7.634         286
                                                                     2005         $7.634       $8.087         285
                                                                     2006         $8.087       $8.168         284
                                                                     2007         $8.168       $9.375         283
                                                                     2008         $9.375       $4.695         281

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.235       1,127
                                                                     2002         $9.235       $6.875       3,414
                                                                     2003         $6.875       $8.763       3,414
                                                                     2004         $8.763       $9.196       3,414
                                                                     2005         $9.196       $9.850           0
                                                                     2006         $9.850      $10.305           0
                                                                     2007        $10.305      $11.358           0
                                                                     2008        $11.358       $6.428           0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.799         281
                                                                     2007        $10.799      $11.490         280
                                                                     2008        $11.490       $7.899         279
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.820           0
                                                                     2005        $10.820      $11.459           0
                                                                     2006        $11.459      $12.545           0
                                                                     2007        $12.545      $13.524           0
                                                                     2008        $13.524       $9.513           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.351           0
                                                                     2002         $9.351       $6.446           0
                                                                     2003         $6.446       $8.545           0
                                                                     2004         $8.545       $9.631         779
                                                                     2005         $9.631      $10.581       7,789
                                                                     2006        $10.581      $10.285       7,789
                                                                     2007        $10.285      $11.402         698
                                                                     2008        $11.402       $6.441           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.521       1,942
                                                                     2002         $9.521       $7.284       4,455
                                                                     2003         $7.284       $9.475       4,062
                                                                     2004         $9.475      $10.371       4,093
                                                                     2005        $10.371      $10.676      10,969
                                                                     2006        $10.676      $12.292      10,994
                                                                     2007        $12.292      $12.683       2,998
                                                                     2008        $12.683       $7.402       3,118
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.318       3,489
                                                                     2002         $9.318       $6.342       5,215
                                                                     2003         $6.342       $7.700       5,215
                                                                     2004         $7.700       $8.210       5,215
                                                                     2005         $8.210       $9.279           0
                                                                     2006         $9.279       $9.074           0
                                                                     2007         $9.074      $10.144           0
                                                                     2008        $10.144       $6.008           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.695           0
                                                                     2005        $10.695      $10.873           0
                                                                     2006        $10.873      $11.703           0
                                                                     2007        $11.703      $11.829           0
                                                                     2008        $11.829       $8.920           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.240           0
                                                                     2005        $11.240      $11.238           0
                                                                     2006        $11.238      $13.078           0
                                                                     2007        $13.078      $13.352           0
                                                                     2008        $13.352       $9.243           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.951           0
                                                                     2005        $10.951      $11.914           0
                                                                     2006        $11.914      $13.881           0
                                                                     2007        $13.881      $14.134           0
                                                                     2008        $14.134       $8.748           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.519           0
                                                                     2005        $11.519      $12.488           0
                                                                     2006        $12.488      $14.926           0
                                                                     2007        $14.926      $16.958           0
                                                                     2008        $16.958       $9.950           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.455         783
                                                                     2002         $9.455       $7.538         782
                                                                     2003         $7.538       $9.449         781
                                                                     2004         $9.449      $10.333         780
                                                                     2005        $10.333      $10.701           0
                                                                     2006        $10.701      $12.207           0
                                                                     2007        $12.207      $11.287           0
                                                                     2008        $11.287       $6.809           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.709           0
                                                                     2002         $9.709       $7.437         523
                                                                     2003         $7.437       $9.407         523
                                                                     2004         $9.407      $10.757         522
                                                                     2005        $10.757      $11.878         502
                                                                     2006        $11.878      $14.931         468
                                                                     2007        $14.931      $15.922         448
                                                                     2008        $15.922       $8.782         487

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                            Mortality & Expense = 1.5



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.295           0
                                                                     2003         $7.295      $10.744           0
                                                                     2004        $10.744      $13.346         622
                                                                     2005        $13.346      $14.058         622
                                                                     2006        $14.058      $16.229         622
                                                                     2007        $16.229      $13.938         558
                                                                     2008        $13.938       $8.318           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.116         545
                                                                     2002         $9.116       $6.591         544
                                                                     2003         $6.591       $8.102      18,726
                                                                     2004         $8.102       $8.375      18,725
                                                                     2005         $8.375       $8.712      18,183
                                                                     2006         $8.712       $9.040      18,183
                                                                     2007         $9.040       $9.387      18,183
                                                                     2008         $9.387       $5.817      18,183



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.185         856
                                                                     2002         $9.185       $6.973         906
                                                                     2003         $6.973       $8.628       2,717
                                                                     2004         $8.628       $9.547       2,485
                                                                     2005         $9.547      $11.528       2,428
                                                                     2006        $11.528      $12.208       1,921
                                                                     2007        $12.208      $14.338       1,916
                                                                     2008        $14.338       $7.194         775
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.311       7,536
                                                                     2002         $9.311       $7.490      22,181
                                                                     2003         $7.490       $9.397      21,880
                                                                     2004         $9.397      $10.004      17,779
                                                                     2005        $10.004      $10.369      15,055
                                                                     2006        $10.369      $11.307      11,790
                                                                     2007        $11.307      $11.557      10,083
                                                                     2008        $11.557       $7.225      10,079
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.218       7,275
                                                                     2002         $9.218       $7.124      15,485
                                                                     2003         $7.124       $8.589      13,811
                                                                     2004         $8.589       $9.368      14,703
                                                                     2005         $9.368      $10.867      11,688
                                                                     2006        $10.867      $11.110      11,689
                                                                     2007        $11.110      $13.032       7,127
                                                                     2008        $13.032       $6.699       5,877
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.556       1,140
                                                                     2002         $9.556       $7.377       3,566
                                                                     2003         $7.377       $9.341       5,381
                                                                     2004         $9.341      $10.336       6,227
                                                                     2005        $10.336      $11.020       5,946
                                                                     2006        $11.020      $14.081       5,945
                                                                     2007        $14.081      $15.978       4,434
                                                                     2008        $15.978       $8.985       2,291

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.698           0
                                                                     2002         $9.698       $6.981           0
                                                                     2003         $6.981       $8.981           0
                                                                     2004         $8.981       $9.921           0
                                                                     2005         $9.921      $10.390           0
                                                                     2006        $10.390      $12.098           0
                                                                     2007        $12.098      $13.887           0
                                                                     2008        $13.887       $7.656           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.685       1,632
                                                                     2002         $9.685       $8.317       6,641
                                                                     2003         $8.317      $10.771       6,177
                                                                     2004        $10.771      $12.150       6,320
                                                                     2005        $12.150      $12.692       2,673
                                                                     2006        $12.692      $15.185       2,673
                                                                     2007        $15.185      $15.949       1,322
                                                                     2008        $15.949       $9.244       1,322
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.718         439
                                                                     2002         $7.718       $7.034         439
                                                                     2003         $7.034       $8.818         951
                                                                     2004         $8.818       $9.506         771
                                                                     2005         $9.506       $9.532         853
                                                                     2006         $9.532      $10.223         416
                                                                     2007        $10.223      $10.450           0
                                                                     2008        $10.450       $7.896           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.627         829
                                                                     2002         $9.627       $8.717       3,694
                                                                     2003         $8.717      $10.335       5,893
                                                                     2004        $10.335      $11.258       5,914
                                                                     2005        $11.258      $11.820       4,609
                                                                     2006        $11.820      $13.253       4,109
                                                                     2007        $13.253      $13.411       3,824
                                                                     2008        $13.411       $9.705       3,821
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.421         943
                                                                     2002        $10.421      $10.792       3,998
                                                                     2003        $10.792      $11.476      19,710
                                                                     2004        $11.476      $11.863      14,303
                                                                     2005        $11.863      $12.031       5,125
                                                                     2006        $12.031      $12.469       2,050
                                                                     2007        $12.469      $12.969       2,050
                                                                     2008        $12.969      $11.597       1,234

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.279         121
                                                                     2002        $10.279      $10.497      33,980
                                                                     2003        $10.497      $10.532       5,478
                                                                     2004        $10.532      $10.483       3,679
                                                                     2005        $10.483      $10.470       2,472
                                                                     2006        $10.470      $10.716       2,712
                                                                     2007        $10.716      $10.837       2,711
                                                                     2008        $10.837       $9.039       1,281
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.053      20,406
                                                                     2002        $10.053       $9.998      50,938
                                                                     2003         $9.998       $9.877       6,593
                                                                     2004         $9.877       $9.777       3,661
                                                                     2005         $9.777       $9.863       3,235
                                                                     2006         $9.863      $10.127       2,294
                                                                     2007        $10.127      $10.427       1,854
                                                                     2008        $10.427      $10.484       1,172
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.448      12,846
                                                                     2002         $9.448       $7.188      17,866
                                                                     2003         $7.188       $9.019      23,530
                                                                     2004         $9.019       $9.787      22,150
                                                                     2005         $9.787      $10.056      21,877
                                                                     2006        $10.056      $11.399      20,830
                                                                     2007        $11.399      $11.775       8,181
                                                                     2008        $11.775       $7.267       7,450
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.532       7,962
                                                                     2002         $9.532       $8.430      11,014
                                                                     2003         $8.430      $10.440      12,718
                                                                     2004        $10.440      $11.310       9,930
                                                                     2005        $11.310      $12.025       9,603
                                                                     2006        $12.025      $13.576       5,447
                                                                     2007        $13.576      $14.474       2,544
                                                                     2008        $14.474      $10.794       1,499
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.308       2,204
                                                                     2002         $8.308       $6.287       2,203
                                                                     2003         $6.287       $7.248       2,202
                                                                     2004         $7.248       $8.577       2,201
                                                                     2005         $8.577       $9.650           0
                                                                     2006         $9.650      $11.396           0
                                                                     2007        $11.396      $13.457           0
                                                                     2008        $13.457       $8.811           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.766       1,106
                                                                     2002         $9.766       $8.752       1,804
                                                                     2003         $8.752      $12.888       2,087
                                                                     2004        $12.888      $15.611       1,217
                                                                     2005        $15.611      $20.559       1,216
                                                                     2006        $20.559      $27.741       1,216
                                                                     2007        $27.741      $38.329       1,431
                                                                     2008        $38.329      $16.356       1,380
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.633       1,842
                                                                     2002         $9.633       $6.837       5,397
                                                                     2003         $6.837       $8.403       5,397
                                                                     2004         $8.403       $8.910       6,321
                                                                     2005         $8.910      $10.143       6,321
                                                                     2006        $10.143      $10.389       6,321
                                                                     2007        $10.389      $12.459       1,167
                                                                     2008        $12.459       $6.228         838
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.791           0
                                                                     2002         $9.791       $7.445           0
                                                                     2003         $7.445       $9.333           0
                                                                     2004         $9.333      $10.779         621
                                                                     2005        $10.779      $11.779         621
                                                                     2006        $11.779      $14.502         621
                                                                     2007        $14.502      $16.348         621
                                                                     2008        $16.348       $8.906         621
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.312       3,414
                                                                     2003         $7.312      $10.199       3,258
                                                                     2004        $10.199      $12.201       3,257
                                                                     2005        $12.201      $14.113       3,256
                                                                     2006        $14.113      $15.173       3,096
                                                                     2007        $15.173      $18.310       3,633
                                                                     2008        $18.310       $9.589       2,569
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.856       5,648
                                                                     2002         $9.856       $6.979      17,892
                                                                     2003         $6.979       $9.717      10,131
                                                                     2004         $9.717      $10.955      16,589
                                                                     2005        $10.955      $12.105      16,370
                                                                     2006        $12.105      $14.375      11,918
                                                                     2007        $14.375      $15.250      10,719
                                                                     2008        $15.250       $8.809       8,814

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.256         726
                                                                     2002        $10.256       $9.942       3,570
                                                                     2003         $9.942      $13.543       2,211
                                                                     2004        $13.543      $18.174       1,670
                                                                     2005        $18.174      $20.930         754
                                                                     2006        $20.930      $28.428         475
                                                                     2007        $28.428      $23.191         475
                                                                     2008        $23.191      $14.169         217
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.127           0
                                                                     2005        $11.127      $12.163           0
                                                                     2006        $12.163      $12.556           0
                                                                     2007        $12.556      $14.526           0
                                                                     2008        $14.526       $7.597           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.039       1,915
                                                                     2003         $8.039      $10.343       3,863
                                                                     2004        $10.343      $11.949       3,282
                                                                     2005        $11.949      $12.239       6,017
                                                                     2006        $12.239      $13.974       4,622
                                                                     2007        $13.974      $13.427       4,643
                                                                     2008        $13.427       $8.480       3,112
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $8.780       1,647
                                                                     2002         $8.780       $5.832       6,399
                                                                     2003         $5.832       $7.306       6,403
                                                                     2004         $7.306       $7.694       6,406
                                                                     2005         $7.694       $8.170       4,897
                                                                     2006         $8.170       $8.268       4,907
                                                                     2007         $8.268       $9.513         188
                                                                     2008         $9.513       $4.774         199
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.767       3,477
                                                                     2002         $8.767       $5.808       7,732
                                                                     2003         $5.808       $7.259       7,327
                                                                     2004         $7.259       $7.626       6,065
                                                                     2005         $7.626       $8.076       6,906
                                                                     2006         $8.076       $8.154       5,717
                                                                     2007         $8.154       $9.357       3,284
                                                                     2008         $9.357       $4.684       1,494
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.234         423
                                                                     2002         $9.234       $6.872         536
                                                                     2003         $6.872       $8.757         265
                                                                     2004         $8.757       $9.186         265
                                                                     2005         $9.186       $9.836         268
                                                                     2006         $9.836      $10.287         820
                                                                     2007        $10.287      $11.336         822
                                                                     2008        $11.336       $6.413         829

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.797       3,800
                                                                     2007        $10.797      $11.484       1,448
                                                                     2008        $11.484       $7.893       1,115
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.818           0
                                                                     2005        $10.818      $11.453           0
                                                                     2006        $11.453      $12.535           0
                                                                     2007        $12.535      $13.509         326
                                                                     2008        $13.509       $9.500         326
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.129       1,019
                                                                     2002         $9.129       $6.443       1,724
                                                                     2003         $6.443       $8.538         468
                                                                     2004         $8.538       $9.621       2,573
                                                                     2005         $9.621      $10.567       2,340
                                                                     2006        $10.567      $10.268       1,961
                                                                     2007        $10.268      $11.380       2,709
                                                                     2008        $11.380       $6.426       2,224
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.520       4,775
                                                                     2002         $9.520       $7.280      15,189
                                                                     2003         $7.280       $9.468      12,798
                                                                     2004         $9.468      $10.360      10,232
                                                                     2005        $10.360      $10.661      10,582
                                                                     2006        $10.661      $12.271       7,554
                                                                     2007        $12.271      $12.658       5,845
                                                                     2008        $12.658       $7.386       4,300
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.317       3,831
                                                                     2002         $9.317       $6.339       8,884
                                                                     2003         $6.339       $7.694       8,877
                                                                     2004         $7.694       $8.201       8,871
                                                                     2005         $8.201       $9.266       8,866
                                                                     2006         $9.266       $9.059       8,861
                                                                     2007         $9.059      $10.125       7,202
                                                                     2008        $10.125       $5.994       7,198

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.693           0
                                                                     2005        $10.693      $10.868         398
                                                                     2006        $10.868      $11.694         397
                                                                     2007        $11.694      $11.817           0
                                                                     2008        $11.817       $8.908           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.237         675
                                                                     2005        $11.237      $11.234         674
                                                                     2006        $11.234      $13.069         811
                                                                     2007        $13.069      $13.340       1,704
                                                                     2008        $13.340       $9.232       1,218
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.949           0
                                                                     2005        $10.949      $11.908           0
                                                                     2006        $11.908      $13.870           0
                                                                     2007        $13.870      $14.119         203
                                                                     2008        $14.119       $8.736         829
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.516         647
                                                                     2005        $11.516      $12.482       3,327
                                                                     2006        $12.482      $14.915       3,117
                                                                     2007        $14.915      $16.940       3,063
                                                                     2008        $16.940       $9.937       2,340
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.453       4,403
                                                                     2002         $9.453       $7.534       4,797
                                                                     2003         $7.534       $9.442       4,602
                                                                     2004         $9.442      $10.322       4,137
                                                                     2005        $10.322      $10.686       4,005
                                                                     2006        $10.686      $12.187       3,500
                                                                     2007        $12.187      $11.265         197
                                                                     2008        $11.265       $6.794         196
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.178       2,107
                                                                     2002         $9.178       $7.434       3,659
                                                                     2003         $7.434       $9.400       1,882
                                                                     2004         $9.400      $10.746       1,804
                                                                     2005        $10.746      $11.862       1,803
                                                                     2006        $11.862      $14.906       1,978
                                                                     2007        $14.906      $15.891         947
                                                                     2008        $15.891       $8.762         946
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.294       9,797
                                                                     2003         $7.294      $10.739       1,794
                                                                     2004        $10.739      $13.335       3,821
                                                                     2005        $13.335      $14.043       2,635
                                                                     2006        $14.043      $16.206       2,525
                                                                     2007        $16.206      $13.915       2,915
                                                                     2008        $13.915       $8.301       2,740

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.53



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.115       2,670
                                                                     2002         $9.115       $6.588       4,058
                                                                     2003         $6.588       $8.096       3,654
                                                                     2004         $8.096       $8.366       3,652
                                                                     2005         $8.366       $8.700       1,038
                                                                     2006         $8.700       $9.025           0
                                                                     2007         $9.025       $9.368           0
                                                                     2008         $9.368       $5.804           0



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2000        $10.000       $9.661      42,754
                                                                     2001         $9.661       $6.783     174,685
                                                                     2002         $6.783       $5.148     256,420
                                                                     2003         $5.148       $6.369     295,950
                                                                     2004         $6.369       $7.046     262,263
                                                                     2005         $7.046       $8.507     245,674
                                                                     2006         $8.507       $9.007     264,786
                                                                     2007         $9.007      $10.576     186,783
                                                                     2008        $10.576       $5.305     125,350
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2000        $10.000      $10.665      21,693
                                                                     2001        $10.665       $9.921     235,720
                                                                     2002         $9.921       $7.979     421,155
                                                                     2003         $7.979      $10.009     500,347
                                                                     2004        $10.009      $10.653     472,460
                                                                     2005        $10.653      $11.040     443,270
                                                                     2006        $11.040      $12.036     392,454
                                                                     2007        $12.036      $12.300     257,467
                                                                     2008        $12.300       $7.688     199,318
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2000        $10.000       $9.512      85,912
                                                                     2001         $9.512       $6.823     365,394
                                                                     2002         $6.823       $5.272     584,017
                                                                     2003         $5.272       $6.355     663,185
                                                                     2004         $6.355       $6.930     624,822
                                                                     2005         $6.930       $8.037     544,766
                                                                     2006         $8.037       $8.215     491,332
                                                                     2007         $8.215       $9.634     366,332
                                                                     2008         $9.634       $4.952     294,237

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2000        $10.000       $9.175      33,630
                                                                     2001         $9.175       $7.407     125,570
                                                                     2002         $7.407       $5.717     273,929
                                                                     2003         $5.717       $7.238     298,415
                                                                     2004         $7.238       $8.008     282,437
                                                                     2005         $8.008       $8.535     252,518
                                                                     2006         $8.535      $10.904     237,294
                                                                     2007        $10.904      $12.371     178,454
                                                                     2008        $12.371       $6.955     125,491
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2000        $10.000       $8.399      29,414
                                                                     2001         $8.399       $6.317      52,850
                                                                     2002         $6.317       $4.912      75,455
                                                                     2003         $4.912       $6.318      95,232
                                                                     2004         $6.318       $6.978      82,030
                                                                     2005         $6.978       $7.306      78,841
                                                                     2006         $7.306       $8.506      70,261
                                                                     2007         $8.506       $9.762      55,684
                                                                     2008         $9.762       $5.381      42,999
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2000        $10.000       $9.914         725
                                                                     2001         $9.914       $9.123      71,662
                                                                     2002         $9.123       $7.832     195,517
                                                                     2003         $7.832      $10.141     283,850
                                                                     2004        $10.141      $11.437     346,948
                                                                     2005        $11.437      $11.945     334,877
                                                                     2006        $11.945      $14.288     298,429
                                                                     2007        $14.288      $15.004     239,980
                                                                     2008        $15.004       $8.694     163,772
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2000        $10.000       $6.933       6,400
                                                                     2001         $6.933       $4.506      60,626
                                                                     2002         $4.506       $4.106     144,983
                                                                     2003         $4.106       $5.146     313,755
                                                                     2004         $5.146       $5.546     364,784
                                                                     2005         $5.546       $5.561     299,040
                                                                     2006         $5.561       $5.963     249,981
                                                                     2007         $5.963       $6.093     130,688
                                                                     2008         $6.093       $4.603      83,936
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2000        $10.000      $10.013           0
                                                                     2001        $10.013      $10.055      37,712
                                                                     2002        $10.055       $9.103      82,651
                                                                     2003         $9.103      $10.791     129,269
                                                                     2004        $10.791      $11.752     143,673
                                                                     2005        $11.752      $12.336     153,296
                                                                     2006        $12.336      $13.829     145,993
                                                                     2007        $13.829      $13.991      95,324
                                                                     2008        $13.991      $10.123      71,532

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2000        $10.000      $10.730      11,910
                                                                     2001        $10.730      $11.538     208,135
                                                                     2002        $11.538      $11.947     449,444
                                                                     2003        $11.947      $12.702     438,057
                                                                     2004        $12.702      $13.128     459,141
                                                                     2005        $13.128      $13.311     435,508
                                                                     2006        $13.311      $13.792     375,191
                                                                     2007        $13.792      $14.343     285,228
                                                                     2008        $14.343      $12.823     196,894
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2000        $10.000      $10.285       8,832
                                                                     2001        $10.285      $10.773     139,644
                                                                     2002        $10.773      $11.000     562,816
                                                                     2003        $11.000      $11.034     651,487
                                                                     2004        $11.034      $10.981     590,495
                                                                     2005        $10.981      $10.965     516,195
                                                                     2006        $10.965      $11.220     403,667
                                                                     2007        $11.220      $11.344     313,788
                                                                     2008        $11.344       $9.461     214,884
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2000        $10.000      $10.244      42,625
                                                                     2001        $10.244      $10.443     473,269
                                                                     2002        $10.443      $10.384     651,222
                                                                     2003        $10.384      $10.256     349,472
                                                                     2004        $10.256      $10.151     297,482
                                                                     2005        $10.151      $10.238     258,659
                                                                     2006        $10.238      $10.509     397,866
                                                                     2007        $10.509      $10.819     408,864
                                                                     2008        $10.819      $10.875     353,062
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2000        $10.000       $8.943      18,563
                                                                     2001         $8.943       $7.694     314,650
                                                                     2002         $7.694       $5.853     639,982
                                                                     2003         $5.853       $7.342     827,234
                                                                     2004         $7.342       $7.965     813,625
                                                                     2005         $7.965       $8.183     709,396
                                                                     2006         $8.183       $9.274     595,062
                                                                     2007         $9.274       $9.578     492,564
                                                                     2008         $9.578       $5.910     398,371
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2000        $10.000       $9.905      18,516
                                                                     2001         $9.905       $8.729     202,350
                                                                     2002         $8.729       $7.717     296,576
                                                                     2003         $7.717       $9.556     396,752
                                                                     2004         $9.556      $10.351     434,654
                                                                     2005        $10.351      $11.003     384,516
                                                                     2006        $11.003      $12.420     369,964
                                                                     2007        $12.420      $13.238     272,252
                                                                     2008        $13.238       $9.870     195,211

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2000        $10.000      $10.113      14,072
                                                                     2001        $10.113       $7.362     113,013
                                                                     2002         $7.362       $5.570     146,863
                                                                     2003         $5.570       $6.420     153,059
                                                                     2004         $6.420       $7.595     177,833
                                                                     2005         $7.595       $8.544     171,227
                                                                     2006         $8.544      $10.087     168,602
                                                                     2007        $10.087      $11.910      94,389
                                                                     2008        $11.910       $7.796      88,307
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000        $10.000       $6.375      28,025
                                                                     2001         $6.375       $5.863      39,539
                                                                     2002         $5.863       $5.254     126,816
                                                                     2003         $5.254       $7.735     163,520
                                                                     2004         $7.735       $9.367     191,255
                                                                     2005         $9.367      $12.334     214,581
                                                                     2006        $12.334      $16.640     193,417
                                                                     2007        $16.640      $22.986     155,076
                                                                     2008        $22.986       $9.807     108,031
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.321      28,025
                                                                     2001         $8.321       $6.947      66,571
                                                                     2002         $6.947       $4.929     157,942
                                                                     2003         $4.929       $6.058     255,722
                                                                     2004         $6.058       $6.422     246,238
                                                                     2005         $6.422       $7.309     225,147
                                                                     2006         $7.309       $7.485     247,540
                                                                     2007         $7.485       $8.975     232,613
                                                                     2008         $8.975       $4.485     135,377
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000        $10.000       $9.038       6,737
                                                                     2001         $9.038       $7.175      44,320
                                                                     2002         $7.175       $5.871      83,338
                                                                     2003         $5.871       $7.358     135,827
                                                                     2004         $7.358       $8.496     143,327
                                                                     2005         $8.496       $9.282     132,746
                                                                     2006         $9.282      $11.426     127,491
                                                                     2007        $11.426      $12.877     116,230
                                                                     2008        $12.877       $7.014      73,579
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.311      42,389
                                                                     2003         $7.311      $10.195     112,784
                                                                     2004        $10.195      $12.194     127,863
                                                                     2005        $12.194      $14.103     124,661
                                                                     2006        $14.103      $15.159     142,903
                                                                     2007        $15.159      $18.289     113,842
                                                                     2008        $18.289       $9.576      90,481

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000        $10.000      $10.214      13,153
                                                                     2001        $10.214       $9.729     289,059
                                                                     2002         $9.729       $6.888     570,396
                                                                     2003         $6.888       $9.588     644,672
                                                                     2004         $9.588      $10.807     623,287
                                                                     2005        $10.807      $11.940     568,527
                                                                     2006        $11.940      $14.176     510,550
                                                                     2007        $14.176      $15.036     411,673
                                                                     2008        $15.036       $8.683     288,797
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000        $10.000      $11.483       4,475
                                                                     2001        $11.483      $12.406      42,773
                                                                     2002        $12.406      $12.024     147,714
                                                                     2003        $12.024      $16.376     167,421
                                                                     2004        $16.376      $21.971     150,898
                                                                     2005        $21.971      $25.298     142,875
                                                                     2006        $25.298      $34.353     124,320
                                                                     2007        $34.353      $28.020      94,245
                                                                     2008        $28.020      $17.116      60,005
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.125      43,737
                                                                     2005        $11.125      $12.161      36,429
                                                                     2006        $12.161      $12.551      32,990
                                                                     2007        $12.551      $14.517      32,298
                                                                     2008        $14.517       $7.591      18,618
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.038     299,434
                                                                     2003         $8.038      $10.339     655,388
                                                                     2004        $10.339      $11.942     825,722
                                                                     2005        $11.942      $12.230     791,506
                                                                     2006        $12.230      $13.961     748,965
                                                                     2007        $13.961      $13.412     618,232
                                                                     2008        $13.412       $8.469     470,835
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.115     196,257
                                                                     2001         $8.115       $5.468     281,050
                                                                     2002         $5.468       $3.631         261
                                                                     2003         $3.631       $4.548     249,079
                                                                     2004         $4.548       $4.789     219,439
                                                                     2005         $4.789       $5.084     213,137
                                                                     2006         $5.084       $5.144     181,432
                                                                     2007         $5.144       $5.918     149,537
                                                                     2008         $5.918       $2.969     123,611

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.090     219,730
                                                                     2002         $8.090       $5.359     474,867
                                                                     2003         $5.359       $6.697     564,240
                                                                     2004         $6.697       $7.034     502,029
                                                                     2005         $7.034       $7.447     440,100
                                                                     2006         $7.447       $7.518     383,772
                                                                     2007         $7.518       $8.625     296,644
                                                                     2008         $8.625       $4.317     227,634
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000        $10.000       $8.271       6,211
                                                                     2001         $8.271       $6.241      96,658
                                                                     2002         $6.241       $4.643     231,645
                                                                     2003         $4.643       $5.916     287,723
                                                                     2004         $5.916       $6.204     268,632
                                                                     2005         $6.204       $6.642     254,069
                                                                     2006         $6.642       $6.946     343,531
                                                                     2007         $6.946       $7.652     289,925
                                                                     2008         $7.652       $4.328     228,244
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.796     166,825
                                                                     2007        $10.796      $11.480     126,289
                                                                     2008        $11.480       $7.888      95,547
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.816       7,239
                                                                     2005        $10.816      $11.450      13,811
                                                                     2006        $11.450      $12.529       9,556
                                                                     2007        $12.529      $13.500      10,547
                                                                     2008        $13.500       $9.492      10,297
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000        $10.000       $7.987       8,756
                                                                     2001         $7.987       $5.997     104,686
                                                                     2002         $5.997       $4.232     136,411
                                                                     2003         $4.232       $5.607     183,502
                                                                     2004         $5.607       $6.317     203,083
                                                                     2005         $6.317       $6.937     267,679
                                                                     2006         $6.937       $6.739     255,228
                                                                     2007         $6.739       $7.467     181,201
                                                                     2008         $7.467       $4.216     116,269

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000        $10.000      $10.225       7,310
                                                                     2001        $10.225      $10.072     426,575
                                                                     2002        $10.072       $7.701     770,127
                                                                     2003         $7.701      $10.013     815,187
                                                                     2004        $10.013      $10.955     739,834
                                                                     2005        $10.955      $11.271     615,391
                                                                     2006        $11.271      $12.970     515,021
                                                                     2007        $12.970      $13.377     389,121
                                                                     2008        $13.377       $7.803     273,022
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000        $10.000       $7.965      30,555
                                                                     2001         $7.965       $6.471     141,332
                                                                     2002         $6.471       $4.402     266,582
                                                                     2003         $4.402       $5.341     298,215
                                                                     2004         $5.341       $5.692     285,393
                                                                     2005         $5.692       $6.431     292,691
                                                                     2006         $6.431       $6.285     271,897
                                                                     2007         $6.285       $7.023     230,260
                                                                     2008         $7.023       $4.157     136,510
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.691       1,404
                                                                     2005        $10.691      $10.865      12,312
                                                                     2006        $10.865      $11.688      13,737
                                                                     2007        $11.688      $11.808      18,521
                                                                     2008        $11.808       $8.899      11,928
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.236      26,473
                                                                     2005        $11.236      $11.229      82,649
                                                                     2006        $11.229      $13.061     159,527
                                                                     2007        $13.061      $13.329     194,756
                                                                     2008        $13.329       $9.222     117,050
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.947      16,625
                                                                     2005        $10.947      $11.905      44,544
                                                                     2006        $11.905      $13.863      93,180
                                                                     2007        $13.863      $14.109     105,800
                                                                     2008        $14.109       $8.728      80,914
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.515      23,770
                                                                     2005        $11.515      $12.478     128,442
                                                                     2006        $12.478      $14.906     135,316
                                                                     2007        $14.906      $16.927     133,388
                                                                     2008        $16.927       $9.927      82,851

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                  WITH THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000        $10.000      $10.546      10,484
                                                                     2001        $10.546       $9.709      59,852
                                                                     2002         $9.709       $7.737     122,668
                                                                     2003         $7.737       $9.694     143,446
                                                                     2004         $9.694      $10.595     132,544
                                                                     2005        $10.595      $10.967     122,068
                                                                     2006        $10.967      $12.505     117,478
                                                                     2007        $12.505      $11.556      82,802
                                                                     2008        $11.556       $6.968      45,439
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000        $10.000       $9.000      23,069
                                                                     2001         $9.000       $7.028     229,523
                                                                     2002         $7.028       $5.691     513,582
                                                                     2003         $5.691       $7.195     600,746
                                                                     2004         $7.195       $8.223     565,839
                                                                     2005         $8.223       $9.076     525,204
                                                                     2006         $9.076      $11.402     527,562
                                                                     2007        $11.402      $12.153     456,420
                                                                     2008        $12.153       $6.700     335,933
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.293     117,413
                                                                     2003         $7.293      $10.735     204,374
                                                                     2004        $10.735      $13.328     194,831
                                                                     2005        $13.328      $14.032     190,603
                                                                     2006        $14.032      $16.191     185,427
                                                                     2007        $16.191      $13.899     142,662
                                                                     2008        $13.899       $8.290      98,564
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000        $10.000       $8.000      94,544
                                                                     2001         $8.103       $6.183     203,000
                                                                     2002         $6.183       $4.468     374,566
                                                                     2003         $4.468       $5.490     442,740
                                                                     2004         $5.490       $5.672     401,713
                                                                     2005         $5.672       $5.897     305,304
                                                                     2006         $5.897       $6.116     278,355
                                                                     2007         $6.116       $6.348     220,516
                                                                     2008         $6.348       $3.932     153,233



* Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.364           0
                                                                     2002         $9.360       $6.965           0
                                                                     2003         $6.965       $8.612          95
                                                                     2004         $8.612       $9.523           0
                                                                     2005         $9.523      $11.491           0
                                                                     2006        $11.491      $12.161           0
                                                                     2007        $12.161      $14.273           0
                                                                     2008        $14.273       $7.156           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.307      18,107
                                                                     2002         $9.307       $7.482      14,726
                                                                     2003         $7.482       $9.380      14,740
                                                                     2004         $9.380       $9.979      14,274
                                                                     2005         $9.979      $10.337      13,243
                                                                     2006        $10.337      $11.263      11,839
                                                                     2007        $11.263      $11.504      11,267
                                                                     2008        $11.504       $7.187       9,206
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.215       3,911
                                                                     2002         $9.215       $7.116       4,067
                                                                     2003         $7.116       $8.574       4,052
                                                                     2004         $8.574       $9.345       4,097
                                                                     2005         $9.345      $10.832       4,083
                                                                     2006        $10.832      $11.067       4,068
                                                                     2007        $11.067      $12.973       4,055
                                                                     2008        $12.973       $6.664       3,579
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.973           0
                                                                     2002         $9.973       $7.369           0
                                                                     2003         $7.369       $9.324           0
                                                                     2004         $9.324      $10.311           0
                                                                     2005        $10.311      $10.985           0
                                                                     2006        $10.985      $14.027           0
                                                                     2007        $14.027      $15.905           0
                                                                     2008        $15.905       $8.937           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.697           0
                                                                     2002         $9.697       $6.974       3,143
                                                                     2003         $6.974       $8.965       2,650
                                                                     2004         $8.965       $9.897       2,239
                                                                     2005         $9.897      $10.357       1,859
                                                                     2006        $10.357      $12.051       1,094
                                                                     2007        $12.051      $13.824         810
                                                                     2008        $13.824       $7.616           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000      $10.132           0
                                                                     2002        $10.132       $8.308         314
                                                                     2003         $8.308      $10.752         381
                                                                     2004        $10.752      $12.120         408
                                                                     2005        $12.120      $12.652           0
                                                                     2006        $12.652      $15.126           0
                                                                     2007        $15.126      $15.876           0
                                                                     2008        $15.876       $9.195           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $9.193           0
                                                                     2002         $9.193       $7.027       2,147
                                                                     2003         $7.027       $8.803       2,101
                                                                     2004         $8.803       $9.482       1,965
                                                                     2005         $9.482       $9.502       1,935
                                                                     2006         $9.502      $10.184       1,908
                                                                     2007        $10.184      $10.402       1,384
                                                                     2008        $10.402       $7.854           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.623       8,565
                                                                     2002         $9.623       $8.708       8,563
                                                                     2003         $8.708      $10.317       8,562
                                                                     2004        $10.317      $11.231       8,154
                                                                     2005        $11.231      $11.782       7,884
                                                                     2006        $11.782      $13.201       6,802
                                                                     2007        $13.201      $13.349       6,363
                                                                     2008        $13.349       $9.654       5,837
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.417      10,593
                                                                     2002        $10.417      $10.780      11,909
                                                                     2003        $10.780      $11.456      11,914
                                                                     2004        $11.456      $11.834      12,107
                                                                     2005        $11.834      $11.993      11,206
                                                                     2006        $11.993      $12.421      11,206
                                                                     2007        $12.421      $12.910      11,206
                                                                     2008        $12.910      $11.536       9,060

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.275         173
                                                                     2002        $10.270      $10.486       1,892
                                                                     2003        $10.486      $10.513       1,905
                                                                     2004        $10.513      $10.457       1,933
                                                                     2005        $10.457      $10.437       1,106
                                                                     2006        $10.437      $10.674       1,106
                                                                     2007        $10.674      $10.787       1,106
                                                                     2008        $10.787       $8.992         172
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.049      19,173
                                                                     2002        $10.049       $9.987      19,165
                                                                     2003         $9.987       $9.860      19,118
                                                                     2004         $9.860       $9.753      17,724
                                                                     2005         $9.753       $9.832      17,724
                                                                     2006         $9.832      $10.088      17,724
                                                                     2007        $10.088      $10.380      17,724
                                                                     2008        $10.380      $10.429      16,759
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.444           0
                                                                     2002         $9.444       $7.180       6,894
                                                                     2003         $7.180       $9.003       6,370
                                                                     2004         $9.003       $9.762       4,062
                                                                     2005         $9.762      $10.024       3,650
                                                                     2006        $10.024      $11.355       2,854
                                                                     2007        $11.355      $11.721       2,041
                                                                     2008        $11.721       $7.229           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.784           0
                                                                     2002         $9.784       $8.420       6,826
                                                                     2003         $8.420      $10.421       6,773
                                                                     2004        $10.421      $11.282       1,137
                                                                     2005        $11.282      $11.987       1,137
                                                                     2006        $11.987      $13.524       1,137
                                                                     2007        $13.524      $14.408       1,137
                                                                     2008        $14.408      $10.737           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.305           0
                                                                     2002         $8.305       $6.280           0
                                                                     2003         $6.280       $7.235           0
                                                                     2004         $7.235       $8.556           0
                                                                     2005         $8.556       $9.619           0
                                                                     2006         $9.619      $11.352           0
                                                                     2007        $11.352      $13.396           0
                                                                     2008        $13.396       $8.765           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.258           0
                                                                     2002         $9.258       $8.743           0
                                                                     2003         $8.743      $12.866          64
                                                                     2004        $12.866      $15.572           0
                                                                     2005        $15.572      $20.494           0
                                                                     2006        $20.494      $27.634          88
                                                                     2007        $27.634      $38.155          79
                                                                     2008        $38.155      $16.270           0
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.674           0
                                                                     2002         $9.674       $6.829           0
                                                                     2003         $6.829       $8.388           0
                                                                     2004         $8.388       $8.888           0
                                                                     2005         $8.888      $10.111           0
                                                                     2006        $10.111      $10.349           0
                                                                     2007        $10.349      $12.402           0
                                                                     2008        $12.402       $6.195           0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.789           0
                                                                     2002         $9.789       $7.437           0
                                                                     2003         $7.437       $9.317           0
                                                                     2004         $9.317      $10.752           0
                                                                     2005        $10.752      $11.742           0
                                                                     2006        $11.742      $14.446           0
                                                                     2007        $14.446      $16.273           0
                                                                     2008        $16.273       $8.859           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.309           0
                                                                     2003         $7.309      $10.187           0
                                                                     2004        $10.187      $12.178           0
                                                                     2005        $12.178      $14.077           0
                                                                     2006        $14.077      $15.124           0
                                                                     2007        $15.124      $18.237           0
                                                                     2008        $18.237       $9.544           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.852       1,569
                                                                     2002         $9.852       $6.972       8,009
                                                                     2003         $6.972       $9.700       6,585
                                                                     2004         $9.700      $10.928       3,462
                                                                     2005        $10.928      $12.066       3,432
                                                                     2006        $12.066      $14.319       3,405
                                                                     2007        $14.319      $15.181       2,884
                                                                     2008        $15.181       $8.762       1,387

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.584           0
                                                                     2002        $10.584       $9.931         487
                                                                     2003         $9.931      $13.519         501
                                                                     2004        $13.519      $18.129         406
                                                                     2005        $18.129      $20.864         385
                                                                     2006        $20.864      $28.318         366
                                                                     2007        $28.318      $23.086           0
                                                                     2008        $23.086      $14.095           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.122           0
                                                                     2005        $11.122      $12.148           0
                                                                     2006        $12.148      $12.532           0
                                                                     2007        $12.532      $14.488           0
                                                                     2008        $14.488       $7.573           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.035           0
                                                                     2003         $8.035      $10.331       2,394
                                                                     2004        $10.331      $11.927           0
                                                                     2005        $11.927      $12.208         666
                                                                     2006        $12.208      $13.929       1,106
                                                                     2007        $13.929      $13.374         650
                                                                     2008        $13.374       $8.441           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.250           0
                                                                     2002         $9.250       $5.825           0
                                                                     2003         $5.825       $7.293           0
                                                                     2004         $7.293       $7.675           0
                                                                     2005         $7.675       $8.144           0
                                                                     2006         $8.144       $8.236           0
                                                                     2007         $8.236       $9.470           0
                                                                     2008         $9.470       $4.749           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $9.246           0
                                                                     2002         $9.240       $5.802           0
                                                                     2003         $5.802       $7.246           0
                                                                     2004         $7.246       $7.607           0
                                                                     2005         $7.607       $8.051           0
                                                                     2006         $8.051       $8.123           0
                                                                     2007         $8.123       $9.314           0
                                                                     2008         $9.314       $4.660           0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.392           0
                                                                     2002         $9.392       $6.864           0
                                                                     2003         $6.864       $8.741           0
                                                                     2004         $8.741       $9.163           0
                                                                     2005         $9.163       $9.805           0
                                                                     2006         $9.805      $10.248       1,009
                                                                     2007        $10.248      $11.284       1,094
                                                                     2008        $11.284       $6.380           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.792       1,217
                                                                     2007        $10.792      $11.470         890
                                                                     2008        $11.470       $7.878         331
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.813           0
                                                                     2005        $10.813      $11.439           0
                                                                     2006        $11.439      $12.511           0
                                                                     2007        $12.511      $13.474           0
                                                                     2008        $13.474       $9.469           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.350           0
                                                                     2002         $9.350       $6.436           0
                                                                     2003         $6.436       $8.523           0
                                                                     2004         $8.523       $9.597           0
                                                                     2005         $9.597      $10.533           0
                                                                     2006        $10.533      $10.228           0
                                                                     2007        $10.228      $11.328           0
                                                                     2008        $11.328       $6.393           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.516       1,576
                                                                     2002         $9.516       $7.272       9,421
                                                                     2003         $7.272       $9.451       4,607
                                                                     2004         $9.451      $10.334       2,082
                                                                     2005        $10.334      $10.628       2,054
                                                                     2006        $10.628      $12.224       2,028
                                                                     2007        $12.224      $12.601       1,533
                                                                     2008        $12.601       $7.347       1,394
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.474           0
                                                                     2002         $9.474       $6.332      11,533
                                                                     2003         $6.332       $7.680       5,544
                                                                     2004         $7.680       $8.181       2,336
                                                                     2005         $8.181       $9.237       1,885
                                                                     2006         $9.237       $9.024       1,030
                                                                     2007         $9.024      $10.078         640
                                                                     2008        $10.078       $5.963           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.687           0
                                                                     2005        $10.687      $10.856         907
                                                                     2006        $10.856      $11.673         755
                                                                     2007        $11.673      $11.787         776
                                                                     2008        $11.787       $8.879           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.232           0
                                                                     2005        $11.232      $11.220         876
                                                                     2006        $11.220      $13.044         720
                                                                     2007        $13.044      $13.304         687
                                                                     2008        $13.304       $9.201           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.944           0
                                                                     2005        $10.944      $11.894           0
                                                                     2006        $11.894      $13.843           0
                                                                     2007        $13.843      $14.082           0
                                                                     2008        $14.082       $8.707           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.511           0
                                                                     2005        $11.511      $12.468         341
                                                                     2006        $12.468      $14.887         158
                                                                     2007        $14.887      $16.897         149
                                                                     2008        $16.897       $9.904           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.450      15,899
                                                                     2002         $9.450       $7.526      20,229
                                                                     2003         $7.526       $9.425      18,317
                                                                     2004         $9.425      $10.296      14,368
                                                                     2005        $10.296      $10.652      13,625
                                                                     2006        $10.652      $12.140      11,492
                                                                     2007        $12.140      $11.213       9,831
                                                                     2008        $11.213       $6.758       7,180
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.174           0
                                                                     2002         $9.174       $7.426       5,907
                                                                     2003         $7.426       $9.383       4,009
                                                                     2004         $9.383      $10.719         179
                                                                     2005        $10.719      $11.825         170
                                                                     2006        $11.825      $14.849         161
                                                                     2007        $14.849      $15.818           0
                                                                     2008        $15.818       $8.716           0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.291       2,623
                                                                     2003         $7.291      $10.726       2,600
                                                                     2004        $10.726      $13.310       2,646
                                                                     2005        $13.310      $14.007       2,586
                                                                     2006        $14.007      $16.153       2,375
                                                                     2007        $16.153      $13.859       1,394
                                                                     2008        $13.859       $8.262           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                            Mortality & Expense = 1.6



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.632           0
                                                                     2002         $9.630       $6.581         369
                                                                     2003         $6.581       $8.082         452
                                                                     2004         $8.082       $8.346         490
                                                                     2005         $8.346       $8.672         479
                                                                     2006         $8.672       $8.990           0
                                                                     2007         $8.990       $9.326           0
                                                                     2008         $9.326       $5.773           0



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.180          533
                                                                     2002         $9.180       $6.962          448
                                                                     2003         $6.962       $8.606        1,315
                                                                     2004         $8.606       $9.513          866
                                                                     2005         $9.513      $11.476          866
                                                                     2006        $11.476      $12.141          866
                                                                     2007        $12.141      $14.245            0
                                                                     2008        $14.245       $7.140            0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.306       14,854
                                                                     2002         $9.306       $7.478       18,111
                                                                     2003         $7.478       $9.373       17,045
                                                                     2004         $9.373       $9.968       15,543
                                                                     2005         $9.968      $10.323       12,020
                                                                     2006        $10.323      $11.245        8,315
                                                                     2007        $11.245      $11.482        7,374
                                                                     2008        $11.482       $7.170        7,373
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.213        9,231
                                                                     2002         $9.213       $7.113        9,856
                                                                     2003         $7.113       $8.567       12,256
                                                                     2004         $8.567       $9.335       12,518
                                                                     2005         $9.335      $10.817       12,458
                                                                     2006        $10.817      $11.049       12,400
                                                                     2007        $11.049      $12.947       12,533
                                                                     2008        $12.947       $6.649       11,899
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.550        6,146
                                                                     2002         $9.550       $7.365        6,767
                                                                     2003         $7.365       $9.317        5,778
                                                                     2004         $9.317      $10.300        5,528
                                                                     2005        $10.300      $10.970        1,126
                                                                     2006        $10.970      $14.004        1,660
                                                                     2007        $14.004      $15.874        1,810
                                                                     2008        $15.874       $8.917        1,125

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.696            0
                                                                     2002         $9.696       $6.971            0
                                                                     2003         $6.971       $8.958            0
                                                                     2004         $8.958       $9.886        1,463
                                                                     2005         $9.886      $10.343        1,463
                                                                     2006        $10.343      $12.031        1,463
                                                                     2007        $12.031      $13.797        1,463
                                                                     2008        $13.797       $7.599        1,463
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.680        2,610
                                                                     2002         $9.680       $8.304        5,821
                                                                     2003         $8.304      $10.744        7,194
                                                                     2004        $10.744      $12.107        5,881
                                                                     2005        $12.107      $12.634        5,810
                                                                     2006        $12.634      $15.101        5,757
                                                                     2007        $15.101      $15.845        5,212
                                                                     2008        $15.845       $9.174        4,795
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.714        1,265
                                                                     2002         $7.714       $7.023        1,532
                                                                     2003         $7.023       $8.796        2,051
                                                                     2004         $8.796       $9.472        1,996
                                                                     2005         $9.472       $9.489          703
                                                                     2006         $9.489      $10.167          726
                                                                     2007        $10.167      $10.382          208
                                                                     2008        $10.382       $7.836          195
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.621        2,103
                                                                     2002         $9.621       $8.704        3,485
                                                                     2003         $8.704      $10.309        3,548
                                                                     2004        $10.309      $11.219        4,627
                                                                     2005        $11.219      $11.766        4,503
                                                                     2006        $11.766      $13.180        2,039
                                                                     2007        $13.180      $13.323        1,968
                                                                     2008        $13.323       $9.632        2,516
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.415        7,023
                                                                     2002        $10.415      $10.775        8,473
                                                                     2003        $10.775      $11.447       13,360
                                                                     2004        $11.447      $11.822       12,441
                                                                     2005        $11.822      $11.977       10,151
                                                                     2006        $11.977      $12.400       10,090
                                                                     2007        $12.400      $12.885       11,331
                                                                     2008        $12.885      $11.510        9,330

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.273       10,406
                                                                     2002        $10.273      $10.481       14,410
                                                                     2003        $10.481      $10.505       19,226
                                                                     2004        $10.505      $10.446       20,657
                                                                     2005        $10.446      $10.423       11,670
                                                                     2006        $10.423      $10.657       10,167
                                                                     2007        $10.657      $10.766       10,449
                                                                     2008        $10.766       $8.971        6,670
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.048       11,116
                                                                     2002        $10.048       $9.982       14,913
                                                                     2003         $9.982       $9.852        9,509
                                                                     2004         $9.852       $9.743        6,418
                                                                     2005         $9.743       $9.819       12,525
                                                                     2006         $9.819      $10.071        5,342
                                                                     2007        $10.071      $10.359        7,360
                                                                     2008        $10.359      $10.405       16,214
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.443        6,089
                                                                     2002         $9.443       $7.177        6,762
                                                                     2003         $7.177       $8.996        5,941
                                                                     2004         $8.996       $9.752        4,532
                                                                     2005         $9.752      $10.010        4,534
                                                                     2006        $10.010      $11.336        4,534
                                                                     2007        $11.336      $11.698        2,887
                                                                     2008        $11.698       $7.212        2,884
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.527        4,929
                                                                     2002         $9.527       $8.417        7,339
                                                                     2003         $8.417      $10.414        7,102
                                                                     2004        $10.414      $11.270        5,875
                                                                     2005        $11.270      $11.971        5,871
                                                                     2006        $11.971      $13.501        3,910
                                                                     2007        $13.501      $14.380        3,809
                                                                     2008        $14.380      $10.713        3,633
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.304        5,804
                                                                     2002         $8.304       $6.278        5,801
                                                                     2003         $6.278       $7.229        5,799
                                                                     2004         $7.229       $8.547        5,797
                                                                     2005         $8.547       $9.606        5,683
                                                                     2006         $9.606      $11.333        5,683
                                                                     2007        $11.333      $13.369        5,683
                                                                     2008        $13.369       $8.745        5,683

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.760          803
                                                                     2002         $9.760       $8.739        2,130
                                                                     2003         $8.739      $12.856        1,918
                                                                     2004        $12.856      $15.556          799
                                                                     2005        $15.556      $20.466          798
                                                                     2006        $20.466      $27.588          941
                                                                     2007        $27.588      $38.080           21
                                                                     2008        $38.080      $16.233          325
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.628          351
                                                                     2002         $9.628       $6.826          350
                                                                     2003         $6.826       $8.382          350
                                                                     2004         $8.382       $8.878          349
                                                                     2005         $8.878      $10.097          349
                                                                     2006        $10.097      $10.332          348
                                                                     2007        $10.332      $12.378          348
                                                                     2008        $12.378       $6.182          347
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.092          322
                                                                     2002         $9.092       $7.434          706
                                                                     2003         $7.434       $9.310          730
                                                                     2004         $9.310      $10.741          756
                                                                     2005        $10.741      $11.726          543
                                                                     2006        $11.726      $14.422          515
                                                                     2007        $14.422      $16.241          450
                                                                     2008        $16.241       $8.839        1,038
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.307          239
                                                                     2003         $7.307      $10.182        2,753
                                                                     2004        $10.182      $12.168        4,491
                                                                     2005        $12.168      $14.061        4,235
                                                                     2006        $14.061      $15.103        3,776
                                                                     2007        $15.103      $18.206        3,585
                                                                     2008        $18.206       $9.525        2,297
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.851       22,642
                                                                     2002         $9.851       $6.969       29,391
                                                                     2003         $6.969       $9.692       33,393
                                                                     2004         $9.692      $10.916       31,513
                                                                     2005        $10.916      $12.050       25,387
                                                                     2006        $12.050      $14.295       21,134
                                                                     2007        $14.295      $15.151       16,691
                                                                     2008        $15.151       $8.742       16,685

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.250        1,180
                                                                     2002        $10.250       $9.927        3,929
                                                                     2003         $9.927      $13.509        4,030
                                                                     2004        $13.509      $18.110        2,847
                                                                     2005        $18.110      $20.836        2,011
                                                                     2006        $20.836      $28.271        1,772
                                                                     2007        $28.271      $23.040        1,558
                                                                     2008        $23.040      $14.063        1,572
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.119            0
                                                                     2005        $11.119      $12.142            0
                                                                     2006        $12.142      $12.522            0
                                                                     2007        $12.522      $14.472            0
                                                                     2008        $14.472       $7.562        1,241
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.034        8,026
                                                                     2003         $8.034      $10.325       10,933
                                                                     2004        $10.325      $11.917       13,154
                                                                     2005        $11.917      $12.195       11,488
                                                                     2006        $12.195      $13.909       11,055
                                                                     2007        $13.909      $13.351       11,492
                                                                     2008        $13.351       $8.424        8,858
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.249            0
                                                                     2002         $9.249       $5.823            0
                                                                     2003         $5.823       $7.288            0
                                                                     2004         $7.288       $7.667            0
                                                                     2005         $7.667       $8.133            0
                                                                     2006         $8.133       $8.222            0
                                                                     2007         $8.222       $9.451            0
                                                                     2008         $9.451       $4.738            0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.762       10,081
                                                                     2002         $8.760       $5.799        9,015
                                                                     2003         $5.799       $7.241       10,219
                                                                     2004         $7.241       $7.599       10,236
                                                                     2005         $7.599       $8.040        9,874
                                                                     2006         $8.040       $8.109        9,872
                                                                     2007         $8.109       $9.296        7,703
                                                                     2008         $9.296       $4.649        7,701

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.229        7,038
                                                                     2002         $9.229       $6.861        9,362
                                                                     2003         $6.861       $8.734       10,311
                                                                     2004         $8.734       $9.153       10,340
                                                                     2005         $9.153       $9.792        7,952
                                                                     2006         $9.792      $10.231       12,575
                                                                     2007        $10.231      $11.262        6,616
                                                                     2008        $11.262       $6.365        6,614
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.790        7,875
                                                                     2007        $10.790      $11.465        5,636
                                                                     2008        $11.465       $7.871        5,804
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.810            0
                                                                     2005        $10.810      $11.433            0
                                                                     2006        $11.433      $12.501            0
                                                                     2007        $12.501      $13.459            0
                                                                     2008        $13.459       $9.455            0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.124        1,651
                                                                     2002         $9.120       $6.433        1,068
                                                                     2003         $6.433       $8.517        2,116
                                                                     2004         $8.517       $9.587        4,746
                                                                     2005         $9.587      $10.519        3,791
                                                                     2006        $10.519      $10.211        3,401
                                                                     2007        $10.211      $11.306        3,139
                                                                     2008        $11.306       $6.378        1,377
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.514       10,661
                                                                     2002         $9.514       $7.269       15,331
                                                                     2003         $7.269       $9.444       19,325
                                                                     2004         $9.444      $10.323       17,426
                                                                     2005        $10.323      $10.613       15,491
                                                                     2006        $10.613      $12.203       11,662
                                                                     2007        $12.203      $12.576       11,487
                                                                     2008        $12.576       $7.330       11,686
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.312        8,414
                                                                     2002         $9.312       $6.329        8,828
                                                                     2003         $6.329       $7.674        8,821
                                                                     2004         $7.674       $8.172        9,050
                                                                     2005         $8.172       $9.225        9,131
                                                                     2006         $9.225       $9.009        9,805
                                                                     2007         $9.009      $10.059        8,192
                                                                     2008        $10.059       $5.949        7,645

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.685            0
                                                                     2005        $10.685      $10.849            0
                                                                     2006        $10.849      $11.662            0
                                                                     2007        $11.662      $11.773            0
                                                                     2008        $11.773       $8.866            0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.230            0
                                                                     2005        $11.230      $11.213            0
                                                                     2006        $11.213      $13.032            0
                                                                     2007        $13.032      $13.288          628
                                                                     2008        $13.288       $9.187        1,212
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.941            0
                                                                     2005        $10.941      $11.888            0
                                                                     2006        $11.888      $13.832            0
                                                                     2007        $13.832      $14.067          438
                                                                     2008        $14.067       $8.695        1,030
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.508        2,147
                                                                     2005        $11.508      $12.462        1,869
                                                                     2006        $12.462      $14.876        1,630
                                                                     2007        $14.876      $16.879        1,423
                                                                     2008        $16.879       $9.891            0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.448          909
                                                                     2002         $9.448       $7.523        1,125
                                                                     2003         $7.523       $9.418        3,046
                                                                     2004         $9.418      $10.285        5,811
                                                                     2005        $10.285      $10.638        5,807
                                                                     2006        $10.638      $12.120        3,004
                                                                     2007        $12.120      $11.191        1,823
                                                                     2008        $11.191       $6.743        1,921
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.173        7,069
                                                                     2002         $9.173       $7.422       10,565
                                                                     2003         $7.422       $9.376       12,159
                                                                     2004         $9.376      $10.708       11,697
                                                                     2005        $10.708      $11.809        8,075
                                                                     2006        $11.809      $14.824        7,607
                                                                     2007        $14.824      $15.787        4,674
                                                                     2008        $15.787       $8.696        3,090

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.63



                                                                                                           Number
                                                                              Accumulation Accumulation   of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End       at End
Sub Accounts                                                      December 31  of Period     of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.289        2,552
                                                                     2003         $7.289      $10.721        5,267
                                                                     2004        $10.721      $13.300        7,324
                                                                     2005        $13.300      $13.991        5,441
                                                                     2006        $13.991      $16.130        5,302
                                                                     2007        $16.130      $13.836        5,294
                                                                     2008        $13.836       $8.246        5,514
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.110        7,712
                                                                     2002         $9.110       $6.578        7,712
                                                                     2003         $6.578       $8.076        7,712
                                                                     2004         $8.076       $8.337        7,712
                                                                     2005         $8.337       $8.661        7,712
                                                                     2006         $8.661       $8.975        7,712
                                                                     2007         $8.975       $9.307        4,619
                                                                     2008         $9.307       $5.760        4,619



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                      2001       $10.000       $9.179        992
                                                                      2002        $9.179       $6.961        387
                                                                      2003        $6.961       $8.604        387
                                                                      2004        $8.604       $9.510      4,474
                                                                      2005        $9.510      $11.470      4,170
                                                                      2006       $11.470      $12.134        493
                                                                      2007       $12.134      $14.235      2,199
                                                                      2008       $14.235       $7.134      1,152
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                      2001       $10.000       $9.305      14,817
                                                                      2002        $9.305       $7.477      21,705
                                                                      2003        $7.477       $9.370      15,980
                                                                      2004        $9.370       $9.965      15,619
                                                                      2005        $9.965      $10.318      13,103
                                                                      2006       $10.318      $11.238      10,111
                                                                      2007       $11.238      $11.474       8,716
                                                                      2008       $11.474       $7.165       4,412
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                      2001       $10.000       $9.213       8,540
                                                                      2002        $9.213       $7.112      17,782
                                                                      2003        $7.112       $8.565      23,875
                                                                      2004        $8.565       $9.332      18,672
                                                                      2005        $9.332      $10.813      18,339
                                                                      2006       $10.813      $11.043      11,746
                                                                      2007       $11.043      $12.939       8,590
                                                                      2008       $12.939       $6.644       5,871
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                      2001       $10.000       $9.549       2,347
                                                                      2002        $9.549       $7.364       8,911
                                                                      2003        $7.364       $9.315       6,539
                                                                      2004        $9.315      $10.296       2,243
                                                                      2005       $10.296      $10.965         355
                                                                      2006       $10.965      $13.996         683
                                                                      2007       $13.996      $15.864         355
                                                                      2008       $15.864       $8.910         349

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                      2001       $10.000       $8.970       1,956
                                                                      2002        $8.970       $6.970       1,983
                                                                      2003        $6.970       $8.956       1,964
                                                                      2004        $8.956       $9.882       2,819
                                                                      2005        $9.882      $10.338       2,373
                                                                      2006       $10.338      $12.025         630
                                                                      2007       $12.025      $13.788       1,951
                                                                      2008       $13.788       $7.593         700
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                      2001       $10.000       $9.680       3,229
                                                                      2002        $9.680       $8.303       3,999
                                                                      2003        $8.303      $10.741       7,002
                                                                      2004       $10.741      $12.103      11,014
                                                                      2005       $12.103      $12.629      11,424
                                                                      2006       $12.629      $15.093       5,318
                                                                      2007       $15.093      $15.834       3,821
                                                                      2008       $15.834       $9.167       3,213
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                      2001       $10.000       $7.713         820
                                                                      2002        $7.713       $7.022       2,764
                                                                      2003        $7.022       $8.794       3,042
                                                                      2004        $8.794       $9.469       3,210
                                                                      2005        $9.469       $9.485       2,733
                                                                      2006        $9.485      $10.161       3,023
                                                                      2007       $10.161      $10.375       1,985
                                                                      2008       $10.375       $7.831       1,568
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                      2001       $10.000       $9.621       6,066
                                                                      2002        $9.621       $8.703       8,223
                                                                      2003        $8.703      $10.307       7,639
                                                                      2004       $10.307      $11.215       5,916
                                                                      2005       $11.215      $11.761       5,691
                                                                      2006       $11.761      $13.172       5,332
                                                                      2007       $13.172      $13.315       5,260
                                                                      2008       $13.315       $9.625       4,724
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                      2001       $10.000      $10.415       9,489
                                                                      2002       $10.415      $10.774      13,467
                                                                      2003       $10.774      $11.444      14,631
                                                                      2004       $11.444      $11.817      18,737
                                                                      2005       $11.817      $11.971      21,142
                                                                      2006       $11.971      $12.394      10,742
                                                                      2007       $12.394      $12.877       7,485
                                                                      2008       $12.877      $11.501       4,420

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                      2001       $10.000      $10.273      11,499
                                                                      2002       $10.273      $10.480      20,114
                                                                      2003       $10.480      $10.503      23,724
                                                                      2004       $10.503      $10.443      25,752
                                                                      2005       $10.443      $10.418      24,259
                                                                      2006       $10.418      $10.651      15,161
                                                                      2007       $10.651      $10.759      14,235
                                                                      2008       $10.759       $8.965      12,585
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                      2001       $10.000      $10.047       8,001
                                                                      2002       $10.040       $9.981      12,995
                                                                      2003        $9.981       $9.850      31,026
                                                                      2004        $9.850       $9.739      16,866
                                                                      2005        $9.739       $9.814      20,227
                                                                      2006        $9.814      $10.066      12,845
                                                                      2007       $10.066      $10.353      20,653
                                                                      2008       $10.353      $10.397      10,089
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                      2001       $10.000       $9.442      13,404
                                                                      2002        $9.442       $7.176      34,883
                                                                      2003        $7.176       $8.994      49,619
                                                                      2004        $8.994       $9.749      21,212
                                                                      2005        $9.749      $10.006      18,778
                                                                      2006       $10.006      $11.330      16,162
                                                                      2007       $11.330      $11.690      14,343
                                                                      2008       $11.690       $7.207       8,605
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                      2001       $10.000       $9.527       8,726
                                                                      2002        $9.527       $8.415       9,745
                                                                      2003        $8.415      $10.411      12,723
                                                                      2004       $10.411      $11.266      16,367
                                                                      2005       $11.266      $11.965      13,441
                                                                      2006       $11.965      $13.494       8,462
                                                                      2007       $13.494      $14.370       7,569
                                                                      2008       $14.370      $10.704       6,395
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                      2001       $10.000       $8.303       5,707
                                                                      2002        $8.303       $6.277       5,841
                                                                      2003        $6.277       $7.227       5,879
                                                                      2004        $7.227       $8.544       4,448
                                                                      2005        $8.544       $9.602       5,806
                                                                      2006        $9.602      $11.326       3,821
                                                                      2007       $11.326      $13.361       3,661
                                                                      2008       $13.361       $8.738       1,855
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                      2001       $10.000       $9.257           0
                                                                      2002        $9.257       $8.738         223
                                                                      2003        $8.738      $12.852         508
                                                                      2004       $12.852      $15.550         297
                                                                      2005       $15.550      $20.457         286
                                                                      2006       $20.457      $27.573         468
                                                                      2007       $27.573      $38.055         823
                                                                      2008       $38.055      $16.221       1,045
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                      2001       $10.000       $9.628       4,732
                                                                      2002        $9.628       $6.825       7,470
                                                                      2003        $6.825       $8.379       7,543
                                                                      2004        $8.379       $8.875       7,886
                                                                      2005        $8.875      $10.093       7,631
                                                                      2006       $10.093      $10.326       7,231
                                                                      2007       $10.326      $12.370       5,539
                                                                      2008       $12.370       $6.177       5,936
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                      2001       $10.000       $9.092       1,647
                                                                      2002        $9.092       $7.433       4,029
                                                                      2003        $7.433       $9.307       2,686
                                                                      2004        $9.307      $10.737       2,662
                                                                      2005       $10.737      $11.720       3,659
                                                                      2006       $11.720      $14.414       3,554
                                                                      2007       $14.414      $16.231       3,994
                                                                      2008       $16.231       $8.832       3,134
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                      2002       $10.000       $7.307           0
                                                                      2003        $7.307      $10.180         648
                                                                      2004       $10.180      $12.165       1,218
                                                                      2005       $12.165      $14.056       1,099
                                                                      2006       $14.056      $15.095       1,407
                                                                      2007       $15.095      $18.196         604
                                                                      2008       $18.196       $9.519         111
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                      2001       $10.000       $9.850      18,147
                                                                      2002        $9.850       $6.967      30,706
                                                                      2003        $6.967       $9.690      33,646
                                                                      2004        $9.690      $10.912      20,908
                                                                      2005       $10.912      $12.044      21,538
                                                                      2006       $12.044      $14.287      16,231
                                                                      2007       $14.287      $15.141       9,657
                                                                      2008       $15.141       $8.736       4,445
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                      2001       $10.000      $10.250       2,377
                                                                      2002       $10.250       $9.925       8,313
                                                                      2003        $9.925      $13.506       6,916
                                                                      2004       $13.506      $18.104       4,826
                                                                      2005       $18.104      $20.826       4,696
                                                                      2006       $20.826      $28.255       4,315
                                                                      2007       $28.255      $23.025       1,559
                                                                      2008       $23.025      $14.052       1,039
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                      2004       $10.000      $11.119         334
                                                                      2005       $11.119      $12.141       1,287
                                                                      2006       $12.141      $12.519           0
                                                                      2007       $12.519      $14.468           0
                                                                      2008       $14.468       $7.559           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                      2002       $10.000       $8.033      16,284
                                                                      2003        $8.033      $10.324      13,850
                                                                      2004       $10.324      $11.914      14,313
                                                                      2005       $11.914      $12.190      20,882
                                                                      2006       $12.190      $13.903      17,296
                                                                      2007       $13.903      $13.343      12,862
                                                                      2008       $13.343       $8.418       7,958
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                      2001       $10.000       $8.774       1,555
                                                                      2002        $8.774       $5.822       1,136
                                                                      2003        $5.822       $7.286       1,319
                                                                      2004        $7.286       $7.664       1,469
                                                                      2005        $7.664       $8.130       1,673
                                                                      2006        $8.130       $8.218         154
                                                                      2007        $8.218       $9.445         153
                                                                      2008        $9.445       $4.735         914
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                      2001       $10.000       $8.761      12,321
                                                                      2002        $8.761       $5.798      23,907
                                                                      2003        $5.798       $7.239      25,816
                                                                      2004        $7.239       $7.596      14,878
                                                                      2005        $7.596       $8.036      12,138
                                                                      2006        $8.036       $8.105       9,379
                                                                      2007        $8.105       $9.290       6,379
                                                                      2008        $9.290       $4.646       4,525
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                      2001       $10.000       $9.229       6,576
                                                                      2002        $9.229       $6.860       7,069
                                                                      2003        $6.860       $8.732       7,246
                                                                      2004        $8.732       $9.150       7,258
                                                                      2005        $9.150       $9.787       7,039
                                                                      2006        $9.787      $10.225       8,346
                                                                      2007       $10.225      $11.255       5,620
                                                                      2008       $11.255       $6.360       4,446

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                      2006       $10.000      $10.789       3,309
                                                                      2007       $10.789      $11.463       3,060
                                                                      2008       $11.463       $7.869       2,764
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                      2004       $10.000      $10.810           0
                                                                      2005       $10.810      $11.432         326
                                                                      2006       $11.432      $12.498         695
                                                                      2007       $12.498      $13.454           0
                                                                      2008       $13.454       $9.451           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                      2001       $10.000       $9.124         100
                                                                      2002        $9.124       $6.432         100
                                                                      2003        $6.432       $8.514       1,749
                                                                      2004        $8.514       $9.583       2,524
                                                                      2005        $9.583      $10.514       4,298
                                                                      2006       $10.514      $10.205       4,540
                                                                      2007       $10.205      $11.298       2,305
                                                                      2008       $11.298       $6.373       1,836
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                      2001       $10.000       $9.514      14,176
                                                                      2002        $9.514       $7.268      31,552
                                                                      2003        $7.268       $9.441      30,734
                                                                      2004        $9.441      $10.320      21,742
                                                                      2005       $10.320      $10.608      20,013
                                                                      2006       $10.608      $12.197      15,426
                                                                      2007       $12.197      $12.568      14,687
                                                                      2008       $12.568       $7.325      11,295
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                      2001       $10.000       $9.311       7,953
                                                                      2002        $9.311       $6.328      11,894
                                                                      2003        $6.328       $7.672      12,779
                                                                      2004        $7.672       $8.169       9,006
                                                                      2005        $8.169       $9.220       8,807
                                                                      2006        $9.220       $9.004       9,423
                                                                      2007        $9.004      $10.052       6,975
                                                                      2008       $10.052       $5.945       6,776

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                      2004       $10.000      $10.685         407
                                                                      2005       $10.685      $10.850         829
                                                                      2006       $10.850      $11.662         783
                                                                      2007       $11.662      $11.771         115
                                                                      2008       $11.771       $8.864           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                      2004       $10.000      $11.229           0
                                                                      2005       $11.229      $11.212       1,869
                                                                      2006       $11.212      $13.029       7,221
                                                                      2007       $13.029      $13.284       4,552
                                                                      2008       $13.284       $9.183       1,557
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                      2004       $10.000      $10.941           0
                                                                      2005       $10.941      $11.886           0
                                                                      2006       $11.886      $13.829         767
                                                                      2007       $13.829      $14.062       1,414
                                                                      2008       $14.062       $8.691       1,419
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                      2004       $10.000      $11.508       1,752
                                                                      2005       $11.508      $12.459       4,171
                                                                      2006       $12.459      $14.871       4,702
                                                                      2007       $14.871      $16.872       4,659
                                                                      2008       $16.872       $9.886       2,110
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                      2001       $10.000       $9.447          30
                                                                      2002        $9.447       $7.521          29
                                                                      2003        $7.521       $9.416       4,313
                                                                      2004        $9.416      $10.282       3,573
                                                                      2005       $10.282      $10.633       3,019
                                                                      2006       $10.633      $12.113       2,503
                                                                      2007       $12.113      $11.184       2,042
                                                                      2008       $11.184       $6.738       1,492
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                      2001       $10.000       $9.172       1,426
                                                                      2002        $9.172       $7.421       5,760
                                                                      2003        $7.421       $9.374       5,622
                                                                      2004        $9.374      $10.704       5,562
                                                                      2005       $10.704      $11.803       5,061
                                                                      2006       $11.803      $14.816       4,747
                                                                      2007       $14.816      $15.777       2,651
                                                                      2008       $15.777       $8.690       2,619
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                      2002       $10.000       $7.289       4,307
                                                                      2003        $7.289      $10.719       5,159
                                                                      2004       $10.719      $13.296       3,193
                                                                      2005       $13.296      $13.986       2,522
                                                                      2006       $13.986      $16.123       2,697
                                                                      2007       $16.123      $13.828       1,945
                                                                      2008       $13.828       $8.240       1,896

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.64



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                      2001       $10.000       $9.110       6,514
                                                                      2002        $9.110       $6.577      11,559
                                                                      2003        $6.577       $8.074       8,300
                                                                      2004        $8.074       $8.334       4,151
                                                                      2005        $8.334       $8.657       5,649
                                                                      2006        $8.657       $8.970       3,493
                                                                      2007        $8.970       $9.301       1,900
                                                                      2008        $9.301       $5.756         645
-------------------------------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2002        $10.000       $8.810       1,460
                                                                     2003         $8.810      $10.884      14,520
                                                                     2004        $10.884      $12.026      14,544
                                                                     2005        $12.026      $14.500      18,613
                                                                     2006        $14.500      $15.333      16,861
                                                                     2007        $15.333      $17.980      14,694
                                                                     2008        $17.980       $9.008      15,022
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2002        $10.000       $8.526      11,360
                                                                     2003         $8.526      $10.680      27,358
                                                                     2004        $10.680      $11.353      32,517
                                                                     2005        $11.353      $11.750      32,668
                                                                     2006        $11.750      $12.794      37,727
                                                                     2007        $12.794      $13.057      37,212
                                                                     2008        $13.057       $8.150      39,292
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2002        $10.000       $8.724       4,253
                                                                     2003         $8.724      $10.502      15,879
                                                                     2004        $10.502      $11.438      10,719
                                                                     2005        $11.438      $13.248       9,644
                                                                     2006        $13.248      $13.525       8,340
                                                                     2007        $13.525      $15.841       7,331
                                                                     2008        $15.841       $8.131       7,995
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2002        $10.000       $8.298       5,681
                                                                     2003         $8.298      $10.491      13,996
                                                                     2004        $10.491      $11.592      15,565
                                                                     2005        $11.592      $12.340      10,959
                                                                     2006        $12.340      $15.745       7,264
                                                                     2007        $15.745      $17.839       6,865
                                                                     2008        $17.839      $10.016       3,334
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                         Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2002        $10.000       $8.580           0
                                                                     2003         $8.580      $11.021           0
                                                                     2004        $11.021      $12.157           0
                                                                     2005        $12.157      $12.712           0
                                                                     2006        $12.712      $14.780           0
                                                                     2007        $14.780      $16.940           0
                                                                     2008        $16.940       $9.325           0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2002        $10.000       $8.605           0
                                                                     2003         $8.605      $11.128      24,624
                                                                     2004        $11.128      $12.533      41,010
                                                                     2005        $12.533      $13.073      39,208
                                                                     2006        $13.073      $15.617      38,157
                                                                     2007        $15.617      $16.378      36,245
                                                                     2008        $16.378       $9.478      39,186
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2002        $10.000       $9.613           0
                                                                     2003         $9.613      $12.034       5,800
                                                                     2004        $12.034      $12.952      10,504
                                                                     2005        $12.952      $12.969      10,655
                                                                     2006        $12.969      $13.888       7,771
                                                                     2007        $13.888      $14.174       7,890
                                                                     2008        $14.174      $10.694       7,248
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2002        $10.000       $9.367           0
                                                                     2003         $9.367      $11.089          74
                                                                     2004        $11.089      $12.061          54
                                                                     2005        $12.061      $12.643          54
                                                                     2006        $12.643      $14.155       1,244
                                                                     2007        $14.155      $14.302       1,001
                                                                     2008        $14.302      $10.335         950
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2002        $10.000      $10.403      10,374
                                                                     2003        $10.403      $11.046      35,489
                                                                     2004        $11.046      $11.401      54,275
                                                                     2005        $11.401      $11.545      53,107
                                                                     2006        $11.545      $11.948      45,648
                                                                     2007        $11.948      $12.408      45,018
                                                                     2008        $12.408      $11.079      40,301
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2002        $10.000      $10.130      19,719
                                                                     2003        $10.130      $10.148     109,392
                                                                     2004        $10.148      $10.086     144,023
                                                                     2005        $10.086      $10.058     141,441

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                         Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
                                                                     2006        $10.058      $10.279     130,042
                                                                     2007        $10.279      $10.379     132,731
                                                                     2008        $10.379       $8.645     117,661
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2002        $10.000       $9.959       2,992
                                                                     2003         $9.959       $9.824      52,417
                                                                     2004         $9.824       $9.711      43,132
                                                                     2005         $9.711       $9.781      50,449
                                                                     2006         $9.781      $10.028      55,783
                                                                     2007        $10.028      $10.310     186,312
                                                                     2008        $10.310      $10.350     191,699
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2002        $10.000       $9.051      71,676
                                                                     2003         $9.051      $11.340     184,051
                                                                     2004        $11.340      $12.287     217,300
                                                                     2005        $12.287      $12.606     228,608
                                                                     2006        $12.606      $14.268     231,991
                                                                     2007        $14.268      $14.716     231,278
                                                                     2008        $14.716       $9.069     153,446
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2002        $10.000       $9.423       3,207
                                                                     2003         $9.423      $11.652       5,236
                                                                     2004        $11.652      $12.605       5,148
                                                                     2005        $12.605      $13.382       5,148
                                                                     2006        $13.382      $15.085       5,337
                                                                     2007        $15.085      $16.058       5,335
                                                                     2008        $16.058      $11.957       2,127
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2002        $10.000       $9.317           0
                                                                     2003         $9.317      $10.724         661
                                                                     2004        $10.724      $12.672       1,030
                                                                     2005        $12.672      $14.235       1,029
                                                                     2006        $14.235      $16.786       1,029
                                                                     2007        $16.786      $19.792       1,029
                                                                     2008        $19.792      $12.940       1,028
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2002        $10.000       $8.882       3,795
                                                                     2003         $8.882      $13.059      23,359
                                                                     2004        $13.059      $15.794      28,697
                                                                     2005        $15.794      $20.769      32,078
                                                                     2006        $20.769      $27.982      14,039
                                                                     2007        $27.982      $38.605      13,641
                                                                     2008        $38.605      $16.449      13,712
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                         Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
                                                                     2002        $10.000       $8.919         681
                                                                     2003         $8.919      $10.946       2,161
                                                                     2004        $10.946      $11.589       7,985
                                                                     2005        $11.589      $13.174       2,181
                                                                     2006        $13.174      $13.473       2,223
                                                                     2007        $13.473      $16.134       2,109
                                                                     2008        $16.134       $8.053       1,648
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2002        $10.000       $8.432       1,404
                                                                     2003         $8.432      $10.554       9,112
                                                                     2004        $10.554      $12.171       7,219
                                                                     2005        $12.171      $13.280       7,003
                                                                     2006        $13.280      $16.326       8,711
                                                                     2007        $16.326      $18.376       7,714
                                                                     2008        $18.376       $9.996       7,528
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $8.683       3,899
                                                                     2003         $8.683      $12.092      11,541
                                                                     2004        $12.092      $14.445       9,076
                                                                     2005        $14.445      $16.684       8,638
                                                                     2006        $16.684      $17.910       7,873
                                                                     2007        $17.910      $21.580       7,228
                                                                     2008        $21.580      $11.285       4,399
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2002        $10.000       $8.855      17,921
                                                                     2003         $8.855      $12.310      43,340
                                                                     2004        $12.310      $13.857      50,152
                                                                     2005        $13.857      $15.289      47,142
                                                                     2006        $15.289      $18.129      40,961
                                                                     2007        $18.129      $19.204      16,733
                                                                     2008        $19.204      $11.076      17,153
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2002        $10.000       $8.930       5,972
                                                                     2003         $8.930      $12.147      16,596
                                                                     2004        $12.147      $16.276      20,596
                                                                     2005        $16.276      $18.716      17,696
                                                                     2006        $18.716      $25.383       7,888
                                                                     2007        $25.383      $20.676       7,778
                                                                     2008        $20.676      $12.613       8,019
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.116      26,597
                                                                     2005        $11.116      $12.132      26,597
                                                                     2006        $12.132      $12.505      26,597
                                                                     2007        $12.505      $14.445           0
                                                                     2008        $14.445       $7.544           0
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                         Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $9.108      36,039
                                                                     2003         $9.108      $11.700      76,351
                                                                     2004        $11.700      $13.497      88,146
                                                                     2005        $13.497      $13.804      88,766
                                                                     2006        $13.804      $15.737      29,247
                                                                     2007        $15.737      $15.098      27,637
                                                                     2008        $15.098       $9.522      23,102
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2002        $10.000       $8.379         356
                                                                     2003         $8.379      $10.482         545
                                                                     2004        $10.482      $11.022         545
                                                                     2005        $11.022      $11.687         545
                                                                     2006        $11.687      $11.809         545
                                                                     2007        $11.809      $13.567         544
                                                                     2008        $13.567       $6.798           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2002        $10.000       $8.369         481
                                                                     2003         $8.369      $10.444       5,295
                                                                     2004        $10.444      $10.955       7,292
                                                                     2005        $10.955      $11.585       8,243
                                                                     2006        $11.585      $11.679       9,841
                                                                     2007        $11.679      $13.382       9,300
                                                                     2008        $13.382       $6.689       8,810
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2002        $10.000       $9.021       1,495
                                                                     2003         $9.021      $11.479       5,864
                                                                     2004        $11.479      $12.023      10,342
                                                                     2005        $12.023      $12.856      10,091
                                                                     2006        $12.856      $13.425      12,286
                                                                     2007        $13.425      $14.771      11,694
                                                                     2008        $14.771       $8.344      13,640
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.786           0
                                                                     2007        $10.786      $11.455           0
                                                                     2008        $11.455       $7.861           0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.807           0
                                                                     2005        $10.807      $11.424           0
                                                                     2006        $11.424      $12.484           0
                                                                     2007        $12.484      $13.434           0
                                                                     2008        $13.434       $9.433           0
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                         Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2002        $10.000       $9.003         680
                                                                     2003         $9.003      $11.913       7,194
                                                                     2004        $11.913      $13.404       7,036
                                                                     2005        $13.404      $14.700      10,544
                                                                     2006        $14.700      $14.262       7,069
                                                                     2007        $14.262      $15.783       6,696
                                                                     2008        $15.783       $8.900       5,612
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2002        $10.000       $9.059       7,678
                                                                     2003         $9.059      $11.764      31,399
                                                                     2004        $11.764      $12.853      27,801
                                                                     2005        $12.853      $13.208      29,082
                                                                     2006        $13.208      $15.179      23,383
                                                                     2007        $15.179      $15.634      20,952
                                                                     2008        $15.634       $9.108      21,078
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2002        $10.000       $8.939         948
                                                                     2003         $8.939      $10.833       3,075
                                                                     2004        $10.833      $11.530       5,468
                                                                     2005        $11.530      $13.009       7,705
                                                                     2006        $13.009      $12.698      12,062
                                                                     2007        $12.698      $14.171      11,414
                                                                     2008        $14.171       $8.377      10,700
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.682           0
                                                                     2005        $10.682      $10.840           0
                                                                     2006        $10.840      $11.647           0
                                                                     2007        $11.647      $11.751           0
                                                                     2008        $11.751       $8.845           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.226           0
                                                                     2005        $11.226      $11.204           0
                                                                     2006        $11.204      $13.014           0
                                                                     2007        $13.014      $13.264           0
                                                                     2008        $13.264       $9.166           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.938           0
                                                                     2005        $10.938      $11.878           0
                                                                     2006        $11.878      $13.814         211
                                                                     2007        $13.814      $14.041         210
                                                                     2008        $14.041       $8.674         209
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                                                         Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
                                                                     2004        $10.000      $11.504       2,061
                                                                     2005        $11.504      $12.450      39,960
                                                                     2006        $12.450      $14.854     120,687
                                                                     2007        $14.854      $16.846     121,035
                                                                     2008        $16.846       $9.866     120,919
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2002        $10.000       $8.994       3,357
                                                                     2003         $8.994      $11.255       4,186
                                                                     2004        $11.255      $12.285         806
                                                                     2005        $12.285      $12.700         812
                                                                     2006        $12.700      $14.462         806
                                                                     2007        $14.462      $13.347         865
                                                                     2008        $13.347       $8.038         936
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2002        $10.000       $8.497      18,950
                                                                     2003         $8.497      $10.729      35,752
                                                                     2004        $10.729      $12.247      39,815
                                                                     2005        $12.247      $13.499       9,962
                                                                     2006        $13.499      $16.937      13,059
                                                                     2007        $16.937      $18.029      12,076
                                                                     2008        $18.029       $9.926      12,121
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $8.034       5,825
                                                                     2003         $8.034      $11.811      16,810
                                                                     2004        $11.811      $14.645      13,208
                                                                     2005        $14.645      $15.399      12,544
                                                                     2006        $15.399      $17.744      11,757
                                                                     2007        $17.744      $15.213      10,947
                                                                     2008        $15.213       $9.062       8,029
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2002        $10.000       $8.981      24,064
                                                                     2003         $8.981      $11.021      46,604
                                                                     2004        $11.021      $11.371      53,005
                                                                     2005        $11.371      $11.807      47,533
                                                                     2006        $11.807      $12.230      46,247
                                                                     2007        $12.230      $12.676       2,236
                                                                     2008        $12.676       $7.841       2,236
-------------------------------------------------------------------------------------------------------------------



* Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.176       1,791
                                                                     2002         $9.176       $6.954       3,560
                                                                     2003         $6.954       $8.590       3,314
                                                                     2004         $8.590       $9.490       3,314
                                                                     2005         $9.490      $11.439       3,314
                                                                     2006        $11.439      $12.094       3,883
                                                                     2007        $12.094      $14.180       3,883
                                                                     2008        $14.180       $7.102       3,875
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.302       7,116
                                                                     2002         $9.302       $7.470       7,441
                                                                     2003         $7.470       $9.356       7,368
                                                                     2004         $9.356       $9.944       6,291
                                                                     2005         $9.944      $10.290       6,287
                                                                     2006        $10.290      $11.201       6,137
                                                                     2007        $11.201      $11.429       6,134
                                                                     2008        $11.429       $7.133       3,375
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.210       4,944
                                                                     2002         $9.210       $7.105       6,780
                                                                     2003         $7.105       $8.552       8,093
                                                                     2004         $8.552       $9.312       6,992
                                                                     2005         $9.312      $10.783       6,982
                                                                     2006        $10.783      $11.006       6,982
                                                                     2007        $11.006      $12.888       6,969
                                                                     2008        $12.888       $6.614       2,619
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.546       1,959
                                                                     2002         $9.546       $7.357       3,136
                                                                     2003         $7.357       $9.300       3,771
                                                                     2004         $9.300      $10.274       2,708
                                                                     2005        $10.274      $10.935       2,704
                                                                     2006        $10.935      $13.950       2,139
                                                                     2007        $13.950      $15.802       2,136
                                                                     2008        $15.802       $8.870       1,775

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $8.968         268
                                                                     2002         $8.968       $6.963         796
                                                                     2003         $6.963       $8.942         796
                                                                     2004         $8.942       $9.862         796
                                                                     2005         $9.862      $10.310         796
                                                                     2006        $10.310      $11.985         545
                                                                     2007        $11.985      $13.734         545
                                                                     2008        $13.734       $7.559         545
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.677         885
                                                                     2002         $9.677       $8.295       3,196
                                                                     2003         $8.295      $10.725       3,945
                                                                     2004        $10.725      $12.077       2,772
                                                                     2005        $12.077      $12.594       2,771
                                                                     2006        $12.594      $15.043       2,980
                                                                     2007        $15.043      $15.772       1,922
                                                                     2008        $15.772       $9.126       1,921
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.711       2,141
                                                                     2002         $7.711       $7.016       2,406
                                                                     2003         $7.016       $8.780       3,344
                                                                     2004         $8.780       $9.449       3,343
                                                                     2005         $9.449       $9.459       3,344
                                                                     2006         $9.459      $10.128       1,162
                                                                     2007        $10.128      $10.334       1,162
                                                                     2008        $10.334       $7.795       1,161
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.618           0
                                                                     2002         $9.618       $8.695         154
                                                                     2003         $8.695      $10.291         467
                                                                     2004        $10.291      $11.191         467
                                                                     2005        $11.191      $11.729         466
                                                                     2006        $11.729      $13.129         619
                                                                     2007        $13.129      $13.263         465
                                                                     2008        $13.263       $9.581         464
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.411         231
                                                                     2002        $10.411      $10.764       5,622
                                                                     2003        $10.764      $11.427       9,776
                                                                     2004        $11.427      $11.792       6,521
                                                                     2005        $11.792      $11.939       6,121
                                                                     2006        $11.939      $12.352       5,568
                                                                     2007        $12.352      $12.826       3,826
                                                                     2008        $12.826      $11.449       3,529

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.269           0
                                                                     2002        $10.269      $10.470       6,570
                                                                     2003        $10.470      $10.487      16,396
                                                                     2004        $10.487      $10.420      13,964
                                                                     2005        $10.420      $10.390      12,806
                                                                     2006        $10.390      $10.616      16,086
                                                                     2007        $10.616      $10.717      13,683
                                                                     2008        $10.717       $8.924      13,501
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.027           0
                                                                     2002        $10.027       $9.972       1,023
                                                                     2003         $9.972       $9.835         718
                                                                     2004         $9.835       $9.719         774
                                                                     2005         $9.719       $9.788         776
                                                                     2006         $9.788      $10.032         711
                                                                     2007        $10.032      $10.312         710
                                                                     2008        $10.312      $10.350       3,113
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.439       2,487
                                                                     2002         $9.439       $7.169       5,111
                                                                     2003         $7.169       $8.980       6,291
                                                                     2004         $8.980       $9.728       6,286
                                                                     2005         $9.728       $9.979       6,281
                                                                     2006         $9.979      $11.292       5,813
                                                                     2007        $11.292      $11.644       5,461
                                                                     2008        $11.644       $7.174       3,124
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.524       1,931
                                                                     2002         $9.524       $8.407       1,975
                                                                     2003         $8.407      $10.395       3,824
                                                                     2004        $10.395      $11.242       3,617
                                                                     2005        $11.242      $11.933       3,230
                                                                     2006        $11.933      $13.449       3,018
                                                                     2007        $13.449      $14.314         757
                                                                     2008        $14.314      $10.656         502
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $9.388           0
                                                                     2002         $9.388       $6.271           0
                                                                     2003         $6.271       $7.216           0
                                                                     2004         $7.216       $8.526           0
                                                                     2005         $8.526       $9.576           0
                                                                     2006         $9.576      $11.289           0
                                                                     2007        $11.289      $13.308           0
                                                                     2008        $13.308       $8.699           0
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.757         275
                                                                     2002         $9.757       $8.730         939
                                                                     2003         $8.730      $12.833       1,257
                                                                     2004        $12.833      $15.517       1,185
                                                                     2005        $15.517      $20.401         918
                                                                     2006        $20.401      $27.481         918
                                                                     2007        $27.481      $37.906         709
                                                                     2008        $37.906      $16.148         709
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.672           0
                                                                     2002         $9.672       $6.819           0
                                                                     2003         $6.819       $8.367           0
                                                                     2004         $8.367       $8.856           0
                                                                     2005         $8.856      $10.065           0
                                                                     2006        $10.065      $10.292           0
                                                                     2007        $10.292      $12.321           0
                                                                     2008        $12.321       $6.149           0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.089         849
                                                                     2002         $9.089       $7.426         237
                                                                     2003         $7.426       $9.293         228
                                                                     2004         $9.293      $10.714         208
                                                                     2005        $10.714      $11.689         200
                                                                     2006        $11.689      $14.366           0
                                                                     2007        $14.366      $16.167           0
                                                                     2008        $16.167       $8.792           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.304       1,457
                                                                     2003         $7.304      $10.170       1,749
                                                                     2004        $10.170      $12.145       1,416
                                                                     2005        $12.145      $14.025       1,011
                                                                     2006        $14.025      $15.053         657
                                                                     2007        $15.053      $18.134         413
                                                                     2008        $18.134       $9.481         275
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.847       6,589
                                                                     2002         $9.847       $6.961      10,426
                                                                     2003         $6.961       $9.675      10,871
                                                                     2004         $9.675      $10.889       9,595
                                                                     2005        $10.889      $12.012       8,279
                                                                     2006        $12.012      $14.240       5,985
                                                                     2007        $14.240      $15.082       4,056
                                                                     2008        $15.082       $8.696       3,423
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.247       2,225
                                                                     2002        $10.247       $9.916       3,416
                                                                     2003         $9.916      $13.485       4,051
                                                                     2004        $13.485      $18.065       4,046
                                                                     2005        $18.065      $20.770       3,915
                                                                     2006        $20.770      $28.162       2,664
                                                                     2007        $28.162      $22.935       1,381
                                                                     2008        $22.935      $13.989         798
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.114           0
                                                                     2005        $11.114      $12.128           0
                                                                     2006        $12.128      $12.498           0
                                                                     2007        $12.498      $14.435           0
                                                                     2008        $14.435       $7.537           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.030       2,875
                                                                     2003         $8.030      $10.313       9,305
                                                                     2004        $10.313      $11.895       9,237
                                                                     2005        $11.895      $12.163       8,035
                                                                     2006        $12.163      $13.864       6,613
                                                                     2007        $13.864      $13.298       4,689
                                                                     2008        $13.298       $8.385       4,769
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.248           0
                                                                     2002         $9.248       $5.816           0
                                                                     2003         $5.816       $7.275           0
                                                                     2004         $7.275       $7.648           0
                                                                     2005         $7.648       $8.107           0
                                                                     2006         $8.107       $8.191           0
                                                                     2007         $8.191       $9.408           0
                                                                     2008         $9.408       $4.713           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.759       6,150
                                                                     2002         $8.759       $5.793       9,435
                                                                     2003         $5.793       $7.228      10,609
                                                                     2004         $7.228       $7.580       9,108
                                                                     2005         $7.580       $8.014       7,843
                                                                     2006         $8.014       $8.078       5,346
                                                                     2007         $8.078       $9.254       4,888
                                                                     2008         $9.254       $4.625       4,082
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.226       2,227
                                                                     2002         $9.226       $6.854       2,846
                                                                     2003         $6.854       $8.719       3,045
                                                                     2004         $8.719       $9.131       3,045
                                                                     2005         $9.131       $9.761       3,041
                                                                     2006         $9.761      $10.191       4,752
                                                                     2007        $10.191      $11.211       3,519
                                                                     2008        $11.211       $6.332       3,518

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.785       6,184
                                                                     2007        $10.785      $11.451       4,331
                                                                     2008        $11.451       $7.857       4,031
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.805           0
                                                                     2005        $10.805      $11.420           0
                                                                     2006        $11.420      $12.478           0
                                                                     2007        $12.478      $13.424           0
                                                                     2008        $13.424       $9.424           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.348           0
                                                                     2002         $9.348       $6.426         292
                                                                     2003         $6.426       $8.501         292
                                                                     2004         $8.501       $9.563         291
                                                                     2005         $9.563      $10.486         291
                                                                     2006        $10.486      $10.171         290
                                                                     2007        $10.171      $11.254         290
                                                                     2008        $11.254       $6.345         290
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.511       5,378
                                                                     2002         $9.511       $7.261       7,511
                                                                     2003         $7.261       $9.427       6,687
                                                                     2004         $9.427      $10.298       6,685
                                                                     2005        $10.298      $10.580       6,683
                                                                     2006        $10.580      $12.156       6,169
                                                                     2007        $12.156      $12.519       2,660
                                                                     2008        $12.519       $7.291       1,891
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.308         918
                                                                     2002         $9.308       $6.322       2,874
                                                                     2003         $6.322       $7.661       2,349
                                                                     2004         $7.661       $8.152       2,348
                                                                     2005         $8.152       $9.195       2,348
                                                                     2006         $9.195       $8.974       2,347
                                                                     2007         $8.974      $10.013       2,346
                                                                     2008        $10.013       $5.918       2,346
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.680           0
                                                                     2005        $10.680      $10.836           0
                                                                     2006        $10.836      $11.640           0
                                                                     2007        $11.640      $11.742           0
                                                                     2008        $11.742       $8.836           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.224           0
                                                                     2005        $11.224      $11.200           0
                                                                     2006        $11.200      $13.007       2,687
                                                                     2007        $13.007      $13.254           0
                                                                     2008        $13.254       $9.157           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.936           0
                                                                     2005        $10.936      $11.874           0
                                                                     2006        $11.874      $13.806         147
                                                                     2007        $13.806      $14.030           0
                                                                     2008        $14.030       $8.666           0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.503           0
                                                                     2005        $11.503      $12.447       1,694
                                                                     2006        $12.447      $14.847       1,694
                                                                     2007        $14.847      $16.835       1,694
                                                                     2008        $16.835       $9.858       1,694
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.444         151
                                                                     2002         $9.444       $7.515       7,727
                                                                     2003         $7.515       $9.402       7,981
                                                                     2004         $9.402      $10.260       5,073
                                                                     2005        $10.260      $10.604       4,315
                                                                     2006        $10.604      $12.073       4,300
                                                                     2007        $12.073      $11.140       4,266
                                                                     2008        $11.140       $6.707       4,377
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.169       2,608
                                                                     2002         $9.169       $7.414       6,255
                                                                     2003         $7.414       $9.360       7,734
                                                                     2004         $9.360      $10.681       7,630
                                                                     2005        $10.681      $11.771       6,993
                                                                     2006        $11.771      $14.767       7,449
                                                                     2007        $14.767      $15.715       4,871
                                                                     2008        $15.715       $8.651       4,125
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.286       1,126
                                                                     2003         $7.286      $10.709       1,233
                                                                     2004        $10.709      $13.275       1,030
                                                                     2005        $13.275      $13.956         930
                                                                     2006        $13.956      $16.078       1,218
                                                                     2007        $16.078      $13.781         347
                                                                     2008        $13.781       $8.207         326

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.7



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.107       1,593
                                                                     2002         $9.107       $6.571       4,400
                                                                     2003         $6.571       $8.061       3,601
                                                                     2004         $8.061       $8.316       3,598
                                                                     2005         $8.316       $8.633       2,354
                                                                     2006         $8.633       $8.940       2,352
                                                                     2007         $8.940       $9.265       2,350
                                                                     2008         $9.265       $5.730       2,000
-------------------------------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.175       3,973
                                                                     2002         $9.175       $6.951       2,316
                                                                     2003         $6.951       $8.584       1,503
                                                                     2004         $8.584       $9.480       1,222
                                                                     2005         $9.480      $11.424       1,110
                                                                     2006        $11.424      $12.074       1,039
                                                                     2007        $12.074      $14.152         933
                                                                     2008        $14.152       $7.086         870
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.301      16,151
                                                                     2002         $9.301       $7.467      18,848
                                                                     2003         $7.467       $9.349      20,763
                                                                     2004         $9.349       $9.933      19,616
                                                                     2005         $9.933      $10.276       9,307
                                                                     2006        $10.276      $11.183       7,345
                                                                     2007        $11.183      $11.407       5,474
                                                                     2008        $11.407       $7.117       5,303
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.208      22,051
                                                                     2002         $9.200       $7.102      23,263
                                                                     2003         $7.102       $8.545      23,537
                                                                     2004         $8.545       $9.302      21,461
                                                                     2005         $9.302      $10.769       9,432
                                                                     2006        $10.769      $10.988       9,364
                                                                     2007        $10.988      $12.863       7,084
                                                                     2008        $12.863       $6.599       6,900
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.545      10,888
                                                                     2002         $9.545       $7.354      12,537
                                                                     2003         $7.354       $9.293      13,535
                                                                     2004         $9.293      $10.264      13,451
                                                                     2005        $10.264      $10.920       2,830
                                                                     2006        $10.920      $13.927       2,759
                                                                     2007        $13.927      $15.771       2,696
                                                                     2008        $15.771       $8.850       2,412

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.694           0
                                                                     2002         $9.694       $6.960       1,650
                                                                     2003         $6.960       $8.935       1,648
                                                                     2004         $8.935       $9.851       1,646
                                                                     2005         $9.851      $10.296       1,644
                                                                     2006        $10.296      $11.965       1,642
                                                                     2007        $11.965      $13.707       1,642
                                                                     2008        $13.707       $7.542       1,642
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.675       4,517
                                                                     2002         $9.675       $8.291       9,550
                                                                     2003         $8.291      $10.717       9,033
                                                                     2004        $10.717      $12.064       7,548
                                                                     2005        $12.064      $12.577      10,175
                                                                     2006        $12.577      $15.018       9,256
                                                                     2007        $15.018      $15.742       7,793
                                                                     2008        $15.742       $9.105       7,669
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.710      12,775
                                                                     2002         $7.710       $7.012      12,775
                                                                     2003         $7.012       $8.774      13,516
                                                                     2004         $8.774       $9.439      13,543
                                                                     2005         $9.439       $9.446       2,771
                                                                     2006         $9.446      $10.111       2,752
                                                                     2007        $10.111      $10.314       2,731
                                                                     2008        $10.314       $7.778       2,703
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.783           0
                                                                     2002         $9.783       $8.691       1,698
                                                                     2003         $8.691      $10.283       3,142
                                                                     2004        $10.283      $11.179       4,044
                                                                     2005        $11.179      $11.713       3,586
                                                                     2006        $11.713      $13.107       3,585
                                                                     2007        $13.107      $13.237       1,886
                                                                     2008        $13.237       $9.560       1,885
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.409       2,021
                                                                     2002        $10.409      $10.759       5,487
                                                                     2003        $10.759      $11.418       8,409
                                                                     2004        $11.418      $11.780       5,504
                                                                     2005        $11.780      $11.923       6,781
                                                                     2006        $11.923      $12.332       6,706
                                                                     2007        $12.332      $12.801       5,704
                                                                     2008        $12.801      $11.424       5,585

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.110           0
                                                                     2002        $10.110      $10.465       1,022
                                                                     2003        $10.465      $10.479       1,961
                                                                     2004        $10.479      $10.409       2,039
                                                                     2005        $10.409      $10.375       6,052
                                                                     2006        $10.375      $10.598       6,114
                                                                     2007        $10.598      $10.696       7,738
                                                                     2008        $10.696       $8.904       7,525
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.042       3,050
                                                                     2002        $10.042       $9.967      22,709
                                                                     2003         $9.967       $9.827      24,432
                                                                     2004         $9.827       $9.708      24,078
                                                                     2005         $9.708       $9.774      23,530
                                                                     2006         $9.774      $10.015      10,784
                                                                     2007        $10.015      $10.292      16,741
                                                                     2008        $10.292      $10.327       1,405
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.438       9,096
                                                                     2002         $9.438       $7.166      13,228
                                                                     2003         $7.166       $8.974      12,619
                                                                     2004         $8.974       $9.718      10,597
                                                                     2005         $9.718       $9.965       9,718
                                                                     2006         $9.965      $11.273       6,224
                                                                     2007        $11.273      $11.622       5,545
                                                                     2008        $11.622       $7.158       4,505
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.522      16,619
                                                                     2002         $9.522       $8.404      22,766
                                                                     2003         $8.404      $10.387      22,832
                                                                     2004        $10.387      $11.231      22,844
                                                                     2005        $11.231      $11.917      22,267
                                                                     2006        $11.917      $13.427      21,407
                                                                     2007        $13.427      $14.286      22,133
                                                                     2008        $14.286      $10.632      21,924
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.299       1,366
                                                                     2002         $8.299       $6.268       5,673
                                                                     2003         $6.268       $7.211       5,791
                                                                     2004         $7.211       $8.516       3,637
                                                                     2005         $8.516       $9.563       5,915
                                                                     2006         $9.563      $11.270       5,807
                                                                     2007        $11.270      $13.282       5,707
                                                                     2008        $13.282       $8.679       5,700
-------------------------------------------------------------------------------------------------------------------

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.256           0
                                                                     2002         $9.256       $8.726           0
                                                                     2003         $8.726      $12.823           0
                                                                     2004        $12.823      $15.501         539
                                                                     2005        $15.501      $20.374       1,756
                                                                     2006        $20.374      $27.436       2,185
                                                                     2007        $27.436      $37.832       1,670
                                                                     2008        $37.832      $16.111       1,736
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.623           0
                                                                     2002         $9.623       $6.816       2,619
                                                                     2003         $6.816       $8.360       3,917
                                                                     2004         $8.360       $8.847       1,682
                                                                     2005         $8.847      $10.051       1,090
                                                                     2006        $10.051      $10.275       1,059
                                                                     2007        $10.275      $12.297       1,032
                                                                     2008        $12.297       $6.135         736
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.787           0
                                                                     2002         $9.787       $7.422           0
                                                                     2003         $7.422       $9.286           0
                                                                     2004         $9.286      $10.703         677
                                                                     2005        $10.703      $11.673         747
                                                                     2006        $11.673      $14.342           0
                                                                     2007        $14.342      $16.135           0
                                                                     2008        $16.135       $8.773           0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.302           0
                                                                     2003         $7.302      $10.165       1,710
                                                                     2004        $10.165      $12.136       2,171
                                                                     2005        $12.136      $14.010       2,693
                                                                     2006        $14.010      $15.032       2,693
                                                                     2007        $15.032      $18.103       2,693
                                                                     2008        $18.103       $9.462       2,231
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.846       5,928
                                                                     2002         $9.846       $6.958      19,174
                                                                     2003         $6.958       $9.668      20,791
                                                                     2004         $9.668      $10.877      17,046
                                                                     2005        $10.877      $11.995      15,165
                                                                     2006        $11.995      $14.216       8,240
                                                                     2007        $14.216      $15.052       6,428
                                                                     2008        $15.052       $8.677       5,795
-------------------------------------------------------------------------------------------------------------------

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.581           0
                                                                     2002        $10.581       $9.911       2,727
                                                                     2003         $9.911      $13.475       3,445
                                                                     2004        $13.475      $18.046       3,382
                                                                     2005        $18.046      $20.741       3,631
                                                                     2006        $20.741      $28.115       1,978
                                                                     2007        $28.115      $22.890       2,002
                                                                     2008        $22.890      $13.957       1,909
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.112         244
                                                                     2005        $11.112      $12.123         822
                                                                     2006        $12.123      $12.490         822
                                                                     2007        $12.490      $14.421         821
                                                                     2008        $14.421       $7.527         821
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.028      14,478
                                                                     2003         $8.028      $10.308      21,527
                                                                     2004        $10.308      $11.885      20,092
                                                                     2005        $11.885      $12.150      24,574
                                                                     2006        $12.150      $13.844      19,413
                                                                     2007        $13.844      $13.276      17,317
                                                                     2008        $13.276       $8.368      16,968
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $8.770       3,377
                                                                     2002         $8.770       $5.814       1,912
                                                                     2003         $5.814       $7.269       1,586
                                                                     2004         $7.269       $7.640       1,028
                                                                     2005         $7.640       $8.096       1,062
                                                                     2006         $8.096       $8.177       1,209
                                                                     2007         $8.177       $9.390           0
                                                                     2008         $9.390       $4.703           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.757       3,870
                                                                     2002         $8.757       $5.790       8,296
                                                                     2003         $5.790       $7.223      10,585
                                                                     2004         $7.223       $7.572      11,139
                                                                     2005         $7.572       $8.003       8,411
                                                                     2006         $8.003       $8.065       6,818
                                                                     2007         $8.065       $9.235       5,354
                                                                     2008         $9.235       $4.614       4,469
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.224       2,269
                                                                     2002         $9.224       $6.851      10,698
                                                                     2003         $6.851       $8.712      10,697
                                                                     2004         $8.712       $9.121      10,659
                                                                     2005         $9.121       $9.748      10,233
                                                                     2006         $9.748      $10.174      10,229
                                                                     2007        $10.174      $11.189       9,132
                                                                     2008        $11.189       $6.317       1,993

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.783       6,376
                                                                     2007        $10.783      $11.446       1,864
                                                                     2008        $11.446       $7.850       1,587
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.803           0
                                                                     2005        $10.803      $11.414       3,834
                                                                     2006        $11.414      $12.468       3,834
                                                                     2007        $12.468      $13.409       3,834
                                                                     2008        $13.409       $9.411       3,834
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.119         535
                                                                     2002         $9.119       $6.423       8,177
                                                                     2003         $6.423       $8.495       8,172
                                                                     2004         $8.495       $9.553       8,291
                                                                     2005         $9.553      $10.472       6,852
                                                                     2006        $10.472      $10.155       1,611
                                                                     2007        $10.155      $11.232       1,097
                                                                     2008        $11.232       $6.330         763
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.509      15,351
                                                                     2002         $9.509       $7.258      34,338
                                                                     2003         $7.258       $9.420      35,918
                                                                     2004         $9.420      $10.287      31,412
                                                                     2005        $10.287      $10.565      37,836
                                                                     2006        $10.565      $12.136      42,483
                                                                     2007        $12.136      $12.494      38,506
                                                                     2008        $12.494       $7.275      30,384
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.307       8,555
                                                                     2002         $9.307       $6.319       9,321
                                                                     2003         $6.319       $7.655       8,803
                                                                     2004         $7.655       $8.143       8,688
                                                                     2005         $8.143       $9.183       7,465
                                                                     2006         $9.183       $8.959       7,356
                                                                     2007         $8.959       $9.993       6,059
                                                                     2008         $9.993       $5.904       5,609
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.678           0
                                                                     2005        $10.678      $10.831       1,974
                                                                     2006        $10.831      $11.631       1,974
                                                                     2007        $11.631      $11.729       1,974
                                                                     2008        $11.729       $8.824       1,974

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.222           0
                                                                     2005        $11.222      $11.194       1,881
                                                                     2006        $11.194      $12.997       3,629
                                                                     2007        $12.997      $13.239       3,629
                                                                     2008        $13.239       $9.144       1,881
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.934           0
                                                                     2005        $10.934      $11.868           0
                                                                     2006        $11.868      $13.795       2,397
                                                                     2007        $13.795      $14.015       2,467
                                                                     2008        $14.015       $8.654         856
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.501           0
                                                                     2005        $11.501      $12.440       3,840
                                                                     2006        $12.440      $14.834       5,261
                                                                     2007        $14.834      $16.815       5,261
                                                                     2008        $16.815       $9.843       3,840
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.443         835
                                                                     2002         $9.443       $7.511       1,134
                                                                     2003         $7.511       $9.394       1,830
                                                                     2004         $9.394      $10.249       2,453
                                                                     2005        $10.249      $10.590       1,618
                                                                     2006        $10.590      $12.053       1,618
                                                                     2007        $12.053      $11.118       1,618
                                                                     2008        $11.118       $6.692         697
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.168       6,531
                                                                     2002         $9.168       $7.411      12,641
                                                                     2003         $7.411       $9.352      12,721
                                                                     2004         $9.352      $10.670      12,098
                                                                     2005        $10.670      $11.755      11,375
                                                                     2006        $11.755      $14.742      10,224
                                                                     2007        $14.742      $15.684       8,943
                                                                     2008        $15.684       $8.631       8,945
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.284       3,602
                                                                     2003         $7.284      $10.703       4,910
                                                                     2004        $10.703      $13.264       5,377
                                                                     2005        $13.264      $13.940       6,879
                                                                     2006        $13.940      $16.055       5,110
                                                                     2007        $16.055      $13.758       5,078
                                                                     2008        $13.758       $8.191       4,668

                    Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.73



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.105      11,986
                                                                     2002         $9.105       $6.568      12,469
                                                                     2003         $6.568       $8.055      12,622
                                                                     2004         $8.055       $8.307      12,622
                                                                     2005         $8.307       $8.621       2,021
                                                                     2006         $8.621       $8.926       2,021
                                                                     2007         $8.926       $9.247       2,011
                                                                     2008         $9.247       $5.717       1,991
-------------------------------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.174       5,184
                                                                     2002         $9.174       $6.950       9,472
                                                                     2003         $6.950       $8.582       5,744
                                                                     2004         $8.582       $9.476       5,113
                                                                     2005         $9.476      $11.418       3,402
                                                                     2006        $11.418      $12.067       3,401
                                                                     2007        $12.067      $14.143       3,979
                                                                     2008        $14.143       $7.081       3,994
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.300      16,542
                                                                     2002         $9.300       $7.466      31,608
                                                                     2003         $7.466       $9.347      29,987
                                                                     2004         $9.347       $9.930      32,617
                                                                     2005         $9.930      $10.271      21,417
                                                                     2006        $10.271      $11.176      21,993
                                                                     2007        $11.176      $11.399      17,433
                                                                     2008        $11.399       $7.111      12,836
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.208       8,290
                                                                     2002         $9.208       $7.101      15,924
                                                                     2003         $7.101       $8.543      26,502
                                                                     2004         $8.543       $9.299      26,861
                                                                     2005         $9.299      $10.764      17,923
                                                                     2006        $10.764      $10.982       9,355
                                                                     2007        $10.982      $12.855       5,856
                                                                     2008        $12.855       $6.594       4,187
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.544       2,088
                                                                     2002         $9.544       $7.353       9,116
                                                                     2003         $7.353       $9.291      11,344
                                                                     2004         $9.291      $10.260      11,682
                                                                     2005        $10.260      $10.915      10,926
                                                                     2006        $10.915      $13.919      14,625
                                                                     2007        $13.919      $15.760       8,998
                                                                     2008        $15.760       $8.843       8,963

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $8.966       1,368
                                                                     2002         $8.966       $6.959       1,401
                                                                     2003         $6.959       $8.933       2,582
                                                                     2004         $8.933       $9.848       2,573
                                                                     2005         $9.848      $10.291       2,699
                                                                     2006        $10.291      $11.958       3,148
                                                                     2007        $11.958      $13.698       2,851
                                                                     2008        $13.698       $7.536         296
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.675       1,394
                                                                     2002         $9.675       $8.290       6,004
                                                                     2003         $8.290      $10.714       7,622
                                                                     2004        $10.714      $12.060      16,555
                                                                     2005        $12.060      $12.571      20,868
                                                                     2006        $12.571      $15.009      18,314
                                                                     2007        $15.009      $15.731      15,829
                                                                     2008        $15.731       $9.099      19,142
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.709       1,226
                                                                     2002         $7.709       $7.011       9,124
                                                                     2003         $7.011       $8.772      14,666
                                                                     2004         $8.772       $9.435      13,826
                                                                     2005         $9.435       $9.442      11,692
                                                                     2006         $9.442      $10.105      10,053
                                                                     2007        $10.105      $10.307       1,605
                                                                     2008        $10.307       $7.772       1,027
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.616       6,298
                                                                     2002         $9.616       $8.689       4,618
                                                                     2003         $8.689      $10.280      12,308
                                                                     2004        $10.280      $11.175      12,305
                                                                     2005        $11.175      $11.708      12,939
                                                                     2006        $11.708      $13.100      11,722
                                                                     2007        $13.100      $13.228      11,439
                                                                     2008        $13.228       $9.553       6,614
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.409      17,399
                                                                     2002        $10.409      $10.757      13,431
                                                                     2003        $10.757      $11.415      54,139
                                                                     2004        $11.415      $11.776      33,502
                                                                     2005        $11.776      $11.917      43,259
                                                                     2006        $11.917      $12.325      40,886
                                                                     2007        $12.325      $12.793      37,797
                                                                     2008        $12.793      $11.415      34,086

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.267      14,958
                                                                     2002        $10.267      $10.464      34,867
                                                                     2003        $10.464      $10.476      25,275
                                                                     2004        $10.476      $10.406      24,002
                                                                     2005        $10.406      $10.371      16,570
                                                                     2006        $10.371      $10.592      12,428
                                                                     2007        $10.592      $10.689      12,445
                                                                     2008        $10.689       $8.897      14,168
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.042      62,503
                                                                     2002        $10.042       $9.965      91,643
                                                                     2003         $9.965       $9.825      62,778
                                                                     2004         $9.825       $9.705      31,619
                                                                     2005         $9.705       $9.770      20,991
                                                                     2006         $9.770      $10.010      13,535
                                                                     2007        $10.010      $10.285       1,471
                                                                     2008        $10.285      $10.319       5,892
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.430       5,933
                                                                     2002         $9.437       $7.165      11,051
                                                                     2003         $7.165       $8.971      18,993
                                                                     2004         $8.971       $9.714      51,235
                                                                     2005         $9.714       $9.960      42,193
                                                                     2006         $9.960      $11.267      20,801
                                                                     2007        $11.267      $11.614      13,117
                                                                     2008        $11.614       $7.153       7,251
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.522       7,403
                                                                     2002         $9.520       $8.402      21,585
                                                                     2003         $8.402      $10.385      36,214
                                                                     2004        $10.385      $11.227      30,261
                                                                     2005        $11.227      $11.911      29,015
                                                                     2006        $11.911      $13.419      35,078
                                                                     2007        $13.419      $14.277      30,417
                                                                     2008        $14.277      $10.624      27,567
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.299       2,364
                                                                     2002         $8.299       $6.267       5,972
                                                                     2003         $6.267       $7.209       5,863
                                                                     2004         $7.209       $8.513       5,862
                                                                     2005         $8.513       $9.558       6,309
                                                                     2006         $9.558      $11.264       5,938
                                                                     2007        $11.264      $13.274       5,882
                                                                     2008        $13.274       $8.673       6,327
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.255           0
                                                                     2002         $9.255       $8.724       3,749
                                                                     2003         $8.724      $12.820         426
                                                                     2004        $12.820      $15.495         369
                                                                     2005        $15.495      $20.364       1,140
                                                                     2006        $20.364      $27.421       3,521
                                                                     2007        $27.421      $37.807       3,057
                                                                     2008        $37.807      $16.099       2,944
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.623         605
                                                                     2002         $9.623       $6.815         712
                                                                     2003         $6.815       $8.358       1,095
                                                                     2004         $8.358       $8.844       1,104
                                                                     2005         $8.844      $10.047       1,037
                                                                     2006        $10.047      $10.269       2,036
                                                                     2007        $10.269      $12.289         300
                                                                     2008        $12.289       $6.130           0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.087       2,449
                                                                     2002         $9.087       $7.421       2,988
                                                                     2003         $7.421       $9.284       5,737
                                                                     2004         $9.284      $10.699       5,427
                                                                     2005        $10.699      $11.667       6,343
                                                                     2006        $11.667      $14.334       5,928
                                                                     2007        $14.334      $16.125       4,129
                                                                     2008        $16.125       $8.766         941
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.302          66
                                                                     2003         $7.302      $10.163       4,253
                                                                     2004        $10.163      $12.132       4,035
                                                                     2005        $12.132      $14.005       3,899
                                                                     2006        $14.005      $15.025       3,464
                                                                     2007        $15.025      $18.093       7,549
                                                                     2008        $18.093       $9.456       6,152
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.845      13,669
                                                                     2002         $9.845       $6.957      54,846
                                                                     2003         $6.957       $9.665      57,906
                                                                     2004         $9.665      $10.874      51,083
                                                                     2005        $10.874      $11.990      47,023
                                                                     2006        $11.990      $14.209      40,603
                                                                     2007        $14.209      $15.042      34,762
                                                                     2008        $15.042       $8.670      28,860
-------------------------------------------------------------------------------------------------------------------

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.244       5,124
                                                                     2002        $10.244       $9.910      11,314
                                                                     2003         $9.910      $13.471       3,464
                                                                     2004        $13.471      $18.040       3,919
                                                                     2005        $18.040      $20.732       5,922
                                                                     2006        $20.732      $28.100       5,927
                                                                     2007        $28.100      $22.875       3,636
                                                                     2008        $22.875      $13.947       2,663
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.111           0
                                                                     2005        $11.111      $12.120           0
                                                                     2006        $12.120      $12.485           0
                                                                     2007        $12.485      $14.413           0
                                                                     2008        $14.413       $7.523           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.028      40,034
                                                                     2003         $8.028      $10.306      48,193
                                                                     2004        $10.306      $11.882      48,186
                                                                     2005        $11.882      $12.146      41,048
                                                                     2006        $12.146      $13.838      36,279
                                                                     2007        $13.838      $13.268      32,689
                                                                     2008        $13.268       $8.362      30,661
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $8.770       1,154
                                                                     2002         $8.770       $5.813       2,104
                                                                     2003         $5.813       $7.267       2,103
                                                                     2004         $7.267       $7.637       2,103
                                                                     2005         $7.637       $8.093       2,102
                                                                     2006         $8.093       $8.172       1,714
                                                                     2007         $8.172       $9.383       1,698
                                                                     2008         $9.383       $4.699       1,150
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.757       4,181
                                                                     2002         $8.757       $5.789      11,391
                                                                     2003         $5.789       $7.221      27,227
                                                                     2004         $7.221       $7.570      24,426
                                                                     2005         $7.570       $8.000      20,438
                                                                     2006         $8.000       $8.060      18,987
                                                                     2007         $8.060       $9.229      17,641
                                                                     2008         $9.229       $4.611      16,096
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.224       4,010
                                                                     2002         $9.224       $6.850       8,484
                                                                     2003         $6.850       $8.710       6,482
                                                                     2004         $8.710       $9.118       5,340
                                                                     2005         $9.118       $9.743       3,913
                                                                     2006         $9.743      $10.169       5,649
                                                                     2007        $10.169      $11.181       4,266
                                                                     2008        $11.181       $6.313       3,240

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.782       6,336
                                                                     2007        $10.782      $11.444       3,885
                                                                     2008        $11.444       $7.848       1,740
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.802           0
                                                                     2005        $10.802      $11.412           0
                                                                     2006        $11.412      $12.464           0
                                                                     2007        $12.464      $13.404           0
                                                                     2008        $13.404       $9.407         293
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.119         830
                                                                     2002         $9.119       $6.422       1,853
                                                                     2003         $6.422       $8.493       9,088
                                                                     2004         $8.493       $9.550       2,878
                                                                     2005         $9.550      $10.467       2,876
                                                                     2006        $10.467      $10.149       1,741
                                                                     2007        $10.149      $11.225       1,181
                                                                     2008        $11.225       $6.326       1,080
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.509      40,349
                                                                     2002         $9.509       $7.257     101,407
                                                                     2003         $7.257       $9.417     115,918
                                                                     2004         $9.417      $10.283     106,290
                                                                     2005        $10.283      $10.560      92,313
                                                                     2006        $10.560      $12.129      78,450
                                                                     2007        $12.129      $12.486      47,878
                                                                     2008        $12.486       $7.270      49,783
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.306       3,186
                                                                     2002         $9.306       $6.318      11,614
                                                                     2003         $6.318       $7.653      16,483
                                                                     2004         $7.653       $8.140      15,850
                                                                     2005         $8.140       $9.179      14,908
                                                                     2006         $9.179       $8.954      13,695
                                                                     2007         $8.954       $9.987      21,006
                                                                     2008         $9.987       $5.900      17,794

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.677           0
                                                                     2005        $10.677      $10.830         835
                                                                     2006        $10.830      $11.629         760
                                                                     2007        $11.629      $11.726       2,832
                                                                     2008        $11.726       $8.821       2,668
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.221       8,134
                                                                     2005        $11.221      $11.193      19,028
                                                                     2006        $11.193      $12.994      17,847
                                                                     2007        $12.994      $13.235      17,228
                                                                     2008        $13.235       $9.140       7,181
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.933           0
                                                                     2005        $10.933      $11.867         637
                                                                     2006        $11.867      $13.792       8,217
                                                                     2007        $13.792      $14.011      13,110
                                                                     2008        $14.011       $8.651       7,660
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.500           0
                                                                     2005        $11.500      $12.438      11,647
                                                                     2006        $12.438      $14.831      14,719
                                                                     2007        $14.831      $16.809      13,984
                                                                     2008        $16.809       $9.839       9,961
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.442       3,685
                                                                     2002         $9.442       $7.510       2,711
                                                                     2003         $7.510       $9.392       1,716
                                                                     2004         $9.392      $10.245       1,684
                                                                     2005        $10.245      $10.585       1,688
                                                                     2006        $10.585      $12.046       1,058
                                                                     2007        $12.046      $11.111       1,058
                                                                     2008        $11.111       $6.687       1,058
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.167       4,725
                                                                     2002         $9.167       $7.410      12,230
                                                                     2003         $7.410       $9.350      18,700
                                                                     2004         $9.350      $10.666      18,280
                                                                     2005        $10.666      $11.750      17,420
                                                                     2006        $11.750      $14.734      19,992
                                                                     2007        $14.734      $15.674      17,540
                                                                     2008        $15.674       $8.625      16,994
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.284      23,862
                                                                     2003         $7.284      $10.701      10,448
                                                                     2004        $10.701      $13.261      13,094
                                                                     2005        $13.261      $13.935       9,363
                                                                     2006        $13.935      $16.048       8,914
                                                                     2007        $16.048      $13.750       5,025
                                                                     2008        $13.750       $8.185       4,662

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.74



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.105      15,362
                                                                     2002         $9.105       $6.567      42,101
                                                                     2003         $6.567       $8.053      42,280
                                                                     2004         $8.053       $8.304      41,085
                                                                     2005         $8.304       $8.618      34,313
                                                                     2006         $8.618       $8.921      34,030
                                                                     2007         $8.921       $9.241       4,470
                                                                     2008         $9.241       $5.712       4,373
-------------------------------------------------------------------------------------------------------------------




* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2000        $10.000       $9.650       469,487
                                                                     2001         $9.650       $6.762     1,061,789
                                                                     2002         $6.762       $5.122     1,360,374
                                                                     2003         $5.122       $6.324     1,518,112
                                                                     2004         $6.324       $6.982     1,294,253
                                                                     2005         $6.982       $8.412     1,123,088
                                                                     2006         $8.412       $8.890     1,056,141
                                                                     2007         $8.890      $10.417       819,901
                                                                     2008        $10.417       $5.215       658,557
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2000        $10.000      $10.653       271,910
                                                                     2001        $10.653       $9.890     1,578,584
                                                                     2002         $9.890       $7.938     2,860,148
                                                                     2003         $7.938       $9.937     3,379,413
                                                                     2004         $9.937      $10.556     3,154,351
                                                                     2005        $10.556      $10.918     2,941,147
                                                                     2006        $10.918      $11.879     2,484,631
                                                                     2007        $11.879      $12.115     2,100,896
                                                                     2008        $12.115       $7.557     1,691,107
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2000        $10.000       $9.501       774,487
                                                                     2001         $9.501       $6.801     2,807,145
                                                                     2002         $6.801       $5.244     4,539,999
                                                                     2003         $5.244       $6.309     5,149,626
                                                                     2004         $6.309       $6.867     4,596,555
                                                                     2005         $6.867       $7.947     3,934,936
                                                                     2006         $7.947       $8.108     3,309,829
                                                                     2007         $8.108       $9.490     2,509,059
                                                                     2008         $9.490       $4.867     2,003,923

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2000        $10.000       $9.164       366,996
                                                                     2001         $9.164       $7.383     1,088,233
                                                                     2002         $7.383       $5.688     1,709,498
                                                                     2003         $5.688       $7.186     1,769,973
                                                                     2004         $7.186       $7.935     1,647,296
                                                                     2005         $7.935       $8.441     1,401,134
                                                                     2006         $8.441      $10.762     1,250,182
                                                                     2007        $10.762      $12.185       952,301
                                                                     2008        $12.185       $6.836       729,431
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2000        $10.000       $8.390       138,177
                                                                     2001         $8.390       $6.297       309,367
                                                                     2002         $6.297       $4.877       446,731
                                                                     2003         $4.877       $6.273       527,968
                                                                     2004         $6.273       $6.914       508,753
                                                                     2005         $6.914       $7.225       458,383
                                                                     2006         $7.225       $8.395       397,207
                                                                     2007         $8.395       $9.615       333,729
                                                                     2008         $9.615       $5.289       270,598
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2000        $10.000       $9.903        76,411
                                                                     2001         $9.903       $9.904       443,781
                                                                     2002         $9.904       $7.792     1,032,571
                                                                     2003         $7.792      $10.069     1,394,809
                                                                     2004        $10.069      $11.333     1,626,502
                                                                     2005        $11.333      $11.812     1,516,768
                                                                     2006        $11.812      $14.102     1,286,764
                                                                     2007        $14.102      $14.778     1,021,614
                                                                     2008        $14.778       $8.547       746,029
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2000        $10.000       $6.925        54,190
                                                                     2001         $6.925       $4.492       383,103
                                                                     2002         $4.492       $4.085       926,754
                                                                     2003         $4.085       $5.110     1,944,473
                                                                     2004         $5.110       $5.496     1,395,462
                                                                     2005         $5.496       $5.499     1,286,402
                                                                     2006         $5.499       $5.885       952,543
                                                                     2007         $5.885       $6.002       784,200
                                                                     2008         $6.002       $4.525       584,219
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2000        $10.000      $10.001        10,568
                                                                     2001        $10.001      $10.024       179,563
                                                                     2002        $10.024       $9.057       491,480
                                                                     2003         $9.057      $10.714       776,916
                                                                     2004        $10.714      $11.645       741,291
                                                                     2005        $11.645      $12.199       645,319
                                                                     2006        $12.199      $13.648       634,974
                                                                     2007        $13.648      $13.781       493,633
                                                                     2008        $13.781       $9.951       317,825

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2000        $10.000      $10.718        71,637
                                                                     2001        $10.718      $11.502     1,097,215
                                                                     2002        $11.502      $11.885     2,096,621
                                                                     2003        $11.885      $12.611     2,585,587
                                                                     2004        $12.611      $13.008     2,422,099
                                                                     2005        $13.008      $13.163     2,051,814
                                                                     2006        $13.163      $13.613     1,845,122
                                                                     2007        $13.613      $14.127     1,607,901
                                                                     2008        $14.127      $12.605     1,286,508
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2000        $10.000      $10.274        44,141
                                                                     2001        $10.274      $10.739       752,768
                                                                     2002        $10.739      $10.944     2,232,929
                                                                     2003        $10.944      $10.956     3,093,826
                                                                     2004        $10.956      $10.881     2,622,457
                                                                     2005        $10.881      $10.843     2,353,613
                                                                     2006        $10.843      $11.074     2,062,909
                                                                     2007        $11.074      $11.174     1,845,204
                                                                     2008        $11.174       $9.300     1,376,971
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2000        $10.000      $10.233       331,136
                                                                     2001        $10.233      $10.410     2,182,137
                                                                     2002        $10.410      $10.330     2,918,838
                                                                     2003        $10.330      $10.183     2,162,161
                                                                     2004        $10.183      $10.058     1,403,818
                                                                     2005        $10.058      $10.124     1,155,833
                                                                     2006        $10.124      $10.372     1,264,392
                                                                     2007        $10.372      $10.656     1,495,033
                                                                     2008        $10.656      $10.690     1,839,977
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2000        $10.000       $8.933       349,739
                                                                     2001         $8.933       $7.670     2,012,604
                                                                     2002         $7.670       $5.823     3,905,323
                                                                     2003         $5.823       $7.290     4,735,787
                                                                     2004         $7.290       $7.893     4,561,829
                                                                     2005         $7.893       $8.092     3,977,510
                                                                     2006         $8.092       $9.153     3,410,096
                                                                     2007         $9.153       $9.434     2,759,344
                                                                     2008         $9.434       $5.809     2,229,452
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2000        $10.000       $9.894       927,640
                                                                     2001         $9.894       $8.702     1,542,063
                                                                     2002         $8.702       $7.678     2,468,150
                                                                     2003         $7.678       $9.488     2,884,770
                                                                     2004         $9.488      $10.257     2,753,264
                                                                     2005        $10.257      $10.881     2,455,142
                                                                     2006        $10.881      $12.258     2,194,919
                                                                     2007        $12.258      $13.039     1,742,423
                                                                     2008        $13.039       $9.702     1,370,610

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2000        $10.000      $10.101       262,820
                                                                     2001        $10.101       $7.339       833,046
                                                                     2002         $7.339       $5.541     1,077,478
                                                                     2003         $5.541       $6.374     1,077,891
                                                                     2004         $6.374       $7.526       995,363
                                                                     2005         $7.526       $8.449       955,425
                                                                     2006         $8.449       $9.956       863,444
                                                                     2007         $9.956      $11.731       634,995
                                                                     2008        $11.731       $7.664       506,869
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2000        $10.000       $6.368        83,363
                                                                     2001         $6.368       $5.845       309,853
                                                                     2002         $5.845       $5.227       797,483
                                                                     2003         $5.227       $7.680     1,014,076
                                                                     2004         $7.680       $9.282     1,086,953
                                                                     2005         $9.282      $12.198     1,006,355
                                                                     2006        $12.198      $16.422       892,045
                                                                     2007        $16.422      $22.641       678,030
                                                                     2008        $22.641       $9.640       539,750
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.312       289,749
                                                                     2001         $8.312       $6.926       583,460
                                                                     2002         $6.926       $4.904       843,410
                                                                     2003         $4.904       $6.014       963,208
                                                                     2004         $6.014       $6.363     1,101,591
                                                                     2005         $6.363       $7.228       985,765
                                                                     2006         $7.228       $7.387       961,796
                                                                     2007         $7.387       $8.840       816,717
                                                                     2008         $8.840       $4.409       668,372
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2000        $10.000       $9.028        64,366
                                                                     2001         $9.028       $7.152       243,882
                                                                     2002         $7.152       $5.840       481,617
                                                                     2003         $5.840       $7.305       684,693
                                                                     2004         $7.305       $8.419       803,830
                                                                     2005         $8.419       $9.180       797,967
                                                                     2006         $9.180      $11.277       790,770
                                                                     2007        $11.277      $12.684       760,910
                                                                     2008        $12.684       $6.895       583,594
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.301       283,317
                                                                     2003         $7.301      $10.161       624,223
                                                                     2004        $10.161      $12.129       749,018
                                                                     2005        $12.129      $14.000       761,607
                                                                     2006        $14.000      $15.018       743,358
                                                                     2007        $15.018      $18.083       574,097
                                                                     2008        $18.083       $9.449       468,048

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2000        $10.000      $10.202       169,809
                                                                     2001        $10.202       $9.699     1,402,322
                                                                     2002         $9.699       $6.853     3,137,440
                                                                     2003         $6.853       $9.520     3,453,572
                                                                     2004         $9.520      $10.709     3,298,103
                                                                     2005        $10.709      $11.807     2,998,788
                                                                     2006        $11.807      $13.991     2,647,402
                                                                     2007        $13.991      $14.810     2,093,332
                                                                     2008        $14.810       $8.536     1,536,256
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2000        $10.000      $11.470        24,307
                                                                     2001        $11.470      $12.367       284,418
                                                                     2002        $12.367      $11.962       698,197
                                                                     2003        $11.962      $16.260       856,824
                                                                     2004        $16.260      $21.771       787,430
                                                                     2005        $21.771      $25.018       689,910
                                                                     2006        $25.018      $33.905       601,479
                                                                     2007        $33.905      $27.599       460,496
                                                                     2008        $27.599      $16.825       326,725
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.110       185,623
                                                                     2005        $11.110      $12.120       174,188
                                                                     2006        $12.120      $12.484       177,939
                                                                     2007        $12.484      $14.411       151,192
                                                                     2008        $14.411       $7.521       130,716
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.027     2,060,862
                                                                     2003         $8.027      $10.305     3,981,373
                                                                     2004        $10.305      $11.879     4,692,162
                                                                     2005        $11.879      $12.141     4,582,941
                                                                     2006        $12.141      $13.832     4,010,523
                                                                     2007        $13.832      $13.261     3,247,626
                                                                     2008        $13.261       $8.357     2,517,172
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2000        $10.000       $8.106     1,125,425
                                                                     2001         $8.106       $5.451     2,276,631
                                                                     2002         $5.451       $3.612     2,047,802
                                                                     2003         $3.612       $4.516     1,832,709
                                                                     2004         $4.516       $4.745     1,475,725
                                                                     2005         $4.745       $5.028     1,270,965
                                                                     2006         $5.028       $5.077     1,003,582
                                                                     2007         $5.077       $5.829       758,126
                                                                     2008         $5.829       $2.919       655,030

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.080     1,087,677
                                                                     2002         $8.080       $5.342     2,448,148
                                                                     2003         $5.342       $6.662     2,776,672
                                                                     2004         $6.662       $6.983     2,487,740
                                                                     2005         $6.983       $7.379     2,167,218
                                                                     2006         $7.379       $7.434     1,907,902
                                                                     2007         $7.434       $8.512     1,560,383
                                                                     2008         $8.512       $4.252     1,254,025
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2000        $10.000       $8.261       149,322
                                                                     2001         $8.261       $6.221       879,656
                                                                     2002         $6.221       $4.619     1,496,142
                                                                     2003         $4.619       $5.874     1,627,186
                                                                     2004         $5.874       $6.148     1,543,912
                                                                     2005         $6.148       $6.569     1,391,899
                                                                     2006         $6.569       $6.855     1,620,505
                                                                     2007         $6.855       $7.537     1,328,800
                                                                     2008         $7.537       $4.255     1,042,965
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.781       940,918
                                                                     2007        $10.781      $11.442       757,347
                                                                     2008        $11.442       $7.846       556,068
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.802        41,109
                                                                     2005        $10.802      $11.411        88,723
                                                                     2006        $11.411      $12.462       108,969
                                                                     2007        $12.462      $13.401        98,872
                                                                     2008        $13.401       $9.403        82,016
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2000        $10.000       $7.978        95,260
                                                                     2001         $7.978       $5.979       528,503
                                                                     2002         $5.979       $4.210       832,952
                                                                     2003         $4.210       $5.567     1,079,645
                                                                     2004         $5.567       $6.259     1,300,828
                                                                     2005         $6.259       $6.860     1,381,719
                                                                     2006         $6.860       $6.651     1,281,664
                                                                     2007         $6.651       $7.355       972,840
                                                                     2008         $7.355       $4.144       785,593

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2000        $10.000      $10.213       284,825
                                                                     2001        $10.213      $10.040     2,415,219
                                                                     2002        $10.040       $7.661     4,521,368
                                                                     2003         $7.661       $9.942     5,085,088
                                                                     2004         $9.942      $10.855     4,668,739
                                                                     2005        $10.855      $11.146     4,090,295
                                                                     2006        $11.146      $12.801     3,434,765
                                                                     2007        $12.801      $13.176     2,698,684
                                                                     2008        $13.176       $7.670     1,987,934
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2000        $10.000       $7.956       438,221
                                                                     2001         $7.956       $6.450     1,128,214
                                                                     2002         $6.450       $4.379     1,651,117
                                                                     2003         $4.379       $5.303     1,756,540
                                                                     2004         $5.303       $5.641     1,564,218
                                                                     2005         $5.641       $6.359     1,465,897
                                                                     2006         $6.359       $6.203     1,454,980
                                                                     2007         $6.203       $6.918     1,256,692
                                                                     2008         $6.918       $4.087     1,083,676
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.677        42,624
                                                                     2005        $10.677      $10.828        54,130
                                                                     2006        $10.828      $11.625        69,780
                                                                     2007        $11.625      $11.721        55,283
                                                                     2008        $11.721       $8.816        60,306
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.220       144,870
                                                                     2005        $11.220      $11.191       462,215
                                                                     2006        $11.191      $12.991       713,094
                                                                     2007        $12.991      $13.230       843,262
                                                                     2008        $13.230       $9.136       666,996
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.932        92,727
                                                                     2005        $10.932      $11.865       291,753
                                                                     2006        $11.865      $13.789       502,147
                                                                     2007        $13.789      $14.005       496,997
                                                                     2008        $14.005       $8.646       323,061
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.499       134,646
                                                                     2005        $11.499      $12.436       459,858
                                                                     2006        $12.436      $14.827       602,947
                                                                     2007        $14.827      $16.803       540,077
                                                                     2008        $16.803       $9.835       410,746

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2000        $10.000      $10.534        87,345
                                                                     2001        $10.534       $9.679       539,368
                                                                     2002         $9.679       $7.697       827,518
                                                                     2003         $7.697       $9.625       985,327
                                                                     2004         $9.625      $10.499       908,815
                                                                     2005        $10.499      $10.846       778,357
                                                                     2006        $10.846      $12.342       679,235
                                                                     2007        $12.342      $11.383       543,343
                                                                     2008        $11.383       $6.850       406,562
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2000        $10.000       $8.990       291,584
                                                                     2001         $8.990       $7.005     1,315,715
                                                                     2002         $7.005       $5.662     2,572,408
                                                                     2003         $5.662       $7.144     2,667,528
                                                                     2004         $7.144       $8.149     2,577,575
                                                                     2005         $8.149       $8.975     2,509,433
                                                                     2006         $8.975      $11.254     2,358,081
                                                                     2007        $11.254      $11.971     2,027,505
                                                                     2008        $11.971       $6.586     1,599,510
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.283       878,033
                                                                     2003         $7.283      $10.700     1,294,572
                                                                     2004        $10.700      $13.257     1,280,419
                                                                     2005        $13.257      $13.930     1,222,210
                                                                     2006        $13.930      $16.041     1,178,909
                                                                     2007        $16.041      $13.742     1,007,299
                                                                     2008        $13.742       $8.180       792,962
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2000        $10.000       $8.094       409,032
                                                                     2001         $8.094       $6.164     1,324,888
                                                                     2002         $6.164       $4.445     2,330,221
                                                                     2003         $4.445       $5.451     2,485,962
                                                                     2004         $5.451       $5.621     2,096,307
                                                                     2005         $5.621       $5.832     1,746,200
                                                                     2006         $5.832       $6.037     1,344,321
                                                                     2007         $6.037       $6.252     1,000,204
                                                                     2008         $6.252       $3.865       742,190



* Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.360          0
                                                                     2002         $9.360       $6.944          0
                                                                     2003         $6.944       $8.569          0
                                                                     2004         $8.569       $9.456          0
                                                                     2005         $9.456      $11.387          0
                                                                     2006        $11.387      $12.027          0
                                                                     2007        $12.027      $14.087          0
                                                                     2008        $14.087       $7.049          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.297        584
                                                                     2002         $9.297       $7.459      4,244
                                                                     2003         $7.459       $9.333      4,061
                                                                     2004         $9.333       $9.909      4,059
                                                                     2005         $9.909      $10.243      3,394
                                                                     2006        $10.243      $11.139      3,019
                                                                     2007        $11.139      $11.355      2,664
                                                                     2008        $11.355       $7.079      1,863
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.205        591
                                                                     2002         $9.205       $7.094      2,516
                                                                     2003         $7.094       $8.530      4,005
                                                                     2004         $8.530       $9.279      3,911
                                                                     2005         $9.279      $10.734      1,338
                                                                     2006        $10.734      $10.946      1,338
                                                                     2007        $10.946      $12.804      1,338
                                                                     2008        $12.804       $6.564          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.969          0
                                                                     2002         $9.969       $7.346        310
                                                                     2003         $7.346       $9.277        310
                                                                     2004         $9.277      $10.238        310
                                                                     2005        $10.238      $10.886        310
                                                                     2006        $10.886      $13.873        271
                                                                     2007        $13.873      $15.699        233
                                                                     2008        $15.699       $8.803        196

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.693          0
                                                                     2002         $9.693       $6.952          0
                                                                     2003         $6.952       $8.919        197
                                                                     2004         $8.919       $9.827        197
                                                                     2005         $9.827      $10.263        197
                                                                     2006        $10.263      $11.919        197
                                                                     2007        $11.919      $13.644        197
                                                                     2008        $13.644       $7.502          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000      $10.129          0
                                                                     2002        $10.129       $8.283        681
                                                                     2003         $8.283      $10.698      1,136
                                                                     2004        $10.698      $12.034      1,072
                                                                     2005        $12.034      $12.537          0
                                                                     2006        $12.537      $14.960          0
                                                                     2007        $14.960      $15.670          0
                                                                     2008        $15.670       $9.057          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $9.190          0
                                                                     2002         $9.190       $7.005          0
                                                                     2003         $7.005       $8.758        528
                                                                     2004         $8.758       $9.415        528
                                                                     2005         $9.415       $9.416        528
                                                                     2006         $9.416      $10.072        528
                                                                     2007        $10.072      $10.267        528
                                                                     2008        $10.267       $7.737          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.782          0
                                                                     2002         $9.782       $8.681          0
                                                                     2003         $8.681      $10.265          0
                                                                     2004        $10.265      $11.151          0
                                                                     2005        $11.151      $11.676          0
                                                                     2006        $11.676      $13.056          0
                                                                     2007        $13.056      $13.176          0
                                                                     2008        $13.176       $9.509          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.406      4,834
                                                                     2002        $10.406      $10.747      7,038
                                                                     2003        $10.747      $11.398      4,967
                                                                     2004        $11.398      $11.751      4,932
                                                                     2005        $11.751      $11.885      4,068
                                                                     2006        $11.885      $12.284      3,859
                                                                     2007        $12.284      $12.743      3,663
                                                                     2008        $12.743      $11.364      1,033

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.264      1,946
                                                                     2002        $10.264      $10.454     10,346
                                                                     2003        $10.454      $10.460     33,139
                                                                     2004        $10.460      $10.384     29,764
                                                                     2005        $10.384      $10.343     23,615
                                                                     2006        $10.343      $10.557     19,790
                                                                     2007        $10.557      $10.647     15,266
                                                                     2008        $10.647       $8.857      3,170
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.038        598
                                                                     2002        $10.038       $9.956        594
                                                                     2003         $9.956       $9.810      1,592
                                                                     2004         $9.810       $9.684      1,285
                                                                     2005         $9.684       $9.743      1,285
                                                                     2006         $9.743       $9.977      1,249
                                                                     2007         $9.977      $10.245      6,797
                                                                     2008        $10.245      $10.273      6,331
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.434        382
                                                                     2002         $9.434       $7.158        871
                                                                     2003         $7.158       $8.958        255
                                                                     2004         $8.958       $9.693        255
                                                                     2005         $9.693       $9.933        255
                                                                     2006         $9.933      $11.230        255
                                                                     2007        $11.230      $11.569        255
                                                                     2008        $11.569       $7.120          0
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.519      1,516
                                                                     2002         $9.519       $8.395      3,398
                                                                     2003         $8.395      $10.369      2,834
                                                                     2004        $10.369      $11.203      2,995
                                                                     2005        $11.203      $11.879      2,995
                                                                     2006        $11.879      $13.375      2,995
                                                                     2007        $13.375      $14.221      2,995
                                                                     2008        $14.221      $10.576      1,102
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $9.386          0
                                                                     2002         $9.386       $6.261          0
                                                                     2003         $6.261       $7.198          0
                                                                     2004         $7.198       $8.495          0
                                                                     2005         $8.495       $9.532          0
                                                                     2006         $9.532      $11.227          0
                                                                     2007        $11.227      $13.222          0
                                                                     2008        $13.222       $8.634          0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.254          0
                                                                     2002         $9.254       $8.716          0
                                                                     2003         $8.716      $12.800          0
                                                                     2004        $12.800      $15.463          0
                                                                     2005        $15.463      $20.309          0
                                                                     2006        $20.309      $27.330          0
                                                                     2007        $27.330      $37.659          0
                                                                     2008        $37.659      $16.027          0
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.671          0
                                                                     2002         $9.671       $6.808          0
                                                                     2003         $6.808       $8.345          0
                                                                     2004         $8.345       $8.825          0
                                                                     2005         $8.825      $10.020          0
                                                                     2006        $10.020      $10.235          0
                                                                     2007        $10.235      $12.241          0
                                                                     2008        $12.241       $6.103          0
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.084        200
                                                                     2002         $9.084       $7.414        448
                                                                     2003         $7.414       $9.269      1,045
                                                                     2004         $9.269      $10.677      1,186
                                                                     2005        $10.677      $11.636      1,186
                                                                     2006        $11.636      $14.287      1,186
                                                                     2007        $14.287      $16.062      1,186
                                                                     2008        $16.062       $8.726      1,034
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.299          0
                                                                     2003         $7.299      $10.153        297
                                                                     2004        $10.153      $12.113        297
                                                                     2005        $12.113      $13.974        297
                                                                     2006        $13.974      $14.983        297
                                                                     2007        $14.983      $18.032        297
                                                                     2008        $18.032       $9.418          0
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.969          0
                                                                     2002         $9.969       $6.950        812
                                                                     2003         $6.950       $9.650      1,989
                                                                     2004         $9.650      $10.851      1,911
                                                                     2005        $10.851      $11.957        655
                                                                     2006        $11.957      $14.162        655
                                                                     2007        $14.162      $14.984        655
                                                                     2008        $14.984       $8.631          0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.580          0
                                                                     2002        $10.580       $9.901        288
                                                                     2003         $9.901      $13.451        869
                                                                     2004        $13.451      $18.001        887
                                                                     2005        $18.001      $20.676        452
                                                                     2006        $20.676      $28.007        452
                                                                     2007        $28.007      $22.786        452
                                                                     2008        $22.786      $13.884        350
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.106          0
                                                                     2005        $11.106      $12.107          0
                                                                     2006        $12.107      $12.465          0
                                                                     2007        $12.465      $14.381          0
                                                                     2008        $14.381       $7.502          0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.024          0
                                                                     2003         $8.024      $10.296      4,988
                                                                     2004        $10.296      $11.863      5,116
                                                                     2005        $11.863      $12.119      5,116
                                                                     2006        $12.119      $13.799      5,116
                                                                     2007        $13.799      $13.223      4,747
                                                                     2008        $13.223       $8.329      2,696
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.246          0
                                                                     2002         $9.246       $5.807          0
                                                                     2003         $5.807       $7.256          0
                                                                     2004         $7.256       $7.621          0
                                                                     2005         $7.621       $8.071          0
                                                                     2006         $8.071       $8.145          0
                                                                     2007         $8.145       $9.347          0
                                                                     2008         $9.347       $4.678          0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.754      1,424
                                                                     2002         $8.754       $5.784      1,697
                                                                     2003         $5.784       $7.210      1,697
                                                                     2004         $7.210       $7.553      1,697
                                                                     2005         $7.553       $7.978      1,697
                                                                     2006         $7.978       $8.034      1,697
                                                                     2007         $8.034       $9.193      1,697
                                                                     2008         $9.193       $4.590          0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.388          0
                                                                     2002         $9.388       $6.843          0
                                                                     2003         $6.843       $8.697          0
                                                                     2004         $8.697       $9.099          0
                                                                     2005         $9.099       $9.717          0
                                                                     2006         $9.717      $10.135          0
                                                                     2007        $10.135      $11.138          0
                                                                     2008        $11.138       $6.284          0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.778      1,009
                                                                     2007        $10.778      $11.432      1,009
                                                                     2008        $11.432       $7.836          0
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.798          0
                                                                     2005        $10.798      $11.401          0
                                                                     2006        $11.401      $12.444          0
                                                                     2007        $12.444      $13.375          0
                                                                     2008        $13.375       $9.380          0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.346          0
                                                                     2002         $9.346       $6.416          0
                                                                     2003         $6.416       $8.480        604
                                                                     2004         $8.480       $9.529        604
                                                                     2005         $9.529      $10.438        604
                                                                     2006        $10.438      $10.115        604
                                                                     2007        $10.115      $11.181        604
                                                                     2008        $11.181       $6.297          0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.506      2,764
                                                                     2002         $9.506       $7.250      4,810
                                                                     2003         $7.250       $9.403      7,577
                                                                     2004         $9.403      $10.262      7,442
                                                                     2005        $10.262      $10.532      5,022
                                                                     2006        $10.532      $12.089      5,022
                                                                     2007        $12.089      $12.437      2,636
                                                                     2008        $12.437       $7.237          0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.471          0
                                                                     2002         $9.471       $6.313          0
                                                                     2003         $6.313       $7.641        333
                                                                     2004         $7.641       $8.123        333
                                                                     2005         $8.123       $9.154        333
                                                                     2006         $9.154       $8.924        333
                                                                     2007         $8.924       $9.947        333
                                                                     2008         $9.947       $5.873          0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.673          0
                                                                     2005        $10.673      $10.818          0
                                                                     2006        $10.818      $11.609          0
                                                                     2007        $11.609      $11.699          0
                                                                     2008        $11.699       $8.795          0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.217          0
                                                                     2005        $11.217      $11.181          0
                                                                     2006        $11.181      $12.973          0
                                                                     2007        $12.973      $13.205          0
                                                                     2008        $13.205       $9.114          0
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.929          0
                                                                     2005        $10.929      $11.854          0
                                                                     2006        $11.854      $13.769          0
                                                                     2007        $13.769      $13.979          0
                                                                     2008        $13.979       $8.626          0
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.495          0
                                                                     2005        $11.495      $12.425          0
                                                                     2006        $12.425      $14.806          0
                                                                     2007        $14.806      $16.771          0
                                                                     2008        $16.771       $9.811          0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.439      3,504
                                                                     2002         $9.439       $7.503      3,504
                                                                     2003         $7.503       $9.378      3,504
                                                                     2004         $9.378      $10.224      3,504
                                                                     2005        $10.224      $10.556      3,504
                                                                     2006        $10.556      $12.006      3,504
                                                                     2007        $12.006      $11.068      1,115
                                                                     2008        $11.068       $6.657          0
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.704          0
                                                                     2002         $9.704       $7.403          0
                                                                     2003         $7.403       $9.336          0
                                                                     2004         $9.336      $10.644          0
                                                                     2005        $10.644      $11.718          0
                                                                     2006        $11.718      $14.685          0
                                                                     2007        $14.685      $15.613          0
                                                                     2008        $15.613       $8.586          0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                   AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.8



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.281          0
                                                                     2003         $7.281      $10.691          0
                                                                     2004        $10.691      $13.239          0
                                                                     2005        $13.239      $13.904          0
                                                                     2006        $13.904      $16.003          0
                                                                     2007        $16.003      $13.703          0
                                                                     2008        $13.703       $8.153          0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.628          0
                                                                     2002         $9.628       $6.561          0
                                                                     2003         $6.561       $8.041          0
                                                                     2004         $8.041       $8.287          0
                                                                     2005         $8.287       $8.594          0
                                                                     2006         $8.594       $8.891          0
                                                                     2007         $8.891       $9.204          0
                                                                     2008         $9.204       $5.687          0



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.169       1,807
                                                                     2002         $9.169       $6.939       3,835
                                                                     2003         $6.939       $8.560       7,107
                                                                     2004         $8.560       $9.443       7,569
                                                                     2005         $9.443      $11.367       2,584
                                                                     2006        $11.367      $12.001       2,335
                                                                     2007        $12.001      $14.050       2,108
                                                                     2008        $14.050       $7.028       1,085
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.295      51,343
                                                                     2002         $9.295       $7.454      93,638
                                                                     2003         $7.454       $9.323     110,832
                                                                     2004         $9.323       $9.895     125,637
                                                                     2005         $9.895      $10.225      91,864
                                                                     2006        $10.225      $11.115      82,523
                                                                     2007        $11.115      $11.325      43,213
                                                                     2008        $11.325       $7.058      20,643
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.203      13,092
                                                                     2002         $9.203       $7.090      40,981
                                                                     2003         $7.090       $8.522      53,262
                                                                     2004         $8.522       $9.266      41,362
                                                                     2005         $9.266      $10.715      20,991
                                                                     2006        $10.715      $10.921      18,438
                                                                     2007        $10.921      $12.771      18,330
                                                                     2008        $12.771       $6.545      13,225
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.539       2,806
                                                                     2002         $9.539       $7.342       9,478
                                                                     2003         $7.342       $9.267      19,281
                                                                     2004         $9.267      $10.224      19,421
                                                                     2005        $10.224      $10.866      12,878
                                                                     2006        $10.866      $13.842      13,864
                                                                     2007        $13.842      $15.658      13,315
                                                                     2008        $15.658       $8.777      10,196

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $8.961         248
                                                                     2002         $8.961       $6.948         553
                                                                     2003         $6.948       $8.910         690
                                                                     2004         $8.910       $9.813         640
                                                                     2005         $9.813      $10.245         598
                                                                     2006        $10.245      $11.892         570
                                                                     2007        $11.892      $13.608         449
                                                                     2008        $13.608       $7.479         322
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.669       7,554
                                                                     2002         $9.669       $8.277      29,993
                                                                     2003         $8.277      $10.687      31,562
                                                                     2004        $10.687      $12.017      48,272
                                                                     2005        $12.017      $12.515      49,835
                                                                     2006        $12.515      $14.927      49,540
                                                                     2007        $14.927      $15.629      22,555
                                                                     2008        $15.629       $9.030       8,464
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.705      16,540
                                                                     2002         $7.705       $7.001      28,573
                                                                     2003         $7.001       $8.749      59,649
                                                                     2004         $8.749       $9.402      59,314
                                                                     2005         $9.402       $9.399      58,901
                                                                     2006         $9.399      $10.050      47,116
                                                                     2007        $10.050      $10.240      43,647
                                                                     2008        $10.240       $7.713      40,294
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.611       5,853
                                                                     2002         $9.611       $8.676      14,564
                                                                     2003         $8.676      $10.254      10,592
                                                                     2004        $10.254      $11.136       7,873
                                                                     2005        $11.136      $11.655      16,514
                                                                     2006        $11.655      $13.027      17,041
                                                                     2007        $13.027      $13.142      14,658
                                                                     2008        $13.142       $9.481       9,090
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.403      55,102
                                                                     2002        $10.403      $10.741      97,055
                                                                     2003        $10.741      $11.386      97,760
                                                                     2004        $11.386      $11.734      89,449
                                                                     2005        $11.734      $11.863      88,985
                                                                     2006        $11.863      $12.257      75,551
                                                                     2007        $12.257      $12.709      42,110
                                                                     2008        $12.709      $11.329      23,514

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.262       3,574
                                                                     2002        $10.262      $10.448      29,559
                                                                     2003        $10.448      $10.450      28,409
                                                                     2004        $10.450      $10.369      38,678
                                                                     2005        $10.369      $10.324      36,636
                                                                     2006        $10.324      $10.534      38,202
                                                                     2007        $10.534      $10.619      34,164
                                                                     2008        $10.619       $8.830      30,966
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.036      31,775
                                                                     2002        $10.036       $9.950     109,463
                                                                     2003         $9.950       $9.800     122,578
                                                                     2004         $9.800       $9.671      67,007
                                                                     2005         $9.671       $9.726      66,243
                                                                     2006         $9.726       $9.955      35,867
                                                                     2007         $9.955      $10.218      18,276
                                                                     2008        $10.218      $10.242      15,520
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.432      38,678
                                                                     2002         $9.432       $7.154      92,525
                                                                     2003         $7.154       $8.949      99,376
                                                                     2004         $8.949       $9.680      98,705
                                                                     2005         $9.680       $9.915      94,644
                                                                     2006         $9.915      $11.205      79,041
                                                                     2007        $11.205      $11.538      40,921
                                                                     2008        $11.538       $7.099      12,517
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.517      26,727
                                                                     2002         $9.517       $8.389      29,884
                                                                     2003         $8.389      $10.358      37,993
                                                                     2004        $10.358      $11.187      34,613
                                                                     2005        $11.187      $11.857      22,301
                                                                     2006        $11.857      $13.345      14,754
                                                                     2007        $13.345      $14.184      10,361
                                                                     2008        $14.184      $10.544       8,949
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.294       7,285
                                                                     2002         $8.294       $6.257      30,818
                                                                     2003         $6.257       $7.191      27,723
                                                                     2004         $7.191       $8.483      27,496
                                                                     2005         $8.483       $9.515      29,044
                                                                     2006         $9.515      $11.202      28,546
                                                                     2007        $11.202      $13.187       7,776
                                                                     2008        $13.187       $8.608       1,857

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.749         261
                                                                     2002         $9.749       $8.711         219
                                                                     2003         $8.711      $12.787         403
                                                                     2004        $12.787      $15.441         279
                                                                     2005        $15.441      $20.272         269
                                                                     2006        $20.272      $27.270         254
                                                                     2007        $27.270      $37.561         243
                                                                     2008        $37.561      $15.978         218
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.617      14,722
                                                                     2002         $9.617       $6.804      19,814
                                                                     2003         $6.804       $8.337      29,715
                                                                     2004         $8.337       $8.812      31,157
                                                                     2005         $8.812      $10.001       4,295
                                                                     2006        $10.001      $10.213      10,055
                                                                     2007        $10.213      $12.209       3,584
                                                                     2008        $12.209       $6.084       3,232
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.082      14,303
                                                                     2002         $9.082       $7.410      16,294
                                                                     2003         $7.410       $9.260      25,629
                                                                     2004         $9.260      $10.661      27,310
                                                                     2005        $10.661      $11.615      17,482
                                                                     2006        $11.615      $14.255      17,633
                                                                     2007        $14.255      $16.020      15,966
                                                                     2008        $16.020       $8.700      14,869
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.297       3,329
                                                                     2003         $7.297      $10.146       9,504
                                                                     2004        $10.146      $12.100      12,697
                                                                     2005        $12.100      $13.953      10,702
                                                                     2006        $13.953      $14.955      15,502
                                                                     2007        $14.955      $17.991      11,747
                                                                     2008        $17.991       $9.393      11,924
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.840      14,911
                                                                     2002         $9.840       $6.946      70,822
                                                                     2003         $6.946       $9.641      81,948
                                                                     2004         $9.641      $10.835      77,981
                                                                     2005        $10.835      $11.936      59,595
                                                                     2006        $11.936      $14.130      59,778
                                                                     2007        $14.130      $14.944      39,160
                                                                     2008        $14.944       $8.605      30,624

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.239       8,679
                                                                     2002        $10.239       $9.895      22,702
                                                                     2003         $9.895      $13.437      23,861
                                                                     2004        $13.437      $17.976      42,455
                                                                     2005        $17.976      $20.638      42,345
                                                                     2006        $20.638      $27.945      40,550
                                                                     2007        $27.945      $22.726      17,910
                                                                     2008        $22.726      $13.842      10,626
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.103           0
                                                                     2005        $11.103      $12.099           0
                                                                     2006        $12.099      $12.451           0
                                                                     2007        $12.451      $14.360           0
                                                                     2008        $14.360       $7.488           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.022      49,245
                                                                     2003         $8.022      $10.289      67,760
                                                                     2004        $10.289      $11.850      74,478
                                                                     2005        $11.850      $12.101      61,386
                                                                     2006        $12.101      $13.774      62,749
                                                                     2007        $13.774      $13.193      49,093
                                                                     2008        $13.193       $8.307      36,883
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $8.765         853
                                                                     2002         $8.765       $5.804           0
                                                                     2003         $5.804       $7.249           0
                                                                     2004         $7.249       $7.610           0
                                                                     2005         $7.610       $8.056           0
                                                                     2006         $8.056       $8.127           0
                                                                     2007         $8.127       $9.322           0
                                                                     2008         $9.322       $4.664           0
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.752      14,002
                                                                     2002         $8.752       $5.781      32,757
                                                                     2003         $5.781       $7.202      47,592
                                                                     2004         $7.202       $7.543      49,459
                                                                     2005         $7.543       $7.963      31,596
                                                                     2006         $7.963       $8.016      27,257
                                                                     2007         $8.016       $9.169      23,103
                                                                     2008         $9.169       $4.576      19,053
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.219       5,605
                                                                     2002         $9.219       $6.839       8,527
                                                                     2003         $6.839       $8.688       9,053
                                                                     2004         $8.688       $9.086       7,696
                                                                     2005         $9.086       $9.699       6,245
                                                                     2006         $9.699      $10.112      10,581
                                                                     2007        $10.112      $11.109      10,277
                                                                     2008        $11.109       $6.265       9,737

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.775      16,794
                                                                     2007        $10.775      $11.424      15,580
                                                                     2008        $11.424       $7.827       8,598
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.795         951
                                                                     2005        $10.795      $11.393           0
                                                                     2006        $11.393      $12.431           0
                                                                     2007        $12.431      $13.355           0
                                                                     2008        $13.355       $9.362           0
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.114         885
                                                                     2002         $9.114       $6.412       2,536
                                                                     2003         $6.412       $8.471       2,827
                                                                     2004         $8.471       $9.516       3,382
                                                                     2005         $9.516      $10.419       3,088
                                                                     2006        $10.419      $10.093       3,061
                                                                     2007        $10.093      $11.151       3,039
                                                                     2008        $11.151       $6.278       2,352
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.504      35,106
                                                                     2002         $9.504       $7.246      78,061
                                                                     2003         $7.246       $9.394      79,264
                                                                     2004         $9.394      $10.247      97,704
                                                                     2005        $10.247      $10.513      91,169
                                                                     2006        $10.513      $12.063      91,430
                                                                     2007        $12.063      $12.404      69,190
                                                                     2008        $12.404       $7.215      45,551
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.301       8,463
                                                                     2002         $9.301       $6.309      15,350
                                                                     2003         $6.309       $7.633      14,333
                                                                     2004         $7.633       $8.112      11,607
                                                                     2005         $8.112       $9.137      11,285
                                                                     2006         $9.137       $8.905       7,843
                                                                     2007         $8.905       $9.921      10,978
                                                                     2008         $9.921       $5.856      10,364
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.670       1,422
                                                                     2005        $10.670      $10.811           0
                                                                     2006        $10.811      $11.597       2,175
                                                                     2007        $11.597      $11.682           0
                                                                     2008        $11.682       $8.778           0

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.214       3,881
                                                                     2005        $11.214      $11.174      10,553
                                                                     2006        $11.174      $12.959      19,158
                                                                     2007        $12.959      $13.186      19,103
                                                                     2008        $13.186       $9.097      17,811
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.926       7,835
                                                                     2005        $10.926      $11.846      19,382
                                                                     2006        $11.846      $13.754      19,320
                                                                     2007        $13.754      $13.958      19,264
                                                                     2008        $13.958       $8.610      19,206
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.492       1,368
                                                                     2005        $11.492      $12.416           0
                                                                     2006        $12.416      $14.790           0
                                                                     2007        $14.790      $16.746         623
                                                                     2008        $16.746       $9.792         623
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.437      15,121
                                                                     2002         $9.437       $7.498      27,927
                                                                     2003         $7.498       $9.368      22,635
                                                                     2004         $9.368      $10.209      22,255
                                                                     2005        $10.209      $10.537      20,110
                                                                     2006        $10.537      $11.980      13,071
                                                                     2007        $11.980      $11.039      12,993
                                                                     2008        $11.039       $6.637       5,971
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.162       7,318
                                                                     2002         $9.162       $7.398      21,602
                                                                     2003         $7.398       $9.326      17,195
                                                                     2004         $9.326      $10.629      15,197
                                                                     2005        $10.629      $11.697      14,877
                                                                     2006        $11.697      $14.653      12,231
                                                                     2007        $14.653      $15.572      12,845
                                                                     2008        $15.572       $8.560      11,055
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.279      17,611
                                                                     2003         $7.279      $10.684      20,417
                                                                     2004        $10.684      $13.225      19,553
                                                                     2005        $13.225      $13.884      21,761
                                                                     2006        $13.884      $15.973      22,510
                                                                     2007        $15.973      $13.672      20,944
                                                                     2008        $13.672       $8.131      19,669

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                    AND THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.84



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.100       6,656
                                                                     2002         $9.100       $6.557       9,990
                                                                     2003         $6.557       $8.033      10,204
                                                                     2004         $8.033       $8.275       9,979
                                                                     2005         $8.275       $8.579       9,392
                                                                     2006         $8.579       $8.871       8,772
                                                                     2007         $8.871       $9.180       5,640
                                                                     2008         $9.180       $5.669       3,761



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.166       37,994
                                                                     2002         $9.166       $6.933       76,164
                                                                     2003         $6.933       $8.547       86,053
                                                                     2004         $8.547       $9.423       75,534
                                                                     2005         $9.423      $11.336       56,625
                                                                     2006        $11.336      $11.961       68,547
                                                                     2007        $11.961      $13.995       49,852
                                                                     2008        $13.995       $6.996       54,792
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.292      102,358
                                                                     2002         $9.292       $7.447      286,605
                                                                     2003         $7.447       $9.309      339,360
                                                                     2004         $9.309       $9.874      326,216
                                                                     2005         $9.874      $10.197      324,816
                                                                     2006        $10.197      $11.078      293,661
                                                                     2007        $11.078      $11.281      243,358
                                                                     2008        $11.281       $7.026      209,702
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.200      122,908
                                                                     2002         $9.200       $7.083      272,935
                                                                     2003         $7.083       $8.509      412,984
                                                                     2004         $8.509       $9.246      387,007
                                                                     2005         $9.246      $10.686      354,728
                                                                     2006        $10.686      $10.885      324,226
                                                                     2007        $10.885      $12.721      265,665
                                                                     2008        $12.721       $6.515      239,880
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.536       54,700
                                                                     2002         $9.536       $7.335      135,636
                                                                     2003         $7.335       $9.253      186,223
                                                                     2004         $9.253      $10.202      207,982
                                                                     2005        $10.202      $10.836      176,568
                                                                     2006        $10.836      $13.796      161,459
                                                                     2007        $13.796      $15.596      143,989
                                                                     2008        $15.596       $8.737      126,101

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $8.958       11,212
                                                                     2002         $8.958       $6.942       38,317
                                                                     2003         $6.942       $8.897       41,394
                                                                     2004         $8.897       $9.792       47,791
                                                                     2005         $9.792      $10.217       47,118
                                                                     2006        $10.217      $11.853       45,731
                                                                     2007        $11.853      $13.555       42,782
                                                                     2008        $13.555       $7.446       35,058
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.666       42,603
                                                                     2002         $9.666       $8.270      115,288
                                                                     2003         $8.270      $10.671      164,382
                                                                     2004        $10.671      $11.992      171,712
                                                                     2005        $11.992      $12.481      168,650
                                                                     2006        $12.481      $14.877      161,349
                                                                     2007        $14.877      $15.568      140,595
                                                                     2008        $15.568       $8.989      112,685
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.702       27,974
                                                                     2002         $7.702       $6.994       57,789
                                                                     2003         $6.994       $8.736      113,500
                                                                     2004         $8.736       $9.382       73,086
                                                                     2005         $9.382       $9.374       73,125
                                                                     2006         $9.374      $10.016       61,593
                                                                     2007        $10.016      $10.200       61,063
                                                                     2008        $10.200       $7.679       46,635
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.608       14,674
                                                                     2002         $9.608       $8.668       53,629
                                                                     2003         $8.668      $10.239       59,137
                                                                     2004        $10.239      $11.112       57,695
                                                                     2005        $11.112      $11.623       55,232
                                                                     2006        $11.623      $12.984       50,458
                                                                     2007        $12.984      $13.090       46,422
                                                                     2008        $13.090       $9.438       39,067
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.400      143,420
                                                                     2002        $10.400      $10.731      257,927
                                                                     2003        $10.731      $11.369      310,658
                                                                     2004        $11.369      $11.709      246,055
                                                                     2005        $11.709      $11.831      204,685
                                                                     2006        $11.831      $12.217      170,422
                                                                     2007        $12.217      $12.660      148,168
                                                                     2008        $12.660      $11.278       99,535

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.258       45,215
                                                                     2002        $10.258      $10.438      199,471
                                                                     2003        $10.438      $10.434      323,923
                                                                     2004        $10.434      $10.347      297,301
                                                                     2005        $10.347      $10.296      285,331
                                                                     2006        $10.296      $10.499      224,364
                                                                     2007        $10.499      $10.578      184,204
                                                                     2008        $10.578       $8.791      121,824
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.033       93,551
                                                                     2002        $10.033       $9.941      219,478
                                                                     2003         $9.941       $9.785      218,730
                                                                     2004         $9.785       $9.650      131,136
                                                                     2005         $9.650       $9.699      109,800
                                                                     2006         $9.699       $9.922       98,057
                                                                     2007         $9.922      $10.178       98,564
                                                                     2008        $10.178      $10.195      212,875
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.429       88,645
                                                                     2002         $9.429       $7.147      245,361
                                                                     2003         $7.147       $8.935      354,806
                                                                     2004         $8.935       $9.659      348,913
                                                                     2005         $9.659       $9.888      335,708
                                                                     2006         $9.888      $11.168      304,202
                                                                     2007        $11.168      $11.493      244,785
                                                                     2008        $11.493       $7.067      206,916
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.513       73,693
                                                                     2002         $9.513       $8.382      156,829
                                                                     2003         $8.382      $10.342      190,018
                                                                     2004        $10.342      $11.163      185,018
                                                                     2005        $11.163      $11.825      174,800
                                                                     2006        $11.825      $13.301      163,323
                                                                     2007        $13.301      $14.128      138,684
                                                                     2008        $14.128      $10.497      122,578
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.292       42,821
                                                                     2002         $8.292       $6.251       62,913
                                                                     2003         $6.251       $7.180       71,562
                                                                     2004         $7.180       $8.465       71,377
                                                                     2005         $8.465       $9.489       56,285
                                                                     2006         $9.489      $11.165       64,213
                                                                     2007        $11.165      $13.136       53,589
                                                                     2008        $13.136       $8.569       42,092

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.746       10,220
                                                                     2002         $9.746       $8.703       39,406
                                                                     2003         $8.703      $12.768       46,488
                                                                     2004        $12.768      $15.408       56,958
                                                                     2005        $15.408      $20.217       59,869
                                                                     2006        $20.217      $27.179       65,468
                                                                     2007        $27.179      $37.414       53,560
                                                                     2008        $37.414      $15.906       35,101
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.614       14,404
                                                                     2002         $9.614       $6.798       27,519
                                                                     2003         $6.798       $8.324       39,755
                                                                     2004         $8.324       $8.794       43,350
                                                                     2005         $8.794       $9.974       52,024
                                                                     2006         $9.974      $10.179       52,483
                                                                     2007        $10.179      $12.161       55,395
                                                                     2008        $12.161       $6.057       42,698
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.079       10,515
                                                                     2002         $9.079       $7.403       27,754
                                                                     2003         $7.403       $9.246       56,020
                                                                     2004         $9.246      $10.639       63,359
                                                                     2005        $10.639      $11.583       73,325
                                                                     2006        $11.583      $14.208       72,691
                                                                     2007        $14.208      $15.957       75,217
                                                                     2008        $15.957       $8.661       57,496
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.294       56,575
                                                                     2003         $7.294      $10.136      135,814
                                                                     2004        $10.136      $12.081      134,760
                                                                     2005        $12.081      $13.923      131,074
                                                                     2006        $13.923      $14.914      127,187
                                                                     2007        $14.914      $17.930       98,462
                                                                     2008        $17.930       $9.355       84,787
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.837      106,457
                                                                     2002         $9.837       $6.940      341,330
                                                                     2003         $6.940       $9.626      367,430
                                                                     2004         $9.626      $10.812      364,758
                                                                     2005        $10.812      $11.903      344,756
                                                                     2006        $11.903      $14.083      313,313
                                                                     2007        $14.083      $14.886      256,562
                                                                     2008        $14.886       $8.566      199,187

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.236       24,019
                                                                     2002        $10.236       $9.886      107,231
                                                                     2003         $9.886      $13.417      126,165
                                                                     2004        $13.417      $17.938      107,711
                                                                     2005        $17.938      $20.582      102,983
                                                                     2006        $20.582      $27.852       96,837
                                                                     2007        $27.852      $22.637       82,935
                                                                     2008        $22.637      $13.780       63,258
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.099       29,081
                                                                     2005        $11.099      $12.088       32,469
                                                                     2006        $12.088      $12.433       32,761
                                                                     2007        $12.433      $14.330       30,762
                                                                     2008        $14.330       $7.467       25,008
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.019      284,827
                                                                     2003         $8.019      $10.279      494,148
                                                                     2004        $10.279      $11.831      506,975
                                                                     2005        $11.831      $12.074      496,495
                                                                     2006        $12.074      $13.735      468,737
                                                                     2007        $13.735      $13.148      387,824
                                                                     2008        $13.148       $8.273      326,791
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $8.762        3,800
                                                                     2002         $8.762       $5.798       54,261
                                                                     2003         $5.798       $7.238       66,098
                                                                     2004         $7.238       $7.594       62,312
                                                                     2005         $7.594       $8.034       56,702
                                                                     2006         $8.034       $8.100       52,238
                                                                     2007         $8.100       $9.286       44,429
                                                                     2008         $9.286       $4.643       42,681
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.749       94,621
                                                                     2002         $8.749       $5.775      217,390
                                                                     2003         $5.775       $7.191      280,774
                                                                     2004         $7.191       $7.527      267,459
                                                                     2005         $7.527       $7.942      253,949
                                                                     2006         $7.942       $7.989      228,453
                                                                     2007         $7.989       $9.133      194,148
                                                                     2008         $9.133       $4.555      168,257
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.216       67,153
                                                                     2002         $9.216       $6.833      118,996
                                                                     2003         $6.833       $8.675      138,347
                                                                     2004         $8.675       $9.066      137,069
                                                                     2005         $9.066       $9.673      135,057
                                                                     2006         $9.673      $10.079      173,575
                                                                     2007        $10.079      $11.065      152,860
                                                                     2008        $11.065       $6.237      109,296

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.771      103,731
                                                                     2007        $10.771      $11.413       92,646
                                                                     2008        $11.413       $7.815       73,163
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.790        6,573
                                                                     2005        $10.790      $11.382        9,637
                                                                     2006        $11.382      $12.412        8,815
                                                                     2007        $12.412      $13.326        9,413
                                                                     2008        $13.326       $9.337        4,005
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.111       12,882
                                                                     2002         $9.111       $6.406       23,416
                                                                     2003         $6.406       $8.458       43,411
                                                                     2004         $8.458       $9.496       61,958
                                                                     2005         $9.496      $10.391       64,667
                                                                     2006        $10.484      $12.023      376,318
                                                                     2007        $10.059      $11.108       59,178
                                                                     2008        $11.108       $6.250       43,025
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.501      141,748
                                                                     2002         $9.501       $7.239      347,329
                                                                     2003         $7.239       $9.379      472,780
                                                                     2004         $9.379      $10.225      450,307
                                                                     2005        $10.225      $10.484      408,626
                                                                     2006        $10.484      $12.023      376,318
                                                                     2007        $12.023      $12.356      316,359
                                                                     2008        $12.356       $7.182      265,093
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.298       50,766
                                                                     2002         $9.298       $6.303      117,399
                                                                     2003         $6.303       $7.622      152,193
                                                                     2004         $7.622       $8.094      127,106
                                                                     2005         $8.094       $9.112      109,632
                                                                     2006         $9.112       $8.875      114,135
                                                                     2007         $8.875       $9.883       93,508
                                                                     2008         $9.883       $5.829       81,819

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.666          105
                                                                     2005        $10.666      $10.801        1,015
                                                                     2006        $10.801      $11.579        5,368
                                                                     2007        $11.579      $11.657        2,744
                                                                     2008        $11.657       $8.755        3,022
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.209        1,293
                                                                     2005        $11.209      $11.163       17,067
                                                                     2006        $11.163      $12.939       50,178
                                                                     2007        $12.939      $13.158       78,766
                                                                     2008        $13.158       $9.072       62,172
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.921        1,564
                                                                     2005        $10.921      $11.835       13,268
                                                                     2006        $11.835      $13.733       35,121
                                                                     2007        $13.733      $13.928       37,994
                                                                     2008        $13.928       $8.586       29,988
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.487        4,315
                                                                     2005        $11.487      $12.405       26,752
                                                                     2006        $12.405      $14.767       40,216
                                                                     2007        $14.767      $16.711       44,245
                                                                     2008        $16.711       $9.765       25,777
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.434       35,301
                                                                     2002         $9.434       $7.491       82,223
                                                                     2003         $7.491       $9.354       89,052
                                                                     2004         $9.354      $10.188       74,840
                                                                     2005        $10.188      $10.508       60,183
                                                                     2006        $10.508      $11.940       51,131
                                                                     2007        $11.940      $10.996       43,364
                                                                     2008        $10.996       $6.607       39,230
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.159       63,280
                                                                     2002         $9.159       $7.392      181,371
                                                                     2003         $7.392       $9.312      203,349
                                                                     2004         $9.312      $10.606      193,306
                                                                     2005        $10.606      $11.665      187,094
                                                                     2006        $11.665      $14.604      191,447
                                                                     2007        $14.604      $15.511      171,382
                                                                     2008        $15.511       $8.521      139,346
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.276       97,785
                                                                     2003         $7.276      $10.673      125,788
                                                                     2004        $10.673      $13.204      124,346
                                                                     2005        $13.204      $13.854      124,592
                                                                     2006        $13.854      $15.929      118,421
                                                                     2007        $15.929      $13.626      109,059
                                                                     2008        $13.626       $8.098       89,724

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
              AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.097       71,449
                                                                     2002         $9.097       $6.551      134,073
                                                                     2003         $6.551       $8.021      159,730
                                                                     2004         $8.021       $8.257      143,502
                                                                     2005         $8.257       $8.555      126,102
                                                                     2006         $8.555       $8.842      104,720
                                                                     2007         $8.842       $9.144       88,685
                                                                     2008         $9.144       $5.644       78,389



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9


                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.116         748
                                                                     2002         $9.116       $6.933       2,254
                                                                     2003         $6.933       $8.547       2,254
                                                                     2004         $8.547       $9.423       2,908
                                                                     2005         $9.423      $11.336       2,908
                                                                     2006        $11.336      $11.961       2,702
                                                                     2007        $11.961      $13.995       2,599
                                                                     2008        $13.995       $6.996      54,792
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.292           0
                                                                     2002         $9.292       $7.447       1,088
                                                                     2003         $7.447       $9.309       1,426
                                                                     2004         $9.309       $9.874       3,141
                                                                     2005         $9.874      $10.197       2,494
                                                                     2006        $10.197      $11.078       2,321
                                                                     2007        $11.078      $11.281       2,240
                                                                     2008        $11.281       $7.026     209,702
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.176           0
                                                                     2002         $9.176       $7.083         187
                                                                     2003         $7.083       $8.509         434
                                                                     2004         $8.509       $9.246         420
                                                                     2005         $9.246      $10.686         407
                                                                     2006        $10.686      $10.885         396
                                                                     2007        $10.885      $12.721         377
                                                                     2008        $12.721       $6.515     239,880
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.536         441
                                                                     2002         $9.536       $7.335       1,548
                                                                     2003         $7.335       $9.253       1,809
                                                                     2004         $9.253      $10.202       1,710
                                                                     2005        $10.202      $10.836       1,696
                                                                     2006        $10.836      $13.796       1,596
                                                                     2007        $13.796      $15.596       1,531
                                                                     2008        $15.596       $8.737     126,101

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $9.691           0
                                                                     2002         $9.691       $6.942       1,034
                                                                     2003         $6.942       $8.897         884
                                                                     2004         $8.897       $9.792         883
                                                                     2005         $9.792      $10.217         313
                                                                     2006        $10.217      $11.853          30
                                                                     2007        $11.853      $13.555          29
                                                                     2008        $13.555       $7.446      35,058
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000      $10.127           0
                                                                     2002        $10.127       $8.270           0
                                                                     2003         $8.270      $10.671         526
                                                                     2004        $10.671      $11.992           0
                                                                     2005        $11.992      $12.481           0
                                                                     2006        $12.481      $14.877           0
                                                                     2007        $14.877      $15.568           0
                                                                     2008        $15.568       $8.989     112,685
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $9.188           0
                                                                     2002         $9.188       $6.994           0
                                                                     2003         $6.994       $8.736         241
                                                                     2004         $8.736       $9.382         451
                                                                     2005         $9.382       $9.374       1,007
                                                                     2006         $9.374      $10.016           0
                                                                     2007        $10.016      $10.200           0
                                                                     2008        $10.200       $7.679      46,635
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.780           0
                                                                     2002         $9.780       $8.668           0
                                                                     2003         $8.668      $10.239         522
                                                                     2004        $10.239      $11.112         964
                                                                     2005        $11.112      $11.623           0
                                                                     2006        $11.623      $12.984           0
                                                                     2007        $12.984      $13.090           0
                                                                     2008        $13.090       $9.438      39,067
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.400       2,112
                                                                     2002        $10.400      $10.731       1,964
                                                                     2003        $10.731      $11.369       1,874
                                                                     2004        $11.369      $11.709       1,874
                                                                     2005        $11.709      $11.831       1,851
                                                                     2006        $11.831      $12.217       1,755
                                                                     2007        $12.217      $12.660       1,755
                                                                     2008        $12.660      $11.278      99,535

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.107           0
                                                                     2002        $10.107      $10.438           0
                                                                     2003        $10.438      $10.434       2,047
                                                                     2004        $10.434      $10.347       2,520
                                                                     2005        $10.347      $10.296         915
                                                                     2006        $10.296      $10.499           0
                                                                     2007        $10.499      $10.578           0
                                                                     2008        $10.578       $8.791     121,824
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.033       7,315
                                                                     2002        $10.033       $9.941       1,785
                                                                     2003         $9.941       $9.785       6,332
                                                                     2004         $9.785       $9.650       6,145
                                                                     2005         $9.650       $9.699       1,681
                                                                     2006         $9.699       $9.922       1,595
                                                                     2007         $9.922      $10.178       1,595
                                                                     2008        $10.178      $10.195     212,875
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.778           0
                                                                     2002         $9.778       $7.147         631
                                                                     2003         $7.147       $8.935         859
                                                                     2004         $8.935       $9.659         858
                                                                     2005         $9.659       $9.888         304
                                                                     2006         $9.888      $11.168          29
                                                                     2007        $11.168      $11.493          28
                                                                     2008        $11.493       $7.067     206,916
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.778           0
                                                                     2002         $9.778       $8.382       1,032
                                                                     2003         $8.382      $10.342       1,709
                                                                     2004        $10.342      $11.163       1,689
                                                                     2005        $11.163      $11.825       2,959
                                                                     2006        $11.825      $13.301       1,629
                                                                     2007        $13.301      $14.128       1,599
                                                                     2008        $14.128      $10.497     122,578
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.292         328
                                                                     2002         $8.292       $6.251       2,123
                                                                     2003         $6.251       $7.180       1,017
                                                                     2004         $7.180       $8.465           0
                                                                     2005         $8.465       $9.489           0
                                                                     2006         $9.489      $11.165           0
                                                                     2007        $11.165      $13.136           0
                                                                     2008        $13.136       $8.569      42,092

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.253           0
                                                                     2002         $9.253       $8.703           0
                                                                     2003         $8.703      $12.768         252
                                                                     2004        $12.768      $15.408         226
                                                                     2005        $15.408      $20.217         176
                                                                     2006        $20.217      $27.179         157
                                                                     2007        $27.179      $37.414         111
                                                                     2008        $37.414      $15.906      35,101
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.669           0
                                                                     2002         $9.669       $6.798           0
                                                                     2003         $6.798       $8.324           0
                                                                     2004         $8.324       $8.794           0
                                                                     2005         $8.794       $9.974           0
                                                                     2006         $9.974      $10.179           0
                                                                     2007        $10.179      $12.161           0
                                                                     2008        $12.161       $6.057      42,698
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.784           0
                                                                     2002         $9.784       $7.403           0
                                                                     2003         $7.403       $9.246           0
                                                                     2004         $9.246      $10.639           0
                                                                     2005        $10.639      $11.583           0
                                                                     2006        $11.583      $14.208           0
                                                                     2007        $14.208      $15.957           0
                                                                     2008        $15.957       $8.661      57,496
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.294           0
                                                                     2003         $7.294      $10.136           0
                                                                     2004        $10.136      $12.081           0
                                                                     2005        $12.081      $13.923         643
                                                                     2006        $13.923      $14.914           0
                                                                     2007        $14.914      $17.930           0
                                                                     2008        $17.930       $9.355      84,787
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.837         577
                                                                     2002         $9.837       $6.940       2,543
                                                                     2003         $6.940       $9.626       3,023
                                                                     2004         $9.626      $10.812       2,900
                                                                     2005        $10.812      $11.903       2,952
                                                                     2006        $11.903      $14.083       1,917
                                                                     2007        $14.083      $14.886       1,840
                                                                     2008        $14.886       $8.566     199,187

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.578           0
                                                                     2002        $10.578       $9.886         601
                                                                     2003         $9.886      $13.417         220
                                                                     2004        $13.417      $17.938         194
                                                                     2005        $17.938      $20.582         445
                                                                     2006        $20.582      $27.852         142
                                                                     2007        $27.852      $22.637         150
                                                                     2008        $22.637      $13.780      63,258
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.099           0
                                                                     2005        $11.099      $12.087           0
                                                                     2006        $12.087      $12.431           0
                                                                     2007        $12.431      $14.328           0
                                                                     2008        $14.328       $7.467      25,008
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.019       1,583
                                                                     2003         $8.019      $10.279       1,682
                                                                     2004        $10.279      $11.831       1,765
                                                                     2005        $11.831      $12.074       3,075
                                                                     2006        $12.074      $13.735       1,385
                                                                     2007        $13.735      $13.148       1,428
                                                                     2008        $13.148       $8.273     326,791
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.244           0
                                                                     2002         $9.244       $5.798           0
                                                                     2003         $5.798       $7.238           0
                                                                     2004         $7.238       $7.594           0
                                                                     2005         $7.594       $8.034           0
                                                                     2006         $8.034       $8.100           0
                                                                     2007         $8.100       $9.286           0
                                                                     2008         $9.286       $4.643      42,681
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $9.241           0
                                                                     2002         $9.241       $5.775           0
                                                                     2003         $5.775       $7.191         290
                                                                     2004         $7.191       $7.527         544
                                                                     2005         $7.527       $7.942       1,294
                                                                     2006         $7.942       $7.989           0
                                                                     2007         $7.989       $9.133           0
                                                                     2008         $9.133       $4.555     168,257
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.387           0
                                                                     2002         $9.387       $6.833           0
                                                                     2003         $6.833       $8.675           0
                                                                     2004         $8.675       $9.066           0
                                                                     2005         $9.066       $9.673           0
                                                                     2006         $9.673      $10.079           0
                                                                     2007        $10.079      $11.065           0
                                                                     2008        $11.065       $6.237     109,296

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.771     103,731
                                                                     2007        $10.771      $11.413      92,646
                                                                     2008        $11.413       $7.815      73,163
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.790           0
                                                                     2005        $10.790      $11.381           0
                                                                     2006        $11.381      $12.411           0
                                                                     2007        $12.411      $13.325           0
                                                                     2008        $13.325       $9.337       4,005
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.344           0
                                                                     2002         $9.344       $6.406           0
                                                                     2003         $6.406       $8.458           0
                                                                     2004         $8.458       $9.496           0
                                                                     2005         $9.496      $10.391           0
                                                                     2006        $10.391      $10.059           0
                                                                     2007        $10.059      $11.108           0
                                                                     2008        $11.108       $6.250      43,025
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.829           0
                                                                     2002         $9.829       $7.239         264
                                                                     2003         $7.239       $9.379         547
                                                                     2004         $9.379      $10.225         530
                                                                     2005        $10.225      $10.484         514
                                                                     2006        $10.484      $12.023         500
                                                                     2007        $12.023      $12.356         476
                                                                     2008        $12.356       $7.182     265,093
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.469           0
                                                                     2002         $9.469       $6.303           0
                                                                     2003         $6.303       $7.622           0
                                                                     2004         $7.622       $8.094           0
                                                                     2005         $8.094       $9.112           0
                                                                     2006         $9.112       $8.875           0
                                                                     2007         $8.875       $9.883           0
                                                                     2008         $9.883       $5.829      81,819

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.666           0
                                                                     2005        $10.666      $10.800           0
                                                                     2006        $10.800      $11.578           0
                                                                     2007        $11.578      $11.656           0
                                                                     2008        $11.656       $8.755       3,022
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.209           0
                                                                     2005        $11.209      $11.162           0
                                                                     2006        $11.162      $12.938           0
                                                                     2007        $12.938      $13.156           0
                                                                     2008        $13.156       $9.072      62,172
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.921           0
                                                                     2005        $10.921      $11.834           0
                                                                     2006        $11.834      $13.732           0
                                                                     2007        $13.732      $13.927           0
                                                                     2008        $13.927       $8.586      29,988
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.487           0
                                                                     2005        $11.487      $12.404           0
                                                                     2006        $12.404      $14.766           0
                                                                     2007        $14.766      $16.709           0
                                                                     2008        $16.709       $9.765      25,777
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.886           0
                                                                     2002         $9.886       $7.491       1,533
                                                                     2003         $7.491       $9.354         829
                                                                     2004         $9.354      $10.188         828
                                                                     2005        $10.188      $10.508         293
                                                                     2006        $10.508      $11.940          28
                                                                     2007        $11.940      $10.996          27
                                                                     2008        $10.996       $6.607      39,230
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.702           0
                                                                     2002         $9.702       $7.392         439
                                                                     2003         $7.392       $9.312         727
                                                                     2004         $9.312      $10.606       1,289
                                                                     2005        $10.606      $11.665       2,093
                                                                     2006        $11.665      $14.604       1,079
                                                                     2007        $14.604      $15.511         984
                                                                     2008        $15.511       $8.521     139,346
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.276         229
                                                                     2003         $7.276      $10.673         805
                                                                     2004        $10.673      $13.204         738
                                                                     2005        $13.204      $13.854       1,077
                                                                     2006        $13.854      $15.929         691
                                                                     2007        $15.929      $13.626         678
                                                                     2008        $13.626       $8.098      89,724

                       Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 1.9



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.097         602
                                                                     2002         $9.097       $6.551       2,633
                                                                     2003         $6.551       $8.021       3,644
                                                                     2004         $8.021       $8.257       1,961
                                                                     2005         $8.257       $8.555       2,010
                                                                     2006         $8.555       $8.842       2,183
                                                                     2007         $8.842       $9.144       2,176
                                                                     2008         $9.144       $5.644      78,389



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.162      32,523
                                                                     2002         $9.162       $6.922      46,945
                                                                     2003         $6.922       $8.525      67,686
                                                                     2004         $8.525       $9.390      68,323
                                                                     2005         $9.390      $11.285      62,702
                                                                     2006        $11.285      $11.895      71,258
                                                                     2007        $11.895      $13.904      63,859
                                                                     2008        $13.904       $6.943      58,722
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.287     107,106
                                                                     2002         $9.287       $7.436     217,081
                                                                     2003         $7.436       $9.285     303,011
                                                                     2004         $9.285       $9.839     315,518
                                                                     2005         $9.839      $10.151     267,427
                                                                     2006        $10.151      $11.017     206,852
                                                                     2007        $11.017      $11.207     182,748
                                                                     2008        $11.207       $6.973     127,248
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                     2001        $10.000       $9.195      82,118
                                                                     2002         $9.195       $7.072     191,360
                                                                     2003         $7.072       $8.487     275,607
                                                                     2004         $8.487       $9.214     252,732
                                                                     2005         $9.214      $10.637     222,072
                                                                     2006        $10.637      $10.825     178,255
                                                                     2007        $10.825      $12.638     146,580
                                                                     2008        $12.638       $6.466     102,234
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y
                                                                     2001        $10.000       $9.531      19,588
                                                                     2002         $9.531       $7.323      62,369
                                                                     2003         $7.323       $9.230      85,128
                                                                     2004         $9.230      $10.166      71,463
                                                                     2005        $10.166      $10.787      59,830
                                                                     2006        $10.787      $13.720      49,897
                                                                     2007        $13.720      $15.495      41,438
                                                                     2008        $15.495       $8.672      31,553

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y
                                                                     2001        $10.000       $8.953       4,005
                                                                     2002         $8.953       $6.931      11,385
                                                                     2003         $6.931       $8.874      17,176
                                                                     2004         $8.874       $9.757      22,146
                                                                     2005         $9.757      $10.171      17,988
                                                                     2006        $10.171      $11.788      14,275
                                                                     2007        $11.788      $13.467      13,718
                                                                     2008        $13.467       $7.390      12,561
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                     2001        $10.000       $9.661      14,265
                                                                     2002         $9.661       $8.257      64,127
                                                                     2003         $8.257      $10.644     126,613
                                                                     2004        $10.644      $11.950     148,551
                                                                     2005        $11.950      $12.424     144,996
                                                                     2006        $12.424      $14.795     120,994
                                                                     2007        $14.795      $15.466     109,486
                                                                     2008        $15.466       $8.922      86,664
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y
                                                                     2001        $10.000       $7.698      13,004
                                                                     2002         $7.698       $6.983      62,541
                                                                     2003         $6.983       $8.714     120,583
                                                                     2004         $8.714       $9.349      66,919
                                                                     2005         $9.349       $9.331      61,846
                                                                     2006         $9.331       $9.961      35,798
                                                                     2007         $9.961      $10.133      28,957
                                                                     2008        $10.133       $7.621      26,069
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y
                                                                     2001        $10.000       $9.602      19,518
                                                                     2002         $9.602       $8.655      57,563
                                                                     2003         $8.655      $10.213     104,801
                                                                     2004        $10.213      $11.073      99,568
                                                                     2005        $11.073      $11.571      89,567
                                                                     2006        $11.571      $12.913      95,709
                                                                     2007        $12.913      $13.005      97,907
                                                                     2008        $13.005       $9.367      73,271
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                     2001        $10.000      $10.394      74,643
                                                                     2002        $10.394      $10.714     217,334
                                                                     2003        $10.714      $11.340     282,496
                                                                     2004        $11.340      $11.668     215,559
                                                                     2005        $11.668      $11.778     204,542
                                                                     2006        $11.778      $12.149     193,805
                                                                     2007        $12.149      $12.577     184,391
                                                                     2008        $12.577      $11.194     128,474

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y
                                                                     2001        $10.000      $10.253      62,636
                                                                     2002        $10.253      $10.422     140,912
                                                                     2003        $10.422      $10.407     225,916
                                                                     2004        $10.407      $10.310     208,409
                                                                     2005        $10.310      $10.249     178,949
                                                                     2006        $10.249      $10.441     164,858
                                                                     2007        $10.441      $10.509     177,941
                                                                     2008        $10.509       $8.725      99,227
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                     2001        $10.000      $10.028     140,953
                                                                     2002        $10.028       $9.926     226,154
                                                                     2003         $9.926       $9.760     220,177
                                                                     2004         $9.760       $9.616     175,947
                                                                     2005         $9.616       $9.655     162,683
                                                                     2006         $9.655       $9.867     197,588
                                                                     2007         $9.867      $10.112     177,576
                                                                     2008        $10.112      $10.119     231,651
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                     2001        $10.000       $9.424      88,849
                                                                     2002         $9.424       $7.136     189,549
                                                                     2003         $7.136       $8.912     245,807
                                                                     2004         $8.912       $9.625     265,677
                                                                     2005         $9.625       $9.844     205,733
                                                                     2006         $9.844      $11.106     189,286
                                                                     2007        $11.106      $11.418     151,825
                                                                     2008        $11.418       $7.014     116,174
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                     2001        $10.000       $9.508      55,765
                                                                     2002         $9.508       $8.369     121,094
                                                                     2003         $8.369      $10.316     130,297
                                                                     2004        $10.316      $11.124     121,354
                                                                     2005        $11.124      $11.772     108,279
                                                                     2006        $11.772      $13.228     103,138
                                                                     2007        $13.228      $14.036      94,253
                                                                     2008        $14.036      $10.418      57,317
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y
                                                                     2001        $10.000       $8.287      45,946
                                                                     2002         $8.287       $6.242      81,041
                                                                     2003         $6.242       $7.162      89,601
                                                                     2004         $7.162       $8.436      80,742
                                                                     2005         $8.436       $9.446      83,991
                                                                     2006         $9.446      $11.103      83,606
                                                                     2007        $11.103      $13.050      67,393
                                                                     2008        $13.050       $8.504      46,246

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                                     2001        $10.000       $9.741       9,160
                                                                     2002         $9.741       $8.689      17,207
                                                                     2003         $8.689      $12.736      18,327
                                                                     2004        $12.736      $15.354      31,006
                                                                     2005        $15.354      $20.126      27,601
                                                                     2006        $20.126      $27.029      37,976
                                                                     2007        $27.029      $37.170      34,672
                                                                     2008        $37.170      $15.787      25,710
-------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.609      17,703
                                                                     2002         $9.609       $6.787      40,574
                                                                     2003         $6.787       $8.303      55,332
                                                                     2004         $8.303       $8.763      58,863
                                                                     2005         $8.763       $9.929      53,711
                                                                     2006         $9.929      $10.123      43,460
                                                                     2007        $10.123      $12.082      34,827
                                                                     2008        $12.082       $6.011      30,390
-------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I
                                                                     2001        $10.000       $9.074       7,499
                                                                     2002         $9.074       $7.391      23,975
                                                                     2003         $7.391       $9.223      29,246
                                                                     2004         $9.223      $10.601      33,939
                                                                     2005        $10.601      $11.531      36,853
                                                                     2006        $11.531      $14.130      40,218
                                                                     2007        $14.130      $15.853      34,304
                                                                     2008        $15.853       $8.596      28,913
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class I
                                                                     2002        $10.000       $7.289      33,994
                                                                     2003         $7.289      $10.119      74,890
                                                                     2004        $10.119      $12.049      83,472
                                                                     2005        $12.049      $13.872      73,876
                                                                     2006        $13.872      $14.844      74,724
                                                                     2007        $14.844      $17.828      70,285
                                                                     2008        $17.828       $9.293      56,812
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class I
                                                                     2001        $10.000       $9.831     128,931
                                                                     2002         $9.831       $6.929     278,464
                                                                     2003         $6.929       $9.602     270,357
                                                                     2004         $9.602      $10.774     255,492
                                                                     2005        $10.774      $11.849     235,099
                                                                     2006        $11.849      $14.006     211,658
                                                                     2007        $14.006      $14.789     190,328
                                                                     2008        $14.789       $8.502     143,376

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                                     2001        $10.000      $10.230      22,121
                                                                     2002        $10.230       $9.870      57,417
                                                                     2003         $9.870      $13.383      85,725
                                                                     2004        $13.383      $17.875      99,081
                                                                     2005        $17.875      $20.489      90,566
                                                                     2006        $20.489      $27.699      82,787
                                                                     2007        $27.699      $22.490      71,659
                                                                     2008        $22.490      $13.676      53,810
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                     2004        $10.000      $11.091      19,969
                                                                     2005        $11.091      $12.069      15,592
                                                                     2006        $12.069      $12.401      14,399
                                                                     2007        $12.401      $14.279      11,266
                                                                     2008        $14.279       $7.433       9,207
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                     2002        $10.000       $8.014     276,201
                                                                     2003         $8.014      $10.262     390,412
                                                                     2004        $10.262      $11.800     430,151
                                                                     2005        $11.800      $12.030     415,996
                                                                     2006        $12.030      $13.671     398,600
                                                                     2007        $13.671      $13.074     345,722
                                                                     2008        $13.074       $8.218     266,416
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class I
                                                                     2001        $10.000       $9.243           0
                                                                     2002         $9.243       $5.789      22,995
                                                                     2003         $5.789       $7.220      27,996
                                                                     2004         $7.220       $7.567      24,935
                                                                     2005         $7.567       $7.998      24,281
                                                                     2006         $7.998       $8.056      23,173
                                                                     2007         $8.056       $9.225      18,957
                                                                     2008         $9.225       $4.608      18,487
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II (1)
                                                                     2001        $10.000       $8.744      97,388
                                                                     2002         $8.744       $5.766     190,862
                                                                     2003         $5.766       $7.173     238,208
                                                                     2004         $7.173       $7.500     213,338
                                                                     2005         $7.500       $7.906     185,732
                                                                     2006         $7.906       $7.945     152,940
                                                                     2007         $7.945       $9.074     134,512
                                                                     2008         $9.074       $4.521     119,170
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series I
                                                                     2001        $10.000       $9.211      61,095
                                                                     2002         $9.211       $6.822      62,600
                                                                     2003         $6.822       $8.653      58,582
                                                                     2004         $8.653       $9.034      60,099
                                                                     2005         $9.034       $9.629      49,360
                                                                     2006         $9.629      $10.023      60,571
                                                                     2007        $10.023      $10.993      54,593
                                                                     2008        $10.993       $6.190      39,955

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
                                                                     2006        $10.000      $10.763      74,006
                                                                     2007        $10.763      $11.394      62,455
                                                                     2008        $11.394       $7.794      46,965
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series I
                                                                     2004        $10.000      $10.783         454
                                                                     2005        $10.783      $11.366       1,292
                                                                     2006        $11.366      $12.382       2,261
                                                                     2007        $12.382      $13.281       2,079
                                                                     2008        $13.281       $9.296       1,158
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                     2001        $10.000       $9.106      28,772
                                                                     2002         $9.106       $6.396      27,065
                                                                     2003         $6.396       $8.437      46,904
                                                                     2004         $8.437       $9.462      60,088
                                                                     2005         $9.462      $10.344      61,575
                                                                     2006        $10.344      $10.004      47,328
                                                                     2007        $10.004      $11.035      41,458
                                                                     2008        $11.035       $6.203      37,662
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                     2001        $10.000       $9.496     160,636
                                                                     2002         $9.496       $7.228     298,203
                                                                     2003         $7.228       $9.356     354,552
                                                                     2004         $9.356      $10.189     319,663
                                                                     2005        $10.189      $10.437     308,155
                                                                     2006        $10.437      $11.956     268,493
                                                                     2007        $11.956      $12.275     230,982
                                                                     2008        $12.275       $7.128     174,325
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                     2001        $10.000       $9.293      19,553
                                                                     2002         $9.293       $6.293      66,588
                                                                     2003         $6.293       $7.602      80,947
                                                                     2004         $7.602       $8.066      73,273
                                                                     2005         $8.066       $9.071      61,745
                                                                     2006         $9.071       $8.826      64,399
                                                                     2007         $8.826       $9.818      62,341
                                                                     2008         $9.818       $5.785      54,100

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2
                                                                     2004        $10.000      $10.658         605
                                                                     2005        $10.658      $10.783       2,691
                                                                     2006        $10.783      $11.548       7,992
                                                                     2007        $11.548      $11.614       7,130
                                                                     2008        $11.614       $8.714       9,869
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                     2004        $10.000      $11.201       1,875
                                                                     2005        $11.201      $11.145      19,125
                                                                     2006        $11.145      $12.905      58,251
                                                                     2007        $12.905      $13.110      71,526
                                                                     2008        $13.110       $9.030      70,688
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                     2004        $10.000      $10.914       1,015
                                                                     2005        $10.914      $11.815      10,726
                                                                     2006        $11.815      $13.697      40,049
                                                                     2007        $13.697      $13.877      44,548
                                                                     2008        $13.877       $8.546      52,277
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                     2004        $10.000      $11.479       7,526
                                                                     2005        $11.479      $12.384      30,764
                                                                     2006        $12.384      $14.728      39,331
                                                                     2007        $14.728      $16.649      37,435
                                                                     2008        $16.649       $9.720      28,809
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB
                                                                     2001        $10.000       $9.429       3,372
                                                                     2002         $9.429       $7.480      54,496
                                                                     2003         $7.480       $9.330      65,291
                                                                     2004         $9.330      $10.152      62,661
                                                                     2005        $10.152      $10.461      55,079
                                                                     2006        $10.461      $11.874      47,260
                                                                     2007        $11.874      $10.924      38,180
                                                                     2008        $10.924       $6.557      25,120
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                     2001        $10.000       $9.155      34,549
                                                                     2002         $9.155       $7.380      97,694
                                                                     2003         $7.380       $9.289     117,722
                                                                     2004         $9.289      $10.569     116,159
                                                                     2005        $10.569      $11.612     113,555
                                                                     2006        $11.612      $14.524     125,048
                                                                     2007        $14.524      $15.410     109,830
                                                                     2008        $15.410       $8.457      86,809
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund--Class IB
                                                                     2002        $10.000       $7.271      81,504
                                                                     2003         $7.271      $10.655     105,138
                                                                     2004        $10.655      $13.169     117,987
                                                                     2005        $13.169      $13.803     109,662
                                                                     2006        $13.803      $15.855     105,321
                                                                     2007        $15.855      $13.549      85,051
                                                                     2008        $13.549       $8.045      65,444

                     Morgan Stanley Variable Annuity 3 - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
             AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                            Mortality & Expense = 2.0



                                                                                                          Number
                                                                              Accumulation Accumulation  of Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period   of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                     2001        $10.000       $9.092      40,982
                                                                     2002         $9.092       $6.541      69,720
                                                                     2003         $6.541       $8.000      76,360
                                                                     2004         $8.000       $8.228      72,051
                                                                     2005         $8.228       $8.517      65,481
                                                                     2006         $8.517       $8.793      53,369
                                                                     2007         $8.793       $9.085      29,945
                                                                     2008         $9.085       $5.601      21,824



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth
     Portfolio, Class I.

                         ------------------------------
                         Allstate Financial Advisors Separate Account I

                         Financial Statements as of December 31, 2008 and for the periods ended December 31, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 17, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      Academic                   AST         AST      Alliance    American
                                     Strategies      AST     Aggressive   Alliance    Bernstein    Century
                                        Asset     Advanced      Asset     Bernstein   Growth &    Income &
                                     Allocation  Strategies  Allocation  Core Value    Income      Growth
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ----------  ----------   --------     -------     -------     -------
    Total assets.................... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
NET ASSETS
Accumulation units.................. $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --          --
                                     ----------  ----------   --------     -------     -------     -------
    Total net assets................ $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................    768,697     171,481     13,462       3,552       2,418       1,129
                                     ==========  ==========   ========     =======     =======     =======
Cost of investments................. $7,766,661  $1,608,712   $139,057     $37,713     $54,498     $12,156
                                     ==========  ==========   ========     =======     =======     =======
ACCUMULATION UNIT VALUE
    Lowest.......................... $     6.90  $     7.04   $   5.80     $  5.35     $  5.87     $  6.05
                                     ==========  ==========   ========     =======     =======     =======
    Highest......................... $     7.06  $     7.31   $   6.08     $  6.09     $  6.48     $  6.84
                                     ==========  ==========   ========     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                         AST         AST
                                         AST         AST         AST     AST Capital     CLS         CLS
                                      Balanced      Bond        Bond       Growth      Growth     Moderate
                                        Asset     Portfolio   Portfolio     Asset       Asset       Asset
                                     Allocation     2018        2019     Allocation  Allocation  Allocation
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ----------  ----------    -------   ----------    -------    --------
    Total assets.................... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
NET ASSETS
Accumulation units.................. $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
Contracts in payout (annuitization)
 period.............................         --          --         --           --         --          --
                                     ----------  ----------    -------   ----------    -------    --------
    Total net assets................ $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    549,096      85,882      6,078      580,793      7,912     102,498
                                     ==========  ==========    =======   ==========    =======    ========
Cost of investments................. $4,800,466  $  885,477    $65,950   $5,692,585    $57,219    $781,304
                                     ==========  ==========    =======   ==========    =======    ========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     7.22  $    12.12    $ 12.18   $     6.58    $  6.65    $   7.30
                                     ==========  ==========    =======   ==========    =======    ========
    Highest......................... $     7.39  $    12.19    $ 12.25   $     6.73    $  6.73    $   7.38
                                     ==========  ==========    =======   ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced     Advanced    Advanced
                                       Series      Series      Series      Series       Series      Series
                                        Trust       Trust       Trust       Trust       Trust        Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                     ----------- ----------- ----------- ----------- ------------ -----------
                                                                                         AST
                                         AST         AST         AST         AST     First Trust      AST
                                       Cohen &      DeAm      Federated  First Trust   Capital       Focus
                                       Steers     Large-Cap  Aggressive   Balanced   Appreciation  Four Plus
                                       Realty       Value      Growth      Target       Target     Portfolio
                                     ----------- ----------- ----------- ----------- ------------ -----------
ASSETS
Investments at fair value...........   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       -------     -------     -------   ----------   ----------    -------
    Total assets....................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
NET ASSETS
Accumulation units..................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
Contracts in payout (annuitization)
 period.............................        --          --          --           --           --         --
                                       -------     -------     -------   ----------   ----------    -------
    Total net assets................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
FUND SHARE INFORMATION
Number of shares....................     6,502       2,020       2,201      251,681      963,180      1,769
                                       =======     =======     =======   ==========   ==========    =======
Cost of investments.................   $55,020     $22,564     $19,672   $2,223,359   $8,931,227    $12,897
                                       =======     =======     =======   ==========   ==========    =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.85     $  5.97     $  5.54   $     6.63   $     6.08    $  7.44
                                       =======     =======     =======   ==========   ==========    =======
    Highest.........................   $  6.04     $  6.56     $  6.22   $     6.78   $     6.22    $  7.50
                                       =======     =======     =======   ==========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series       Series      Series      Series      Series      Series
                                        Trust       Trust        Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       Goldman      Goldman     Goldman                 Horizon
                                       Global       Sachs        Sachs       Sachs                  Growth
                                        Real     Concentrated   Mid-Cap    Small-Cap      AST        Asset
                                       Estate       Growth      Growth       Value    High Yield  Allocation
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        -----      -------      -------     ------      -------    --------
    Total assets....................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                        -----      -------      -------     ------      -------    --------
    Total net assets................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................       84        1,818       13,104        316        7,335      15,057
                                        =====      =======      =======     ======      =======    ========
Cost of investments.................    $ 416      $43,712      $68,115     $2,791      $46,980    $105,786
                                        =====      =======      =======     ======      =======    ========
ACCUMULATION UNIT VALUE
    Lowest..........................    $6.09      $  6.03      $  5.93     $ 7.61      $  7.25    $   7.09
                                        =====      =======      =======     ======      =======    ========
    Highest.........................    $6.13      $  6.19      $  6.13     $ 7.66      $  7.78    $   7.17
                                        =====      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced      Advanced     Advanced     Advanced     Advanced
                                       Series       Series        Series       Series       Series       Series
                                        Trust        Trust         Trust        Trust        Trust        Trust
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       Horizon                                   AST          AST
                                      Moderate        AST           AST      Investment    JPMorgan        AST
                                        Asset    International International    Grade    International  Large-Cap
                                     Allocation     Growth         Value        Bond        Equity        Value
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      --------     --------      --------    -----------    -------      -------
    Total assets....................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
NET ASSETS
Accumulation units..................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
Contracts in payout (annuitization)
 period.............................        --           --            --             --         --           --
                                      --------     --------      --------    -----------    -------      -------
    Total net assets................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
FUND SHARE INFORMATION
Number of shares....................    36,185        8,324         6,326      1,075,632      3,083          623
                                      ========     ========      ========    ===========    =======      =======
Cost of investments.................  $282,156     $109,949      $122,185    $10,751,450    $77,119      $12,933
                                      ========     ========      ========    ===========    =======      =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $   7.57     $   5.19      $   5.69    $     10.76    $  5.88      $  5.43
                                      ========     ========      ========    ===========    =======      =======
    Highest.........................  $   7.65     $   5.47      $   5.86    $     10.83    $  6.02      $  6.10
                                      ========     ========      ========    ===========    =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                        Series      Series      Series      Series      Series      Series
                                        Trust        Trust       Trust       Trust       Trust       Trust
                                     Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         Lord       Marsico       AST         AST         AST         AST
                                     Abbett Bond-   Capital   MFS Global      MFS       Mid-Cap      Money
                                      Debenture     Growth      Equity      Growth       Value      Market
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       -------      -------    --------     -------     -------   ----------
    Total assets....................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
NET ASSETS
Accumulation units..................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------    --------     -------     -------   ----------
    Total net assets................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     3,595        3,473      12,009         996       1,434    1,014,599
                                       =======      =======    ========     =======     =======   ==========
Cost of investments.................   $39,907      $72,103    $128,563     $10,156     $13,658   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  7.55      $  5.92    $   6.68     $  6.56     $  5.85   $    10.02
                                       =======      =======    ========     =======     =======   ==========
    Highest.........................   $  7.93      $  6.06    $   6.84     $  6.81     $  6.18   $    10.31
                                       =======      =======    ========     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced      Advanced     Advanced    Advanced
                                       Series      Series      Series        Series       Series      Series
                                        Trust       Trust       Trust        Trust         Trust       Trust
                                     Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      Neuberger   Neuberger   Neuberger     Niemann     Parametric     PIMCO
                                       Berman/     Berman      Berman    Capital Growth  Emerging     Limited
                                     LSV Mid-Cap   Mid-Cap    Small-Cap      Asset        Markets    Maturity
                                        Value      Growth      Growth      Allocation     Equity       Bond
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       -------     -------     ------       --------      ------     --------
    Total assets....................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
NET ASSETS
Accumulation units..................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
Contracts in payout (annuitization)
 period.............................        --          --         --             --          --           --
                                       -------     -------     ------       --------      ------     --------
    Total net assets................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
FUND SHARE INFORMATION
Number of shares....................     3,030       1,871        797         17,566         955       16,990
                                       =======     =======     ======       ========      ======     ========
Cost of investments.................   $46,093     $37,392     $7,180       $128,317      $6,697     $190,775
                                       =======     =======     ======       ========      ======     ========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.62     $  5.79     $ 6.27       $   7.46      $ 5.55     $   9.76
                                       =======     =======     ======       ========      ======     ========
    Highest.........................   $  5.92     $  6.19     $ 6.41       $   7.54      $ 5.59     $  10.39
                                       =======     =======     ======       ========      ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced     Advanced      Advanced      Advanced    Advanced    Advanced
                                        Series       Series        Series        Series      Series      Series
                                        Trust        Trust          Trust         Trust       Trust       Trust
                                     Sub-Account  Sub-Account    Sub-Account   Sub-Account Sub-Account Sub-Account
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       Schroders
                                        PIMCO     Preservation       AST       Multi-Asset     AST         AST
                                     Total Return    Asset           QMA          World     Small-Cap   Small-Cap
                                         Bond      Allocation  US Equity Alpha Strategies    Growth       Value
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       --------    ----------      -------      --------      -----      -------
    Total assets....................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
NET ASSETS
Accumulation units..................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------      -----      -------
    Total net assets................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
FUND SHARE INFORMATION
Number of shares....................     16,804       508,110        8,595        31,470         70        2,979
                                       ========    ==========      =======      ========      =====      =======
Cost of investments.................   $201,801    $4,954,749      $98,994      $317,154      $ 792      $38,790
                                       ========    ==========      =======      ========      =====      =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $   9.38    $     8.00      $  5.80      $   7.06      $6.23      $  6.45
                                       ========    ==========      =======      ========      =====      =======
    Highest.........................   $  10.29    $     8.39      $  5.93      $   7.22      $6.37      $  7.56
                                       ========    ==========      =======      ========      =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                            Franklin
                                                                                                           Templeton
                                       Advanced      Advanced      Advanced      Advanced     Advanced      Variable
                                        Series        Series        Series        Series       Series      Insurance
                                         Trust         Trust         Trust         Trust        Trust    Products Trust
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ------------- ------------- ------------- ------------- ----------- --------------
                                                                                                            Franklin
                                          AST           AST           AST           AST                    Templeton
                                     T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price     AST      VIP Founding
                                         Asset        Global       Large-Cap      Natural    UBS Dynamic     Funds
                                      Allocation       Bond         Growth       Resources      Alpha      Allocation
                                     ------------- ------------- ------------- ------------- ----------- --------------
ASSETS
Investments at fair value...........  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ----------      -------       -------      --------    ----------    ----------
    Total assets....................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
NET ASSETS
Accumulation units..................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --            --
                                      ----------      -------       -------      --------    ----------    ----------
    Total net assets................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
FUND SHARE INFORMATION
Number of shares....................     262,954        5,377         3,131         4,561       194,746       297,490
                                      ==========      =======       =======      ========    ==========    ==========
Cost of investments.................  $4,016,147      $64,821       $33,185      $153,435    $2,265,906    $1,830,540
                                      ==========      =======       =======      ========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     7.33      $  9.19       $  5.81      $   4.68    $     7.75    $     6.60
                                      ==========      =======       =======      ========    ==========    ==========
    Highest.........................  $     7.50      $ 10.28       $  6.21      $   5.78    $     7.93    $     6.67
                                      ==========      =======       =======      ========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                       Insurance     Insurance    Insurance    Insurance    Insurance    Insurance
                                         Funds         Funds        Funds        Funds        Funds        Funds
                                      Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     -------------- ------------ ------------ ------------ ------------ ------------
                                                                  AIM V. I.    AIM V. I.                 AIM V. I.
                                       AIM V. I.     AIM V. I.     Capital      Capital     AIM V. I.   Diversified
                                     Basic Balanced Basic Value  Appreciation Development  Core Equity     Income
                                     -------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total assets....................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
NET ASSETS
Accumulation units..................  $18,057,148   $ 8,613,941  $ 75,454,465 $ 8,623,599  $104,018,713 $10,968,831
Contracts in payout (annuitization)
 period.............................        4,361        18,354       263,053      15,701       346,435      60,675
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total net assets................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares....................    2,652,204     2,105,438     4,482,979   1,089,445     5,284,311   1,882,168
                                      ===========   ===========  ============ ===========  ============ ===========
Cost of investments.................  $29,028,089   $17,934,487  $112,585,465 $13,791,620  $128,941,707 $16,088,845
                                      ===========   ===========  ============ ===========  ============ ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $      5.44   $      5.96  $       3.92 $      7.43  $       5.79 $      9.14
                                      ===========   ===========  ============ ===========  ============ ===========
    Highest.........................  $      7.80   $      7.03  $       9.97 $     10.62  $      14.84 $     11.52
                                      ===========   ===========  ============ ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable AIM Variable
                                      Insurance    Insurance     Insurance    Insurance    Insurance    Insurance
                                        Funds        Funds         Funds        Funds        Funds        Funds
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------ ------------ ------------
                                      AIM V. I.                  AIM V. I.    AIM V. I.    AIM V. I.
                                      Government   AIM V. I.   International  Large Cap     Mid Cap     AIM V. I.
                                      Securities   High Yield     Growth        Growth    Core Equity  Money Market
                                     ------------ ------------ ------------- ------------ ------------ ------------
ASSETS
Investments at fair value........... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total assets.................... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
NET ASSETS
Accumulation units.................. $22,935,733   $5,637,703   $26,725,687  $ 8,304,690  $12,837,120  $23,381,190
Contracts in payout (annuitization)
 period.............................     134,515       11,513       247,232          717        5,862       12,423
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total net assets................ $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................   1,767,835    1,530,953     1,383,936      849,224    1,495,109   23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
Cost of investments................. $21,275,157   $9,065,667   $28,695,521  $10,601,975  $17,664,171  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     13.90   $     7.56   $      7.78  $      7.63  $      9.25  $     10.83
                                     ===========   ==========   ===========  ===========  ===========  ===========
    Highest......................... $     16.44   $    10.88   $     15.11  $      7.75  $     12.71  $     12.91
                                     ===========   ==========   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                               AIM Variable  AIM Variable   AIM Variable    AIM Variable
                                     AIM Variable AIM Variable  Insurance     Insurance       Insurance      Insurance
                                      Insurance    Insurance      Funds         Funds           Funds          Funds
                                        Funds        Funds      Series II     Series II       Series II      Series II
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account
                                     ------------ ------------ ------------ -------------- --------------- --------------
                                                                                              AIM V. I.      AIM V. I.
                                      AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital        Capital
                                      Technology   Utilities   Balanced II  Basic Value II Appreciation II Development II
                                     ------------ ------------ ------------ -------------- --------------- --------------
ASSETS
Investments at fair value...........  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total assets....................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
NET ASSETS
Accumulation units..................  $1,985,470   $7,270,704   $  906,532   $ 8,651,910     $3,716,103       $336,338
Contracts in payout (annuitization)
 period.............................          --       37,217           --            --             --             --
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total net assets................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
FUND SHARE INFORMATION
Number of shares....................     236,930      546,182      133,707     2,125,777        223,727         43,454
                                      ==========   ==========   ==========   ===========     ==========       ========
Cost of investments.................  $2,796,710   $8,700,169   $1,246,441   $17,533,724     $4,738,625       $592,269
                                      ==========   ==========   ==========   ===========     ==========       ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $     6.98   $    13.64   $     6.42   $      5.62     $     6.46       $   7.65
                                      ==========   ==========   ==========   ===========     ==========       ========
    Highest.........................  $     7.18   $    14.03   $     6.93   $      7.79     $     9.02       $   8.27
                                      ==========   ==========   ==========   ===========     ==========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                       Insurance     Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds         Funds         Funds         Funds         Funds        Funds
                                       Series II     Series II     Series II     Series II     Series II    Series II
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     -------------- ------------ ------------- ------------- ------------- ------------
                                                     AIM V. I.     AIM V. I.                   AIM V. I.    AIM V. I.
                                       AIM V. I.    Diversified   Government     AIM V. I.   International  Large Cap
                                     Core Equity II  Income II   Securities II High Yield II   Growth II    Growth II
                                     -------------- ------------ ------------- ------------- ------------- ------------
ASSETS
Investments at fair value...........   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ----------     --------    ----------     --------      --------      --------
    Total assets....................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
NET ASSETS
Accumulation units..................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
Contracts in payout (annuitization)
 period.............................           --           --            --           --            --            --
                                       ----------     --------    ----------     --------      --------      --------
    Total net assets................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
FUND SHARE INFORMATION
Number of shares....................      136,211       61,266       187,778      100,841        37,385        65,838
                                       ==========     ========    ==========     ========      ========      ========
Cost of investments.................   $3,333,553     $501,827    $2,302,558     $545,403      $767,888      $794,737
                                       ==========     ========    ==========     ========      ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $     7.64     $   8.94    $    11.85     $   9.60      $  11.57      $   7.46
                                       ==========     ========    ==========     ========      ========      ========
    Highest.........................   $     9.54     $   9.66    $    12.81     $  10.37      $  12.51      $   7.67
                                       ==========     ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                              Alliance      Alliance
                                      AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein     Bernstein
                                       Insurance     Insurance     Insurance    Insurance     Variable      Variable
                                         Funds         Funds         Funds        Funds        Product       Product
                                       Series II     Series II     Series II    Series II    Series Fund   Series Fund
                                      Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------ ------------- ------------ ------------- -------------
                                                                                                            Alliance
                                       AIM V. I.     AIM V. I.                                Alliance    Bernstein VPS
                                        Mid Cap        Money       AIM V. I.    AIM V. I.   Bernstein VPS   Growth &
                                     Core Equity II  Market II   Technology II Utilities II    Growth        Income
                                     -------------- ------------ ------------- ------------ ------------- -------------
ASSETS
Investments at fair value...........   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ----------    ----------     -------      --------    -----------  ------------
    Total assets....................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
NET ASSETS
Accumulation units..................   $3,798,267    $2,045,065     $42,982      $572,011    $24,156,920  $ 74,370,838
Contracts in payout (annuitization)
 period.............................       10,807            --          --            --         30,117       227,292
                                       ----------    ----------     -------      --------    -----------  ------------
    Total net assets................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
FUND SHARE INFORMATION
Number of shares....................      447,074     2,045,065       5,204        43,008      1,879,335     5,751,591
                                       ==========    ==========     =======      ========    ===========  ============
Cost of investments.................   $5,322,990    $2,045,065     $60,488      $724,798    $33,185,685  $122,776,179
                                       ==========    ==========     =======      ========    ===========  ============
ACCUMULATION UNIT VALUE
    Lowest..........................   $     8.96    $     9.69     $  6.66      $  13.06    $      4.14  $       7.07
                                       ==========    ==========     =======      ========    ===========  ============
    Highest.........................   $    10.85    $    10.48     $  7.01      $  13.75    $      9.55  $       9.77
                                       ==========    ==========     =======      ========    ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Bernstein     Bernstein     Bernstein     Bernstein     Bernstein      American
                                       Variable      Variable      Variable      Variable      Variable        Century
                                        Product       Product       Product       Product       Product       Variable
                                      Series Fund   Series Fund   Series Fund   Series Fund   Series Fund  Portfolios, Inc
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                       Alliance      Alliance      Alliance      Alliance
                                     Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance       American
                                     International   Large Cap     Small/Mid      Utility    Bernstein VPS     Century
                                         Value        Growth       Cap Value      Income         Value       VP Balanced
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total assets....................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
NET ASSETS
Accumulation units..................  $20,503,797   $19,367,384   $21,471,044   $4,166,829    $1,913,545       $17,905
Contracts in payout (annuitization)
 period.............................        4,986            --            --       23,676            --            --
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total net assets................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
FUND SHARE INFORMATION
Number of shares....................    1,876,375     1,074,176     2,175,384      257,244       252,114         3,391
                                      ===========   ===========   ===========   ==========    ==========       =======
Cost of investments.................  $36,685,739   $25,894,202   $33,735,412   $5,943,400    $3,287,088       $23,513
                                      ===========   ===========   ===========   ==========    ==========       =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $      7.27   $      4.08   $     11.22   $     9.59    $     6.74       $ 12.35
                                      ===========   ===========   ===========   ==========    ==========       =======
    Highest.........................  $      7.63   $      9.12   $     12.09   $    10.06    $     7.08       $ 12.50
                                      ===========   ===========   ===========   ==========    ==========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Dreyfus
                                      Socially                   Dreyfus      Dreyfus
                                     Responsible                 Variable     Variable       DWS         DWS
                                       Growth    Dreyfus Stock  Investment   Investment   Variable     Variable
                                     Fund, Inc.   Index Fund       Fund         Fund      Series I     Series I
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account
                                     ----------- ------------- ------------ ------------ ----------- ------------
                                       Dreyfus
                                      Socially                                                           DWS
                                     Responsible Dreyfus Stock VIF Growth &     VIF          DWS       Capital
                                     Growth Fund  Index Fund      Income    Money Market Bond VIP A  Growth VIP A
                                     ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments at fair value...........   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       -------     --------      --------    ----------   --------    ----------
    Total assets....................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
NET ASSETS
Accumulation units..................   $20,002     $565,319      $119,928    $1,737,238   $446,661    $1,020,053
Contracts in payout (annuitization)
 period.............................        --           --            --            --     22,442        12,349
                                       -------     --------      --------    ----------   --------    ----------
    Total net assets................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
FUND SHARE INFORMATION
Number of shares....................     1,007       24,600         9,038     1,737,238     85,291        76,192
                                       =======     ========      ========    ==========   ========    ==========
Cost of investments.................   $30,984     $726,910      $190,915    $1,737,238   $582,003    $1,291,725
                                       =======     ========      ========    ==========   ========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  4.34     $   5.99      $   6.01    $    10.29   $  11.86    $     8.41
                                       =======     ========      ========    ==========   ========    ==========
    Highest.........................   $  8.21     $   9.50      $   8.50    $    12.69   $  11.98    $     8.49
                                       =======     ========      ========    ==========   ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          DWS          DWS          DWS          DWS         DWS         DWS
                                       Variable     Variable     Variable     Variable    Variable    Variable
                                       Series I     Series I     Series I     Series II   Series II   Series II
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                                     ------------- ----------- ------------- ----------- ----------- -----------
                                          DWS          DWS                                   DWS         DWS
                                        Global     Growth and       DWS          DWS        Money     Small Cap
                                     Opportunities   Income    International  Balanced     Market      Growth
                                         VIP A        VIP A        VIP A      VIP A II    VIP A II    VIP A II
                                     ------------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ----------    --------     --------    ----------   --------    --------
    Total assets....................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
NET ASSETS
Accumulation units..................  $  755,113    $386,573     $409,116    $1,311,429   $934,543    $250,990
Contracts in payout (annuitization)
 period.............................          --          --        6,279        40,359        705          --
                                      ----------    --------     --------    ----------   --------    --------
    Total net assets................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
FUND SHARE INFORMATION
Number of shares....................      96,934      75,502       63,711        77,868    935,248      32,982
                                      ==========    ========     ========    ==========   ========    ========
Cost of investments.................  $1,268,473    $669,138     $701,598    $1,688,832   $935,248    $418,750
                                      ==========    ========     ========    ==========   ========    ========
ACCUMULATION UNIT VALUE
    Lowest..........................  $    13.80    $   6.91     $   8.45    $     8.72   $  10.67    $   6.39
                                      ==========    ========     ========    ==========   ========    ========
    Highest.........................  $    13.94    $   6.98     $   8.54    $     8.75   $  10.70    $   6.42
                                      ==========    ========     ========    ==========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                            Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                             Federated      Variable      Variable      Variable      Variable      Variable
                             Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                              Series     Products Fund  Products Fund Products Fund Products Fund Products Fund
                            Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- -------------- ------------- ------------- ------------- -------------
                             Federated
                               Prime                         VIP                      VIP High
                           Money Fund II VIP Contrafund Equity-Income  VIP Growth      Income     VIP Index 500
                           ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total assets..........  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $7,136,943    $ 6,405,024    $  946,253    $3,259,767    $1,262,589    $4,704,209
Contracts in payout
 (annuitization) period...     454,736         29,756        13,257         3,853            --         3,145
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total net assets......  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   7,591,679        418,114        72,800       138,700       318,836        47,458
                            ==========    ===========    ==========    ==========    ==========    ==========
Cost of investments.......  $7,591,679    $10,500,656    $1,690,071    $5,316,332    $1,980,345    $6,241,221
                            ==========    ===========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $    10.27    $      8.43    $     7.76    $     4.40    $     7.60    $     6.05
                            ==========    ===========    ==========    ==========    ==========    ==========
    Highest...............  $    13.35    $     15.01    $     9.65    $     9.43    $     8.75    $     7.08
                            ==========    ===========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                            Fidelity          Fidelity          Fidelity          Fidelity
                              Fidelity      Fidelity        Variable          Variable          Variable          Variable
                              Variable      Variable        Insurance         Insurance         Insurance         Insurance
                             Insurance      Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                           Products Fund  Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account    Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                            VIP Asset                              VIP           VIP Freedom
                           VIP Investment      VIP           Manager       VIP Contrafund     Equity-Income    2010 Portfolio
                             Grade Bond     Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ----------    ----------        -------        ------------       ----------        -----------
    Total assets..........   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
NET ASSETS
Accumulation units........   $2,599,594    $1,437,110        $39,759        $ 61,979,247       $1,129,660        $ 8,586,306
Contracts in payout
 (annuitization) period...           --            --             --             241,111               --                 --
                             ----------    ----------        -------        ------------       ----------        -----------
    Total net assets......   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
FUND SHARE
 INFORMATION
Number of shares..........      219,560       118,086          4,150           4,109,667           86,897          1,045,835
                             ==========    ==========        =======        ============       ==========        ===========
Cost of investments.......   $2,784,111    $2,172,491        $51,700        $117,461,247       $1,893,833        $11,326,431
                             ==========    ==========        =======        ============       ==========        ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $    13.64    $     6.97        $  7.63        $       6.49       $     7.20        $      7.98
                             ==========    ==========        =======        ============       ==========        ===========
    Highest...............   $    14.16    $     8.93        $  8.78        $      11.94       $     9.22        $      8.29
                             ==========    ==========        =======        ============       ==========        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP Freedom           VIP
                              VIP Freedom       VIP Freedom         Income           Growth &
                            2020 Portfolio    2030 Portfolio       Portfolio          Income          VIP Growth
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ----------        ----------        ----------        -----------        --------
    Total assets..........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
NET ASSETS
Accumulation units........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
Contracts in payout
 (annuitization) period...            --                --                --                 --              --
                              ----------        ----------        ----------        -----------        --------
    Total net assets......    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
FUND SHARE
 INFORMATION
Number of shares..........       706,562           279,446           286,830          1,016,259          15,419
                              ==========        ==========        ==========        ===========        ========
Cost of investments.......    $7,995,537        $3,239,352        $3,010,477        $14,010,035        $486,548
                              ==========        ==========        ==========        ===========        ========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     7.28        $     6.78        $     9.20        $      7.47        $   5.43
                              ==========        ==========        ==========        ===========        ========
    Highest...............    $     7.57        $     7.04        $     9.56        $      7.84        $   7.96
                              ==========        ==========        ==========        ===========        ========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                                  VIP
                             Growth Stock
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.    $1,191,587
                              ----------
    Total assets..........    $1,191,587
                              ==========
NET ASSETS
Accumulation units........    $1,191,587
Contracts in payout
 (annuitization) period...            --
                              ----------
    Total net assets......    $1,191,587
                              ==========
FUND SHARE
 INFORMATION
Number of shares..........       154,551
                              ==========
Cost of investments.......    $1,879,292
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     6.19
                              ==========
    Highest...............    $     6.43
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                           VIP Investment                         VIP Money
                              High Income      VIP Index 500      Grade Bond        VIP MidCap          Market
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              -----------       ----------          ------          -----------       -----------
    Total assets..........    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
NET ASSETS
Accumulation units........    $ 6,770,778       $6,059,281          $7,497          $16,263,647       $27,081,793
Contracts in payout
 (annuitization) period...             --               --              --              192,957                --
                              -----------       ----------          ------          -----------       -----------
    Total net assets......    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
FUND SHARE
 INFORMATION
Number of shares..........      1,740,560           61,516             645              908,201        27,081,793
                              ===========       ==========          ======          ===========       ===========
Cost of investments.......    $10,166,829       $8,957,329          $8,321          $28,603,411       $27,081,793
                              ===========       ==========          ======          ===========       ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $      8.20       $     6.72          $11.48          $      6.47       $     10.38
                              ===========       ==========          ======          ===========       ===========
    Highest...............    $     11.52       $     9.30          $11.48          $      9.14       $     10.76
                              ===========       ==========          ======          ===========       ===========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                             VIP Overseas
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.     $148,905
                               --------
    Total assets..........     $148,905
                               ========
NET ASSETS
Accumulation units........     $148,905
Contracts in payout
 (annuitization) period...           --
                               --------
    Total net assets......     $148,905
                               ========
FUND SHARE
 INFORMATION
Number of shares..........       12,337
                               ========
Cost of investments.......     $246,125
                               ========
ACCUMULATION UNIT
 VALUE
    Lowest................     $   8.32
                               ========
    Highest...............     $  12.36
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin       Franklin                                     Franklin       Franklin
                              Flex Cap      Growth and      Franklin       Franklin      Large Cap      Small Cap
                               Growth         Income      High Income       Income         Growth         Value
                             Securities     Securities     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $3,599,653    $41,491,809    $ 7,570,695    $175,412,178   $45,483,111    $35,387,428
Contracts in payout
 (annuitization) period...           --        173,941          1,765         861,452        29,032        192,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      437,914      4,850,495      1,646,187      15,544,412     4,334,490      3,372,542
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $4,683,345    $68,986,930    $10,642,801    $250,628,401   $67,073,142    $51,369,016
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.97    $      9.66    $      8.50    $       8.77   $      7.34    $      8.13
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $     8.36    $     10.54    $      9.06    $       9.38   $      7.79    $     14.14
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin
                               Small                                                     Templeton
                              Mid-Cap                        Mutual                      Developing     Templeton
                               Growth     Franklin U.S.    Discovery    Mutual Shares     Markets        Foreign
                             Securities     Government     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........   $1,741,673    $44,002,656    $22,240,260    $109,177,348   $19,315,624    $114,918,030
Contracts in payout
 (annuitization) period...           --         50,314        177,672         427,234       117,351          99,432
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........      148,227      3,391,299      1,414,381       9,304,294     3,217,380      10,689,355
                             ==========    ===========    ===========    ============   ===========    ============
Cost of investments.......   $2,297,604    $42,642,493    $29,889,129    $161,852,185   $35,034,980    $171,296,526
                             ==========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................   $     4.81    $     11.15    $      8.29    $       8.34   $     12.46    $       8.31
                             ==========    ===========    ===========    ============   ===========    ============
    Highest...............   $    12.89    $     11.92    $     10.80    $      14.59   $     19.73    $      14.00
                             ==========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin
                             Templeton      Templeton                                    Goldman Sachs Goldman Sachs
                              Variable       Variable     Goldman Sachs   Goldman Sachs    Variable      Variable
                             Insurance      Insurance       Variable        Variable       Insurance     Insurance
                           Products Trust Products Trust Insurance Trust Insurance Trust     Trust         Trust
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account
                           -------------- -------------- --------------- --------------- ------------- -------------
                                                                                                            VIT
                             Templeton      Templeton                                                    Strategic
                           Global Income      Growth           VIT       VIT Growth and       VIT      International
                             Securities     Securities   Capital Growth      Income      Mid Cap Value    Equity
                           -------------- -------------- --------------- --------------- ------------- -------------
ASSETS
Investments at fair value.   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ----------     ----------       -------       ----------     ----------      ------
    Total assets..........   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
NET ASSETS
Accumulation units........   $2,795,582     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
Contracts in payout
 (annuitization) period...       71,540             --            --               --             --          --
                             ----------     ----------       -------       ----------     ----------      ------
    Total net assets......   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
FUND SHARE
 INFORMATION
Number of shares..........      167,668        167,002         2,841          636,775        509,449         383
                             ==========     ==========       =======       ==========     ==========      ======
Cost of investments.......   $2,497,993     $2,149,646       $32,612       $7,756,094     $7,960,905      $3,693
                             ==========     ==========       =======       ==========     ==========      ======
ACCUMULATION
 UNIT VALUE
    Lowest................   $    16.46     $     8.31       $  4.81       $     7.87     $     7.88      $ 6.30
                             ==========     ==========       =======       ==========     ==========      ======
    Highest...............   $    23.30     $    11.97       $  7.27       $     9.04     $    17.13      $ 8.82
                             ==========     ==========       =======       ==========     ==========      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Goldman Sachs Goldman Sachs
                             Variable      Variable                      Janus          Lazard      Legg Mason
                             Insurance     Insurance      Janus       Aspen Series    Retirement     Variable
                               Trust         Trust     Aspen Series (Service Shares) Series, Inc.  Income Trust
                            Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ------------- ------------- ------------ ---------------- ------------ ---------------
                                VIT                                                                 Legg Mason
                            Structured        VIT                    International     Emerging      Variable
                             Small Cap    Structured      Forty          Growth        Markets      Fundamental
                              Equity     U. S. Equity   Portfolio   (Service Shares)    Equity    Value Portfolio
                           ------------- ------------- ------------ ---------------- ------------ ---------------
ASSETS
Investments at fair value.  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            -----------   -----------    -------        -------         ------        ------
    Total assets..........  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
NET ASSETS
Accumulation units........  $10,293,610   $ 7,986,109    $12,435        $23,801         $  735        $  725
Contracts in payout
 (annuitization) period...        5,320        15,503         --             --             --            --
                            -----------   -----------    -------        -------         ------        ------
    Total net assets......  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
FUND SHARE
 INFORMATION
Number of shares..........    1,475,491     1,001,453        541            915             63            54
                            ===========   ===========    =======        =======         ======        ======
Cost of investments.......  $19,913,445   $12,567,499    $11,715        $57,372         $  832        $1,273
                            ===========   ===========    =======        =======         ======        ======
ACCUMULATION UNIT
 VALUE
    Lowest................  $      6.44   $      5.89    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======
    Highest...............  $     11.24   $      8.36    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                        Legg Mason
                                     Partners Variable Lord Abbett  Lord Abbett   Lord Abbett  Lord Abbett  Lord Abbett
                                     Portfolios I, Inc Series Fund  Series Fund   Series Fund  Series Fund  Series Fund
                                        Sub-Account    Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------------- ----------- -------------- ----------- ------------- -----------
                                        Legg Mason
                                         Variable
                                         Investors                                Growth and     Growth       Mid-Cap
                                        Portfolio I     All Value  Bond-Debenture   Income    Opportunities    Value
                                     ----------------- ----------- -------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total assets....................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
NET ASSETS
Accumulation units..................      $  820       $ 9,327,596  $28,272,905   $24,496,253  $11,304,459  $25,908,785
Contracts in payout (annuitization)
 period.............................          --            13,829       33,410        65,783        1,250      170,170
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total net assets................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................          81           789,639    3,173,354     1,422,237    1,144,303    2,481,347
                                          ======       ===========  ===========   ===========  ===========  ===========
Cost of investments.................      $1,063       $11,986,721  $36,953,752   $39,076,222  $16,664,086  $48,902,669
                                          ======       ===========  ===========   ===========  ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................      $ 8.67       $      9.11  $      8.99   $      7.76  $      8.42  $      7.37
                                          ======       ===========  ===========   ===========  ===========  ===========
    Highest.........................      $ 8.67       $      9.68  $      9.55   $      8.24  $      8.95  $      7.83
                                          ======       ===========  ===========   ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           MFS Variable MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable
                            Insurance    Insurance      Insurance     Insurance    Insurance    Insurance
                              Trust        Trust          Trust         Trust        Trust        Trust
                           Sub-Account  Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                           ------------ ------------ --------------- ------------ ------------ ------------
                                            MFS            MFS         MFS New        MFS      MFS Research
                            MFS Growth  High Income  Investors Trust  Discovery     Research       Bond
                           ------------ ------------ --------------- ------------ ------------ ------------
ASSETS
Investments at fair value.  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ----------    --------     ----------     ----------    --------    ----------
    Total assets..........  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
NET ASSETS
Accumulation units........  $  762,238    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
Contracts in payout
 (annuitization) period...       3,363          --             --             --          --            --
                            ----------    --------     ----------     ----------    --------    ----------
    Total net assets......  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      49,014      72,739        115,354        185,134      46,286       150,947
                            ==========    ========     ==========     ==========    ========    ==========
Cost of investments.......  $1,279,670    $676,983     $2,046,460     $2,642,687    $846,885    $1,746,801
                            ==========    ========     ==========     ==========    ========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.10    $   9.01     $     6.83     $     5.74    $   5.58    $    13.80
                            ==========    ========     ==========     ==========    ========    ==========
    Highest...............  $    10.47    $   9.36     $     8.31     $    11.82    $   7.32    $    14.33
                            ==========    ========     ==========     ==========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                           MFS Variable     Insurance       Insurance       Insurance       Insurance       Insurance
                             Insurance        Trust           Trust           Trust           Trust           Trust
                               Trust     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                           ------------- --------------- --------------- --------------- --------------- ---------------
                                                          MFS Investors      MFS New
                                           MFS Growth         Trust         Discovery     MFS Research    MFS Utilities
                           MFS Utilities (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                           ------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value.   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             --------       --------        --------        --------        --------       ----------
    Total assets..........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
Contracts in payout
 (annuitization) period...         --             --              --              --              --               --
                             --------       --------        --------        --------        --------       ----------
    Total net assets......   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
FUND SHARE
 INFORMATION
Number of shares..........      8,004         23,307          17,558          32,837          12,589           59,960
                             ========       ========        ========        ========        ========       ==========
Cost of investments.......   $199,739       $407,907        $283,407        $429,859        $168,280       $1,322,141
                             ========       ========        ========        ========        ========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $  13.51       $   6.11        $   7.31        $   5.96        $   6.83       $    10.85
                             ========       ========        ========        ========        ========       ==========
    Highest...............   $  14.02       $   9.80        $   9.79        $   8.36        $   9.89       $    15.03
                             ========       ========        ========        ========        ========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable        Variable       Variable       Variable       Variable
                             Investment     Investment      Investment     Investment     Investment     Investment
                               Series         Series          Series         Series         Series         Series
                            Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- --------------- -------------- -------------- -------------- --------------
                                                                                                           Global
                             Aggressive                      Capital        European        Global        Dividend
                               Equity     Dividend Growth Opportunities      Equity       Advantage        Growth
                           -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total assets..........  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
NET ASSETS
Accumulation units........  $ 9,488,156    $169,141,557    $131,126,617   $52,682,121     $5,839,919    $57,214,137
Contracts in payout
 (annuitization) period...       18,555       2,649,432       1,429,498       519,196          1,561        554,204
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total net assets......  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    1,048,149      15,936,084       7,200,224     3,994,093        885,073      7,463,610
                            ===========    ============    ============   ===========     ==========    ===========
Cost of investments.......  $13,727,361    $193,736,499    $225,755,171   $72,091,279     $8,103,679    $94,946,385
                            ===========    ============    ============   ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      5.08    $       7.25    $       4.84   $      7.18     $     5.56    $      8.94
                            ===========    ============    ============   ===========     ==========    ===========
    Highest...............  $      8.06    $      27.69    $      64.95   $     34.32     $     6.65    $     17.84
                            ===========    ============    ============   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Investment     Investment     Investment     Investment     Investment     Investment
                               Series         Series         Series         Series         Series         Series
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           Limited
                             High Yield   Income Builder  Income Plus      Duration     Money Market  S&P 500 Index
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total assets..........  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
NET ASSETS
Accumulation units........  $12,330,218    $14,978,417    $100,300,456   $15,221,277    $105,818,337   $30,645,250
Contracts in payout
 (annuitization) period...      195,837         29,443       1,532,841        35,191       1,530,657       250,549
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total net assets......  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........   14,736,535      1,885,410      10,776,010     1,966,040     107,348,994     3,735,889
                            ===========    ===========    ============   ===========    ============   ===========
Cost of investments.......  $23,980,535    $20,993,964    $113,392,402   $19,101,203    $107,348,994   $39,494,182
                            ===========    ===========    ============   ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      3.81    $     10.17    $      11.26   $      9.10    $      10.51   $      6.11
                            ===========    ===========    ============   ===========    ============   ===========
    Highest...............  $     14.41    $     14.15    $      32.63   $     10.65    $      25.56   $      8.16
                            ===========    ===========    ============   ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley Morgan Stanley     Variable         Variable         Variable         Variable
                              Variable       Variable       Investment       Investment       Investment       Investment
                             Investment     Investment        Series           Series           Series           Series
                               Series         Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            Aggressive        Dividend         Capital          European
                                                              Equity           Growth       Opportunities        Equity
                             Strategist     Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $123,631,772   $64,003,526     $11,423,878      $55,354,181      $44,035,168      $17,254,592
Contracts in payout
 (annuitization) period...     2,394,864     1,174,111              --           52,739           18,843           40,107
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    11,889,305     5,767,932       1,280,704        5,154,132        2,408,639        1,306,246
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $176,108,511   $93,826,456     $14,359,277      $69,034,368      $59,105,626      $23,396,354
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $       9.58   $      7.73     $      4.80      $      6.92      $      4.52      $      6.84
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      40.80   $     28.40     $     10.37      $      9.58      $      9.42      $     12.41
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment       Investment       Investment
                                Series           Series           Series           Series           Series           Series
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Global           Global                                                             Limited
                              Advantage     Dividend Growth     High Yield     Income Builder    Income Plus        Duration
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total assets..........    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units........    $4,423,933      $28,482,492      $12,764,140      $14,444,079      $132,250,499     $61,243,832
Contracts in payout
 (annuitization) period...            --           14,138           10,268           13,909           154,471          65,713
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total net assets......    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares..........       673,354        3,720,187       15,028,715        1,825,504        14,055,729       7,931,377
                              ==========      ===========      ===========      ===========      ============     ===========
Cost of investments.......    $5,469,799      $47,049,098      $17,653,336      $19,757,761      $147,221,335     $77,645,226
                              ==========      ===========      ===========      ===========      ============     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     5.29      $      8.55      $      4.52      $      9.30      $       9.83     $      8.11
                              ==========      ===========      ===========      ===========      ============     ===========
    Highest...............    $    10.92      $     11.32      $     10.69      $     11.14      $      13.16     $      9.71
                              ==========      ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment    Neuberger & Berman  Oppenheimer
                                Series           Series           Series           Series           Advisors        Variable
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)  Management Trust  Account Funds
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
                             Money Market    S&P 500 Index      Strategist       Utilities                         Oppenheimer
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)    AMT Partners      Balanced
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
ASSETS
Investments at fair value.   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ------------     -----------      -----------      -----------         -------        ----------
    Total assets..........   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
NET ASSETS
Accumulation units........   $108,811,712     $71,970,571      $51,248,372      $15,916,093         $31,181        $1,866,739
Contracts in payout
 (annuitization) period...         56,269          11,167           69,596           63,726              --            17,589
                             ------------     -----------      -----------      -----------         -------        ----------
    Total net assets......   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
FUND SHARE
 INFORMATION
Number of shares..........    108,867,981       8,767,569        4,859,656        1,417,908           4,386           222,997
                             ============     ===========      ===========      ===========         =======        ==========
Cost of investments.......   $108,867,981     $89,916,914      $71,544,515      $23,089,863         $68,456        $3,388,007
                             ============     ===========      ===========      ===========         =======        ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $       9.95     $      5.73      $      9.18      $      7.01         $  7.76        $     7.02
                             ============     ===========      ===========      ===========         =======        ==========
    Highest...............   $      11.16     $      9.92      $     12.65      $     14.22         $  8.12        $     8.96
                             ============     ===========      ===========      ===========         =======        ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                             Variable      Variable      Variable      Variable      Variable      Variable
                           Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                            Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- ------------- ------------- ------------- ------------- -------------
                            Oppenheimer                 Oppenheimer                               Oppenheimer
                              Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer   Main Street
                           Appreciation    Core Bond    Securities    High Income   Main Street    Small Cap
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total assets..........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,495,603    $1,741,488
Contracts in payout
 (annuitization) period...          --            --            --            --         2,907            --
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total net assets......  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     175,884       286,736       241,374       206,972       171,601       163,520
                            ==========    ==========    ==========    ==========    ==========    ==========
Cost of investments.......  $6,557,053    $3,094,880    $6,654,954    $1,501,244    $3,432,760    $2,191,313
                            ==========    ==========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.94    $     8.32    $     8.23    $     2.67    $     6.05    $    12.49
                            ==========    ==========    ==========    ==========    ==========    ==========
    Highest...............  $     7.92    $     8.64    $    13.27    $     2.78    $     9.08    $    12.97
                            ==========    ==========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                                           Variable         Variable         Variable        Variable
                            Oppenheimer   Oppenheimer    Account Funds    Account Funds    Account Funds   Account Funds
                             Variable       Variable    (Service Shares  (Service Shares  (Service Shares (Service Shares
                           Account Funds Account Funds      ("SS"))          ("SS"))          ("SS"))         ("SS"))
                            Sub-Account   Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ------------- -------------- --------------- ----------------- --------------- ---------------
                                                                           Oppenheimer                      Oppenheimer
                            Oppenheimer   Oppenheimer     Oppenheimer        Capital        Oppenheimer       Global
                            MidCap Fund  Strategic Bond  Balanced (SS)  Appreciation (SS) Core Bond (SS)  Securities (SS)
                           ------------- -------------- --------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value.  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total assets..........  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
NET ASSETS
Accumulation units........  $  641,388     $3,811,940     $17,326,901      $38,240,408      $32,772,069     $20,633,178
Contracts in payout
 (annuitization) period...          --             --          35,035           72,326           36,625         157,893
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total net assets......  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,289        848,984       2,071,830        1,507,189        5,118,361       1,038,515
                            ==========     ==========     ===========      ===========      ===========     ===========
Cost of investments.......  $1,073,158     $4,173,374     $31,518,196      $54,692,759      $52,933,495     $30,463,562
                            ==========     ==========     ===========      ===========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     2.84     $    12.63     $      8.33      $      7.93      $      6.16     $     12.39
                            ==========     ==========     ===========      ===========      ===========     ===========
    Highest...............  $     7.05     $    14.12     $      9.09      $      8.60      $      6.54     $     13.52
                            ==========     ==========     ===========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                               Variable        Variable        Variable         Variable        Variable
                            Account Funds    Account Funds   Account Funds   Account Funds    Account Funds        PIMCO
                           (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares      Variable
                               ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))      Insurance Trust
                             Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
                                              Oppenheimer     Oppenheimer                      Oppenheimer
                             Oppenheimer         Main         Main Street     Oppenheimer       Strategic       Foreign Bond
                           High Income (SS)   Street (SS)   Small Cap (SS)  MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged)
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
ASSETS
Investments at fair value.   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             -----------      -----------     -----------     -----------     ------------         ------
    Total assets..........   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
NET ASSETS
Accumulation units........   $12,470,091      $61,224,631     $24,794,535     $ 8,817,103     $ 93,086,225         $1,711
Contracts in payout
 (annuitization) period...        70,578           69,086         127,485             268          831,477             --
                             -----------      -----------     -----------     -----------     ------------         ------
    Total net assets......   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
FUND SHARE
 INFORMATION
Number of shares..........     7,937,132        4,250,605       2,364,518         326,207       20,595,987            179
                             ===========      ===========     ===========     ===========     ============         ======
Cost of investments.......   $39,433,977      $85,458,950     $35,966,139     $13,929,455     $105,787,325         $1,802
                             ===========      ===========     ===========     ===========     ============         ======
ACCUMULATION UNIT
 VALUE
    Lowest................   $      2.89      $      9.24     $     11.61     $      7.92     $      11.70         $11.50
                             ===========      ===========     ===========     ===========     ============         ======
    Highest...............   $      3.16      $     10.09     $     12.67     $      8.64     $      12.78         $11.50
                             ===========      ===========     ===========     ===========     ============         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                              Variable        Variable        Variable         Variable         Variable         Variable
                           Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Insurance Trust
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
                                                              PIMCO VIT       PIMCO VIT
                                                              Commodity        Emerging        PIMCO VIT        PIMCO VIT
                                             PIMCO Total     RealReturn      Markets Bond     Real Return      Total Return
                            Money Market       Return         Strategy     (Advisor Shares) (Advisor Shares) (Advisor Shares)
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               -------         ------        ----------       ----------       ----------      -----------
    Total assets..........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
Contracts in payout
 (annuitization) period...          --             --                --               --               --               --
                               -------         ------        ----------       ----------       ----------      -----------
    Total net assets......     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,044            322           287,455           81,419          725,081        2,241,669
                               =======         ======        ==========       ==========       ==========      ===========
Cost of investments.......     $23,044         $3,323        $3,662,495       $1,079,828       $9,002,895      $23,056,542
                               =======         ======        ==========       ==========       ==========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................     $ 10.71         $13.08        $     6.19       $     9.11       $     9.80      $     11.05
                               =======         ======        ==========       ==========       ==========      ===========
    Highest...............     $ 10.71         $13.08        $     6.41       $     9.43       $    10.15      $     11.45
                               =======         ======        ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Putnam         Putnam         Putnam         Putnam
                           Premier VIT  Premier VIT   Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ----------- -------------- -------------- -------------- -------------- --------------
                                                       VT American
                              NACM                      Government     VT Capital     VT Capital    VT Discovery
                            Small Cap  OpCap Balanced     Income      Appreciation  Opportunities      Growth
                           ----------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ------        ------      -----------    -----------     ----------    -----------
    Total assets..........   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
NET ASSETS
Accumulation units........   $1,250        $5,999      $41,169,618    $ 6,477,463     $3,058,994    $ 7,354,431
Contracts in payout
 (annuitization) period...       --            --          451,298         21,086          6,449         28,810
                             ------        ------      -----------    -----------     ----------    -----------
    Total net assets......   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       93         1,020        3,706,226      1,444,122        348,742      2,452,904
                             ======        ======      ===========    ===========     ==========    ===========
Cost of investments.......   $2,534        $9,909      $43,033,139    $11,117,721     $5,214,862    $10,983,389
                             ======        ======      ===========    ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $10.40        $ 7.61      $      7.28    $      5.10     $    10.13    $      3.17
                             ======        ======      ===========    ===========     ==========    ===========
    Highest...............   $10.40        $ 7.61      $     14.39    $      5.70     $    10.95    $      8.65
                             ======        ======      ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                         VT The George        VT
                           VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                               Income         Income       of Boston      Allocation       Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $34,911,883    $20,711,069    $ 75,811,146   $26,782,129    $22,552,089    $182,764,388
Contracts in payout
 (annuitization) period...      168,532        105,266         260,877        27,532         40,716         454,382
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    6,176,129      2,152,672      13,322,596     2,459,602      2,918,967      15,973,738
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $53,210,644    $28,444,882    $138,355,023   $36,696,747    $43,699,661    $348,838,556
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.35    $     10.70    $       7.06   $      7.20    $      3.83    $       6.39
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     10.73    $     11.57    $       8.59   $     10.60    $      6.28    $       9.94
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                            VT
                                                                                             VT       International
                             VT Growth      VT Health                                  International    Growth and
                           Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total assets..........  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
NET ASSETS
Accumulation units........  $ 8,813,553    $33,178,256    $46,067,976    $112,183,446   $139,573,724   $26,161,600
Contracts in payout
 (annuitization) period...       39,641         16,974        103,761         567,770        265,179        43,090
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total net assets......  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,573,603      3,012,271      9,271,433      12,583,841     15,729,910     3,670,125
                            ===========    ===========    ===========    ============   ============   ===========
Cost of investments.......  $16,025,982    $36,018,994    $68,491,820    $155,936,180   $244,100,970   $48,925,397
                            ===========    ===========    ===========    ============   ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      2.75    $      7.89    $      9.41    $       8.07   $       6.30   $      8.02
                            ===========    ===========    ===========    ============   ============   ===========
    Highest...............  $      7.20    $     10.95    $     12.05    $      10.78   $      12.76   $     11.80
                            ===========    ===========    ===========    ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT
                           International
                                New                            VT             VT           VT New
                           Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........  $18,312,566    $57,646,679    $ 7,108,771    $158,996,391   $43,901,353    $ 72,707,867
Contracts in payout
 (annuitization) period...        6,309        135,687          4,057         608,144       118,916          98,638
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    1,576,495      8,302,064        945,855     159,604,535     3,391,392      10,931,908
                            ===========    ===========    ===========    ============   ===========    ============
Cost of investments.......  $23,093,996    $98,985,716    $13,560,120    $159,604,535   $91,497,116    $149,417,560
                            ===========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.31    $      4.09    $      9.91    $       9.86   $      3.15    $       6.11
                            ===========    ===========    ===========    ============   ===========    ============
    Highest...............  $      8.98    $      9.81    $     10.71    $      12.12   $     10.86    $      10.24
                            ===========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                              VT
                              VT OTC &                                    Utilities
                              Emerging                    VT Small Cap    Growth and
                               Growth      VT Research       Value          Income        VT Vista      VT Voyager
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total assets..........  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $11,986,820    $31,523,755    $49,339,421    $25,115,459    $27,798,136    $115,658,520
Contracts in payout
 (annuitization) period...        7,633        118,316        122,167         66,812         92,475         283,384
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets......  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,701,453      3,955,259      5,798,545      1,767,177      3,356,271       5,802,898
                            -----------    -----------    -----------    -----------    -----------    ------------
Cost of investments.......  $27,742,854    $47,909,029    $91,504,392    $26,294,297    $50,316,861    $214,749,075
                            ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      1.39    $      4.95    $      7.99    $      9.70    $      3.46    $       3.75
                            ===========    ===========    ===========    ===========    ===========    ============
    Highest...............  $      3.49    $      9.59    $     15.11    $     18.54    $     10.14    $       9.09
                            ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth       Rydex
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth      Rydex VT
                             Large Cap      Large Cap      Large Cap       Mid Cap       Small Cap      Nasdaq 100
                            Core Equity    Growth Stock   Value Equity   Core Equity    Value Equity  Strategy Fund
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ----------    -----------    -----------     ----------     ----------       -----
    Total assets..........   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
NET ASSETS
Accumulation units........   $1,571,945    $ 6,724,057    $ 7,652,380     $2,586,152     $3,469,869       $ 631
Contracts in payout
 (annuitization) period...           --         53,080        120,602         19,684         21,296          --
                             ----------    -----------    -----------     ----------     ----------       -----
    Total net assets......   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
FUND SHARE
 INFORMATION
Number of shares..........      233,573        748,028        726,447        412,316        627,907          60
                             ==========    ===========    ===========     ==========     ==========       =====
Cost of investments.......   $2,526,912    $11,890,129    $10,096,562     $4,681,207     $7,505,781       $ 862
                             ==========    ===========    ===========     ==========     ==========       =====
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.37    $      5.71    $      8.69     $     6.69     $    11.73       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====
    Highest...............   $     9.64    $     15.34    $     16.34     $    12.77     $    19.87       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal The Universal  The Universal The Universal  The Universal
                           Institutional  Institutional Institutional  Institutional Institutional  Institutional
                            Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.
                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                           -------------- ------------- -------------- ------------- -------------- --------------
                                           Van Kampen
                                            UIF Core      Van Kampen    Van Kampen                  Van Kampen UIF
                           Van Kampen UIF  Plus Fixed    UIF Emerging   UIF Global     Van Kampen   International
                           Capital Growth    Income     Markets Equity Value Equity  UIF High Yield     Magnum
                           -------------- ------------- -------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            -----------    ----------    -----------      -------        ------      -----------
    Total assets..........  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
NET ASSETS
Accumulation units........  $22,550,972    $  993,450    $22,174,670      $26,533        $5,342      $16,808,092
Contracts in payout
 (annuitization) period...       27,152            --         66,993           --            --           89,001
                            -----------    ----------    -----------      -------        ------      -----------
    Total net assets......  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,215,714       100,247      2,903,611        3,931           590        2,463,133
                            ===========    ==========    ===========      =======        ======      ===========
Cost of investments.......  $33,196,499    $1,121,085    $39,324,589      $46,788        $4,379      $28,341,124
                            ===========    ==========    ===========      =======        ======      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.33    $    10.27    $      9.64      $  8.10        $10.60      $      6.89
                            ===========    ==========    ===========      =======        ======      ===========
    Highest...............  $      8.05    $    12.98    $     16.52      $ 10.00        $10.60      $     10.00
                            ===========    ==========    ===========      =======        ======      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                    The Universal The Universal
                           The Universal  The Universal The Universal The Universal Institutional Institutional
                           Institutional  Institutional Institutional Institutional  Funds, Inc.   Funds, Inc.
                            Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   (Class II)     (Class II)
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- ------------- ------------- ------------- ------------- --------------
                                           Van Kampen                                Van Kampen     Van Kampen
                                            UIF U.S.     Van Kampen                 UIF Emerging   UIF Emerging
                           Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen   Markets Debt  Markets Equity
                           Mid Cap Growth     Value      Real Estate    UIF Value    (Class II)     (Class II)
                           -------------- ------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            -----------    -----------   -----------    --------     -----------   -----------
    Total assets..........  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
NET ASSETS
Accumulation units........  $16,003,421    $50,920,765   $20,554,618    $ 85,574     $18,854,103   $12,284,998
Contracts in payout
 (annuitization) period...        6,468         91,121        33,258          --          87,590           906
                            -----------    -----------   -----------    --------     -----------   -----------
    Total net assets......  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,755,575      6,633,535     2,507,659      12,791       2,941,257     1,610,210
                            ===========    ===========   ===========    ========     ===========   ===========
Cost of investments.......  $27,320,493    $92,812,207   $38,133,330    $150,173     $24,803,230   $23,263,941
                            ===========    ===========   ===========    ========     ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.23    $      7.94   $     12.21    $   7.86     $     12.17   $     17.78
                            ===========    ===========   ===========    ========     ===========   ===========
    Highest...............  $     11.28    $     12.67   $     20.57    $  10.40     $     16.19   $     19.16
                            ===========    ===========   ===========    ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal  The Universal The Universal The Universal The Universal
                           Institutional  Institutional  Institutional Institutional Institutional Institutional
                            Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                            Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- -------------- ------------- ------------- ------------- --------------
                                                                        Van Kampen
                             Van Kampen                   Van Kampen     UIF Int'l    Van Kampen   Van Kampen UIF
                           UIF Equity and Van Kampen UIF  UIF Global      Growth      UIF Mid Cap  Small Company
                               Income     Capital Growth   Franchise      Equity        Growth         Growth
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                           -------------- -------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total assets..........  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $47,687,648    $ 7,452,124    $66,774,158   $3,061,925    $27,831,271   $11,583,583
Contracts in payout
 (annuitization) period...      246,484             --        397,868           --         12,012        38,053
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total net assets......  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    4,450,709        740,032      5,692,545      492,271      4,825,526     1,278,508
                            ===========    ===========    ===========   ==========    ===========   ===========
Cost of investments.......  $59,857,658    $10,094,966    $86,809,100   $4,814,794    $50,896,145   $18,303,444
                            ===========    ===========    ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.43    $      7.06    $     10.44   $     5.95    $      6.02   $     10.84
                            ===========    ===========    ===========   ==========    ===========   ===========
    Highest...............  $     11.73    $      8.71    $     13.74   $     6.17    $     12.46   $     11.76
                            ===========    ===========    ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal   Van Kampen   Van Kampen  Van Kampen   Van Kampen
                           Institutional  Institutional      Life         Life        Life         Life
                            Funds, Inc.    Funds, Inc.    Investment   Investment  Investment   Investment
                             (Class II)    (Class II)       Trust         Trust       Trust       Trust
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account Sub-Account Sub-Account
                           -------------- ------------- -------------- ----------- ----------- ------------
                           Van Kampen UIF  Van Kampen
                            U.S. Mid Cap    UIF U.S.
                               Value       Real Estate       LIT           LIT         LIT         LIT
                             (Class II)    (Class II)   Capital Growth  Comstock   Government  Money Market
                           -------------- ------------- -------------- ----------- ----------- ------------
ASSETS
Investments at fair value.  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total assets..........  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
NET ASSETS
Accumulation units........  $40,686,437    $47,320,638   $18,716,143   $38,066,246 $1,172,195   $3,685,021
Contracts in payout
 (annuitization) period...       60,791        218,836        94,114        58,658         --           --
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total net assets......  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
FUND SHARE
 INFORMATION
Number of shares..........    5,333,407      5,840,230     1,100,015     4,621,201    126,314    3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
Cost of investments.......  $78,093,458    $95,613,800   $37,076,901   $56,129,415 $1,164,572   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      8.59    $     12.46   $      2.75   $      8.31 $    11.91   $    11.27
                            ===========    ===========   ===========   =========== ==========   ==========
    Highest...............  $     12.29    $     15.33   $      8.04   $     10.47 $    12.24   $    11.70
                            ===========    ===========   ===========   =========== ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Van Kampen    Van Kampen    Van Kampen   Van Kampen   Van Kampen
                                          Life          Life          Life         Life         Life
                                       Investment    Investment    Investment   Investment   Investment
                                         Trust         Trust         Trust         Trust       Trust
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account
                                     -------------- ------------ -------------- ----------- ------------
                                          LIT                    LIT Growth and LIT Mid Cap     LIT
                                     Capital Growth LIT Comstock     Income       Growth    Money Market
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                     -------------- ------------ -------------- ----------- ------------
ASSETS
Investments at fair value...........  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      -----------   ------------  ------------  ----------- -----------
    Total assets....................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
NET ASSETS
Accumulation units..................  $26,047,607   $149,062,615  $ 84,598,629  $ 9,238,697 $35,230,889
Contracts in payout (annuitization)
 period.............................       57,845        183,075       238,057       11,501          --
                                      -----------   ------------  ------------  ----------- -----------
    Total net assets................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
FUND SHARE INFORMATION
Number of shares....................    1,543,788     18,156,410     6,187,942    4,534,411  35,230,889
                                      ===========   ============  ============  =========== ===========
Cost of investments.................  $38,887,299   $218,898,099  $112,695,232  $19,308,589 $35,230,889
                                      ===========   ============  ============  =========== ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $      4.25   $       7.65  $      10.65  $      7.22 $      9.95
                                      ===========   ============  ============  =========== ===========
    Highest.........................  $      7.78   $      10.44  $      12.71  $     10.10 $     10.69
                                      ===========   ============  ============  =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                  Series       Series      Series      Series      Series      Series
                                                  Trust         Trust       Trust       Trust       Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              -------------- ----------- ----------- ----------- ----------- -----------
                                                   AST                                               AST         AST
                                                 Academic                    AST         AST      Alliance    American
                                                Strategies       AST     Aggressive   Alliance    Bernstein    Century
                                                  Asset       Advanced      Asset     Bernstein   Growth &    Income &
                                              Allocation (a) Strategies  Allocation  Core Value    Income      Growth
                                              -------------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $   110,916   $   41,796   $  1,087    $  2,170    $    827     $   100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (143,316)     (36,883)    (1,926)       (407)       (840)        (60)
    Administrative expense...................       (1,389)        (291)       (20)         (5)         (7)         (2)
                                               -----------   ----------   --------    --------    --------     -------
    Net investment income (loss).............      (33,789)       4,622       (859)      1,758         (20)         38
                                               -----------   ----------   --------    --------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    8,851,993    2,775,749    113,311      52,077      22,836       1,406
    Cost of investments sold.................   11,025,638    3,305,848    154,428      66,667      30,120       1,973
                                               -----------   ----------   --------    --------    --------     -------
       Realized gains (losses) on fund
        shares...............................   (2,173,645)    (530,099)   (41,117)    (14,590)     (7,284)       (567)
Realized gain distributions..................      457,539       53,934     17,785       7,781       5,467          --
                                               -----------   ----------   --------    --------    --------     -------
    Net realized gains (losses)..............   (1,716,106)    (476,165)   (23,332)     (6,809)     (1,817)       (567)
Change in unrealized gains (losses)..........   (1,673,389)    (246,425)   (52,880)    (15,290)    (22,277)     (1,038)
                                               -----------   ----------   --------    --------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (3,389,495)    (722,590)   (76,212)    (22,099)    (24,094)     (1,605)
                                               -----------   ----------   --------    --------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(3,423,284)  $ (717,968)  $(77,071)   $(20,341)   $(24,114)    $(1,567)
                                               ===========   ==========   ========    ========    ========     =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced     Advanced    Advanced
                                                  Series       Series      Series      Series       Series      Series
                                                  Trust         Trust       Trust       Trust        Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Pub-Account  Sub-Account Sub-Account
                                              -------------- ----------- ----------- -----------  ----------- -----------
                                                                                         AST          AST         AST
                                                   AST           AST         AST       Capital        CLS         CLS
                                                 Balanced       Bond        Bond       Growth       Growth     Moderate
                                                  Asset       Portfolio   Portfolio     Asset        Asset       Asset
                                              Allocation (b)  2018 (c)    2019 (c)   Allocation   Allocation  Allocation
                                              -------------- ----------- ----------- -----------  ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    28,787    $     --    $     --   $    61,086   $    154    $       5
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (45,506)     (4,288)       (281)      (98,782)    (1,360)      (2,843)
    Administrative expense...................         (739)       (299)        (23)         (947)        (7)        (112)
                                               -----------    --------    --------   -----------   --------    ---------
    Net investment income (loss).............      (17,458)     (4,587)       (304)      (38,643)    (1,213)      (2,950)
                                               -----------    --------    --------   -----------   --------    ---------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,756,997     950,590     153,632     7,306,421    410,765      474,044
    Cost of investments sold.................    6,825,750     898,076     144,152     9,013,217    493,307      550,020
                                               -----------    --------    --------   -----------   --------    ---------
       Realized gains (losses) on fund
        shares...............................   (1,068,753)     52,514       9,480    (1,706,796)   (82,542)     (75,976)
Realized gain distributions..................      101,932          --          --       401,770        545            5
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized gains (losses)..............     (966,821)     52,514       9,480    (1,305,026)   (81,997)     (75,971)
Change in unrealized gains (losses)..........     (284,136)    165,714       8,867    (1,239,015)     1,729      (35,120)
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized and unrealized gains
     (losses) on investments.................   (1,250,957)    218,228      18,347    (2,544,041)   (80,268)    (111,091)
                                               -----------    --------    --------   -----------   --------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(1,268,415)   $213,641    $ 18,043   $(2,582,684)  $(81,481)   $(114,041)
                                               ===========    ========    ========   ===========   ========    =========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced      Advanced
                                                Series      Series      Series      Series      Series        Series
                                                 Trust       Trust       Trust       Trust       Trust        Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                              ----------- ----------- ----------- ----------- -----------  ------------
                                                                                                               AST
                                                  AST         AST         AST         AST         AST      First Trust
                                                Cohen &      DeAm        DeAm      Federated  First Trust    Capital
                                                Steers     Large-Cap   Small-Cap  Aggressive   Balanced    Appreciation
                                                Realty       Value     Value (d)    Growth      Target        Target
                                              ----------- ----------- ----------- ----------- -----------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  1,332     $   455     $   92      $    --   $    75,514  $   130,874
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (374)       (192)       (22)        (189)      (61,105)    (184,031)
    Administrative expense...................        (5)         (3)        --           (3)         (376)      (1,463)
                                               --------     -------     ------      -------   -----------  -----------
    Net investment income (loss).............       953         260         70         (192)       14,033      (54,620)
                                               --------     -------     ------      -------   -----------  -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,253       4,028      6,587        5,827     6,085,491   16,807,785
    Cost of investments sold.................     6,731       6,192      6,698        9,588     7,327,589   20,350,671
                                               --------     -------     ------      -------   -----------  -----------
       Realized gains (losses) on fund
        shares...............................      (478)     (2,164)      (111)      (3,761)   (1,242,098)  (3,542,886)
Realized gain distributions..................    15,221       2,878         --        3,681        63,573      136,772
                                               --------     -------     ------      -------   -----------  -----------
    Net realized gains (losses)..............    14,743         714       (111)         (80)   (1,178,525)  (3,406,114)
Change in unrealized gains (losses)..........   (30,489)     (9,151)        (9)      (8,055)     (357,780)  (2,330,234)
                                               --------     -------     ------      -------   -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.................   (15,746)     (8,437)      (120)      (8,135)   (1,536,305)  (5,736,348)
                                               --------     -------     ------      -------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(14,793)    $(8,177)    $  (50)     $(8,327)  $(1,522,272) $(5,790,968)
                                               ========     =======     ======      =======   ===========  ===========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                Advanced     Advanced     Advanced    Advanced    Advanced    Advanced
                                                 Series       Series       Series      Series      Series      Series
                                                  Trust        Trust       Trust        Trust       Trust       Trust
                                               Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST          AST       Goldman      Goldman     Goldman
                                                  Focus       Global       Sachs        Sachs       Sachs
                                                Four Plus      Real     Concentrated   Mid-Cap    Small-Cap      AST
                                              Portfolio (e) Estate (e)     Growth      Growth       Value    High Yield
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    --        $--       $    109    $     --      $  --      $ 1,952
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............        (24)        --           (496)       (577)        (5)        (238)
    Administrative expense...................         (2)        --             (7)        (10)        (1)          (8)
                                                 -------        ---       --------    --------      -----      -------
    Net investment income (loss).............        (26)        --           (394)       (587)        (6)       1,706
                                                 -------        ---       --------    --------      -----      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     10,802         --         57,159      13,417          6        5,687
    Cost of investments sold.................     12,273         --         60,419      18,370          8        7,472
                                                 -------        ---       --------    --------      -----      -------
       Realized gains (losses) on fund
        shares...............................     (1,471)        --         (3,260)     (4,953)        (2)      (1,785)
Realized gain distributions..................         --         --             --      10,188         --           --
                                                 -------        ---       --------    --------      -----      -------
    Net realized gains (losses)..............     (1,471)        --         (3,260)      5,235         (2)      (1,785)
Change in unrealized gains (losses)..........        422         23        (13,435)    (30,214)      (699)      (8,111)
                                                 -------        ---       --------    --------      -----      -------
    Net realized and unrealized gains
     (losses) on investments.................     (1,049)        23        (16,695)    (24,979)      (701)      (9,896)
                                                 -------        ---       --------    --------      -----      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(1,075)       $23       $(17,089)   $(25,566)     $(707)     $(8,190)
                                                 =======        ===       ========    ========      =====      =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced     Advanced      Advanced     Advanced      Advanced
                                                Series      Series       Series        Series       Series        Series
                                                 Trust       Trust        Trust         Trust        Trust         Trust
                                              Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                Horizon     Horizon                                   AST           AST
                                                Growth     Moderate        AST           AST      Investment     JPMorgan
                                                 Asset       Asset    International International    Grade     International
                                              Allocation  Allocation     Growth         Value      Bond (c)       Equity
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $     28    $     24     $    801      $  3,575    $        --    $  2,400
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (373)     (1,354)        (794)       (1,323)       (44,768)     (1,161)
    Administrative expense...................       (18)        (47)         (13)          (17)        (3,312)        (11)
                                               --------    --------     --------      --------    -----------    --------
    Net investment income (loss).............      (363)     (1,377)          (6)        2,235        (48,080)      1,228
                                               --------    --------     --------      --------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   124,429     366,053       17,927        98,581     11,208,107      50,997
    Cost of investments sold.................   140,842     412,695       24,978       118,212     11,027,469      58,051
                                               --------    --------     --------      --------    -----------    --------
       Realized gains (losses) on fund
        shares...............................   (16,413)    (46,642)      (7,051)      (19,631)       180,638      (7,054)
Realized gain distributions..................        20          11       10,195        10,876             --          --
                                               --------    --------     --------      --------    -----------    --------
    Net realized gains (losses)..............   (16,393)    (46,631)       3,144        (8,755)       180,638      (7,054)
Change in unrealized gains (losses)..........       669      (2,810)     (45,166)      (50,170)       972,934     (29,682)
                                               --------    --------     --------      --------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................   (15,724)    (49,441)     (42,022)      (58,925)     1,153,572     (36,736)
                                               --------    --------     --------      --------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(16,087)   $(50,818)    $(42,028)     $(56,690)   $ 1,105,492    $(35,508)
                                               ========    ========     ========      ========    ===========    ========

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     Lord Abbett   Marsico       AST         AST         AST
                                               Large-Cap     Bond-      Capital   MFS Global      MFS       Mid-Cap
                                                 Value     Debenture    Growth      Equity      Growth       Value
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    816    $  2,947    $    242    $  1,067     $    32     $   322
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (298)       (329)       (634)       (889)       (133)       (192)
    Administrative expense...................        (1)         (7)        (11)        (19)         (3)         (2)
                                               --------    --------    --------    --------     -------     -------
    Net investment income (loss).............       517       2,611        (403)        159        (104)        128
                                               --------    --------    --------    --------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    44,559      10,094      23,354      24,510       5,032      30,840
    Cost of investments sold.................    54,806      13,152      25,352      31,740       7,531      35,651
                                               --------    --------    --------    --------     -------     -------
       Realized gains (losses) on fund
        shares...............................   (10,247)     (3,058)     (1,998)     (7,230)     (2,499)     (4,811)
Realized gain distributions..................     3,033       1,253       2,563      20,694          --       1,314
                                               --------    --------    --------    --------     -------     -------
    Net realized gains (losses)..............    (7,214)     (1,805)        565      13,464      (2,499)     (3,497)
Change in unrealized gains (losses)..........    (5,081)    (11,406)    (27,879)    (43,137)     (3,291)     (3,430)
                                               --------    --------    --------    --------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (12,295)    (13,211)    (27,314)    (29,673)     (5,790)     (6,927)
                                               --------    --------    --------    --------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,778)   $(10,600)   $(27,717)   $(29,514)    $(5,894)    $(6,799)
                                               ========    ========    ========    ========     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           Neuberger      AST         AST       Niemann       AST
                                                           Berman /    Neuberger   Neuberger    Capital   Parametric
                                                  AST         LSV       Berman      Berman      Growth     Emerging
                                                 Money      Mid-Cap     Mid-Cap    Small-Cap     Asset      Markets
                                                Market     Value (f)    Growth      Growth    Allocation  Equity (e)
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  6,278    $    601    $     --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (3,547)       (392)       (364)        (70)       (469)        (13)
    Administrative expense...................      (284)         (6)         (6)         (1)        (22)         (1)
                                               --------    --------    --------     -------    --------     -------
    Net investment income (loss).............     2,447         203        (370)        (71)       (491)        (14)
                                               --------    --------    --------     -------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   528,701       7,360       6,089       3,082     121,179          14
    Cost of investments sold.................   528,701       9,380       8,594       3,113     133,119          20
                                               --------    --------    --------     -------    --------     -------
       Realized gains (losses) on fund
        shares...............................        --      (2,020)     (2,505)        (31)    (11,940)         (6)
Realized gain distributions..................        --       2,528          --          --          --          --
                                               --------    --------    --------     -------    --------     -------
    Net realized gains (losses)..............        --         508      (2,505)        (31)    (11,940)         (6)
Change in unrealized gains (losses)..........        --     (18,744)    (13,468)     (2,245)       (261)     (2,001)
                                               --------    --------    --------     -------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --     (18,236)    (15,973)     (2,276)    (12,201)     (2,007)
                                               --------    --------    --------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  2,447    $(18,033)   $(16,343)    $(2,347)   $(12,692)    $(2,021)
                                               ========    ========    ========     =======    ========     =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced     Advanced    Advanced      Advanced     Advanced
                                            Series       Series       Series      Series        Series       Series
                                             Trust       Trust        Trust        Trust        Trust         Trust
                                          Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                          ----------- ------------ ------------ ----------- -------------- -----------
                                              AST                                                AST
                                             PIMCO        AST          AST          AST       Schroders
                                            Limited      PIMCO     Preservation   QMA US     Multi-Asset       AST
                                           Maturity   Total Return    Asset       Equity        World       Small-Cap
                                             Bond         Bond      Allocation   Alpha (g)  Strategies (h)   Growth
                                          ----------- ------------ ------------ ----------- -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $ 3,988     $  5,970    $   24,688   $  2,421     $   4,786      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,088)      (2,242)      (41,317)      (937)       (4,298)         (35)
    Administrative expense...............       (47)         (45)         (913)       (16)          (57)          --
                                            -------     --------    ----------   --------     ---------      -------
    Net investment income (loss).........     2,853        3,683       (17,542)     1,468           431          (35)
                                            -------     --------    ----------   --------     ---------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    20,279       63,688     3,052,653     59,047       515,916        6,532
    Cost of investments sold.............    20,516       64,865     3,484,995     67,761       619,024        7,567
                                            -------     --------    ----------   --------     ---------      -------
       Realized gains (losses) on
        fund shares......................      (237)      (1,177)     (432,342)    (8,714)     (103,108)      (1,035)
Realized gain distributions..............        --          868        97,657         --        24,397           --
                                            -------     --------    ----------   --------     ---------      -------
    Net realized gains (losses)..........      (237)        (309)     (334,685)    (8,714)      (78,711)      (1,035)
Change in unrealized gains (losses)......    (6,259)     (11,705)     (332,203)   (28,090)       (4,800)         (13)
                                            -------     --------    ----------   --------     ---------      -------
    Net realized and unrealized gains
     (losses) on investments.............    (6,496)     (12,014)     (666,888)   (36,804)      (83,511)      (1,048)
                                            -------     --------    ----------   --------     ---------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $(3,643)    $ (8,331)   $ (684,430)  $(35,336)    $ (83,080)     $(1,083)
                                            =======     ========    ==========   ========     =========      =======

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced      Advanced      Advanced      Advanced     Advanced
                                            Series       Series        Series        Series        Series       Series
                                             Trust        Trust         Trust         Trust         Trust        Trust
                                          Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. Rowe Price      AST      T. Rowe Price T. Rowe Price     AST
                                           Small-Cap      Asset     T. Rowe Price   Large-Cap      Natural    UBS Dynamic
                                             Value     Allocation    Global Bond     Growth       Resources      Alpha
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    456    $   104,342     $ 2,565      $     88      $    584    $    7,100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (555)       (94,091)       (557)         (483)       (1,268)      (40,149)
    Administrative expense...............        (6)          (788)        (14)           (6)          (18)         (423)
                                           --------    -----------     -------      --------      --------    ----------
    Net investment income (loss).........      (105)         9,463       1,994          (401)         (702)      (33,472)
                                           --------    -----------     -------      --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    22,205      7,261,054      35,938        52,979        20,564     4,655,227
    Cost of investments sold.............    28,687      8,680,596      38,855        57,769        25,995     5,200,134
                                           --------    -----------     -------      --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (6,482)    (1,419,542)     (2,917)       (4,790)       (5,431)     (544,907)
Realized gain distributions..............     4,380        216,172       1,581            --         9,029        97,635
                                           --------    -----------     -------      --------      --------    ----------
    Net realized gains (losses)..........    (2,102)    (1,203,370)     (1,336)       (4,790)        3,598      (447,272)
Change in unrealized gains
 (losses)................................    (9,676)      (553,539)     (4,614)      (10,603)      (70,061)     (126,446)
                                           --------    -----------     -------      --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   (11,778)    (1,756,909)     (5,950)      (15,393)      (66,463)     (573,718)
                                           --------    -----------     -------      --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(11,883)   $(1,747,446)    $(3,956)     $(15,794)     $(67,165)   $ (607,190)
                                           ========    ===========     =======      ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Franklin
                                           Templeton
                                            Variable     AIM Variable  AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                           Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Products Trust     Funds         Funds         Funds         Funds         Funds
                                          Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         -------------- -------------- ------------  ------------  ------------  ------------
                                            Franklin
                                           Templeton
                                          VIP Founding                                AIM V. I.     AIM V. I.
                                             Funds        AIM V. I.     AIM V. I.      Capital       Capital      AIM V. I.
                                         Allocation (i) Basic Balanced Basic Value   Appreciation  Development   Core Equity
                                         -------------- -------------- ------------  ------------  ------------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   35,937    $  1,182,697  $    130,046  $         --  $         --  $  3,008,675
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........      (12,939)       (343,967)     (202,609)   (1,509,351)     (183,325)   (1,899,466)
    Administrative expense..............         (288)        (52,528)      (30,094)     (211,604)      (26,633)     (270,514)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net investment income
     (loss).............................       22,710         786,202      (102,657)   (1,720,955)     (209,958)      838,695
                                           ----------    ------------  ------------  ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,685,143      10,119,075     5,871,142    29,990,858     4,479,569    42,557,074
    Cost of investments sold............    3,115,025      11,447,230     6,318,203    31,937,326     4,232,950    40,179,344
                                           ----------    ------------  ------------  ------------  ------------  ------------
       Realized gains (losses) on
        fund shares.....................     (429,882)     (1,328,155)     (447,061)   (1,946,468)      246,619     2,377,730
Realized gain distributions.............       34,738              --     2,813,185            --     1,743,486            --
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized gains (losses).........     (395,144)     (1,328,155)    2,366,124    (1,946,468)    1,990,105     2,377,730
Change in unrealized gains
 (losses)...............................     (158,649)    (12,431,727)  (13,115,524)  (60,709,415)  (10,700,350)  (55,044,098)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments........................     (553,793)    (13,759,882)  (10,749,400)  (62,655,883)   (8,710,245)  (52,666,368)
                                           ----------    ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (531,083)   $(12,973,680) $(10,852,057) $(64,376,838) $ (8,920,203) $(51,827,673)
                                           ==========    ============  ============  ============  ============  ============

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              AIM          AIM         AIM           AIM          AIM          AIM
                                           Variable     Variable    Variable      Variable     Variable     Variable
                                           Insurance    Insurance   Insurance     Insurance    Insurance    Insurance
                                             Funds        Funds       Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                          -----------  ----------- -----------  ------------- -----------  -----------
                                           AIM V. I.    AIM V. I.                 AIM V. I.    AIM V. I.    AIM V. I.
                                          Diversified  Government   AIM V. I.   International  Large Cap     Mid Cap
                                            Income     Securities  High Yield      Growth       Growth     Core Equity
                                          -----------  ----------- -----------  ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,184,961  $  824,690  $   716,964  $    209,915  $     1,390  $   269,138
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (179,836)   (283,521)     (99,851)     (522,487)    (162,174)    (235,291)
    Administrative expense...............     (25,181)    (46,626)     (14,855)      (65,192)     (24,060)     (35,334)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net investment income (loss).........     979,944     494,543      602,258      (377,764)    (184,844)      (1,487)
                                          -----------  ----------  -----------  ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   5,801,077   7,353,975    2,799,293    12,334,822    4,548,271    6,681,640
    Cost of investments sold.............   7,223,411   7,007,783    3,360,648     9,218,419    4,425,469    6,411,839
                                          -----------  ----------  -----------  ------------  -----------  -----------
       Realized gains (losses) on
        fund shares......................  (1,422,334)    346,192     (561,355)    3,116,403      122,802      269,801
Realized gain distributions..............          --          --           --       507,601           --    1,957,252
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized gains (losses)..........  (1,422,334)    346,192     (561,355)    3,624,004      122,802    2,227,053
Change in unrealized gains (losses)......  (2,134,406)  1,496,249   (2,318,399)  (24,566,029)  (6,243,875)  (8,150,080)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............  (3,556,740)  1,842,441   (2,879,754)  (20,942,025)  (6,121,073)  (5,923,027)
                                          -----------  ----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(2,576,796) $2,336,984  $(2,277,496) $(21,319,789) $(6,305,917) $(5,924,514)
                                          ===========  ==========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 AIM Variable  AIM Variable   AIM Variable
                                          AIM Variable AIM Variable AIM Variable  Insurance     Insurance       Insurance
                                           Insurance    Insurance    Insurance      Funds         Funds           Funds
                                             Funds        Funds        Funds      Series II     Series II       Series II
                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account
                                          ------------ ------------ ------------ ------------ -------------- ---------------
                                                                                  AIM V. I.                     AIM V. I.
                                           AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital
                                          Money Market  Technology   Utilities   Balanced II  Basic Value II Appreciation II
                                          ------------ ------------ ------------ ------------ -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   464,806  $        --  $   270,619   $  55,743    $     68,501    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (276,062)     (40,084)    (133,802)    (18,781)       (195,869)       (75,199)
    Administrative expense...............     (41,925)      (6,367)     (18,789)     (3,152)        (42,721)       (16,695)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net investment income (loss).........     146,819      (46,451)     118,028      33,810        (170,089)       (91,894)
                                          -----------  -----------  -----------   ---------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  15,999,110    1,223,091    3,290,403     286,780       2,806,211      1,308,042
    Cost of investments sold.............  15,999,110    1,173,971    2,686,274     271,890       3,192,493      1,187,855
                                          -----------  -----------  -----------   ---------    ------------    -----------
       Realized gains (losses) on
        fund shares......................          --       49,120      604,129      14,890        (386,282)       120,187
Realized gain distributions..............          --           --      994,338          --       2,664,339             --
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized gains (losses)..........          --       49,120    1,598,467      14,890       2,278,057        120,187
Change in unrealized gains (losses)......          --   (1,872,573)  (5,924,660)   (682,242)    (11,711,986)    (3,138,788)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized and unrealized gains
     (losses) on investments.............          --   (1,823,453)  (4,326,193)   (667,352)     (9,433,929)    (3,018,601)
                                          -----------  -----------  -----------   ---------    ------------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $   146,819  $(1,869,904) $(4,208,165)  $(633,542)   $ (9,604,018)   $(3,110,495)
                                          ===========  ===========  ===========   =========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable
                                        Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds         Funds         Funds         Funds         Funds
                                        Series II      Series II     Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      -------------- -------------- ------------ ------------- ------------- -------------
                                        AIM V. I.                    AIM V. I.     AIM V. I.                   AIM V. I.
                                         Capital       AIM V. I.    Diversified   Government     AIM V. I.   International
                                      Development II Core Equity II  Income II   Securities II High Yield II   Growth II
                                      -------------- -------------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $      --     $    66,330    $  39,057     $ 80,954      $  48,275     $   4,764
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (7,143)        (50,776)      (5,739)     (30,537)        (7,002)      (14,926)
    Administrative expense...........      (1,280)        (11,908)      (1,084)      (6,611)          (980)       (2,529)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net investment income
     (loss)..........................      (8,423)          3,646       32,234       43,806         40,293       (12,691)
                                        ---------     -----------    ---------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      98,710         812,420      138,457      292,073        240,808       390,499
    Cost of investments sold.........      93,128         761,620      166,616      288,056        275,234       290,457
                                        ---------     -----------    ---------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............       5,582          50,800      (28,159)       4,017        (34,426)      100,042
Realized gain distributions..........      68,812              --           --           --             --        13,850
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized gains (losses)......      74,394          50,800      (28,159)       4,017        (34,426)      113,892
Change in unrealized gains
 (losses)............................    (389,265)     (1,336,017)     (80,713)     154,448       (167,357)     (681,650)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (314,871)     (1,285,217)    (108,872)     158,465       (201,783)     (567,758)
                                        ---------     -----------    ---------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(323,294)    $(1,281,571)   $ (76,638)    $202,271      $(161,490)    $(580,449)
                                        =========     ===========    =========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Alliance
                                         AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein
                                          Insurance     Insurance     Insurance     Insurance    Insurance     Variable
                                            Funds         Funds         Funds         Funds        Funds        Product
                                          Series II     Series II     Series II     Series II    Series II    Series Fund
                                         Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         ------------ -------------- ------------ ------------- ------------ ------------
                                          AIM V. I.     AIM V. I.     AIM V. I.                                Alliance
                                          Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.     Bernstein
                                          Growth II   Core Equity II  Market II   Technology II Utilities II  VPS Growth
                                         ------------ -------------- ------------ ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $      --    $    65,793     $ 38,175     $     --     $  19,372   $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,144)       (74,260)     (27,424)      (1,043)       (9,953)      (545,161)
    Administrative expense..............     (1,710)       (14,957)      (4,016)        (181)       (1,538)      (101,262)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net investment income (loss)........    (12,854)       (23,424)       6,735       (1,224)        7,881       (646,423)
                                          ---------    -----------     --------     --------     ---------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    147,608      1,444,961      529,894       33,361       203,432     12,173,880
    Cost of investments sold............    138,485      1,413,754      529,894       35,019       177,871     11,994,146
                                          ---------    -----------     --------     --------     ---------   ------------
       Realized gains (losses) on
        fund shares.....................      9,123         31,207           --       (1,658)       25,561        179,734
Realized gain distributions.............         --        582,390           --           --        80,902             --
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized gains (losses).........      9,123        613,597           --       (1,658)      106,463        179,734
Change in unrealized gains
 (losses)...............................   (400,710)    (2,323,511)          --      (43,739)     (421,041)   (20,707,289)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................   (391,587)    (1,709,914)          --      (45,397)     (314,578)   (20,527,555)
                                          ---------    -----------     --------     --------     ---------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(404,441)   $(1,733,338)    $  6,735     $(46,621)    $(306,697)  $(21,173,978)
                                          =========    ===========     ========     ========     =========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                            Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                            Variable      Variable      Variable      Variable      Variable      Variable
                                             Product       Product       Product       Product       Product       Product
                                           Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                            Alliance      Alliance      Alliance      Alliance      Alliance
                                          Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance
                                            Growth &    International   Large Cap     Small/Mid      Utility    Bernstein VPS
                                             Income         Value        Growth       Cap Value      Income         Value
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $  2,092,373  $    289,633  $         --  $    156,245   $   183,679   $    63,508
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........   (1,630,015)     (441,884)     (401,545)     (470,749)      (96,912)      (39,844)
    Administrative expense...............     (282,008)      (85,123)      (73,870)     (101,051)      (20,540)       (7,802)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net investment income (loss).........      180,350      (237,374)     (475,415)     (415,555)       66,227        15,862
                                          ------------  ------------  ------------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   34,576,928     7,008,300     8,247,764    10,787,671     2,429,752       683,850
    Cost of investments sold.............   39,539,386     8,135,953     8,320,009    11,717,424     2,646,823       883,417
                                          ------------  ------------  ------------  ------------   -----------   -----------
       Realized gains (losses) on
        fund shares......................   (4,962,458)   (1,127,653)      (72,245)     (929,753)     (217,071)     (199,567)
Realized gain distributions..............   21,588,965     2,072,118            --     3,679,915       834,035       161,918
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized gains (losses)..........   16,626,507       944,465       (72,245)    2,750,162       616,964       (37,649)
Change in unrealized gains (losses)......  (77,351,929)  (22,997,660)  (13,611,973)  (15,783,343)   (3,657,462)   (1,449,111)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............  (60,725,422)  (22,053,195)  (13,684,218)  (13,033,181)   (3,040,498)   (1,486,760)
                                          ------------  ------------  ------------  ------------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(60,545,072) $(22,290,569) $(14,159,633) $(13,448,736)  $(2,974,271)  $(1,470,898)
                                          ============  ============  ============  ============   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                           Dreyfus
                                            American      Socially                   Dreyfus      Dreyfus
                                             Century     Responsible                 Variable     Variable       DWS
                                            Variable       Growth    Dreyfus Stock  Investment   Investment   Variable
                                         Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund      Series I
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         --------------- ----------- ------------- ------------ ------------ -----------
                                                           Dreyfus
                                            American      Socially
                                             Century     Responsible Dreyfus Stock VIF Growth &     VIF          DWS
                                           VP Balanced   Growth Fund  Index Fund      Income    Money Market Bond VIP A
                                         --------------- ----------- ------------- ------------ ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $   551      $    989     $  18,248    $   1,110    $   25,993   $  37,016
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (280)         (996)      (11,760)      (1,981)      (14,851)     (2,598)
    Administrative expense..............         (32)          (96)       (1,436)        (280)       (2,692)     (1,953)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net investment income (loss)........         239          (103)        5,052       (1,151)        8,450      32,465
                                             -------      --------     ---------    ---------    ----------   ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................       1,020       123,363       378,578       25,305     2,040,852     239,220
    Cost of investments sold............       1,307       110,903       320,035       25,416     2,040,852     253,456
                                             -------      --------     ---------    ---------    ----------   ---------
       Realized gains (losses) on
        fund shares.....................        (287)       12,460        58,543         (111)           --     (14,236)
Realized gain distributions.............       1,596            --            --       20,930            --          --
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized gains (losses).........       1,309        12,460        58,543       20,819            --     (14,236)
Change in unrealized gains
 (losses)...............................      (6,640)      (28,794)     (448,429)    (104,057)           --    (126,016)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized and unrealized
     gains (losses) on
     investments........................      (5,331)      (16,334)     (389,886)     (83,238)           --    (140,252)
                                             -------      --------     ---------    ---------    ----------   ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................     $(5,092)     $(16,437)    $(384,834)   $ (84,389)   $    8,450   $(107,787)
                                             =======      ========     =========    =========    ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             DWS           DWS          DWS           DWS          DWS         DWS
                                           Variable     Variable      Variable     Variable     Variable     Variable
                                           Series I     Series I      Series I     Series I     Series II   Series II
                                         Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account
                                         ------------ ------------- ------------ ------------- ----------- ------------
                                                           DWS
                                             DWS         Global         DWS           DWS          DWS         DWS
                                           Capital    Opportunities  Growth and  International  Balanced   Money Market
                                         Growth VIP A     VIP A     Income VIP A     VIP A      VIP A II     VIP A II
                                         ------------ ------------- ------------ ------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  15,567    $     3,647   $  10,731     $  10,279    $  69,553    $ 25,805
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (5,977)        (5,404)     (2,155)       (2,858)      (7,210)     (3,801)
    Administrative expense..............     (4,555)        (4,130)     (1,639)       (2,180)      (5,478)     (2,888)
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net investment income (loss)........      5,035         (5,887)      6,937         5,241       56,865      19,116
                                          ---------    -----------   ---------     ---------    ---------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    237,463        179,652      10,525       147,533      191,365     284,460
    Cost of investments sold............    229,848        190,166      12,723       157,965      213,219     284,460
                                          ---------    -----------   ---------     ---------    ---------    --------
       Realized gains (losses) on
        fund shares.....................      7,615        (10,514)     (2,198)      (10,432)     (21,854)         --
Realized gain distributions.............         --        233,139     126,480       133,672           --          --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized gains (losses).........      7,615        222,625     124,282       123,240      (21,854)         --
Change in unrealized gains
 (losses)...............................   (563,985)    (1,027,131)   (376,024)     (547,080)    (592,176)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (556,370)      (804,506)   (251,742)     (423,840)    (614,030)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(551,335)   $  (810,393)  $(244,805)    $(418,599)   $(557,165)   $ 19,116
                                          =========    ===========   =========     =========    =========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                  Fidelity      Fidelity      Fidelity      Fidelity
                                          DWS       Federated     Variable      Variable      Variable      Variable
                                       Variable     Insurance     Insurance     Insurance     Insurance     Insurance
                                       Series II     Series     Products Fund Products Fund Products Fund Products Fund
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      ----------- ------------- ------------- ------------- ------------- -------------
                                          DWS
                                       Small Cap    Federated
                                        Growth        Prime          VIP           VIP                         VIP
                                       VIP A II   Money Fund II  Contrafund   Equity-Income  VIP Growth    High Income
                                      ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $      --   $  237,254    $    93,570   $   36,291    $    41,879   $  142,720
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,668)    (117,157)      (123,534)     (20,593)       (65,942)     (22,276)
    Administrative expense...........     (1,269)     (15,328)       (15,094)      (2,920)        (8,471)      (2,575)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net investment income
     (loss)..........................     (2,937)     104,769        (45,058)      12,778        (32,534)     117,869
                                       ---------   ----------    -----------   ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     26,225    5,198,522      2,915,612      969,728      1,369,527      867,911
    Cost of investments sold.........     39,100    5,198,522      3,391,200    1,123,168      1,452,086    1,029,144
                                       ---------   ----------    -----------   ----------    -----------   ----------
       Realized gains (losses)
        on fund shares...............    (12,875)          --       (475,588)    (153,440)       (82,559)    (161,233)
Realized gain distributions..........         --           --        322,449        2,041             --           --
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized gains
     (losses)........................    (12,875)          --       (153,139)    (151,399)       (82,559)    (161,233)
Change in unrealized gains
 (losses)............................   (245,822)          --     (5,299,776)    (757,711)    (3,143,691)    (458,096)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (258,697)          --     (5,452,915)    (909,110)    (3,226,250)    (619,329)
                                       ---------   ----------    -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(261,634)  $  104,769    $(5,497,973)  $ (896,332)   $(3,258,784)  $ (501,460)
                                       =========   ==========    ===========   ==========    ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity
                                        Fidelity      Fidelity      Fidelity        Variable          Variable
                                        Variable      Variable      Variable        Insurance         Insurance
                                        Insurance     Insurance     Insurance     Products Fund     Products Fund
                                      Products Fund Products Fund Products Fund (Service Class 2) (Service Class 2)
                                       Sub-Account   Sub-Account   Sub-Account     Sub-Account       Sub-Account
                                      ------------- ------------- ------------- ----------------- -----------------
                                                         VIP                        VIP Asset            VIP
                                                     Investment        VIP       Manager Growth      Contrafund
                                      VIP Index 500  Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                                      ------------- ------------- ------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   141,412   $  136,628    $    56,014      $    928        $    719,873
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (86,613)     (36,911)       (29,872)         (720)         (1,235,995)
    Administrative expense...........      (10,314)      (3,803)        (3,292)          (58)           (221,729)
                                       -----------   ----------    -----------      --------        ------------
    Net investment income
     (loss)..........................       44,485       95,914         22,850           150            (737,851)
                                       -----------   ----------    -----------      --------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,222,334    1,291,352      1,151,044         3,087          17,424,450
    Cost of investments sold.........    2,168,353    1,353,674      1,181,957         3,502          25,105,494
                                       -----------   ----------    -----------      --------        ------------
       Realized gains (losses)
        on fund shares...............       53,981      (62,322)       (30,913)         (415)         (7,681,044)
Realized gain distributions..........       84,946        2,653        349,653            43           2,648,926
                                       -----------   ----------    -----------      --------        ------------
    Net realized gains
     (losses)........................      138,927      (59,669)       318,740          (372)         (5,032,118)
Change in unrealized gains
 (losses)............................   (3,403,803)    (180,369)    (1,691,054)      (24,019)        (43,134,239)
                                       -----------   ----------    -----------      --------        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,264,876)    (240,038)    (1,372,314)      (24,391)        (48,166,357)
                                       -----------   ----------    -----------      --------        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(3,220,391)  $ (144,124)   $(1,349,464)     $(24,241)       $(48,904,208)
                                       ===========   ==========    ===========      ========        ============

                                          Fidelity
                                          Variable
                                          Insurance
                                        Products Fund
                                      (Service Class 2)
                                         Sub-Account
                                      -----------------
                                             VIP
                                        Equity-Income
                                      (Service Class 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    39,287
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (32,291)
    Administrative expense...........         (4,000)
                                         -----------
    Net investment income
     (loss)..........................          2,996
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,359,185
    Cost of investments sold.........      1,551,921
                                         -----------
       Realized gains (losses)
        on fund shares...............       (192,736)
Realized gain distributions..........          2,971
                                         -----------
    Net realized gains
     (losses)........................       (189,765)
Change in unrealized gains
 (losses)............................       (981,386)
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (1,171,151)
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(1,168,155)
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                         VIP Freedom           VIP
                                   VIP Freedom       VIP Freedom       VIP Freedom         Income           Growth &
                                 2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio          Income
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   281,018       $   168,621       $    56,585       $   94,661        $   118,492
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (113,975)          (89,058)          (35,525)         (42,947)          (171,786)
    Administrative
     expense...................        (20,912)          (15,765)           (5,425)          (7,042)           (33,213)
                                   -----------       -----------       -----------       ----------        -----------
    Net investment income
     (loss)....................        146,131            63,798            15,635           44,672            (86,507)
                                   -----------       -----------       -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      2,736,898         2,551,999           481,104        1,533,647          2,330,673
    Cost of investments
     sold......................      3,105,756         3,087,212           601,526        1,640,295          2,723,773
                                   -----------       -----------       -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................       (368,858)         (535,213)         (120,422)        (106,648)          (393,100)
Realized gain distributions....        362,899           356,430           199,895           51,025          1,341,003
                                   -----------       -----------       -----------       ----------        -----------
    Net realized gains
     (losses)..................         (5,959)         (178,783)           79,473          (55,623)           947,903
Change in unrealized gains
 (losses)......................     (2,842,962)       (2,617,372)       (1,292,595)        (366,694)        (7,235,910)
                                   -----------       -----------       -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (2,848,921)       (2,796,155)       (1,213,122)        (422,317)        (6,288,007)
                                   -----------       -----------       -----------       ----------        -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(2,702,790)      $(2,732,357)      $(1,197,487)      $ (377,645)       $(6,374,514)
                                   ===========       ===========       ===========       ==========        ===========

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------


                                   VIP Growth
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $   3,288
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................        (8,921)
    Administrative
     expense...................        (1,035)
                                    ---------
    Net investment income
     (loss)....................        (6,668)
                                    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       283,367
    Cost of investments
     sold......................       275,440
                                    ---------
       Realized gains
        (losses) on fund
        shares.................         7,927
Realized gain distributions....            --
                                    ---------
    Net realized gains
     (losses)..................         7,927
Change in unrealized gains
 (losses)......................      (379,655)
                                    ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (371,728)
                                    ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(378,396)
                                    =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP            VIP High                         VIP Investment
                                  Growth Stock         Income         VIP Index 500      Grade Bond        VIP MidCap
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $      --        $   730,401       $   163,481         $   705        $     61,523
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (21,313)          (128,781)         (100,895)           (208)           (351,483)
    Administrative
     expense...................        (4,128)           (24,431)          (16,615)            (15)            (63,412)
                                    ---------        -----------       -----------         -------        ------------
    Net investment income
     (loss)....................       (25,441)           577,189            45,971             482            (353,372)
                                    ---------        -----------       -----------         -------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       512,418          3,288,080         1,628,410          10,003           7,349,543
    Cost of investments
     sold......................       656,773          3,720,694         1,830,932          10,872           9,209,402
                                    ---------        -----------       -----------         -------        ------------
       Realized gains
        (losses) on fund
        shares.................      (144,355)          (432,614)         (202,522)           (869)         (1,859,859)
Realized gain distributions....            --                 --            83,136              14           4,515,394
                                    ---------        -----------       -----------         -------        ------------
    Net realized gains
     (losses)..................      (144,355)          (432,614)         (119,386)           (855)          2,655,535
Change in unrealized gains
 (losses)......................      (797,283)        (2,600,104)       (3,322,645)           (211)        (14,348,074)
                                    ---------        -----------       -----------         -------        ------------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (941,638)        (3,032,718)       (3,442,031)         (1,066)        (11,692,539)
                                    ---------        -----------       -----------         -------        ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(967,079)       $(2,455,529)      $(3,396,060)        $  (584)       $(12,045,911)
                                    =========        ===========       ===========         =======        ============

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------
                                    VIP Money
                                     Market
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   396,205
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (204,935)
    Administrative
     expense...................        (50,870)
                                   -----------
    Net investment income
     (loss)....................        140,400
                                   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     12,855,416
    Cost of investments
     sold......................     12,855,416
                                   -----------
       Realized gains
        (losses) on fund
        shares.................             --
Realized gain distributions....             --
                                   -----------
    Net realized gains
     (losses)..................             --
Change in unrealized gains
 (losses)......................             --
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............             --
                                   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $   140,400
                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Fidelity         Franklin       Franklin        Franklin         Franklin
                                          Variable        Templeton      Templeton        Templeton       Templeton
                                          Insurance        Variable       Variable        Variable         Variable
                                        Products Fund     Insurance      Insurance        Insurance       Insurance
                                      (Service Class 2) Products Trust Products Trust  Products Trust   Products Trust
                                         Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                      ----------------- -------------- -------------- ----------------- --------------
                                                           Franklin       Franklin
                                                           Flex Cap      Growth and                        Franklin
                                        VIP Overseas        Growth         Income       Franklin High       Income
                                      (Service Class 2)   Securities     Securities   Income Securities   Securities
                                      ----------------- -------------- -------------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $   5,324      $     5,515    $  1,995,468     $   968,048     $ 14,038,354
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (2,774)         (66,840)       (832,897)       (135,798)      (3,541,387)
    Administrative expense...........          (274)         (12,740)       (157,721)        (26,641)        (582,065)
                                          ---------      -----------    ------------     -----------     ------------
    Net investment income
     (loss)..........................         2,276          (74,065)      1,004,850         805,609        9,914,902
                                          ---------      -----------    ------------     -----------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        30,213        1,084,264      15,645,220       3,069,401       75,862,756
    Cost of investments sold.........        40,443        1,067,067      19,586,660       3,415,161       84,680,484
                                          ---------      -----------    ------------     -----------     ------------
       Realized gains (losses)
        on fund shares...............       (10,230)          17,197      (3,941,440)       (345,760)      (8,817,728)
Realized gain distributions..........        16,982               --       5,522,951              --        5,878,179
                                          ---------      -----------    ------------     -----------     ------------
    Net realized gains
     (losses)........................         6,752           17,197       1,581,511        (345,760)      (2,939,549)
Change in unrealized gains
 (losses)............................      (128,206)      (1,936,776)    (29,021,121)     (3,012,907)     (94,024,615)
                                          ---------      -----------    ------------     -----------     ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (121,454)      (1,919,579)    (27,439,610)     (3,358,667)     (96,964,164)
                                          ---------      -----------    ------------     -----------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $(119,178)     $(1,993,644)   $(26,434,760)    $(2,553,058)    $(87,049,262)
                                          =========      ===========    ============     ===========     ============

                                         Franklin
                                        Templeton
                                         Variable
                                        Insurance
                                      Products Trust
                                       Sub-Account
                                      --------------
                                         Franklin
                                        Large Cap
                                          Growth
                                        Securities
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    835,399
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (868,127)
    Administrative expense...........      (148,991)
                                       ------------
    Net investment income
     (loss)..........................      (181,719)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,235,232
    Cost of investments sold.........    14,265,981
                                       ------------
       Realized gains (losses)
        on fund shares...............    (2,030,749)
Realized gain distributions..........     4,295,764
                                       ------------
    Net realized gains
     (losses)........................     2,265,015
Change in unrealized gains
 (losses)............................   (29,065,414)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (26,800,399)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(26,982,118)
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Franklin       Franklin       Franklin       Franklin       Franklin
                                            Templeton      Templeton      Templeton      Templeton      Templeton
                                             Variable       Variable       Variable       Variable       Variable
                                            Insurance      Insurance      Insurance      Insurance      Insurance
                                          Products Trust Products Trust Products Trust Products Trust Products Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------
                                                            Franklin
                                             Franklin        Small
                                            Small Cap       Mid-Cap                        Mutual
                                              Value          Growth     Franklin U.S.    Discovery    Mutual Shares
                                            Securities     Securities     Government     Securities     Securities
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    600,318   $        --    $ 1,750,433    $    638,827   $  4,866,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (704,793)      (35,036)      (497,450)       (397,425)    (2,305,215)
    Administrative expense...............      (128,388)       (6,861)       (89,792)        (68,588)      (400,334)
                                           ------------   -----------    -----------    ------------   ------------
    Net investment income (loss).........      (232,863)      (41,897)     1,163,191         172,814      2,160,602
                                           ------------   -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    15,405,226       607,043     15,176,621       7,691,150     49,264,228
    Cost of investments sold.............    16,159,452       522,753     15,122,502       8,241,376     52,813,515
                                           ------------   -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................      (754,226)       84,290         54,119        (550,226)    (3,549,287)
Realized gain distributions..............     4,157,698       321,419             --       1,196,812      6,921,296
                                           ------------   -----------    -----------    ------------   ------------
    Net realized gains (losses)..........     3,403,472       405,709         54,119         646,586      3,372,009
Change in unrealized gains (losses)......   (22,391,996)   (1,742,072)     1,022,427     (10,712,026)   (81,144,632)
                                           ------------   -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (18,988,524)   (1,336,363)     1,076,546     (10,065,440)   (77,772,623)
                                           ------------   -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(19,221,387)  $(1,378,260)   $ 2,239,737    $ (9,892,626)  $(75,612,021)
                                           ============   ===========    ===========    ============   ============

                                             Franklin
                                            Templeton
                                             Variable
                                            Insurance
                                          Products Trust
                                           Sub-Account
                                          --------------

                                            Templeton
                                            Developing
                                             Markets
                                            Securities
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    968,197
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (501,872)
    Administrative expense...............       (87,178)
                                           ------------
    Net investment income (loss).........       379,147
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    12,753,410
    Cost of investments sold.............    13,252,409
                                           ------------
       Realized gains (losses) on
        fund shares......................      (498,999)
Realized gain distributions..............     7,257,312
                                           ------------
    Net realized gains (losses)..........     6,758,313
Change in unrealized gains (losses)......   (31,906,724)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (25,148,411)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(24,769,264)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Franklin       Franklin       Franklin
                                        Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs Goldman Sachs
                                         Variable       Variable       Variable       Variable      Variable      Variable
                                        Insurance      Insurance      Insurance      Insurance      Insurance     Insurance
                                      Products Trust Products Trust Products Trust     Trust          Trust         Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      -------------- -------------- -------------- -------------- ------------- -------------
                                        Templeton      Templeton      Templeton                        VIT
                                         Foreign     Global Income      Growth          VIT        Growth and        VIT
                                        Securities     Securities     Securities   Capital Growth    Income     Mid Cap Value
                                      -------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   4,284,206    $  128,390    $    43,306      $     40     $   134,033   $    65,900
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,464,596)      (44,872)       (31,264)         (384)       (105,279)      (95,013)
    Administrative expense...........      (427,863)       (8,044)        (3,644)          (78)        (20,708)      (18,748)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net investment income
     (loss)..........................     1,391,747        75,474          8,398          (422)          8,046       (47,861)
                                      -------------    ----------    -----------      --------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    50,449,940     1,658,359      1,127,013         3,069       2,395,448     1,803,539
    Cost of investments sold.........    52,058,181     1,470,411      1,191,070         3,107       2,969,426     2,387,041
                                      -------------    ----------    -----------      --------     -----------   -----------
       Realized gains (losses)
        on fund shares...............    (1,608,241)      187,948        (64,057)          (38)       (573,978)     (583,502)
Realized gain distributions..........    17,534,116            --        170,651            --             664        11,800
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized gains (losses)......    15,925,875       187,948        106,594           (38)       (573,314)     (571,702)
Change in unrealized gains
 (losses)............................  (107,344,430)     (138,186)    (1,396,365)      (15,510)     (2,479,967)   (2,329,918)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (91,418,555)       49,762     (1,289,771)      (15,548)     (3,053,281)   (2,901,620)
                                      -------------    ----------    -----------      --------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ (90,026,808)   $  125,236    $(1,281,373)     $(15,970)    $(3,045,235)  $(2,949,481)
                                      =============    ==========    ===========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable                      Janus            Janus
                                        Insurance     Insurance     Insurance      Janus       Aspen Series     Aspen Series
                                          Trust         Trust         Trust     Aspen Series (Service Shares) (Service Shares)
                                       Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account      Sub-Account
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
                                           VIT           VIT                                                   International
                                        Strategic    Structured        VIT                    Foreign Stock        Growth
                                      International   Small Cap    Structured      Forty         (Service         (Service
                                         Equity        Equity      U.S. Equity   Portfolio   Shares) (j)(al)  Shares) (k)(al)
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   110     $    90,063   $   171,136    $     26       $  1,613         $    444
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......        (47)       (209,633)     (156,678)       (276)          (233)            (344)
    Administrative expense...........         (4)        (38,583)      (30,007)        (20)           (17)             (25)
                                         -------     -----------   -----------    --------       --------         --------
    Net investment income
     (loss)..........................         59        (158,153)      (15,549)       (270)         1,363               75
                                         -------     -----------   -----------    --------       --------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,398       4,161,821     2,338,552         883         51,334              355
    Cost of investments sold.........      1,465       6,430,882     3,009,022         647         34,942              571
                                         -------     -----------   -----------    --------       --------         --------
       Realized gains (losses)
        on fund shares...............        (67)     (2,269,061)     (670,470)        236         16,392             (216)
Realized gain distributions..........        214          22,726        96,008          --            564            6,415
                                         -------     -----------   -----------    --------       --------         --------
    Net realized gains (losses)......        147      (2,246,335)     (574,462)        236         16,956            6,199
Change in unrealized gains
 (losses)............................     (2,842)     (3,528,223)   (4,454,161)    (10,286)       (21,539)         (33,557)
                                         -------     -----------   -----------    --------       --------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,695)     (5,774,558)   (5,028,623)    (10,050)        (4,583)         (27,358)
                                         -------     -----------   -----------    --------       --------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,636)    $(5,932,711)  $(5,044,172)   $(10,320)      $ (3,220)        $(27,283)
                                         =======     ===========   ===========    ========       ========         ========

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Lazard      Legg Mason       Legg Mason
                                       Retirement  Variable Income Partners Variable Lord Abbett   Lord Abbett    Lord Abbett
                                      Series, Inc.      Trust      Portfolios I, Inc Series Fund   Series Fund    Series Fund
                                      Sub-Account    Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                      ------------ --------------- ----------------- -----------  -------------- ------------
                                                     Legg Mason       Legg Mason
                                        Emerging      Variable         Variable
                                        Markets      Fundamental       Investors                                  Growth and
                                         Equity    Value Portfolio    Portfolio I     All Value   Bond-Debenture    Income
                                      ------------ --------------- ----------------- -----------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     27       $    22          $    16      $    62,796   $ 2,276,872   $    502,276
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (188)          (71)             (89)        (173,863)     (504,217)      (499,456)
    Administrative expense...........        (13)           (5)              (6)         (31,141)      (87,407)       (85,085)
                                        --------       -------          -------      -----------   -----------   ------------
    Net investment income
     (loss)..........................       (174)          (54)             (79)        (142,208)    1,685,248        (82,265)
                                        --------       -------          -------      -----------   -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     17,568         5,909            7,574        3,407,742    10,783,572     12,346,932
    Cost of investments sold.........     11,356         7,376            7,269        3,490,454    12,145,015     15,067,020
                                        --------       -------          -------      -----------   -----------   ------------
       Realized gains (losses)
        on fund shares...............      6,212        (1,467)             305          (82,712)   (1,361,443)    (2,720,088)
Realized gain distributions..........        693             5              243           71,923        86,491        117,587
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized gains (losses)......      6,905        (1,462)             548          (10,789)   (1,274,952)    (2,602,501)
Change in unrealized gains
 (losses)............................    (10,004)          256           (2,273)      (4,042,712)   (7,763,417)   (14,090,240)
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (3,099)       (1,206)          (1,725)      (4,053,501)   (9,038,369)   (16,692,741)
                                        --------       -------          -------      -----------   -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ (3,273)      $(1,260)         $(1,804)     $(4,195,709)  $(7,353,121)  $(16,775,006)
                                        ========       =======          =======      ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                      MFS Variable  MFS Variable  MFS Variable   MFS Variable
                                          Lord Abbett   Lord Abbett    Insurance     Insurance      Insurance     Insurance
                                          Series Fund   Series Fund      Trust         Trust          Trust         Trust
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                         ------------- ------------  -------------- ------------ --------------- ------------
                                            Growth        Mid-Cap                       MFS            MFS         MFS New
                                         Opportunities     Value     MFS Growth (l) High Income  Investors Trust  Discovery
                                         ------------- ------------  -------------- ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $    465,119    $   3,015     $  58,633     $    21,043   $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (230,332)     (529,271)     (15,104)       (7,286)        (29,383)      (27,299)
    Administrative expense..............      (40,676)      (89,912)      (2,287)         (841)         (3,627)       (2,948)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net investment income
     (loss).............................     (271,008)     (154,064)     (14,376)       50,506         (11,967)      (30,247)
                                          -----------  ------------    ---------     ---------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    4,536,822    10,965,262      444,994       164,200         610,608       645,539
    Cost of investments sold............    5,032,675    15,135,273      517,581       193,222         547,120       733,715
                                          -----------  ------------    ---------     ---------     -----------   -----------
       Realized gains (losses) on
        fund shares.....................     (495,853)   (4,170,011)     (72,587)      (29,022)         63,488       (88,176)
Realized gain distributions.............      222,740     1,554,233           --            --         173,747       471,814
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized gains (losses).........     (273,113)   (2,615,778)     (72,587)      (29,022)        237,235       383,638
Change in unrealized gains
 (losses)...............................   (7,299,204)  (16,379,315)    (443,070)     (218,880)     (1,171,223)   (1,439,246)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (7,572,317)  (18,995,093)    (515,657)     (247,902)       (933,988)   (1,055,608)
                                          -----------  ------------    ---------     ---------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(7,843,325) $(19,149,157)   $(530,033)    $(197,396)    $  (945,955)  $(1,085,855)
                                          ===========  ============    =========     =========     ===========   ===========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 MFS Variable      MFS Variable    MFS Variable
                                      MFS Variable MFS Variable MFS Variable       Insurance         Insurance       Insurance
                                       Insurance    Insurance     Insurance          Trust             Trust           Trust
                                         Trust        Trust         Trust       (Service Class)   (Service Class) (Service Class)
                                      Sub-Account  Sub-Account   Sub-Account      Sub-Account       Sub-Account     Sub-Account
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
                                                                                                   MFS Investors      MFS New
                                          MFS      MFS Research                   MFS Growth           Trust         Discovery
                                        Research       Bond     MFS Utilities (Service Class) (m) (Service Class) (Service Class)
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   4,821    $  60,813     $   3,410        $      --         $   2,827       $      --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (11,199)     (23,211)       (3,235)          (7,112)           (6,802)         (6,130)
    Administrative expense...........     (2,139)      (2,492)         (423)            (886)             (858)           (669)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net investment income
     (loss)..........................     (8,517)      35,110          (248)          (7,998)           (4,833)         (6,799)
                                       ---------    ---------     ---------        ---------         ---------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    211,453      585,819       190,356          130,652           252,638         268,595
    Cost of investments sold.........    224,889      604,147       190,286          110,652           216,770         280,861
                                       ---------    ---------     ---------        ---------         ---------       ---------
       Realized gains (losses)
        on fund shares...............    (13,436)     (18,328)           70           20,000            35,868         (12,266)
Realized gain distributions..........         --           --        35,298               --            37,952          94,759
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized gains (losses)......    (13,436)     (18,328)       35,368           20,000            73,820          82,493
Change in unrealized gains
 (losses)............................   (368,756)     (87,144)     (163,150)        (239,257)         (246,968)       (303,824)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (382,192)    (105,472)     (127,782)        (219,257)         (173,148)       (221,331)
                                       ---------    ---------     ---------        ---------         ---------       ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(390,709)   $ (70,362)    $(128,030)       $(227,255)        $(177,981)      $(228,130)
                                       =========    =========     =========        =========         =========       =========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Insurance       Insurance       Variable       Variable        Variable
                                           Trust           Trust        Investment     Investment      Investment
                                      (Service Class) (Service Class)     Series         Series          Series
                                        Sub-Account     Sub-Account    Sub-Account    Sub-Account      Sub-Account
                                      --------------- --------------- -------------- -------------- -----------------
                                       MFS Research    MFS Utilities    Aggressive      Dividend         Capital
                                      (Service Class) (Service Class)     Equity         Growth     Opportunities (n)
                                      --------------- --------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $     990      $    21,459    $     37,960  $   1,256,906    $     601,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (4,382)         (22,697)       (233,127)    (3,272,491)      (2,979,085)
    Administrative expense...........         (523)          (2,332)        (27,562)      (327,917)        (295,174)
                                         ---------      -----------    ------------  -------------    -------------
    Net investment income
     (loss)..........................       (3,915)          (3,570)       (222,729)    (2,343,502)      (2,672,522)
                                         ---------      -----------    ------------  -------------    -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      173,714          309,689       4,947,933     62,679,147       51,776,647
    Cost of investments sold.........      135,524          230,989       4,359,538     53,282,823       55,722,105
                                         ---------      -----------    ------------  -------------    -------------
       Realized gains (losses)
        on fund shares...............       38,190           78,700         588,395      9,396,324       (3,945,458)
Realized gain distributions..........           --          261,233              --             --               --
                                         ---------      -----------    ------------  -------------    -------------
    Net realized gains
     (losses)........................       38,190          339,933         588,395      9,396,324       (3,945,458)
Change in unrealized gains
 (losses)............................     (160,313)      (1,053,569)    (10,603,671)  (119,866,802)    (127,134,589)
                                         ---------      -----------    ------------  -------------    -------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (122,123)        (713,636)    (10,015,276)  (110,470,478)    (131,080,047)
                                         ---------      -----------    ------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(126,038)     $  (717,206)   $(10,238,005) $(112,813,980)   $(133,752,569)
                                         =========      ===========    ============  =============    =============

                                      Morgan Stanley
                                         Variable
                                        Investment
                                          Series
                                       Sub-Account
                                      --------------
                                         European
                                        Equity (o)
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,232,409
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (1,079,631)
    Administrative expense...........      (108,274)
                                       ------------
    Net investment income
     (loss)..........................     1,044,504
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    20,225,276
    Cost of investments sold.........    17,371,060
                                       ------------
       Realized gains (losses)
        on fund shares...............     2,854,216
Realized gain distributions..........    15,441,720
                                       ------------
    Net realized gains
     (losses)........................    18,295,936
Change in unrealized gains
 (losses)............................   (65,197,374)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (46,901,438)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(45,856,934)
                                       ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Variable       Variable       Variable       Variable       Variable        Variable
                                        Investment     Investment     Investment     Investment     Investment      Investment
                                          Series         Series         Series         Series         Series          Series
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- --------------- --------------
                                                         Global
                                          Global        Dividend                                                     Limited
                                        Advantage        Growth       High Yield   Income Builder Income Plus (p)    Duration
                                      -------------- -------------- -------------- -------------- --------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   104,188    $  2,650,425   $   414,581    $   164,399    $  2,444,867    $   378,536
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (122,324)     (1,162,603)     (214,672)      (264,415)     (1,577,816)      (257,303)
    Administrative expense...........      (13,676)       (117,918)      (21,401)       (29,391)       (156,669)       (29,659)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net investment income
     (loss)..........................      (31,812)      1,369,904       178,508       (129,407)        710,382         91,574
                                       -----------    ------------   -----------    -----------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,502,378      23,667,895     4,239,249      5,837,878      33,822,151      7,600,829
    Cost of investments sold.........    2,424,786      25,443,466     7,016,602      6,280,179      36,125,857      9,074,615
                                       -----------    ------------   -----------    -----------    ------------    -----------
       Realized gains (losses)
        on fund shares...............       77,592      (1,775,571)   (2,777,353)      (442,301)     (2,303,706)    (1,473,786)
Realized gain distributions..........           --      18,497,046            --      3,209,653              --             --
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized gains (losses)......       77,592      16,721,475    (2,777,353)     2,767,352      (2,303,706)    (1,473,786)
Change in unrealized gains
 (losses)............................   (5,285,454)    (64,782,183)   (1,680,026)    (8,837,682)    (11,825,608)    (2,284,250)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (5,207,862)    (48,060,708)   (4,457,379)    (6,070,330)    (14,129,314)    (3,758,036)
                                       -----------    ------------   -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(5,239,674)   $(46,690,804)  $(4,278,871)   $(6,199,737)   $(13,418,932)   $(3,666,462)
                                       ===========    ============   ===========    ===========    ============    ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                   Morgan Stanley
                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable
                                         Variable       Variable       Variable       Variable       Investment
                                        Investment     Investment     Investment     Investment        Series
                                          Series         Series         Series         Series     (Class Y Shares)
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                      -------------- -------------- -------------- -------------- ----------------
                                                                                                     Aggressive
                                                                                                       Equity
                                       Money Market  S&P 500 Index    Strategist     Utilities    (Class Y Shares)
                                      -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,564,248    $  1,126,382   $  1,271,082   $    596,633    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,348,871)       (601,460)    (2,098,189)    (1,202,615)       (301,127)
    Administrative expense...........     (140,969)        (68,682)      (208,987)      (116,610)        (56,859)
                                       -----------    ------------   ------------   ------------    ------------
    Net investment income
     (loss)..........................    1,074,408         456,240     (1,036,094)      (722,592)       (357,986)
                                       -----------    ------------   ------------   ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   33,955,489      12,186,015     36,912,903     22,800,506       5,425,670
    Cost of investments sold.........   33,955,489      11,511,650     41,721,435     23,534,771       4,068,562
                                       -----------    ------------   ------------   ------------    ------------
       Realized gains (losses)
        on fund shares...............           --         674,365     (4,808,532)      (734,265)      1,357,108
Realized gain distributions..........           --              --     16,528,351     18,521,470              --
                                       -----------    ------------   ------------   ------------    ------------
    Net realized gains
     (losses)........................           --         674,365     11,719,819     17,787,205       1,357,108
Change in unrealized gains
 (losses)............................           --     (21,459,640)   (56,472,529)   (54,762,839)    (13,183,905)
                                       -----------    ------------   ------------   ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................           --     (20,785,275)   (44,752,710)   (36,975,634)    (11,826,797)
                                       -----------    ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,074,408    $(20,329,035)  $(45,788,804)  $(37,698,226)   $(12,184,783)
                                       ===========    ============   ============   ============    ============

                                       Morgan Stanley
                                          Variable
                                         Investment
                                           Series
                                      (Class Y Shares)
                                        Sub-Account
                                      ----------------
                                          Dividend
                                           Growth
                                      (Class Y Shares)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    345,429
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,198,018)
    Administrative expense...........       (237,907)
                                        ------------
    Net investment income
     (loss)..........................     (1,090,496)
                                        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     19,331,885
    Cost of investments sold.........     17,987,771
                                        ------------
       Realized gains (losses)
        on fund shares...............      1,344,114
Realized gain distributions..........             --
                                        ------------
    Net realized gains
     (losses)........................      1,344,114
Change in unrealized gains
 (losses)............................    (36,801,617)
                                        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (35,457,503)
                                        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(36,547,999)
                                        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                   Morgan Stanley       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley
                                      Variable             Variable           Variable         Variable         Variable
                                     Investment           Investment         Investment       Investment       Investment
                                       Series               Series             Series           Series           Series
                                  (Class Y Shares)     (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    Sub-Account          Sub-Account        Sub-Account      Sub-Account      Sub-Account
                                -------------------- -------------------- ---------------- ---------------- ----------------
                                      Capital              European            Global           Global
                                   Opportunities            Equity           Advantage     Dividend Growth     High Yield
                                (Class Y Shares) (q) (Class Y Shares) (r) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                -------------------- -------------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    141,631         $    623,666       $    52,440      $  1,164,577     $   442,165
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (1,099,757)            (400,729)         (101,945)         (649,173)       (264,082)
    Administrative
     expense...................         (214,630)             (79,287)          (19,970)         (129,735)        (55,238)
                                    ------------         ------------       -----------      ------------     -----------
    Net investment income
     (loss)....................       (1,172,756)             143,650           (69,475)          385,669         122,845
                                    ------------         ------------       -----------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       20,242,968            7,784,184         2,148,437        12,910,902       5,756,984
    Cost of investments
     sold......................       17,355,179            6,504,016         1,854,341        13,681,060       6,674,276
                                    ------------         ------------       -----------      ------------     -----------
       Realized gains
        (losses) on fund
        shares.................        2,887,789            1,280,168           294,096          (770,158)       (917,292)
Realized gain distributions....               --            5,052,791                --         9,349,457              --
                                    ------------         ------------       -----------      ------------     -----------
    Net realized gains
     (losses)..................        2,887,789            6,332,959           294,096         8,579,299        (917,292)
Change in unrealized gains
 (losses)......................      (45,803,300)         (21,660,306)       (4,248,365)      (32,212,590)     (3,741,513)
                                    ------------         ------------       -----------      ------------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (42,915,511)         (15,327,347)       (3,954,269)      (23,633,291)     (4,658,805)
                                    ------------         ------------       -----------      ------------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(44,088,267)        $(15,183,697)      $(4,023,744)     $(23,247,622)    $(4,535,960)
                                    ============         ============       ===========      ============     ===========

                                 Morgan Stanley
                                    Variable
                                   Investment
                                     Series
                                (Class Y Shares)
                                  Sub-Account
                                ----------------
                                     Income
                                    Builder
                                (Class Y Shares)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   181,320
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (346,889)
    Administrative
     expense...................       (65,206)
                                  -----------
    Net investment income
     (loss)....................      (230,775)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    12,366,305
    Cost of investments
     sold......................    13,178,306
                                  -----------
       Realized gains
        (losses) on fund
        shares.................      (812,001)
Realized gain distributions....     3,809,499
                                  -----------
    Net realized gains
     (losses)..................     2,997,498
Change in unrealized gains
 (losses)......................    (9,926,937)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (6,929,439)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(7,160,214)
                                  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                          Variable           Variable         Variable         Variable         Variable
                                         Investment         Investment       Investment       Investment       Investment
                                           Series             Series           Series           Series           Series
                                      (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                        Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                    -------------------- ---------------- ---------------- ---------------- ----------------
                                                             Limited
                                        Income Plus          Duration       Money Market    S&P 500 Index      Strategist
                                    (Class Y Shares) (s) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    -------------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................     $  3,142,849       $  1,420,456     $ 2,329,197      $  2,228,340     $    492,005
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (2,337,037)        (1,133,858)     (1,507,346)       (1,496,691)      (1,013,886)
    Administrative expense.........         (461,267)          (229,440)       (336,945)         (295,423)        (201,129)
                                        ------------       ------------     -----------      ------------     ------------
    Net investment income
     (loss)........................          344,545             57,158         484,906           436,226         (723,010)
                                        ------------       ------------     -----------      ------------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............       48,395,047         25,197,246      57,131,366        25,400,960       19,295,332
    Cost of investments sold.......       51,705,751         30,198,400      57,131,366        23,035,883       21,954,151
                                        ------------       ------------     -----------      ------------     ------------
       Realized gains
        (losses) on fund
        shares.....................       (3,310,704)        (5,001,154)             --         2,365,077       (2,658,819)
Realized gain distributions........               --                 --              --                --        6,961,527
                                        ------------       ------------     -----------      ------------     ------------
    Net realized gains
     (losses)......................       (3,310,704)        (5,001,154)             --         2,365,077        4,302,708
Change in unrealized gains
 (losses)..........................      (15,792,304)       (10,074,222)             --       (50,385,982)     (23,089,046)
                                        ------------       ------------     -----------      ------------     ------------
    Net realized and unrealized
     gains (losses) on
     investments...................      (19,103,008)       (15,075,376)             --       (48,020,905)     (18,786,338)
                                        ------------       ------------     -----------      ------------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................     $(18,758,463)      $(15,018,218)    $   484,906      $(47,584,679)    $(19,509,348)
                                        ============       ============     ===========      ============     ============

                                     Morgan Stanley
                                        Variable
                                       Investment
                                         Series
                                    (Class Y Shares)
                                      Sub-Account
                                    ----------------

                                       Utilities
                                    (Class Y Shares)
                                    ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................   $    130,581
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (334,903)
    Administrative expense.........        (60,484)
                                      ------------
    Net investment income
     (loss)........................       (264,806)
                                      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............      6,798,854
    Cost of investments sold.......      7,073,837
                                      ------------
       Realized gains
        (losses) on fund
        shares.....................       (274,983)
Realized gain distributions........      4,573,679
                                      ------------
    Net realized gains
     (losses)......................      4,298,696
Change in unrealized gains
 (losses)..........................    (13,515,252)
                                      ------------
    Net realized and unrealized
     gains (losses) on
     investments...................     (9,216,556)
                                      ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................   $ (9,481,362)
                                      ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Neuberger & Neuberger &
                                            Berman       Berman
                                           Advisors     Advisors    Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                          Management   Management    Variable      Variable      Variable      Variable
                                             Trust       Trust     Account Funds Account Funds Account Funds Account Funds
                                          Sub-Account Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ----------- ------------ ------------- ------------- ------------- -------------
                                                                                  Oppenheimer                 Oppenheimer
                                           AMT Mid-                 Oppenheimer     Capital     Oppenheimer     Global
                                          Cap Growth  AMT Partners   Balanced    Appreciation    Core Bond    Securities
                                          ----------- ------------ ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   --      $    288    $   135,973   $    12,535   $   162,156   $   135,974
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (42)         (936)       (52,771)     (100,642)      (38,790)      (98,438)
    Administrative expense...............       (4)         (182)        (6,507)      (11,973)       (4,218)      (11,570)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net investment income (loss).........      (46)         (830)        76,695      (100,080)      119,148        25,966
                                            ------      --------    -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    5,344        50,117      2,362,235     2,701,591     1,182,464     3,083,746
    Cost of investments sold.............    5,344        49,585      2,814,478     2,648,033     1,377,239     2,936,867
                                            ------      --------    -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares......................       --           532       (452,243)       53,558      (194,775)      146,879
Realized gain distributions..............       --         9,097        327,953            --            --       597,455
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized gains (losses)..........       --         9,629       (124,290)       53,558      (194,775)      744,334
Change in unrealized gains (losses)......     (941)      (48,884)    (1,827,635)   (4,400,287)   (1,265,389)   (4,733,021)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............     (941)      (39,255)    (1,951,925)   (4,346,729)   (1,460,164)   (3,988,687)
                                            ------      --------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (987)     $(40,085)   $(1,875,230)  $(4,446,809)  $(1,341,016)  $(3,962,721)
                                            ======      ========    ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                                                                                Variable
                                       Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer    Account Funds
                                        Variable      Variable      Variable      Variable       Variable    (Service Shares
                                      Account Funds Account Funds Account Funds Account Funds Account Funds      ("SS"))
                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                      ------------- ------------- ------------- ------------- -------------- ---------------
                                                                   Oppenheimer
                                       Oppenheimer   Oppenheimer   Main Street   Oppenheimer   Oppenheimer     Oppenheimer
                                       High Income   Main Street  Small Cap (t)  MidCap Fund  Strategic Bond  Balanced (SS)
                                      ------------- ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    98,017   $    72,490   $    15,663    $      --    $   326,077    $    805,872
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (14,978)      (55,276)      (34,113)     (16,176)       (75,048)       (400,910)
    Administrative expense...........       (1,625)       (7,776)       (3,397)      (2,305)       (10,792)        (75,744)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net investment income
     (loss)..........................       81,414         9,438       (21,847)     (18,481)       240,237         329,218
                                       -----------   -----------   -----------    ---------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      315,886     1,793,247     1,159,473      614,250      2,793,564      10,150,633
    Cost of investments sold.........      487,278     1,783,748     1,022,320      642,257      2,689,269      12,496,892
                                       -----------   -----------   -----------    ---------    -----------    ------------
       Realized gains (losses)
        on fund shares...............     (171,392)        9,499       137,153      (28,007)       104,295      (2,346,259)
Realized gain distributions..........           --       314,974       173,923           --         75,349       2,166,687
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized gains (losses)......     (171,392)      324,473       311,076      (28,007)       179,644        (179,572)
Change in unrealized gains
 (losses)............................   (1,090,604)   (2,330,029)   (1,569,204)    (687,041)    (1,239,638)    (15,311,712)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,261,996)   (2,005,556)   (1,258,128)    (715,048)    (1,059,994)    (15,491,284)
                                       -----------   -----------   -----------    ---------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,180,582)  $(1,996,118)  $(1,279,975)   $(733,529)   $  (819,757)   $(15,162,066)
                                       ===========   ===========   ===========    =========    ===========    ============

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                                          Variable         Variable        Variable         Variable        Variable
                                        Account Funds    Account Funds   Account Funds   Account Funds    Account Funds
                                       (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares
                                           ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                         Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                      ----------------- --------------- --------------- ---------------- ---------------

                                         Oppenheimer                      Oppenheimer                      Oppenheimer
                                           Capital        Oppenheimer       Global        Oppenheimer         Main
                                      Appreciation (SS) Core Bond (SS)  Securities (SS) High Income (SS)   Street (SS)
                                      ----------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $         --     $  2,260,653    $    441,617     $  2,011,904    $  1,122,735
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (834,846)        (655,875)       (437,405)        (366,831)     (1,184,235)
    Administrative expense...........       (151,713)        (108,861)        (84,442)         (68,242)       (218,808)
                                        ------------     ------------    ------------     ------------    ------------
    Net investment income
     (loss)..........................       (986,559)       1,495,917         (80,230)       1,576,831        (280,308)
                                        ------------     ------------    ------------     ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     16,315,127       12,096,679      10,132,421        8,484,203      18,592,970
    Cost of investments sold.........     16,298,402       13,776,107      10,858,305       11,119,663      19,549,013
                                        ------------     ------------    ------------     ------------    ------------
       Realized gains (losses)
        on fund shares...............         16,725       (1,679,428)       (725,884)      (2,635,460)       (956,043)
Realized gain distributions..........             --               --       2,368,070               --       5,901,331
                                        ------------     ------------    ------------     ------------    ------------
    Net realized gains
     (losses)........................         16,725       (1,679,428)      1,642,186       (2,635,460)      4,945,288
Change in unrealized gains
 (losses)............................    (33,884,527)     (20,831,196)    (18,182,167)     (25,237,720)    (46,211,775)
                                        ------------     ------------    ------------     ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (33,867,802)     (22,510,624)    (16,539,981)     (27,873,180)    (41,266,487)
                                        ------------     ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(34,854,361)    $(21,014,707)   $(16,620,211)    $(26,296,349)   $(41,546,795)
                                        ============     ============    ============     ============    ============

                                        Oppenheimer
                                         Variable
                                       Account Funds
                                      (Service Shares
                                          ("SS"))
                                        Sub-Account
                                      ---------------
                                        Oppenheimer
                                        Main Street
                                         Small Cap
                                         (SS) (u)
                                      ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $    105,641
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (501,986)
    Administrative expense...........       (93,370)
                                       ------------
    Net investment income
     (loss)..........................      (489,715)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    10,108,460
    Cost of investments sold.........    10,564,139
                                       ------------
       Realized gains (losses)
        on fund shares...............      (455,679)
Realized gain distributions..........     2,196,953
                                       ------------
    Net realized gains
     (losses)........................     1,741,274
Change in unrealized gains
 (losses)............................   (18,019,807)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,278,533)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(16,768,248)
                                       ============

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                        Oppenheimer      Oppenheimer
                                          Variable        Variable             PIMCO             PIMCO       PIMCO
                                       Account Funds    Account Funds         Variable         Variable    Variable
                                      (Service Shares  (Service Shares       Insurance         Insurance   Insurance
                                          ("SS"))          ("SS"))             Trust             Trust       Trust
                                        Sub-Account      Sub-Account        Sub-Account       Sub-Account Sub-Account
                                      ---------------- --------------- ---------------------- ----------- -----------

                                                         Oppenheimer                                         PIMCO
                                        Oppenheimer       Strategic         Foreign Bond         Money       Total
                                      MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged) (v)   Market      Return
                                      ---------------- --------------- ---------------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $        --     $  6,320,591           $   93           $  562      $   293
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (208,378)      (1,692,748)             (44)            (355)         (91)
    Administrative expense...........       (39,249)        (312,709)              (3)             (25)          (6)
                                        -----------     ------------           ------           ------      -------
    Net investment income
     (loss)..........................      (247,627)       4,315,134               46              182          196
                                        -----------     ------------           ------           ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,555,654       36,578,734            1,484            2,967       12,540
    Cost of investments sold.........     4,500,359       37,152,505            1,606            2,967       12,167
                                        -----------     ------------           ------           ------      -------
       Realized gains (losses)
        on fund shares...............        55,295         (573,771)            (122)              --          373
Realized gain distributions..........            --        1,514,136               --               --           68
                                        -----------     ------------           ------           ------      -------
    Net realized gains (losses)......        55,295          940,365             (122)              --          441
Change in unrealized gains
 (losses)............................    (9,048,990)     (25,350,997)             (96)              --         (232)
                                        -----------     ------------           ------           ------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (8,993,695)     (24,410,632)            (218)              --          209
                                        -----------     ------------           ------           ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(9,241,322)    $(20,095,498)          $ (172)          $  182      $   405
                                        ===========     ============           ======           ======      =======

                                         PIMCO
                                       Variable
                                       Insurance
                                         Trust
                                      Sub-Account
                                      -----------
                                       PIMCO VIT
                                       Commodity
                                      RealReturn
                                       Strategy
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   151,176
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (48,311)
    Administrative expense...........     (10,300)
                                      -----------
    Net investment income
     (loss)..........................      92,565
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,393,613
    Cost of investments sold.........   1,445,080
                                      -----------
       Realized gains (losses)
        on fund shares...............     (51,467)
Realized gain distributions..........      32,111
                                      -----------
    Net realized gains (losses)......     (19,356)
Change in unrealized gains
 (losses)............................  (1,914,727)
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................  (1,934,083)
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $(1,841,518)
                                      ===========

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                               PIMCO            PIMCO           PIMCO
                                              Variable        Variable        Variable                                 Putnam
                                          Insurance Trust  Insurance Trust Insurance Trust Premier VIT Premier VIT Variable Trust
                                            Sub-Account      Sub-Account     Sub-Account   Sub-Account Sub-Account  Sub-Account
                                          ---------------- --------------- --------------- ----------- ----------- --------------
                                             PIMCO VIT        PIMCO VIT       PIMCO VIT
                                              Emerging       Real Return    Total Return      NACM                  VT American
                                            Markets Bond      (Advisor        (Advisor        Small       OpCap      Government
                                          (Advisor Shares)     Shares)         Shares)       Cap (w)    Balanced       Income
                                          ---------------- --------------- --------------- ----------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $  63,862       $   406,271     $ 1,151,887     $    --     $   191    $ 2,160,798
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (13,650)         (178,128)       (377,155)        (25)       (113)      (570,383)
    Administrative expense...............       (2,956)          (35,593)        (75,491)         (2)         (8)       (85,779)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net investment income (loss).........       47,256           192,550         699,241         (27)         70      1,504,636
                                             ---------       -----------     -----------     -------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................      369,959         7,803,483      12,733,430          33         634     14,944,340
    Cost of investments sold.............      408,504         7,755,947      12,468,807          45         967     15,229,639
                                             ---------       -----------     -----------     -------     -------    -----------
       Realized gains (losses) on
        fund shares......................      (38,545)           47,536         264,623         (12)       (333)      (285,299)
Realized gain distributions..............       44,318            12,754         463,741         421       1,035             --
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized gains (losses)..........        5,773            60,290         728,364         409         702       (285,299)
Change in unrealized gains (losses)......     (231,932)       (1,251,975)       (815,432)     (1,308)     (3,817)    (1,817,286)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized and unrealized gains
     (losses) on investments.............     (226,159)       (1,191,685)        (87,068)       (899)     (3,115)    (2,102,585)
                                             ---------       -----------     -----------     -------     -------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................    $(178,903)      $  (999,135)    $   612,173     $  (926)    $(3,045)   $  (597,949)
                                             =========       ===========     ===========     =======     =======    ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              Putnam         Putnam         Putnam         Putnam         Putnam
                                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------

                                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity
                                           Appreciation  Opportunities      Growth         Income         Income
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    44,158    $    21,052    $        --    $  3,619,112   $    572,570
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (125,294)       (55,186)      (144,730)       (672,349)      (346,449)
    Administrative expense...............      (15,773)        (8,411)       (20,698)        (92,029)       (46,744)
                                           -----------    -----------    -----------    ------------   ------------
    Net investment income (loss).........      (96,909)       (42,545)      (165,428)      2,854,734        179,377
                                           -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,964,746      2,040,164      3,111,514      21,446,759      8,482,930
    Cost of investments sold.............    3,662,507      2,681,275      3,099,102      24,880,351      9,293,535
                                           -----------    -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................     (697,761)      (641,111)        12,412      (3,433,592)      (810,605)
Realized gain distributions..............    1,178,081        256,691      1,385,311              --      1,372,314
                                           -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses)..........      480,320       (384,420)     1,397,723      (3,433,592)       561,709
Change in unrealized gains (losses)......   (5,090,637)    (1,566,138)    (7,591,844)    (17,648,095)   (11,495,845)
                                           -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (4,610,317)    (1,950,558)    (6,194,121)    (21,081,687)   (10,934,136)
                                           -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(4,707,226)   $(1,993,103)   $(6,359,549)   $(18,226,953)  $(10,754,759)
                                           ===========    ===========    ===========    ============   ============

                                              Putnam
                                          Variable Trust
                                           Sub-Account
                                          --------------
                                          VT The George
                                           Putnam Fund
                                            of Boston
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  6,297,106
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,605,960)
    Administrative expense...............      (245,339)
                                           ------------
    Net investment income (loss).........     4,445,807
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    44,262,486
    Cost of investments sold.............    54,038,423
                                           ------------
       Realized gains (losses) on
        fund shares......................    (9,775,937)
Realized gain distributions..............    12,284,517
                                           ------------
    Net realized gains (losses)..........     2,508,580
Change in unrealized gains (losses)......   (67,603,096)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (65,094,516)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(60,648,709)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                       Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                                        Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  1,521,820   $    986,994  $   6,497,027   $        --    $        --    $  6,658,039
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (502,459)      (465,726)    (3,495,898)     (166,973)      (516,707)       (871,581)
    Administrative expense...........       (81,910)       (60,350)      (532,027)      (21,235)       (88,986)       (140,103)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net investment income
     (loss)..........................       937,451        460,918      2,469,102      (188,208)      (605,693)      5,646,355
                                       ------------   ------------  -------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,627,680     11,460,347     95,418,183     3,795,292     12,869,162      23,609,173
    Cost of investments sold.........    13,946,867     15,599,616    144,279,192     5,130,498     12,251,831      27,666,931
                                       ------------   ------------  -------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares...............      (319,187)    (4,139,269)   (48,861,009)   (1,335,206)       617,331      (4,057,758)
Realized gain distributions..........            --             --     55,864,708            --        401,803              --
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized gains
     (losses)........................      (319,187)    (4,139,269)     7,003,699    (1,335,206)     1,019,134      (4,057,758)
Change in unrealized gains
 (losses)............................   (15,765,375)   (18,252,419)  (147,922,862)   (4,604,291)    (8,474,211)    (20,025,902)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,084,562)   (22,391,688)  (140,919,163)   (5,939,497)    (7,455,077)    (24,083,660)
                                       ------------   ------------  -------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(15,147,111)  $(21,930,770) $(138,450,061)  $(6,127,705)   $(8,060,770)   $(18,437,305)
                                       ============   ============  =============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT             VT
                                                           VT       International  International
                                                     International    Growth and        New                            VT
                                        VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 12,269,358  $   5,011,823   $    896,117   $    453,918   $    234,099   $    49,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (2,123,300)    (2,982,923)      (560,155)      (349,861)    (1,072,095)     (143,030)
    Administrative expense...........      (341,883)      (480,240)       (68,620)       (46,518)      (159,155)      (18,168)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net investment income
     (loss)..........................     9,804,175      1,548,660        267,342         57,539       (997,151)     (112,016)
                                       ------------  -------------   ------------   ------------   ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    55,498,599     61,547,864     15,326,200      8,085,014     30,309,773     5,479,433
    Cost of investments sold.........    61,180,961     69,398,211     18,341,407      7,115,266     38,369,097     6,400,639
                                       ------------  -------------   ------------   ------------   ------------   -----------
       Realized gains (losses)
        on fund shares...............    (5,682,362)    (7,850,347)    (3,015,207)       969,748     (8,059,324)     (921,206)
Realized gain distributions..........            --     38,506,987      9,931,349             --             --     2,474,053
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized gains (losses)......    (5,682,362)    30,656,640      6,916,142        969,748     (8,059,324)    1,552,847
Change in unrealized gains
 (losses)............................   (45,213,517)  (156,905,622)   (33,659,268)   (16,167,524)   (35,326,779)   (7,537,402)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (50,895,879)  (126,248,982)   (26,743,126)   (15,197,776)   (43,386,103)   (5,984,555)
                                       ------------  -------------   ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(41,091,704) $(124,700,322)  $(26,475,784)  $(15,140,237)  $(44,383,254)  $(6,096,571)
                                       ============  =============   ============   ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                      VT OTC &
                                            VT           VT New                       Emerging                    VT Small Cap
                                       Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  4,329,268   $         --   $  2,205,673   $         --   $    502,204   $  1,193,542
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,228,064)      (819,304)    (1,487,860)      (236,587)      (592,781)    (1,016,662)
    Administrative expense...........      (411,853)      (119,857)      (223,398)       (34,130)       (87,373)      (152,084)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..........................     1,689,351       (939,161)       494,415       (270,717)      (177,950)        24,796
                                       ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   107,600,224     17,325,207     34,789,899      4,710,507     13,731,338     25,244,535
    Cost of investments sold.........   107,600,224     25,767,227     45,666,795      7,188,237     15,297,121     31,814,945
                                       ------------   ------------   ------------   ------------   ------------   ------------
       Realized gains (losses)
        on fund shares...............            --     (8,442,020)   (10,876,896)    (2,477,730)    (1,565,783)    (6,570,410)
Realized gain distributions..........            --             --     26,866,459             --             --     20,900,247
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized gains (losses)......            --     (8,442,020)    15,989,563     (2,477,730)    (1,565,783)    14,329,837
Change in unrealized gains
 (losses)............................            --    (22,247,489)   (83,898,957)    (8,369,568)   (21,222,133)   (51,334,649)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................            --    (30,689,509)   (67,909,394)   (10,847,298)   (22,787,916)   (37,004,812)
                                       ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  1,689,351   $(31,628,670)  $(67,414,979)  $(11,118,015)  $(22,965,866)  $(36,980,016)
                                       ============   ============   ============   ============   ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam       RidgeWorth       RidgeWorth
                                      Variable Trust Variable Trust Variable Trust Variable Trust   Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                      -------------- -------------- -------------- --------------- ----------------
                                            VT
                                        Utilities                                    RidgeWorth       RidgeWorth
                                        Growth and                                    Large Cap       Large Cap
                                          Income        VT Vista      VT Voyager   Core Equity (x) Growth Stock (y)
                                      -------------- -------------- -------------- --------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    857,832   $         --   $         --    $    25,541     $    27,340
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (464,034)      (591,243)    (2,217,311)       (34,311)       (141,681)
    Administrative expense...........       (66,854)       (85,609)      (353,978)        (5,574)        (15,154)
                                       ------------   ------------   ------------    -----------     -----------
    Net investment income
     (loss)..........................       326,944       (676,852)    (2,571,289)       (14,344)       (129,495)
                                       ------------   ------------   ------------    -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,954,424     15,912,006     54,125,862      1,003,154       3,512,445
    Cost of investments sold.........    11,858,765     18,476,401     75,744,492      1,098,027       4,054,468
                                       ------------   ------------   ------------    -----------     -----------
       Realized gains (losses)
        on fund shares...............     2,095,659     (2,564,395)   (21,618,630)       (94,873)       (542,023)
Realized gain distributions..........            --             --             --        267,560       1,698,475
                                       ------------   ------------   ------------    -----------     -----------
    Net realized gains (losses)......     2,095,659     (2,564,395)   (21,618,630)       172,687       1,156,452
Change in unrealized gains
 (losses)............................   (15,970,280)   (23,245,175)   (55,684,831)    (1,340,082)     (6,584,834)
                                       ------------   ------------   ------------    -----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (13,874,621)   (25,809,570)   (77,303,461)    (1,167,395)     (5,428,382)
                                       ------------   ------------   ------------    -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(13,547,677)  $(26,486,422)  $(79,874,750)   $(1,181,739)    $(5,557,877)
                                       ============   ============   ============    ===========     ===========

                                         RidgeWorth
                                       Variable Trust
                                        Sub-Account
                                      ----------------

                                         RidgeWorth
                                         Large Cap
                                      Value Equity (z)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   243,291
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (148,267)
    Administrative expense...........       (15,787)
                                        -----------
    Net investment income
     (loss)..........................        79,237
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,394,662
    Cost of investments sold.........     3,160,258
                                        -----------
       Realized gains (losses)
        on fund shares...............       234,404
Realized gain distributions..........     1,081,754
                                        -----------
    Net realized gains (losses)......     1,316,158
Change in unrealized gains
 (losses)............................    (5,893,361)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (4,577,203)
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(4,497,966)
                                        ===========

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                          The Universal The Universal
                                            RidgeWorth      RidgeWorth         Rydex      Institutional Institutional
                                          Variable Trust  Variable Trust   Variable Trust  Funds, Inc.   Funds, Inc.
                                           Sub-Account      Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                          -------------- ----------------- -------------- ------------- -------------
                                                                              Rydex VT                   Van Kampen
                                            RidgeWorth      RidgeWorth       Nasdaq 100    Van Kampen     UIF Core
                                           Mid Cap Core      Small Cap        Strategy     UIF Capital   Plus Fixed
                                           Equity (aa)   Value Equity (ab)   Fund (ac)     Growth (ad)   Income (ae)
                                          -------------- ----------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    28,524      $    93,083       $     2     $     77,209    $  59,817
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (56,295)         (75,344)          (29)        (549,419)     (17,420)
    Administrative expense...............       (6,753)          (9,931)           (2)         (86,893)      (1,983)
                                           -----------      -----------       -------     ------------    ---------
    Net investment income (loss).........      (34,524)           7,808           (29)        (559,103)      40,414
                                           -----------      -----------       -------     ------------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    1,223,029        2,440,359         4,718       12,071,260      648,046
    Cost of investments sold.............    1,506,111        3,364,581         4,379       11,014,100      677,985
                                           -----------      -----------       -------     ------------    ---------
       Realized gains (losses) on
        fund shares......................     (283,082)        (924,222)          339        1,057,160      (29,939)
Realized gain distributions..............      513,499        2,015,684            --               --           --
                                           -----------      -----------       -------     ------------    ---------
    Net realized gains (losses)..........      230,417        1,091,462           339        1,057,160      (29,939)
Change in unrealized gains (losses)......   (2,309,650)      (3,295,139)       (1,604)     (24,854,278)    (176,388)
                                           -----------      -----------       -------     ------------    ---------
    Net realized and unrealized gains
     (losses) on investments.............   (2,079,233)      (2,203,677)       (1,265)     (23,797,118)    (206,327)
                                           -----------      -----------       -------     ------------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(2,113,757)     $(2,195,869)      $(1,294)    $(24,356,221)   $(165,913)
                                           ===========      ===========       =======     ============    =========

                                          The Universal
                                          Institutional
                                           Funds, Inc.
                                           Sub-Account
                                          -------------
                                           Van Kampen
                                          UIF Emerging
                                             Markets
                                             Equity
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (633,497)
    Administrative expense...............      (92,993)
                                          ------------
    Net investment income (loss).........     (726,490)
                                          ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   14,180,307
    Cost of investments sold.............   11,892,956
                                          ------------
       Realized gains (losses) on
        fund shares......................    2,287,351
Realized gain distributions..............   12,912,391
                                          ------------
    Net realized gains (losses)..........   15,199,742
Change in unrealized gains (losses)......  (47,927,754)
                                          ------------
    Net realized and unrealized gains
     (losses) on investments.............  (32,728,012)
                                          ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(33,454,502)
                                          ============

--------
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal The Universal
                                      Institutional Institutional Institutional  Institutional  Institutional Institutional
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- -------------
                                                                                                 Van Kampen
                                       Van Kampen    Van Kampen   Van Kampen UIF                  UIF U.S.     Van Kampen
                                       UIF Global        UIF      International  Van Kampen UIF    Mid Cap      UIF U.S.
                                      Value Equity   High Yield       Magnum     Mid Cap Growth     Value      Real Estate
                                      ------------- ------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    969       $   758     $    892,885   $    218,874  $    708,543  $  1,200,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (472)         (112)        (397,519)      (392,284)   (1,201,118)     (510,600)
    Administrative expense...........        (63)           (7)         (59,360)       (64,306)     (205,450)      (82,671)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net investment income
     (loss)..........................        434           639          436,006       (237,716)     (698,025)      606,872
                                        --------       -------     ------------   ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      5,520         1,674        8,315,252      8,156,016    27,151,915    13,767,806
    Cost of investments sold.........      5,765         1,295        8,807,147      7,643,973    29,392,462    13,557,302
                                        --------       -------     ------------   ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............       (245)          379         (491,895)       512,043    (2,240,547)      210,504
Realized gain distributions..........     10,952            --        3,488,249      7,110,340    25,854,540    13,162,452
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized gains (losses)......     10,707           379        2,996,354      7,622,383    23,613,993    13,372,956
Change in unrealized gains
 (losses)............................    (29,817)       (3,104)     (19,163,731)   (23,201,476)  (64,554,584)  (27,749,353)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (19,110)       (2,725)     (16,167,377)   (15,579,093)  (40,940,591)  (14,376,397)
                                        --------       -------     ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(18,676)      $(2,086)    $(15,731,371)  $(15,816,809) $(41,638,616) $(13,769,525)
                                        ========       =======     ============   ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                       The Universal The Universal The Universal  The Universal  The Universal
                                         The Universal Institutional Institutional Institutional  Institutional  Institutional
                                         Institutional  Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.
                                          Funds, Inc.   (Class II)    (Class II)    (Class II)     (Class II)     (Class II)
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                         ------------- ------------- ------------- ------------- --------------- -------------
                                                                      Van Kampen
                                                        Van Kampen   UIF Emerging   Van Kampen     Van Kampen     Van Kampen
                                                       UIF Emerging     Markets     UIF Equity     UIF Capital    UIF Global
                                          Van Kampen   Markets Debt     Equity      and Income       Growth        Franchise
                                           UIF Value    (Class II)    (Class II)    (Class II)   (Class II) (af)  (Class II)
                                         ------------- ------------- ------------- ------------- --------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  5,830     $ 1,776,361  $         --  $  1,583,295    $        --   $  1,608,743
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (2,381)       (336,712)     (372,995)     (903,665)      (181,639)    (1,297,899)
    Administrative expense..............       (457)        (65,219)      (69,675)     (171,924)       (38,022)      (242,419)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net investment income
     (loss).............................      2,992       1,374,430      (442,670)      507,706       (219,661)        68,425
                                           --------     -----------  ------------  ------------    -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     98,631       7,661,394    10,944,027    22,693,792      4,501,935     26,112,969
    Cost of investments sold............    129,938       8,750,431    10,113,876    23,934,731      4,094,447     26,967,360
                                           --------     -----------  ------------  ------------    -----------   ------------
       Realized gains (losses) on
        fund shares.....................    (31,307)     (1,089,037)      830,151    (1,240,939)       407,488       (854,391)
Realized gain distributions.............     29,362       1,033,180     7,705,679     2,130,912             --      5,752,422
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized gains (losses).........     (1,945)        (55,857)    8,535,830       889,973        407,488      4,898,031
Change in unrealized gains
 (losses)...............................    (74,650)     (5,565,198)  (27,939,017)  (18,767,451)    (8,507,557)   (37,643,881)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................    (76,595)     (5,621,055)  (19,403,187)  (17,877,478)    (8,100,069)   (32,745,850)
                                           --------     -----------  ------------  ------------    -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(73,603)    $(4,246,625) $(19,845,857) $(17,369,772)   $(8,319,730)  $(32,677,425)
                                           ========     ===========  ============  ============    ===========   ============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal  Van Kampen
                                      Institutional Institutional Institutional  Institutional  Institutional     Life
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)       Trust
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- ------------
                                       Van Kampen
                                        UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                         Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                         Equity        Growth         Growth         Value       Real Estate   LIT Capital
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Growth (ag)
                                      ------------- ------------- -------------- -------------- ------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $       131  $    317,902   $        --    $    460,818  $  1,959,203  $    173,388
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (60,151)     (640,978)     (232,885)       (843,254)     (970,728)     (444,344)
    Administrative expense...........      (11,666)     (124,556)      (53,222)       (173,304)     (190,275)      (59,691)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net investment income
     (loss)..........................      (71,686)     (447,632)     (286,107)       (555,740)      798,200      (330,647)
                                       -----------  ------------   -----------    ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    1,409,971    15,088,257     4,244,414      14,839,628    23,112,693     8,393,113
    Cost of investments sold.........    1,485,421    16,488,563     4,836,979      18,427,242    27,699,344    10,230,486
                                       -----------  ------------   -----------    ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............      (75,450)   (1,400,306)     (592,565)     (3,587,614)   (4,586,651)   (1,837,373)
Realized gain distributions..........       10,085    12,122,307     1,741,055      19,322,520    27,209,486            --
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized gains
     (losses)........................      (65,365)   10,722,001     1,148,490      15,734,906    22,622,835    (1,837,373)
Change in unrealized gains
 (losses)............................   (2,475,294)  (36,884,476)   (9,586,835)    (45,707,511)  (51,361,578)  (17,725,762)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,540,659)  (26,162,475)   (8,438,345)    (29,972,605)  (28,738,743)  (19,563,135)
                                       -----------  ------------   -----------    ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,612,345) $(26,610,107)  $(8,724,452)   $(30,528,345) $(27,940,543) $(19,893,782)
                                       ===========  ============   ===========    ============  ============  ============

--------
(ag)Previously known as Strat Growth I


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                       Van Kampen      Van Kampen
                                               Van Kampen   Van Kampen   Van Kampen       Life            Life
                                                  Life         Life         Life       Investment      Investment
                                               Investment   Investment   Investment       Trust          Trust
                                                  Trust        Trust       Trust       (Class II)      (Class II)
                                               Sub-Account  Sub-Account Sub-Account    Sub-Account    Sub-Account
                                              ------------  ----------- ------------ --------------- -------------
                                                                                       LIT Capital
                                                   LIT          LIT         LIT          Growth       LIT Comstock
                                                Comstock    Government  Money Market (Class II) (ah)   (Class II)
                                              ------------  ----------- ------------ --------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  1,562,393   $ 59,405    $   74,809   $     91,580   $   5,330,399
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (754,430)   (15,388)      (45,536)      (653,590)     (3,165,791)
    Administrative expense...................      (90,138)    (1,842)       (6,315)      (130,132)       (632,950)
                                              ------------   --------    ----------   ------------   -------------
    Net investment income (loss).............      717,825     42,175        22,958       (692,142)      1,531,658
                                              ------------   --------    ----------   ------------   -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   18,089,492    438,201     2,457,550     13,779,983      62,731,545
    Cost of investments sold.................   19,523,744    448,249     2,457,550     12,810,060      68,813,275
                                              ------------   --------    ----------   ------------   -------------
       Realized gains (losses) on fund
        shares...............................   (1,434,252)   (10,048)           --        969,923      (6,081,730)
Realized gain distributions..................    3,374,454         --            --             --      13,091,460
                                              ------------   --------    ----------   ------------   -------------
    Net realized gains (losses)..............    1,940,202    (10,048)           --        969,923       7,009,730
Change in unrealized gains (losses)..........  (27,195,100)   (33,141)           --    (27,932,825)   (104,699,949)
                                              ------------   --------    ----------   ------------   -------------
    Net realized and unrealized gains
     (losses) on investments.................  (25,254,898)   (43,189)           --    (26,962,902)    (97,690,219)
                                              ------------   --------    ----------   ------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $(24,537,073)  $ (1,014)   $   22,958   $(27,655,044)  $ (96,158,561)
                                              ============   ========    ==========   ============   =============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                   Van Kampen     Van Kampen     Van Kampen
                                                                      Life           Life           Life
                                                                   Investment     Investment     Investment
                                                                     Trust           Trust         Trust
                                                                   (Class II)     (Class II)     (Class II)
                                                                  Sub-Account     Sub-Account   Sub-Account
                                                                 -------------- --------------- ------------
                                                                 LIT Growth and   LIT Mid Cap       LIT
                                                                     Income         Growth      Money Market
                                                                   (Class II)   (Class II) (ai)  (Class II)
                                                                 -------------- --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $  2,318,282   $         --   $   652,355
Charges from Allstate Life Insurance Company:
    Mortality and expense risk..................................    (1,657,336)      (215,398)     (503,966)
    Administrative expense......................................      (342,528)       (43,958)      (90,689)
                                                                  ------------   ------------   -----------
    Net investment income (loss)................................       318,418       (259,356)       57,700
                                                                  ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    31,375,959      4,825,376    22,579,738
    Cost of investments sold....................................    32,764,334      5,114,515    22,579,738
                                                                  ------------   ------------   -----------
       Realized gains (losses) on fund shares...................    (1,388,375)      (289,139)           --
Realized gain distributions.....................................     4,504,351      5,714,357            --
                                                                  ------------   ------------   -----------
    Net realized gains (losses).................................     3,115,976      5,425,218            --
Change in unrealized gains (losses).............................   (50,606,944)   (14,096,010)           --
                                                                  ------------   ------------   -----------
    Net realized and unrealized gains (losses) on investments...   (47,490,968)    (8,670,792)           --
                                                                  ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(47,172,550)  $ (8,930,148)  $    57,700
                                                                  ============   ============   ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced                 Advanced              Advanced
                                                      Series Trust             Series Trust          Series Trust
                                                      Sub-Account              Sub-Account            Sub-Account
                                                -----------------------  -----------------------  ------------------
                                                          AST                                             AST
                                                  Academic Strategies              AST                Aggressive
                                                  Asset Allocation (a)     Advanced Strategies     Asset Allocation
                                                -----------------------  -----------------------  ------------------
                                                    2008      2007 (aj)      2008      2007 (aj)    2008    2007 (aj)
                                                -----------  ----------  -----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   (33,789) $   (1,376) $     4,622  $      (53) $   (859)  $   (28)
Net realized gains (losses)....................  (1,716,106)      7,814     (476,165)        (16)  (23,332)      298
Change in unrealized gains (losses)............  (1,673,389)    (28,255)    (246,425)      2,697   (52,880)      925
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 operations....................................  (3,423,284)    (21,817)    (717,968)      2,628   (77,071)    1,195
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................  10,944,765   3,549,877    2,313,219   1,228,958   197,404    52,574
Benefit payments...............................          --          --           --          --        --        --
Payments on termination........................    (201,029)    (12,089)     (30,538)     (1,297)       --        --
Contract maintenance charge....................      (1,372)         --         (511)         --       (19)       --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (4,885,250)    115,215   (1,438,097)      8,592   (87,223)      242
Adjustment to net assets allocated to contract
 in payout period..............................          --          --           --          --        --        --
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 contract transactions.........................   5,857,114   3,653,003      844,073   1,236,253   110,162    52,816
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS........................................   2,433,830   3,631,186      126,105   1,238,881    33,091    54,011
NET ASSETS AT BEGINNING OF
 PERIOD........................................   3,631,186          --    1,238,881          --    54,011        --
                                                -----------  ----------  -----------  ----------  --------   -------
NET ASSETS AT END OF PERIOD.................... $ 6,065,016  $3,631,186  $ 1,364,986  $1,238,881  $ 87,102   $54,011
                                                ===========  ==========  ===========  ==========  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     348,463          --      118,452          --     5,213        --
       Units issued............................   1,763,431     530,450      429,900     166,390    25,121     5,236
       Units redeemed..........................  (1,244,630)   (181,987)    (359,725)    (47,938)  (15,535)      (23)
                                                -----------  ----------  -----------  ----------  --------   -------
    Units outstanding at end of period.........     867,264     348,463      188,627     118,452    14,799     5,213
                                                ===========  ==========  ===========  ==========  ========   =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced           Advanced
                                                             Series Trust        Series Trust       Series Trust
                                                              Sub-Account         Sub-Account       Sub-Account
                                                          ------------------  ------------------  ----------------
                                                                  AST                 AST               AST
                                                          Alliance Bernstein  Alliance Bernstein  American Century
                                                              Core Value        Growth & Income   Income & Growth
                                                          ------------------  ------------------  ----------------
                                                            2008    2007 (aj)   2008    2007 (aj)       2008
                                                          --------  --------- --------  --------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  1,758   $    (1) $    (20)  $   208      $    38
Net realized gains (losses)..............................   (6,809)       --    (1,817)    1,337         (567)
Change in unrealized gains (losses)......................  (15,290)      (46)  (22,277)   (2,142)      (1,038)
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from operations........  (20,341)      (47)  (24,114)     (597)      (1,567)
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --        --        --        --       12,787
Benefit payments.........................................       --        --        --        --           --
Payments on termination..................................       --        --   (21,990)       --           --
Contract maintenance charge..............................       (3)       --       (11)       --           --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   33,199     9,570    27,852    48,939         (103)
Adjustment to net assets allocated to contract in payout
 period..................................................       --        --        --        --           --
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from contract
 transactions............................................   33,196     9,570     5,851    48,938       12,684
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS........................   12,855     9,523   (18,263)   48,342       11,117
NET ASSETS AT BEGINNING OF PERIOD........................    9,523        --    48,342        --           --
                                                          --------   -------  --------   -------      -------
NET ASSETS AT END OF PERIOD.............................. $ 22,378   $ 9,523  $ 30,079   $48,342      $11,117
                                                          ========   =======  ========   =======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............    1,001        --     4,741        --           --
       Units issued......................................   10,496     2,003     3,023     8,649        2,190
       Units redeemed....................................   (7,397)   (1,002)   (2,706)   (3,908)        (382)
                                                          --------   -------  --------   -------      -------
    Units outstanding at end of period...................    4,100     1,001     5,058     4,741        1,808
                                                          ========   =======  ========   =======      =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced           Advanced       Advanced            Advanced
                                             Series Trust       Series Trust   Series Trust        Series Trust
                                             Sub-Account        Sub-Account    Sub-Account         Sub-Account
                                        ---------------------  -------------- -------------- -----------------------
                                                 AST                AST            AST                 AST
                                               Balanced             Bond           Bond           Capital Growth
                                         Asset Allocation (b)  Portfolio 2018 Portfolio 2019     Asset Allocation
                                        ---------------------  -------------- -------------- -----------------------
                                            2008     2007 (aj)    2008 (c)       2008 (c)        2008      2007 (aj)
                                        -----------  --------- -------------- -------------- -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (17,458) $   (707)   $   (4,587)     $   (304)   $   (38,643) $   (3,860)
Net realized gains (losses)............    (966,821)    1,793        52,514         9,480     (1,305,026)      3,846
Change in unrealized gains
 (losses)..............................    (284,136)    2,729       165,714         8,867     (1,239,015)    (45,349)
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 operations............................  (1,268,415)    3,815       213,641        18,043     (2,582,684)    (45,363)
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................   6,397,142   715,901            --            --      6,980,265   2,482,865
Benefit payments.......................          --        --            --            --             --          --
Payments on termination................     (81,603)   (2,004)           --            --        (96,388)        (80)
Contract maintenance charge............      (1,448)       --            --            --         (1,432)         --
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,195,631)  (48,697)      837,550        56,774     (2,557,133)    228,172
Adjustment to net assets allocated to
 contract in payout period.............          --        --            --            --             --          --
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions.................   5,118,460   665,200       837,550        56,774      4,325,312   2,710,957
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS............................   3,850,045   669,015     1,051,191        74,817      1,742,628   2,665,594
NET ASSETS AT BEGINNING
 OF PERIOD.............................     669,015        --            --            --      2,665,594          --
                                        -----------  --------    ----------      --------    -----------  ----------
NET ASSETS AT END OF
 PERIOD................................ $ 4,519,060  $669,015    $1,051,191      $ 74,817    $ 4,408,222  $2,665,594
                                        ===========  ========    ==========      ========    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................      64,108        --            --            --        256,135          --
       Units issued....................   1,396,888   115,196       227,127        20,306      1,543,744     430,420
       Units redeemed..................    (845,037)  (51,088)     (140,862)      (14,198)    (1,138,125)   (174,285)
                                        -----------  --------    ----------      --------    -----------  ----------
    Units outstanding at end of
     period............................     615,959    64,108        86,265         6,108        661,754     256,135
                                        ===========  ========    ==========      ========    ===========  ==========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced          Advanced            Advanced
                                             Series Trust     Series Trust      Series Trust        Series Trust
                                             Sub-Account      Sub-Account        Sub-Account        Sub-Account
                                           ---------------- ---------------- ------------------  -----------------
                                                 AST              AST                AST                AST
                                              CLS Growth      CLS Moderate         Cohen &              DeAm
                                           Asset Allocation Asset Allocation    Steers Realty     Large-Cap Value
                                           ---------------- ---------------- ------------------  -----------------
                                                 2008             2008         2008    2007 (aj)   2008   2007 (aj)
                                           ---------------- ---------------- --------  --------- -------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............    $  (1,213)       $  (2,950)    $    953   $   (1)  $   260   $   --
Net realized gains (losses)...............      (81,997)         (75,971)      14,743       --       714       --
Change in unrealized gains (losses).......        1,729          (35,120)     (30,489)     (18)   (9,151)      (1)
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 operations...............................      (81,481)        (114,041)     (14,793)     (19)   (8,177)      (1)
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      416,039          853,716       (2,500)   5,500     4,000       --
Benefit payments..........................           --               --           --       --        --       --
Payments on termination...................           --              238           --       --        --       --
Contract maintenance charge...............         (333)            (181)         (15)      --        (3)      --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (275,277)           6,452       34,099    2,242    16,372    1,221
Adjustment to net assets allocated to
 contract in payout period................           --               --           --       --        --       --
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 contract transactions....................      140,429          860,225       31,584    7,742    20,369    1,221
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS...................................       58,948          746,184       16,791    7,723    12,192    1,220
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --               --        7,723       --     1,220       --
                                              ---------        ---------     --------   ------   -------   ------
NET ASSETS AT END OF PERIOD...............    $  58,948        $ 746,184     $ 24,514   $7,723   $13,412   $1,220
                                              =========        =========     ========   ======   =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --               --          823       --       124       --
       Units issued.......................       62,390          174,809        4,586    1,078     2,948      248
       Units redeemed.....................      (53,601)         (73,261)      (1,318)    (255)     (867)    (124)
                                              ---------        ---------     --------   ------   -------   ------
    Units outstanding at end of period....        8,789          101,548        4,091      823     2,205      124
                                              =========        =========     ========   ======   =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          Advanced           Advanced              Advanced
                                                        Series Trust       Series Trust          Series Trust
                                                        Sub-Account        Sub-Account           Sub-Account
                                                     -----------------  -----------------  -----------------------
                                                            AST                AST                   AST
                                                            DeAm            Federated            First Trust
                                                      Small-Cap Value   Aggressive Growth      Balanced Target
                                                     -----------------  -----------------  -----------------------
                                                     2008 (d) 2007 (aj)   2008   2007 (aj)     2008      2007 (aj)
                                                     -------- --------- -------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    70    $ --    $  (192)   $ --    $    14,033  $     (128)
Net realized gains (losses).........................    (111)     --        (80)     --     (1,178,525)       (935)
Change in unrealized gains (losses).................      (9)      9     (8,055)      6       (357,780)    (20,753)
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from operations...     (50)      9     (8,327)      6     (1,522,272)    (21,816)
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,000      --      8,125      --      4,376,569   2,487,259
Benefit payments....................................      --      --         --      --             --          --
Payments on termination.............................      --      --         --      --        (97,581)     (1,537)
Contract maintenance charge.........................      --      --         (2)     --         (1,748)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,294)    335     11,211     610     (3,389,259)     15,209
Adjustment to net assets allocated to contract in
 payout period......................................      --      --         --      --             --          --
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................    (294)    335     19,334     610        887,981   2,500,931
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (344)    344     11,007     616       (634,291)  2,479,115
NET ASSETS AT BEGINNING OF PERIOD...................     344      --        616      --      2,479,115          --
                                                     -------    ----    -------    ----    -----------  ----------
NET ASSETS AT END OF PERIOD......................... $    --    $344    $11,623    $616    $ 1,844,824  $2,479,115
                                                     =======    ====    =======    ====    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      39      --         60      --        238,272          --
       Units issued.................................      --      78      3,330     120        881,431     390,812
       Units redeemed...............................     (39)    (39)    (1,328)    (60)      (845,131)   (152,540)
                                                     -------    ----    -------    ----    -----------  ----------
    Units outstanding at end of period..............      --      39      2,062      60        274,572     238,272
                                                     =======    ====    =======    ====    ===========  ==========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Advanced            Advanced      Advanced        Advanced
                                                Series Trust        Series Trust  Series Trust    Series Trust
                                                Sub-Account         Sub-Account   Sub-Account      Sub-Account
                                          -----------------------  -------------- ------------ ------------------
                                                    AST                 AST           AST              AST
                                            First Trust Capital      Focus Four      Global       Goldman Sachs
                                            Appreciation Target    Plus Portfolio Real Estate  Concentrated Growth
                                          -----------------------  -------------- ------------ ------------------
                                              2008      2007 (aj)     2008 (e)      2008 (e)     2008    2007 (aj)
                                          -----------  ----------  -------------- ------------ --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (54,620) $   (5,685)    $   (26)        $ --     $   (394)  $    (2)
Net realized gains (losses)..............  (3,406,114)     (9,148)     (1,471)          --       (3,260)       --
Change in unrealized gains (losses)......  (2,330,234)      6,421         422           23      (13,435)      (68)
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 operations..............................  (5,790,968)     (8,412)     (1,075)          23      (17,089)      (70)
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................  17,121,131   4,752,043      16,046           --           --        --
Benefit payments.........................          --          --          --           --           --        --
Payments on termination..................    (151,793)       (670)         --           --           --        --
Contract maintenance charge..............        (853)         --          --           --           (9)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (9,223,192)    (89,872)     (1,652)         417       36,883    10,494
Adjustment to net assets allocated to
 contract in payout period...............          --          --          --           --           --        --
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 contract transactions...................   7,745,293   4,661,501      14,394          417       36,874    10,494
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,954,325   4,653,089      13,319          440       19,785    10,424
NET ASSETS AT BEGINNING OF
 PERIOD..................................   4,653,089          --          --           --       10,424        --
                                          -----------  ----------     -------         ----     --------   -------
NET ASSETS AT END OF PERIOD.............. $ 6,607,414  $4,653,089     $13,319         $440     $ 30,209   $10,424
                                          ===========  ==========     =======         ====     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     441,186          --          --           --          998        --
       Units issued......................   3,176,694     649,071       3,400          109       10,613     1,998
       Units redeemed....................  (2,542,673)   (207,885)     (1,620)         (37)      (6,700)   (1,000)
                                          -----------  ----------     -------         ----     --------   -------
    Units outstanding at end of period...   1,075,207     441,186       1,780           72        4,911       998
                                          ===========  ==========     =======         ====     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                   Advanced          Advanced          Advanced
                                                                 Series Trust      Series Trust      Series Trust
                                                                  Sub-Account       Sub-Account      Sub-Account
                                                              ------------------  --------------- -----------------
                                                                      AST               AST
                                                                 Goldman Sachs     Goldman Sachs         AST
                                                                Mid-Cap Growth    Small-Cap Value     High Yield
                                                              ------------------  --------------- -----------------
                                                                2008    2007 (aj)      2008         2008   2007 (aj)
                                                              --------  --------- --------------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (587)  $   (1)      $   (6)     $ 1,706   $   (1)
Net realized gains (losses)..................................    5,235       --           (2)      (1,785)      --
Change in unrealized gains (losses)..........................  (30,214)     (28)        (699)      (8,111)       9
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from operations............  (25,566)     (29)        (707)      (8,190)       8
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................   26,750       --           --       14,667       --
Benefit payments.............................................       --       --           --           --       --
Payments on termination......................................       --       --           --           --       --
Contract maintenance charge..................................       (6)      --           --           (6)      --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   34,818    1,905        2,799       30,567    1,831
Adjustment to net assets allocated to contract in payout
 period......................................................       --       --           --           --       --
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from contract transactions.   61,562    1,905        2,799       45,228    1,831
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS............................   35,996    1,876        2,092       37,038    1,839
NET ASSETS AT BEGINNING OF PERIOD............................    1,876       --           --        1,839       --
                                                              --------   ------       ------      -------   ------
NET ASSETS AT END OF PERIOD.................................. $ 37,872   $1,876       $2,092      $38,877   $1,839
                                                              ========   ======       ======      =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................      181       --           --          175       --
       Units issued..........................................   11,113      360          273        5,950      349
       Units redeemed........................................   (5,093)    (179)          --       (1,118)    (174)
                                                              --------   ------       ------      -------   ------
    Units outstanding at end of period.......................    6,201      181          273        5,007      175
                                                              ========   ======       ======      =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Advanced         Advanced          Advanced             Advanced
                                            Series Trust     Series Trust      Series Trust         Series Trust
                                            Sub-Account      Sub-Account        Sub-Account          Sub-Account
                                          ---------------- ---------------- ------------------   ------------------
                                                AST              AST
                                           Horizon Growth  Horizon Moderate         AST                  AST
                                          Asset Allocation Asset Allocation International Growth International Value
                                          ---------------- ---------------- ------------------   ------------------
                                                2008             2008         2008     2007 (aj)   2008    2007 (aj)
                                          ---------------- ---------------- --------   --------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............     $   (363)        $ (1,377)    $     (6)   $    (2) $  2,235   $   177
Net realized gains (losses)..............      (16,393)         (46,631)       3,144      1,425    (8,755)      236
Change in unrealized gains (losses)......          669           (2,810)     (45,166)    (1,436)  (50,170)   (1,222)
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 operations..............................      (16,087)         (50,818)     (42,028)       (13)  (56,690)     (809)
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,586          410,431       11,929         --    34,404        --
Benefit payments.........................           --               --           --         --        --        --
Payments on termination..................           --              (92)     (11,037)        --   (40,055)       --
Contract maintenance charge..............          (25)             (91)          (5)        --       (12)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (5,020)         (80,084)      80,284     24,217    76,488    57,467
Adjustment to net assets allocated to
 contract in payout period...............           --               --           --         --        --        --
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 contract transactions...................      122,541          330,164       81,171     24,217    70,825    57,467
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN
 NET ASSETS..............................      106,454          279,346       39,143     24,204    14,135    56,658
NET ASSETS AT BEGINNING
 OF PERIOD...............................           --               --       24,204         --    56,658        --
                                              --------         --------     --------    -------  --------   -------
NET ASSETS AT END OF
 PERIOD..................................     $106,454         $279,346     $ 63,347    $24,204  $ 70,793   $56,658
                                              ========         ========     ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................           --               --        2,189         --     5,414        --
       Units issued......................       31,197           87,343       12,793      4,099    21,837    10,093
       Units redeemed....................      (16,305)         (50,718)      (3,345)    (1,910)  (15,034)   (4,679)
                                              --------         --------     --------    -------  --------   -------
    Units outstanding at end of
     period..............................       14,892           36,625       11,637      2,189    12,217     5,414
                                              ========         ========     ========    =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced             Advanced
                                                              Series Trust    Series Trust         Series Trust
                                                              Sub-Account      Sub-Account          Sub-Account
                                                              ------------ ------------------   ------------------
                                                                  AST              AST
                                                               Investment       JPMorgan                AST
                                                               Grade Bond  International Equity   Large-Cap Value
                                                              ------------ ------------------   ------------------
                                                                2008 (c)     2008     2007 (aj)   2008    2007 (aj)
                                                              ------------ --------   --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (48,080) $  1,228    $   392  $    517   $    90
Net realized gains (losses)..................................     180,638    (7,054)       211    (7,214)      288
Change in unrealized gains (losses)..........................     972,934   (29,682)    (1,011)   (5,081)   (1,457)
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from operations............   1,105,492   (35,508)      (408)  (11,778)   (1,079)
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................          --    26,750         --        --    11,371
Benefit payments.............................................          --        --         --        --        --
Payments on termination......................................    (104,937)  (22,877)        --        --        --
Contract maintenance charge..................................     (23,030)       (5)        --       (15)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................  10,746,860    27,263     51,211      (573)    8,469
Adjustment to net assets allocated to contract in payout
 period......................................................          --        --         --        --        --
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from contract transactions.  10,618,893    31,131     51,211      (588)   19,840
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS............................  11,724,385    (4,377)    50,803   (12,366)   18,761
NET ASSETS AT BEGINNING OF PERIOD............................          --    50,803         --    18,761        --
                                                              -----------  --------    -------  --------   -------
NET ASSETS AT END OF PERIOD.................................. $11,724,385  $ 46,426    $50,803  $  6,395   $18,761
                                                              ===========  ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................          --     4,916         --     1,960        --
       Units issued..........................................   2,264,620    11,619      9,095     4,851     2,839
       Units redeemed........................................  (1,179,570)   (8,766)    (4,179)   (5,652)     (879)
                                                              -----------  --------    -------  --------   -------
    Units outstanding at end of period.......................   1,085,050     7,769      4,916     1,159     1,960
                                                              ===========  ========    =======  ========   =======

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced            Advanced
                                                             Series Trust        Series Trust        Series Trust
                                                              Sub-Account         Sub-Account         Sub-Account
                                                          ------------------  ------------------  ------------------
                                                                  AST                 AST
                                                              Lord Abbett           Marsico               AST
                                                            Bond-Debenture      Capital Growth     MFS Global Equity
                                                          ------------------  ------------------  ------------------
                                                            2008    2007 (aj)   2008    2007 (aj)   2008    2007 (aj)
                                                          --------  --------- --------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  2,611   $   (1)  $   (403)  $   (10) $    159   $   888
Net realized gains (losses)..............................   (1,805)      --        565        --    13,464      (905)
Change in unrealized gains (losses)......................  (11,406)      13    (27,879)     (284)  (43,137)     (645)
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from operations........  (10,600)      12    (27,717)     (294)  (29,514)     (662)
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --       --     39,559        --    26,750        --
Benefit payments.........................................       --       --         --        --        --        --
Payments on termination..................................       --       --     (5,841)       --        --        --
Contract maintenance charge..............................      (10)      --         (3)       --        (2)       --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   36,058    3,052     22,830    15,404    79,106     9,104
Adjustment to net assets allocated to contract in payout
 period..................................................       --       --         --        --        --        --
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from contract
 transactions............................................   36,048    3,052     56,545    15,404   105,854     9,104
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS........................   25,448    3,064     28,828    15,110    76,340     8,442
NET ASSETS AT BEGINNING OF PERIOD........................    3,064       --     15,110        --     8,442        --
                                                          --------   ------   --------   -------  --------   -------
NET ASSETS AT END OF PERIOD.............................. $ 28,512   $3,064   $ 43,938   $15,110  $ 84,782   $ 8,442
                                                          ========   ======   ========   =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      294       --      1,394        --       808        --
       Units issued......................................    4,931      588     13,237     1,860    17,350     6,236
       Units redeemed....................................   (1,620)    (294)    (7,343)     (466)   (5,691)   (5,428)
                                                          --------   ------   --------   -------  --------   -------
    Units outstanding at end of period...................    3,605      294      7,288     1,394    12,467       808
                                                          ========   ======   ========   =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced            Advanced
                                                              Series Trust    Series Trust        Series Trust
                                                              Sub-Account     Sub-Account          Sub-Account
                                                              ------------ -----------------  --------------------
                                                                  AST         AST Mid-Cap           AST Money
                                                               MFS Growth        Value               Market
                                                              ------------ -----------------  --------------------
                                                                  2008       2008   2007 (aj)    2008     2007 (aj)
                                                              ------------ -------  --------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................   $  (104)   $   128   $   (1)  $    2,447   $    65
Net realized gains (losses)..................................    (2,499)    (3,497)      --           --        --
Change in unrealized gains (losses)..........................    (3,291)    (3,430)     (17)          --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from operations............    (5,894)    (6,799)     (18)       2,447        65
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................        --         --       --      500,696    66,295
Benefit payments.............................................        --         --       --     (451,021)   (3,506)
Payments on termination......................................        --         --       --      (41,458)       --
Contract maintenance charge..................................        --         --       --          (36)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    12,758     12,853    4,175      937,610     3,507
Adjustment to net assets allocated to contract in payout
 period......................................................        --         --       --           --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from contract transactions.    12,758     12,853    4,175      945,791    66,296
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS............................     6,864      6,054    4,157      948,238    66,361
NET ASSETS AT BEGINNING OF PERIOD............................        --      4,157       --       66,361        --
                                                                -------    -------   ------   ----------   -------
NET ASSETS AT END OF PERIOD..................................   $ 6,864    $10,211   $4,157   $1,014,599   $66,361
                                                                =======    =======   ======   ==========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        --        426       --        6,546        --
       Units issued..........................................     2,051      5,292      851      193,296     6,891
       Units redeemed........................................    (1,041)    (4,007)    (425)    (100,881)     (345)
                                                                -------    -------   ------   ----------   -------
    Units outstanding at end of period.......................     1,010      1,711      426       98,961     6,546
                                                                =======    =======   ======   ==========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced              Advanced            Advanced
                                                      Series Trust          Series Trust        Series Trust
                                                       Sub-Account           Sub-Account        Sub-Account
                                                   --------------------  ------------------  -----------------
                                                           AST                   AST                AST
                                                    Neuberger Berman/     Neuberger Berman    Neuberger Berman
                                                   LSV Mid-Cap Value (f)   Mid-Cap Growth     Small-Cap Growth
                                                   --------------------- ------------------  -----------------
                                                     2008     2007 (aj)    2008    2007 (aj)   2008   2007 (aj)
                                                   --------   ---------  --------  --------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...................... $    203    $   (1)   $   (370)   $  --   $   (71)   $ --
Net realized gains (losses).......................      508        --      (2,505)       1       (31)     --
Change in unrealized gains (losses)...............  (18,744)      (17)    (13,468)       6    (2,245)    (26)
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from operations.  (18,033)      (18)    (16,343)       7    (2,347)    (26)
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..........................................    9,375        --      30,970       --       500      --
Benefit payments..................................       --        --          --       --        --      --
Payments on termination...........................       --        --          --       --        --      --
Contract maintenance charge.......................       (5)       --          (2)      --        (2)     --
Transfers among the sub-accounts and with the
  Fixed Account--net..............................   33,737     2,277       8,689      609     5,943     842
Adjustment to net assets allocated to contract in
  payout period...................................       --        --          --       --        --      --
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from contract
  transactions....................................   43,107     2,277      39,657      609     6,441     842
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS.................   25,074     2,259      23,314      616     4,094     816
NET ASSETS AT BEGINNING OF PERIOD.................    2,259        --         616       --       816      --
                                                   --------    ------    --------    -----   -------    ----
NET ASSETS AT END OF PERIOD....................... $ 27,333    $2,259    $ 23,930    $ 616   $ 4,910    $816
                                                   ========    ======    ========    =====   =======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......      225        --          58       --        72      --
       Units issued...............................    6,207       450       8,147      195     1,109     145
       Units redeemed.............................   (1,654)     (225)     (4,153)    (137)     (411)    (73)
                                                   --------    ------    --------    -----   -------    ----
    Units outstanding at end of period............    4,778       225       4,052       58       770      72
                                                   ========    ======    ========    =====   =======    ====

--------
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced         Advanced          Advanced
                                             Series Trust     Series Trust     Series Trust      Series Trust
                                             Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                           ---------------- ---------------- ---------------- ------------------
                                                 AST              AST              AST                AST
                                               Niemann         Parametric         PIMCO              PIMCO
                                            Capital Growth  Emerging Markets Limited Maturity    Total Return
                                           Asset Allocation      Equity            Bond              Bond
                                           ---------------- ---------------- ---------------- ------------------
                                                 2008           2008 (e)           2008         2008    2007 (aj)
                                           ---------------- ---------------- ---------------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $   (491)        $   (14)         $  2,853     $  3,683   $ 1,823
Net realized gains (losses)...............      (11,940)             (6)             (237)        (309)     (496)
Change in unrealized gains (losses).......         (261)         (2,001)           (6,259)     (11,705)      (44)
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 operations...............................      (12,692)         (2,021)           (3,643)      (8,331)    1,283
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      164,806              --            53,500        3,661        --
Benefit payments..........................           --              --                --           --        --
Payments on termination...................           --              --           (10,000)     (32,497)       --
Contract maintenance charge...............          (19)             --                --          (36)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................      (24,039)          6,717           144,659      160,600    65,372
Adjustment to net assets allocated to
 contract in payout period................           --              --                --           --        --
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 contract transactions....................      140,748           6,717           188,159      131,728    65,372
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS...................................      128,056           4,696           184,516      123,397    66,655
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --              --                --       66,655        --
                                               --------         -------          --------     --------   -------
NET ASSETS AT END OF PERIOD...............     $128,056         $ 4,696          $184,516     $190,052   $66,655
                                               ========         =======          ========     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --              --                --        6,291        --
       Units issued.......................       40,237             975            25,490       21,515    15,498
       Units redeemed.....................      (23,195)           (135)           (7,638)      (9,198)   (9,207)
                                               --------         -------          --------     --------   -------
    Units outstanding at end of period....       17,042             840            17,852       18,608     6,291
                                               ========         =======          ========     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced             Advanced             Advanced
                                                       Series Trust         Series Trust         Series Trust
                                                        Sub-Account          Sub-Account         Sub-Account
                                                   --------------------  ------------------  -------------------
                                                            AST                  AST                 AST
                                                       Preservation            QMA US        Schroders Multi-Asset
                                                     Asset Allocation     Equity Alpha (g)   World Strategies (h)
                                                   --------------------  ------------------  -------------------
                                                      2008     2007 (aj)   2008    2007 (aj)    2008     2007 (aj)
                                                   ----------  --------- --------  --------- ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (17,542) $   (102) $  1,468   $   602  $     431   $  1,745
Net realized gains (losses).......................   (334,685)     (113)   (8,714)   (1,011)   (78,711)     5,907
Change in unrealized gains (losses)...............   (332,203)    1,254   (28,090)     (169)    (4,800)    (7,407)
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from operations.   (684,430)    1,039   (35,336)     (578)   (83,080)       245
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................  4,794,226   473,208    13,375        --    548,322    134,819
Benefit payments..................................         --        --        --        --         --         --
Payments on termination...........................   (253,721)      (25)       --        --    (21,196)       (45)
Contract maintenance charge.......................     (1,380)       --        --        --        (62)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    288,277     6,606    80,997    12,276   (274,525)       467
Adjustment to net assets allocated to contract in
 payout period....................................         --        --        --        --         --         --
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  4,827,402   479,789    94,372    12,276    252,539    135,241
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS.................  4,142,972   480,828    59,036    11,698    169,459    135,486
NET ASSETS AT BEGINNING OF PERIOD.................    480,828        --    11,698        --    135,486         --
                                                   ----------  --------  --------   -------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $4,623,800  $480,828  $ 70,734   $11,698  $ 304,945   $135,486
                                                   ==========  ========  ========   =======  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     45,849        --     1,198        --     13,020         --
       Units issued...............................  1,023,879    72,637    20,192     7,302     97,970     26,417
       Units redeemed.............................   (514,157)  (26,788)   (9,397)   (6,104)   (68,357)   (13,397)
                                                   ----------  --------  --------   -------  ---------   --------
    Units outstanding at end of period............    555,571    45,849    11,993     1,198     42,633     13,020
                                                   ==========  ========  ========   =======  =========   ========

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced          Advanced               Advanced
                                                       Series Trust      Series Trust           Series Trust
                                                       Sub-Account        Sub-Account           Sub-Account
                                                     ---------------- ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. Rowe Price
                                                     Small-Cap Growth   Small-Cap Value       Asset Allocation
                                                     ---------------- ------------------  -----------------------
                                                           2008         2008    2007 (aj)     2008      2007 (aj)
                                                     ---------------- --------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (35)     $   (105)  $   107  $     9,463  $   16,759
Net realized gains (losses).........................      (1,035)       (2,102)    2,049   (1,203,370)     67,105
Change in unrealized gains (losses).................         (13)       (9,676)   (3,288)    (553,539)   (109,938)
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from operations...      (1,083)      (11,883)   (1,132)  (1,747,446)    (26,074)
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       1,220         6,904        --    5,164,320   2,598,369
Benefit payments....................................          --            --        --           --          --
Payments on termination.............................          --       (12,144)       --     (199,226)     (6,418)
Contract maintenance charge.........................          --            (2)       --         (621)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................         642        20,839    23,244   (2,674,928)    244,694
Adjustment to net assets allocated to contract in
 payout period......................................          --            --        --           --          --
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................       1,862        15,597    23,244    2,289,545   2,836,645
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................         779         3,714    22,112      542,099   2,810,571
NET ASSETS AT BEGINNING OF PERIOD...................          --        22,112        --    2,810,571          --
                                                         -------      --------   -------  -----------  ----------
NET ASSETS AT END OF PERIOD.........................     $   779      $ 25,826   $22,112  $ 3,352,670  $2,810,571
                                                         =======      ========   =======  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --         2,342        --      275,676          --
       Units issued.................................       1,250         5,325     4,206    1,220,834     413,265
       Units redeemed...............................      (1,127)       (3,719)   (1,864)  (1,045,215)   (137,589)
                                                         -------      --------   -------  -----------  ----------
    Units outstanding at end of period..............         123         3,948     2,342      451,295     275,676
                                                         =======      ========   =======  ===========  ==========

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                       Advanced           Advanced
                                                                     Series Trust       Series Trust
                                                                     Sub-Account         Sub-Account
                                                                  -----------------  ------------------
                                                                         AST                 AST
                                                                    T. Rowe Price       T. Rowe Price
                                                                        Global            Large-Cap
                                                                         Bond              Growth
                                                                  -----------------  ------------------
                                                                    2008   2007 (aj)   2008    2007 (aj)
                                                                  -------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $ 1,994   $   (1)  $   (401)  $   (24)
Net realized gains (losses)......................................  (1,336)      --     (4,790)       (2)
Change in unrealized gains (losses)..............................  (4,614)      70    (10,603)     (762)
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from operations................  (3,956)      69    (15,794)     (788)
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................     500       --      1,220    11,371
Benefit payments.................................................      --       --         --        --
Payments on termination..........................................    (202)      --         --        --
Contract maintenance charge......................................     (10)      --        (18)       --
Transfers among the sub-accounts and with the Fixed Account--net.  57,796    6,081     17,480     8,349
Adjustment to net assets allocated to contract in payout period..      --       --         --        --
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from contract transactions.....  58,084    6,081     18,682    19,720
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS................................  54,128    6,150      2,888    18,932
NET ASSETS AT BEGINNING OF PERIOD................................   6,150       --     18,932        --
                                                                  -------   ------   --------   -------
NET ASSETS AT END OF PERIOD...................................... $60,278   $6,150   $ 21,820   $18,932
                                                                  =======   ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     579       --      1,876        --
       Units issued..............................................   9,545    1,157      8,321     2,699
       Units redeemed............................................  (4,233)    (578)    (6,509)     (823)
                                                                  -------   ------   --------   -------
    Units outstanding at end of period...........................   5,891      579      3,688     1,876
                                                                  =======   ======   ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Franklin
                                                      Advanced               Advanced            Templeton Variable
                                                    Series Trust           Series Trust       Insurance Products Trust
                                                     Sub-Account           Sub-Account              Sub-Account
                                                 ------------------  -----------------------  ------------------------
                                                                                                      Franklin
                                                         AST                   AST                 Templeton VIP
                                                    T. Rowe Price              UBS                 Founding Funds
                                                  Natural Resources       Dynamic Alpha              Allocation
                                                 ------------------  -----------------------  ------------------------
                                                   2008    2007 (aj)     2008      2007 (aj)          2008 (i)
                                                 --------  --------- -----------  ----------  ------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (702)  $   125  $   (33,472) $    5,097        $    22,710
Net realized gains (losses).....................    3,598     1,878     (447,272)       (293)          (395,144)
Change in unrealized gains (losses).............  (70,061)   (1,456)    (126,446)    (24,515)          (158,649)
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from
 operations.....................................  (67,165)      547     (607,190)    (19,711)          (531,083)
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   37,928    39,632    3,629,254   1,411,421          3,484,538
Benefit payments................................       --        --           --          --                 --
Payments on termination.........................   (1,386)       --     (105,733)       (252)            (3,738)
Contract maintenance charge.....................      (19)       --       (1,402)         --               (434)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68,467     3,912   (2,194,562)      3,120         (1,277,392)
Adjustment to net assets allocated to contract
 in payout period...............................       --        --           --          --                 --
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from contract
 transactions...................................  104,990    43,544    1,327,557   1,414,289          2,202,974
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   37,825    44,091      720,367   1,394,578          1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   44,091        --    1,394,578          --                 --
                                                 --------   -------  -----------  ----------        -----------
NET ASSETS AT END OF PERIOD..................... $ 81,916   $44,091  $ 2,114,945  $1,394,578        $ 1,671,891
                                                 ========   =======  ===========  ==========        ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    3,785        --      144,050          --                 --
       Units issued.............................   14,834     4,001      733,132     256,044            700,299
       Units redeemed...........................   (4,359)     (216)    (608,162)   (111,994)          (449,035)
                                                 --------   -------  -----------  ----------        -----------
    Units outstanding at end of period..........   14,260     3,785      269,020     144,050            251,264
                                                 ========   =======  ===========  ==========        ===========

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     AIM Variable                AIM Variable
                                                                    Insurance Funds            Insurance Funds
                                                                      Sub-Account                Sub-Account
                                                              --------------------------  -------------------------
                                                                       AIM V. I.
                                                                    Basic Balanced          AIM V. I. Basic Value
                                                              --------------------------  -------------------------
                                                                  2008          2007          2008          2007
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $    786,202  $    626,963  $   (102,657) $  (246,172)
Net realized gains (losses)..................................   (1,328,155)    1,015,655     2,366,124    3,463,895
Change in unrealized gains (losses)..........................  (12,431,727)   (1,083,823)  (13,115,524)  (3,003,704)
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations............  (12,973,680)      558,795   (10,852,057)     214,019
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       43,646        12,005         4,530       28,864
Benefit payments.............................................     (899,720)   (1,840,544)     (462,872)    (642,995)
Payments on termination......................................   (5,979,746)   (9,023,357)   (3,215,225)  (5,972,698)
Contract maintenance charge..................................      (13,554)      (16,971)       (6,926)      (9,408)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (1,573,339)      474,997    (1,575,212)    (277,052)
Adjustment to net assets allocated to contract in payout
 period......................................................           --            --            --           --
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions.   (8,422,713)  (10,393,870)   (5,255,705)  (6,873,289)
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS............................  (21,396,393)   (9,835,075)  (16,107,762)  (6,659,270)
NET ASSETS AT BEGINNING OF PERIOD............................   39,457,902    49,292,977    24,740,057   31,399,327
                                                              ------------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD.................................. $ 18,061,509  $ 39,457,902  $  8,632,295  $24,740,057
                                                              ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    3,321,755     4,170,832     1,710,089    2,172,050
       Units issued..........................................      278,031       450,026        71,211      176,200
       Units redeemed........................................   (1,091,199)   (1,299,103)     (526,162)    (638,161)
                                                              ------------  ------------  ------------  -----------
    Units outstanding at end of period.......................    2,508,587     3,321,755     1,255,138    1,710,089
                                                              ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              AIM Variable                AIM Variable               AIM Variable
                                             Insurance Funds            Insurance Funds             Insurance Funds
                                               Sub-Account                Sub-Account                 Sub-Account
                                       --------------------------  -------------------------  --------------------------
                                                AIM V. I.                  AIM V. I.
                                          Capital Appreciation        Capital Development        AIM V. I. Core Equity
                                       --------------------------  -------------------------  --------------------------
                                           2008          2007          2008          2007         2008          2007
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $ (1,720,955) $ (2,664,021) $   (209,958) $  (341,885) $    838,695  $   (906,162)
Net realized gains (losses)...........   (1,946,468)    5,323,481     1,990,105    4,505,247     2,377,730     8,722,967
Change in unrealized gains
 (losses).............................  (60,709,415)   16,060,948   (10,700,350)  (1,853,501)  (55,044,098)    7,046,254
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (64,376,838)   18,720,408    (8,920,203)   2,309,861   (51,827,673)   14,863,059
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      374,593       285,123         2,835       18,332       362,152       191,205
Benefit payments......................   (3,604,826)   (6,073,044)     (347,602)    (585,039)   (6,953,337)   (7,659,192)
Payments on termination...............  (17,492,609)  (31,276,068)   (2,196,113)  (5,217,461)  (24,194,037)  (37,983,458)
Contract maintenance charge...........      (68,831)      (84,421)       (5,332)      (7,168)      (86,251)     (102,115)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (6,265,405)   (9,774,852)   (1,181,496)     173,066    (7,855,159)   (6,780,710)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --           --            --            --
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (27,057,078)  (46,923,262)   (3,727,708)  (5,618,270)  (38,726,632)  (52,334,270)
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (91,433,916)  (28,202,854)  (12,647,911)  (3,308,409)  (90,554,305)  (37,471,211)
NET ASSETS AT BEGINNING
 OF PERIOD............................  167,151,434   195,354,288    21,287,211   24,595,620   194,919,453   232,390,664
                                       ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 75,717,518  $167,151,434  $  8,639,300  $21,287,211  $104,365,148  $194,919,453
                                       ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   14,459,948    18,508,280     1,156,252    1,448,079    13,757,442    17,450,854
       Units issued...................      548,993     1,243,622        58,852      197,890       436,740     1,122,604
       Units redeemed.................   (3,462,094)   (5,291,954)     (311,206)    (489,717)   (3,507,818)   (4,816,016)
                                       ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................   11,546,847    14,459,948       903,898    1,156,252    10,686,364    13,757,442
                                       ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable              AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds           Insurance Funds
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  AIM V. I.                 AIM V. I.
                                             Diversified Income       Government Securities     AIM V. I. High Yield
                                          ------------------------  ------------------------  ------------------------
                                              2008         2007         2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   979,944  $ 1,090,656  $   494,543  $   572,265  $   602,258  $   600,552
Net realized gains (losses)..............  (1,422,334)    (751,761)     346,192       85,568     (561,355)    (141,419)
Change in unrealized gains (losses)......  (2,134,406)    (252,099)   1,496,249      458,983   (2,318,399)    (423,174)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,576,796)      86,796    2,336,984    1,116,816   (2,277,496)      35,959
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      72,290       25,560      202,519        5,810       35,881       55,703
Benefit payments.........................    (526,147)    (709,956)  (1,606,138)    (978,242)    (190,368)    (447,256)
Payments on termination..................  (3,593,864)  (4,815,034)  (4,927,187)  (3,815,408)  (1,717,332)  (2,612,829)
Contract maintenance charge..............      (5,052)      (5,758)      (7,753)      (7,335)      (3,398)      (3,871)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (385,705)     872,512    4,362,886      910,666     (436,209)     (34,762)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,438,478)  (4,632,676)  (1,975,673)  (3,884,509)  (2,311,426)  (3,043,015)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,015,274)  (4,545,880)     361,311   (2,767,693)  (4,588,922)  (3,007,056)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,044,780   22,590,660   22,708,937   25,476,630   10,238,138   13,245,194
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,029,506  $18,044,780  $23,070,248  $22,708,937  $ 5,649,216  $10,238,138
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,494,794    1,872,442    1,660,149    1,950,594      949,547    1,225,477
       Units issued......................     140,132      303,506      471,438      297,593       56,636      137,768
       Units redeemed....................    (540,336)    (681,154)    (606,122)    (588,038)    (290,613)    (413,698)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,094,590    1,494,794    1,525,465    1,660,149      715,570      949,547
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable               AIM Variable
                                                Insurance Funds            Insurance Funds           Insurance Funds
                                                  Sub-Account                Sub-Account               Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                                   AIM V. I.                  AIM V. I.                 AIM V. I.
                                             International Growth         Large Cap Growth         Mid Cap Core Equity
                                          --------------------------  ------------------------  -------------------------
                                              2008          2007          2008         2007         2008          2007
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (377,764) $   (634,864) $  (184,844) $  (257,952) $     (1,487) $  (334,589)
Net realized gains (losses)..............    3,624,004     6,629,059      122,802      696,722     2,227,053    1,611,671
Change in unrealized gains (losses)......  (24,566,029)    1,870,564   (6,243,875)   2,015,733    (8,150,080)     938,743
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (21,319,789)    7,864,759   (6,305,917)   2,454,503    (5,924,514)   2,215,825
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      150,870       102,728       22,630       15,810        28,365       27,763
Benefit payments.........................     (911,918)   (1,962,039)    (226,676)    (515,073)     (661,328)    (857,309)
Payments on termination..................   (6,077,606)  (11,868,813)  (3,167,681)  (2,895,757)   (3,424,748)  (6,326,916)
Contract maintenance charge..............      (19,626)      (23,761)      (8,072)      (9,097)       (6,475)      (7,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,648,798)    1,859,583     (310,722)     165,683      (792,177)    (177,176)
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --           --            --           --
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (10,507,078)  (11,892,302)  (3,690,521)  (3,238,434)   (4,856,363)  (7,340,948)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (31,826,867)   (4,027,543)  (9,996,438)    (783,931)  (10,780,877)  (5,125,123)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,799,786    62,827,329   18,301,845   19,085,776    23,623,859   28,748,982
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 26,972,919  $ 58,799,786  $ 8,305,407  $18,301,845  $ 12,842,982  $23,623,859
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,091,736     3,716,654    1,447,748    1,721,358     1,439,601    1,897,950
       Units issued......................      133,949       510,277      133,796      186,522       153,999      260,698
       Units redeemed....................     (835,716)   (1,135,195)    (501,546)    (460,132)     (473,524)    (719,047)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    2,389,969     3,091,736    1,079,998    1,447,748     1,120,076    1,439,601
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable             AIM Variable
                                                Insurance Funds           Insurance Funds           Insurance Funds
                                                  Sub-Account               Sub-Account               Sub-Account
                                          --------------------------  -----------------------  ------------------------
                                            AIM V. I. Money Market      AIM V. I. Technology      AIM V. I. Utilities
                                          --------------------------  -----------------------  ------------------------
                                              2008          2007          2008        2007         2008         2007
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    146,819  $    673,873  $   (46,451) $  (72,498) $   118,028  $    49,037
Net realized gains (losses)..............           --            --       49,120     338,220    1,598,467    2,396,009
Change in unrealized gains (losses)......           --            --   (1,872,573)     52,796   (5,924,660)      48,499
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      146,819       673,873   (1,869,904)    318,518   (4,208,165)   2,493,545
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      100,916        15,390        2,141       5,424       59,706        7,638
Benefit payments.........................   (1,888,730)   (6,618,712)     (50,681)   (432,370)    (291,743)    (324,425)
Payments on termination..................  (14,860,701)  (11,806,577)    (536,480)   (755,623)  (1,792,980)  (3,187,854)
Contract maintenance charge..............       (7,201)       (6,671)      (2,307)     (2,754)      (4,885)      (5,393)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   18,162,692    18,402,653     (415,021)    205,130     (313,409)     192,883
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --          --           --           --
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    1,506,976       (13,917)  (1,002,348)   (980,193)  (2,343,311)  (3,317,151)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    1,653,795       659,956   (2,872,252)   (661,675)  (6,551,476)    (823,606)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,739,818    21,079,862    4,857,722   5,519,397   13,859,397   14,683,003
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 23,393,613  $ 21,739,818  $ 1,985,470  $4,857,722  $ 7,307,921  $13,859,397
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,818,316     1,820,869      375,301     452,712      668,053      841,516
       Units issued......................    1,760,095     2,556,551       27,005      87,379       62,256      101,921
       Units redeemed....................   (1,631,473)   (2,559,104)    (121,781)   (164,790)    (202,155)    (275,384)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    1,946,938     1,818,316      280,525     375,301      528,154      668,053
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance    AIM Variable Insurance    AIM Variable Insurance
                                              Funds Series II          Funds Series II            Funds Series II
                                                Sub-Account              Sub-Account                Sub-Account
                                          ----------------------  -------------------------  ------------------------
                                                 AIM V. I.                                           AIM V. I.
                                             Basic Balanced II     AIM V. I. Basic Value II   Capital Appreciation II
                                          ----------------------  -------------------------  ------------------------
                                             2008        2007         2008          2007         2008         2007
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   33,810  $   21,213  $   (170,089) $  (300,880) $   (91,894) $  (136,182)
Net realized gains (losses)..............     14,890      42,931     2,278,057    1,975,763      120,187      335,559
Change in unrealized gains (losses)......   (682,242)    (56,590)  (11,711,986)  (1,650,916)  (3,138,788)     590,654
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (633,542)      7,554    (9,604,018)      23,967   (3,110,495)     790,031
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --         502        16,449       26,559        4,767       15,482
Benefit payments.........................    (43,119)    (29,302)     (160,798)    (265,153)     (62,809)      (3,655)
Payments on termination..................   (133,429)    (91,964)   (1,397,612)  (2,263,626)    (361,948)    (440,348)
Contract maintenance charge..............         --          --       (46,363)     (62,988)     (12,690)     (16,653)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (80,728)    (27,148)      405,775     (217,874)    (732,738)    (626,882)
Adjustment to net assets allocated to
 contract in payout period...............         --          --            --           --           --           --
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (257,276)   (147,912)   (1,182,549)  (2,783,082)  (1,165,418)  (1,072,056)
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (890,818)   (140,358)  (10,786,567)  (2,759,115)  (4,275,913)    (282,025)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,797,350   1,937,708    19,438,477   22,197,592    7,992,016    8,274,041
                                          ----------  ----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $  906,532  $1,797,350  $  8,651,910  $19,438,477  $ 3,716,103  $ 7,992,016
                                          ==========  ==========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    160,341     173,375     1,259,674    1,430,759      545,611      620,133
       Units issued......................      2,815       8,080       159,243       62,753       12,008       18,034
       Units redeemed....................    (29,703)    (21,114)     (240,738)    (233,838)    (112,174)     (92,556)
                                          ----------  ----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    133,453     160,341     1,178,179    1,259,674      445,445      545,611
                                          ==========  ==========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable Insurance  AIM Variable Insurance  AIM Variable Insurance
                                                   Funds Series II          Funds Series II        Funds Series II
                                                     Sub-Account              Sub-Account            Sub-Account
                                                 ---------------------  -----------------------  ---------------------
                                                      AIM V. I.                                       AIM V. I.
                                                 Capital Development II AIM V. I. Core Equity II Diversified Income II
                                                 ---------------------  -----------------------  ---------------------
                                                    2008       2007         2008        2007        2008       2007
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (8,423)  $(12,240)  $     3,646  $  (46,775) $  32,234   $ 28,897
Net realized gains (losses).....................    74,394     88,508        50,800     175,868    (28,159)    (5,285)
Change in unrealized gains (losses).............  (389,265)   (20,682)   (1,336,017)    191,286    (80,713)   (24,504)
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................  (323,294)    55,586    (1,281,571)    320,379    (76,638)      (892)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        44     10,343        13,020       1,385        692      8,719
Benefit payments................................    (3,214)        --        (6,179)    (68,905)        --     (8,419)
Payments on termination.........................   (10,127)   (66,043)     (494,144)   (641,278)   (29,524)   (24,708)
Contract maintenance charge.....................        --         --       (10,564)    (13,404)        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (60,359)   141,085      (166,233)   (275,955)   (66,368)     1,884
Adjustment to net assets allocated to contract
 in payout period...............................        --         --            --          --         --         --
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (73,656)    85,385      (664,100)   (998,157)   (95,200)   (22,524)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (396,950)   140,971    (1,945,671)   (677,778)  (171,838)   (23,416)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   733,288    592,317     4,618,125   5,295,903    528,409    551,825
                                                 ---------   --------   -----------  ----------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $ 336,338   $733,288   $ 2,672,454  $4,618,125  $ 356,571   $528,409
                                                 =========   ========   ===========  ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    47,215     41,417       389,485     473,969     46,380     48,346
       Units issued.............................     1,624     12,041        11,043      18,418      4,578      6,623
       Units redeemed...........................    (7,210)    (6,243)      (72,602)   (102,902)   (13,239)    (8,589)
                                                 ---------   --------   -----------  ----------  ---------   --------
    Units outstanding at end of period..........    41,629     47,215       327,926     389,485     37,719     46,380
                                                 =========   ========   ===========  ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                                    Funds Series II        Funds Series II           Funds Series II
                                                      Sub-Account            Sub-Account               Sub-Account
                                                ----------------------   ---------------------   ----------------------
                                                       AIM V. I.                                        AIM V. I.
                                                Government Securities II AIM V. I. High Yield II International Growth II
                                                ----------------------   ---------------------   ----------------------
                                                   2008         2007        2008        2007        2008        2007
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   43,806   $   23,195  $  40,293    $ 35,712   $  (12,691) $  (21,922)
Net realized gains (losses)....................      4,017      (11,249)   (34,426)      5,982      113,892     118,707
Change in unrealized gains (losses)............    154,448       36,865   (167,357)    (44,647)    (681,650)    106,549
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 operations....................................    202,271       48,811   (161,490)     (2,953)    (580,449)    203,334
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................        600        1,615    104,033       8,900        1,768       7,335
Benefit payments...............................    (47,772)     (99,124)  (103,410)         --           --          --
Payments on termination........................   (140,949)     (88,022)   (27,973)    (28,799)     (42,467)   (139,579)
Contract maintenance charge....................         --           --         --          --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  1,332,245     (136,653)   (90,402)    (57,850)    (296,094)    (27,808)
Adjustment to net assets allocated to contract
 in payout period..............................         --           --         --          --           --          --
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions.........................  1,144,124     (322,184)  (117,752)    (77,749)    (336,793)   (160,052)
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  1,346,395     (273,373)  (279,242)    (80,702)    (917,242)     43,282
NET ASSETS AT BEGINNING OF
 PERIOD........................................  1,089,092    1,362,465    651,345     732,047    1,636,148   1,592,866
                                                ----------   ----------  ---------    --------   ----------  ----------
NET ASSETS AT END OF PERIOD.................... $2,435,487   $1,089,092  $ 372,103    $651,345   $  718,906  $1,636,148
                                                ==========   ==========  =========    ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     95,391      124,477     46,539      52,082       78,304      85,855
       Units issued............................    127,255       13,859      8,669       3,754        2,283       6,719
       Units redeemed..........................    (27,547)     (42,945)   (18,867)     (9,297)     (21,825)    (14,270)
                                                ----------   ----------  ---------    --------   ----------  ----------
    Units outstanding at end of period.........    195,099       95,391     36,341      46,539       58,762      78,304
                                                ==========   ==========  =========    ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                              Funds Series II         Funds Series II          Funds Series II
                                                Sub-Account             Sub-Account              Sub-Account
                                          ----------------------  -----------------------  ----------------------
                                                 AIM V. I.               AIM V. I.                AIM V. I.
                                            Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                          ----------------------  -----------------------  ----------------------
                                             2008        2007         2008        2007        2008        2007
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,854) $  (16,384) $   (23,424) $ (118,164) $    6,735  $   58,109
Net realized gains (losses)..............      9,123      14,850      613,597     216,597          --          --
Change in unrealized gains (losses)......   (400,710)    135,198   (2,323,511)    417,721          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   (404,441)    133,664   (1,733,338)    516,154       6,735      58,109
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       24,574      26,254          54          --
Benefit payments.........................     (5,916)    (16,361)     (78,692)   (101,442)    (70,790)    (28,252)
Payments on termination..................    (71,888)    (65,264)    (935,397)   (526,649)   (333,839)   (401,325)
Contract maintenance charge..............         --          --      (13,475)    (15,583)         --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     14,568       7,012     (193,829)   (149,596)     91,137     579,779
Adjustment to net assets allocated to
 contract in payout period...............         --          --           --          --          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (63,236)    (74,613)  (1,196,819)   (767,016)   (313,438)    150,202
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (467,677)     59,051   (2,930,157)   (250,862)   (306,703)    208,311
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,106,307   1,047,256    6,739,231   6,990,093   2,351,768   2,143,457
                                          ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $  638,630  $1,106,307  $ 3,809,074  $6,739,231  $2,045,065  $2,351,768
                                          ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,996      94,569      488,368     545,360     228,198     213,379
       Units issued......................      9,402       2,697       23,540      28,375      27,467      72,102
       Units redeemed....................    (13,612)     (9,270)    (119,738)    (85,367)    (57,986)    (57,283)
                                          ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     83,786      87,996      392,170     488,368     197,679     228,198
                                          ==========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                  Alliance
                                           AIM Variable Insurance AIM Variable Insurance     Bernstein Variable
                                             Funds Series II        Funds Series II          Product Series Fund
                                               Sub-Account            Sub-Account                Sub-Account
                                           ---------------------  ---------------------  --------------------------
                                                AIM V. I.              AIM V. I.                  Alliance
                                              Technology II           Utilities II          Bernstein VPS Growth
                                           ---------------------  ---------------------  --------------------------
                                             2008        2007        2008       2007         2008          2007
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,224)   $ (2,117)  $   7,881   $  1,728   $   (646,423) $   (976,582)
Net realized gains (losses)...............   (1,658)      7,005     106,463    120,011        179,734     2,599,533
Change in unrealized gains (losses).......  (43,739)      2,529    (421,041)    32,958    (20,707,289)    4,387,924
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (46,621)      7,417    (306,697)   154,697    (21,173,978)    6,010,875
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      138         679      59,013        970         68,559       219,538
Benefit payments..........................       --          --     (58,721)   (41,507)      (702,491)     (998,608)
Payments on termination...................   (6,994)     (5,193)    (34,414)   (76,692)    (6,470,584)   (8,030,624)
Contract maintenance charge...............       --          --          --         --       (100,518)     (121,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (22,653)     (7,205)    (58,644)    61,320     (3,099,047)   (1,279,581)
Adjustment to net assets allocated to
 contract in payout period................       --          --          --         --             --            --
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (29,509)    (11,719)    (92,766)   (55,909)   (10,304,081)  (10,210,298)
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (76,130)     (4,302)   (399,463)    98,788    (31,478,059)   (4,199,423)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  119,112     123,414     971,474    872,686     55,665,096    59,864,519
                                            --------   --------   ---------   --------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 42,982    $119,112   $ 572,011   $971,474   $ 24,187,037  $ 55,665,096
                                            ========   ========   =========   ========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    9,382      10,283      47,502     50,485      5,068,225     6,256,329
       Units issued.......................      345       1,279       5,548     11,964        301,736       621,550
       Units redeemed.....................   (3,513)     (2,180)    (11,025)   (14,947)    (1,504,053)   (1,809,654)
                                            --------   --------   ---------   --------   ------------  ------------
    Units outstanding at end of period....    6,214       9,382      42,025     47,502      3,865,908     5,068,225
                                            ========   ========   =========   ========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Alliance                    Alliance                   Alliance
                                     Bernstein Variable          Bernstein Variable         Bernstein Variable
                                     Product Series Fund        Product Series Fund        Product Series Fund
                                         Sub-Account                Sub-Account                Sub-Account
                                 --------------------------  -------------------------  -------------------------
                                   Alliance Bernstein VPS      Alliance Bernstein VPS     Alliance Bernstein VPS
                                       Growth & Income          International Value          Large Cap Growth
                                 --------------------------  -------------------------  -------------------------
                                     2008          2007          2008          2007         2008          2007
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    180,350  $   (849,086) $   (237,374) $  (276,531) $   (475,415) $  (690,055)
Net realized gains (losses).....   16,626,507    19,748,162       944,465    3,118,766       (72,245)   1,631,401
Change in unrealized gains
 (losses).......................  (77,351,929)  (12,361,600)  (22,997,660)  (1,207,938)  (13,611,973)   3,711,972
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from operations.........  (60,545,072)    6,537,476   (22,290,569)   1,634,297   (14,159,633)   4,653,318
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      374,644       263,140        81,364      697,754       460,152       39,260
Benefit payments................   (2,442,835)   (3,812,816)     (893,213)    (677,146)   (1,093,110)    (594,325)
Payments on termination.........  (21,713,105)  (33,707,044)   (2,346,674)  (2,555,023)   (4,558,790)  (8,262,819)
Contract maintenance
 charge.........................     (140,409)     (178,491)     (137,322)    (162,883)      (29,349)     (34,718)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (6,705,934)   (7,080,944)    3,221,779    2,423,495      (464,474)    (641,258)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --           --            --           --
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (30,627,639)  (44,516,155)      (74,066)    (273,803)   (5,685,571)  (9,493,860)
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (91,172,711)  (37,978,679)  (22,364,635)   1,360,494   (19,845,204)  (4,840,542)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  165,770,841   203,749,520    42,873,418   41,512,924    39,212,588   44,053,130
                                 ------------  ------------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 74,598,130  $165,770,841  $ 20,508,783  $42,873,418  $ 19,367,384  $39,212,588
                                 ============  ============  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   11,799,587    14,983,211     2,617,431    2,631,181     4,752,977    6,022,160
       Units issued.............      481,186       968,199       739,884      513,437       536,456      765,511
       Units redeemed...........   (3,182,711)   (4,151,823)     (631,681)    (527,187)   (1,365,097)  (2,034,694)
                                 ------------  ------------  ------------  -----------  ------------  -----------
    Units outstanding at end
     of period..................    9,098,062    11,799,587     2,725,634    2,617,431     3,924,336    4,752,977
                                 ============  ============  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Alliance                  Alliance                 Alliance
                                              Bernstein Variable        Bernstein Variable       Bernstein Variable
                                             Product Series Fund       Product Series Fund      Product Series Fund
                                                 Sub-Account               Sub-Account              Sub-Account
                                          -------------------------  -----------------------  -----------------------
                                            Alliance Bernstein VPS    Alliance Bernstein VPS          Alliance
                                             Small/Mid Cap Value          Utility Income        Bernstein VPS Value
                                          -------------------------  -----------------------  -----------------------
                                              2008          2007         2008        2007         2008        2007
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (415,555) $  (510,782) $    66,227  $   22,667  $    15,862  $  (20,934)
Net realized gains (losses)..............    2,750,162    4,742,220      616,964     290,459      (37,649)    244,215
Change in unrealized gains (losses)......  (15,783,343)  (3,979,819)  (3,657,462)    932,542   (1,449,111)   (456,240)
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (13,448,736)     251,619   (2,974,271)  1,245,668   (1,470,898)   (232,959)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       22,623      160,563       11,137     175,317        1,000      36,943
Benefit payments.........................     (275,658)    (794,128)     (30,259)   (192,060)     (20,128)    (29,729)
Payments on termination..................   (6,109,650)  (4,058,807)  (1,149,860)   (279,139)    (254,113)   (149,192)
Contract maintenance charge..............     (154,235)    (184,547)     (24,647)    (20,484)     (11,304)    (12,929)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,967,625)    (338,812)      93,273   1,216,984      (77,719)   (489,880)
Adjustment to net assets allocated to
 contract in payout period...............           --           --           --          --           --          --
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (9,484,545)  (5,215,731)  (1,100,356)    900,618     (362,264)   (644,787)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (22,933,281)  (4,964,112)  (4,074,627)  2,146,286   (1,833,162)   (877,746)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   44,404,325   49,368,437    8,265,132   6,118,846    3,746,707   4,624,453
                                          ------------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 21,471,044  $44,404,325  $ 4,190,505  $8,265,132  $ 1,913,545  $3,746,707
                                          ============  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,375,213    2,636,231      518,987     460,431      311,265     362,312
       Units issued......................      122,754      209,766      103,795     204,381       32,497      49,395
       Units redeemed....................     (682,712)    (470,784)    (199,209)   (145,825)     (69,644)   (100,442)
                                          ------------  -----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    1,815,255    2,375,213      423,573     518,987      274,118     311,265
                                          ============  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               American          American           Dreyfus
                                                           Century Variable  Century Variable Socially Responsible
                                                           Portfolios, Inc   Portfolios, Inc   Growth Fund, Inc.
                                                             Sub-Account       Sub-Account        Sub-Account
                                                          -----------------  ---------------- ----------------------
                                                                                 American
                                                           American Century      Century        Dreyfus Socially
                                                             VP Balanced     VP International Responsible Growth Fund
                                                          -----------------  ---------------- ----------------------
                                                            2008     2007          2007          2008        2007
                                                          -------  --------  ----------------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $   239  $    474      $    (43)    $    (103)   $ (1,818)
Net realized gains (losses)..............................   1,309       979         1,556        12,460         927
Change in unrealized gains (losses)......................  (6,640)     (175)        2,988       (28,794)     13,631
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from operations........  (5,092)    1,278         4,501       (16,437)     12,740
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................      --        --            --            85          --
Benefit payments.........................................      --        --            --        (4,292)         --
Payments on termination..................................    (681)  (27,728)      (34,863)      (14,584)    (87,002)
Contract maintenance charge..............................      (7)       (8)           --           (52)        (52)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................     (22)       --            --      (103,293)         --
Adjustment to net assets allocated to contract in payout
 period..................................................      --        --            --            --          --
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from contract
 transactions............................................    (710)  (27,736)           --      (122,136)    (87,054)
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS........................  (5,802)  (26,458)      (30,362)     (138,573)    (74,314)
NET ASSETS AT BEGINNING OF PERIOD........................  23,707    50,165        30,362       158,575     232,889
                                                          -------  --------      --------      ---------   --------
NET ASSETS AT END OF PERIOD.............................. $17,905  $ 23,707      $     --     $  20,002    $158,575
                                                          =======  ========      ========      =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.............   1,507     3,281         1,864        17,438      26,023
       Units issued......................................      --        --            --         1,267       1,567
       Units redeemed....................................     (58)   (1,774)       (1,864)      (15,592)    (10,152)
                                                          -------  --------      --------      ---------   --------
    Units outstanding at end of period...................   1,449     1,507            --         3,113      17,438
                                                          =======  ========      ========      =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                              Dreyfus Variable       Dreyfus Variable
                                                   Dreyfus Stock Index Fund    Investment Fund        Investment Fund
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------   --------------------  ----------------------
                                                                                                            VIF
                                                   Dreyfus Stock Index Fund  VIF Growth & Income       Money Market
                                                   ----------------------   --------------------  ----------------------
                                                      2008         2007        2008       2007        2008        2007
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    5,052   $    3,356  $  (1,151) $  (1,749) $     8,450  $  26,030
Net realized gains (losses).......................     58,543       75,530     20,819     35,475           --         --
Change in unrealized gains (losses)...............   (448,429)     (24,083)  (104,057)   (14,784)          --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from
 operations.......................................   (384,834)      54,803    (84,389)    18,942        8,450     26,030
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,000       10,000         --         --           --         --
Benefit payments..................................    (61,577)     (18,759)        --    (37,203)     (88,076)  (283,011)
Payments on termination...........................   (147,293)    (245,568)   (22,994)   (70,626)  (1,672,397)  (409,299)
Contract maintenance charge.......................       (533)        (626)      (139)      (164)        (419)      (315)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (135,991)      (3,733)     4,168     (5,592)   2,716,525    636,399
Adjustment to net assets allocated to contract in
 payout period....................................         --           --         --         --           --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (340,394)    (258,686)   (18,965)  (113,585)     955,633    (56,226)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (725,228)    (203,883)  (103,354)   (94,643)     964,083    (30,196)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  1,290,547    1,494,430    223,282    317,925      773,155    803,351
                                                   ----------   ----------  ---------  ---------  -----------  ---------
NET ASSETS AT END OF PERIOD....................... $  565,319   $1,290,547  $ 119,928  $ 223,282  $ 1,737,238  $ 773,155
                                                   ==========   ==========  =========  =========  ===========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    104,229      125,849     17,238     27,070       70,655     75,375
       Units issued...............................      7,063        3,260        623      4,584      357,426     79,711
       Units redeemed.............................    (38,453)     (24,880)    (1,947)   (14,416)    (271,878)   (84,431)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
    Units outstanding at end of period............     72,839      104,229     15,914     17,238      156,203     70,655
                                                   ==========   ==========  =========  =========  ===========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                     Dreyfus Variable
                                                     Investment Fund  DWS Variable Series I  DWS Variable Series I
                                                       Sub-Account        Sub-Account             Sub-Account
                                                     ---------------- -------------------   ----------------------
                                                           VIF
                                                      Small Company                                   DWS
                                                          Stock          DWS Bond VIP A      Capital Growth VIP A
                                                     ---------------- -------------------   ----------------------
                                                        2007 (ak)        2008       2007       2008        2007
                                                     ---------------- ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (417)    $  32,465   $ 29,581  $    5,035  $   (1,713)
Net realized gains (losses).........................       26,102       (14,236)     3,716       7,615      51,548
Change in unrealized gains (losses).................      (18,820)     (126,016)       874    (563,985)    132,100
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from operations...        6,865      (107,787)    34,171    (551,335)    181,935
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................           --            30      3,060       7,525      11,860
Benefit payments....................................       (2,915)       20,538     (2,697)      3,900     (26,633)
Payments on termination.............................           --       (36,660)   (96,311)    (85,091)   (305,648)
Contract maintenance charge.........................          (16)           --         --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (87,703)     (223,170)    51,505     (36,273)     52,901
Adjustment to net assets allocated to contract in
 payout period......................................           --            --     27,657          --          --
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................      (90,634)     (239,262)   (16,786)   (109,939)   (267,520)
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................      (83,769)     (347,049)    17,385    (661,274)    (85,585)
NET ASSETS AT BEGINNING OF PERIOD...................       83,769       816,152    798,767   1,693,676   1,779,261
                                                         --------     ---------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD.........................     $     --     $ 469,103   $816,152  $1,032,402  $1,693,676
                                                         ========     =========   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........        4,992        56,326     57,022     132,978     156,225
       Units issued.................................           --          (171)    21,586      10,036      16,078
       Units redeemed...............................       (4,992)      (16,982)   (22,282)    (21,183)    (39,325)
                                                         --------     ---------   --------  ----------  ----------
    Units outstanding at end of period..............           --        39,173     56,326     121,831     132,978
                                                         ========     =========   ========  ==========  ==========

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    DWS Variable Series I     DWS Variable Series I   DWS Variable Series I
                                                         Sub-Account               Sub-Account            Sub-Account
                                                   -------------------------  ---------------------   -------------------
                                                             DWS                       DWS                    DWS
                                                   Global Opportunities VIP A Growth and Income VIP A International VIP A
                                                   -------------------------  ---------------------   -------------------
                                                       2008         2007         2008        2007        2008       2007
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (5,887)  $    8,260   $   6,937   $    7,513  $   5,241   $ 13,532
Net realized gains (losses).......................     222,625      240,853     124,282      169,810    123,240     56,769
Change in unrealized gains (losses)...............  (1,027,131)    (106,938)   (376,024)    (149,115)  (547,080)    30,202
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from
 operations.......................................    (810,393)     142,175    (244,805)      28,208   (418,599)   100,503
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       5,868        6,160          --        1,840      4,467      5,652
Benefit payments..................................      (6,697)     (69,474)         --     (123,972)     1,650    (21,798)
Payments on termination...........................     (78,963)    (163,170)     (4,657)    (349,281)   (32,193)   (78,817)
Contract maintenance charge.......................          --           --          --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (82,749)      13,384         836     (161,110)   (16,501)    56,320
Adjustment to net assets allocated to contract in
 payout period....................................          --           --          --           --         --         --
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................    (162,541)    (213,100)     (3,821)    (632,523)   (42,577)   (38,643)
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS...........................................    (972,934)     (70,925)   (248,626)    (604,315)  (461,176)    61,860
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   1,728,047    1,798,972     635,199    1,239,514    876,571    814,711
                                                   -----------   ----------   ---------   ----------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $   755,113   $1,728,047   $ 386,573   $  635,199  $ 415,395   $876,571
                                                   ===========   ==========   =========   ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......      61,759       69,784      55,856      109,669     52,933     55,970
       Units issued...............................         441        5,864         347       40,775      6,623      9,477
       Units redeemed.............................      (7,855)     (13,889)       (698)     (94,588)   (10,753)   (12,514)
                                                   -----------   ----------   ---------   ----------  ---------   --------
    Units outstanding at end of period............      54,345       61,759      55,505       55,856     48,803     52,933
                                                   ===========   ==========   =========   ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   DWS Variable Series II  DWS Variable Series II  DWS Variable Series II
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------  ----------------------  --------------------
                                                                                     DWS               DWS Small Cap
                                                    DWS Balanced VIP A II   Money Market VIP A II     Growth VIP A II
                                                   ----------------------  ----------------------  --------------------
                                                      2008        2007        2008        2007        2008        2007
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   56,865  $   51,728  $   19,116  $   43,445  $  (2,937)  $  (3,703)
Net realized gains (losses).......................    (21,854)     31,336          --          --    (12,875)     34,484
Change in unrealized gains (losses)...............   (592,176)        670          --          --   (245,822)       (797)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations.......................................   (557,165)     83,734      19,116      43,445   (261,634)     29,984
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        250       3,829      35,020       1,230        540       2,044
Benefit payments..................................     31,177     (45,437)         --     (20,302)        --     (14,268)
Payments on termination...........................   (137,589)   (173,250)    (26,902)    (85,010)   (21,756)    (27,692)
Contract maintenance charge.......................         --          --          --          --         --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (36,099)     38,191    (124,884)     80,636     69,312    (101,293)
Adjustment to net assets allocated to contract in
 payout period....................................         --      54,015          --          --         --          --
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (142,261)   (122,652)   (116,766)    (23,446)    48,096    (141,209)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (699,426)    (38,918)    (97,650)     19,999   (213,538)   (111,225)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  2,051,214   2,090,132   1,032,898   1,012,899    464,528     575,753
                                                   ----------  ----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD....................... $1,351,788  $2,051,214  $  935,248  $1,032,898  $ 250,990   $ 464,528
                                                   ==========  ==========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    169,227     179,485      98,429     100,633     36,335      47,472
       Units issued...............................      4,278      11,719      15,175      22,785      6,215       4,021
       Units redeemed.............................    (18,933)    (21,977)    (26,155)    (24,989)    (3,401)    (15,158)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period............    154,572     169,227      87,449      98,429     39,149      36,335
                                                   ==========  ==========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Federated             Fidelity Variable         Fidelity Variable
                                              Insurance Series       Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  Federated
                                             Prime Money Fund II         VIP Contrafund           VIP Equity-Income
                                          ------------------------  ------------------------  ------------------------
                                              2008      2007 (aq)       2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   104,769  $   332,110  $   (45,058) $   (70,575) $    12,778  $     5,778
Net realized gains (losses)..............          --           --     (153,139)   4,562,506     (151,399)     479,378
Change in unrealized gains (losses)......          --           --   (5,299,776)  (2,303,507)    (757,711)    (425,620)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     104,769      332,110   (5,497,973)   2,188,424     (896,332)      59,536
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,020        5,388       54,967      158,080        1,545        4,451
Benefit payments.........................    (433,484)    (474,415)    (185,062)    (251,079)     (84,487)     (56,105)
Payments on termination..................  (4,065,096)  (6,434,463)  (2,001,180)  (2,939,181)    (618,038)  (1,545,167)
Contract maintenance charge..............      (3,181)      (2,884)      (7,111)      (8,196)        (990)      (1,406)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,323,997   11,238,467     (204,123)    (369,366)    (224,077)     161,994
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,173,744)   4,332,093   (2,342,509)  (3,409,742)    (926,047)  (1,436,233)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,068,975)   4,664,203   (7,840,482)  (1,221,318)  (1,822,379)  (1,376,697)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,660,654    5,996,451   14,275,262   15,496,580    2,781,889    4,158,586
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,591,679  $10,660,654  $ 6,434,780  $14,275,262  $   959,510  $ 2,781,889
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     893,573      528,214      793,131      987,680      178,711      267,003
       Units issued......................     289,533    1,450,817       70,280       85,208        3,440       23,114
       Units redeemed....................    (555,341)  (1,085,458)    (233,638)    (279,757)     (73,398)    (111,406)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     627,765      893,573      629,773      793,131      108,753      178,711
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity Variable        Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account              Sub-Account               Sub-Account
                                          ------------------------  -----------------------  ------------------------
                                                 VIP Growth             VIP High Income            VIP Index 500
                                          ------------------------  -----------------------  ------------------------
                                              2008         2007         2008        2007         2008         2007
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,534) $   (36,105) $   117,869  $  179,475  $    44,485  $   245,100
Net realized gains (losses)..............     (82,559)     (61,821)    (161,233)    (47,534)     138,927      525,323
Change in unrealized gains (losses)......  (3,143,691)   1,767,373     (458,096)    (90,520)  (3,403,803)    (313,777)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,258,784)   1,669,447     (501,460)     41,421   (3,220,391)     456,646
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      62,164       72,031        9,796       7,855       34,380       80,723
Benefit payments.........................     (13,703)    (119,968)     (90,714)    (38,332)    (166,449)     (91,105)
Payments on termination..................    (863,456)  (1,662,525)    (451,976)   (696,235)  (1,423,014)  (2,036,450)
Contract maintenance charge..............      (5,762)      (6,592)      (1,082)     (1,188)      (5,588)      (6,607)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (114,513)    (156,534)    (268,751)      4,393     (423,578)    (234,419)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --          --           --           --
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (935,270)  (1,873,588)    (802,727)   (723,507)  (1,984,249)  (2,287,858)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,194,054)    (204,141)  (1,304,187)   (682,086)  (5,204,640)  (1,831,212)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,457,674    7,661,815    2,566,776   3,248,862    9,911,994   11,743,206
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 3,263,620  $ 7,457,674  $ 1,262,589  $2,566,776  $ 4,707,354  $ 9,911,994
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     642,675      827,254      233,449     298,090      903,650    1,119,875
       Units issued......................      58,898       49,449        9,450      47,265       44,385       56,388
       Units redeemed....................    (161,191)    (234,028)     (86,753)   (111,906)    (258,213)    (272,613)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     540,382      642,675      156,146     233,449      689,822      903,650
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         Fidelity
                                                                                                    Variable Insurance
                                                      Fidelity Variable       Fidelity Variable       Products Fund
                                                   Insurance Products Fund Insurance Products Fund  (Service Class 2)
                                                         Sub-Account             Sub-Account           Sub-Account
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP Asset
                                                             VIP                                         Manager
                                                    Investment Grade Bond        VIP Overseas       (Service Class 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2008        2007         2008        2007       2008      2007
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   95,914  $  119,509  $    22,850  $   72,590  $    150  $ 1,487
Net realized gains (losses).......................    (59,669)    (18,905)     318,740     535,679      (372)   1,323
Change in unrealized gains (losses)...............   (180,369)      8,349   (1,691,054)    (50,207)  (24,019)   7,341
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from
 operations.......................................   (144,124)    108,953   (1,349,464)    558,062   (24,241)  10,151
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     21,942      24,572       22,406      53,454        --       --
Benefit payments..................................    (96,058)   (102,230)     (28,887)    (59,607)       --       --
Payments on termination...........................   (634,510)   (662,173)    (848,420)   (815,936)   (2,125)  (3,704)
Contract maintenance charge.......................     (1,853)     (1,877)      (1,891)     (2,196)       --       --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (5,323)     (4,164)       1,093     184,380      (140)  (3,349)
Adjustment to net assets allocated to contract in
 payout period....................................         --          --           --          --        --       --
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (715,802)   (745,872)    (855,699)   (639,905)   (2,265)  (7,053)
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (859,926)   (636,919)  (2,205,163)    (81,843)  (26,506)   3,098
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  3,459,520   4,096,439    3,642,273   3,724,116    66,265   63,167
                                                   ----------  ----------  -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $2,599,594  $3,459,520  $ 1,437,110  $3,642,273  $ 39,759  $66,265
                                                   ==========  ==========  ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    234,249     285,654      241,023     287,299     5,279    5,891
       Units issued...............................     50,649      18,159       26,578      54,881        13      779
       Units redeemed.............................   (100,603)    (69,564)     (96,063)   (101,157)     (279)  (1,391)
                                                   ----------  ----------  -----------  ----------  --------  -------
    Units outstanding at end of period............    184,295     234,249      171,538     241,023     5,013    5,279
                                                   ==========  ==========  ===========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Fidelity Variable         Fidelity Variable         Fidelity Variable
                                      Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                         (Service Class 2)         (Service Class 2)         (Service Class 2)
                                            Sub-Account               Sub-Account               Sub-Account
                                    --------------------------  -----------------------  --------------------------
                                          VIP Contrafund           VIP Equity-Income         VIP Freedom 2010
                                         (Service Class 2)         (Service Class 2)     Portfolio (Service Class 2)
                                    --------------------------  -----------------------  --------------------------
                                        2008          2007          2008        2007         2008          2007
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (737,851) $   (775,793) $     2,996  $     (565) $   146,131   $    57,228
Net realized gains (losses)........   (5,032,118)   27,448,484     (189,765)    414,305       (5,959)      243,641
Change in unrealized gains
 (losses)..........................  (43,134,239)  (13,302,237)    (981,386)   (408,301)  (2,842,962)           82
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from operations...................  (48,904,208)   13,370,454   (1,168,155)      5,439   (2,702,790)      300,951
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      681,072    10,846,481        2,400      14,100        3,280     1,767,931
Benefit payments...................   (1,805,209)   (1,200,668)     (29,142)    (19,027)     (15,037)   (1,230,901)
Payments on termination............   (7,635,393)   (4,999,544)    (644,049)   (386,400)    (558,007)     (203,095)
Contract maintenance charge........     (396,580)     (320,736)        (617)       (691)     (39,176)      (12,362)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   10,254,156    14,490,865     (605,862)    (17,362)   5,577,637     2,264,790
Adjustment to net assets allocated
 to contract in payout period......           --            --           --          --           --            --
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from contract transactions........    1,098,046    18,816,398   (1,277,270)   (409,380)   4,968,697     2,586,363
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (47,806,162)   32,186,852   (2,445,425)   (403,941)   2,265,907     2,887,314
NET ASSETS AT BEGINNING
 OF PERIOD.........................  110,026,520    77,839,668    3,575,085   3,979,026    6,320,399     3,433,085
                                    ------------  ------------  -----------  ----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 62,220,358  $110,026,520  $ 1,129,660  $3,575,085  $ 8,586,306   $ 6,320,399
                                    ============  ============  ===========  ==========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,136,808     6,412,503      270,725     300,027      566,354       328,194
       Units issued................    2,321,633     3,043,502       50,809       8,543      867,640       509,639
       Units redeemed..............   (2,182,342)   (1,319,197)    (170,257)    (37,845)    (388,366)     (271,479)
                                    ------------  ------------  -----------  ----------  -----------   -----------
    Units outstanding at end of
     period........................    8,276,099     8,136,808      151,277     270,725    1,045,628       566,354
                                    ============  ============  ===========  ==========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity Variable        Fidelity Variable        Fidelity Variable
                                          Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  ----------------------
                                                VIP Freedom              VIP Freedom              VIP Freedom
                                               2020 Portfolio           2030 Portfolio         Income Portfolio
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                          -----------------------  -----------------------  ----------------------
                                              2008        2007         2008        2007        2008        2007
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    63,798  $   55,772  $    15,635  $   16,588  $   44,672  $   50,434
Net realized gains (losses)..............    (178,783)    189,030       79,473      92,445     (55,623)     20,534
Change in unrealized gains (losses)......  (2,617,372)     23,400   (1,292,595)      4,074    (366,694)    (21,590)
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,732,357)    268,202   (1,197,487)    113,107    (377,645)     49,378
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      83,554   2,441,311       19,330     548,989      42,051     842,515
Benefit payments.........................     (48,212)         --      (16,215)         --    (199,982)         --
Payments on termination..................    (971,059)   (236,507)    (254,070)   (167,699)   (626,118)    (40,675)
Contract maintenance charge..............     (28,358)     (8,800)     (10,629)     (8,051)    (17,616)     (3,248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,528,245   2,062,625    1,219,699     593,417   1,859,328     526,571
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --          --          --          --
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   1,564,170   4,258,629      958,115     966,656   1,057,663   1,325,163
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,168,187)  4,526,831     (239,372)  1,079,763     680,018   1,374,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,601,645   2,074,814    2,226,232   1,146,469   1,935,869     561,328
                                          -----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,433,458  $6,601,645  $ 1,986,860  $2,226,232  $2,615,887  $1,935,869
                                          ===========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     581,385     197,695      193,831     109,200     179,300      54,190
       Units issued......................     468,685     416,520      140,336     110,344     253,252     160,994
       Units redeemed....................    (326,281)    (32,830)     (49,996)    (25,713)   (157,073)    (35,884)
                                          -----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     723,789     581,385      284,171     193,831     275,479     179,300
                                          ===========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                              Fidelity Variable      Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund Insurance Products Fund
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                                 Sub-Account            Sub-Account               Sub-Account
                                          ------------------------  ----------------------  ----------------------
                                             VIP Growth & Income         VIP Growth            VIP Growth Stock
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                          ------------------------  ----------------------  ----------------------
                                              2008         2007        2008        2007        2008        2007
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (86,507) $   (45,282) $  (6,668)   $ (8,009)  $  (25,441) $  (14,515)
Net realized gains (losses)..............     947,903      901,490      7,927      30,887     (144,355)    107,748
Change in unrealized gains (losses)......  (7,235,910)     588,757   (379,655)    133,071     (797,283)     81,342
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (6,374,514)   1,444,965   (378,396)    155,949     (967,079)    174,575
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      50,089      161,080        180         180       65,256     407,578
Benefit payments.........................    (182,708)    (178,993)   (12,836)         --      (11,838)         --
Payments on termination..................  (1,021,596)    (664,383)  (137,007)    (60,691)    (190,749)   (160,241)
Contract maintenance charge..............     (52,957)     (56,711)      (240)       (189)      (5,386)       (560)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,138,322        7,478    165,679     (27,636)     577,060     847,436
Adjustment to net assets allocated to
 contract in payout period...............          --           --         --          --           --          --
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................     (68,850)    (731,529)    15,776     (88,336)     434,343   1,094,213
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,443,364)     713,436   (362,620)     67,613     (532,736)  1,268,788
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,234,001   14,520,565    722,041     654,428    1,724,323     455,535
                                          -----------  -----------   ---------   --------   ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,790,637  $15,234,001  $ 359,421    $722,041   $1,191,587  $1,724,323
                                          ===========  ===========   =========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,126,062    1,180,371     66,294      74,947      146,855      46,722
       Units issued......................     253,403      180,930     61,058         307      102,036     147,673
       Units redeemed....................    (241,896)    (235,239)   (63,916)     (8,960)     (62,254)    (47,540)
                                          -----------  -----------   ---------   --------   ----------  ----------
    Units outstanding at end of
     period..............................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
                                          ===========  ===========   =========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                        Fidelity Variable     Fidelity Variable
                                           Fidelity Variable         Insurance Products Fund  Insurance Products Fund
                                        Insurance Products Fund         (Service Class 2)     (Service Class 2)
                                       (Service Class 2) Sub-Account       Sub-Account           Sub-Account
                                       ----------------------------  -----------------------  ----------------------
                                                                                                VIP Investment
                                            VIP High Income               VIP Index 500           Grade Bond
                                           (Service Class 2)            (Service Class 2)     (Service Class 2)
                                       ----------------------------  -----------------------  ----------------------
                                           2008           2007           2008        2007       2008         2007
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   577,189    $   748,093    $    45,971  $  120,003  $    482     $   542
Net realized gains (losses)...........    (432,614)        11,140       (119,386)    113,292      (855)       (178)
Change in unrealized gains
 (losses).............................  (2,600,104)      (669,266)    (3,322,645)   (148,329)     (211)        166
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from operations......................  (2,455,529)        89,967     (3,396,060)     84,966      (584)        530
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       6,019        152,363         40,955   2,892,596        --         264
Benefit payments......................    (263,427)      (265,711)       (58,082)   (113,879)   (5,805)         --
Payments on termination...............  (1,464,058)      (686,935)      (568,891)   (338,317)   (3,387)     (4,288)
Contract maintenance charge...........     (35,663)       (38,222)       (35,749)     (8,110)      (36)        (34)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (280,136)     1,010,881      1,011,473   2,621,682      (553)        163
Adjustment to net assets allocated
 to contract in payout period.........          --             --             --          --        --          --
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from contract transactions...........  (2,037,265)       172,376        389,706   5,053,972    (9,781)     (3,895)
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,492,794)       262,343     (3,006,354)  5,138,938   (10,365)     (3,365)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,263,572     11,001,229      9,065,635   3,926,697    17,862      21,227
                                        -----------    -----------   -----------  ----------   --------     -------
NET ASSETS AT END OF
 PERIOD............................... $ 6,770,778    $11,263,572    $ 6,059,281  $9,065,635  $  7,497     $17,862
                                        ===========    ===========   ===========  ==========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     963,641        949,547        804,594     358,116     1,479       1,802
       Units issued...................     137,527        266,457        256,902     761,959       304          36
       Units redeemed.................    (315,794)      (252,363)      (190,675)   (315,481)   (1,130)       (359)
                                        -----------    -----------   -----------  ----------   --------     -------
    Units outstanding at end of
     period...........................     785,374        963,641        870,821     804,594       653       1,479
                                        ===========    ===========   ===========  ==========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity Variable            Fidelity Variable       Fidelity Variable
                                        Insurance Products Fund      Insurance Products Fund   Insurance Products Fund
                                           (Service Class 2)            (Service Class 2)       (Service Class 2)
                                              Sub-Account                  Sub-Account             Sub-Account
                                       ---------------------------  -------------------------  ----------------------
                                                                         VIP Money Market          VIP Overseas
                                       VIP MidCap (Service Class 2)     (Service Class 2)       (Service Class 2)
                                       ---------------------------  -------------------------  ----------------------
                                           2008           2007          2008          2007        2008        2007
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (353,372)  $  (317,919)  $    140,400  $   270,964  $   2,276    $  2,414
Net realized gains (losses)...........    2,655,535     2,439,488             --           --      6,752      25,569
Change in unrealized gains
 (losses).............................  (14,348,074)    1,163,968             --           --   (128,206)     (7,119)
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from operations......................  (12,045,911)    3,285,537        140,400      270,964   (119,178)     20,864
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      155,837     3,154,921          4,156      175,890         --         176
Benefit payments......................     (736,031)     (201,929)      (175,341)     (56,005)        --      (4,069)
Payments on termination...............   (2,542,858)   (1,136,781)   (10,909,482)  (1,399,011)    (6,042)    (41,809)
Contract maintenance charge...........     (105,598)      (87,511)       (78,129)     (26,577)       (32)        (36)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     (390,921)    4,292,451     28,452,593     (424,864)    92,631      71,358
Adjustment to net assets allocated to
 contract in payout period............           --            --             --           --         --          --
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from contract transactions...........   (3,619,571)    6,021,151     17,293,797   (1,730,567)    86,557      25,620
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (15,665,482)    9,306,688     17,434,197   (1,459,603)   (32,621)     46,484
NET ASSETS AT BEGINNING
 OF PERIOD............................   32,122,086    22,815,398      9,647,596   11,107,199    181,526     135,042
                                       ------------   -----------   ------------  -----------   ---------   --------
NET ASSETS AT END OF
 PERIOD............................... $ 16,456,604   $32,122,086   $ 27,081,793  $ 9,647,596  $ 148,905    $181,526
                                       ============   ===========   ============  ===========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,415,359     1,846,410        914,917    1,088,024     11,471       9,286
       Units issued...................      453,601       988,363      3,246,143      758,285     10,606       6,135
       Units redeemed.................     (755,900)     (419,414)    (1,616,846)    (931,392)    (4,996)     (3,950)
                                       ------------   -----------   ------------  -----------   ---------   --------
    Units outstanding at end of
     period...........................    2,113,060     2,415,359      2,544,214      914,917     17,081      11,471
                                       ============   ===========   ============  ===========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Franklin                  Franklin                   Franklin
                                       Templeton Variable        Templeton Variable         Templeton Variable
                                    Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                    -----------------------  --------------------------  ------------------------
                                       Franklin Flex Cap         Franklin Growth and             Franklin
                                       Growth Securities          Income Securities       High Income Securities
                                    -----------------------  --------------------------  ------------------------
                                        2008        2007         2008          2007          2008         2007
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (74,065) $  (85,225) $  1,004,850  $    576,245  $   805,609  $   589,936
Net realized gains (losses)........      17,197     124,307     1,581,511     7,409,329     (345,760)      81,877
Change in unrealized gains
 (losses)..........................  (1,936,776)    598,529   (29,021,121)  (12,042,907)  (3,012,907)    (525,627)
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (1,993,644)    637,611   (26,434,760)   (4,057,333)  (2,553,058)     146,186
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      24,436     137,297       601,574     3,440,216       26,650       45,201
Benefit payments...................    (101,680)    (41,812)   (1,667,585)   (1,577,220)    (187,345)    (264,871)
Payments on termination............    (372,304)   (247,469)   (6,740,409)   (9,173,264)  (1,477,723)  (1,803,815)
Contract maintenance charge........     (24,275)    (22,133)     (252,091)     (296,766)     (30,833)     (35,815)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     521,191     357,722    (3,908,186)   (1,637,736)     (90,882)     109,447
Adjustment to net assets allocated
 to contract in payout period......          --          --            --            --           --           --
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........      47,368     183,605   (11,966,697)   (9,244,770)  (1,760,133)  (1,949,853)
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,946,276)    821,216   (38,401,457)  (13,302,103)  (4,313,191)  (1,803,667)
NET ASSETS AT BEGINNING
 OF PERIOD.........................   5,545,929   4,724,713    80,067,207    93,369,310   11,885,651   13,689,318
                                    -----------  ----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 3,599,653  $5,545,929  $ 41,665,750  $ 80,067,207  $ 7,572,460  $11,885,651
                                    ===========  ==========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     427,784     409,576     4,937,690     5,458,044    1,006,469    1,171,742
       Units issued................     124,804     120,247       509,201       777,566      139,039      145,190
       Units redeemed..............    (115,804)   (102,039)   (1,423,484)   (1,297,920)    (295,192)    (310,463)
                                    -----------  ----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     436,784     427,784     4,023,407     4,937,690      850,316    1,006,469
                                    ===========  ==========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                    Franklin                   Franklin
                                             Templeton Variable          Templeton Variable         Templeton Variable
                                          Insurance Products Trust    Insurance Products Trust   Insurance Products Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        ---------------------------  -------------------------  --------------------------
                                                  Franklin               Franklin Large Cap         Franklin Small Cap
                                             Income Securities           Growth Securities           Value Securities
                                        ---------------------------  -------------------------  --------------------------
                                             2008          2007          2008          2007         2008          2007
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   9,914,902  $  5,456,161  $   (181,719) $  (633,704) $   (232,863) $   (734,812)
Net realized gains (losses)............    (2,939,549)    6,079,551     2,265,015    1,777,993     3,403,472     8,389,622
Change in unrealized gains
 (losses)..............................   (94,024,615)   (6,238,385)  (29,065,414)   1,903,405   (22,391,996)  (10,022,446)
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (87,049,262)    5,297,327   (26,982,118)   3,047,694   (19,221,387)   (2,367,636)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................     2,010,590    36,764,101       378,522   11,796,249       336,660     3,352,586
Benefit payments.......................    (4,465,454)   (5,261,921)   (1,578,678)  (1,123,215)     (910,844)   (1,145,383)
Payments on termination................   (38,212,613)  (25,717,322)   (6,254,794)  (4,718,055)   (6,811,770)   (8,332,534)
Contract maintenance charge............      (849,356)     (723,469)     (262,327)    (230,791)     (185,146)     (216,051)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (10,228,653)   32,518,546       534,398    6,084,976    (3,633,308)   (3,722,013)
Adjustment to net assets allocated to
 contract in payout period.............            --            --            --           --            --            --
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (51,745,486)   37,579,935    (7,182,879)  11,809,164   (11,204,408)  (10,063,395)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (138,794,748)   42,877,262   (34,164,997)  14,856,858   (30,425,795)  (12,431,031)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   315,068,378   272,191,116    79,677,140   64,820,282    66,006,112    78,437,143
                                        -------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 176,273,630  $315,068,378  $ 45,512,143  $79,677,140  $ 35,580,317  $ 66,006,112
                                        =============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    23,606,779    20,822,219     6,664,268    5,670,480     3,301,606     3,842,070
       Units issued....................     3,336,625     7,663,319     1,132,907    2,272,093       415,755       571,479
       Units redeemed..................    (7,878,223)   (4,878,759)   (1,891,019)  (1,278,305)   (1,021,906)   (1,111,943)
                                        -------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    19,065,181    23,606,779     5,906,156    6,664,268     2,695,455     3,301,606
                                        =============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Franklin                 Franklin                   Franklin
                                          Templeton Variable       Templeton Variable         Templeton Variable
                                       Insurance Products Trust Insurance Products Trust   Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       -----------------------  ------------------------  -------------------------
                                        Franklin Small Mid-Cap          Franklin                    Mutual
                                          Growth Securities          U.S. Government         Discovery Securities
                                       -----------------------  ------------------------  -------------------------
                                           2008        2007         2008         2007         2008          2007
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (41,897) $  (60,702) $ 1,163,191  $   695,186  $    172,814  $   (57,757)
Net realized gains (losses)...........     405,709     549,000       54,119      (65,391)      646,586      807,810
Change in unrealized gains
 (losses).............................  (1,742,072)   (134,975)   1,022,427      479,939   (10,712,026)   1,448,544
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (1,378,260)    353,323    2,239,737    1,109,734    (9,892,626)   2,198,597
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,343      11,972      200,838    1,984,016       347,770    6,495,058
Benefit payments......................     (38,116)    (69,452)    (483,738)    (330,481)     (552,697)    (120,175)
Payments on termination...............    (363,387)   (489,573)  (4,433,766)  (2,017,711)   (2,466,769)  (1,527,083)
Contract maintenance charge...........      (8,527)    (10,765)    (148,319)     (65,636)     (123,712)     (79,144)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      44,488    (104,715)  21,643,020    3,813,260     2,340,403    7,551,818
Adjustment to net assets allocated
 to contract in payout period.........          --          --           --           --            --           --
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    (360,199)   (662,533)  16,778,035    3,383,448      (455,005)  12,320,474
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,738,459)   (309,210)  19,017,772    4,493,182   (10,347,631)  14,519,071
NET ASSETS AT BEGINNING
 OF PERIOD............................   3,480,132   3,789,342   25,035,198   20,542,016    32,765,563   18,246,492
                                       -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 1,741,673  $3,480,132  $44,052,970  $25,035,198  $ 22,417,932  $32,765,563
                                       ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     182,533     214,884    2,255,117    1,941,233     2,548,008    1,514,918
       Units issued...................      18,012      11,936    3,338,518      930,061       851,392    1,578,479
       Units redeemed.................     (42,287)    (44,287)  (1,834,589)    (616,177)     (915,786)    (545,389)
                                       -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     158,258     182,533    3,759,046    2,255,117     2,483,614    2,548,008
                                       ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                    Franklin                    Franklin
                                         Templeton Variable          Templeton Variable          Templeton Variable
                                      Insurance Products Trust    Insurance Products Trust    Insurance Products Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    ---------------------------  -------------------------  ---------------------------
                                                                    Templeton Developing             Templeton
                                      Mutual Shares Securities       Markets Securities          Foreign Securities
                                    ---------------------------  -------------------------  ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   2,160,602  $   (428,065) $    379,147  $   297,883  $   1,391,747  $    786,800
Net realized gains (losses)........     3,372,009    14,794,309     6,758,313    6,586,677     15,925,875    17,958,580
Change in unrealized gains
 (losses)..........................   (81,144,632)  (10,363,947)  (31,906,724)   3,407,689   (107,344,430)   10,316,664
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from operations...................   (75,612,021)    4,002,297   (24,769,264)  10,292,249    (90,026,808)   29,062,044
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     1,193,164    14,623,337       382,065    3,593,280      1,029,872    21,377,720
Benefit payments...................    (2,904,798)   (3,040,098)     (463,099)    (422,241)    (2,527,447)   (3,025,981)
Payments on termination............   (23,260,679)  (21,818,339)   (4,074,804)  (3,157,218)   (25,871,416)  (19,934,693)
Contract maintenance charge........      (573,428)     (608,651)     (140,848)    (138,253)      (649,083)     (605,770)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (12,915,466)   10,735,319    (1,815,459)     772,740     (6,955,381)    6,173,189
Adjustment to net assets allocated
 to contract in payout period......            --            --            --           --             --            --
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from contract transactions........   (38,461,207)     (108,432)   (6,112,145)     648,308    (34,973,455)    3,984,465
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (114,073,228)    3,893,865   (30,881,409)  10,940,557   (125,000,263)   33,046,509
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   223,677,810   219,783,945    50,314,384   39,373,827    240,017,725   206,971,216
                                    -------------  ------------  ------------  -----------  -------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 109,604,582  $223,677,810  $ 19,432,975  $50,314,384  $ 115,017,462  $240,017,725
                                    =============  ============  ============  ===========  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    13,307,223    13,385,986     1,212,686    1,202,117     11,823,812    11,792,955
       Units issued................     1,386,120     3,142,806       283,094      327,671      1,646,972     2,720,556
       Units redeemed..............    (4,184,923)   (3,221,569)     (490,216)    (317,102)    (3,888,281)   (2,689,699)
                                    -------------  ------------  ------------  -----------  -------------  ------------
    Units outstanding at end of
     period........................    10,508,420    13,307,223     1,005,564    1,212,686      9,582,503    11,823,812
                                    =============  ============  ============  ===========  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Franklin                  Franklin             Goldman Sachs
                                                  Templeton Variable        Templeton Variable          Variable
                                                Insurance Products Trust Insurance Products Trust    Insurance Trust
                                                      Sub-Account               Sub-Account            Sub-Account
                                                ----------------------   ------------------------  ------------------
                                                       Templeton                 Templeton
                                                Global Income Securities     Growth Securities     VIT Capital Growth
                                                ----------------------   ------------------------  ------------------
                                                   2008         2007         2008         2007       2008      2007
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   75,474   $   47,816  $     8,398  $    (3,142) $   (422) $   (675)
Net realized gains (losses)....................    187,948       95,809      106,594      752,047       (38)    1,001
Change in unrealized gains (losses)............   (138,186)     183,680   (1,396,365)    (675,336)  (15,510)    3,973
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations....................................    125,236      327,305   (1,281,373)      73,569   (15,970)    4,299
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      8,180       20,755        3,180       33,915        --        --
Benefit payments...............................    (71,219)     (90,727)     (16,298)     (52,734)       --        --
Payments on termination........................   (696,002)    (530,639)    (821,010)  (1,421,818)       --   (29,179)
Contract maintenance charge....................     (7,915)      (7,733)        (844)      (1,114)      (29)      (35)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (78,123)     267,988     (245,695)    (295,024)   (2,599)    2,833
Adjustment to net assets allocated to contract
 in payout period..............................         --           --           --           --        --        --
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 contract transactions.........................   (845,079)    (340,356)  (1,080,667)  (1,736,775)   (2,628)  (26,381)
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS........................................   (719,843)     (13,051)  (2,362,040)  (1,663,206)  (18,598)  (22,082)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  3,586,965    3,600,016    3,731,455    5,394,661    39,620    61,702
                                                ----------   ----------  -----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD.................... $2,867,122   $3,586,965  $ 1,369,415  $ 3,731,455  $ 21,022  $ 39,620
                                                ==========   ==========  ===========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................    198,932      219,247      190,433      287,744     4,093     6,677
       Units issued............................     50,535       32,410        3,222       29,360        --       232
       Units redeemed..........................    (97,779)     (52,725)     (71,591)    (126,671)     (334)   (2,816)
                                                ----------   ----------  -----------  -----------  --------  --------
    Units outstanding at end of period.........    151,688      198,932      122,064      190,433     3,759     4,093
                                                ==========   ==========  ===========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                       Goldman Sachs
                                                  Goldman Sachs Variable    Goldman Sachs Variable       Variable
                                                      Insurance Trust           Insurance Trust       Insurance Trust
                                                        Sub-Account               Sub-Account           Sub-Account
                                                 ------------------------  ------------------------  -------------------
                                                                                                       VIT Strategic
                                                   VIT Growth and Income       VIT Mid Cap Value     International Equity
                                                 ------------------------  ------------------------  -------------------
                                                     2008         2007         2008         2007       2008       2007
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $     8,046  $    13,083  $   (47,861) $   (94,609) $    59    $    26
Net realized gains (losses).....................    (573,314)   1,085,500     (571,702)   1,420,051      147      1,160
Change in unrealized gains (losses).............  (2,479,967)  (1,153,033)  (2,329,918)  (1,125,498)  (2,842)      (720)
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (3,045,235)     (54,450)  (2,949,481)     199,944   (2,636)       466
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      37,854      111,920          515       10,170       --         --
Benefit payments................................    (155,502)    (117,767)     (27,028)    (234,265)      --         --
Payments on termination.........................    (686,446)    (463,070)    (736,841)    (683,690)  (1,395)    (1,395)
Contract maintenance charge.....................     (32,137)     (35,687)     (29,774)     (35,403)      --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (785,942)   1,264,312     (840,196)    (517,242)       1          1
Adjustment to net assets allocated to contract
 in payout period...............................          --           --           --           --       --         --
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,622,173)     759,708   (1,633,324)  (1,460,430)  (1,394)    (1,394)
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,667,408)     705,258   (4,582,805)  (1,260,486)  (4,030)      (928)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   9,742,508    9,037,250    8,994,631   10,255,117    6,486      7,414
                                                 -----------  -----------  -----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 5,075,100  $ 9,742,508  $ 4,411,826  $ 8,994,631  $ 2,456    $ 6,486
                                                 ===========  ===========  ===========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     779,280      712,484      684,851      788,522      397        479
       Units issued.............................      78,376      200,565       11,726       27,651       (4)        --
       Units redeemed...........................    (234,825)    (133,769)    (157,252)    (131,322)    (115)       (82)
                                                 -----------  -----------  -----------  -----------   -------   -------
    Units outstanding at end of period..........     622,831      779,280      539,325      684,851      278        397
                                                 ===========  ===========  ===========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Goldman Sachs Variable    Goldman Sachs Variable
                                               Insurance Trust           Insurance Trust      Janus Aspen Series
                                                 Sub-Account               Sub-Account           Sub-Account
                                          ------------------------  ------------------------  -----------------
                                               VIT Structured            VIT Structured
                                              Small Cap Equity          U.S. Equity Fund       Forty Portfolio
                                          ------------------------  ------------------------  -----------------
                                              2008         2007         2008         2007       2008      2007
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (158,153) $  (284,774) $   (15,549) $   (87,660) $   (270) $  (296)
Net realized gains (losses)..............  (2,246,335)   1,973,793     (574,462)   1,243,676       236    3,517
Change in unrealized gains (losses)......  (3,528,223)  (5,844,495)  (4,454,161)  (1,608,240)  (10,286)   4,598
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 operations..............................  (5,932,711)  (4,155,476)  (5,044,172)    (452,224)  (10,320)   7,820
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          90      141,049       28,053      159,398        --      176
Benefit payments.........................    (407,841)    (314,978)    (192,719)    (196,566)       --       --
Payments on termination..................  (1,499,473)  (1,038,386)    (819,670)    (655,138)     (465)  (6,662)
Contract maintenance charge..............     (62,519)     (74,545)     (46,985)     (50,974)      (36)     (36)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,117,615)   1,189,685     (104,532)   1,415,408        89     (434)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --        --       --
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 contract transactions...................  (3,087,358)     (97,175)  (1,135,853)     672,128      (412)  (6,956)
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,020,069)  (4,252,651)  (6,180,025)     219,904   (10,732)     864
NET ASSETS AT BEGINNING OF
 PERIOD..................................  19,318,999   23,571,650   14,181,637   13,961,733    23,167   22,303
                                          -----------  -----------  -----------  -----------  --------  -------
NET ASSETS AT END OF PERIOD.............. $10,298,930  $19,318,999  $ 8,001,612  $14,181,637  $ 12,435  $23,167
                                          ===========  ===========  ===========  ===========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,876,718    1,871,412    1,181,736    1,117,308     1,260    1,637
       Units issued......................     154,555      205,211      154,005      167,366        60       12
       Units redeemed....................    (494,214)    (199,905)    (267,448)    (102,938)      (91)    (389)
                                          -----------  -----------  -----------  -----------  --------  -------
    Units outstanding at end of period...   1,537,059    1,876,718    1,068,293    1,181,736     1,229    1,260
                                          ===========  ===========  ===========  ===========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Janus Aspen Series   Janus Aspen Series Lazard Retirement
                                                            (Service Shares)     (Service Shares)     Series, Inc.
                                                               Sub-Account         Sub-Account        Sub-Account
                                                          --------------------  ------------------ -----------------
                                                                                  International
                                                              Foreign Stock           Growth
                                                            (Service Shares)     (Service Shares)   Emerging Markets
                                                          --------------------  ------------------ -----------------
                                                          2008 (j)(al)   2007      2008 (k)(al)      2008      2007
                                                          ------------ -------  ------------------ --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................   $  1,363   $   (60)      $     75      $   (174) $  (138)
Net realized gains (losses)..............................     16,956     1,459          6,199         6,905    8,378
Change in unrealized gains (losses)......................    (21,539)    6,282        (33,557)      (10,004)  (1,883)
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from operations........     (3,220)    7,681        (27,283)       (3,273)   6,357
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................         --        --             --            --      132
Benefit payments.........................................         --        --             --       (17,369)      --
Payments on termination..................................         --        --             --            --       --
Contract maintenance charge..............................         --        --             --            (3)     (22)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................    (51,084)       (1)        51,084           183   (9,201)
Adjustment to net assets allocated to contract in payout
 period..................................................         --        --             --            --       --
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from contract
 transactions............................................    (51,084)       (1)        51,084       (17,189)  (9,091)
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS........................    (54,304)    7,680         23,801       (20,462)  (2,734)
NET ASSETS AT BEGINNING OF PERIOD........................     54,304    46,624             --        21,197   23,931
                                                            --------   -------       --------      --------  -------
NET ASSETS AT END OF PERIOD..............................   $     --   $54,304       $ 23,801      $    735  $21,197
                                                            ========   =======       ========      ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      2,452     2,452             --           400      593
       Units issued......................................         --        --          2,452             7        3
       Units redeemed....................................     (2,452)       --             --          (380)    (196)
                                                            --------   -------       --------      --------  -------
    Units outstanding at end of period...................         --     2,452          2,452            27      400
                                                            ========   =======       ========      ========  =======

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Legg Mason                                     Legg Mason
                                                     Variable Income         Legg Mason            Partners Variable
                                                          Trust        Variable Income Trust       Portfolios I, Inc
                                                       Sub-Account          Sub-Account               Sub-Account
                                                   ------------------- --------------------------  --------------------
                                                   Legg Mason Variable  Legg Mason Variable        Legg Mason Variable
                                                   All Cap Portfolio I Fundamental Value Portfolio Investors Portfolio I
                                                   ------------------- --------------------------  --------------------
                                                      2007 (ak)(am)      2008      2007 (am)(an)     2008       2007
                                                   -------------------  -------    -------------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $   (14)      $   (54)       $   17       $   (79)   $   (25)
Net realized gains (losses).......................         2,302        (1,462)          378           548        307
Change in unrealized gains (losses)...............        (1,911)          256          (805)       (2,273)       (65)
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from operations.           377        (1,260)         (410)       (1,804)       217
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................           222            --            42            --        308
Benefit payments..................................            --        (5,832)           --        (7,451)        --
Payments on termination...........................            --            --            --            --         --
Contract maintenance charge.......................            (2)           (2)           --            (2)        (2)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        (8,079)            6         8,181           (27)        88
Adjustment to net assets allocated to contract in
 payout period....................................            --            --            --            --         --
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from contract
 transactions.....................................        (7,859)       (5,828)        8,223        (7,480)       394
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS.................        (7,482)       (7,088)        7,813        (9,284)       611
NET ASSETS AT BEGINNING OF PERIOD.................         7,482         7,813            --        10,104      9,493
                                                         -------        -------       ------        -------    -------
NET ASSETS AT END OF PERIOD.......................       $    --       $   725        $7,813       $   820    $10,104
                                                         =======        =======       ======        =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......           522           823            --           739        710
       Units issued...............................            15             1           823            --         29
       Units redeemed.............................          (537)         (702)           --          (644)        --
                                                         -------        -------       ------        -------    -------
    Units outstanding at end of period............            --           122           823            95        739
                                                         =======        =======       ======        =======    =======

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Lord Abbett Series Fund   Lord Abbett Series Fund    Lord Abbett Series Fund
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                  All Value               Bond-Debenture           Growth and Income
                                          ------------------------  -------------------------  -------------------------
                                              2008         2007         2008          2007         2008          2007
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,208) $  (179,380) $  1,685,248  $ 1,930,583  $    (82,265) $  (145,347)
Net realized gains (losses)..............     (10,789)     987,631    (1,274,952)     237,322    (2,602,501)   3,957,643
Change in unrealized gains (losses)......  (4,042,712)     (48,028)   (7,763,417)    (490,966)  (14,090,240)  (3,004,609)
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (4,195,709)     760,223    (7,353,121)   1,676,939   (16,775,006)     807,687
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      15,598    1,170,345       250,359    6,377,311        93,563    5,688,392
Benefit payments.........................    (216,662)    (152,281)     (925,095)    (578,215)     (846,022)  (1,138,429)
Payments on termination..................  (1,077,212)  (1,034,986)   (3,800,017)  (2,518,942)   (4,497,592)  (2,650,348)
Contract maintenance charge..............     (36,736)     (36,088)     (148,995)    (113,137)     (148,346)    (139,396)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (527,731)     (61,280)   (1,561,802)   2,791,571    (3,770,570)   4,818,061
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --            --           --
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,842,743)    (114,290)   (6,185,550)   5,958,588    (9,168,967)   6,578,280
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,038,452)     645,933   (13,538,671)   7,635,527   (25,943,973)   7,385,967
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,379,877   14,733,944    41,844,986   34,209,459    50,506,009   43,120,042
                                          -----------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,341,425  $15,379,877  $ 28,306,315  $41,844,986  $ 24,562,036  $50,506,009
                                          ===========  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,131,777    1,138,401     3,599,110    3,076,508     3,878,633    3,372,287
       Units issued......................     156,482      238,572       713,820    1,284,971       459,316    1,228,738
       Units redeemed....................    (308,778)    (245,196)   (1,313,170)    (762,369)   (1,324,920)    (722,392)
                                          -----------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     979,481    1,131,777     2,999,760    3,599,110     3,013,029    3,878,633
                                          ===========  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    MFS Variable
                                           Lord Abbett Series Fund   Lord Abbett Series Fund       Insurance Trust
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  -------------------------  ----------------------
                                            Growth Opportunities          Mid-Cap Value            MFS Growth (l)
                                          ------------------------  -------------------------  ----------------------
                                              2008         2007         2008          2007        2008        2007
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (271,008) $  (284,548) $   (154,064) $  (650,317) $  (14,376) $  (26,649)
Net realized gains (losses)..............    (273,113)   2,108,329    (2,615,778)   7,503,990     (72,587)   (159,073)
Change in unrealized gains (losses)......  (7,299,204)   1,237,111   (16,379,315)  (7,453,554)   (443,070)    526,788
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (7,843,325)   3,060,892   (19,149,157)    (599,881)   (530,033)    341,066
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     258,125    4,548,894       347,574    3,600,279       4,816       3,020
Benefit payments.........................    (272,477)    (267,892)     (782,477)    (549,574)    (11,275)    (54,799)
Payments on termination..................  (1,596,762)    (872,278)   (4,030,933)  (3,266,531)   (370,858)   (634,863)
Contract maintenance charge..............     (70,194)     (51,206)     (132,580)    (151,059)       (977)     (1,160)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (138,635)   1,493,866    (2,320,292)     777,826     (44,510)   (126,587)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --          --          --
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,819,943)   4,851,384    (6,918,708)     410,941    (422,804)   (814,389)
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,663,268)   7,912,276   (26,067,865)    (188,940)   (952,837)   (473,323)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,968,977   13,056,701    52,146,820   52,335,760   1,718,438   2,191,761
                                          -----------  -----------  ------------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $11,305,709  $20,968,977  $ 26,078,955  $52,146,820  $  765,601  $1,718,438
                                          ===========  ===========  ============  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,442,833    1,071,541     4,023,673    3,997,420     158,403     246,730
       Units issued......................     346,491      664,271       522,827      953,620       1,359      10,906
       Units redeemed....................    (509,946)    (292,979)   (1,175,203)    (927,367)    (46,359)    (99,233)
                                          -----------  -----------  ------------  -----------  ----------  ----------
    Units outstanding at end of period...   1,279,378    1,442,833     3,371,297    4,023,673     113,403     158,403
                                          ===========  ===========  ============  ===========  ==========  ==========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable            MFS Variable             MFS Variable
                                                      Insurance Trust        Insurance Trust          Insurance Trust
                                                        Sub-Account            Sub-Account              Sub-Account
                                                   --------------------  -----------------------  -----------------------
                                                      MFS High Income      MFS Investors Trust       MFS New Discovery
                                                   --------------------  -----------------------  -----------------------
                                                      2008       2007        2008        2007         2008        2007
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  50,506  $  40,794  $   (11,967) $  (16,903) $   (30,247) $  (44,114)
Net realized gains (losses).......................   (29,022)     2,662      237,235     193,258      383,638     376,517
Change in unrealized gains (losses)...............  (218,880)   (41,832)  (1,171,223)    117,739   (1,439,246)   (268,786)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.......................................  (197,396)     1,624     (945,955)    294,094   (1,085,855)     63,617
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     1,789      2,244       11,803      16,343       15,400      31,910
Benefit payments..................................    (4,147)    (7,057)     (25,543)    (41,224)      (6,960)    (28,255)
Payments on termination...........................  (134,034)  (114,615)    (362,460)   (411,359)    (394,678)   (501,715)
Contract maintenance charge.......................      (332)      (369)      (1,628)     (1,824)      (2,056)     (2,472)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    57,952    115,155     (158,368)   (178,120)     (82,122)     82,518
Adjustment to net assets allocated to contract in
 payout period....................................        --         --           --          --           --          --
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (78,772)    (4,642)    (536,196)   (616,184)    (470,416)   (418,014)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (276,168)    (3,018)  (1,482,151)   (322,090)  (1,556,271)   (354,397)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   729,333    732,351    3,170,936   3,493,026    3,079,926   3,434,323
                                                   ---------  ---------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD....................... $ 453,165  $ 729,333  $ 1,688,785  $3,170,936  $ 1,523,655  $3,079,926
                                                   =========  =========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    55,426     55,932      278,454     333,637      199,462     225,646
       Units issued...............................     7,511     11,652        5,435       6,389       19,261      23,093
       Units redeemed.............................   (14,166)   (12,158)     (58,784)    (61,572)     (53,727)    (49,277)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
    Units outstanding at end of period............    48,771     55,426      225,105     278,454      164,996     199,462
                                                   =========  =========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable            MFS Variable           MFS Variable
                                                     Insurance Trust         Insurance Trust        Insurance Trust
                                                       Sub-Account             Sub-Account            Sub-Account
                                                 ----------------------  ----------------------  --------------------
                                                      MFS Research          MFS Research Bond        MFS Utilities
                                                 ----------------------  ----------------------  --------------------
                                                    2008        2007        2008        2007        2008       2007
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (8,517) $   (9,913) $   35,110  $   49,769  $    (248) $  (1,730)
Net realized gains (losses).....................    (13,436)     17,597     (18,328)     (7,421)    35,368     68,526
Change in unrealized gains (losses).............   (368,756)    131,336     (87,144)     23,280   (163,150)    23,530
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations.....................................   (390,709)    139,020     (70,362)     65,628   (128,030)    90,326
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      1,800       1,800      14,660      20,339      1,000        500
Benefit payments................................    (17,226)         --     (13,321)    (12,675)        --         --
Payments on termination.........................   (167,880)   (316,122)   (407,977)   (367,441)  (173,121)  (143,429)
Contract maintenance charge.....................       (440)       (508)     (1,309)     (1,285)      (100)       (95)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (13,232)    (60,800)    (66,582)     11,329      4,046    144,578
Adjustment to net assets allocated to contract
 in payout period...............................         --          --          --          --         --         --
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (196,978)   (375,630)   (474,529)   (349,733)  (168,175)     1,554
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (587,687)   (236,610)   (544,891)   (284,105)  (296,205)    91,880
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,184,782   1,421,392   2,205,307   2,489,412    442,197    350,317
                                                 ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD..................... $  597,095  $1,184,782  $1,660,416  $2,205,307  $ 145,992  $ 442,197
                                                 ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    114,590     151,782     149,064     173,049     19,636     19,718
       Units issued.............................        237         579      15,351       8,673        918      7,198
       Units redeemed...........................    (23,635)    (37,771)    (47,906)    (32,658)    (9,947)    (7,280)
                                                 ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period..........     91,192     114,590     116,509     149,064     10,607     19,636
                                                 ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable          MFS Variable           MFS Variable
                                                      Insurance Trust       Insurance Trust       Insurance Trust
                                                      (Service Class)       (Service Class)       (Service Class)
                                                        Sub-Account           Sub-Account           Sub-Account
                                                   --------------------  --------------------  ---------------------
                                                        MFS Growth        MFS Investors Trust    MFS New Discovery
                                                    (Service Class) (m)     (Service Class)       (Service Class)
                                                   --------------------  --------------------  ---------------------
                                                      2008       2007       2008       2007       2008       2007
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (7,998) $  (8,871) $  (4,833) $  (7,283) $  (6,799) $  (12,462)
Net realized gains (losses).......................    20,000     40,766     73,820     56,057     82,493     183,723
Change in unrealized gains (losses)...............  (239,257)    65,494   (246,968)    12,876   (303,824)   (154,066)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from
 operations.......................................  (227,255)    97,389   (177,981)    61,650   (228,130)     17,195
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        --         34         --        400         60         446
Benefit payments..................................    (3,266)    (4,888)    (4,695)        --    (30,139)     (6,985)
Payments on termination...........................   (72,554)   (79,554)  (169,084)  (142,726)   (64,997)    (41,852)
Contract maintenance charge.......................      (122)      (120)      (217)      (235)      (116)       (137)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   125,899    (46,321)   (68,175)    (2,577)  (152,534)   (313,996)
Adjustment to net assets allocated to contract in
 payout period....................................        --         --         --         --         --          --
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................    49,957   (130,849)  (242,171)  (145,138)  (247,726)   (362,524)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (177,298)   (33,460)  (420,152)   (83,488)  (475,856)   (345,329)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   535,531    568,991    675,797    759,285    738,883   1,084,212
                                                   ---------  ---------  ---------  ---------  ---------  ----------
NET ASSETS AT END OF PERIOD....................... $ 358,233  $ 535,531  $ 255,645  $ 675,797  $ 263,027  $  738,883
                                                   =========  =========  =========  =========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    52,309     65,732     59,133     71,783     71,158     105,850
       Units issued...............................    19,265      1,372        392      4,498      2,012       4,994
       Units redeemed.............................   (14,612)   (14,795)   (25,532)   (17,148)   (30,567)    (39,686)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
    Units outstanding at end of period............    56,962     52,309     33,993     59,133     42,603      71,158
                                                   =========  =========  =========  =========  =========  ==========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance  MFS Variable Insurance   Morgan Stanley Variable
                                          Trust (Service Class)   Trust (Service Class)       Investment Series
                                              Sub-Account              Sub-Account               Sub-Account
                                          ---------------------  -----------------------  -------------------------
                                              MFS Research            MFS Utilities
                                            (Service Class)          (Service Class)          Aggressive Equity
                                          ---------------------  -----------------------  -------------------------
                                             2008       2007         2008        2007         2008          2007
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (3,915)  $ (4,992)  $    (3,570) $  (14,699) $   (222,729) $  (393,588)
Net realized gains (losses)..............    38,190     22,768       339,933     251,477       588,395    2,001,915
Change in unrealized gains (losses)......  (160,313)    32,952    (1,053,569)    213,263   (10,603,671)   2,806,423
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (126,038)    50,728      (717,206)    450,041   (10,238,005)   4,414,750
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --         --         1,200       6,200         4,612        3,223
Benefit payments.........................    (3,272)   (36,008)      (76,377)   (111,437)     (438,790)    (483,337)
Payments on termination..................  (147,921)   (24,502)     (132,825)    (74,658)   (2,848,664)  (6,879,110)
Contract maintenance charge..............      (122)      (105)         (180)       (166)      (12,852)     (15,530)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (17,493)     2,381       (69,522)     89,825    (1,228,818)  (1,592,030)
Adjustment to net assets allocated to
 contract in payout period...............        --         --            --          --            --           --
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (168,808)   (58,234)     (277,704)    (90,236)   (4,524,512)  (8,966,784)
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (294,846)    (7,506)     (994,910)    359,805   (14,762,517)  (4,552,034)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   456,241    463,747     2,074,790   1,714,985    24,269,228   28,821,262
                                          ---------   --------   -----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 161,395   $456,241   $ 1,079,880  $2,074,790  $  9,506,711  $24,269,228
                                          =========   ========   ===========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    40,720     46,017        96,265     100,259     1,606,868    2,251,696
       Units issued......................       630      6,150           634      23,765        83,189      142,524
       Units redeemed....................   (18,499)   (11,447)      (17,164)    (27,759)     (433,664)    (787,352)
                                          ---------   --------   -----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    22,851     40,720        79,735      96,265     1,256,393    1,606,868
                                          =========   ========   ===========  ==========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Morgan Stanley Variable      Morgan Stanley Variable      Morgan Stanley Variable
                                       Investment Series            Investment Series            Investment Series
                                          Sub-Account                  Sub-Account                  Sub-Account
                                 ----------------------------  ---------------------------  --------------------------
                                        Dividend Growth         Capital Opportunities (n)       European Equity (o)
                                 ----------------------------  ---------------------------  --------------------------
                                      2008           2007           2008          2007          2008          2007
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  (2,343,502) $    (714,983) $  (2,672,522) $ (2,972,564) $  1,044,504  $    303,775
Net realized gains (losses).....     9,396,324     31,684,179     (3,945,458)    1,961,555    18,295,936    12,048,509
Change in unrealized gains
 (losses).......................  (119,866,802)   (17,627,307)  (127,134,589)   56,773,361   (65,197,374)    4,194,483
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........  (112,813,980)    13,341,889   (133,752,569)   55,762,352   (45,856,934)   16,546,767
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       466,973        158,175        322,599        93,682       184,514        68,577
Benefit payments................    (8,398,380)   (15,126,717)    (6,205,548)   (9,663,610)   (2,089,573)   (3,609,227)
Payments on termination.........   (39,195,879)   (79,545,799)   (32,888,798)  (68,641,545)  (12,276,579)  (24,615,017)
Contract maintenance
 charge.........................      (156,420)      (194,143)      (137,950)     (162,984)      (46,311)      (56,106)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (11,788,567)   (14,496,842)    (8,894,241)  (15,009,676)   (4,590,739)   (1,878,160)
Adjustment to net assets
 allocated to contract in
 payout period..................            --             --             --            --            --            --
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (59,072,273)  (109,205,326)   (47,803,938)  (93,384,133)  (18,818,688)  (30,089,933)
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (171,886,253)   (95,863,437)  (181,556,507)  (37,621,781)  (64,675,622)  (13,543,166)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   343,677,242    439,540,679    314,112,622   351,734,403   117,876,939   131,420,105
                                 -------------  -------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 171,790,989  $ 343,677,242  $ 132,556,115  $314,112,622  $ 53,201,317  $117,876,939
                                 =============  =============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of
     period.....................    10,694,718     13,870,277      7,900,565    10,129,991     3,139,709     3,921,327
       Units issued.............       162,568        711,025        150,350       544,305        59,399       305,118
       Units redeemed...........    (2,280,535)    (3,886,584)    (1,558,975)   (2,773,731)     (668,378)   (1,086,736)
                                 -------------  -------------  -------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     8,576,751     10,694,718      6,491,940     7,900,565     2,530,730     3,139,709
                                 =============  =============  =============  ============  ============  ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                        Investment Series          Investment Series          Investment Series
                                           Sub-Account                Sub-Account                Sub-Account
                                    ------------------------  --------------------------  ------------------------
                                             Global                 Global Dividend
                                            Advantage                   Growth                   High Yield
                                    ------------------------  --------------------------  ------------------------
                                        2008         2007         2008          2007          2008         2007
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (31,812) $   (85,763) $  1,369,904  $    717,665  $   178,508  $ 1,234,507
Net realized gains (losses)........      77,592    1,228,588    16,721,475    25,605,213   (2,777,353)  (3,977,103)
Change in unrealized gains
 (losses)..........................  (5,285,454)     989,819   (64,782,183)  (17,790,510)  (1,680,026)   3,426,054
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (5,239,674)   2,132,644   (46,690,804)    8,532,368   (4,278,871)     683,458
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         853        1,854       159,545        85,652       93,150        6,006
Benefit payments...................    (409,603)    (735,163)   (2,563,842)   (4,266,379)    (567,737)  (1,184,492)
Payments on termination............  (1,359,663)  (3,726,068)  (14,257,102)  (29,587,176)  (2,118,485)  (4,332,205)
Contract maintenance charge........      (6,690)      (7,836)      (50,210)      (62,767)     (12,501)     (15,000)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (485,681)     (51,279)   (5,352,290)   (2,621,915)  (1,140,120)  (1,063,505)
Adjustment to net assets
 allocated to contract in
 payout period.....................          --           --            --            --           --           --
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,260,784)  (4,518,492)  (22,063,899)  (36,452,585)  (3,745,693)  (6,589,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (7,500,458)  (2,385,848)  (68,754,703)  (27,920,217)  (8,024,564)  (5,905,738)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  13,341,938   15,727,786   126,523,044   154,443,261   20,550,619   26,456,357
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 5,841,480  $13,341,938  $ 57,768,341  $126,523,044  $12,526,055  $20,550,619
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,141,217    1,555,728     5,010,989     6,386,812    1,684,696    2,214,697
       Units issued................      24,577      168,485       102,445       401,029       56,907      195,674
       Units redeemed..............    (262,356)    (582,996)   (1,176,305)   (1,776,852)    (389,637)    (725,675)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     903,438    1,141,217     3,937,129     5,010,989    1,351,966    1,684,696
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                              Investment Series           Investment Series          Investment Series
                                                 Sub-Account                 Sub-Account                Sub-Account
                                          -------------------------  --------------------------  ------------------------
                                                Income Builder             Income Plus (p)           Limited Duration
                                          -------------------------  --------------------------  ------------------------
                                              2008          2007         2008          2007          2008         2007
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (129,407) $   388,395  $    710,382  $  6,163,966  $    91,574  $ 1,067,062
Net realized gains (losses)..............    2,767,352    3,195,823    (2,303,706)     (164,034)  (1,473,786)    (467,420)
Change in unrealized gains (losses)......   (8,837,682)  (2,917,413)  (11,825,608)      897,473   (2,284,250)    (132,995)
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (6,199,737)     666,805   (13,418,932)    6,897,405   (3,666,462)     466,647
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      105,840       14,838       674,863        51,207       56,590       19,354
Benefit payments.........................     (697,573)    (561,291)   (5,360,948)   (7,086,265)    (666,676)    (957,344)
Payments on termination..................   (3,806,659)  (6,791,108)  (21,391,270)  (30,961,784)  (4,156,580)  (8,064,661)
Contract maintenance charge..............      (10,265)     (12,483)      (53,589)      (58,999)      (9,960)     (11,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (556,551)      92,145    (3,793,381)    5,391,772     (956,826)     933,105
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --           --           --
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (4,965,208)  (7,257,899)  (29,924,325)  (32,664,069)  (5,733,452)  (8,081,418)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,164,945)  (6,591,094)  (43,343,257)  (25,766,664)  (9,399,914)  (7,614,771)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   26,172,805   32,763,899   145,176,554   170,943,218   24,656,382   32,271,153
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 15,007,860  $26,172,805  $101,833,297  $145,176,554  $15,256,468  $24,656,382
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,483,229    1,892,946     6,145,996     7,369,620    2,071,423    2,750,259
       Units issued......................      100,779      146,040       326,894       986,769      253,578      354,237
       Units redeemed....................     (406,700)    (555,757)   (1,662,906)   (2,210,393)    (796,276)  (1,033,073)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,177,308    1,483,229     4,809,984     6,145,996    1,528,725    2,071,423
                                          ============  ===========  ============  ============  ===========  ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                            Investment Series           Investment Series           Investment Series
                                               Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                              Money Market                S&P 500 Index                Strategist
                                       --------------------------  --------------------------  --------------------------
                                           2008          2007          2008          2007          2008          2007
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,074,408  $  3,864,808  $    456,240  $    212,570  $ (1,036,094) $  2,986,996
Net realized gains (losses)...........           --            --       674,365     5,228,472    11,719,819    28,981,564
Change in unrealized gains
 (losses).............................           --            --   (21,459,640)   (2,463,055)  (56,472,529)  (16,031,151)
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................    1,074,408     3,864,808   (20,329,035)    2,977,987   (45,788,804)   15,937,409
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      430,900        65,543       121,800        24,168       686,200       129,464
Benefit payments......................   (6,088,040)   (9,381,998)   (1,364,677)   (2,211,458)   (5,837,874)   (8,079,336)
Payments on termination...............  (35,831,243)  (53,136,743)   (6,864,121)  (16,276,013)  (23,567,705)  (41,007,189)
Contract maintenance charge...........      (48,742)      (48,797)      (27,752)      (34,443)      (74,741)      (84,944)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   44,159,101    38,010,614    (1,347,207)   (1,733,571)   (3,721,509)   (4,308,487)
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --            --
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........    2,621,976   (24,491,381)   (9,481,957)  (20,231,317)  (32,515,629)  (53,350,492)
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    3,696,384   (20,626,573)  (29,810,992)  (17,253,330)  (78,304,433)  (37,413,083)
NET ASSETS AT BEGINNING
 OF PERIOD............................  103,652,610   124,279,183    60,706,791    77,960,121   204,331,069   241,744,152
                                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $107,348,994  $103,652,610  $ 30,895,799  $ 60,706,791  $126,026,636  $204,331,069
                                       ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,893,124     8,633,808     4,836,473     6,425,180     6,555,902     8,247,845
       Units issued...................    3,968,898     5,564,392       417,336       558,538       264,379       537,819
       Units redeemed.................   (3,716,958)   (7,305,076)   (1,277,323)   (2,147,245)   (1,413,809)   (2,229,762)
                                       ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................    7,145,064     6,893,124     3,976,486     4,836,473     5,406,472     6,555,902
                                       ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     Morgan Stanley Variable     Morgan Stanley Variable
                                          Morgan Stanley Variable       Investment Series           Investment Series
                                             Investment Series           (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                        Aggressive Equity            Dividend Growth
                                                 Utilities               (Class Y Shares)           (Class Y Shares)
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (722,592) $    594,663  $   (357,986) $  (515,166) $ (1,090,496) $   (919,308)
Net realized gains (losses)............   17,787,205    20,614,867     1,357,108    3,007,948     1,344,114     6,288,953
Change in unrealized gains
 (losses)..............................  (54,762,839)    1,359,484   (13,183,905)   2,238,906   (36,801,617)   (2,220,495)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (37,698,226)   22,569,014   (12,184,783)   4,731,688   (36,547,999)    3,149,150
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       87,228        59,555        45,550       53,639       126,592       584,596
Benefit payments.......................   (3,405,529)   (4,038,711)     (334,962)    (526,047)   (2,028,307)   (2,202,152)
Payments on termination................  (14,174,451)  (25,753,928)   (3,378,363)  (5,179,925)  (11,055,161)  (15,832,046)
Contract maintenance charge............      (46,321)      (52,825)      (24,671)     (28,737)     (118,801)     (145,724)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,886,370)   (1,668,265)     (736,187)  (1,443,408)   (4,144,807)   (5,460,633)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,425,443)  (31,454,174)   (4,428,633)  (7,124,478)  (17,220,484)  (23,055,959)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (58,123,669)   (8,885,160)  (16,613,416)  (2,392,790)  (53,768,483)  (19,906,809)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  123,301,306   132,186,466    28,037,294   30,430,084   109,175,403   129,082,212
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 65,177,637  $123,301,306  $ 11,423,878  $28,037,294  $ 55,406,920  $109,175,403
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,164,895     5,184,390     2,334,631    2,987,465     8,451,886    10,200,997
       Units issued....................      156,405       338,157       111,612      271,204       236,343       517,411
       Units redeemed..................     (951,839)   (1,357,652)     (576,124)    (924,038)   (1,833,107)   (2,266,522)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,369,461     4,164,895     1,870,119    2,334,631     6,855,122     8,451,886
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  ------------------------
                                           Capital Opportunities          European Equity           Global Advantage
                                           (Class Y Shares) (q)        (Class Y Shares) (r)         (Class Y Shares)
                                        --------------------------  --------------------------  ------------------------
                                            2008          2007          2008          2007          2008         2007
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,172,756) $ (1,749,882) $    143,650  $   (133,528) $   (69,475) $  (113,839)
Net realized gains (losses)............    2,887,789     6,909,177     6,332,959     4,606,744      294,096      724,951
Change in unrealized gains
 (losses)..............................  (45,803,300)   12,232,408   (21,660,306)      938,815   (4,248,365)     808,110
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (44,088,267)   17,391,703   (15,183,697)    5,412,031   (4,023,744)   1,419,222
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      126,134       252,476        25,754        73,517       25,058       24,052
Benefit payments.......................   (2,099,092)   (1,785,218)     (450,979)     (584,624)    (151,497)    (107,850)
Payments on termination................  (11,616,007)  (15,870,128)   (4,372,071)   (7,717,201)  (1,384,047)  (1,494,283)
Contract maintenance charge............     (167,375)     (192,522)      (40,264)      (51,341)     (10,781)     (13,101)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,372,030)   (6,714,618)   (2,192,066)   (2,063,633)     (38,471)    (361,549)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --           --           --
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (15,128,370)  (24,310,010)   (7,029,626)  (10,343,282)  (1,559,738)  (1,952,731)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (59,216,637)   (6,918,307)  (22,213,323)   (4,931,251)  (5,583,482)    (533,509)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,270,648   110,188,955    39,508,022    44,439,273   10,007,415   10,540,924
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 44,054,011  $103,270,648  $ 17,294,699  $ 39,508,022  $ 4,423,933  $10,007,415
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,548,169    10,777,314     2,706,028     3,484,750      857,479    1,036,417
       Units issued....................      657,255       573,399        85,113       244,263       68,696       79,413
       Units redeemed..................   (2,252,327)   (2,802,544)     (695,209)   (1,022,985)    (237,869)    (258,351)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,953,097     8,548,169     2,095,932     2,706,028      688,306      857,479
                                        ============  ============  ============  ============  ===========  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                            (Class Y Shares)           (Class Y Shares)           (Class Y Shares)
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                             Global Dividend              High Yield               Income Builder
                                         Growth (Class Y Shares)       (Class Y Shares)           (Class Y Shares)
                                       --------------------------  ------------------------  --------------------------
                                           2008          2007          2008         2007         2008          2007
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    385,669  $    (22,578) $   122,845  $ 1,197,385  $   (230,775) $    297,646
Net realized gains (losses)...........    8,579,299    11,838,868     (917,292)    (173,930)    2,997,498     4,858,832
Change in unrealized gains
 (losses).............................  (32,212,590)   (8,195,036)  (3,741,513)    (427,050)   (9,926,937)   (4,445,253)
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (23,247,622)    3,621,254   (4,535,960)     596,405    (7,160,214)      711,225
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       65,548       376,614       20,853       22,539        10,416        22,249
Benefit payments......................     (631,873)   (2,103,029)    (266,430)    (531,723)     (429,327)     (766,382)
Payments on termination...............   (7,537,490)   (7,967,742)  (3,568,909)  (4,802,938)   (7,482,608)   (7,930,293)
Contract maintenance charge...........      (83,754)     (103,444)     (45,730)     (55,345)      (25,673)      (30,339)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (3,440,159)   (3,218,264)  (1,502,550)  (1,264,245)   (3,468,512)   (2,333,399)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (11,627,728)  (13,015,865)  (5,362,766)  (6,631,712)  (11,395,704)  (11,038,164)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (34,875,350)   (9,394,611)  (9,898,726)  (6,035,307)  (18,555,918)  (10,326,939)
NET ASSETS AT BEGINNING
 OF PERIOD............................   63,371,980    72,766,591   22,673,134   28,708,441    33,013,906    43,340,845
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 28,496,630  $ 63,371,980  $12,774,408  $22,673,134  $ 14,457,988  $ 33,013,906
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,861,469     4,671,366    2,582,417    3,372,288     2,329,610     3,085,543
       Units issued...................      175,694       458,241       75,177      205,886       196,478       183,953
       Units redeemed.................   (1,058,520)   (1,268,138)    (753,687)    (995,757)   (1,111,572)     (939,886)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    2,978,643     3,861,469    1,903,907    2,582,417     1,414,516     2,329,610
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                         Investment Series           Investment Series           Investment Series
                                         (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                            Income Plus              Limited Duration              Money Market
                                       (Class Y Shares) (s)          (Class Y Shares)            (Class Y Shares)
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    344,545  $  6,736,001  $     57,158  $  3,388,076  $    484,906  $  2,866,133
Net realized gains (losses)........   (3,310,704)     (105,580)   (5,001,154)   (1,120,866)           --            --
Change in unrealized gains
 (losses)..........................  (15,792,304)    1,027,836   (10,074,222)   (1,107,504)           --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (18,758,463)    7,658,257   (15,018,218)    1,159,706       484,906     2,866,133
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      183,851       786,438       120,391       119,727       827,259       262,900
Benefit payments...................   (3,486,964)   (4,315,989)   (1,536,341)   (2,173,442)   (5,160,864)   (4,480,967)
Payments on termination............  (22,327,012)  (23,117,489)  (14,683,995)  (14,494,922)  (49,307,561)  (42,489,587)
Contract maintenance charge........     (407,136)     (416,869)     (158,180)     (173,213)     (322,518)     (279,819)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................  (14,279,500)    5,856,143    (5,037,888)    2,831,270    64,508,756    42,901,538
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (40,316,761)  (21,207,766)  (21,296,013)  (13,890,580)   10,545,072    (4,085,935)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (59,075,224)  (13,549,509)  (36,314,231)  (12,730,874)   11,029,978    (1,219,802)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  191,480,194   205,029,703    97,623,776   110,354,650    97,838,003    99,057,805
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $132,404,970  $191,480,194  $ 61,309,545  $ 97,623,776  $108,867,981  $ 97,838,003
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   15,284,325    16,995,769     9,079,466    10,388,311     9,271,121     9,657,515
       Units issued................    1,152,667     1,963,354       784,581     1,173,329     9,051,854    10,643,759
       Units redeemed..............   (4,668,386)   (3,674,798)   (3,007,757)   (2,482,174)   (8,054,778)  (11,030,153)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................   11,768,606    15,284,325     6,856,290     9,079,466    10,268,197     9,271,121
                                    ============  ============  ============  ============  ============  ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  -------------------------
                                               S&P 500 Index                Strategist                  Utilities
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                        --------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    436,226  $   (266,810) $   (723,010) $    699,967  $   (264,806) $   (35,255)
Net realized gains (losses)............    2,365,077     8,764,840     4,302,708    12,012,148     4,298,696    5,503,598
Change in unrealized gains
 (losses)..............................  (50,385,982)   (2,985,194)  (23,089,046)   (6,661,222)  (13,515,252)     (55,600)
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations............................  (47,584,679)    5,512,836   (19,509,348)    6,050,893    (9,481,362)   5,412,743
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      208,286       451,546        99,226       319,518        80,744       36,854
Benefit payments.......................   (3,030,038)   (2,380,578)   (2,003,737)   (2,846,841)     (940,443)    (917,992)
Payments on termination................  (15,289,856)  (20,361,108)  (11,203,240)  (13,932,444)   (4,265,534)  (6,270,041)
Contract maintenance charge............     (251,321)     (286,500)     (106,494)     (109,815)      (23,894)     (26,524)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (998,656)   (5,689,217)   (1,713,743)   (2,551,772)     (220,793)    (721,150)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --           --
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (19,361,585)  (28,265,857)  (14,927,988)  (19,121,354)   (5,369,920)  (7,898,853)
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (66,946,264)  (22,753,021)  (34,437,336)  (13,070,461)  (14,851,282)  (2,486,110)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  138,928,002   161,681,023    85,755,304    98,825,765    30,831,101   33,317,211
                                        ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 71,981,738  $138,928,002  $ 51,317,968  $ 85,755,304  $ 15,979,819  $30,831,101
                                        ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   11,519,410    13,990,628     6,083,134     7,496,756     2,332,514    2,977,004
       Units issued....................      675,216       824,445       452,752       553,462       189,587      313,996
       Units redeemed..................   (2,684,196)   (3,295,663)   (1,675,186)   (1,967,084)     (688,574)    (958,486)
                                        ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period............................    9,510,430    11,519,410     4,860,700     6,083,134     1,833,527    2,332,514
                                        ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Neuberger & Berman  Neuberger & Berman
                                                   Advisors Management Advisors Management        Oppenheimer
                                                         Trust                Trust         Variable Account Funds
                                                      Sub-Account          Sub-Account            Sub-Account
                                                   ------------------  ------------------  ------------------------
                                                      AMT Mid-Cap                                 Oppenheimer
                                                        Growth            AMT Partners             Balanced
                                                   ------------------  ------------------  ------------------------
                                                     2008      2007      2008      2007        2008         2007
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (46)  $  (110)  $   (830) $ (1,360) $    76,695  $    84,368
Net realized gains (losses).......................      --        62      9,629    18,889     (124,290)     822,559
Change in unrealized gains (losses)...............    (941)    1,359    (48,884)   (6,998)  (1,827,635)    (712,340)
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from operations.    (987)    1,311    (40,085)   10,531   (1,875,230)     194,587
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --         --        --        3,410       25,498
Benefit payments..................................      --    (1,837)   (11,504)       --     (391,730)     (36,480)
Payments on termination...........................  (5,290)       --    (36,793)  (33,709)  (1,474,805)  (1,878,446)
Contract maintenance charge.......................      (7)       (7)       (40)      (32)      (1,480)      (1,852)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      (1)       --       (584)    1,696     (333,982)    (461,660)
Adjustment to net assets allocated to contract in
 payout period....................................      --        --         --        --           --           --
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (5,298)   (1,844)   (48,921)  (32,045)  (2,198,587)  (2,352,940)
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (6,285)     (533)   (89,006)  (21,514)  (4,073,817)  (2,158,353)
NET ASSETS AT BEGINNING OF PERIOD.................   6,285     6,818    120,187   141,701    5,958,145    8,116,498
                                                   -------   -------   --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $    --   $ 6,285   $ 31,181  $120,187  $ 1,884,328  $ 5,958,145
                                                   =======   =======   ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     331       432      7,253     9,201      418,260      582,617
       Units issued...............................      --       196          6       251       30,330       22,731
       Units redeemed.............................    (331)     (297)    (3,243)   (2,199)    (211,411)    (187,088)
                                                   -------   -------   --------  --------  -----------  -----------
    Units outstanding at end of period............      --       331      4,016     7,253      237,179      418,260
                                                   =======   =======   ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer               Oppenheimer
                                        Variable Account Funds    Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account               Sub-Account
                                       ------------------------  -----------------------  ------------------------
                                              Oppenheimer                                        Oppenheimer
                                                Capital                Oppenheimer                 Global
                                             Appreciation               Core Bond                Securities
                                       ------------------------  -----------------------  ------------------------
                                           2008         2007         2008        2007         2008         2007
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (100,080) $  (136,308) $   119,148  $  154,822  $    25,966  $     2,046
Net realized gains (losses)...........      53,558      561,461     (194,775)     (3,506)     744,334    1,255,328
Change in unrealized gains
 (losses).............................  (4,400,287)   1,006,009   (1,265,389)    (32,057)  (4,733,021)    (647,266)
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,446,809)   1,431,162   (1,341,016)    119,259   (3,962,721)     610,108
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      80,621      127,221       26,912      35,931       88,254      144,922
Benefit payments......................     (67,681)    (244,600)     (61,978)     (8,318)    (128,196)     (78,122)
Payments on termination...............  (1,926,890)  (2,048,692)    (719,545)   (296,776)  (2,031,231)  (1,720,502)
Contract maintenance charge...........      (6,175)      (7,241)      (1,757)     (1,922)      (5,257)      (6,331)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (284,267)    (611,984)      39,273     (29,455)    (635,996)     451,825
Adjustment to net assets allocated to
 contract in payout period............          --           --           --          --           --           --
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,204,392)  (2,785,296)    (717,095)   (300,540)  (2,712,426)  (1,208,208)
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,651,201)  (1,354,134)  (2,058,111)   (181,281)  (6,675,147)    (598,100)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,166,153   12,520,287    3,907,560   4,088,841   11,553,325   12,151,425
                                       -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 4,514,952  $11,166,153  $ 1,849,449  $3,907,560  $ 4,878,178  $11,553,325
                                       ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     919,161    1,170,736      273,549     294,833      578,476      635,242
       Units issued...................     106,838       80,995       56,899       9,616       46,622       87,170
       Units redeemed.................    (332,971)    (332,570)    (115,169)    (30,900)    (210,248)    (143,936)
                                       -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     693,028      919,161      215,279     273,549      414,850      578,476
                                       ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer               Oppenheimer              Oppenheimer
                                           Variable Account Funds   Variable Account Funds    Variable Account Funds
                                                Sub-Account               Sub-Account              Sub-Account
                                          -----------------------  ------------------------  -----------------------
                                                                                                   Oppenheimer
                                                Oppenheimer               Oppenheimer              Main Street
                                                High Income               Main Street             Small Cap (t)
                                          -----------------------  ------------------------  -----------------------
                                              2008        2007         2008         2007         2008        2007
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    81,414  $  110,423  $     9,438  $   (26,406) $   (21,847) $  (44,194)
Net realized gains (losses)..............    (171,392)     (2,942)     324,473      540,449      311,076     446,972
Change in unrealized gains (losses)......  (1,090,604)   (129,578)  (2,330,029)    (258,165)  (1,569,204)   (480,753)
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (1,180,582)    (22,097)  (1,996,118)     255,878   (1,279,975)    (77,975)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,946      10,381        3,840       21,842       31,521      64,387
Benefit payments.........................     (13,901)    (16,222)    (108,198)     (94,324)        (496)     (8,127)
Payments on termination..................    (241,958)   (138,766)  (1,160,123)  (2,101,944)    (752,298)   (424,317)
Contract maintenance charge..............        (713)       (891)      (2,286)      (3,044)      (3,002)     (3,641)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      13,987       2,844     (424,399)    (178,121)    (224,025)   (296,390)
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --           --          --
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (235,639)   (142,654)  (1,691,166)  (2,355,591)    (948,300)   (668,088)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,416,221)   (164,751)  (3,687,284)  (2,099,713)  (2,228,275)   (746,063)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,743,237   1,907,988    6,185,794    8,285,507    3,969,763   4,715,826
                                          -----------  ----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $   327,016  $1,743,237  $ 2,498,510  $ 6,185,794  $ 1,741,488  $3,969,763
                                          ===========  ==========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     133,070     143,557      541,717      750,565      188,550     218,450
       Units issued......................      44,297       5,903       19,727       23,220       24,288      10,110
       Units redeemed....................     (58,599)    (16,390)    (199,492)    (232,068)     (78,097)    (40,010)
                                          -----------  ----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     118,768     133,070      361,952      541,717      134,741     188,550
                                          ===========  ==========  ===========  ===========  ===========  ==========

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Oppenheimer
                                                Oppenheimer               Oppenheimer          Variable Account Funds
                                           Variable Account Funds   Variable Account Funds    (Service Shares ("SS"))
                                                Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  ------------------------  -------------------------
                                                Oppenheimer               Oppenheimer               Oppenheimer
                                                MidCap Fund             Strategic Bond             Balanced (SS)
                                          -----------------------  ------------------------  -------------------------
                                              2008        2007         2008         2007         2008          2007
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (18,481) $  (33,706) $   240,237  $   142,077  $    329,218  $   315,857
Net realized gains (losses)..............     (28,007)        645      179,644      192,203      (179,572)   3,808,906
Change in unrealized gains (losses)......    (687,041)    148,582   (1,239,638)     178,334   (15,311,712)  (3,299,259)
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (733,529)    115,521     (819,757)     512,614   (15,162,066)     825,504
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,583       3,352        4,970       26,120       118,581      807,298
Benefit payments.........................      (6,703)    (22,051)    (240,111)     (51,989)     (619,744)    (421,716)
Payments on termination..................    (445,374)   (462,282)  (1,138,253)  (1,622,296)   (3,570,830)  (4,102,444)
Contract maintenance charge..............        (583)       (802)      (1,390)      (1,527)     (113,918)    (129,454)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (105,787)   (184,018)    (431,945)   1,290,522    (2,887,717)      77,585
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --            --           --
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (555,864)   (665,801)  (1,806,729)    (359,170)   (7,073,628)  (3,768,731)
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,289,393)   (550,280)  (2,626,486)     153,444   (22,235,694)  (2,943,227)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,930,781   2,481,061    6,438,426    6,284,982    39,597,630   42,540,857
                                          -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $   641,388  $1,930,781  $ 3,811,940  $ 6,438,426  $ 17,361,936  $39,597,630
                                          ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     207,623     289,697      405,319      426,219     2,462,392    2,694,373
       Units issued......................       6,150      11,155       83,988      132,635       352,906      245,052
       Units redeemed....................     (77,767)    (93,229)    (205,453)    (153,535)     (871,203)    (477,033)
                                          -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...     136,006     207,623      283,854      405,319     1,944,095    2,462,392
                                          ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                Oppenheimer                Oppenheimer
                                            Variable Account Funds     Variable Account Funds     Variable Account Funds
                                           (Service Shares ("SS"))    (Service Shares ("SS"))    (Service Shares ("SS"))
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------  -------------------------  -------------------------
                                                 Oppenheimer                                           Oppenheimer
                                                   Capital                  Oppenheimer                   Global
                                              Appreciation (SS)            Core Bond (SS)            Securities (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2008          2007         2008          2007         2008          2007
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (986,559) $(1,314,718) $  1,495,917  $ 1,187,088  $    (80,230) $  (208,133)
Net realized gains (losses)..............       16,725    3,051,850    (1,679,428)      16,138     1,642,186    4,705,312
Change in unrealized gains (losses)......  (33,884,527)   7,655,208   (20,831,196)       5,061   (18,182,167)  (2,584,644)
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (34,854,361)   9,392,340   (21,014,707)   1,208,287   (16,620,211)   1,912,535
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      591,699    2,980,203       446,025   14,591,449       269,102    1,683,812
Benefit payments.........................     (849,868)  (1,467,092)   (1,526,082)    (929,821)     (658,112)    (698,413)
Payments on termination..................   (6,798,604)  (6,966,552)   (4,435,917)  (2,654,664)   (3,397,380)  (4,309,268)
Contract maintenance charge..............     (229,546)    (254,761)     (207,896)    (131,269)      (91,094)    (112,155)
Transfers among the sub-accounts and
 with the Fixed Account - net............     (436,275)  (2,095,152)    3,324,258   11,764,725    (3,367,129)   2,011,306
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --           --            --           --
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (7,722,594)  (7,803,354)   (2,399,612)  22,640,420    (7,244,613)  (1,424,718)
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,576,955)   1,588,986   (23,414,319)  23,848,707   (23,864,824)     487,817
NET ASSETS AT BEGINNING OF
 PERIOD..................................   80,889,689   79,300,703    56,223,013   32,374,306    44,655,895   44,168,078
                                          ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 38,312,734  $80,889,689  $ 32,808,694  $56,223,013  $ 20,791,071  $44,655,895
                                          ============  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,117,365    5,620,805     5,213,991    3,076,290     1,975,479    2,040,446
       Units issued......................    1,013,581      794,632     2,181,709    2,993,517       263,963      621,776
       Units redeemed....................   (1,600,754)  (1,298,072)   (2,324,367)    (855,816)     (674,334)    (686,743)
                                          ------------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    4,530,192    5,117,365     5,071,333    5,213,991     1,565,108    1,975,479
                                          ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer                 Oppenheimer                Oppenheimer
                                         Variable Account Funds     Variable Account Funds      Variable Account Funds
                                        (Service Shares ("SS"))     (Service Shares ("SS"))    (Service Shares ("SS"))
                                              Sub-Account                 Sub-Account                Sub-Account
                                       -------------------------  --------------------------  -------------------------
                                                                                                     Oppenheimer
                                              Oppenheimer                 Oppenheimer                Main Street
                                            High Income (SS)           Main Street (SS)           Small Cap (SS) (u)
                                       -------------------------  --------------------------  -------------------------
                                           2008          2007         2008          2007          2008          2007
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,576,831  $ 2,136,432  $   (280,308) $   (927,991) $   (489,715) $  (795,629)
Net realized gains (losses)...........   (2,635,460)     (71,035)    4,945,288     4,678,520     1,741,274    4,295,191
Change in unrealized gains
 (losses).............................  (25,237,720)  (2,816,151)  (46,211,775)     (432,171)  (18,019,807)  (4,868,815)
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (26,296,349)    (750,754)  (41,546,795)    3,318,358   (16,768,248)  (1,369,253)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      144,635    1,850,927       520,210     6,993,454       258,708    2,175,993
Benefit payments......................     (474,767)    (650,045)   (1,626,874)   (1,604,506)     (668,470)  (1,008,328)
Payments on termination...............   (3,958,558)  (4,933,368)   (9,093,240)  (10,982,662)   (3,904,682)  (4,573,513)
Contract maintenance charge...........     (110,697)    (137,464)     (352,916)     (388,903)     (156,929)    (187,611)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    6,122,926      972,934       131,626    (1,111,461)   (2,447,865)  (1,742,459)
Adjustment to net assets allocated
 to contract in payout period.........           --           --            --            --            --           --
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    1,723,539   (2,897,016)  (10,421,194)   (7,094,078)   (6,919,238)  (5,335,918)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (24,572,810)  (3,647,770)  (51,967,989)   (3,775,720)  (23,687,486)  (6,705,171)
NET ASSETS AT BEGINNING
 OF PERIOD............................   37,113,479   40,761,249   113,261,706   117,037,426    48,609,506   55,314,677
                                       ------------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 12,540,669  $37,113,479  $ 61,293,717  $113,261,706  $ 24,922,020  $48,609,506
                                       ============  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,525,760    2,718,511     6,913,064     7,324,466     2,385,682    2,635,661
       Units issued...................    2,950,987      392,551     1,026,963     1,116,116       338,004      442,526
       Units redeemed.................   (1,436,015)    (585,302)   (1,745,436)   (1,527,518)     (719,706)    (692,505)
                                       ------------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    4,040,732    2,525,760     6,194,591     6,913,064     2,003,980    2,385,682
                                       ============  ===========  ============  ============  ============  ===========

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                 Oppenheimer              PIMCO
                                            Variable Account Funds     Variable Account Funds    Variable Insurance
                                           (Service Shares ("SS"))     (Service Shares ("SS"))        Trust
                                                 Sub-Account                 Sub-Account           Sub-Account
                                          -------------------------  --------------------------  -----------------
                                                                                                   Foreign Bond
                                                 Oppenheimer                 Oppenheimer           (US Dollar-
                                               MidCap Fund (SS)          Strategic Bond (SS)       Hedged) (v)
                                          -------------------------  --------------------------  -----------------
                                              2008          2007         2008          2007        2008     2007
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (247,627) $  (368,396) $  4,315,134  $  2,461,019  $    46   $   55
Net realized gains (losses)..............       55,295    1,156,263       940,365     1,499,491     (122)     (36)
Change in unrealized gains (losses)......   (9,048,990)     237,809   (25,350,997)    6,369,872      (96)      10
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 operations..............................   (9,241,322)   1,025,676   (20,095,498)   10,330,382     (172)      29
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       80,166    1,002,446       904,080     6,639,536       --      264
Benefit payments.........................     (159,668)    (589,459)   (2,715,846)   (2,144,052)      --       --
Payments on termination..................   (2,085,211)  (2,145,316)  (15,406,862)  (11,818,478)      --       --
Contract maintenance charge..............      (64,766)     (75,016)     (478,725)     (424,412)     (10)      (9)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (815,735)    (567,856)   (6,081,339)    2,257,586   (1,428)     293
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --       --       --
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 contract transactions...................   (3,045,214)  (2,375,201)  (23,778,692)   (5,489,820)  (1,438)     548
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,286,536)  (1,349,525)  (43,874,190)    4,840,562   (1,610)     577
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,103,907   22,453,432   137,791,892   132,951,330    3,321    2,744
                                          ------------  -----------  ------------  ------------  -------   ------
NET ASSETS AT END OF
 PERIOD.................................. $  8,817,371  $21,103,907  $ 93,917,702  $137,791,892  $ 1,711   $3,321
                                          ============  ===========  ============  ============  =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,245,807    1,382,081     9,241,577     9,618,452      278      234
       Units issued......................      168,525      223,468     1,585,339     1,650,949       --       44
       Units redeemed....................     (372,981)    (359,742)   (3,342,825)   (2,027,824)    (129)      --
                                          ------------  -----------  ------------  ------------  -------   ------
    Units outstanding at end of
     period..............................    1,041,351    1,245,807     7,484,091     9,241,577      149      278
                                          ============  ===========  ============  ============  =======   ======

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                    PIMCO                       PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                             Sub-Account              Sub-Account                 Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                                                      PIMCO Total             PIMCO VIT Commodity
                                            Money Market                 Return               RealReturn Strategy
                                          -----------------------  -----------------------  -----------------------
                                            2008         2007        2008         2007          2008        2007
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   182      $   510     $    196     $   461     $    92,565  $   61,399
Net realized gains (losses)..............      --           --          441         (31)        (19,356)    (14,981)
Change in unrealized gains (losses)......      --           --         (232)        558      (1,914,727)    388,199
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 operations..............................     182          510          405         988      (1,841,518)    434,617
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --           --       1,752          12,387     105,928
Benefit payments.........................      --           --           --          --         (55,718)     (8,428)
Payments on termination..................  (2,111)        (797)     (12,051)         --        (346,210)    (92,410)
Contract maintenance charge..............     (60)         (18)         (26)        (18)        (21,923)    (10,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (417)      16,577         (371)         92       1,669,178     136,006
Adjustment to net assets allocated to
 contract in payout period...............      --           --           --          --              --          --
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,588)      15,762      (12,448)      1,826       1,257,714     130,658
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,406)      16,272      (12,043)      2,814        (583,804)    565,275
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,450        9,178       15,362      12,548       2,598,863   2,033,588
                                            -------     -------     --------     -------    -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $23,044      $25,450     $  3,319     $15,362     $ 2,015,059  $2,598,863
                                            =======     =======     ========     =======    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,394          892        1,213       1,061         226,126     214,244
       Units issued......................     138        1,578           --         156         234,587      81,818
       Units redeemed....................    (380)         (76)        (959)         (4)       (142,949)    (69,936)
                                            -------     -------     --------     -------    -----------  ----------
    Units outstanding at end of period...   2,152        2,394          254       1,213         317,764     226,126
                                            =======     =======     ========     =======    ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  PIMCO                     PIMCO                     PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                               Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  -----------------------  ------------------------
                                                PIMCO VIT
                                                Emerging                PIMCO VIT Real           PIMCO VIT Total
                                              Markets Bond                  Return                   Return
                                            (Advisor Shares)           (Advisor Shares)         (Advisor Shares)
                                          -----------------------  -----------------------  ------------------------
                                             2008         2007         2008        2007         2008         2007
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  47,256    $  25,688   $   192,550  $  180,869  $   699,241  $   581,093
Net realized gains (losses)..............     5,773       18,777        60,290      32,483      728,364       36,712
Change in unrealized gains (losses)......  (231,932)     (18,620)   (1,251,975)    485,274     (815,432)     850,224
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (178,903)      25,845      (999,135)    698,626      612,173    1,468,029
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    40,387       51,400        30,174      38,307       48,678      432,172
Benefit payments.........................    (8,791)     (15,479)     (163,367)         --     (352,413)    (140,116)
Payments on termination..................  (138,509)    (117,069)   (5,479,268)   (737,542)  (6,682,491)  (1,525,096)
Contract maintenance charge..............    (5,163)      (2,819)      (41,826)    (25,612)    (109,371)     (76,016)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   391,181      340,245     4,995,310   8,050,394    5,733,419   11,671,904
Adjustment to net assets allocated to
 contract in payout period...............        --           --            --          --           --           --
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   279,105      256,278      (658,977)  7,325,547   (1,362,178)  10,362,848
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   100,202      282,123    (1,658,112)  8,024,173     (750,005)  11,830,877
NET ASSETS AT BEGINNING OF
 PERIOD..................................   740,041      457,918     9,822,520   1,798,347   23,861,614   12,030,737
                                           ---------   ---------   -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 840,243    $ 740,041   $ 8,164,408  $9,822,520  $23,111,609  $23,861,614
                                           =========   =========   ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    66,443       42,786       895,035     177,682    2,169,170    1,167,554
       Units issued......................    58,565       60,270       762,064     872,325    1,275,094    1,424,758
       Units redeemed....................   (35,093)     (36,613)     (843,585)   (154,972)  (1,405,040)    (423,142)
                                           ---------   ---------   -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    89,915       66,443       813,514     895,035    2,039,224    2,169,170
                                           =========   =========   ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Premier VIT       Premier VIT      Putnam Variable Trust
                                                       Sub-Account       Sub-Account           Sub-Account
                                                     ---------------  ----------------  ------------------------
                                                                                               VT American
                                                           NACM                                Government
                                                      Small Cap (w)    OpCap Balanced            Income
                                                     ---------------  ----------------  ------------------------
                                                       2008    2007     2008     2007       2008         2007
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (27) $  (35) $    70  $   (19) $ 1,504,636  $ 1,689,905
Net realized gains (losses).........................     409     503      702      720     (285,299)    (318,479)
Change in unrealized gains (losses).................  (1,308)   (489)  (3,817)  (1,292)  (1,817,286)   1,794,968
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from operations...    (926)    (21)  (3,045)    (591)    (597,949)   3,166,394
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      --       --       --      306,811      151,440
Benefit payments....................................      --      --       --       --   (1,537,749)  (1,144,777)
Payments on termination.............................      --      --     (505)    (136)  (9,202,580)  (6,429,439)
Contract maintenance charge.........................      (6)     (7)     (18)     (16)     (96,995)     (79,582)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --       1       25       69    4,798,237    2,467,847
Adjustment to net assets allocated to contract in
 payout period......................................      --      --       --       --           --           --
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................      (6)     (6)    (498)     (83)  (5,732,276)  (5,034,511)
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    (932)    (27)  (3,543)    (674)  (6,330,225)  (1,868,117)
NET ASSETS AT BEGINNING OF PERIOD...................   2,182   2,209    9,542   10,216   47,951,141   49,819,258
                                                     -------  ------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $ 1,250  $2,182  $ 5,999  $ 9,542  $41,620,916  $47,951,141
                                                     =======  ======  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     121     121      850      857    3,631,106    4,029,329
       Units issued.................................      --      --       69        6    1,103,162      574,972
       Units redeemed...............................      (1)     --     (130)     (13)  (1,548,019)    (973,195)
                                                     -------  ------  -------  -------  -----------  -----------
    Units outstanding at end of period..............     120     121      789      850    3,186,249    3,631,106
                                                     =======  ======  =======  =======  ===========  ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                              VT Capital                VT Capital               VT Discovery
                                             Appreciation              Opportunities                Growth
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (96,909) $  (194,932) $   (42,545) $  (119,378) $  (165,428) $  (236,126)
Net realized gains (losses)...........     480,320    1,747,743     (384,420)     880,695    1,397,723    2,534,774
Change in unrealized gains
 (losses).............................  (5,090,637)  (2,696,015)  (1,566,138)  (1,594,153)  (7,591,844)    (861,456)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,707,226)  (1,143,204)  (1,993,103)    (832,836)  (6,359,549)   1,437,192
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      22,058       24,335        5,944       11,543       51,478      108,453
Benefit payments......................    (279,237)    (265,679)     (18,743)     (46,302)    (122,965)    (135,656)
Payments on termination...............  (1,714,929)  (2,173,509)    (845,619)  (1,571,112)  (1,632,798)  (2,245,015)
Contract maintenance charge...........     (27,089)     (30,298)     (14,379)     (20,679)     (40,129)     (43,289)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      87,368      440,908     (412,488)     501,228     (571,411)     179,470
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,911,829)  (2,004,243)  (1,285,285)  (1,125,322)  (2,315,825)  (2,136,037)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,619,055)  (3,147,447)  (3,278,388)  (1,958,158)  (8,675,374)    (698,845)
NET ASSETS AT BEGINNING
 OF PERIOD............................  13,117,604   16,265,051    6,343,831    8,301,989   16,058,615   16,757,460
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,498,549  $13,117,604  $ 3,065,443  $ 6,343,831  $ 7,383,241  $16,058,615
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
       Units issued...................     153,428      214,086       55,964      216,914      192,575      335,023
       Units redeemed.................    (423,004)    (415,869)    (149,439)    (280,640)    (658,514)    (686,109)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,198,678    1,468,254      288,971      382,446    2,154,236    2,620,175
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                                                      VT The George
                                              VT Diversified                VT Equity                  Putnam Fund
                                                  Income                      Income                    of Boston
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  2,854,734  $  2,908,027  $    179,377  $    (2,966) $  4,445,807  $  2,787,193
Net realized gains (losses)............   (3,433,592)     (391,403)      561,709    3,793,442     2,508,580    23,457,249
Change in unrealized gains
 (losses)..............................  (17,648,095)     (449,213)  (11,495,845)  (3,068,540)  (67,603,096)  (26,346,702)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (18,226,953)    2,067,411   (10,754,759)     721,936   (60,648,709)     (102,260)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       88,432       288,062        36,499       78,532       599,250     2,648,651
Benefit payments.......................   (2,279,369)   (2,130,769)     (586,670)    (235,025)   (2,921,650)   (4,611,780)
Payments on termination................  (13,110,164)  (17,181,337)   (6,163,850)  (7,337,656)  (24,821,965)  (32,497,991)
Contract maintenance charge............     (109,923)     (111,418)      (71,042)     (68,536)     (335,038)     (380,151)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,429,560)    4,618,144     3,185,288    5,261,761   (11,834,571)     (513,793)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,840,584)  (14,517,318)   (3,599,775)  (2,300,924)  (39,313,974)  (35,355,064)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (36,067,537)  (12,449,907)  (14,354,534)  (1,578,988)  (99,962,683)  (35,457,324)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   71,147,952    83,597,859    35,170,869   36,749,857   176,034,706   211,492,030
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 35,080,415  $ 71,147,952  $ 20,816,335  $35,170,869  $ 76,072,023  $176,034,706
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,904,049     5,915,272     2,131,569    2,266,811    13,314,550    16,005,682
       Units issued....................      564,167       905,770       533,008      553,751       880,194     1,700,532
       Units redeemed..................   (1,923,516)   (1,916,993)     (807,363)    (688,993)   (4,377,301)   (4,391,664)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,544,700     4,904,049     1,857,214    2,131,569     9,817,443    13,314,550
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                        -------------------------  --------------------------  ----------------------------
                                             VT Global Asset                VT Global                  VT Growth and
                                                Allocation                   Equity                       Income
                                        -------------------------  --------------------------  ----------------------------
                                            2008          2007         2008          2007           2008           2007
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    937,451  $  (512,710) $    460,918  $    440,824  $   2,469,102  $    (193,485)
Net realized gains (losses)............     (319,187)   1,938,690    (4,139,269)     (936,945)     7,003,699     89,078,565
Change in unrealized gains
 (losses)..............................  (15,765,375)    (657,885)  (18,252,419)    5,018,244   (147,922,862)  (119,833,523)
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 operations............................  (15,147,111)     768,095   (21,930,770)    4,522,123   (138,450,061)   (30,948,443)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      221,958    2,401,418        48,835       109,350        578,938      2,320,965
Benefit payments.......................     (517,478)    (746,386)   (1,052,789)     (734,571)    (7,538,709)   (10,855,515)
Payments on termination................   (6,688,813)  (7,774,512)   (7,394,089)  (10,366,033)   (56,215,165)   (89,920,624)
Contract maintenance charge............     (127,130)    (121,596)     (106,356)     (115,819)      (696,967)      (872,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (516,927)   3,443,697      (883,505)    1,267,012    (24,597,348)   (16,822,542)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --             --             --
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions.................   (7,628,390)  (2,797,379)   (9,387,904)   (9,840,061)   (88,469,251)  (116,150,103)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (22,775,501)  (2,029,284)  (31,318,674)   (5,317,938)  (226,919,312)  (147,098,546)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   49,585,162   51,614,446    53,911,479    59,229,417    410,138,082    557,236,628
                                        ------------  -----------  ------------  ------------  -------------  -------------
NET ASSETS AT END OF
 PERIOD................................ $ 26,809,661  $49,585,162  $ 22,592,805  $ 53,911,479  $ 183,218,770  $ 410,138,082
                                        ============  ===========  ============  ============  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,663,921    3,912,655     5,115,566     6,001,993     34,906,987     44,194,145
       Units issued....................      704,806    1,006,025       350,752       688,604      1,196,485      2,895,840
       Units redeemed..................   (1,340,500)  (1,254,759)   (1,442,180)   (1,575,031)   (10,436,540)   (12,182,998)
                                        ------------  -----------  ------------  ------------  -------------  -------------
    Units outstanding at end of
     period............................    3,028,227    3,663,921     4,024,138     5,115,566     25,666,932     34,906,987
                                        ============  ===========  ============  ============  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                 Sub-Account                Sub-Account                 Sub-Account
                                          ------------------------  --------------------------  --------------------------
                                                  VT Growth                  VT Health                    VT High
                                                Opportunities                Sciences                      Yield
                                          ------------------------  --------------------------  --------------------------
                                              2008         2007         2008          2007          2008          2007
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (188,208) $  (267,277) $   (605,693) $   (354,223) $  5,646,355  $  5,997,583
Net realized gains (losses)..............  (1,335,206)    (883,737)    1,019,134     2,501,954    (4,057,758)     (328,328)
Change in unrealized gains (losses)......  (4,604,291)   1,952,659    (8,474,211)   (2,780,690)  (20,025,902)   (4,369,630)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (6,127,705)     801,645    (8,060,770)     (632,959)  (18,437,305)    1,299,625
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      14,116       73,396       147,655       280,159       141,295     3,097,408
Benefit payments.........................    (386,781)    (446,891)     (611,672)     (776,703)   (1,475,166)   (1,743,780)
Payments on termination..................  (2,106,177)  (3,342,273)   (6,865,463)   (9,938,353)  (11,945,961)  (13,448,577)
Contract maintenance charge..............     (40,883)     (42,414)     (141,405)     (149,863)     (210,065)     (218,543)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (439,481)     (98,657)   (2,856,415)   (4,425,502)   (6,033,530)   (2,060,384)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --            --            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,959,206)  (3,856,839)  (10,327,300)  (15,010,262)  (19,523,427)  (14,373,876)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,086,911)  (3,055,194)  (18,388,070)  (15,643,221)  (37,960,732)  (13,074,251)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,940,105   20,995,299    51,583,300    67,226,521    84,132,469    97,206,720
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,853,194  $17,940,105  $ 33,195,230  $ 51,583,300  $ 46,171,737  $ 84,132,469
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
       Units issued......................     222,391      494,143       314,105       382,670       517,494       967,888
       Units redeemed....................    (951,982)  (1,296,917)   (1,226,048)   (1,553,031)   (1,924,409)   (1,972,816)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,985,105    3,714,696     3,362,364     4,274,307     4,230,215     5,637,130
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  ---------------------------  --------------------------
                                                                                                            VT
                                                                                VT                     International
                                                                          International                 Growth and
                                                VT Income                     Equity                      Income
                                       --------------------------  ---------------------------  --------------------------
                                           2008          2007           2008          2007          2008          2007
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  9,804,175  $  7,889,617  $   1,548,660  $  4,470,480  $    267,342  $    300,261
Net realized gains (losses)...........   (5,682,362)     (218,844)    30,656,640    58,626,824     6,916,142    18,018,656
Change in unrealized gains
 (losses).............................  (45,213,517)      (90,225)  (156,905,622)  (40,153,403)  (33,659,268)  (14,035,621)
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (41,091,704)    7,580,548   (124,700,322)   22,943,901   (26,475,784)    4,283,296
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      502,259     8,927,440        832,065     7,644,037        90,190       236,117
Benefit payments......................   (4,457,175)   (4,506,105)    (4,480,221)   (5,230,595)     (785,172)   (1,365,575)
Payments on termination...............  (28,011,475)  (29,054,568)   (34,556,848)  (52,375,938)   (9,067,553)  (14,185,142)
Contract maintenance charge...........     (506,314)     (485,702)      (606,687)     (665,207)     (124,145)     (140,501)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (14,395,185)    4,226,682    (11,283,010)    9,660,748    (3,120,413)    2,884,402
Adjustment to net assets allocated to
 contract in payout period............           --            --             --            --            --            --
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (46,867,890)  (20,892,253)   (50,094,701)  (40,966,955)  (13,007,093)  (12,570,699)
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (87,959,594)  (13,311,705)  (174,795,023)  (18,023,054)  (39,482,877)   (8,287,403)
NET ASSETS AT BEGINNING
 OF PERIOD............................  200,710,810   214,022,515    314,633,926   332,656,980    65,687,567    73,974,970
                                       ------------  ------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $112,751,216  $200,710,810  $ 139,838,903  $314,633,926  $ 26,204,690  $ 65,687,567
                                       ============  ============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   16,149,283    17,750,726     19,162,030    21,968,011     3,773,162     4,476,288
       Units issued...................    1,781,726     3,066,393      1,661,234     3,393,027       305,941       814,924
       Units redeemed.................   (5,788,109)   (4,667,836)    (5,516,650)   (6,199,008)   (1,250,510)   (1,518,050)
                                       ------------  ------------  -------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   12,142,900    16,149,283     15,306,614    19,162,030     2,828,593     3,773,162
                                       ============  ============  =============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                        -------------------------  --------------------------  ------------------------
                                                    VT
                                              International
                                                   New                                                VT Mid Cap
                                              Opportunities               VT Investors                   Value
                                        -------------------------  --------------------------  ------------------------
                                            2008          2007         2008          2007          2008         2007
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $     57,539  $  (217,187) $   (997,151) $ (1,615,041) $  (112,016) $    13,151
Net realized gains (losses)............      969,748    3,437,488    (8,059,324)      707,770    1,552,847    2,527,037
Change in unrealized gains
 (losses)..............................  (16,167,524)   1,244,562   (35,326,779)   (7,938,716)  (7,537,402)  (2,358,068)
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (15,140,237)   4,464,863   (44,383,254)   (8,845,987)  (6,096,571)     182,120
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      152,980      153,256       199,854     1,318,138       35,848       62,598
Benefit payments.......................     (363,232)    (496,054)   (2,375,832)   (3,022,675)    (285,488)    (156,522)
Payments on termination................   (3,803,137)  (6,647,183)  (18,120,960)  (27,231,424)  (2,533,071)  (3,694,121)
Contract maintenance charge............      (99,632)    (106,051)     (268,886)     (329,736)     (35,362)     (38,792)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,919,618)   1,249,115    (6,209,535)   (5,290,570)    (519,260)     329,726
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --           --           --
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (6,032,639)  (5,846,917)  (26,775,359)  (34,556,267)  (3,337,333)  (3,497,111)
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (21,172,876)  (1,382,054)  (71,158,613)  (43,402,254)  (9,433,904)  (3,314,991)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   39,491,751   40,873,805   128,940,979   172,343,233   16,546,732   19,861,723
                                        ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 18,318,875  $39,491,751  $ 57,782,366  $128,940,979  $ 7,112,828  $16,546,732
                                        ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
       Units issued....................      312,951      701,298       720,645     1,429,065      185,942      234,361
       Units redeemed..................     (862,152)  (1,076,181)   (4,354,363)   (5,091,027)    (399,453)    (417,684)
                                        ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    2,503,412    3,052,613    10,758,957    14,392,675      686,279      899,790
                                        ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        --------------------------  --------------------------  --------------------------
                                                 VT Money                     VT New
                                                  Market                   Opportunities               VT New Value
                                        --------------------------  --------------------------  --------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  1,689,351  $  4,901,425  $   (939,161) $ (1,426,134) $    494,415  $   (637,934)
Net realized gains (losses)............           --            --    (8,442,020)   (7,678,785)   15,989,563    25,846,276
Change in unrealized gains
 (losses)..............................           --            --   (22,247,489)   13,827,773   (83,898,957)  (35,748,178)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    1,689,351     4,901,425   (31,628,670)    4,722,854   (67,414,979)  (10,539,836)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................    2,447,045     9,484,967       440,354       262,674       713,210     5,625,733
Benefit payments.......................  (10,573,553)  (13,445,862)   (1,537,239)   (1,437,195)   (2,256,424)   (2,416,272)
Payments on termination................  (77,078,223)  (52,267,509)  (10,286,626)  (16,227,089)  (18,861,175)  (27,349,327)
Contract maintenance charge............     (633,586)     (475,483)     (235,587)     (256,495)     (380,864)     (467,718)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   85,934,212    58,949,744    (4,216,996)   (5,080,946)   (3,986,566)   (1,758,201)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................       95,895     2,245,857   (15,836,094)  (22,739,051)  (24,771,819)  (26,365,785)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................    1,785,246     7,147,282   (47,464,764)  (18,016,197)  (92,186,798)  (36,905,621)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  157,819,289   150,672,007    91,485,033   109,501,230   164,993,303   201,898,924
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $159,604,535  $157,819,289  $ 44,020,269  $ 91,485,033  $ 72,806,505  $164,993,303
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
       Units issued....................   14,154,913    16,714,326       339,367       652,580     1,228,105     1,693,274
       Units redeemed..................  (14,195,156)  (16,459,681)   (2,494,050)   (3,193,817)   (3,181,912)   (3,280,451)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   14,696,768    14,737,011     8,464,893    10,619,576     8,325,791    10,279,598
                                        ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                               Sub-Account                 Sub-Account                 Sub-Account
                                        -------------------------  --------------------------  --------------------------
                                                 VT OTC &
                                                 Emerging                                             VT Small Cap
                                                  Growth                   VT Research                    Value
                                        -------------------------  --------------------------  --------------------------
                                            2008          2007         2008          2007          2008          2007
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (270,717) $  (410,739) $   (177,950) $   (762,915) $     24,796  $ (1,297,588)
Net realized gains (losses)............   (2,477,730)  (2,264,003)   (1,565,783)    2,363,141    14,329,837    27,360,701
Change in unrealized gains
 (losses)..............................   (8,369,568)   5,921,899   (21,222,133)   (1,452,534)  (51,334,649)  (44,399,126)
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (11,118,015)   3,247,157   (22,965,866)      147,692   (36,980,016)  (18,336,013)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       39,431       47,692       277,809       156,804       194,910       474,621
Benefit payments.......................     (317,190)    (445,903)   (1,285,107)   (1,003,955)   (1,685,020)   (2,185,668)
Payments on termination................   (2,873,578)  (3,993,778)   (8,488,371)  (12,248,275)  (14,074,989)  (26,058,595)
Contract maintenance charge............      (79,566)     (84,900)     (140,041)     (168,694)     (146,649)     (194,742)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (651,755)  (1,293,012)   (2,564,193)   (4,943,512)   (6,860,214)   (8,706,517)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --            --            --
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (3,882,658)  (5,769,901)  (12,199,903)  (18,207,632)  (22,571,962)  (36,670,901)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (15,000,673)  (2,522,744)  (35,165,769)  (18,059,940)  (59,551,978)  (55,006,914)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   26,995,126   29,517,870    66,807,840    84,867,780   109,013,566   164,020,480
                                        ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 11,994,453  $26,995,126  $ 31,642,071  $ 66,807,840  $ 49,461,588  $109,013,566
                                        ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
       Units issued....................      337,890      924,253       267,504       382,085       303,802       614,417
       Units redeemed..................   (1,205,062)  (2,011,082)   (1,680,754)   (2,032,873)   (1,651,980)   (2,238,480)
                                        ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    4,304,416    5,171,588     5,038,351     6,451,601     4,400,592     5,748,770
                                        ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                         Sub-Account                 Sub-Account                 Sub-Account
                                 --------------------------  --------------------------  ---------------------------
                                        VT Utilities
                                         Growth and
                                           Income                     VT Vista                    VT Voyager
                                 --------------------------  --------------------------  ---------------------------
                                     2008          2007          2008          2007           2008          2007
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    326,944  $    165,491  $   (676,852) $ (1,142,023) $  (2,571,289) $ (4,048,963)
Net realized gains (losses).....    2,095,659     3,911,172    (2,564,395)      401,097    (21,618,630)  (16,146,309)
Change in unrealized gains
 (losses).......................  (15,970,280)    4,315,709   (23,245,175)    3,178,733    (55,684,831)   31,563,983
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from operations.........  (13,547,677)    8,392,372   (26,486,422)    2,437,807    (79,874,750)   11,368,711
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       93,905        67,621       148,843       246,191      1,057,491     1,377,936
Benefit payments................   (1,191,976)     (880,072)   (1,222,694)   (1,219,601)    (3,866,547)   (4,702,256)
Payments on termination.........   (7,238,709)   (9,100,898)   (8,520,670)  (13,310,841)   (29,536,252)  (43,272,071)
Contract maintenance
 charge.........................      (87,785)      (87,340)     (154,217)     (190,480)      (558,766)     (636,980)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (1,450,914)     (745,266)   (4,710,809)   (6,538,355)   (15,911,293)  (23,471,992)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --            --             --            --
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (9,875,479)  (10,745,955)  (14,459,547)  (21,013,086)   (48,815,367)  (70,705,363)
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (23,423,156)   (2,353,583)  (40,945,969)  (18,575,279)  (128,690,117)  (59,336,652)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   48,605,427    50,959,010    68,836,580    87,411,859    244,632,021   303,968,673
                                 ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 25,182,271  $ 48,605,427  $ 27,890,611  $ 68,836,580  $ 115,941,904  $244,632,021
                                 ============  ============  ============  ============  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    2,932,020     3,637,160     6,528,296     8,514,698     26,242,472    33,891,275
       Units issued.............      392,549       452,927       249,491       411,926        865,840     1,809,854
       Units redeemed...........   (1,103,242)   (1,158,067)   (1,871,866)   (2,398,328)    (7,205,444)   (9,458,657)
                                 ------------  ------------  ------------  ------------  -------------  ------------
    Units outstanding at end
     of period..................    2,221,327     2,932,020     4,905,921     6,528,296     19,902,868    26,242,472
                                 ============  ============  ============  ============  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            RidgeWorth     RidgeWorth
                                                          Variable Trust Variable Trust  RidgeWorth Variable Trust
                                                           Sub-Account     Sub-Account          Sub-Account
                                                          -------------- --------------- ------------------------
                                                            RidgeWorth     RidgeWorth
                                                          International    Investment      RidgeWorth Large Cap
                                                           Equity (ao)   Grade Bond (ap)   Core Equity Fund (x)
                                                          -------------- --------------- ------------------------
                                                          2007 (aq)(ar)     2007 (ar)        2008         2007
                                                          -------------- --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................  $     9,608     $   189,432   $   (14,344) $   (17,390)
Net realized gains (losses)..............................    1,313,686         (76,221)      172,687      653,061
Change in unrealized gains (losses)......................   (1,042,650)           (265)   (1,340,082)    (624,567)
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from operations........      280,644         112,946    (1,181,739)      11,104
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       23,968          34,386         3,954       13,413
Benefit payments.........................................      (17,687)        (41,853)      (36,851)     (54,747)
Payments on termination..................................     (477,262)     (1,572,238)     (669,377)  (1,496,643)
Contract maintenance charge..............................         (554)         (2,481)       (3,959)      (5,163)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   (3,972,482)     (7,600,818)     (190,264)     169,350
Adjustment to net assets allocated to contract in payout
 period..................................................           --              --            --           --
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions............................................   (4,414,017)     (9,183,004)     (896,497)  (1,373,790)
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS........................   (4,133,373)     (9,070,058)   (2,078,236)  (1,362,686)
NET ASSETS AT BEGINNING OF PERIOD........................    4,133,373       9,070,058     3,650,181    5,012,867
                                                           -----------     -----------   -----------  -----------
NET ASSETS AT END OF PERIOD..............................  $        --     $        --   $ 1,571,945  $ 3,650,181
                                                           -----------     -----------   -----------  -----------
UNITS OUTSTANDING
   Units outstanding at beginning of period..............      230,244         689,496       268,856      366,980
       Units issued......................................      181,684          82,104        12,375       47,006
       Units redeemed....................................     (411,928)       (771,600)      (94,727)    (145,130)
                                                           -----------     -----------   -----------  -----------
   Units outstanding at end of period....................           --              --       186,504      268,856
                                                           -----------     -----------   -----------  -----------

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       RidgeWorth Variable Trust RidgeWorth Variable Trust RidgeWorth Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                         RidgeWorth Large Cap      RidgeWorth Large Cap     RidgeWorth Mid-Cap Core
                                           Growth Stock (y)          Value Equity (z)          Equity Fund (aa)
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (129,495) $  (182,145) $    79,237  $    17,835  $   (34,524) $   (90,170)
Net realized gains (losses)...........   1,156,452    1,340,567    1,316,158    2,089,682      230,417    1,537,700
Change in unrealized gains
 (losses).............................  (6,584,834)   1,015,809   (5,893,361)  (1,438,636)  (2,309,650)  (1,061,753)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (5,557,877)   2,174,231   (4,497,966)     668,881   (2,113,757)     385,777
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,497      131,957        9,512       87,836        6,951       45,180
Benefit payments......................    (224,112)    (530,924)    (280,590)    (551,823)     (79,906)    (130,671)
Payments on termination...............  (2,507,666)  (6,361,336)  (2,499,605)  (6,341,829)    (819,254)  (2,575,040)
Contract maintenance charge...........      (8,431)     (10,066)      (8,518)     (10,154)      (2,832)      (3,549)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (448,280)    (912,024)    (407,248)    (410,014)    (220,608)    (351,472)
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (3,174,992)  (7,682,393)  (3,186,449)  (7,225,984)  (1,115,649)  (3,015,552)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (8,732,869)  (5,508,162)  (7,684,415)  (6,557,103)  (3,229,406)  (2,629,775)
NET ASSETS AT BEGINNING
 OF PERIOD............................  15,510,006   21,018,168   15,457,397   22,014,500    5,835,242    8,465,017
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,777,137  $15,510,006  $ 7,772,982  $15,457,397  $ 2,605,836  $ 5,835,242
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     754,937    1,120,381      710,758    1,011,308      331,340      480,442
       Units issued...................      28,773       52,419       14,076       56,161        7,295       30,777
       Units redeemed.................    (237,911)    (417,863)    (191,015)    (356,711)     (90,740)    (179,879)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     545,799      754,937      533,819      710,758      247,895      331,340
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Universal
                                           RidgeWorth Variable Trust Rydex Variable Trust  Institutional Funds, Inc.
                                                  Sub-Account          Sub-Account                Sub-Account
                                           ------------------------  -------------------  --------------------------
                                                  RidgeWorth         Rydex VT Nasdaq
                                                Small Cap Value            100                  Van Kampen UIF
                                               Equity Fund (ab)      Strategy Fund (ac)       Capital Growth (ad)
                                           ------------------------  -------------------  --------------------------
                                               2008         2007       2008      2007         2008          2007
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     7,808  $   (59,204) $   (29)   $  (83)   $   (559,103) $   (916,647)
Net realized gains (losses)...............   1,091,462    2,636,696      339        15       1,057,160     3,465,482
Change in unrealized gains (losses).......  (3,295,139)  (2,331,112)  (1,604)      902     (24,854,278)    7,787,781
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (2,195,869)     246,380   (1,294)      834     (24,356,221)   10,336,616
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       6,911      204,782       --     1,152         166,317       309,987
Benefit payments..........................     (56,464)     (56,719)      --        --        (964,319)   (1,290,080)
Payments on termination...................  (1,458,312)  (2,506,787)  (4,685)       --      (5,438,274)  (10,218,776)
Contract maintenance charge...............      (9,304)      (9,913)      (5)       (6)        (58,502)      (71,241)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (755,615)      60,656       --        --      (1,897,253)   (2,129,068)
Adjustment to net assets allocated to
 contract in payout period................          --           --       --        --              --            --
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (2,272,784)  (2,307,981)  (4,690)    1,146      (8,192,031)  (13,399,178)
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,468,653)  (2,061,601)  (5,984)    1,980     (32,548,252)   (3,062,562)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,959,818   10,021,419    6,615     4,635      55,126,376    58,188,938
                                           -----------  -----------   -------    ------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 3,491,165  $ 7,959,818  $   631    $6,615    $ 22,578,124  $ 55,126,376
                                           ===========  ===========   =======    ======   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     350,845      439,344      435       354       4,747,906     5,948,484
       Units issued.......................       7,584       48,028       --        82         523,129       601,850
       Units redeemed.....................    (119,255)    (136,527)    (362)       (1)     (1,426,735)   (1,802,428)
                                           -----------  -----------   -------    ------   ------------  ------------
    Units outstanding at end of period....     239,174      350,845       73       435       3,844,300     4,747,906
                                           ===========  ===========   =======    ======   ============  ============

--------
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                The Universal               The Universal           The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc.  Institutional Funds, Inc.
                                                 Sub-Account                 Sub-Account             Sub-Account
                                           ------------------------  --------------------------  ------------------------
                                               Van Kampen UIF              Van Kampen UIF          Van Kampen UIF
                                                  Core Plus                   Emerging              Global Value
                                              Fixed Income (ae)            Markets Equity              Equity
                                           ------------------------  --------------------------  ------------------------
                                              2008         2007          2008          2007        2008         2007
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   40,414   $   38,781   $   (726,490) $   (780,936) $    434     $    226
Net realized gains (losses)...............    (29,939)       4,479     15,199,742    18,870,282    10,707        8,233
Change in unrealized gains (losses).......   (176,388)      26,766    (47,927,754)    2,895,074   (29,817)      (5,150)
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 operations...............................   (165,913)      70,026    (33,454,502)   20,984,420   (18,676)       3,309
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         --           --         38,894       153,157        --           --
Benefit payments..........................   (101,189)      (6,235)      (560,601)   (1,288,624)       --           --
Payments on termination...................   (223,597)    (130,700)    (8,313,929)  (13,550,815)   (3,823)     (14,445)
Contract maintenance charge...............       (389)        (346)       (15,069)      (17,131)      (39)         (61)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (288,286)     (23,228)    (2,076,193)   (2,705,129)     (626)       6,667
Adjustment to net assets allocated to
 contract in payout period................         --           --             --            --        --           --
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 contract transactions....................   (613,461)    (160,509)   (10,926,898)  (17,408,542)   (4,488)      (7,839)
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (779,374)     (90,483)   (44,381,400)    3,575,878   (23,164)      (4,530)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,772,824    1,863,307     66,623,063    63,047,185    49,697       54,227
                                           ----------   ----------   ------------  ------------   --------     --------
NET ASSETS AT END OF PERIOD............... $  993,450   $1,772,824   $ 22,241,663  $ 66,623,063  $ 26,533     $ 49,697
                                           ==========   ==========   ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    138,973      151,332      2,501,960     3,269,652     3,318        3,871
       Units issued.......................      1,555        3,407        242,129       574,683        55          408
       Units redeemed.....................    (52,644)     (15,766)      (773,006)   (1,342,375)     (369)        (961)
                                           ----------   ----------   ------------  ------------   --------     --------
    Units outstanding at end of period....     87,884      138,973      1,971,083     2,501,960     3,004        3,318
                                           ==========   ==========   ============  ============   ========     ========

--------
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal              The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc.  Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                                          Van Kampen UIF
                                           Van Kampen UIF                 International              Van Kampen UIF
                                             High Yield                       Magnum                 Mid Cap Growth
                                          ------------------------  -------------------------  -------------------------
                                            2008         2007           2008          2007         2008          2007
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   639       $  648      $    436,006  $   (69,380) $   (237,716) $  (655,904)
Net realized gains (losses)..............     379          179         2,996,354    6,995,310     7,622,383    5,925,571
Change in unrealized gains (losses)......  (3,104)        (610)      (19,163,731)  (2,006,449)  (23,201,476)   2,036,135
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,086)         217       (15,731,371)   4,919,481   (15,816,809)   7,305,802
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          176            38,644       59,454        36,385       61,588
Benefit payments.........................      --           --          (729,282)    (753,553)     (876,195)    (913,368)
Payments on termination..................  (1,097)        (235)       (4,891,704)  (7,942,540)   (4,217,896)  (7,731,699)
Contract maintenance charge..............     (17)         (14)          (10,081)     (11,273)       (8,723)      (9,360)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (442)         113          (362,661)   1,573,457    (1,238,388)    (638,528)
Adjustment to net assets allocated to
 contract in payout period...............      --           --                --           --            --           --
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,556)          40        (5,955,084)  (7,074,455)   (6,304,817)  (9,231,367)
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,642)         257       (21,686,455)  (2,154,974)  (22,121,626)  (1,925,565)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,984        8,727        38,583,548   40,738,522    38,131,515   40,057,080
                                            -------       ------    ------------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $ 5,342       $8,984      $ 16,897,093  $38,583,548  $ 16,009,889  $38,131,515
                                            =======       ======    ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644          641         2,796,650    3,317,377     2,085,370    2,642,285
       Units issued......................     103           21           276,521      533,810       208,778      370,367
       Units redeemed....................    (243)         (18)         (831,602)  (1,054,537)     (620,495)    (927,282)
                                            -------       ------    ------------  -----------  ------------  -----------
    Units outstanding at end of period...     504          644         2,241,569    2,796,650     1,673,653    2,085,370
                                            =======       ======    ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              The Universal               The Universal           The Universal
                                        Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                               Sub-Account                 Sub-Account             Sub-Account
                                       --------------------------  --------------------------  ------------------------
                                             Van Kampen UIF              Van Kampen UIF
                                              U.S. Mid Cap                  U.S. Real             Van Kampen UIF
                                                  Value                      Estate                   Value
                                       --------------------------  --------------------------  ------------------------
                                           2008          2007          2008          2007         2008         2007
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (698,025) $ (1,389,434) $    606,872  $   (395,737) $   2,992     $    503
Net realized gains (losses)...........   23,613,993    23,909,137    13,372,956    15,403,902     (1,945)      35,657
Change in unrealized gains
 (losses).............................  (64,554,584)  (13,719,771)  (27,749,353)  (26,369,714)   (74,650)     (45,909)
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from operations......................  (41,638,616)    8,799,932   (13,769,525)  (11,361,549)   (73,603)      (9,749)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,137       292,438        67,909       126,004         --           --
Benefit payments......................   (1,614,256)   (2,296,562)     (740,885)   (1,140,748)   (24,376)     (17,796)
Payments on termination...............  (15,632,639)  (24,544,311)   (7,395,946)  (14,073,573)   (57,624)     (45,949)
Contract maintenance charge...........      (76,780)      (94,569)      (12,443)      (16,583)       (99)        (120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (7,130,375)   (6,649,644)   (4,170,629)   (6,437,317)   (11,169)     (15,951)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --            --         --           --
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from contract transactions...........  (24,345,913)  (33,292,648)  (12,251,994)  (21,542,217)   (93,268)     (79,816)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (65,984,529)  (24,492,716)  (26,021,519)  (32,903,766)  (166,871)     (89,565)
NET ASSETS AT BEGINNING
 OF PERIOD............................  116,996,415   141,489,131    46,609,395    79,513,161    252,445      342,010
                                       ------------  ------------  ------------  ------------   ---------     --------
NET ASSETS AT END OF
 PERIOD............................... $ 51,011,886  $116,996,415  $ 20,587,876  $ 46,609,395  $  85,574     $252,445
                                       ============  ============  ============  ============   =========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    7,725,721     9,904,008     1,726,345     2,396,508     17,265       22,196
       Units issued...................      369,799       844,636       101,367       217,708        235        1,682
       Units redeemed.................   (2,265,068)   (3,022,923)     (576,321)     (887,871)    (8,394)      (6,613)
                                       ------------  ------------  ------------  ------------   ---------     --------
    Units outstanding at end of
     period...........................    5,830,452     7,725,721     1,251,391     1,726,345      9,106       17,265
                                       ============  ============  ============  ============   =========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                     Funds, Inc. (Class II)       Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  -------------------------   -------------------------
                                         Van Kampen UIF               Van Kampen UIF              Van Kampen UIF
                                            Emerging                     Emerging                   Equity and
                                     Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                    --------------------------  -------------------------   -------------------------
                                        2008          2007          2008           2007         2008           2007
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ 1,374,430   $ 1,648,176   $   (442,670)  $  (482,862) $    507,706   $   131,775
Net realized gains (losses)........     (55,857)      964,183      8,535,830     7,942,219       889,973     4,199,402
Change in unrealized gains
 (losses)..........................  (5,565,198)   (1,242,001)   (27,939,017)    4,838,731   (18,767,451)   (2,806,181)
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (4,246,625)    1,370,358    (19,845,857)   12,298,088   (17,369,772)    1,524,996
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     210,877     1,148,845         25,704       154,221       384,086     3,293,524
Benefit payments...................    (186,771)     (271,346)      (202,464)     (495,274)   (1,622,106)   (1,700,401)
Payments on termination............  (3,391,622)   (2,918,636)    (6,091,790)   (3,350,307)   (9,435,717)   (6,521,807)
Contract maintenance charge........    (109,214)     (109,152)      (125,593)     (149,797)     (206,201)     (202,440)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (2,120,539)     (133,539)    (3,153,369)   (1,722,916)   (5,536,936)    1,563,592
Adjustment to net assets
 allocated to contract in payout
 period............................          --            --             --            --            --            --
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........  (5,597,269)   (2,283,828)    (9,547,512)   (5,564,073)  (16,416,874)   (3,567,532)
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (9,843,894)     (913,470)   (29,393,369)    6,734,015   (33,786,646)   (2,042,536)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  28,785,587    29,699,057     41,679,273    34,945,258    81,720,778    83,763,314
                                    -----------   -----------   ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $18,941,693   $28,785,587   $ 12,285,904   $41,679,273  $ 47,934,132   $81,720,778
                                    ===========   ===========   ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,611,492     1,754,748        945,069     1,095,016     5,858,010     6,060,607
       Units issued................     153,771       279,929         64,436       122,643       645,822     1,372,871
       Units redeemed..............    (501,181)     (423,185)      (355,236)     (272,590)   (1,947,789)   (1,575,468)
                                    -----------   -----------   ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................   1,264,082     1,611,492        654,269       945,069     4,556,043     5,858,010
                                    ===========   ===========   ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal Institutional    The Universal Institutional The Universal Institutional
                                          Funds, Inc. (Class II)         Funds, Inc. (Class II)     Funds, Inc. (Class II)
                                               Sub-Account                     Sub-Account               Sub-Account
                                        -----------------------------  --------------------------  --------------------------
                                                                             Van Kampen UIF             Van Kampen UIF
                                              Van Kampen UIF                     Global                  Int'l Growth
                                        Capital Growth (Class II) (af)    Franchise (Class II)        Equity (Class II)
                                        -----------------------------  --------------------------  --------------------------
                                            2008            2007           2008          2007          2008          2007
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (219,661)   $  (305,321)   $     68,425  $ (2,028,160) $   (71,686)   $  (72,211)
Net realized gains (losses)............      407,488      1,419,511       4,898,031    14,667,921      (65,365)      241,110
Change in unrealized gains
 (losses)..............................   (8,507,557)     2,222,472     (37,643,881)   (3,583,434)  (2,475,294)      344,536
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 operations............................   (8,319,730)     3,336,662     (32,677,425)    9,056,327   (2,612,345)      513,435
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       19,611        145,375         363,891     6,840,725       54,420       159,388
Benefit payments.......................     (961,364)      (323,329)     (1,224,761)   (1,534,229)     (40,021)      (41,399)
Payments on termination................     (982,266)    (1,818,628)    (11,057,698)  (10,034,933)    (426,249)     (257,608)
Contract maintenance charge............      (35,805)       (41,702)       (377,184)     (395,157)     (21,536)      (22,933)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (972,853)    (1,402,915)     (7,026,071)    1,290,073      895,829     1,096,018
Adjustment to net assets allocated to
 contract in payout period.............           --             --              --            --           --            --
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 contract transactions.................   (2,932,677)    (3,441,199)    (19,321,823)   (3,833,521)     462,443       933,466
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (11,252,407)      (104,537)    (51,999,248)    5,222,806   (2,149,902)    1,446,901
NET ASSETS AT BEGINNING
 OF PERIOD.............................   18,704,531     18,809,068     119,171,274   113,948,468    5,211,827     3,764,926
                                         ------------    -----------   ------------  ------------   -----------   ----------
NET ASSETS AT END OF
 PERIOD................................ $  7,452,124    $18,704,531    $ 67,172,026  $119,171,274  $ 3,061,925    $5,211,827
                                         ============    ===========   ============  ============   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    1,145,736      1,384,951       6,729,214     6,893,393      432,590       350,835
       Units issued....................      142,882        154,318         612,502     1,374,811      228,618       216,934
       Units redeemed..................     (367,170)      (393,533)     (1,901,301)   (1,538,990)    (158,950)     (135,179)
                                         ------------    -----------   ------------  ------------   -----------   ----------
    Units outstanding at end of
     period............................      921,448      1,145,736       5,440,415     6,729,214      502,258       432,590
                                         ============    ===========   ============  ============   ===========   ==========

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                      Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    -------------------------   -------------------------   -------------------------
                                                                      Van Kampen UIF              Van Kampen UIF
                                          Van Kampen UIF              Small Company                U.S. Mid Cap
                                    Mid Cap Growth (Class II)       Growth (Class II)            Value (Class II)
                                    -------------------------   -------------------------   -------------------------
                                        2008           2007         2008           2007         2008           2007
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (447,632)  $  (982,088) $   (286,107)  $  (443,467) $   (555,740)  $  (934,962)
Net realized gains (losses)........   10,722,001     5,322,413     1,148,490     3,668,044    15,734,906    11,429,363
Change in unrealized gains
 (losses)..........................  (36,884,476)    6,223,096    (9,586,835)   (2,755,794)  (45,707,511)   (5,498,773)
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (26,610,107)   10,563,421    (8,724,452)      468,783   (30,528,345)    4,995,628
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      281,192     7,477,773        44,758       301,151       251,709     4,594,124
Benefit payments...................     (606,140)   (1,934,658)     (288,681)     (330,458)   (1,145,180)   (1,227,063)
Payments on termination............   (7,918,613)   (4,476,608)   (1,508,482)   (4,218,947)   (6,986,003)   (8,441,754)
Contract maintenance charge........     (216,008)     (206,890)      (67,225)      (89,111)     (263,742)     (296,034)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................      106,184     1,756,905    (1,018,101)     (538,557)     (386,941)   (1,110,279)
Adjustment to net assets
 allocated to contract in
 payout period.....................           --            --            --            --            --            --
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........   (8,353,385)    2,616,522    (2,837,731)   (4,875,922)   (8,530,157)   (6,481,006)
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (34,963,492)   13,179,943   (11,562,183)   (4,407,139)  (39,058,502)   (1,485,378)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   62,806,775    49,626,832    23,183,819    27,590,958    79,805,730    81,291,108
                                    ------------   -----------  ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 27,843,283   $62,806,775  $ 11,621,636   $23,183,819  $ 40,747,228   $79,805,730
                                    ============   ===========  ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
       Units issued................    1,079,923     1,530,141        99,059       140,505       667,512       712,527
       Units redeemed..............   (1,497,389)     (977,617)     (269,999)     (383,222)   (1,126,722)     (954,135)
                                    ------------   -----------  ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................    3,169,916     3,587,382     1,011,155     1,182,095     3,723,846     4,183,056
                                    ============   ===========  ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional       Van Kampen Life             Van Kampen Life
                                      Funds, Inc. (Class II)         Investment Trust            Investment Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                          Van Kampen UIF
                                             U.S. Real
                                         Estate (Class II)        LIT Capital Growth (ag)          LIT Comstock
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    798,200  $   (783,977) $   (330,647) $   (727,730) $    717,825  $    414,870
Net realized gains (losses)........   22,622,835    16,282,424    (1,837,373)   (1,287,249)    1,940,202     7,720,219
Change in unrealized gains
 (losses)..........................  (51,361,578)  (36,024,311)  (17,725,762)    8,916,296   (27,195,100)  (10,315,466)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (27,940,543)  (20,525,864)  (19,893,782)    6,901,317   (24,537,073)   (2,180,377)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      272,405     6,592,025       268,457        75,777        51,191       123,133
Benefit payments...................   (1,208,293)   (2,093,109)     (856,061)     (999,534)   (1,484,499)   (2,813,838)
Payments on termination............   (8,209,237)  (11,071,384)   (4,587,830)   (9,444,089)   (8,901,669)  (21,194,264)
Contract maintenance charge........     (310,116)     (379,738)      (28,621)      (33,605)      (29,015)      (36,814)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (3,536,483)   (2,695,103)   (1,504,129)   (2,835,365)   (5,643,692)   (1,411,016)
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (12,991,724)   (9,647,309)   (6,708,184)  (13,236,816)  (16,007,684)  (25,332,799)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (40,932,267)  (30,173,173)  (26,601,966)   (6,335,499)  (40,544,757)  (27,513,176)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   88,471,741   118,644,914    45,412,223    51,747,722    78,669,661   106,182,837
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 47,539,474  $ 88,471,741  $ 18,810,257  $ 45,412,223  $ 38,124,904  $ 78,669,661
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,775,593     4,137,435     4,616,891     6,026,902     5,663,574     7,390,761
       Units issued................      781,237       836,414       304,861       349,795       262,657       753,760
       Units redeemed..............   (1,240,147)   (1,198,256)   (1,045,798)   (1,759,806)   (1,595,658)   (2,480,947)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................    3,316,683     3,775,593     3,875,954     4,616,891     4,330,573     5,663,574
                                    ============  ============  ============  ============  ============  ============

--------
(ag)Previously known as Strat Growth I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Van Kampen
                                            Van Kampen Life         Van Kampen Life            Life Investment
                                           Investment Trust         Investment Trust          Trust (Class II)
                                              Sub-Account             Sub-Account                Sub-Account
                                        ----------------------  -----------------------  --------------------------
                                                                       LIT Money                 LIT Capital
                                            LIT Government               Market            Growth (Class II) (ah)
                                        ----------------------  -----------------------  --------------------------
                                           2008        2007         2008        2007         2008          2007
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   42,175  $   53,943  $    22,958  $  106,086  $   (692,142) $ (1,133,388)
Net realized gains (losses)............    (10,048)        (57)          --          --       969,923     3,375,326
Change in unrealized gains
 (losses)..............................    (33,141)     32,771           --          --   (27,932,825)    6,663,483
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (1,014)     86,657       22,958     106,086   (27,655,044)    8,905,421
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      4,490       4,710       32,583      12,787       149,184       365,251
Benefit payments.......................         --     (29,223)     (56,836)   (231,283)     (543,110)   (1,392,501)
Payments on termination................   (207,185)   (334,413)  (1,664,249)   (605,629)   (6,723,619)   (7,196,736)
Contract maintenance charge............       (786)       (709)      (7,801)     (8,427)     (117,540)     (138,685)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...................................    (28,667)     52,421    1,978,427   1,175,419    (2,461,863)   (2,627,300)
Adjustment to net assets allocated to
 contract in payout period.............         --          --           --          --            --            --
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (232,148)   (307,214)     282,124     342,867    (9,696,948)  (10,989,971)
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................   (233,162)   (220,557)     305,082     448,953   (37,351,992)   (2,084,550)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,405,357   1,625,914    3,379,939   2,930,986    63,457,444    65,541,994
                                        ----------  ----------  -----------  ----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $1,172,195  $1,405,357  $ 3,685,021  $3,379,939  $ 26,105,452  $ 63,457,444
                                        ==========  ==========  ===========  ==========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    116,043     142,200      294,148     263,118     5,416,063     6,471,800
       Units issued....................     18,809      12,430      284,643     194,772       513,990       691,575
       Units redeemed..................    (38,493)    (38,587)    (259,895)   (163,742)   (1,513,846)   (1,747,312)
                                        ----------  ----------  -----------  ----------  ------------  ------------
    Units outstanding at end of
     period............................     96,359     116,043      318,896     294,148     4,416,207     5,416,063
                                        ==========  ==========  ===========  ==========  ============  ============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Van Kampen                  Van Kampen                  Van Kampen
                                             Life Investment              Life Investment            Life Investment
                                             Trust (Class II)            Trust (Class II)            Trust (Class II)
                                               Sub-Account                  Sub-Account                Sub-Account
                                       ---------------------------  --------------------------  -------------------------
                                                                       LIT Growth and Income        LIT Mid Cap Growth
                                         LIT Comstock (Class II)            (Class II)               (Class II) (ai)
                                       ---------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   1,531,658  $   (296,555) $    318,418  $   (457,105) $   (259,356) $  (379,558)
Net realized gains (losses)...........     7,009,730    20,405,392     3,115,976    11,791,956     5,425,218    2,507,709
Change in unrealized gains
 (losses).............................  (104,699,949)  (31,519,323)  (50,606,944)   (9,370,433)  (14,096,010)   1,116,496
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   (96,158,561)  (11,410,486)  (47,172,550)    1,964,418    (8,930,148)   3,244,647
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       600,481     4,338,690       448,881     2,765,323        75,220       35,592
Benefit payments......................    (3,911,096)   (5,282,318)   (2,639,827)   (2,845,552)      (56,023)    (326,222)
Payments on termination...............   (33,375,062)  (38,250,021)  (15,257,592)  (15,998,701)   (2,751,310)  (2,543,320)
Contract maintenance charge...........      (658,891)     (799,401)     (491,515)     (571,878)      (47,227)     (58,780)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..................................   (15,139,508)   (7,477,046)   (7,226,819)      (39,087)     (122,616)  (1,249,301)
Adjustment to net assets allocated to
 contract in payout period............            --            --            --            --            --           --
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........   (52,484,076)  (47,470,096)  (25,166,872)  (16,689,895)   (2,901,956)  (4,142,031)
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (148,642,637)  (58,880,582)  (72,339,422)  (14,725,477)  (11,832,104)    (897,384)
NET ASSETS AT BEGINNING
 OF PERIOD............................   297,888,327   356,768,909   157,176,108   171,901,585    21,082,302   21,979,686
                                       -------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 149,245,690  $297,888,327  $ 84,836,686  $157,176,108  $  9,250,198  $21,082,302
                                       =============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    20,552,912    23,655,937     8,749,257     9,671,613     1,352,937    1,637,880
       Units issued...................     1,382,696     2,142,832       678,700     1,162,896       177,557      148,507
       Units redeemed.................    (5,601,436)   (5,245,857)   (2,349,469)   (2,085,252)     (397,997)    (433,450)
                                       -------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    16,334,172    20,552,912     7,078,488     8,749,257     1,132,497    1,352,937
                                       =============  ============  ============  ============  ============  ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                       Life Investment
                                                                      Trust (Class II)
                                                                         Sub-Account
                                                                  ------------------------
                                                                          LIT Money
                                                                      Market (Class II)
                                                                  ------------------------
                                                                      2008         2007
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $    57,700  $   968,605
Net realized gains (losses)......................................          --           --
Change in unrealized gains (losses)..............................          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from operations................      57,700      968,605
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................     495,967    3,223,416
Benefit payments.................................................  (1,533,306)  (1,918,600)
Payments on termination..........................................  (7,804,928)  (5,824,947)
Contract maintenance charge......................................    (156,284)    (115,979)
Transfers among the sub-accounts and with the Fixed Account--net.  11,383,305    5,413,849
Adjustment to net assets allocated to contract in payout period..          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from contract transactions.....   2,384,754      777,739
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   2,442,454    1,746,344
NET ASSETS AT BEGINNING OF PERIOD................................  32,788,435   31,042,091
                                                                  -----------  -----------
NET ASSETS AT END OF PERIOD...................................... $35,230,889  $32,788,435
                                                                  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................   3,117,995    3,034,832
       Units issued..............................................   2,857,851    2,610,478
       Units redeemed............................................  (2,627,985)  (2,527,315)
                                                                  -----------  -----------
    Units outstanding at end of period...........................   3,347,861    3,117,995
                                                                  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                  Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended          AST Investment Grade Bond (For the period
  December 31, 2008):                                         beginning January 28, 2008 and ended
    AST Academic Strategies Asset Allocation                  December 31, 2008)
       (Previously known as AST Balanced Asset             AST JPMorgan International Equity
       Allocation Portfolio)                               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Bond Debenture
    AST Aggressive Asset Allocation                        AST Marsico Capital Growth
    AST AllianceBernstein Core Value                       AST MFS Global Equity
    AST AllianceBernstein Growth & Income                  AST MFS Growth
    AST American Century Income & Growth                   AST Mid-Cap Value
    AST Balanced Asset Allocation (Previously known        AST Money Market
       Previously known as AST Conservative Asset          AST Neuberger Berman/LSV Mid-Cap Value
       Allocation Portfolio)                                  (Previously known as AST Neuberger
    AST Bond Portfolio 2018 (For the period                   Berman Mid-Cap Value)
       beginning January 28, 2008 and ended                AST Neuberger Berman Mid-Cap Growth
       December 31, 2008)                                  AST Neuberger Berman Small-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Niemann Capital Growth Asset Allocation
       beginning January 28, 2008 and ended                AST Parametric Emerging Markets Equity
       December 31, 2008)                                     (Previously known as AST Neuberger
    AST Capital Growth Asset Allocation                       Berman Mid-Cap Value Portfolio)
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST DeAm Large-Cap Value                               AST QMA US Equity Alpha (Previously known
    AST DeAm Small-Cap Value (For the period                  as AST AllianceBernstein Managed Index
       beginning January 1, 2008 and ended                    500 Portfolio)
       July 18, 2008)                                      AST Schroders Multi-Asset World Strategies
    AST Federated Aggressive Growth                           (Previously known as AST American
    AST First Trust Balanced Target                           Century Strategic Allocation Portfolio)
    AST First Trust Capital Appreciation Target            AST Small-Cap Growth
    AST Focus Four Plus Portfolio (For the period          AST Small-Cap Value
       beginning July 21, 2008 and ended                   AST T. Rowe Price Asset Allocation
       December 31, 2008)                                  AST T. Rowe Price Global Bond
    AST Global Real Estate (For the period beginning       AST T. Rowe Price Large-Cap Growth
       July 21, 2008 and ended December 31, 2008)          AST T. Rowe Price Natural Resources
    AST Goldman Sachs Concentrated Growth                  AST UBS Dynamic Alpha
    AST Goldman Sachs Mid-Cap Growth                       AST Western Assets Core Plus Bond (For period
    AST Goldman Sachs Small-Cap Value                         beginning November 19, 2007, and ended
    AST High Yield                                            December 31, 2008)*
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation              AIM Variable Insurance Funds
    AST International Growth                               AIM V. I. Basic Balanced
    AST International Value                                AIM V. I. Basic Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds (continued)               American Century Variable Portfolios, Inc.
    AIM V. I. Capital Appreciation                         American Century VP Balanced
    AIM V. I. Capital Development                          American Century VP International
    AIM V. I. Core Equity
    AIM V. I. Diversified Income                       Dreyfus Socially Responsible Growth Fund, Inc.
    AIM V. I. Government Securities                        Dreyfus Socially Responsible Growth Fund
    AIM V. I. High Yield
    AIM V. I. International Growth                     Dreyfus Stock Index Fund
    AIM V. I. Large Cap Growth                             Dreyfus Stock Index Fund
    AIM V. I. Mid Cap Core Equity
    AIM V. I. Money Market                             Dreyfus Variable Investment Fund
    AIM V. I. Technology                                   VIF Growth & Income
    AIM V. I. Utilities                                    VIF Money Market
                                                           VIF Small Company Stock (Closed on
AIM Variable Insurance Funds Series II                        April 30, 2007)
    AIM V. I. Basic Balanced II
    AIM V. I. Basic Value II                           DWS Variable Series I
    AIM V. I. Capital Appreciation II                      DWS Bond VIP A
    AIM V. I. Capital Development II                       DWS Capital Growth VIP A
    AIM V. I. Core Equity II                               DWS Global Opportunities VIP A
    AIM V. I. Diversified Income II                        DWS Growth and Income VIP A
    AIM V. I. Government Securities II                     DWS International VIP A
    AIM V. I. High Yield II
    AIM V. I. International Growth II                  DWS Variable Series II
    AIM V. I. Large Cap Growth II                          DWS Balanced VIP A II
    AIM V. I. Mid Cap Core Equity II                       DWS Money Market VIP A II
    AIM V. I. Money Market II                              DWS Small Cap Growth VIP A II
    AIM V. I. Technology II
    AIM V. I. Utilities II                             Federated Insurance Series
                                                           Federated Prime Money Fund II
AllianceBernstein Variable Product Series Fund
    AllianceBernstein VPS Growth (Previously known     Fidelity Variable Insurance Products Fund
       as AllianceBernstein Growth)                        VIP Contrafund
    AllianceBernstein VPS Growth & Income                  VIP Equity-Income
       (Previously known as AllianceBernstein              VIP Growth
       Growth & Income)                                    VIP High Income
    AllianceBernstein VPS International Value              VIP Index 500
       (Previously known as AllianceBernstein              VIP Investment Grade Bond
       International Value)                                VIP Overseas
    AllianceBernstein VPS Large Cap Growth
       (Previously known as AllianceBernstein Large    Fidelity Variable Insurance Products Fund
       Cap Growth)                                     (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value              VIP Asset Manager Growth (Service Class 2)
       (Previously known as AllianceBernstein              VIP Contrafund (Service Class 2)
       Small/Mid Cap Value)                                VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Freedom 2010 Portfolio (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2030 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom Income Portfolio (Service Class 2)
                                                           VIP Growth & Income (Service Class 2)
                                                           VIP Growth (Service Class 2)
                                                           VIP Growth Stock Portfolio (Service Class 2)
                                                              (Previously known as VIP Freedom Growth
                                                              Stock Portfolio (Service Class 2))

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund                 Legg Mason Variable Income Trust
(Service Class 2) (continued)                                 Legg Mason Variable All Cap Portfolio I (On
    VIP High Income (Service Class 2)                            April 27, 2007, merged into Legg Mason
    VIP Index 500 (Service Class 2)                              Variable Fundamental Value Portfolio)
    VIP Investment Grade Bond (Service Class 2)               Legg Mason Variable Fundamental
    VIP MidCap (Service Class 2)                                 Value Portfolio
    VIP Money Market (Service Class 2)
    VIP Overseas (Service Class 2)                        Legg Mason Partners Variable Portfolios I, Inc
                                                              Legg Mason Variable Investors Portfolio I
Franklin Templeton Variable Insurance
Products Trust                                            Lord Abbett Series Fund
    Franklin Flex Cap Growth Securities                       All Value
    Franklin Growth and Income Securities                     Bond-Debenture
    Franklin High Income Securities                           Growth and Income
    Franklin Income Securities                                Growth Opportunities
    Franklin Large Cap Growth Securities                      Mid-Cap Value
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities              MFS Variable Insurance Trust
    Franklin U.S. Government                                  MFS Growth (Previously known as MFS
    Mutual Discovery Securities                                  Emerging Growth)
    Mutual Shares Securities                                  MFS High Income
    Templeton Developing Markets Securities                   MFS Investors Trust
    Templeton Foreign Securities                              MFS New Discovery
    Templeton Global Income Securities                        MFS Research
    Templeton Growth Securities                               MFS Research Bond
    Franklin Templeton VIP Founding Funds                     MFS Utilities
       Allocation (For the period beginning May 1,
       2008 and ended December 31, 2008)                  MFS Variable Insurance Trust (Service Class)
                                                              MFS Growth (Service Class) (Previously known
Goldman Sachs Variable Insurance Trust                           as MFS Emerging Growth (Service Class))
    VIT Capital Growth                                        MFS Investors Trust (Service Class)
    VIT Growth and Income                                     MFS New Discovery (Service Class)
    VIT Mid Cap Value                                         MFS Research (Service Class)
    VIT Strategic International Equity (Previously            MFS Utilities (Service Class)
       known as VIT International Equity)
    VIT Structured Small Cap Equity                       Morgan Stanley Variable Investment Series
    VIT Structured U. S. Equity                               Aggressive Equity
                                                              Dividend Growth
Janus Aspen Series                                            Capital Opportunities (Previously known
    Forty Portfolio                                              as Equity)
                                                              European Equity (Previously known as
Janus Aspen Series (Service Shares)                              European Growth)
    Foreign Stock (Service Shares) (On April 30, 2008         Global Advantage
       Foreign Stock (Service Shares) merged into             Global Dividend Growth
       International Growth (Service Shares))                 High Yield
    International Growth (Service Shares) (On April 30,       Income Builder
       2008 Foreign Stock (Service Shares) merged             Income Plus (Previously known as Quality
       into International Growth (Service Shares))               Income Plus)
                                                              Limited Duration
Lazard Retirement Series, Inc.                                Money Market
    Emerging Markets Equity                                   S&P 500 Index

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Morgan Stanley Variable Investment Series                Oppenheimer Variable Account Funds
(continued)                                              (Service Shares ("SS")) (continued)
    Strategist                                               Oppenheimer MidCap Fund (SS)
    Utilities                                                Oppenheimer Strategic Bond (SS)

Morgan Stanley Variable Investment Series                Profunds VP
(Class Y Shares)                                             ProFund VP Consumer Services*
    Aggressive Equity (Class Y Shares)                       ProFund VP Consumer Goods Portfolio*
    Dividend Growth (Class Y Shares)                         ProFund VP Financials*
    Capital Opportunities (Class Y Shares) (Previously       ProFund VP Health Care*
       known as Equity (Class Y Shares))                     ProFund VP Industrials*
    European Equity (Class Y Shares) (Previously             ProFund VP Mid-Cap Growth*
       known as European Growth (Class Y Shares))            ProFund VP Mid-Cap Value*
    Global Advantage (Class Y Shares)                        ProFund VP Real Estate*
    Global Dividend Growth (Class Y Shares)                  ProFund VP Small-Cap Growth*
    High Yield (Class Y Shares)                              ProFund VP Small-Cap Value*
    Income Builder (Class Y Shares)                          ProFund VP Telecommunications*
    Income Plus (Class Y Shares) (Previously known           ProFund VP Utilities*
       as Quality Income Plus (Class Y Shares))              ProFund VP Large-Cap Growth*
    Limited Duration (Class Y Shares)                        ProFund VP Large-Cap Value*
    Money Market (Class Y Shares)
    S&P 500 Index (Class Y Shares)                       PIMCO Variable Insurance Trust
    Strategist (Class Y Shares)                              Foreign Bond (US Dollar Hedged) (Previously
    Utilities (Class Y Shares)                                  known as Foreign Bond)
                                                             Money Market
Neuberger & Berman Advisors Management Trust                 PIMCO Total Return
    AMT Mid-Cap Growth*                                      PIMCO VIT Commodity Real Return Strategy
    AMT Partners                                             PIMCO VIT Emerging Markets Bond
                                                                (Advisor Shares)
Oppenheimer Variable Account Funds                           PIMCO VIT RealReturn (Advisor Shares)
    Oppenheimer Balanced                                     PIMCO VIT Total Return (Advisor Shares)
    Oppenheimer Capital Appreciation
    Oppenheimer Core Bond                                Premier Variable Insurance Trust
    Oppenheimer Global Securities                            OpCap Balanced
    Oppenheimer High Income                                  NACM Small Cap (Previously known as OpCap
    Oppenheimer Main Street                                     Small Cal)
    Oppenheimer Main Street Small Cap (Previously
       known as Oppenheimer Main Street Small            Putnam Variable Trust
       Cap Growth (SC))                                      VT American Government Income
    Oppenheimer MidCap Fund                                  VT Capital Appreciation
    Oppenheimer Strategic Bond                               VT Capital Opportunities
                                                             VT Discovery Growth
Oppenheimer Variable Account Funds                           VT Diversified Income
(Service Shares ("SS"))                                      VT Equity Income
    Oppenheimer Balanced (SS)                                VT The George Putnam Fund of Boston
    Oppenheimer Capital Appreciation (SS)                    VT Global Asset Allocation
    Oppenheimer Core Bond (SS)                               VT Global Equity
    Oppenheimer Global Securities (SS)                       VT Growth and Income
    Oppenheimer High Income (SS)                             VT Growth Opportunities
    Oppenheimer Main Street (SS)                             VT Health Sciences
    Oppenheimer Main Street Small Cap (SS)                   VT High Yield

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Putnam Variable Trust (continued)                    The Universal Institutional Funds, Inc. (continued)
    VT Income                                            Van Kampen UIF Core Plus Fixed Income
    VT International Equity                                 (Previously known as Van Kampen UIF
    VT International Growth and Income                      Fixed Income)
    VT International New Opportunities                   Van Kampen UIF Emerging Markets Equity
    VT Investors                                         Van Kampen UIF Global Value Equity
    VT Mid Cap Value                                     Van Kampen UIF High Yield
    VT Money Market                                      Van Kampen UIF International Magnum
    VT New Opportunities                                 Van Kampen UIF Mid Cap Growth
    VT New Value                                         Van Kampen UIF U.S. Mid Cap Value
    VT OTC & Emerging Growth                             Van Kampen UIF U.S. Real Estate
    VT Research                                          Van Kampen UIF Value
    VT Small Cap Value
    VT Utilities Growth and Income                   The Universal Institutional Funds, Inc. (Class II)
    VT Vista                                             Van Kampen UIF Capital Growth (Class II)
    VT Voyager                                              (Previously known as Van Kampen UIF
                                                            Equity Growth (Class II))
RidgeWorth Variable Trust                                Van Kampen UIF Emerging Markets Debt
    RidgeWorth Large Cap Core Equity (Previously            (Class II)
       known as STI Classic Large Cap Core Equity        Van Kampen UIF Emerging Markets Equity
       Fund)                                                (Class II)
    RidgeWorth Large Cap Growth Stock (Previously        Van Kampen UIF Equity and Income (Class II)
       known as STI Classic Large Cap Growth             Van Kampen UIF Global Franchise (Class II)
       Stock Fund)                                       Van Kampen UIF Int'l Growth Equity (Class II)
    RidgeWorth International Equity (On April 27,        Van Kampen UIF Mid Cap Growth (Class II)
       2007, merged into Federated Prime Money           Van Kampen UIF Small Company Growth
       Fund II)                                             (Class II)
    RidgeWorth Investment Grade Bond (Closed on          Van Kampen UIF U.S. Mid Cap Value (Class II)
       April 27, 2007)                                   Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Value Equity (Previously
       known as STI Classic Large Cap Value Equity   Van Kampen Life Investment Trust
       Fund)                                             LIT Capital Growth (Previously known as LIT
    RidgeWorth Mid-Cap Core Equity Fund                     Strat Growth I)
       (Previously known as STI Classic Mid-Cap          LIT Comstock
       Core Equity Fund)                                 LIT Government
    RidgeWorth Small Cap Value Equity (Previously        LIT Money Market
       known as STI Classic Small Cap Value Equity
       Fund)                                         Van Kampen Life Investment Trust (Class II)
                                                         LIT Capital Growth (Class II) (Previously
Rydex Variable Trust                                        known as LIT Strat Growth II)
    Rydex VT Nasdaq 100 Strategy Fund (Previously        LIT Comstock (Class II)
       known as Rydex OTC)                               LIT Growth and Income (Class II)
                                                         LIT MidCap Growth (Class II)
The Universal Institutional Funds, Inc.                  LIT Money Market (Class II)
    Van Kampen UIF Capital Growth (Previously
       known as Van Kampen UIF Equity Growth)

--------
*  Fund was available, but had no assets at December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

   In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS
No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Adopted Accounting Standard--In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2008 were as follows:

                                                               Purchases
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation (a)........ $15,132,856
         AST Advanced Strategies.............................   3,678,377
         AST Aggressive Asset Allocation.....................     240,398
         AST AllianceBernstein Core Value....................      94,812
         AST AllianceBernstein Growth & Income...............      34,133
         AST American Century Income & Growth................      14,129
         AST Balanced Asset Allocation (b)...................  10,959,929
         AST Bond Portfolio 2018 (c).........................   1,783,553
         AST Bond Portfolio 2019 (c).........................     210,102
         AST Capital Growth Asset Allocation.................  11,994,860
         AST CLS Growth Asset Allocation.....................     550,526
         AST CLS Moderate Asset Allocation...................   1,331,324
         AST Cohen & Steers Realty...........................      54,011
         AST DeAm Large-Cap Value............................      27,536
         AST DeAm Small-Cap Value (d)........................       6,362
         AST Federated Aggressive Growth.....................      28,650
         AST First Trust Balanced Target.....................   7,051,078
         AST First Trust Capital Appreciation Target.........  24,635,230
         AST Focus Four Plus (e).............................      25,170
         AST Global Real Estate (e)..........................         417
         AST Goldman Sachs Concentrated Growth...............      93,639
         AST Goldman Sachs Mid-Cap Growth....................      84,579
         AST Goldman Sachs Small-Cap Value...................       2,799
         AST High Yield......................................      52,622
         AST Horizon Growth Asset Allocation.................     246,628
         AST Horizon Moderate Asset Allocation...............     694,851
         AST International Growth............................     109,285
         AST International Value.............................     182,517
         AST Investment Grade Bond (c).......................  21,778,920
         AST JPMorgan International Equity...................      83,355
         AST Large-Cap Value.................................      47,521
         AST Lord Abbett Bond-Debenture......................      50,008
         AST Marsico Capital Growth..........................      82,061
         AST MFS Global Equity...............................     151,216
         AST MFS Growth......................................      17,688
         AST Mid-Cap Value...................................      45,135
         AST Money Market....................................   1,476,939

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                          Purchases
                                                                         -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Neuberger Berman/LSV Mid-Cap Value (f)........................... $    53,197
   AST Neuberger Berman Mid-Cap Growth Portfolio........................      45,375
   AST Neuberger Berman Small-Cap Growth Portfolio......................       9,450
   AST Niemann Capital Growth Asset Allocation..........................     261,436
   AST Parametric Emerging Markets Equity (e)...........................       6,717
   AST PIMCO Limited Maturity Bond......................................     211,291
   AST PIMCO Total Return Bond..........................................     199,967
   AST Preservation Asset Allocation....................................   7,960,170
   AST QMA US Equity Alpha (g)..........................................     154,887
   AST Schroders Multi-Asset World Strategies (h).......................     793,284
   AST Small-Cap Growth.................................................       8,358
   AST Small-Cap Value..................................................      42,076
   AST T. Rowe Price Asset Allocation...................................   9,776,234
   AST T. Rowe Price Global Bond........................................      97,597
   AST T. Rowe Price Large-Cap Growth...................................      71,258
   AST T. Rowe Price Natural Resources..................................     133,882
   AST UBS Dynamic Alpha................................................   6,046,945
   Franklin Templeton VIP Founding Funds Allocation (i).................   4,945,565

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced.............................................   2,482,563
   AIM V. I. Basic Value................................................   3,325,966
   AIM V. I. Capital Appreciation.......................................   1,212,823
   AIM V. I. Capital Development........................................   2,285,390
   AIM V. I. Core Equity................................................   4,669,138
   AIM V. I. Diversified Income.........................................   2,342,543
   AIM V. I. Government Securities......................................   5,872,846
   AIM V. I. High Yield.................................................   1,090,125
   AIM V. I. International Growth.......................................   1,957,582
   AIM V. I. Large Cap Growth...........................................     672,907
   AIM V. I. Mid Cap Core Equity........................................   3,781,041
   AIM V. I. Money Market...............................................  17,652,905
   AIM V. I. Technology.................................................     174,293
   AIM V. I. Utilities..................................................   2,059,457

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..........................................      63,314
   AIM V. I. Basic Value II.............................................   4,117,912
   AIM V. I. Capital Appreciation II....................................      50,730
   AIM V. I. Capital Development II.....................................      85,442

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. Core Equity II......................................................... $   151,966
   AIM V. I. Diversified Income II..................................................      75,491
   AIM V. I. Government Securities II...............................................   1,480,004
   AIM V. I. High Yield II..........................................................     163,348
   AIM V. I. International Growth II................................................      54,864
   AIM V. I. Large Cap Growth II....................................................      71,518
   AIM V. I. Mid Cap Core Equity II.................................................     807,109
   AIM V. I. Money Market II........................................................     223,190
   AIM V. I. Technology II..........................................................       2,628
   AIM V. I. Utilities II...........................................................     199,449

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.....................................................   1,223,376
   AllianceBernstein VPS Growth & Income............................................  25,718,605
   AllianceBernstein VPS International Value........................................   8,768,977
   AllianceBernstein VPS Large Cap Growth...........................................   2,086,779
   AllianceBernstein VPS Small/Mid Cap Value........................................   4,567,486
   AllianceBernstein VPS Utility Income.............................................   2,229,658
   AllianceBernstein VPS Value......................................................     499,366

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.....................................................       2,144

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.........................................       1,123

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.........................................................      43,237

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..............................................................      26,119
   VIF Money Market.................................................................   3,004,936

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...................................................................      60,080
   DWS Capital Growth VIP A.........................................................     132,559
   DWS Global Opportunities VIP A...................................................     244,363
   DWS Growth and Income VIP A......................................................     140,122
   DWS International VIP A..........................................................     243,869

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II............................................................     159,983
   DWS Money Market VIP A II........................................................     186,811
   DWS Small Cap Growth VIP A II....................................................      71,384

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II....................................................   2,129,547

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...................................................................     850,494
   VIP Equity-Income................................................................      58,500

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Growth................................................................................ $   401,724
   VIP High Income...........................................................................     183,052
   VIP Index 500.............................................................................     367,516
   VIP Investment Grade Bond.................................................................     674,118
   VIP Overseas..............................................................................     667,849

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................       1,016
   VIP Contrafund (Service Class 2)..........................................................  20,433,570
   VIP Equity-Income (Service Class 2).......................................................      87,884
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   8,214,624
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   4,536,397
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................   1,654,749
   VIP Freedom Income Portfolio (Service Class 2)............................................   2,687,008
   VIP Growth & Income (Service Class 2).....................................................   3,516,318
   VIP Growth (Service Class 2)..............................................................     292,475
   VIP Growth Stock (Service Class 2)........................................................     921,320
   VIP High Income (Service Class 2).........................................................   1,828,003
   VIP Index 500 (Service Class 2)...........................................................   2,147,222
   VIP Investment Grade Bond (Service Class 2)...............................................         718
   VIP Mid Cap (Service Class 2).............................................................   7,891,995
   VIP Money Market (Service Class 2)........................................................  30,289,614
   VIP Overseas (Service Class 2)............................................................     136,027

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................   1,057,567
   Franklin Growth and Income Securities.....................................................  10,206,323
   Franklin High Income Securities...........................................................   2,114,877
   Franklin Income Securities................................................................  39,910,351
   Franklin Large Cap Growth Securities......................................................   9,166,397
   Franklin Small Cap Value Securities.......................................................   8,125,653
   Franklin Small Mid-Cap Growth Securities..................................................     526,367
   Franklin U.S. Government..................................................................  33,117,845
   Mutual Discovery Securities...............................................................   8,605,771
   Mutual Shares Securities..................................................................  19,884,920
   Templeton Developing Markets Securities...................................................  14,277,724
   Templeton Foreign Securities..............................................................  34,402,349
   Templeton Global Income Securities........................................................     888,754
   Templeton Growth Securities...............................................................     225,395

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth........................................................................          19
   VIT Growth and Income.....................................................................     781,984
   VIT Mid Cap Value.........................................................................     134,155
   VIT Strategic International Equity........................................................         276

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                     ----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Structured Small Cap Equity.................................................. $  939,036
   VIT Structured U.S. Equity.......................................................  1,283,158

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..................................................................        201

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares) (j)(al)...........................................      2,178
   International Growth (Service Shares) (k)(al)....................................     57,928

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets.................................................................        898

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason Variable Fundamental Value Portfolio..................................         33

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I........................................        259

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value........................................................................  1,494,715
   Bond-Debenture...................................................................  6,369,760
   Growth and Income................................................................  3,213,287
   Growth Opportunities.............................................................  2,668,610
   Mid-Cap Value....................................................................  5,446,723

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth (l)...................................................................      7,814
   MFS High Income..................................................................    135,935
   MFS Investors Trust..............................................................    236,191
   MFS New Discovery................................................................    616,690
   MFS Research.....................................................................      5,958
   MFS Research Bond................................................................    146,401
   MFS Utilities....................................................................     57,231

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class) (m)...................................................    172,610
   MFS Investors Trust (Service Class)..............................................     43,585
   MFS New Discovery (Service Class)................................................    108,829
   MFS Research (Service Class).....................................................        992
   MFS Utilities (Service Class)....................................................    289,648

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity................................................................    200,691
   Dividend Growth..................................................................  1,263,372

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(l)Previously known as MFS Emerging Growth
(m)Previously known as MFS Emerging Growth (Service Class)
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Morgan Stanley Variable Investment Series Sub-Accounts (continued):
   Capital Opportunities (n)................................................................ $ 1,300,187
   European Equity (o)......................................................................  17,892,812
   Global Advantage.........................................................................     209,782
   Global Dividend Growth...................................................................  21,470,946
   High Yield...............................................................................     672,064
   Income Builder...........................................................................   3,952,915
   Income Plus (p)..........................................................................   4,608,207
   Limited Duration.........................................................................   1,958,950
   Money Market.............................................................................  37,651,873
   S&P 500 Index............................................................................   3,160,297
   Strategist...............................................................................  19,889,531
   Utilities................................................................................  20,173,942

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     639,050
   Dividend Growth (Class Y Shares).........................................................   1,020,906
   Capital Opportunities (Class Y Shares) (q)...............................................   3,941,842
   European Equity (Class Y Shares) (r).....................................................   5,951,000
   Global Advantage (Class Y Shares)........................................................     519,224
   Global Dividend Growth (Class Y Shares)..................................................  11,018,299
   High Yield (Class Y Shares)..............................................................     517,064
   Income Builder (Class Y Shares)..........................................................   4,549,326
   Income Plus (Class Y Shares) (s).........................................................   8,422,832
   Limited Duration (Class Y Shares)........................................................   3,958,392
   Money Market (Class Y Shares)............................................................  68,161,344
   S&P 500 Index (Class Y Shares)...........................................................   6,475,601
   Strategist (Class Y Shares)..............................................................  10,605,863
   Utilities (Class Y Shares)...............................................................   5,737,807

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       9,464

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     568,296
   Oppenheimer Capital Appreciation.........................................................     397,118
   Oppenheimer Core Bond....................................................................     584,517
   Oppenheimer Global Securities............................................................     994,741
   Oppenheimer High Income..................................................................     161,660
   Oppenheimer Main Street..................................................................     426,493

--------
(n)Previously known as Equity
(o)Previously known as European Growth
(p)Previously known as Quality Income Plus
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)
(s)Previously known as Quality Income Plus (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Main Street Small Cap (t).................................................... $   363,250
   Oppenheimer MidCap Fund..................................................................      39,905
   Oppenheimer Strategic Bond...............................................................   1,302,422

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................   5,572,911
   Oppenheimer Capital Appreciation (SS)....................................................   7,605,974
   Oppenheimer Core Bond (SS)...............................................................  11,192,986
   Oppenheimer Global Securities (SS).......................................................   5,175,649
   Oppenheimer High Income (SS).............................................................  11,784,572
   Oppenheimer Strategic Bond (SS)..........................................................  18,629,313
   Oppenheimer Main Street Small Cap (SS) (u)...............................................   4,896,459
   Oppenheimer MidCap Fund (SS).............................................................   1,262,813
   Oppenheimer Main Street (SS).............................................................  13,792,800

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar_Hedged) (v)......................................................          92
   Money Market.............................................................................         562
   PIMCO Total Return.......................................................................         355
   PIMCO VIT Commodity RealReturn Strategy..................................................   2,776,003
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     740,639
   PIMCO VIT Real Return (Advisor Shares)...................................................   7,349,810
   PIMCO VIT Total Return (Advisor Shares)..................................................  12,534,236

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap (w).......................................................................         421
   OpCap Balanced...........................................................................       1,240

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  10,716,699
   VT Capital Appreciation..................................................................   2,134,089
   VT Capital Opportunities.................................................................     969,025
   VT Discovery Growth......................................................................   2,015,572
   VT Diversified Income....................................................................   6,460,909
   VT Equity Income.........................................................................   6,434,845
   VT The George Putnam Fund of Boston......................................................  21,678,835
   VT Global Asset Allocation...............................................................   6,936,740
   VT Global Equity.........................................................................   2,533,360
   VT Growth and Income.....................................................................  65,282,741
   VT Growth Opportunities..................................................................     647,878
   VT Health Sciences.......................................................................   2,337,973
   VT High Yield............................................................................   9,732,102

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond
(w)Previously known as OpCap Small Cap

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Income........................................................................ $ 18,434,884
   VT International Equity..........................................................   51,508,809
   VT International Growth and Income...............................................   12,517,797
   VT International New Opportunities...............................................    2,109,913
   VT Investors.....................................................................    2,537,263
   VT Mid Cap Value.................................................................    4,504,137
   VT Money Market..................................................................  109,385,470
   VT New Opportunities.............................................................      549,953
   VT New Value.....................................................................   37,378,953
   VT OTC & Emerging Growth.........................................................      557,132
   VT Research......................................................................    1,353,484
   VT Small Cap Value...............................................................   23,597,616
   VT Utilities Growth and Income...................................................    4,405,889
   VT Vista.........................................................................      775,607
   VT Voyager.......................................................................    2,739,205

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity (x).............................................      359,873
   RidgeWorth Large Cap Growth Stock (y)............................................    1,906,433
   RidgeWorth Large Cap Value Equity (z)............................................    1,369,204
   RidgeWorth Mid-Cap Core Equity (aa)..............................................      586,356
   RidgeWorth Small Cap Value Equity (ab)...........................................    2,191,066

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)...............................................    3,320,126
   Van Kampen UIF Core Plus Fixed Income (ae).......................................       74,999
   Van Kampen UIF Emerging Markets Equity...........................................   15,439,309
   Van Kampen UIF Global Value Equity...............................................       12,418
   Van Kampen UIF High Yield........................................................          757
   Van Kampen UIF International Magnum..............................................    6,284,424
   Van Kampen UIF Mid Cap Growth....................................................    8,723,823
   Van Kampen UIF U.S. Mid Cap Value................................................   27,962,516
   Van Kampen UIF U.S. Real Estate..................................................   15,285,137
   Van Kampen UIF Value.............................................................       37,717

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    4,471,733
   Van Kampen UIF Emerging Markets Equity (Class II)................................    8,659,524

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                 --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity and Income (Class II).................................................. $    8,915,537
   Van Kampen UIF Capital Growth (Class II) (af)................................................      1,349,597
   Van Kampen UIF Global Franchise (Class II)...................................................     12,611,994
   Van Kampen UIF Int'l Growth Equity (Class II)................................................      1,810,813
   Van Kampen UIF Mid Cap Growth (Class II).....................................................     18,409,546
   Van Kampen UIF Small Company Growth (Class II)...............................................      2,861,630
   Van Kampen UIF U.S. Mid Cap Value (Class II).................................................     25,076,251
   Van Kampen UIF U.S. Real Estate (Class II)...................................................     38,128,657

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth (ag)......................................................................      1,354,282
   LIT Comstock.................................................................................      6,174,087
   LIT Government...............................................................................        248,229
   LIT Money Market.............................................................................      2,762,632

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II) (ah)...........................................................      3,390,894
   LIT Comstock (Class II)......................................................................     24,870,586
   LIT Growth and Income (Class II).............................................................     11,031,857
   LIT Mid Cap Growth (Class II) (ai)...........................................................      7,378,422
   LIT Money Market (Class II)..................................................................     25,022,192
                                                                                                 --------------
                                                                                                 $1,609,513,884
                                                                                                 ==============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II
(ai)Previously known as LIT Aggressive Growth (Class II)

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation (a)
   2008...............  867    $ 6.91 -  7.05     $6,065        2.29%       1.15 - 2.60%    -33.56 - -32.61%
   2007 (aj)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (aj)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (aj)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (aj)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (aj)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (aj)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation (b)
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (aj)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2008...............  662      6.58 -  6.72      4,408        1.73        1.15 - 2.65     -36.62 - -35.68
   2007 (aj)..........  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2008...............    9      6.71 -  6.72         59        0.52        1.15 - 1.50     -33.60 - -33.45

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2008.................   102   $ 7.30 -  7.37     $  746       0.00%        1.15 - 2.65%    -27.59 - -26.87%

   AST Cohen & Steers Realty
   2008.................     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (aj)............     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2008.................     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (aj)............   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008 (d).............    --       NA - NA            --       0.00           -- - --           NA - NA
   2007 (aj)............   < 1     8.80 -  8.86        < 1       0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2008.................     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (aj)............   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2008.................   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (aj)............   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2008................. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (aj)............   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus Portfolio
   2008 (e).............     2     7.46 -  7.49         13       0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2008 (e).............   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2008.................     5     6.13 -  6.16         30       0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (aj)............   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2008.................     6     6.09 -  6.12         38       0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (aj)............   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Goldman Sachs Small-Cap Value
   2008..............   < 1   $ 7.66 -  7.66    $     2        0.00%       1.15 - 1.15%    -23.68 - -23.68%

   AST High Yield
   2008..............     5     7.72 -  7.77         39        9.59        1.15 - 1.55     -26.68 - -26.39
   2007 (aj).........   < 1    10.48 - 10.56          2        0.00        1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2008..............    15     7.12 -  7.16        106        0.05        1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2008..............    37     7.60 -  7.64        279        0.02        1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00     -51.21 - -50.80
   2007 (aj).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (aj).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2008 (c).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (aj).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (aj).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (aj).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (aj).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Global Equity
   2008.................   12    $ 6.79 -  6.82     $   85        2.29%       1.15 - 1.50%    -34.97 - -34.74%
   2007 (aj)............    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

   AST MFS Growth
   2008.................    1      6.79 -  6.79          7        0.93        1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2008.................    2      5.95 -  5.98         10        4.48        1.15 - 1.50     -39.04 - -38.83
   2007 (aj)............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2008.................   99     10.17 - 10.29      1,015        1.16        1.15 - 2.00       0.50 -   1.34
   2007 (aj)............    7     10.09 - 10.16         66        0.30        1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman/LSV Mid-Cap Value (f)
   2008.................    5      5.70 -  5.74         27        4.06        1.15 - 1.65     -43.20 - -42.92
   2007 (aj)............  < 1      9.99 - 10.05          2        0.00        1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2008.................    4      5.87 -  5.91         24        0.00        1.15 - 1.65     -44.11 - -43.83
   2007 (aj)............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2008.................    1      6.37 -  6.40          5        0.00        1.15 - 1.50     -43.39 - -43.19
   2007 (aj)............  < 1     11.19 - 11.27          1        0.00        1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2008.................   17      7.46 -  7.53        128        0.00        1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2008 (e).............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (aj)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Preservation Asset Allocation
   2008..............  556    $ 8.20 -  8.37     $4,624        0.97%       1.15 - 2.60%    -21.53 - -20.40%
   2007 (aj).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha (g)
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (aj).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies (h)
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (aj).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (aj).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (aj).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (aj).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (aj).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2008..............   14      5.73 -  5.77         82        0.93        1.15 - 1.65     -50.80 - -50.56
   2007 (aj).........    4     11.59 - 11.67         44        0.80        1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (aj).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   Franklin Templeton VIP Founding Funds Allocation
   2008 (i)..........  251       6.62 - 6.67      1,672        4.30        1.15 - 2.30     -34.36 - -33.86

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2008................  2,509  $ 6.07 -  7.80    $ 18,062      4.11%        1.10 - 1.85%    -39.46 - -39.00%
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14
   2004................  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -   6.29

   AIM V. I. Basic Value
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58
   2004................  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -   8.03

   AIM V. I. Capital Appreciation
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08
   2004................ 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -   5.88

   AIM V. I. Capital Development
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41
   2004................  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 -  14.24

   AIM V. I. Core Equity
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16
   2004................ 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -   7.62

   AIM V. I. Diversified Income
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78
   2004................  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -   3.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2008................ 1,525   $14.16 - 15.41    $23,070       3.60%        1.10 - 1.70%     10.42 -  11.08%
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55
   2004................ 3,234    11.81 - 12.39     41,389       3.54         1.15 - 1.65       0.89 -   1.39

   AIM V. I. High Yield
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60
   2004................ 1,993    10.98 - 11.94     19,434       2.86         1.15 - 1.85       9.19 -   9.98

   AIM V. I. International Growth
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24
   2004................ 3,969    10.37 - 10.60     47,559       0.64         1.25 - 1.65      21.98 -  22.47

   AIM V. I. Large Cap Growth
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (at)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44
   2004................ 1,876    10.78 - 10.84     25,617       0.40         1.28 - 2.20       7.76 -   8.43

   AIM V. I. Money Market
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40
   2004................ 2,239    10.17 - 11.26     25,037       0.63         1.10 - 1.70      -1.01 -  -0.41

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense
                        Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2008................   281   $ 6.98 -  7.18    $ 1,985       0.00%        1.10 - 1.70%    -45.44 - -45.11%
   2007................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06
   2004 (au)...........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 -  11.17

   AIM V. I. Utilities
   2008................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56
   2004 (au)...........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 -  22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2008................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65
   2004................   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -   5.85

   AIM V. I. Basic Value II

   2008................ 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................ 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................ 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................ 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07
   2004................ 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -   9.41

   AIM V. I. Capital Appreciation II
   2008................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18
   2004................   629    12.59 - 12.88      7,748       0.00         1.29 - 2.59       3.58 -   4.96

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2008................   42    $ 7.87 -  8.27     $  336       0.00%        1.30 - 2.00%    -48.18 - -47.81%
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86
   2004................   36     11.49 - 11.73        421       0.00         1.30 - 2.00      12.96 -  13.77

   AIM V. I. Core Equity II
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72
   2004................   45     10.69 - 10.92        491       0.90         1.30 - 2.00       6.50 -   7.26

   AIM V. I. Diversified Income II
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35
   2004................   69     10.88 - 11.14        758       6.48         1.30 - 2.10       2.50 -   3.33

   AIM V. I. Government Securities II
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411       3.52         1.30 - 2.10       0.12 -   0.94

   AIM V. I. High Yield II
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11
   2004................   65     12.62 - 12.88        836       3.17         1.30 - 2.00       8.91 -   9.69

   AIM V. I. International Growth II
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18
   2004................   56     12.59 - 12.87        710       0.59         1.30 - 2.00      21.23 -  22.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2008................   84    $ 7.52 -  7.67     $  639       0.00%        1.30 - 2.10%    -39.70 - -39.21%
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (at)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239       0.04         1.29 - 2.44       7.41 -   8.26

   AIM V. I. Money Market II
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95
   2004................  580      9.48 -  9.78      5,632       0.61         1.30 - 2.30      -5.17 -  -0.87

   AIM V. I. Technology II
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63
   2004 (au)...........   13     11.01 - 11.07        144       0.00         1.30 - 2.00      10.13 -  10.66

   AIM V. I. Utilities II
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04
   2004 (au)...........   37     12.17 - 12.22        456       0.00         1.30 - 1.85      21.75 -  22.20

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   Alliance Bernstein VPS Growth
   2008..............  3,866  $ 4.87 -  8.86    $ 24,187      0.00%        0.70 - 2.59%    -44.09 - -43.00%
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 -  -1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86
   2004..............  6,175    7.03 - 13.80      49,046      0.00         0.70 - 2.59      11.56 -  13.73

   Alliance Bernstein VPS Growth & Income
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87
   2004.............. 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 -  10.45

   Alliance Bernstein VPS International Value
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (av).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   Alliance Bernstein VPS Large Cap Growth
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04
   2004..............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -   7.59

   Alliance Bernstein VPS Small/Mid Cap Value
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26
   2004..............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 -  17.54

   Alliance Bernstein VPS Utility Income
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83
   2005 (av).........    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -   9.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   Alliance Bernstein VPS Value
   2008...................  274    $ 6.74 -  7.08     $1,914       2.24%        1.29 - 2.59%    -42.55 - -41.78%
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (av)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53
   2004...................    5     13.61 - 13.72         62       1.91         1.35 - 1.45       8.20 -   8.31

   American Century VP International
   2007...................   --         NA -   NA         --        N/A         0.00 - 0.00          NA -    NA
   2006...................    2     16.29 - 16.29         30       1.59         1.45 - 1.45      23.23 -  23.23
   2005...................    2     13.22 - 13.33         26       1.65         1.35 - 1.45      11.63 -  11.74
   2004...................    5     11.84 - 11.93         63       0.66         1.35 - 1.45      13.27 -  13.38

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43
   2004...................   31      5.80 -  8.90        257       0.35         1.15 - 1.65       4.47 -   5.00

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2008...............   73    $ 6.98 -  8.22     $  565       1.97%        1.15 - 1.85%    -38.31 - -37.86%
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006...............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005...............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50
   2004...............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -   9.38

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006...............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005...............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17
   2004...............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -   6.24

   VIF Money Market
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006...............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005...............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49
   2004...............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85      -1.06 -  -0.35

   VIF Small Company Stock
   2007 (ak)..........   --       N/A - N/A           --        N/A         0.00 - 0.00        N/A - N/A
   2006...............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -   9.70
   2005...............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 -  -0.25
   2004...............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 -  60.02
   2003...............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 -  41.02
Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2008...............   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007...............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006...............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005...............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89
   2004...............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -   4.64

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Capital Growth VIP A
   2008................  122    $ 8.41 -  8.49     $1,032       1.14%        0.70 - 0.80%    -33.52 - -33.45%
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20
   2004................  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -   7.23

   DWS Global Opportunities VIP A
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36
   2004................   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 -  22.48

   DWS Growth and Income VIP A
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33
   2004................  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -   9.39

   DWS International VIP A
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36
   2004................   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 -  15.72

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (av)...........  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts
  (continued):
   DWS Money Market VIP A II
   2008................    87   $10.67 - 10.70    $   935       2.62%        0.70 - 0.80%      1.83 -   1.93%
   2007................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006 (aw)...........   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2008................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (av)...........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2008................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007 (aq)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33
   2005................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -   1.53
   2004................   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85      -1.05 -  -0.34

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2008................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005................ 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60
   2004................ 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 -  14.04

   VIP Equity-Income
   2008................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66
   2004................   497    11.19 - 12.94      6,226       1.55         1.15 - 1.65       9.70 -  10.25

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(aw)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Growth
   2008..............   540   $ 5.70 -  7.32    $ 3,264        0.78%       1.15 - 1.65%    -48.03 - -47.77%
   2007..............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 -  25.51
   2006..............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -   5.63
   2005.............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -   4.59
   2004.............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -   2.09

   VIP High Income
   2008..............   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53
   2004..............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -   8.23

   VIP Index 500
   2008..............   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63
   2004.............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -   9.24

   VIP Investment Grade Bond
   2008..............   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93
   2004..............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -   3.16

   VIP Overseas
   2008..............   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..............   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69
   2004..............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 -  12.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2008..................     5   $ 7.93 -  7.93    $     40      1.75%        1.35 - 1.35%    -36.81 - -36.81%
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -   2.17
   2004..................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -   4.20

   VIP Contrafund (Service Class 2)
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17
   2004..................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 -  13.60

   VIP Equity-Income (Service Class 2)
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99
   2004..................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -   9.57

   VIP Freedom 2010 Portfolio (Service Class 2)
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ax).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ax).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ax).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2008..................   275   $ 9.40 -  9.56    $ 2,616        4.16%       1.29 - 1.89%    -12.39 - -11.86%
   2007..................   179    10.73 - 10.84      1,936        5.64        1.29 - 1.89       3.90 -   4.54
   2006 (ax).............    54    10.33 - 10.37        561        5.44        1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (av).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08
   2004..................   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -   1.73

   VIP Growth Stock (Service Class 2)
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ax).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98
   2004..................   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -   7.91

   VIP Index 500 (Service Class 2)
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15
   2004..................   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -   8.85

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2008..................     1   $11.48 - 11.48    $     7       5.56%        1.50 - 1.50%     -4.91 -  -4.91%
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37
   2004..................     2    11.44 - 11.44         25       4.04         1.50 - 1.50       2.63 -   2.63

   VIP Mid Cap (Service Class 2)
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (av).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ax)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (av).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18
   2004..................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 -  11.61

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (av).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense
                      Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2008..............  4,023  $ 9.66 - 10.54    $ 41,666      3.28%        1.29 - 2.69%    -36.89 - -35.98%
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18
   2004..............  5,083   14.27 - 14.71      74,266      2.61         1.29 - 2.69       7.64 -   9.19

   Franklin High Income Securities
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00
   2004 (au).........    776   10.63 - 10.72       8,293      2.06         1.28 - 2.44       6.34 -   7.18

   Franklin Income Securities
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50
   2004 (au).........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 -  12.63

   Franklin Large Cap Growth Securities
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49
   2004 (ay).........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -   5.33

   Franklin Small Cap Value Securities
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57
   2004..............  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 -  22.15

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2008..............    158  $11.14 - 12.89    $  1,742      0.00%        1.15 - 2.34%    -43.84 - -43.15%
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59
   2004..............    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 -  10.04

   Franklin U.S. Government
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09
   2004 (au).........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -   2.74

   Mutual Discovery Securities
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (av).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29
   2004..............  5,727   10.97 - 13.77      78,149      0.70         1.28 - 2.69       9.60 -   9.75

   Templeton Developing Markets Securities
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20
   2004..............    706   20.32 - 20.90      14,632      1.59         1.29 - 2.59      21.48 -  23.10

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2008...............  9,583  $ 9.79 - 12.82    $115,017       2.41%       1.15 - 2.69%    -41.98 - -41.06%
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91
   2004...............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 -  55.28

   Templeton Global Income Securities
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39
   2004...............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 -  13.26

   Templeton Growth Securities
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62
   2004...............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 -  14.70

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77
   2004...............     10    7.17 - 10.62          83       0.70        1.15 - 1.65       7.30 -   7.84

   VIT Growth and Income
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46
   2004...............      1   10.88 - 10.88           9       1.53        1.59 - 1.59      16.92 -  16.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2008..................   539   $ 7.88 -  8.27    $ 4,412       0.98%        1.29 - 2.59%    -38.36 - -37.53%
   2007..................   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006..................   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005..................   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01
   2004..................   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37      24.17 -  24.17

   VIT Strategic International Equity
   2008..................   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..................   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006..................   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005..................     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41
   2004..................     3    11.10 - 11.41         31       1.29         1.15 - 1.59      11.69 -  14.06

   VIT Structured Small Cap Equity
   2008.................. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.................. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.................. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005.................. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67
   2004..................    28    13.83 - 17.93        446       0.18         1.15 - 1.85      14.18 -  15.00

   VIT Structured U.S. Equity Fund
   2008.................. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.................. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 - 1.85      12.82 -  13.63

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16
   2004 (au).............     2    11.38 - 11.38         19       0.46         1.50 - 1.50      13.82 -  13.82

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (j) (al).........   --        NA - NA         $--           NA         0.00 - 0.00%        NA - NA
   2007..................    2    $22.14 - 22.14       54         1.44%        1.50 - 1.50      16.47 -  16.47%
   2006..................    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005..................    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65
   2004..................    2     15.62 - 15.62       38         0.27         1.50 - 1.50      16.45 -  16.45

   International Growth (Service Shares)
   2008 (k) (al).........    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets
   2008..................  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007..................  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006..................    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005..................    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67
   2004..................  < 1     22.74 - 22.74        9         0.63         1.50 - 1.50      28.63 -  28.63

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (am)(ak).........   --        N/A -  N/A       --          N/A         0.00 - 0.00         N/A -   N/A
   2006..................    1     14.32 - 14.32        7         1.38         1.50 - 1.50      16.35 -  16.35
   2005..................    1     12.31 - 12.31        6         0.86         1.50 - 1.50       2.49 -   2.49
   2004..................    1     12.01 - 12.01        6         0.54         1.50 - 1.50       6.69 -   6.69
   2003..................    1     11.26 - 11.26        6         0.26         1.50 - 1.50      36.95 -  36.95

   Legg Mason Variable Fundamental Value Portfolio
   2008..................  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (am)(an).........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I
   2008..................   < 1   $ 8.67 -  8.67    $     1       0.30%        1.50 - 1.50%    -36.59 - -36.59%
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93
   2004 (au).............     1    10.94 - 10.94          8       2.81         1.50 - 1.50       9.35 -   9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40
   2004 (ay).............   170    10.89 - 10.92      1,850       0.57         1.29 - 2.29       8.93 -   9.20

   Bond-Debenture
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01
   2004 (ay).............   253    10.34 - 10.37      2,625       8.91         1.29 - 2.44       3.40 -   3.70

   Growth and Income
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32
   2004 (ay).............   362    10.87 - 10.90      3,950       1.23         1.29 - 2.44       8.73 -   9.04

   Growth Opportunities
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51
   2004 (ay).............    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 -  11.53

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Mid-Cap Value
   2008................. 3,371   $ 7.40 -  7.83    $26,079       1.19%        1.29 - 2.59%    -40.93 - -40.14%
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01
   2004 (ay)............   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 -  11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth (l)
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94
   2004.................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 -  11.67

   MFS High Income
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89
   2004.................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -   7.79

   MFS Investors Trust
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09
   2004.................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -   9.97

   MFS New Discovery
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02
   2004.................   306    12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -   5.20

--------
(l)Previously known as MFS Emerging Growth
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Research
   2008.................   91    $ 5.58 -  7.32     $  597       0.54%        1.15 - 1.65%    -37.13 - -36.82%
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57
   2004.................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 -  14.53

   MFS Research Bond
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26
   2004.................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -   4.75

   MFS Utilities
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71
   2004.................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 -  28.45

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class) (m)
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46
   2004.................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 -  11.20

   MFS Investors Trust (Service Class)
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58
   2004.................   87      8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -   9.63

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2008...............     43  $ 5.96 -  6.20    $    263      0.00%        1.35 - 1.85%    -40.64 - -40.34%
   2007...............     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006...............    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005...............    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62
   2004...............    120   11.87 - 11.87       1,075      0.00         1.50 - 1.50       4.62 -   4.62

   MFS Research (Service Class)
   2008...............     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007...............     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006...............     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005...............     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12
   2004...............     49    8.62 -  8.79         430      0.88         1.35 - 1.85      13.43 -  14.01

   MFS Utilities (Service Class)
   2008...............     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007...............     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006...............    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005...............    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00
   2004...............     63   13.05 - 13.05         635      1.26         1.50 - 1.50      27.90 -  27.90

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  Sub-Accounts:
   Aggressive Equity
   2008...............  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007...............  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006...............  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005...............  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31
   2004...............  3,564    7.34 -  7.71      36,091      0.01         0.70 - 2.05      10.43 -  11.93

   Dividend Growth
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87
   2004............... 22,317   10.42 - 11.67     696,586      1.55         0.70 - 2.05       6.26 -   7.70

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Capital Opportunities (n)
   2008...............  6,492  $ 5.21 -  5.21    $132,556      0.27%        0.70 - 2.05%    -48.69 - -47.99%
   2007...............  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006............... 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005............... 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33
   2004............... 14,403    6.95 -  7.34     511,428      0.40         0.70 - 2.05       8.89 -  10.37

   European Equity (o)
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93
   2004...............  5,979    9.01 -  9.09     167,620      1.12         0.70 - 2.05      10.45 -  11.95

   Global Advantage
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05
   2004...............  2,664    7.51 -  8.14      22,063      0.43         0.70 - 2.05      10.26 -  11.75

   Global Dividend Growth
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60
   2004............... 10,008   11.83 - 12.89     201,476      1.45         0.70 - 2.05      12.60 -  14.13

   High Yield
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47
   2004...............  3,956    5.62 -  7.59      46,919      7.46         0.70 - 2.05       7.61 -   9.08

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2008...............  1,177  $10.27 - 11.62    $ 15,008      0.80%        0.70 - 2.05%    -27.78 - -26.80%
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21
   2004...............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 -  10.19

   Income Plus (p)
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61
   2004............... 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -   4.49

   Limited Duration
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16
   2004...............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -   0.71

   Money Market
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07
   2004............... 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -   0.16

   S&P 500 Index
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91
   2004............... 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -   9.82

--------
(p)Previously known as Quality Income Plus

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2008...............  5,406  $ 9.92 - 11.42    $126,027      0.77%        0.70 - 2.05%    -25.53 - -24.51%
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57
   2004............... 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -   9.60

   Utilities
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82
   2004...............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 -  19.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15
   2004...............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 -  11.02

   Dividend Growth (Class Y Shares)
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00
   2004............... 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -   6.81

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                     For the year ended December 31,
                         ------------------------------------ ------------------------------------------------
                                   Accumulation                                  Expense            Total
                         Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------  ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Capital Opportunities (Class Y Shares) (q)
   2008.................  6,953   $ 8.74 -  9.42    $ 44,054      0.19%        1.29 - 2.59%    -49.10 - -48.42%
   2007.................  8,548    17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006................. 10,777    14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005................. 12,195    14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38
   2004................. 13,667    12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -   9.43

   European Equity (Class Y Shares) ( r )
   2008.................  2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007.................  2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006.................  3,485    18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005.................  3,838    14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96
   2004.................  4,429    13.78 - 14.09      41,305      0.98         1.29 - 2.59       9.57 -  11.03

   Global Advantage (Class Y Shares)
   2008.................    688    10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007.................    857    18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006.................  1,036    16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005.................  1,190    14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07
   2004.................  1,302    13.66 - 13.97      10,869      0.30         1.29 - 2.59       9.38 -  10.84

   Global Dividend Growth (Class Y Shares)
   2008.................  2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.................  3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006.................  4,671    17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005.................  5,317    14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81
   2004.................  5,319    14.36 - 14.68      65,871      1.37         1.29 - 2.59      11.68 -  13.17

   High Yield (Class Y Shares)
   2008.................  1,904     9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007.................  2,582    12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006.................  3,372    12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005.................  4,278    11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61
   2004.................  4,910    11.99 - 12.25      37,267      7.51         1.29 - 2.59       6.73 -   8.15

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Income Builder (Class Y Shares)
   2008...............  1,415  $10.33 - 11.14    $ 14,458      0.76%        1.29 - 2.59%    -28.35 - -27.39%
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34
   2004...............  3,881   12.47 - 12.75      46,473      3.55         1.29 - 2.59       7.85 -   9.29

   Income Plus (Class Y Shares) (s)
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75
   2004............... 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -   3.72

   Limited Duration (Class Y Shares)
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20
   2004............... 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 -  -0.13

   Money Market (Class Y Shares)
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59       1.21 -  -0.11
   2004...............  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59      -1.99 -  -0.68

   S&P 500 Index (Class Y Shares)
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09
   2004............... 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -   8.87

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                   For the year ended December 31,
                           -------------------------------- ------------------------------------------------
                                    Accumulation     Net                       Expense            Total
                           Units     Unit Value     Assets   Investment        Ratio**          Return***
                           (000s) Lowest to Highest (000s)  Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2008................... 4,861   $11.73 - 12.65   $51,318     0.72%        1.29 - 2.59%    -26.17 - -25.18%
   2007................... 6,083    15.89 - 16.91    85,755     2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81    98,826     2.40         1.29 - 2.59      11.79 -  13.27
   2005................... 8,176    13.47 - 13.95    94,837     1.72         1.29 - 2.59       5.27 -   6.67
   2004................... 8,876    12.79 - 13.08    95,972     1.74         1.29 - 2.59       7.26 -   8.70

   Utilities (Class Y Shares)
   2008................... 1,834    13.19 - 14.22    15,980     0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65    30,831     1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27    33,317     1.79         1.29 - 2.59      16.93 -  18.48
   2005................... 3,375    14.88 - 15.42    32,047     2.19         1.29 - 2.59      11.40 -  12.88
   2004................... 3,569    13.36 - 13.66    29,343     2.33         1.29 - 2.59      17.17 -  18.73

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --       NA -   NA         --       NA         0.00 - 0.00         NA -  NA
   2007...................   < 1    18.97 - 18.97         6     0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01         7     0.00         1.37 - 1.59      12.89 -  13.14
   2005...................     2    13.93 - 14.38        32     0.00         1.15 - 1.59      11.95 -  12.44
   2004...................     2    12.45 - 12.79        28     0.00         1.15 - 1.59      14.47 -  14.98

   AMT Partners
   2008...................     4     7.76 -  7.76        31     0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57       120     0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40       142     0.67         1.59 - 1.59      10.48 -  10.48
   2005...................    11    13.94 - 13.94       159     0.96         1.59 - 1.59      16.19 -  16.19
   2004...................    12    12.00 - 12.00       140     0.01         1.59 - 1.59      17.10 -  17.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2008................   237   $ 8.17 -  8.22    $ 1,884       3.47%        1.15 - 1.80%    -44.49 - -44.12%
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70
   2004................   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -   8.84

   Oppenheimer Capital Appreciation
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90
   2004................ 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -   5.61

   Oppenheimer Core Bond
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -   4.18

   Oppenheimer Global Securities
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 -  17.68

   Oppenheimer High Income
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -   7.61

   Oppenheimer Main Street
   2008................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -   8.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (t)
   2008.................   135   $12.49 - 12.97    $ 1,741       0.55%        1.25 - 1.65%    -38.85 - -38.60%
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005.................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56
   2004.................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 -  17.94

   Oppenheimer MidCap Fund
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005.................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05
   2004.................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 -  18.41

   Oppenheimer Strategic Bond
   2008.................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007.................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -   7.43

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -   2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 -  38.83

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation (SS)
   2008................ 4,530   $ 7.93 -  8.60    $ 38,313      0.00%        1.29 - 2.69%    -47.13 - -46.36%
   2007................ 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................ 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................ 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51
   2004................ 3,109    12.66 - 12.97      40,076      0.20         1.29 - 2.69       3.75 -   5.24

   Oppenheimer Core Bond (SS)
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02
   2004 (ay)...........    68    10.10 - 10.12         687      0.00         1.29 - 2.09       0.97 -   1.18

   Oppenheimer Global Securities (SS)
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................ 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59
   2004................ 1,671    16.36 - 16.81      27,890      1.06         1.29 - 2.54      17.35 -  63.59

   Oppenheimer High Income (SS)
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................ 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69
   2004................ 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 -  36.05

   Oppenheimer Main Street (SS)
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................ 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38
   2004................ 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -   7.74

--------
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS) (u)
   2008................ 2,004   $11.68 - 12.67    $ 24,922      0.29%        1.29 - 2.59%    -39.61 - -38.80%
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30
   2004................ 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 -  17.64

   Oppenheimer MidCap Fund (SS)
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54
   2004................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 -  17.89

   Oppenheimer Strategic Bond (SS)
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16
   2004................ 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -   7.04

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged) (v)
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57
   2004................   < 1    11.24 - 11.24           2      1.92         1.50 - 1.50       3.98 -   3.98

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   Money Market
   2008............     2   $10.71 - 10.71    $    23       2.32%        1.50 - 1.50%      0.72 -   0.72%
   2007............     2    10.63 - 10.63         25       4.34         1.50 - 1.50       3.30 -   3.30
   2006............     1    10.29 - 10.29          9       4.50         1.50 - 1.50       3.05 -   3.05
   2005............     1     9.99 -  9.99          9       1.89         1.50 - 1.50       1.23 -   1.23
   2004............     2     9.86 -  9.86         18       0.91         1.50 - 1.50      -0.63 -  -0.63

   PIMCO Total Return
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91
   2004............   < 1    11.46 - 11.46          1       1.76         1.50 - 1.50       3.31 -   3.31

   PIMCO VIT Commodity RealReturn Strategy
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ax).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ax).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ax).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ax)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap (w)
   2008...............   < 1   $10.40 - 10.40    $     1       0.00%        1.50 - 1.50%    -42.51 - -42.51%
   2007...............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006...............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005...............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44
   2004...............   < 1    15.15 - 15.15          2       0.04         1.50 - 1.50      16.11 -  16.11

   OpCap Balanced
   2008...............     1     7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007...............     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006...............     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005...............     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20
   2004 (au)..........     1    10.79 - 10.79         10       0.00         1.50 - 1.50       7.94 -   7.94

Investments in the
  Putnam Variable
  Trust Sub-Accounts:
   VT American Government Income
   2008............... 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007............... 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006............... 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005............... 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55
   2004............... 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15       0.45 -   1.84

   VT Capital Appreciation
   2008............... 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007............... 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006............... 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005............... 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02
   2004............... 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15      12.24 -  13.78

   VT Capital Opportunities
   2008...............   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007...............   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006...............   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005...............   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37
   2004...............   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80      16.00 -  17.18

--------
(w)Previously known as OpCap Small Cap
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                     For the year ended December 31,
                        ------------------------------------ ------------------------------------------------
                                  Accumulation                                  Expense            Total
                        Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2008................  2,154   $ 3.17 -  3.54    $  7,383      0.00%        0.80 - 2.15%    -44.52 - -43.75%
   2007................  2,620     5.71 -  6.29      16,059      0.00         0.80 - 2.15       7.93 -   9.43
   2006................  2,971     5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 -  10.18
   2005................  3,413     4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -   6.39
   2004................  4,137     4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -   6.72

   VT Diversified Income
   2008................  3,545     9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007................  4,904    13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006................  5,915    13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005................  6,486    13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23
   2004................  6,968    13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -   8.33

   VT Equity Income
   2008................  1,857    10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007................  2,132    15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006................  2,267    15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005................  2,057    13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66
   2004................  1,611    13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 -  31.03

   VT The George Putnam Fund of Boston
   2008................  9,817     7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007................ 13,315    13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006................ 16,006    13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005................ 19,864    12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17
   2004................ 20,326    11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -   7.34

   VT Global Asset Allocation
   2008................  3,028     8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007................  3,664    12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006................  3,913    12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005................  3,355    10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12
   2004................  2,842    10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -   8.24

   VT Global Equity
   2008................  4,024     4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007................  5,116     7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006................  6,002     7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005................  6,652     5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91
   2004................  7,523     5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 -  12.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2008.............. 25,667  $ 7.91 -  9.11    $183,219       2.19%       0.70 - 2.69%    -40.35 - -39.12%
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005.............. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50
   2004.............. 60,631   11.57 - 14.46     638,184       1.57        0.70 - 2.69       8.12 -  10.34

   VT Growth Opportunities
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005..............  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28
   2004..............  6,236    4.05 -  4.33      26,369       0.00        0.80 - 2.15      -0.44 -   0.93

   VT Health Sciences
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227       0.32        0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355       0.06        0.80 - 2.49      10.39 -  12.29
   2004..............  7,307   11.50 - 11.72      79,846       0.18        0.80 - 2.49       4.46 -   6.27

   VT High Yield
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005..............  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27
   2004..............  7,790   13.13 - 14.24     100,363       7.97        0.80 - 2.59       9.66 -  42.44

   VT Income
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005.............. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54
   2004.............. 16,891   10.53 - 13.00     201,496       4.05        0.80 - 2.59       3.60 -   5.30

   VT International Equity
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005.............. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42
   2004.............. 23,292    8.96 - 14.24     247,472       1.42        0.70 - 2.59      13.19 -  15.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2008..............  2,829  $ 8.02 -  9.52    $ 26,205      1.95%        0.80 - 2.15%    -47.18 - -46.45%
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005..............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19
   2004..............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 -  20.01

   VT International New Opportunities
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005..............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42
   2004..............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 -  12.44

   VT Investors
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006.............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005.............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94
   2004.............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 -  11.74

   VT Mid Cap Value
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005..............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54
   2004..............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 -  14.52

   VT Money Market
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005..............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71
   2004..............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59      -4.24 -  -0.15

   VT New Opportunities
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005.............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12
   2004.............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -   9.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2008..............  8,326  $ 6.11 -  9.51    $ 72,807      1.86%        0.80 - 2.59%    -46.19 - -45.20%
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51
   2004.............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59      14.50 -  62.44

   VT OTC & Emerging Growth
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00
   2004..............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10       6.25 -   7.66

   VT Research
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17
   2004.............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49       4.88 -   6.70

   VT Small Cap Value
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29
   2004..............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30      23.31 -  25.33

   VT Utilities Growth and Income
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02
   2005..............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69       5.66 -   7.71
   2004..............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69      18.33 -  20.63

   VT Vista
   2008..............  4,906    5.66 -  9.29      27,891      0.00          0.80 -2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69       9.14 -  11.25
   2004.............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69      15.42 -  17.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2008............... 19,903  $ 4.47 -  8.33    $115,942      0.00%        0.70 - 2.69%    -38.73 - -37.47%
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005............... 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96
   2004............... 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -   4.30

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth International Equity (ao)
   2007 (aq)(ar)......     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 -  23.06
   2005...............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 -  11.67
   2004...............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 -  43.23
   2003...............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 -  22.67

   RidgeWorth Investment Grade Bond (ap)
   2007 (ar)..........     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -   3.17
   2005...............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -   1.14
   2004...............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -   2.83
   2003...............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -   0.26

   RidgeWorth Large Cap Core Equity (x)
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005...............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78
   2004...............    476   12.64 - 12.81       5,210      1.19         1.29 - 2.19      12.83 -  26.43

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                  For the year ended December 31,
                       ----------------------------------- ---------------------------------------------
                                Accumulation               Investment      Expense            Total
                       Units     Unit Value     Net Assets   Income        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock (y)
   2008...............   546   $ 6.92 -  7.62    $ 6,777      0.25%      1.15 - 2.34%    -42.07 - -41.36%
   2007...............   755    11.80 - 13.15     15,510      0.38       1.15 - 2.34      12.57 -  13.95
   2006............... 1,120    10.35 - 11.68     21,018      0.27       1.15 - 2.34       8.24 -   9.56
   2005............... 1,599     9.45 - 10.79     28,572      0.13       1.15 - 2.34      -3.21 -  -2.03
   2004............... 2,222    11.15 - 11.33     41,879      0.26       1.29 - 2.34       4.26 -   5.38

   RidgeWorth Large Cap Value Equity (z)
   2008...............   534     9.71 - 10.24      7,773      2.09       1.15 - 2.19     -34.26 - -33.56
   2007...............   711    14.61 - 15.57     15,457      1.51       1.15 - 2.19       1.28 -   2.36
   2006............... 1,011    14.27 - 15.37     22,014      1.40       1.15 - 2.19      19.79 -  21.07
   2005............... 1,458    11.79 - 12.83     27,023      1.56       1.15 - 2.19       1.48 -   2.57
   2004............... 1,933    12.65 - 12.82     35,540      1.83       1.29 - 2.19      26.47 -  28.18

   RidgeWorth Mid-Cap Core Equity Fund (aa)
   2008...............   248     7.39 -  9.46      2,606      0.68       1.15 - 2.09     -41.90 - -41.34
   2007...............   331    12.60 - 16.29      5,835      0.22       1.15 - 2.09       2.97 -   3.97
   2006...............   480    12.12 - 15.82      8,465      0.39       1.15 - 2.09       8.41 -   9.46
   2005...............   639    11.07 - 14.59     10,606      0.44       1.15 - 2.09      11.94 -  13.02
   2004...............   822    13.03 - 13.19     12,560      0.83       1.29 - 2.09      15.31 -  30.33

   RidgeWorth Small Cap Value Equity Fund (ab)
   2008...............   239    11.93 - 19.87      3,491      1.63       1.15 - 2.39     -34.74 - -33.91
   2007...............   351    18.28 - 30.07      7,960      0.91       1.15 - 2.39       0.09 -   1.38
   2006...............   439    18.26 - 29.66     10,021      0.45       1.15 - 2.39      13.34 -  14.78
   2005...............   526    16.11 - 25.84     10,668      0.44       1.15 - 2.39      10.63 -  61.15
   2004...............   642    14.81 - 15.00     11,863      0.38       1.29 - 2.14      21.53 -  22.59

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund (ac)
   2008...................   < 1   $ 8.69 -  8.69    $     1      0.04%      1.50 - 1.50%    -42.79 - -42.79%
   2007...................   < 1    15.19 - 15.19          7      0.08       1.50 - 1.50      16.05 -  16.05
   2006...................   < 1    13.09 - 13.09          5      0.00       1.50 - 1.50       4.19 -   4.19
   2005...................   < 1    12.57 - 12.57          4      0.00       1.50 - 1.50      -0.40 -  -0.40
   2004...................   < 1    12.62 - 12.62        < 1      0.00       1.50 - 1.50       7.71 -   7.71

Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)
   2008................... 3,844     5.22 -  7.15     22,578      0.20       0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35 - 14.46     55,126      0.00       0.70 - 2.69      18.61 -  21.05
   2006................... 5,948     8.55 - 12.19     58,189      0.00       0.70 - 2.69       1.31 -   3.38
   2005................... 7,010     8.27 - 12.03     67,276      0.48       0.70 - 2.69      12.61 -  14.90
   2004................... 8,272     7.20 - 10.68     70,049      0.19       0.70 - 2.69       6.83 -   7.02

   Van Kampen UIF Core Plus Fixed Income (ae)
   2008...................    88    10.97 - 12.98        993      4.32       1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45 - 14.62      1,773      3.61       1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03 - 14.03      1,863      3.95       1.15 - 1.85       1.82 -   2.55
   2005...................   175    11.81 - 13.68      2,108      3.18       1.15 - 1.85       2.29 -   3.03
   2004...................   246    11.55 - 13.28      2,892      4.08       1.15 - 1.85       2.44 -   3.17

   Van Kampen UIF Emerging Markets Equity
   2008................... 1,971    10.25 - 15.67     22,242      0.00       0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81 - 36.93     66,623      0.44       0.70 - 2.20      37.38 -  39.47
   2006................... 3,270    17.07 - 25.15     63,047      0.75       0.70 - 2.20      34.17 -  36.19
   2005................... 3,778    12.53 - 20.03     54,052      0.36       0.70 - 2.20      30.95 -  32.92
   2004................... 3,920     9.43 - 14.32     43,013      0.66       0.70 - 2.20      20.41 -  22.26

   Van Kampen UIF Global Value Equity
   2008...................     3     8.10 -  8.42         27      2.54       1.35 - 1.85     -41.26 - -40.96
   2007...................     3    13.78 - 16.90         50      1.97       1.15 - 1.85       4.65 -   5.41
   2006...................     4    13.17 - 16.03         54      1.59       1.15 - 1.85      18.97 -  19.83
   2005...................     4    11.07 - 13.38         47      1.04       1.15 - 1.85       3.88 -   4.62
   2004...................     4    10.66 - 12.79         41      0.73       1.15 - 1.85      11.44 -  12.24

--------
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts
  (continued):
   Van Kampen UIF High Yield
   2008...................      1  $10.60 - 10.60    $      5    10.58%      1.50 - 1.50%    -24.01 - -24.01%
   2007...................      1   13.94 - 13.94           9     8.84       1.50 - 1.50       2.44 -   2.44
   2006...................      1   13.61 - 13.61           9     8.01       1.50 - 1.50       7.00 -   7.00
   2005...................      1   12.72 - 12.72           8     0.76       1.50 - 1.50      -0.45 -  -0.45
   2004...................     27   12.78 - 12.78         351     6.02       1.50 - 1.50       7.84 -   7.84

   Van Kampen UIF International Magnum
   2008...................  2,242    7.82 -  9.33      16,897     3.22       0.70 - 2.20     -45.83 - -45.01
   2007...................  2,797   14.22 - 17.22      38,584     1.49       0.70 - 2.20      12.08 -  13.79
   2006...................  3,317   12.50 - 14.05      40,739     0.09       0.70 - 2.20      22.42 -  24.26
   2005...................  3,465   10.06 - 11.48      34,680     1.20       0.70 - 2.20       8.66 -  10.30
   2004...................  3,705    9.12 - 10.56      34,028     2.75       0.70 - 2.20      14.84 -  16.57

   Van Kampen UIF Mid Cap Growth
   2008...................  1,674    9.53 - 10.20      16,010     0.81       0.70 - 2.30     -47.98 - -47.14
   2007...................  2,085   18.32 - 19.30      38,132     0.00       0.70 - 2.30      19.86 -  21.81
   2006...................  2,642   15.28 - 15.85      40,057     0.00       0.70 - 2.30       6.80 -   8.51
   2005...................  2,911   14.31 - 14.60      41,086     0.00       0.70 - 2.30      14.88 -  16.75
   2004...................  2,992   12.46 - 12.51      36,518     0.00       0.70 - 2.30      18.80 -  20.75

   Van Kampen UIF U.S. Mid Cap Value
   2008...................  5,830    8.64 - 10.61      51,012     0.84       0.70 - 2.69     -42.87 - -41.70
   2007...................  7,726   15.12 - 18.20     116,996     0.68       0.70 - 2.69       4.93 -   7.09
   2006...................  9,904   14.41 - 17.00     141,489     0.28       0.70 - 2.69      17.46 -  19.86
   2005................... 11,514   12.26 - 14.18     138,619     0.31       0.70 - 2.69       9.30 -  11.53
   2004................... 12,988   11.22 - 12.71     141,466     0.02       0.70 - 2.69      12.22 -  13.79

   Van Kampen UIF U.S. Real Estate
   2008...................  1,251   12.21 - 20.57      20,588     3.57       0.70 - 2.30     -39.31 - -38.33
   2007...................  1,726   20.13 - 33.35      46,609     1.16       0.70 - 2.30     -18.97 - -17.65
   2006...................  2,397   24.84 - 40.50      79,513     1.10       0.70 - 2.30      34.92 -  37.09
   2005...................  2,895   18.41 - 29.54      70,733     1.20       0.70 - 2.30      14.37 -  16.24
   2004...................  3,448   16.10 - 25.42      73,302     1.55       0.70 - 2.30      33.26 -  35.44

   Van Kampen UIF Value
   2008...................      9    8.70 - 10.40          86     3.45       1.15 - 2.00     -37.14 - -36.59
   2007...................     17   13.85 - 16.40         252     1.76       1.15 - 2.00      -5.02 -  -4.18
   2006...................     22   14.58 - 17.11         342     1.68       1.15 - 2.00      14.56 -  15.56
   2005...................     26   12.72 - 14.81         347     1.32       1.15 - 2.00       3.37 -  27.24
   2004...................     25   13.72 - 14.33         337     0.95       1.15 - 1.65      15.91 -  16.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2008................... 1,264   $14.92 - 16.19    $ 18,942     7.44%      1.29 - 2.59%    -17.18 - -16.08%
   2007................... 1,611    15.64 - 18.02      28,786     7.28       1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699     8.87       1.29 - 2.59       7.94 -   9.38
   2005................... 1,663    13.61 - 16.11      25,554     7.44       1.29 - 2.59       9.24 -  10.69
   2004................... 1,248    12.03 - 12.30      17,171     7.13       1.29 - 2.59       7.23 -   8.66

   Van Kampen UIF Emerging Markets Equity (Class II)
   2008...................   654    17.78 - 19.16      12,286     0.00       1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679     0.41       1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945     0.75       1.29 - 2.59      33.63 -  35.40
   2005...................   903    23.08 - 23.91      21,348     0.35       1.29 - 2.59      30.31 -  32.05
   2004...................   471    17.71 - 18.10       8,467     0.70       1.29 - 2.59      21.41 -  77.09

   Van Kampen UIF Equity and Income (Class II)
   2008................... 4,556    10.88 - 11.73      47,934     2.44       1.29 - 2.59     -24.69 - -23.68
   2007................... 5,858    13.21 - 14.45      81,721     1.87       1.29 - 2.59       0.67 -   2.02
   2006................... 6,061    14.36 - 15.07      83,763     1.17       1.29 - 2.59       9.67 -  11.13
   2005................... 4,725    13.09 - 13.56      58,796     0.67       1.29 - 2.59       4.61 -   6.00
   2004................... 1,935    12.51 - 12.79      23,296     0.00       1.29 - 2.59       8.63 -  10.08

   Van Kampen UIF Capital Growth (Class II) (af)
   2008...................   921     8.08 -  8.71       7,452     0.00       1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705     0.00       1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809     0.00       1.29 - 2.59       1.13 -   2.48
   2005................... 1,530    12.27 - 13.67      20,355     0.35       1.29 - 2.59      12.50 -  13.99
   2004................... 1,411    12.15 - 12.42      16,668     0.12       1.29 - 2.59       4.65 -   6.04

   Van Kampen UIF Global Franchise (Class II)
   2008................... 5,440    12.75 - 13.74      67,172     1.73       1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171     0.00       1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948     1.43       1.29 - 2.59      18.37 -  19.95
   2005................... 5,284    12.30 - 14.55      74,280     0.00       1.29 - 2.59       9.08 -  10.54
   2004................... 2,482    13.34 - 13.64      32,544     0.15       1.29 - 2.59       9.85 -  11.31

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Int'l Growth Equity (Class II)
   2008...................   502   $ 5.95 -  6.17    $  3,062     0.00%      1.29 - 2.59%    -49.86 - -49.19%
   2007...................   433    11.90 - 12.14       3,062     0.17       1.29 - 2.44      11.46 -  12.78
   2006 (ax)..............   351    10.68 - 10.76       3,765     0.28       1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2008................... 3,170    11.56 - 12.46      27,843     0.70       1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807     0.00       1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627     0.00       1.29 - 2.59       6.32 -   7.73
   2005................... 1,949    17.58 - 18.21      35,035     0.00       1.29 - 2.59      14.27 -  15.79
   2004................... 1,348    15.38 - 15.73      21,019     0.00       1.29 - 2.59      18.33 -  19.91

   Van Kampen UIF Small Company Growth (Class II)
   2008................... 1,011    10.90 - 11.76      11,622     0.00       1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184     0.00       1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591     0.00       1.29 - 2.59      10.40 -  87.42
   2005................... 1,560    17.20 - 17.82      27,468     0.00       1.29 - 2.59       9.97 -  11.43
   2004................... 1,507    15.64 - 15.99      23,918     0.00       1.29 - 2.59      15.87 -  17.41

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2008................... 3,724    11.40 - 12.29      40,747     0.76       1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97      79,806     0.61       1.29 - 2.59       4.94 -   6.35
   2006................... 4,425    14.93 - 19.03      81,291     0.22       1.29 - 2.59      17.51 -  19.07
   2005................... 3,855    12.54 - 16.20      60,801     0.26       1.29 - 2.59       9.25 -  10.71
   2004................... 2,709    14.83 - 15.16      39,035     0.01       1.29 - 2.59      11.56 -  13.05

   Van Kampen UIF U.S. Real Estate (Class II)
   2008................... 3,317    14.05 - 15.33      47,539     2.88       1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472     1.01       1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645     0.96       1.29 - 2.69      33.98 -  35.90
   2005................... 4,154    19.79 - 21.61      87,617     1.15       1.29 - 2.69      13.62 -  15.25
   2004................... 3,417    17.17 - 19.02      62,735     1.60       1.29 - 2.69      34.32 -  90.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                   For the year ended December 31,
                           ------------------------------------ ---------------------------------------------
                                     Accumulation               Investment      Expense            Total
                           Units      Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s)  Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------  ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth (ag)
   2008..................  3,876    $ 3.52 -  5.91    $ 18,810     0.54%      0.70 - 2.30%    -50.15 - -49.34%
   2007..................  4,617      6.96 - 11.85      45,412     0.05       0.70 - 2.30      14.29 -  16.14
   2006..................  6,027      5.99 - 10.37      51,748     0.00       0.70 - 2.30       0.52 -   2.14
   2005..................  7,916      5.86 - 10.32      68,990     0.26       0.70 - 2.30       5.46 -   7.18
   2004..................  9,614      5.47 -  9.78      81,916     0.00       0.70 - 2.30       4.57 -   6.29

   LIT Comstock
   2008..................  4,331      8.31 -  9.16      38,125     2.68       0.70 - 2.30     -37.14 - -36.12
   2007..................  5,664     13.22 - 14.35      78,670     1.97       0.70 - 2.30      -4.28 -  -2.73
   2006..................  7,391     13.81 - 14.75     106,183     1.48       0.70 - 2.30      13.64 -  15.47
   2005..................  9,041     12.15 - 12.77     113,319     1.22       0.70 - 2.30       1.98 -   3.64
   2004..................  8,736     11.92 - 12.32     106,501     0.86       0.70 - 2.30      15.05 -  16.94

   LIT Government
   2008..................     96     11.91 - 12.24       1,172     4.61       1.25 - 1.65       0.14 -   0.55
   2007..................    116     11.90 - 12.17       1,405     4.92       1.25 - 1.65       5.57 -   5.99
   2006..................    142     11.27 - 11.48       1,626     4.33       1.25 - 1.65       1.65 -   2.06
   2005..................    146     11.09 - 11.25       1,637     4.21       1.25 - 1.65       1.85 -   2.25
   2004..................    182     10.88 - 11.00       1,997     4.50       1.25 - 1.65       2.46 -   2.87

   LIT Money Market
   2008..................    319     11.27 - 11.70       3,685     2.12       1.25 - 1.65       0.35 -   0.75
   2007..................    294     11.23 - 11.62       3,380     4.78       1.25 - 1.65       2.99 -   3.41
   2006..................    263     10.91 - 11.23       2,931     4.04       1.25 - 1.65       2.72 -   3.13
   2005..................    273     10.62 - 10.89       2,961     2.70       1.25 - 1.65       1.01 -   1.41
   2004..................    231     10.51 - 10.74       2,480     0.85       1.25 - 1.65      -0.85 -  -0.45

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II) (ah)
   2008................... 4,416      7.21 -  7.78      26,105     0.20       1.29 - 2.59     -50.44 - -49.77
   2007................... 5,416     14.55 - 15.43      63,457     0.00       1.29 - 2.59      13.61 -  15.13
   2006................... 6,472     12.81 - 13.45      65,542     0.00       1.29 - 2.59      -0.03 -   1.30
   2005................... 6,958     12.81 - 13.23      68,765     0.01       1.29 - 2.59       4.86 -   6.25
   2004................... 7,134     12.22 - 12.45      63,974     0.00       1.29 - 2.59       4.01 -   5.40

--------
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                  For the year ended December 31,
                        ----------------------------------- ---------------------------------------------
                                 Accumulation               Investment      Expense            Total
                        Units     Unit Value     Net Assets   Income        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Comstock (Class II)
   2008................ 16,334  $ 9.69 - 10.44    $149,246     2.38%      1.29 - 2.59%    -37.47 - -36.63%
   2007................ 20,553   12.90 - 15.49     297,888     1.71       1.29 - 2.59      -4.87 -  -3.60
   2006................ 23,656   16.28 - 17.09     356,769     1.25       1.29 - 2.59      13.05 -  14.55
   2005................ 23,945   14.40 - 14.92     317,128     0.87       1.29 - 2.59       1.42 -   2.77
   2004................ 18,304   14.20 - 14.52     236,274     0.67       1.29 - 2.59      14.39 -  15.91

   LIT Growth and Income (Class II)
   2008................  7,078   11.64 - 12.71      84,837     1.92       1.29 - 2.69     -34.04 - -33.09
   2007................  8,749   17.56 - 17.65     157,176     1.44       1.29 - 2.69      -0.25 -   1.19
   2006................  9,672   17.69 - 17.35     171,902     0.97       1.29 - 2.69      12.86 -  14.48
   2005................  9,458   15.68 - 16.39     147,128     0.78       1.29 - 2.69       6.78 -   8.31
   2004................  7,527   14.68 - 15.14     108,454     0.64       1.29 - 2.69      11.05 -  12.65

   LIT Mid Cap Growth (Class II) (ai)
   2008................  1,132    7.94 -  9.36       9,250     0.00       0.70 - 2.59     -48.22 - -47.21
   2007................  1,353   15.03 - 18.08      21,082     0.00       0.70 - 2.59      14.54 -  16.78
   2006................  1,638   12.23 - 12.87      21,980     0.00       0.70 - 2.59       2.21 -   4.19
   2005................  1,821   11.97 - 12.36      23,587     0.00       0.70 - 2.59       8.24 -  10.34
   2004................  1,774   11.20 - 14.27      21,143     0.00       0.70 - 2.59      11.92 -  11.97

   LIT Money Market (Class II)
   2008................  3,348   10.00 - 10.69      35,231     1.92       1.29 - 2.59      -0.85 -   0.48
   2007................  3,118   10.09 - 10.64      32,788     4.79       1.29 - 2.59       1.74 -   3.10
   2006................  3,035    9.92 - 10.32      31,042     3.94       1.29 - 2.59       1.48 -   2.83
   2005................  3,045    9.77 - 10.04      30,362     2.48       1.29 - 2.59      -0.22 -   1.11
   2004................  1,784    9.79 -  9.93      17,650     0.72       1.29 - 2.59      -2.06 -  -0.75

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                    ----------------------------------------
($ IN MILLIONS)                                                                        2008           2007           2006
                                                                                    ----------     ----------     ----------
REVENUES
Premiums (net of reinsurance ceded of $534, $625 and $617)                         $      585     $      502     $      576
Contract charges (net of reinsurance ceded of $340, $315 and $170)                        911            942          1,009
Net investment income                                                                   3,720          4,205          4,057
Realized capital gains and losses                                                      (3,052)          (197)           (79)
                                                                                    ----------     ----------     ----------

                                                                                        2,164          5,452          5,563

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $1,099, $646 and $548)              1,397          1,364          1,372
Interest credited to contractholder funds (net of reinsurance recoveries
   of $43, $47 and $41)                                                                 2,356          2,628          2,543
Amortization of deferred policy acquisition costs                                         643            518            538
Operating costs and expenses                                                              400            340            398
                                                                                    ----------     ----------     ----------
                                                                                        4,796          4,850          4,851

Loss on disposition of operations                                                          (4)           (10)           (88)
                                                                                    ----------     ----------     ----------

(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                (2,636)           592            624
                                                                                    ----------     ----------     ----------

Income tax (benefit) expense                                                             (946)           180            196
                                                                                    ----------     ----------     ----------

NET (LOSS) INCOME                                                                      (1,690)           412            428
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                            (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                                    (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

COMPREHENSIVE (LOSS) INCOME                                                        $   (3,943)    $        3     $      165
                                                                                    ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
                                                                                        2008           2007
                                                                                     ----------     ----------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)
ASSETS
Investments
    Fixed income securities, at fair value (amortized cost $49,136 and $58,020)     $   42,446     $   58,469
    Mortgage loans                                                                      10,012          9,901
    Equity securities, at fair value (cost $106 and $102)                                   82            102
    Limited partnership interests                                                        1,187            994
    Short-term, at fair value (amortized cost $3,855 and $386)                           3,858            386
    Policy loans                                                                           813            770
    Other                                                                                1,374          1,792
                                                                                     ----------     ----------
   Total investments                                                                    59,772         72,414

Cash                                                                                        93            185
Deferred policy acquisition costs                                                        6,701          3,905
Reinsurance recoverables                                                                 3,923          3,410
Accrued investment income                                                                  542            652
Deferred income taxes                                                                    1,382             --
Other assets                                                                             1,294            622
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL ASSETS                                                                     $   81,946     $   96,117
                                                                                     ==========     ==========

LIABILITIES
Contractholder funds                                                                $   56,780     $   60,464
Reserve for life-contingent contract benefits                                           12,256         12,598
Unearned premiums                                                                           32             33
Payable to affiliates, net                                                                 142            206
Other liabilities and accrued expenses                                                   1,638          2,823
Deferred income taxes                                                                       --            101
Surplus notes due to related parties                                                       650            200
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL LIABILITIES                                                                    79,737         91,354
                                                                                     ----------     ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Common stock, $227 par value, 23,800 shares authorized and outstanding                       5              5
Additional capital paid-in                                                               2,475          1,108
Retained income                                                                          2,066          3,734
Accumulated other comprehensive loss:
    Unrealized net capital gains and losses                                             (2,337)           (84)
                                                                                     ----------     ----------
   Total accumulated other comprehensive loss                                           (2,337)           (84)
                                                                                     ----------     ----------
   TOTAL SHAREHOLDER'S EQUITY                                                            2,209          4,763
                                                                                     ----------     ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $   81,946     $   96,117
                                                                                     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                          $       --     $        5     $        5
Redemption of stock                                                                         --             (5)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                        --             --              5
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES B                                                       --             --             --
                                                                                     ----------     ----------     ----------
COMMON STOCK                                                                                 5              5              5
                                                                                     ----------     ----------     ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                               1,108          1,108          1,108
Capital contributions                                                                    1,349             --             --
Gain on reinsurance transaction with affiliate (see Note 5)                                 18             --             --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,475          1,108          1,108
                                                                                     ----------     ----------     ----------
RETAINED INCOME
Balance, beginning of year                                                               3,734          4,055          4,302
Net (loss) income                                                                       (1,690)           412            428
Gain on purchase of investments from AIC (see Note 5)                                       22             --             --
Dividends                                                                                   --           (725)          (675)
Cumulative effect of a change in accounting principle                                       --             (8)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,066          3,734          4,055
                                                                                     ----------     ----------     ----------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                                                 (84)           325            588
Change in unrealized net capital gains and losses                                       (2,253)          (409)          (263)
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                    (2,337)           (84)           325
                                                                                     ----------     ----------     ----------
TOTAL SHAREHOLDER'S EQUITY                                                          $    2,209     $    4,763     $    5,498
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                                   $   (1,690)    $      412     $      428
    Adjustments to reconcile net (loss) income to net cash provided by operating activities:
      Amortization and other non-cash items                                               (423)          (289)          (280)
      Realized capital gains and losses                                                  3,052            197             79
      Loss on disposition of operations                                                      4             10             88
      Interest credited to contractholder funds                                          2,356          2,628          2,543
      Changes in:
        Policy benefit and other insurance reserves                                       (446)          (290)          (199)
        Unearned premiums                                                                   (2)            (1)            (1)
        Deferred policy acquisition costs                                                   47            (29)          (205)
        Reinsurance recoverables                                                          (167)          (276)          (218)
        Income taxes                                                                      (828)           112           (122)
        Other operating assets and liabilities                                              --            104             93
                                                                                     ----------     ----------     ----------
           Net cash provided by operating activities                                     1,903          2,578          2,206
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
    Fixed income securities                                                             11,083         11,222         12,290
    Equity securities                                                                      131             73             23
    Limited partnership interests                                                          100            181            114
    Mortgage loans                                                                         248             --             --
    Other investments                                                                      135            156            265
Investment collections:
    Fixed income securities                                                              2,530          2,981          2,727
    Mortgage loans                                                                         800          1,506          1,618
    Other investments                                                                       95            383            447
Investment purchases:
    Fixed income securities                                                             (6,498)       (12,096)       (16,246)
    Equity securities                                                                     (133)          (101)          (282)
    Limited partnership interests                                                         (410)          (673)           (22)
    Mortgage loans                                                                      (1,115)        (2,637)        (2,159)
    Other investments                                                                     (120)          (693)          (754)
Change in short-term investments, net                                                   (4,529)            31            362
Change in other investments, net                                                          (359)            30              9
Disposition of operations                                                                   (3)            (5)          (826)
                                                                                     ----------     ----------     ----------
        Net cash provided by (used in) investing activities                              1,955            358         (2,434)
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties                                               800             --             --
Capital contributions                                                                      607             --             --
Note payable to parent                                                                      --           (500)           500
Redemption of redeemable preferred stock                                                    --            (11)           (26)
Contractholder fund deposits                                                             9,253          7,948          9,546
Contractholder fund withdrawals                                                        (14,610)        (9,736)        (8,998)
Dividends paid                                                                              --           (725)          (675)
                                                                                     ----------     ----------     ----------
        Net cash (used in) provided by financing activities                             (3,950)        (3,024)           347
                                                                                     ----------     ----------     ----------
NET (DECREASE) INCREASE IN CASH                                                            (92)           (88)           119
CASH AT BEGINNING OF YEAR                                                                  185            273            154
                                                                                     ----------     ----------     ----------
CASH AT END OF YEAR                                                                 $       93     $      185     $      273
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

            ($ IN MILLIONS)                                           2008           2007           2006
                                                                   ----------     ----------     ----------
            PREMIUMS
              Traditional life insurance (1)                      $      368     $      260     $      257
              Immediate annuities with life contingencies                132            204            278
              Accident, health and other                                  85             38             41
                                                                   ----------     ----------     ----------
                 TOTAL PREMIUMS                                          585            502            576

            CONTRACT CHARGES
              Interest-sensitive life insurance (1)                      855            862            797
              Fixed annuities                                             55             79             73
              Variable annuities                                           1              1            139
                                                                   ----------     ----------     ----------
                TOTAL CONTRACT CHARGES                                   911            942          1,009
                                                                   ----------     ----------     ----------
                    TOTAL PREMIUMS AND CONTRACT CHARGES           $    1,496     $    1,444     $    1,585
                                                                   ==========     ==========     ==========

            ----------
            (1) Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007 and 2006, these ceded reinsurance premiums were $90 million and $53 million, respectively.

     The Company, through several subsidiaries, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2008, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), financial service firms, such as banks and broker-dealers, and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets or equity-like investments.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI"), and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows. Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or an interest rate step-up feature which is intended to incent the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $1.36 billion and $2.67 billion at December 31, 2008 and 2007, respectively.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities, securities sold under agreements to repurchase and collateral received from counterparties related to derivative transactions, the Company records an offsetting liability in other liabilities and accrued expenses or other investments for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on beneficial interests in securitized financial assets not of high credit quality is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities, mortgage loans and bank loans that are in default or when receipt of interest payments is in doubt. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is primarily on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other than temporary including when the Company cannot assert a positive intent to hold an impaired security until recovery (see Note
6). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Consolidated Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

          a) Quoted prices for similar assets or liabilities in active markets;
          b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Certain financial assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

   - FIXED INCOME SECURITIES: U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - EQUITY SECURITIES: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

     U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     PREFERRED STOCK; MORTGAGE-BACKED SECURITIES ("MBS"); FOREIGN GOVERNMENT; ASSET-BACKED SECURITIES ("ABS") - CREDIT CARD: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - EQUITY SECURITIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

   - OTHER INVESTMENTS: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

     Over-the-counter ("OTC") derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

LEVEL 3 MEASUREMENTS

   - FIXED INCOME SECURITIES:

       CORPORATE: Valued based on non-binding broker quotes and are categorized as Level 3.

       CORPORATE PRIVATELY PLACED: Valued based on non-binding broker quotes and models that are widely accepted in the financial services industry and use internally assigned credit ratings as inputs and instrument specific inputs. Instrument specific inputs used in internal fair value determinations include coupon rate, coupon type, weighted average life, sector of the issuer and call provisions. Privately placed securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The internally modeled securities are valued based on internal ratings, which are not observable in the market. Multiple internal ratings comprise a National Association of Insurance Commissioners ("NAIC") rating category and when used in the internal model provide a more refined determination of fair value. The Company's internal ratings are primarily consistent with the NAIC ratings which are generally updated annually.

       MUNICIPAL: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and require projections of future cash flows that are not market-observable, and are categorized as Level 3 as a result of the significance of non-market observable inputs.

       ABS RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ABS RMBS"); ALT-A RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ALT-A"): ABS RMBS and Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       fair value measurements. Certain ABS RMBS and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS RMBS and Alt-A are categorized as Level 3.

       OTHER COLLATERALIZED DEBT OBLIGATIONS ("CDO"); ABS COLLATERALIZED DEBT OBLIGATIONS ("ABS CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all collateralized loan obligations ("CLO"), ABS CDO, and synthetic collateralized debt obligations are categorized as Level 3.

       CMBS; COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS ("CRE CDO"):
       CRE CDO, which are reported as CMBS, and other CMBS, are either valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       ABS - CREDIT CARD, AUTO AND STUDENT LOANS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, they are categorized as Level 3.

   - OTHER INVESTMENTS: Certain free-standing OTC derivatives, such as caps, floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Inputs include non-market observable inputs such as volatility assumptions that are significant to the valuation of the instruments.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A NON-RECURRING BASIS

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources. At December 31, 2008, mortgage loans, limited partnership interests and other investments with a fair value of $244 million were included in the fair value hierarchy in Level 3, since they were subject to remeasurement at fair value at December 31, 2008.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $4 million, $13 million and $7 million in 2008, 2007 and 2006, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability, or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity options and futures, financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts and credit default swaps.

     In addition to the use of credit default swaps for credit risk management strategies, the Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period. The rate of amortization during this term is matched to the recognition pattern of total gross profits.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses and hedges, if applicable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized capital gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing life or investment contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $19 million and $21 million at December 31, 2008 and 2007, respectively. Amortization expense on the present value of future profits was $5 million, $5 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2008 and 2007. The Company annually evaluates goodwill for impairment using both a discounted cash flow analysis and a trading multiple analysis, which are widely accepted valuation techniques to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2008 or 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, differences in tax bases of investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business is reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 109,
  WRITTEN LOAN COMMITMENTS THAT ARE RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption was not permitted. The adoption of SAB 109 did not have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note 7).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The adoption of FSP FIN 39-1 did not have a material impact on the Company's results of operations or financial position.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the related staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
  MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

FSP NO. FAS 133-1 AND FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN
  GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161 ("FSP FAS 133-1 AND FIN 45-4")

     In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, which amends SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

both enhance and synchronize the disclosure requirements of the two statements with respect to the potential for adverse effects of changes in credit risk on the financial statements of the sellers of credit derivatives and certain guarantees. SFAS No. 133 was amended to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. FIN 45 was amended to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The FSP clarifies the FASB's intent that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. The provisions of this FASB staff position that amend SFAS No. 133 and FIN 45 are effective for reporting periods ending after November 15, 2008, and the provisions that clarify the effective date SFAS No. 161 are effective upon the adoption of that statement; therefore, the disclosure requirements, which have no impact to the Company's results of operations or financial position, were adopted at December 31, 2008.

FSP NO. EITF 99-20-1, AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF ISSUE NO.
  99-20 ("FSP EITF 99-20-1")

     In January 2009, the FASB issued FSP EITF 99-20-1, which amends FASB Emerging Issues Task Force ("EITF") No. 99-20 "Recognition of Interest Income and Impairment on Purchased Beneficial Interest and Beneficial Interests That Continue to Be Held by a Transferor or in Securitized Financial Assets," ("EITF 99-20"), to align the impairment guidance in EITF 99-20 with the impairment guidance and related implementation guidance in SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities". The provisions of this FASB staff position are effective for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS No. 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the Consolidated Statements of Operations and Comprehensive Income. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, SFAS No. 160 requires a parent to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption of SFAS No. 160 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
  AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore implementation will not impact the Company's results of operations or financial position.

3. DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed-return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.57 billion and $1.26 billion as of December 31, 2008 and 2007, respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

those related to benefit guarantees, in accordance with the provisions of SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period which ended May 2008, the Company continued to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and service the reinsured business while Prudential prepared for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $79 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $5 million, $6 million and $(61) million, after-tax during 2008, 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million, $5 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $7.53 billion and $13.76 billion as of December 31, 2008 and 2007, respectively. Separate account balances totaling approximately $711 million and $1.17 billion at December 31, 2008 and 2007, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities and limited partnerships, totaled $17 million, $72 million and $39 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $320 million, $1.75 billion and $1.94 billion at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for OTC derivatives were $20 million, $72 million and $357 million at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses or other investments. Consistent with our adoption of FSP FIN 39-1 in 2008, the $20 million of obligations to return cash collateral as of December 31, 2008 are netted against derivative positions and reported in other liabilities and accrued expenses.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:


     ($ IN MILLIONS)                                         2008       2007       2006
                                                          ----------  ----------  ---------
     NET CHANGE IN PROCEEDS MANAGED
     Net change in fixed income securities               $     348   $      34   $     96
     Net change in short-term investments                    1,129         443       (159)
                                                          ----------  ----------  ---------
          Operating cash flow provided (used)            $   1,477   $     477   $    (63)
                                                          ==========  ==========  =========

     NET CHANGE IN LIABILITIES
     Liabilities for collateral and security repurchase,
      beginning of year                                  $  (1,817)  $  (2,294)  $ (2,231)
     Liabilities for collateral and security repurchase,
      end of year                                             (340)     (1,817)    (2,294)
                                                          ----------  ----------  ---------
          Operating cash flow (used) provided            $  (1,477)  $    (477)  $     63
                                                          ==========  ==========  =========

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $467 million, $477 million and $494 million in 2008, 2007 and 2006, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $73 million, $74 million and $72 million of structured settlement annuities, a type of immediate annuity, in 2008, 2007 and 2006, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $12 million, $11 million and $10 million relate to structured settlement annuities with life contingencies and are included in premium income for 2008, 2007 and 2006, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.85 billion and $4.89 billion at December 31, 2008 and 2007, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

agencies. For these services, the Company incurred $19 million, $27 million and $44 million of commission and other distribution expenses for the years ending December 31, 2008, 2007 and 2006, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

  Surplus notes due to related parties outstanding at December 31 consisted of the following:


              ($ IN MILLIONS)                                2008           2007
                                                         ------------   ------------
              5.06% Surplus Notes (1), due 2035         $        100   $        100
              6.18% Surplus Notes (1), due 2036                  100            100
              5.93% Surplus Notes (1), due 2038                   50             --
              7.00% Surplus Notes (1), due 2028                  400             --
                                                         ------------   ------------
               Surplus notes due to related parties     $        650   $        200
                                                         ============   ============

              ----------
              (1) No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority (see Note 5). The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2008 and 2007 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $5 million each year of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $5 million in each year.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $6 million, $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $6 million, $6 million and $3 million, respectively.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $2 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, the Company recorded net investment income on the note due from Kennett of $1 million.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. This surplus note is included as a component of surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $3 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

REDEEMABLE PREFERRED STOCK

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million were incurred and paid during 2006, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. All remaining redeemable preferred stock was redeemed in 2007.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     Effective May 8, 2008, the Company, AIC and the Corporation entered into a one-year Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") replacing the Intercompany Liquidity Agreement between the Company and AIC, dated January 1, 2008. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

INVESTMENT PURCHASES

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. Discretionary capital contributions made by AIC outside of the terms of this agreement, including the $349 million contribution made in June 2008, the $600 million contribution made in November 2008 and the forgiveness of the $400 million surplus note in December 2008, do not reduce AIC's $1 billion obligation. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2008, no capital had been provided by AIC under this agreement.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

FAIR VALUES

       The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                GROSS UNREALIZED
  ($ IN MILLIONS)                            AMORTIZED    ---------------------------      FAIR
                                               COST           GAINS         LOSSES         VALUE
                                           ------------   ------------   ------------   ------------
  AT DECEMBER 31, 2008
  U.S. government and agencies            $      2,792   $        895   $        --    $      3,687
  Municipal                                      3,976             28          (696)          3,308
  Corporate                                     27,416            408        (3,555)         24,269
  Foreign government                             1,652            513           (65)          2,100
  Mortgage-backed securities                     2,923             59          (263)          2,719
  Commercial mortgage-backed securities          5,712             10        (1,992)          3,730
  Asset-backed securities                        4,649              8        (2,034)          2,623
  Redeemable preferred stock                        16             --            (6)             10
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     49,136   $      1,921   $    (8,611)   $     42,446
                                           ============   ============   ============   ============

  AT DECEMBER 31, 2007
  U.S. government and agencies            $      2,848   $        880   $        --    $      3,728
  Municipal                                      4,235            115           (39)          4,311
  Corporate                                     31,624            757          (646)         31,735
  Foreign government                             1,814            374            (3)          2,185
  Mortgage-backed securities                     3,499             37           (46)          3,490
  Commercial mortgage-backed securities          7,698             76          (386)          7,388
  Asset-backed securities                        6,273             20          (690)          5,603
  Redeemable preferred stock                        29              1            (1)             29
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     58,020   $      2,260   $    (1,811)   $     58,469
                                           ============   ============   ============   ============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2008:


                                                          AMORTIZED         FAIR
             ($ IN MILLIONS)                                 COST           VALUE
                                                         ------------   ------------
             Due in one year or less                    $      2,156   $      2,154
             Due after one year through two years              2,118          2,017
             Due after two years through three years           2,649          2,507
             Due after three years through four years          2,868          2,707
             Due after four years through five years           2,895          2,652
             Due after five years through ten years           10,855         10,448
             Due after ten years                              18,023         14,619
                                                         ------------   ------------
                                                              41,564         37,104
             Mortgage- and asset-backed securities             7,572          5,342
                                                         ------------   ------------
                  Total                                 $     49,136   $     42,446
                                                         ============   ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk. Periodic interest receipts on fixed income securities represent a substantial additional source of cash flow over the years presented, but are not included in the contractual maturities table above.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $      3,112  $      3,589  $      3,505
          Mortgage loans                                    580           552           508
          Equity securities                                   7             4             2
          Limited partnership interests                      29            87            42
          Other investments                                 121           243           257
                                                    ------------  ------------  ------------
            Investment income, before expense             3,849         4,475         4,314
            Investment expense                             (129)         (270)         (257)
                                                    ------------  ------------  ------------
               Net investment income               $      3,720  $      4,205  $      4,057
                                                    ============  ============  ============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $     (2,004) $       (172) $       (157)
          Equity securities                                 (29)            6             2
          Limited partnership interests                     (76)           34             2
          Derivatives                                      (815)          (57)           31
          Other                                            (128)           (8)           43
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Sales (1)                                $        184  $         70  $        (29)
          Impairment write-downs (2)                     (1,227)         (118)          (21)
          Change in intent write-downs (1) (3)           (1,207)          (92)          (60)
          Valuation of derivative instruments              (985)          (63)          (17)
          EMA LP income (4)                                 (14)           --            --
          Settlement of derivative instruments              197             6            48
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

----------
         (1) To conform to the current year presentation, certain amounts in the prior years have been reclassified.

         (2) Impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where we could not reasonably assert that the recovery period would be temporary.

         (3) Change in intent write-downs reflects instances where we cannot assert a positive intent to hold until recovery.

         (4) Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting is reported in realized capital gains and losses.

     Gross gains of $579 million, $131 million and $102 million and gross losses of $380 million, $186 million and $231 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2008
Fixed income securities                               $    42,446  $     1,921  $   (8,611)   $          (6,690)
Equity securities                                              82            1         (25)                 (24)
Short-term investments                                      3,858            4          (1)                   3
Derivative instruments (1)                                     16           23          (9)                  14
                                                                                               ------------------
  Unrealized net capital gains and losses, pre-tax                                                       (6,697)

Amounts recognized for:
  Insurance reserves (2)                                                                                   (378)
  DAC and DSI (3)                                                                                         3,493
                                                                                               ------------------
    Amounts recognized                                                                                    3,115
Deferred income taxes                                                                                     1,245
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $          (2,337)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

(2) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although we evaluate premium deficiencies on the combined performance of our life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(3) The DAC and DSI adjustment represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2007
Fixed income securities                               $   58,469   $     2,260  $   (1,811)   $             449
Equity securities                                            102             5          (5)                  --
Derivative instruments (1)                                   (32)           --         (32)                 (32)
                                                                                               ------------------
   Unrealized net capital gains and losses, pre-tax                                                         417

Amounts recognized for:
   Insurance reserves                                                                                    (1,059)
   DAC and DSI                                                                                              513
                                                                                               ------------------
     Amounts recognized                                                                                    (546)
Deferred income taxes                                                                                        45
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $             (84)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $(9) million classified as assets and $23 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:


        ($ IN MILLIONS)                                   2008          2007        2006
                                                       -----------  -----------  -----------
        Fixed income securities                       $   (7,139)  $   (1,139)  $     (672)
        Equity securities                                    (24)         (11)           6
        Short-term investments                                 3           --           --
        Derivative instruments                                46          (16)         (10)
                                                       -----------  -----------  -----------
          Total                                           (7,114)      (1,166)        (676)

        Amounts recognized for:
          Insurance reserves                                 681           70          214
          DAC and DSI                                      2,980          467           58
                                                       -----------  -----------  -----------
           Increase in amounts recognized                  3,661          537          272
        Deferred income taxes                              1,200          220          141
                                                       -----------  -----------  -----------
        Change in unrealized net capital gains
          and losses                                  $   (2,253)  $     (409)  $     (263)
                                                       ===========  ===========  ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.


($ IN MILLIONS)                                   LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                          ---------------------------------  ------------------------------------    TOTAL
                                           NUMBER       FAIR    UNREALIZED    NUMBER        FAIR      UNREALIZED   UNREALIZED
                                          OF ISSUES    VALUE      LOSSES     OF ISSUES      VALUE       LOSSES       LOSSES
                                          ---------   --------  -----------  ----------  -----------  -----------  -----------
AT DECEMBER 31, 2008
Fixed income securities
 Municipal                                     400   $  2,460  $     (653)          26  $       199  $      (43)  $     (696)
 Corporate                                   1,282     12,781      (1,779)         446        4,344      (1,776)      (3,555)
 Foreign government                             43        304         (53)           2           13         (12)         (65)
 MBS                                           129        724        (142)          57          233        (121)        (263)
 CMBS                                          289      2,646        (786)         176          901      (1,206)      (1,992)
 ABS                                           141        778        (251)         335        1,666      (1,783)      (2,034)
 Redeemable preferred stock                      3          9          (6)          --           --          --           (6)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287     19,702      (3,670)       1,042        7,356      (4,941)      (8,611)

Equity securities                               39         55         (25)          --           --          --          (25)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              2,326   $ 19,757  $   (3,695)       1,042  $     7,356  $   (4,941)  $   (8,636)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     2,104   $ 18,791  $   (3,343)         906  $     6,757  $   (4,481)  $   (7,824)
Below investment grade fixed income
     securities                                183        911        (327)         136          599        (460)        (787)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287   $ 19,702  $   (3,670)       1,042  $     7,356  $   (4,941)  $   (8,611)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
AT DECEMBER 31, 2007
Fixed income securities
 Municipal                                     132   $    826  $      (30)          24  $       134  $       (9)  $      (39)
 Corporate                                     812      9,437        (474)         322        3,744        (172)        (646)
 Foreign government                             19        167          (3)           1            1          --           (3)
 MBS                                           122      1,145         (31)         433          686         (15)         (46)
 CMBS                                          306      3,074        (345)         133        1,137         (41)        (386)
 ABS                                           438      4,307        (648)          60          510         (42)        (690)
 Redeemable preferred stock                      1         13          (1)          --           --          --           (1)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830     18,969      (1,532)         973        6,212        (279)      (1,811)

Equity securities                                9         64          (5)          --           --          --           (5)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              1,839   $ 19,033  $   (1,537)         973  $     6,212  $     (279)  $   (1,816)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     1,629   $ 17,675  $   (1,396)         929  $     5,882  $     (247)  $   (1,643)
Below investment grade fixed income
  securities                                   201      1,294        (136)          44          330         (32)        (168)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830   $ 18,969  $   (1,532)         973  $     6,212  $     (279)  $   (1,811)
                                          =========   ========   ==========   =========   ==========   ==========   ==========

     As of December 31, 2008, $1.71 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.71 billion, $1.63 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2008, the remaining $6.93 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $6.93 billion, $705 million are related to below investment grade fixed income securities and $22 million are related to equity securities. Of these

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amounts, $13 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2008. Unrealized losses on below investment grade securities are principally related to rising interest rates or changes in credit spreads. Unrealized losses on equity securities are primarily related to equity market fluctuations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $6.93 billion of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2008 and 2007, equity method limited partnership interests totaled $627 million and $485 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2008 and 2007, the Company had write-downs of $13 million and $9 million, respectively, related to equity method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2008 and 2007, the carrying value for cost method limited partnership interests was $560 million and $509 million, respectively, which primarily included limited partnership interests in fund investments. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2008, 2007 and 2006 the Company had write-downs of $53 million, $0.3 million and $0.1 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2008 and 2007 was $159 million and $2 million, respectively. Valuation allowances of $3 million were held at December 31, 2008 reflecting a charge to operations related to impaired mortgage loans. No valuation allowances were held at December 31, 2007 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007 or 2006. Realized capital losses due to changes in intent to hold mortgage loans to maturity totaled $73 million and $28 million for the years ended December 31, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $6 million, $0.2 million and $0.4 million during 2008, 2007 and 2006, respectively. The average balance of impaired loans was $43 million, $3 million and $5 million in 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2008           2007
                                                             ----------     ---------
        California                                                18.3 %        19.7 %
        Delaware                                                   9.3           8.1
        Texas                                                      8.9           9.0
        New York                                                   8.9           9.5
        New Jersey                                                 7.2           7.1
        Virginia                                                   6.0           4.7
        Oregon                                                     5.3           5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008          2007
                                                             ----------     ----------
      California                                                  21.0 %         22.7 %
      Illinois                                                     9.0            8.7
      Texas                                                        7.0            7.3
      Pennsylvania                                                 6.2            5.5
      New Jersey                                                   6.1            5.5
      New York                                                     5.8            5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008           2007
                                                             ----------     ---------
      Office buildings                                            32.5 %        35.3 %
      Retail                                                      24.5          23.1
      Warehouse                                                   22.6          21.3
      Apartment complex                                           15.5          15.8
      Other                                                        4.9           4.5
                                                             ----------     ---------
           Total                                                 100.0 %       100.0 %
                                                             ==========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2008 for loans that were not in foreclosure are as follows:

                                                 NUMBER        CARRYING
                          ($ IN MILLIONS)       OF LOANS        VALUE         PERCENT
                                              ------------   ------------   ----------
                          2009                         81   $        746          7.5 %
                          2010                         94          1,182         11.8
                          2011                        106          1,434         14.3
                          2012                        106          1,321         13.2
                          2013                         82            780          7.8
                          Thereafter                  445          4,549         45.4
                                              ------------   ------------   ----------
                            Total                     914   $     10,012        100.0 %
                                              ============   ============   ==========

     In 2008, $423 million of commercial mortgage loans were contractually due. Of these, 79% were paid as due, 2% were refinanced at prevailing market terms and 18% were extended generally for less than one year. 1% was in the process of foreclosure, and none were foreclosed or in the process of refinancing or restructuring discussions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONCENTRATION OF CREDIT RISK

     At December 31, 2008, other than U.S. government and agencies, the Company's exposure to credit concentration risk to a single issuer and its affiliaties of greater than 10% of shareholder's equity includes the following:


          ($ IN MILLIONS)                                                 PERCENTAGE OF         PERCENTAGE OF
                                                         CARRYING         STOCKHOLDER'S             TOTAL
                                                           VALUE              EQUITY             INVESTMENTS
                                                      ---------------   ------------------   -------------------
          Federal Home Loan Mortgage Corporation
            ("Freddie Mac")
               Fixed income securities               $           61
               Mortgage loans                                    30
               Short-term investments                           199
                                                      ---------------
                 Total Freddie Mac                   $          290             13.1%                  0.5%
                                                      ===============

          Bank of America Corporation
               Fixed income securities               $          283
               Equity securities                                  7
               Derivative instruments                            (2)
                                                      ---------------
                 Total Bank of America
                   Corporation                       $          288             13.0                   0.5
                                                      ===============

          Federal National Mortgage Association
             ("Fannie Mae")
               Fixed income securities               $          267
                                                      ---------------
                 Total Fannie Mae                    $          267             12.1                   0.4
                                                      ===============

          Wells Fargo & Company
               Fixed income securities               $          227
               Derivative instruments                            (1)
                                                      ---------------
                 Total Wells Fargo & Company         $          226             10.2                   0.4
                                                      ===============

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2008 and 2007, fixed income and equity securities with a carrying value of $307 million and $1.70 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $34 million, $11 million and $5 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $1.73 billion and $2.66 billion at December 31, 2008 and 2007, respectively.

     At December 31, 2008, fixed income securities with a carrying value of $66 million were on deposit with regulatory authorities as required by law.

     At December 31, 2008, the carrying value of fixed income securities that were non-income producing was $4 million. No other investments were non-income producing at December 31, 2008.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:



                                       QUOTED PRICES     SIGNIFICANT
                                         IN ACTIVE         OTHER         SIGNIFICANT
                                        MARKETS FOR      OBSERVABLE      UNOBSERVABLE                        BALANCE AS OF
                                     IDENTICAL ASSETS      INPUTS           INPUTS       OTHER VALUATIONS     DECEMBER 31,
($ IN MILLIONS)                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)         AND NETTING          2008
                                     -----------------  -------------  ----------------  -----------------  ----------------
FINANCIAL ASSETS:
Fixed income securities             $            276   $     28,037   $        14,133                      $        42,446
Equity securities                                  1             54                27                                   82
Short-term investments                           342          3,516                --                                3,858
Other investments:
    Free-standing derivatives                     --            605                13                                  618
                                     -----------------  -------------  ----------------                     ----------------
      TOTAL RECURRING BASIS ASSETS               619         32,212            14,173                               47,004
Non-recurring basis                               --             --               244                                  244
Valued at cost, amortized cost or
   using the equity method                                                              $         13,004            13,004
Counterparty and cash collateral
   netting (1)                                                                                      (480)             (480)
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL INVESTMENTS                                619         32,212            14,417             12,524            59,772
                                     -----------------  -------------  ----------------  -----------------  ----------------
Separate account assets                        8,239             --                --                 --             8,239
Other assets                                      (1)            --                 1                 --                --
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL ASSETS              $          8,857   $     32,212   $        14,418   $         12,524   $        68,011
                                     =================  =============  ================  =================  ================
% of Total financial assets                     13.0%          47.4%             21.2%              18.4%            100.0%

FINANCIAL LIABILITIES:
Contractholder funds:
   Derivatives embedded in
      annuity contracts             $             --   $        (37)  $          (265)                     $          (302)
Other liabilities:
   Free-standing derivatives                      --         (1,118)             (106)                              (1,224)
Non-recurring basis                               --             --                --                                   --
Counterparty and cash collateral
    netting (1)                                                                         $            460               460
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL LIABILITIES         $             --   $     (1,155)  $          (371)  $            460   $        (1,066)
                                     =================  =============  ================  =================  ================
% of Total financial liabilities                  --%         108.4%             34.8%            (43.2)%            100.0%

----------
(1) In accordance with FSP FIN 39-1, the Company nets all fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral executed with the same counterparty under a master netting agreement. At December 31, 2008, the right to reclaim cash collateral was offset by securities held, and the obligation to return collateral was $20 million.

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3). Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and unrealized gains and losses in the quarter of transfer are reflected in the table below. Further, it should be noted that the following table does not take into consideration the effect of offsetting Level 1 and Level 2 financial instruments entered into that economically hedge certain exposures to the Level 3 positions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                 TOTAL REALIZED AND UNREALIZED
                                                   GAINS (LOSSES) INCLUDED IN:
                                                 ------------------------------
                                                                    OCI ON
                                                                  STATEMENT OF     PURCHASES, SALES,
                               BALANCE AS OF         NET           FINANCIAL        ISSUANCES AND
($ IN MILLIONS)               JANUARY 1, 2008     INCOME (1)       POSITION        SETTLEMENTS, NET
                              ----------------   ------------    -------------    ------------------
FINANCIAL ASSETS
Fixed income securities      $         18,830   $     (1,617)   $      (3,029)   $           (2,322)
Equity securities                          61             (3)             (12)                   20
Other investments:
Free-standing derivatives,
  net                                      (6)          (125)              --                    38
                              ----------------   ------------    -------------    ------------------
TOTAL INVESTMENTS                      18,885         (1,745)          (3,041)               (2,264)
Other assets                                2             (1)              --                    --
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $         18,887   $     (1,746)   $      (3,041)   $           (2,264)
                              ================   ============    =============    ==================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $              4   $       (270)   $          --    $                1
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $              4   $       (270)   $          --    $                1
                              ================   ============    =============    ==================

                                                                         TOTAL
                                                                     GAINS (LOSSES)
                                                                      INCLUDED IN
                                    NET                             NET INCOME FOR
                               TRANSFERS IN                           INSTRUMENTS
                                  AND/OR        BALANCE AS OF        STILL HELD AT
                                 (OUT) OF        DECEMBER 31,         DECEMBER 31,
($ IN MILLIONS)                  LEVEL 3            2008                2008 (4)
                              --------------   ---------------     -----------------
FINANCIAL ASSETS
Fixed income securities      $        2,271   $        14,133     $          (1,340)
Equity securities                       (39)               27                    (3)
Other investments:
Free-standing derivatives,
  net                                    --               (93) (2)              (37)
                              --------------   ---------------     -----------------
TOTAL INVESTMENTS                     2,232            14,067  (3)           (1,380)
Other assets                             --                 1                    (1)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $        2,232   $        14,068     $          (1,381)
                              ==============   ===============     =================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $           --   $          (265)    $            (270)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $           --   $          (265)    $            (270)
                              ==============   ===============     =================

----------
(1) The effect to net income of financial assets and financial liabilities totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.83) billion in realized capital gains and losses; $91 million in net investment income; $(6) million in interest credited to contractholder funds; and $(270) million in contract benefits.

(2) Comprises $13 million of financial assets and $(106) million of financial liabilities.

(3) Comprises $14.17 billion of investments and $(106) million of free-standing derivatives included in financial liabilities.

(4) The amounts represent gains and losses included in net income for the period of time that the financial asset or financial liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.45) billion in realized capital gains and losses; $75 million in net investment income; $(1) million in interest credited to contractholder funds and $(270) million in contract benefits.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2008         DECEMBER 31, 2007
                                                     -----------------------   -----------------------
                                                      CARRYING       FAIR       CARRYING       FAIR
       ($ IN MILLIONS)                                  VALUE        VALUE        VALUE       VALUE
                                                     ----------   ----------   ----------   ----------
       Fixed income securities (1)                  $   42,446   $   42,446   $   58,469   $   58,469
       Equity securities (1)                                82           82          102          102
       Mortgage loans                                   10,012        8,700        9,901        9,804
       Limited partnership interests - cost basis          560          541          509          525
       Short-term investments (1)                        3,858        3,858          386          386
       Bank loans                                          981          675        1,128        1,085
       Free-standing derivatives (1)                       138          138          457          457
       Intercompany notes                                  250          185          200          186
       Separate accounts (1)                             8,239        8,239       14,929       14,929

----------
       (1) Carried at fair value in the Consolidated Statements of Financial Position.

     The fair value of mortgage loans is based on discounted contractual cash flows. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans. The fair value of intercompany notes is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                                          DECEMBER 31, 2008         DECEMBER 31, 2007
                                                      -----------------------   -----------------------
                                                       CARRYING      FAIR        CARRYING     FAIR
  ($ IN MILLIONS)                                        VALUE       VALUE         VALUE      VALUE
                                                      ----------   ----------   ----------  -----------
  Contractholder funds on investment contracts (2)   $   45,989   $   42,484   $   50,445   $   49,117
  Surplus notes due to related parties                      650          566          200          189
  Liability for collateral (1)                              340          340        1,817        1,817
  Free-standing derivatives (1)                             744          744          292          292

----------
  (1)  Carried at fair value in the Consolidated Statements of Financial
       Position.

  (2) As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $10.79 billion and $10.02 billion, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies and fixed rate funding agreements were valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximated the carrying value. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximated the carrying value since the embedded equity options are carried at fair value.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     The Company uses derivatives to partially mitigate potential adverse impacts from future increases in credit spreads. Credit default swaps are used to mitigate the credit spread risk within the Company's fixed income portfolio.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained within specific ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value valuation techniques are described in Note 2. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2008, the Company pledged $28 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for free-standing derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                                     CARRYING VALUE
                                                    --------------------------------------------------
                                                            ASSETS                (LIABILITIES)
                                                    -----------------------   ------------------------
          ($ IN MILLIONS)                              2008         2007         2008         2007
                                                    ----------   ----------   ----------    ----------
          Fixed income securities                  $      222   $      612   $       --    $       --
          Other investments                               138          444           --            --
          Other assets                                      3            2           --            --
          Contractholder funds                             --           --         (302)         (119)
          Other liabilities and accrued expenses           --           --         (744)         (292)
                                                    ----------   ----------   ----------    ----------
            Total                                  $      363   $    1,058   $   (1,046)   $     (411)
                                                    ==========   ==========   ==========    ==========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $16 million and $(32) million at December 31, 2008 and 2007, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $48 million, $(16) million and $(10) million in 2008, 2007 and 2006, respectively. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $(1) million in 2009.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                               CARRYING VALUE
                                                         NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                           AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                     --------------  --------------   --------------   --------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                     $      10,354   $        (799)   $          22    $        (821)
   Financial futures contracts and options                   4,359              (1)              --               (1)
   Interest rate cap and floor agreements                    5,688             (35)               2              (37)
                                                     --------------  --------------   --------------   --------------
      Total interest rate contracts                         20,401            (835)              24             (859)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                  5,056              49               97              (48)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                          1,233             222                9              213
   Foreign currency forwards and options                        10              --               --               --
                                                     --------------  --------------   --------------   --------------
      Total foreign currency contracts                       1,243             222                9              213

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                   517             (73)              (1)             (72)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                            985            (147)              --             (147)
   Guaranteed withdrawal benefits                              744            (119)              --             (119)
   Conversion options in fixed income securities               378              90               90               --
   Equity-indexed call options in fixed income
     securities                                                800             132              132               --
   Equity-indexed call options in fixed income
     securities                                              4,150             (37)              --              (37)
   Other embedded derivative financial instruments             135               1               --                1
                                                     --------------  --------------   --------------   --------------
      Total embedded derivative financial                    7,192             (80)             222             (302)
      instruments

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection                  1,145              31                9               22
   Other                                                        81               3                3               --
                                                     --------------  --------------   --------------   --------------
     Total other derivative instruments                      1,226              34               12               22
                                                     --------------  --------------   --------------   --------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $      35,635   $        (683)   $         363    $      (1,046)
                                                     ==============  ==============   ==============   ==============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007:

                                                                                                         CARRYING VALUE
                                                                   NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                                     AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                                -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                                 $    14,886     $      (297)     $      (117)     $      (180)
   Financial futures contracts and options                               710               2                2               --
   Interest rate cap and floor agreements                             13,760               5                5               --
                                                                -------------   -------------    -------------    -------------
   Total interest rate contracts                                      29,356            (290)            (110)            (180)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                            6,057             106              176              (70)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                                    1,493             361              388              (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                             631             (23)             (10)             (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                                    1,592              --               --               --
   Guaranteed withdrawal benefits                                      1,216              --               --               --
   Conversion options in fixed income securities                         559             190              190               --
   Equity-indexed call options in fixed income securities                800             422              422               --
   Equity-indexed and forward starting options in life
     and annuity product contracts                                     3,934            (123)              --             (123)
   Other embedded derivative financial instruments                       154               2               --                2
                                                                -------------   -------------    -------------    -------------
     Total embedded derivative financial instruments                   8,255             491              612             (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Other                                                                  87               2                2               --
                                                                -------------   -------------    -------------    -------------
     Total other derivative financial instruments                         87               2                2               --
                                                                -------------   -------------    -------------    -------------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                           $    45,879     $       647      $     1,058      $      (411)
                                                                =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2008, counterparties pledged $20 million in cash collateral to the Company, and the Company pledged $544 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of free-standing derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2008                                                   2007
                ----------------------------------------------------  -------------------------------------------------------
                Number of                               Exposure,      Number of                                Exposure,
                 Counter-    Notional     Credit          net of        Counter-      Notional     Credit         net of
 RATING (1)      parties      amount    exposure (2)  collateral (2)    parties        amount   exposure (2)   collateral (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
   AAA                  1    $     84     $       --     $       --             1     $   228    $       --    $         --

   AA+                 --          --             --             --             1       2,016             3               3
   AA                  --          --             --             --             7      11,652            65               8
   AA-                  3       6,539              5              5             4       5,532            11               1
   A+                   5       6,195              8              8             3      11,398           187              --
   A                    4       6,001             35             15            --          --            --              --
   A-                   1         216             25             25            --          --            --              --
                ----------  ----------   ------------  -------------  ------------   ---------  ------------  ---------------
   Total               14    $ 19,035     $       73     $       53            16     $30,826    $      266    $          12
                ==========  ==========   ============  =============  ============   =========  ============  ===============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. Credit risk includes both default risk and market value exposure due to spread widening. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                                NOTIONAL AMOUNT
                                      CREDIT RATING UNDERLYING NOTIONAL
                             ---------------------------------------------------
                                                                    BB AND              FAIR
($ IN MILLIONS)                AAA       AA        A       BBB      LOWER    TOTAL      VALUE
                             ------    ------   ------    ------    ------   ------    -------
SINGLE NAME
   Investment grade
      corporate debt        $   10    $   --   $  115    $   91     $  --   $  216    $  (10)
   High yield debt              --        --       --        --         6        6        (3)
   Municipal                    --        25       --        --        --       25       (11)
   Sovereign                    --        --       --        20         5       25        (1)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  10        25      115       111        11      272       (25)
FIRST-TO-DEFAULT
   Investment grade
      corporate debt            --        --       30        60        --       90        (5)
   Municipal                    --       120       35        --        --      155       (43)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  --       120       65        60        --      245       (48)
                             ------    ------   ------    ------    ------   ------    -------
TOTAL                       $   10    $  145   $  180    $  171     $  11   $  517    $  (73)
                             ======    ======   ======    ======    ======   ======    =======

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With FTD baskets, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, while in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                        2008                          2007
                                              ---------------------------   ---------------------------
                                              CONTRACTUAL       FAIR        CONTRACTUAL       FAIR
($ IN MILLIONS)                                 AMOUNT          VALUE          AMOUNT         VALUE
                                              ------------   ------------   ------------   ------------
Commitments to invest in limited
    partnership interests                    $      1,075   $         --   $      1,198   $         --
Commitments to invest - other                           2             --             12             --
Commitments to extend mortgage loans                    3             --            326              3
Private placement commitments                          --             --             30             --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

investment securities and cash totaling $400 million and liabilities primarily consisting of long-term debt totaling $378 million at December 31, 2008. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was $7 million at December 31, 2008.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

       ($ IN MILLIONS)                                                 2008           2007
                                                                   ------------   -----------
       Immediate fixed annuities:
         Structured settlement annuities                          $      6,628   $     7,094
         Other immediate fixed annuities                                 2,101         2,253
       Traditional life insurance                                        2,538         2,397
       Other                                                               989           854
                                                                   ------------   -----------
           Total reserve for life-contingent contract benefits    $     12,256   $    12,598
                                                                   ============   ===========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                          INTEREST              ESTIMATION
             PRODUCT                                 MORTALITY                              RATE                  METHOD
---------------------------------- ------------------------------------------------ ------------------ ---------------------------
Structured settlement annuities    U.S. population with projected calendar year     Interest rate      Present value of
                                   improvements; mortality rates adjusted for each  assumptions range  contractually specified
                                   impaired life based on reduction in life         from 2.9% to 11.7% future benefits
                                   expectancy

Other immediate fixed annuities    1983 group annuity mortality table; 1983         Interest rate      Present value of expected
                                   individual annuity mortality table;  Annuity     assumptions range  future benefits based on
                                   2000 mortality table with internal modifications from 1.6% to 11.5% historical experience

Traditional life insurance         Actual company experience plus loading           Interest rate      Net level premium reserve
                                                                                    assumptions range  method using the Company's
                                                                                    from 4.0% to 11.3% withdrawal experience rates
 Other:
     Variable annuity guaranteed   100% of Annuity 2000 mortality table             Interest rate      Projected benefit ratio
       minimum death benefits (1)                                                   assumptions range  applied to cumulative
                                                                                    from 5.3% to 5.9%  assessments

     Accident and health           Actual company experience plus loading                              Unearned premium;
                                                                                                       additional contract
                                                                                                       reserves for traditional
                                                                                                       life insurance

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million and $1.06 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008 and 2007, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, contractholder funds consist of the following:

        ($ IN MILLIONS)                                                        2008             2007
                                                                           -------------    -------------
        Interest-sensitive life insurance                                 $       9,308    $       8,896
        Investment contracts:
          Fixed annuities                                                        37,625           38,100
          Funding agreements backing medium-term notes                            9,314           13,375
          Other investment contracts                                                533               93
                                                                           -------------    -------------
            Total contractholder funds                                    $      56,780    $      60,464
                                                                           =============    =============

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
-----------------------------------  ----------------------------------- --------------------------------------------------
Interest-sensitive life insurance     Interest rates credited range       Either a percentage of account balance or
                                      from 2.0% to 6.0%                   dollar amount grading off generally over 20
                                                                          years

Fixed annuities                       Interest rates credited range       Either a declining or a level percentage charge
                                      from 1.3% to 11.5% for immediate    generally over nine years or less.
                                      annuities and 0% to 16.0% for       Additionally, approximately 28.4% of fixed
                                      other fixed annuities (which        annuities are subject to market value
                                      include equity-indexed annuities    adjustment for discretionary withdrawals
                                      whose returns are indexed to the
                                      S&P 500)

Funding agreements backing            Interest rates credited range       Not applicable
medium-term notes                     from 0.5% to 6.5% (excluding
                                      currency-swapped medium-term
                                      notes)

Other investment contracts:
Variable guaranteed minimum           Interest rates used in              Withdrawal and surrender charges are based on
    income, accumulation and          establishing reserves range from    the terms of the related interest-sensitive
    withdrawal benefits (1) and       1.8% to 10.3%                       life insurance or fixed annuity contract
    secondary guarantees on
    interest-sensitive life
    insurance and fixed annuities

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

       ($ IN MILLIONS)                                                 2008           2007
                                                                     -----------   -----------
       Balance, beginning of year                                  $    60,464   $    60,565
          Deposits                                                       9,286         7,960
          Interest credited                                              2,350         2,635
          Benefits                                                      (1,701)       (1,656)
          Surrenders and partial withdrawals                            (4,329)       (4,928)
          Maturities of institutional products                          (8,599)       (3,165)
          Net transfers from separate accounts                              19            13
          Contract charges                                                (819)         (751)
          Fair value hedge adjustments for institutional products          (56)           34
          Other adjustments                                                165          (243)
                                                                     -----------   -----------
       Balance, end of year                                        $    56,780   $    60,464
                                                                     ===========   ===========

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in
Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.07 billion and $13.32 billion of equity, fixed income and balanced mutual funds and $730 million and $661 million of money market mutual funds at December 31, 2008 and 2007, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                    DECEMBER 31,
                                                                                 ---------------------------
                                                                                     2008             2007
                                                                                 ------------   ------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $      7,802   $     13,939
        Net amount at risk (1)                                                  $      3,971   $        956
        Average attained age of contractholders                                     64 years       66 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $      1,846   $      3,394
        Net amount at risk (2)                                                  $      1,459   $        144
        Weighted average waiting period until annuitization options available        4 years        3 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $        718   $      1,218
        Net amount at risk (3)                                                  $        159   $          4

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $        984   $      1,587
        Net amount at risk (4)                                                  $        223   $         --
        Weighted average waiting period until guarantee date                         9 years       10 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                                                                      LIABILITY FOR
                                         LIABILITY FOR                                 GUARANTEES
                                           GUARANTEES           LIABILITY FOR          RELATED TO
                                        RELATED TO DEATH          GUARANTEES          ACCUMULATION
                                          BENEFITS AND            RELATED TO              AND
                                       INTEREST-SENSITIVE          INCOME              WITHDRAWAL
($ IN MILLIONS)                           LIFE PRODUCTS           BENEFITS              BENEFITS            TOTAL
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2006 (1)     $                114    $               47    $              (8)   $       153
  Less reinsurance recoverables                        96                    23                   (8)           111
                                      ---------------------   -------------------   ------------------   ------------
Net balance at December 31, 2006                       18                    24                   --             42
Incurred guaranteed benefits                            7                    (5)                  --              2
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                            6                    (5)                  --              1
Net balance at December 31, 2007                       24                    19                   --             43
  Plus reinsurance recoverables                       121                    26                   --            147
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2007 (2)     $                145    $               45    $              --    $       190
                                      =====================   ===================   ==================   ============
  Less reinsurance recoverables                      (121)                  (26)                  --           (147)
Net balance at December 31, 2007                       24                    19                   --             43
Incurred guaranteed benefits                           11                    --                   --             11
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                           10                    --                   --             10
Net balance at December 31, 2008                       34                    19                   --             53
  Plus reinsurance recoverables                        81                   200                  266            547
                                      ---------------------   -------------------   ------------------   ------------
Balance, December 31, 2008(3)        $                115    $              219    $             266    $       600
                                      =====================   ===================   ==================   ============

----------
     (1) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(7) million, variable annuity withdrawal benefits of $(1) million and other guarantees of $52 million.
     (2) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.
     (3) Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.57 billion and $1.26 billion at December 31, 2008 and 2007, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2008, premiums and contract charges of $238

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. In addition, as of December 31, 2008 and 2007, the Company had reinsurance recoverables of $181 million and $166 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2008, the gross life insurance in force was $528.22 billion of which $249.64 billion was ceded to unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                         $      2,275    $      2,342    $      2,326
Assumed
   Affiliate                                                             70              16              16
   Non-affiliate                                                         25              26              30
Ceded--non-affiliate                                                   (874)           (940)           (787)
                                                                -------------   -------------   -------------
     Premiums and contract charges, net of reinsurance         $      1,496    $      1,444    $      1,585
                                                                =============   =============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
CONTRACT BENEFITS
Direct                                                         $      2,428    $      1,973    $      1,886
Assumed
   Affiliate                                                             42              10              11
   Non-affiliate                                                         26              27              23
Ceded--non-affiliate                                                 (1,099)           (646)           (548)
                                                                -------------   -------------   -------------
     Contract benefits, net of reinsurance                     $      1,397    $      1,364    $      1,372
                                                                =============   =============   =============

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                         $      2,373    $      2,644    $      2,534
Assumed
   Affiliate                                                             11              13              24
   Non-affiliate                                                         15              18              26
Ceded--non-affiliate                                                    (43)            (47)            (41)
                                                                -------------   -------------   -------------
     Interest credited to contractholder funds, net of
        reinsurance                                            $      2,356    $      2,628    $      2,534
                                                                =============   =============   =============

Reinsurance recoverables at December 31 are summarized in the following table.

                                                     REINSURANCE RECOVERABLE ON
               ($ IN MILLIONS)                        PAID AND UNPAID BENEFITS
                                                    ---------------------------
                                                        2008           2007
                                                    ------------   ------------
               Annuities                           $      1,734   $      1,423
               Life insurance                             1,465          1,365
               Long-term care                               630            526
               Other                                         94             96
                                                    ------------   ------------
               Total                               $      3,923   $      3,410
                                                    ============   ============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, 2008 and 2007, approximately 93% and 88%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                      2008            2007            2006
                                                 -------------   -------------   -------------
Balance, beginning of year                      $      3,905    $      3,485    $      3,948
Reinsurance assumed (1)                                   32              --              --
Impact of adoption of SOP 05-1 (2)                        --             (11)             --
Disposition of operation (3)                              --              --            (726)
Acquisition costs deferred                               596             547             742
Amortization charged to income                          (643)           (518)           (538)
Effect of unrealized gains and losses                  2,811             402              59
                                                 -------------   -------------   -------------
Balance, end of year                            $      6,701    $      3,905    $      3,485
                                                 =============   =============   =============

----------
(1) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 5).
(2) The adoption of SOP 05-1 resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see Note 2).
(3) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net accretion of DAC amortization related to realized capital gains and losses was $515 million, $17 million and $50 million in 2008, 2007 and 2006, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

     ($ IN MILLIONS)                                      2008            2007            2006
                                                      -------------   -------------   -------------
     Balance, beginning of year                      $        295    $        225    $        237
     Impact of adoption of SOP 05-1 (1)                        --              (2)             --
     Disposition of operation (2)                              --              --             (70)
     Sales inducements deferred                                47              64             105
     Amortization charged to income                           (53)            (57)            (48)
     Effect of unrealized gains and losses                    164              65               1
                                                      -------------   -------------   -------------
     Balance, end of year                            $        453    $        295    $        225
                                                      =============   =============   =============

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see
          Note 2).
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has been declared financially insolvent by a court of competent jurisdiction and, in certain states, there is also a final order of liquidation, and the amount of loss is reasonably estimable. As of December 31, 2008 and 2007, the liability balance included in other liabilities and accrued expenses was $30 million and $21 million, respectively. The related premium tax offsets included in other assets were $29 million and $21 million as of December 31, 2008 and 2007, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

rehabilitation plan and may only be able to meet future obligations of its annuity contracts for the next fifteen years. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The shortfall was estimated by the Bureau to be $1.27 billion at October 29, 2008.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's New York market share was approximately 4.1% in 2007 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment was $195 million at December 31, 2008. The obligations associated with these fixed income securities expire at various dates during the next six years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007 or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

     ($ IN MILLIONS)                                      2008            2007
                                                      ------------    ------------
     DEFERRED ASSETS
     Life and annuity reserves                       $        306    $        588
     Unrealized net capital losses                          1,254              45
     Difference in tax bases of investments                   381              23
     Net operating loss carryforward                          208              --
     Other assets                                              43              39
                                                      ------------    ------------
         Total deferred assets                              2,192             695
     Valuation allowance                                       (9)             --
                                                      ------------    ------------
          Net deferred assets                               2,183             695
     DEFERRED LIABILITIES
     DAC                                                     (790)           (787)
     Other liabilities                                        (11)             (9)
                                                      ------------    ------------
         Total deferred liabilities                          (801)           (796)
                                                      ------------    ------------
              Net deferred asset (liability)         $      1,382    $       (101)
                                                      ============    ============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowance, will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be able to be fully utilized. The valuation allowance for deferred tax assets increased by $9 million in 2008.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

     ($ IN MILLIONS)                                       2008            2007            2006
                                                       ------------    ------------   ------------
     Current                                          $       (640)   $        111   $        136
     Deferred (including $208 million tax benefit of
       operating loss carryforward in 2008)                   (306)             69             60
                                                       ------------    ------------   ------------
     Total income tax (benefit) expense               $       (946)   $        180   $        196
                                                       ============    ============   ============

     As of December 31, 2008, the Company has a net operating loss carryforward of approximately $593 million, which will be available to offset future taxable income. This carryforward will expire at the end of 2023.

     The Company received an income tax refund of $118 million in 2008. The Company paid income taxes of $68 million and $317 million in 2007 and 2006, respectively. The Company had a current income tax receivable of $529 million and $6 million at December 31, 2008 and 2007, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                  2008            2007            2006
                                                              ------------    ------------    -----------
     Statutory federal income tax rate - (benefit) expense          (35.0) %         35.0  %        35.0  %
     Dividends received deduction                                    (0.5)           (2.7)          (2.7)
     Tax credits                                                     (0.2)           (2.3)          (0.5)
     Other                                                           (0.2)            0.4           (0.5)
                                                              ------------    ------------    -----------
       Effective income tax rate - (benefit) expense                (35.9) %         30.4  %        31.3  %
                                                              ============    ============    ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2008 and 2007 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 5 to the consolidated financial statements. The Company paid $13 million, $21 million and $13 million of interest on debt in 2008, 2007 and 2006, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

      Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2008, 2007 and 2006 was $(1.98) billion, $172 million and $252 million, respectively. Statutory capital and surplus was $3.25 billion and $2.62 billion as of December 31, 2008 and 2007, respectively.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice would have increased statutory capital and surplus by $394 million as of October 1, 2008. On a pro-forma basis, this accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed. The increase from October 1, 2008 was primarily the result of decreases in the fair value of the investments, while the reserve balances were comparable.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to admit deferred tax assets that are expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that are expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed. Admitted statutory-basis deferred tax assets totaled $421 million or 52% of the gross deferred tax assets before non-admission limitations.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid no dividends in 2008 and paid dividends of $725 million in 2007. The 2007 dividends were in excess of the $336 million that was allowed under Illinois insurance law based on the 2006 formula amount. ALIC received approval from the IL DOI for the portion of the 2007 dividends in excess of this amount. Based on ALIC's statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

approval at a given point in time during 2009 is $325 million, less dividends paid during the preceding twelve months measured at that point in time. This value is further limited by the amount of unassigned funds at that point in time. As of December 31, 2008, ALIC's unassigned funds was $136 million.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2008, 2007 and 2006 was $16 million, $24 million and $37 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $4 million, $6 million and $7 million for postretirement benefits other than pension plans in 2008, 2007 and 2006, respectively.

ALLSTATE 401(k) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The Company's allocation of profit sharing expense from the Corporation was $6 million, $12 million and $13 million in 2008, 2007 and 2006, respectively.

16.  OTHER COMPREHENSIVE LOSS

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                          2008                               2007                                2006
                             ---------------------------------- -------------------------------    -------------------------------
                               PRE-                   AFTER-      PRE-                  AFTER-       PRE-                  AFTER-
                               TAX         TAX         TAX        TAX         TAX        TAX         TAX         TAX        TAX
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net
    holding losses
    arising during
    the period, net
    of related offsets      $ (5,525)   $  1,925   $ (3,600)   $   (492)   $    172   $   (320)   $   (493)   $    172   $   (321)
Less: reclassification
    adjustment of
    realized capital
    gains and losses          (2,072)        725     (1,347)        137         (48)        89         (89)         31        (58)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net capital
    gains and losses          (3,453)      1,200     (2,253)       (629)        220       (409)       (404)        141       (263)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Other comprehensive loss    $ (3,453)   $  1,200   $ (2,253)   $   (629)   $    220   $   (409)   $   (404)   $    141   $   (263)
                             ========    ========   ========    ========    ========   ========    ========    ========   ========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  QUARTERLY RESULTS (UNAUDITED)

                         FIRST QUARTER          SECOND QUARTER        THIRD QUARTER          FOURTH QUARTER
                     --------------------   --------------------   --------------------   --------------------
($ IN MILLIONS)        2008        2007       2008         2007      2008        2007        2008        2007
                     --------    --------   --------    --------   --------    --------   --------    --------
Revenues            $    916    $  1,435   $    362    $  1,509   $    710    $  1,274   $    176    $  1,234
Net (loss) income       (115)        149       (368)        187       (184)         56     (1,023)         20

                                    PART C
                               OTHER INFORMATION

24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b)EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2)     Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to
        Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement
        (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5,
        1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8)     Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
        No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File
        No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File
        No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File
        No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File
        No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File
        No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File
        No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File
        No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(i)     Opinion and consent of General Counsel. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(99) Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II. Filed herewith.

25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Item 25. Directors and Officers of the Depositor

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------

 David Andrew Bird
                                        Director and Senior Vice President

 Michael B. Boyle
                                        Director and Senior Vice President

 Don Civgin
                                        Director

 Frederick F. Cripe
                                        Director and Executive Vice President

 Judith P. Greffin
                                        Director, Senior Vice President and
                                        Chief Investment Officer

 Susan L. Lees
                                        Director, Senior Vice President,
                                        General Counsel and Secretary

 John Carl Lounds
                                        Director and Senior Vice President

 John C. Pintozzi
                                        Director, Senior Vice President and
                                        Chief Financial Officer

 George E. Ruebenson
                                        Director, President and Chief
                                        Executive Officer

 Thomas Joseph Wilson, II
                                        Director and Chairman of the Board

 J. Eric Smith
                                        Senior Vice President

 Samuel Henry Pilch
                                        Group Vice President and Controller

 Matthew S. Easley
                                        Vice President

 Mary Jovita McGinn
                                        Vice President and Assistant Secretary

 Steven C. Verney
                                        Treasurer

 Charles Calvin Baggs
                                        Assistant Vice President

 Darryl L. Baltimore
                                        Assistant Vice President

 James Baumstark
                                        Assistant Vice President

 Laura J. Clark
                                        Assistant Vice President

 Errol Cramer
                                        Assistant Vice President and
                                        Appointed Actuary

 Lawrence William Dahl
                                        Assistant Vice President

 Sam DeFrank
                                        Assistant Vice President - Tax Counsel

 Sarah R. Donahue
                                        Assistant Vice President

 Michael Downing
                                        Assistant Vice President

 Karen C. Duffy
                                        Assistant Vice President and
                                        Assistant Treasurer

 Lisa J. Flanary
                                        Assistant Vice President

 Michael H. Haney
                                        Assistant Vice President

 Keith A. Hauschildt
                                        Assistant Vice President

 Atif (A.J.) Ijaz
                                        Assistant Vice President

 Joseph P. Rath
                                        Assistant Vice President, Assistant
                                        General Counsel and Assistant
                                        Secretary

 Mario Rizzo
                                        Assistant Vice President and
                                        Assistant Treasurer

 Mary Springberg
                                        Assistant Vice President

 Robert E. Transon
                                        Assistant Vice President

 Timothy Nicholas Vander Pas
                                        Assistant Vice President

 Dean M. Way
                                        Assistant Vice President and
                                        Illustration Actuary

 Richard Zaharias
                                        Assistant Vice President

 Doris J. Bryant
                                        Assistant Secretary

 Paul N. Kierig
                                        Assistant Secretary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 26, 2009 (File No. 001-11840).

27.NUMBER OF CONTRACT OWNERS

(a)Variable Annuity II.

As of February 28, 2009 there were 27,048 contracts.

(b)Variable Annuity 3.

As of February 28, 2009 there were 13,566 contracts.

28.INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. Incorporated, is a principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

(b) The directors and officers of Morgan Stanley & Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                   Title
 ----                                   -----
 Walid A. Chammah                       Director
 Charles Chasin                         Director
 Shelley S. Hanan                       Director
 Michael J. Petrick                     Director
 James P. Gorman                        Director, Chairman, President,
                                        & Chief Executive Officer
 Fred J. Gonfiantini                    Chief Financial Officer
 Stephen Daffron                        Chief Operations Officer
 John H. Faulkner                       General Counsel and Secretary
 David K. Wong                          Treasurer
 Jill W. Ostergaard and Michelle B.
   Oroschakoff                          Chief Compliance Officer
 Joseph D'Auria                         Controller
 Greame McEvoy                          Assistant Treasurer
 Daniel B. Park                         Assistant Treasurer
 David S. Russo                         Assistant Treasurer
 W. Gary Beeson                         Assistant Secretary
 Margaret Dugan                         Assistant Secretary
 Martin M. Cohen                        Assistant Secretary
 Cheryl A. Grassmann                    Assistant Secretary
 Jeanne E. Greeley                      Assistant Secretary
 Charlene R. Herzer                     Assistant Secretary
 Susan M. Krause                        Assistant Secretary
 Jacob E. Tyler                         Assistant Secretary

The principal business address of each of the above-named individuals is as follows:

(1)1585 Broadway, New York, NY 10036

(c)Compensation of Morgan Stanley & Co. Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2008.

                                 (2)
    (1)                    Net Underwriting      (3)          (4)
Name of Principal           Discounts and   Compensation   Brokerage      (5)
Underwriter                  Commissions    on Redemption Commissions Compensation
-----------------          ---------------- ------------- ----------- ------------
Morgan Stanley & Co. Inc..       N/A             N/A      $9,100,883      N/A

30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley & Co. Incorporated., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None

32.UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 24th day of April, 2009.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                 (REGISTRANT)

                        ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                                             BY:        /s/ Susan L. Lees
                                                  ------------------------------
                                                          Susan L. Lees
                                                     Senior Vice President,
                                                  General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 24th day of April, 2009.


*/DAVID A. BIRD        Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice President
----------------------
Michael B. Boyle

*/DON CIVGIN           Director
----------------------
Don Civgin

*/FREDERICK F. CRIPE   Director and Executive Vice President
----------------------
Frederick F. Cripe

*/JUDITH P. GREFFIN    Director, Senior Vice President and Chief Investment
---------------------- Officer
Judith P. Greffin

/S/SUSAN L. LEES       Director, Senior Vice President, General Counsel and
---------------------- Secretary
Susan L. Lees

*/JOHN C. LOUNDS       Director and Senior Vice President
----------------------
John C. Lounds

*/SAMUEL H. PILCH      Group Vice President and Controller
----------------------
Samuel H. Pilch

*/JOHN C. PINTOZZI     Director, Senior Vice President and Chief Financial
---------------------- Officer
John C. Pintozzi

*/GEORGE E. REUBENSON  Director, President and Chief Executive Officer
----------------------
George E. Reubenson

*/THOMAS J. WILSON     Director and Chairman of the Board
----------------------
Thomas J. Wilson

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No. Description
----------- ------------------------------------------------------------------

     9(i)   Opinion and Consent of General Counsel

     10     Consent of Independent Registered Public Accounting Firm

     99 Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II